                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-22127

                        RIVERSOURCE VARIABLE SERIES TRUST
               (Exact name of registrant as specified in charter)

         50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
               (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end:  12/31

Date of reporting period: 6/30

Semiannual Report
                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE
VARIABLE PORTFOLIO FUNDS

SEMIANNUAL REPORT
FOR THE PERIOD ENDED
JUNE 30, 2009


References to "Fund" throughout this semiannual report refer to the following individual funds, singularly or collectively as the context requires:

RiverSource Partners Variable Portfolio - Fundamental Value Fund
RiverSource Partners Variable Portfolio - Select Value Fund
RiverSource Partners Variable Portfolio - Small Cap Value Fund
RiverSource Variable Portfolio - Balanced Fund
RiverSource Variable Portfolio - Cash Management Fund
RiverSource Variable Portfolio - Diversified Bond Fund
RiverSource Variable Portfolio - Diversified Equity Income Fund
RiverSource Variable Portfolio - Dynamic Equity Fund
(formerly known as RiverSource Variable Portfolio - Large Cap Equity Fund) RiverSource Variable Portfolio - Global Bond Fund
RiverSource Variable Portfolio - Global Inflation Protected Securities Fund RiverSource Variable Portfolio - High Yield Bond Fund

RiverSource Variable Portfolio - Income Opportunities Fund
RiverSource Variable Portfolio - Mid Cap Growth Fund
RiverSource Variable Portfolio - Mid Cap Value Fund
RiverSource Variable Portfolio - S&P 500 Index Fund
RiverSource Variable Portfolio - Short Duration U.S. Government Fund
Seligman Variable Portfolio - Growth Fund
(formerly known as RiverSource Variable Portfolio - Growth Fund)
Seligman Variable Portfolio - Larger-Cap Value Fund
(formerly known as RiverSource Variable Portfolio - Large Cap Value Fund) Seligman Variable Portfolio - Smaller-Cap Value Fund
(formerly known as RiverSource Variable Portfolio - Small Cap Advantage Fund) Threadneedle Variable Portfolio - Emerging Markets Fund
Threadneedle Variable Portfolio - International Opportunity Fund

Please remember that you may not buy (nor will you own) shares of the Fund directly. You invest by buying a variable annuity contract or life insurance policy and allocating your purchase payments to the variable subaccount or variable account (the subaccounts) that invests in the Fund.

This semiannual report may contain information on funds not available under your variable annuity contract or life insurance policy. Please refer to your variable annuity contract or life insurance policy prospectus for information regarding the investment options available to you.

The RiverSource Variable Portfolio (VP) Funds provide several alternatives to consider for investment through your variable annuity contract or life insurance policy.

TABLE OF CONTENTS --------------------------------------------------------------

2009 SEMIANNUAL REPORT

The purpose of this semiannual report is to tell investors how the Fund performed.

RIVERSOURCE PARTNERS VP -- FUNDAMENTAL VALUE
  FUND
Your Fund at a Glance......................    3
RIVERSOURCE PARTNERS VP -- SELECT VALUE FUND
Your Fund at a Glance......................    5
RIVERSOURCE PARTNERS VP -- SMALL CAP VALUE FUND
Your Fund at a Glance......................    7
RIVERSOURCE VP -- BALANCED FUND
Your Fund at a Glance......................    9
RIVERSOURCE VP -- CASH MANAGEMENT FUND
Your Fund at a Glance......................   12
RIVERSOURCE VP -- DIVERSIFIED BOND FUND
Your Fund at a Glance......................   13
RIVERSOURCE VP -- DIVERSIFIED EQUITY INCOME FUND
Your Fund at a Glance......................   15
RIVERSOURCE VP -- DYNAMIC EQUITY FUND
Your Fund at a Glance......................   17
RIVERSOURCE VP -- GLOBAL BOND FUND
Your Fund at a Glance......................   19
RIVERSOURCE VP -- GLOBAL INFLATION PROTECTED
  SECURITIES FUND
Your Fund at a Glance......................   21
RIVERSOURCE VP -- HIGH YIELD BOND FUND
Your Fund at a Glance......................   23
RIVERSOURCE VP -- INCOME OPPORTUNITIES FUND
Your Fund at a Glance......................   26
RIVERSOURCE VP -- MID CAP GROWTH FUND
Your Fund at a Glance......................   28
RIVERSOURCE VP -- MID CAP VALUE FUND
Your Fund at a Glance......................   30
RIVERSOURCE VP -- S&P 500 INDEX FUND
Your Fund at a Glance......................   32
RIVERSOURCE VP -- SHORT DURATION U.S. GOVERNMENT
  FUND
Your Fund at a Glance......................   34
SELIGMAN VP -- GROWTH FUND
Your Fund at a Glance......................   36
SELIGMAN VP -- LARGER-CAP VALUE FUND
Your Fund at a Glance......................   38
SELIGMAN VP -- SMALLER-CAP VALUE FUND
Your Fund at a Glance......................   40
THREADNEEDLE VP -- EMERGING MARKETS FUND
Your Fund at a Glance......................   42
THREADNEEDLE VP -- INTERNATIONAL OPPORTUNITY
  FUND
Your Fund at a Glance......................   44
FUND EXPENSES EXAMPLES.....................   46
PORTFOLIO OF INVESTMENTS...................   52
STATEMENTS OF ASSETS AND LIABILITIES.......  188
STATEMENTS OF OPERATIONS...................  195
STATEMENTS OF CHANGES IN NET ASSETS........  202
FINANCIAL HIGHLIGHTS.......................  208
NOTES TO FINANCIAL STATEMENTS..............  229
APPROVAL OF INVESTMENT MANAGEMENT SERVICES
  AGREEMENT................................  258
PROXY VOTING...............................  260




--------------------------------------------------------------------------------
2  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

RiverSource Partners VP - Fundamental Value Fund

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource Partners VP - Fundamental Value Fund (the Fund) advanced 5.35% for the six months ended June 30, 2009.

> The Fund outperformed its benchmark, the Standard & Poor's 500 Index (S&P 500
  Index), which increased 3.16% during the same period.

> The Fund performed in line with its peer group, as represented by the Lipper
  Large-Cap Core Funds Index, which rose 5.35% during the same period.

ANNUALIZED TOTAL RETURNS (for period ended June 30, 2009)
--------------------------------------------------------------------------------


                                                                                             SINCE
                                                                                           INCEPTION
                                                           6 MONTHS*    1 YEAR   3 YEARS     5/1/06
----------------------------------------------------------------------------------------------------
RiverSource Partners VP -- Fundamental Value Fund            +5.35%    -27.47%    -9.72%     -9.31%
----------------------------------------------------------------------------------------------------
S&P 500 Index(1) (unmanaged)                                 +3.16%    -26.21%    -8.22%     -8.50%
----------------------------------------------------------------------------------------------------
Lipper Large-Cap Core Funds Index(2)                         +5.35%    -25.69%    -7.77%     -8.17%
----------------------------------------------------------------------------------------------------



*   Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. Total returns shown do not reflect expenses that apply to the subaccount or the annuity or life insurance contract. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary.

The indices do not reflect the effects of expenses (excluding Lipper). It is not possible to invest directly in an index.

(1) The S&P 500 Index, an unmanaged index of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices.

(2) The Lipper Large-Cap Core Funds Index includes the 30 largest large-cap core funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment.


--------------------------------------------------------------------------------
               RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT  3

YOUR FUND AT A GLANCE (continued) ----------------------------------------------
RiverSource Partners VP - Fundamental Value Fund


STYLE MATRIX
--------------------------------------------------------------------------------



         STYLE
VALUE    BLEND   GROWTH
   X                      LARGE
                          MEDIUM   SIZE
                          SMALL



Shading within the style matrix approximates areas in which the Fund is designed to generally invest.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and may serve as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

SECTOR DIVERSIFICATION(1) (at June 30, 2009; % of portfolio assets)
---------------------------------------------------------------------

Consumer Discretionary                                                  9.4%
----------------------------------------------------------------------------
Consumer Staples                                                       11.9%
----------------------------------------------------------------------------
Energy                                                                 16.1%
----------------------------------------------------------------------------
Financials                                                             27.2%
----------------------------------------------------------------------------
Health Care                                                             8.9%
----------------------------------------------------------------------------
Industrials                                                             6.0%
----------------------------------------------------------------------------
Information Technology                                                  9.1%
----------------------------------------------------------------------------
Materials                                                               5.2%
----------------------------------------------------------------------------
Utilities                                                               0.2%
----------------------------------------------------------------------------
Other(2)                                                                6.0%
----------------------------------------------------------------------------


(1) Sectors can be comprised of several industries. Please refer to the section entitled "Portfolio of Investments" for a complete listing. No single industry exceeds 25% of portfolio assets.

    Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan) as of June 30, 2009. The Fund's composition is subject to change.

(2) Cash & Cash Equivalents.

The sectors identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

TOP TEN HOLDINGS (at June 30, 2009; % of portfolio assets)
---------------------------------------------------------------------

Berkshire Hathaway Cl B                                                 4.5%
----------------------------------------------------------------------------
Occidental Petroleum                                                    4.3%
----------------------------------------------------------------------------
Wells Fargo & Co                                                        3.8%
----------------------------------------------------------------------------
Costco Wholesale                                                        3.6%
----------------------------------------------------------------------------
EOG Resources                                                           2.6%
----------------------------------------------------------------------------
Devon Energy                                                            2.6%
----------------------------------------------------------------------------
American Express                                                        2.4%
----------------------------------------------------------------------------
JPMorgan Chase & Co                                                     2.4%
----------------------------------------------------------------------------
CVS Caremark                                                            2.2%
----------------------------------------------------------------------------
Loews                                                                   2.1%
----------------------------------------------------------------------------


Excludes cash & cash equivalents.

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
4  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

RiverSource Partners VP - Select Value Fund

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource Partners VP - Select Value Fund (the Fund) advanced 6.48% for the six months ended June 30, 2009.

> The Fund outperformed its benchmark, the Russell Midcap Value Index, which increased 3.19% during the same period.

> The Fund underperformed its peer group, as represented by the Lipper Mid-Cap
  Value Funds Index, which rose 9.80% during the same period.

ANNUALIZED TOTAL RETURNS (for period ended June 30, 2009)
--------------------------------------------------------------------------------


                                                                                                SINCE
                                                                                              INCEPTION
                                                    6 MONTHS*    1 YEAR   3 YEARS   5 YEARS     2/4/04
-------------------------------------------------------------------------------------------------------
RiverSource Partners VP -- Select Value Fund          +6.48%    -27.07%    -8.21%    -1.54%     -1.04%
-------------------------------------------------------------------------------------------------------
Russell Midcap(R) Value Index(1) (unmanaged)          +3.19%    -30.52%   -11.07%    -0.43%     +0.60%
-------------------------------------------------------------------------------------------------------
Lipper Mid-Cap Value Funds Index(2)                   +9.80%    -28.34%    -8.75%    -0.90%     +0.23%
-------------------------------------------------------------------------------------------------------



*   Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. Total returns shown do not reflect expenses that apply to the subaccount or the annuity or life insurance contract. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary.

The indices do not reflect the effects of expenses (excluding Lipper). It is not possible to invest directly in an index.

(1) The Russell Midcap Value Index, an unmanaged index, measures the performance of the mid-cap value segment of the U.S. equity universe. It includes those Russell Midcap Index companies with lower price-to-book ratios and lower forecasted growth values. The index reflects reinvestment of all distributions and changes in market prices.

(2) The Lipper Mid-Cap Value Funds Index includes the 30 largest mid-cap value funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment.


--------------------------------------------------------------------------------
               RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT  5

YOUR FUND AT A GLANCE (continued) ----------------------------------------------
RiverSource Partners VP - Select Value Fund


STYLE MATRIX
--------------------------------------------------------------------------------



         STYLE
VALUE    BLEND   GROWTH
                          LARGE
   X                      MEDIUM   SIZE
                          SMALL



Shading within the style matrix approximates areas in which the Fund is designed to generally invest.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and may serve as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

SECTOR DIVERSIFICATION(1) (at June 30, 2009; % of portfolio assets)
---------------------------------------------------------------------

Consumer Discretionary                                                 10.9%
----------------------------------------------------------------------------
Consumer Staples                                                        6.0%
----------------------------------------------------------------------------
Energy                                                                  5.8%
----------------------------------------------------------------------------
Financials                                                             24.7%
----------------------------------------------------------------------------
Health Care                                                             6.9%
----------------------------------------------------------------------------
Industrials                                                            11.9%
----------------------------------------------------------------------------
Information Technology                                                 10.1%
----------------------------------------------------------------------------
Materials                                                               8.6%
----------------------------------------------------------------------------
Telecommunication Services                                              2.0%
----------------------------------------------------------------------------
Utilities                                                              11.5%
----------------------------------------------------------------------------
Other(2)                                                                1.6%
----------------------------------------------------------------------------


(1) Sectors can be comprised of several industries. Please refer to the section entitled "Portfolio of Investments" for a complete listing. No single industry exceeds 25% of portfolio assets.

    Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan) as of June 30, 2009. The Fund's composition is subject to change.

(2) Cash & Cash Equivalents.

The sectors identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

TOP TEN HOLDINGS (at June 30, 2009; % of portfolio assets)
---------------------------------------------------------------------

Noble                                                                   2.6%
----------------------------------------------------------------------------
Simon Property Group                                                    2.5%
----------------------------------------------------------------------------
CIGNA                                                                   2.3%
----------------------------------------------------------------------------
Computer Sciences                                                       2.3%
----------------------------------------------------------------------------
Duke Realty                                                             2.2%
----------------------------------------------------------------------------
Lincoln Natl                                                            2.1%
----------------------------------------------------------------------------
Sonoco Products                                                         1.9%
----------------------------------------------------------------------------
Allstate                                                                1.8%
----------------------------------------------------------------------------
RR Donnelley & Sons                                                     1.8%
----------------------------------------------------------------------------
Pinnacle West Capital                                                   1.6%
----------------------------------------------------------------------------


Excludes cash & cash equivalents.

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Investments in small- and mid-capitalization companies often involve greater risks and volatility than investments in larger, more established companies.


--------------------------------------------------------------------------------
6  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

RiverSource Partners VP - Small Cap Value Fund

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource Partners VP - Small Cap Value Fund (the Fund) advanced 6.66% for the six months ended June 30, 2009.

> The Fund outperformed its benchmark, the Russell 2000(R) Value Index, which fell 5.17% during the same period.

> The Fund also outperformed its peer group, as represented by the Lipper Small-
  Cap Value Funds Index, which rose 4.64% during the same period.

ANNUALIZED TOTAL RETURNS (for period ended June 30, 2009)
--------------------------------------------------------------------------------


                                                                                                SINCE
                                                                                              INCEPTION
                                                    6 MONTHS*    1 YEAR   3 YEARS   5 YEARS    8/14/01
-------------------------------------------------------------------------------------------------------
RiverSource Partners VP -- Small Cap Value Fund       +6.66%    -22.18%    -8.78%    -0.24%     +4.11%
-------------------------------------------------------------------------------------------------------
Russell 2000(R) Value Index(1) (unmanaged)            -5.17%    -25.24%   -12.07%    -2.27%     +3.13%
-------------------------------------------------------------------------------------------------------
Lipper Small-Cap Value Funds Index(2)                 +4.64%    -23.37%    -9.99%    -1.11%     +4.09%
-------------------------------------------------------------------------------------------------------



*   Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. Total returns shown do not reflect expenses that apply to the subaccount or the annuity or life insurance contract. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary.

The indices do not reflect the effects of expenses (excluding Lipper). It is not possible to invest directly in an index.

(1) The Russell 2000(R) Value Index, an unmanaged index, measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The index reflects reinvestment of all distributions and changes in market prices.

(2) The Lipper Small-Cap Value Funds Index includes the 30 largest small-cap value funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment.


--------------------------------------------------------------------------------
               RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT  7

YOUR FUND AT A GLANCE (continued) ----------------------------------------------
RiverSource Partners VP - Small Cap Value Fund


STYLE MATRIX
--------------------------------------------------------------------------------



         STYLE
VALUE    BLEND   GROWTH
                          LARGE
                          MEDIUM   SIZE
   X                      SMALL



Shading within the style matrix approximates areas in which the Fund is designed to generally invest.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and may serve as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

SECTOR DIVERSIFICATION(1) (at June 30, 2009; % of portfolio assets)
---------------------------------------------------------------------

Consumer Discretionary                                                 17.6%
----------------------------------------------------------------------------
Consumer Staples                                                        5.8%
----------------------------------------------------------------------------
Energy                                                                  4.4%
----------------------------------------------------------------------------
Financials                                                             16.9%
----------------------------------------------------------------------------
Health Care                                                             4.0%
----------------------------------------------------------------------------
Industrials                                                            13.7%
----------------------------------------------------------------------------
Information Technology                                                 13.7%
----------------------------------------------------------------------------
Materials                                                               4.7%
----------------------------------------------------------------------------
Telecommunication Services                                              0.3%
----------------------------------------------------------------------------
Utilities                                                               6.7%
----------------------------------------------------------------------------
Other(2)                                                               12.2%
----------------------------------------------------------------------------


(1) Sectors can be comprised of several industries. Please refer to the section entitled "Portfolio of Investments" for a complete listing. No single industry exceeds 25% of portfolio assets.

    Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan) as of June 30, 2009. The Fund's composition is subject to change.

(2) Cash & Cash Equivalents.

The sectors identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

TOP TEN HOLDINGS (at June 30, 2009; % of portfolio assets)
---------------------------------------------------------------------

Celestica                                                               1.1%
----------------------------------------------------------------------------
Casey's General Stores                                                  1.0%
----------------------------------------------------------------------------
IPC Holdings                                                            1.0%
----------------------------------------------------------------------------
Vishay Intertechnology                                                  0.9%
----------------------------------------------------------------------------
Micron Technology                                                       0.9%
----------------------------------------------------------------------------
Men's Wearhouse                                                         0.8%
----------------------------------------------------------------------------
Royal Caribbean Cruises                                                 0.8%
----------------------------------------------------------------------------
Oshkosh                                                                 0.8%
----------------------------------------------------------------------------
AptarGroup                                                              0.8%
----------------------------------------------------------------------------
Platinum Underwriters Holdings                                          0.7%
----------------------------------------------------------------------------


Excludes cash & cash equivalents.

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
8  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

RiverSource VP - Balanced Fund

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource VP - Balanced Fund (the Fund) advanced 5.07% for the six months ended June 30, 2009.

> The Russell 1000(R) Value Index, declined 2.87% while the Barclays Capital
  U.S. Aggregate Bond Index gained 1.90% during the same period.

> The Fund underperformed its peer group, as represented by the Lipper Balanced
  Funds Index, which rose 5.95% during the same period.

> The Blended Index which consists of 60% Russell 1000(R) Value Index and 40%
  Barclays Capital U.S. Aggregate Bond Index declined 0.40% during the same period.

ANNUALIZED TOTAL RETURNS (for period ended June 30, 2009)
--------------------------------------------------------------------------------


                                                    6 MONTHS*    1 YEAR   3 YEARS   5 YEARS   10 YEARS
------------------------------------------------------------------------------------------------------
RiverSource VP -- Balanced Fund                       +5.07%    -18.39%    -5.84%    -0.85%    -0.43%
------------------------------------------------------------------------------------------------------
Russell 1000(R) Value Index(1) (unmanaged)            -2.87%    -29.03%   -11.11%    -2.13%    -0.15%
------------------------------------------------------------------------------------------------------
Barclays Capital U.S. Aggregate Bond Index(2)
  (unmanaged)                                         +1.90%     +6.05%    +6.43%    +5.01%    +5.98%
------------------------------------------------------------------------------------------------------
Blended Index(3) (unmanaged)                          -0.40%    -15.72%    -3.98%    +1.01%    +2.60%
------------------------------------------------------------------------------------------------------
Lipper Balanced Funds Index(4)                        +5.95%    -16.52%    -3.12%    +0.84%    +1.51%
------------------------------------------------------------------------------------------------------


*   Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. Total returns shown do not reflect expenses that apply to the subaccount or the annuity or life insurance contract. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary.

The indices do not reflect the effects of expenses (excluding Lipper). It is not possible to invest directly in an index.

(1) The Russell 1000(R) Value Index, an unmanaged index, measures the performance of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. The index reflects reinvestment of all distributions and changes in market prices.

(2) The Barclays Capital U.S. Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance. The index reflects reinvestment of all distributions and changes in market prices.

(3) The Blended Index consists of 60% Russell 1000 Value Index and 40% Barclays Capital U.S. Aggregate Bond Index.

(4) The Lipper Balanced Funds Index includes the 30 largest balanced funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment.


--------------------------------------------------------------------------------
               RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT  9

YOUR FUND AT A GLANCE (continued) ----------------------------------------------
RiverSource VP - Balanced Fund

STYLE MATRIX
--------------------------------------------------------------------------------



         STYLE
VALUE    BLEND   GROWTH
   X                      LARGE
                          MEDIUM   SIZE
                          SMALL



        DURATION
SHORT    INT.     LONG
           X        X     HIGH
           X        X     MEDIUM   QUALITY
                          LOW



Shading within the style matrix approximates areas in which the Fund is designed to generally invest.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and may serve as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

ASSET ALLOCATION & SECTOR DIVERSIFICATION(1) (at June 30, 2009; % of portfolio assets)
--------------------------------------------------------------------------------


STOCKS                                                     60.6%
----------------------------------------------------------------
Consumer Discretionary                                      3.4%
----------------------------------------------------------------
Consumer Staples                                            4.3%
----------------------------------------------------------------
Energy                                                     12.1%
----------------------------------------------------------------
Financials                                                  9.0%
----------------------------------------------------------------
Health Care                                                 6.3%
----------------------------------------------------------------
Industrials                                                 8.4%
----------------------------------------------------------------
Information Technology                                      9.1%
----------------------------------------------------------------
Materials                                                   5.0%
----------------------------------------------------------------
Telecommunication Services                                  2.5%
----------------------------------------------------------------
Utilities                                                   0.5%
----------------------------------------------------------------

BONDS                                                      35.1%
----------------------------------------------------------------
Asset-Backed                                                1.7%
----------------------------------------------------------------
Commercial Mortgage-Backed                                  2.6%
----------------------------------------------------------------
Consumer Discretionary                                      0.6%
----------------------------------------------------------------
Consumer Staples                                            0.4%
----------------------------------------------------------------
Energy                                                      1.1%
----------------------------------------------------------------
FDIC-Insured Debt(2)                                        0.1%
----------------------------------------------------------------
Financials                                                  2.8%
----------------------------------------------------------------
Foreign Government                                          0.4%
----------------------------------------------------------------
Health Care                                                 0.5%
----------------------------------------------------------------
Industrials                                                 0.8%
----------------------------------------------------------------
Materials                                                   0.5%
----------------------------------------------------------------
Mortgage-Backed                                            12.9%
----------------------------------------------------------------
Telecommunication                                           3.5%
----------------------------------------------------------------
U.S. Government Obligations & Agencies                      3.6%
----------------------------------------------------------------
Utilities                                                   3.6%
----------------------------------------------------------------

SENIOR LOANS                                                0.4%
----------------------------------------------------------------
Consumer Discretionary                                      0.1%
----------------------------------------------------------------
Materials                                                   0.1%
----------------------------------------------------------------
Telecommunication                                           0.1%
----------------------------------------------------------------
Utilities                                                   0.1%
----------------------------------------------------------------

OTHER(3)                                                    3.9%
----------------------------------------------------------------


(1) Sectors can be comprised of several industries. Please refer to the section entitled "Portfolio of Investments" for a complete listing. No single industry exceeds 25% of portfolio assets.

    Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan) as of June 30, 2009. The Fund's composition is subject to change.

(2) Debt guaranteed under the FDIC's Temporary Liquidity Guarantee Program
    (TLGP).

(3) Cash & Cash Equivalents

The sectors identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

There are risks associated with fixed income investments, including credit risk, interest rate risk, and prepayment and extension risk. In general, bond prices rise when interest rates fall and vice versa. This effect is usually more pronounced for longer-term securities.


--------------------------------------------------------------------------------
10  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------
RiverSource VP - Balanced Fund


TOP TEN HOLDINGS (at June 30, 2009; % of portfolio assets)
---------------------------------------------------------------------

Intel                                                                   2.1%
----------------------------------------------------------------------------
Hewlett-Packard                                                         2.1%
----------------------------------------------------------------------------
Chevron                                                                 1.9%
----------------------------------------------------------------------------
Lorillard                                                               1.9%
----------------------------------------------------------------------------
Bank of America                                                         1.8%
----------------------------------------------------------------------------
Transocean                                                              1.5%
----------------------------------------------------------------------------
ConocoPhillips                                                          1.4%
----------------------------------------------------------------------------
Wal-Mart Stores                                                         1.4%
----------------------------------------------------------------------------
BP ADR                                                                  1.2%
----------------------------------------------------------------------------
AT&T                                                                    1.2%
----------------------------------------------------------------------------


Excludes cash & cash equivalents.

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
              RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT  11

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

RiverSource VP - Cash Management Fund

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource VP - Cash Management Fund (the Fund) advanced 0.15% for the six months ended June 30, 2009.

> The annualized simple yield was 0.01% and the annualized compound yield was 0.01% for the seven-day period ended June 30, 2009. The 7-day yields shown reflect more closely the current earnings of the Fund than the total return. Short-term yields may be higher or lower than the figures shown.

ANNUALIZED TOTAL RETURNS (for period ended June 30, 2009)
--------------------------------------------------------------------------------


                                                    6 MONTHS*   1 YEAR   3 YEARS   5 YEARS   10 YEARS
-----------------------------------------------------------------------------------------------------
RiverSource VP -- Cash Management Fund                +0.15%    +0.98%    +3.19%    +2.95%    +2.86%
-----------------------------------------------------------------------------------------------------


*   Not annualized.

STYLE MATRIX
--------------------------------------------------------------------------------



        DURATION
SHORT    INT.     LONG
   X                      HIGH
                          MEDIUM   QUALITY
                          LOW



Shading within the style matrix approximates areas in which the Fund is designed to generally invest.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and may serve as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

PORTFOLIO COMPOSITION (at June 30, 2009; % of portfolio assets)
---------------------------------------------------------------------

Certificates of Deposit                                                 7.3%
----------------------------------------------------------------------------
Commercial Paper                                                       40.0%
----------------------------------------------------------------------------
FDIC-Insured Debt*                                                     33.4%
----------------------------------------------------------------------------
Floating Rate Notes                                                     9.9%
----------------------------------------------------------------------------
U.S. Government Agencies                                                9.4%
----------------------------------------------------------------------------


* Debt guaranteed under the FDIC's Temporary Liquidity Guarantee Program (TLGP).

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. Total returns shown do not reflect expenses that apply to the subaccount or the annuity or life insurance contract. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


--------------------------------------------------------------------------------
12  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

RiverSource VP - Diversified Bond Fund

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource VP - Diversified Bond Fund (the Fund) advanced 7.62% for the six months ended June 30, 2009.

> The Fund outperformed its benchmark, the Barclays Capital U.S. Aggregate Bond
  Index, which returned 1.90% during the same period.

> The Fund also outperformed its peer group, as represented by the Lipper
  Intermediate Investment Grade Index, which rose 6.05% during the same period.

ANNUALIZED TOTAL RETURNS (for period ended June 30, 2009)
--------------------------------------------------------------------------------


                                                    6 MONTHS*   1 YEAR   3 YEARS   5 YEARS   10 YEARS
-----------------------------------------------------------------------------------------------------
RiverSource VP -- Diversified Bond Fund               +7.62%    +1.79%    +3.66%    +3.38%    +4.16%
-----------------------------------------------------------------------------------------------------
Barclays Capital U.S. Aggregate Bond Index(1)
  (unmanaged)                                         +1.90%    +6.05%    +6.43%    +5.01%    +5.98%
-----------------------------------------------------------------------------------------------------
Lipper Intermediate Investment Grade Index(2)         +6.05%    +2.06%    +3.87%    +3.49%    +5.00%
-----------------------------------------------------------------------------------------------------


*   Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. Total returns shown do not reflect expenses that apply to the subaccount or the annuity or life insurance contract. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary.

The indices do not reflect the effects of expenses (excluding Lipper). It is not possible to invest directly in an index.

(1) The Barclays Capital U.S. Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance. The index reflects reinvestment of all distributions and changes in market prices.

(2) The Lipper Intermediate Investment Grade Index includes the 30 largest investment grade funds tracked by Lipper Inc. The index's returns include net reinvested dividends.


--------------------------------------------------------------------------------
              RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT  13

YOUR FUND AT A GLANCE (continued) ----------------------------------------------
RiverSource VP - Diversified Bond Fund

STYLE MATRIX
--------------------------------------------------------------------------------



        DURATION
SHORT    INT.     LONG
           X              HIGH
           X              MEDIUM   QUALITY
                          LOW



Shading within the style matrix approximates areas in which the Fund is designed to generally invest.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and may serve as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

SECTOR DIVERSIFICATION(1) (at June 30, 2009; % of portfolio assets)
---------------------------------------------------------------------

Asset-Backed                                                            3.8%
----------------------------------------------------------------------------
Commercial Mortgage-Backed                                              5.8%
----------------------------------------------------------------------------
Consumer Discretionary                                                  1.2%
----------------------------------------------------------------------------
Consumer Staples                                                        1.1%
----------------------------------------------------------------------------
Energy                                                                  2.7%
----------------------------------------------------------------------------
Financials                                                              3.3%
----------------------------------------------------------------------------
Foreign Government                                                      0.6%
----------------------------------------------------------------------------
Health Care                                                             1.0%
----------------------------------------------------------------------------
Industrials                                                             1.5%
----------------------------------------------------------------------------
Materials                                                               1.4%
----------------------------------------------------------------------------
Mortgage-Backed                                                        33.1%
----------------------------------------------------------------------------
Telecommunication                                                       7.1%
----------------------------------------------------------------------------
U.S. Government Obligations & Agencies                                 21.3%
----------------------------------------------------------------------------
Utilities                                                               8.7%
----------------------------------------------------------------------------
Other(2)                                                                7.4%
----------------------------------------------------------------------------


(1) Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan) as of June 30, 2009. The Fund's composition is subject to change.
(2) Cash & Cash Equivalents.

QUALITY BREAKDOWN (at June 30, 2009; % of portfolio assets excluding cash equivalents and equities)
---------------------------------------------------------------------

AAA bonds                                                              67.5%
----------------------------------------------------------------------------
AA bonds                                                                1.8%
----------------------------------------------------------------------------
A bonds                                                                 6.2%
----------------------------------------------------------------------------
BBB bonds                                                              15.8%
----------------------------------------------------------------------------
Non-investment grade bonds                                              8.7%
----------------------------------------------------------------------------


Bond ratings apply to the underlying holdings of the Fund and not the Fund itself. Whenever possible, the Standard and Poor's rating is used to determine the credit quality of a security. Standard and Poor's rates the creditworthiness of corporate bonds, with 15 categories, ranging from AAA (highest) to D (lowest). Ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. If Standard and Poor's doesn't rate a security, then Moody's rating is used. RiverSource Investments, LLC, the Fund's investment manager, rates a security using an internal rating system when Moody's doesn't provide a rating. Ratings for 0.2% of the bond portfolio assets were determined through internal analysis.

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

There are risks associated with an investment in a bond fund, including credit risk, interest rate risk, and prepayment and extension risk. See the Fund's prospectus for more information on these and other risks associated with the Fund. In general, bond prices rise when interest rates fall and vice versa. This effect is more pronounced for longer-term securities. Non-Investment grade securities, commonly called "high-yield" or "junk" bonds, have more volatile prices and carry more risk to principal and income than investment grade securities.


--------------------------------------------------------------------------------
14  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

RiverSource VP - Diversified Equity Income Fund

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource VP - Diversified Equity Income Fund (the Fund) advanced 1.65% for the six months ended June 30, 2009.

> The Russell 1000(R) Value Index, declined 2.87% during the same period.

> The Fund also outperformed its peer group, as represented by the Lipper Equity
  Income Funds Index, which rose 1.33% during the same period.

ANNUALIZED TOTAL RETURNS (for period ended June 30, 2009)
--------------------------------------------------------------------------------


                                                                                               SINCE
                                                                                             INCEPTION
                                                   6 MONTHS*    1 YEAR   3 YEARS   5 YEARS    9/15/99
------------------------------------------------------------------------------------------------------
RiverSource VP -- Diversified Equity Income Fund     +1.65%    -31.01%   -10.35%    +0.11%     +2.51%
------------------------------------------------------------------------------------------------------
Russell 1000(R) Value Index(1) (unmanaged)           -2.87%    -29.03%   -11.11%    -2.13%     +0.63%
------------------------------------------------------------------------------------------------------
Lipper Equity Income Funds Index(2)                  +1.33%    -25.42%    -8.68%    -1.62%     +0.32%
------------------------------------------------------------------------------------------------------



*   Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. Total returns shown do not reflect expenses that apply to the subaccount or the annuity or life insurance contract. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary.

The indices do not reflect the effects of expenses (excluding Lipper). It is not possible to invest directly in an index.

(1) The Russell 1000(R) Value Index, an unmanaged index, measures the performance of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. The index reflects reinvestment of all distributions and changes in market prices.

(2) The Lipper Equity Income Funds Index includes the 30 largest equity income funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment.


--------------------------------------------------------------------------------
              RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT  15

YOUR FUND AT A GLANCE (continued) ----------------------------------------------
RiverSource VP - Diversified Equity Income Fund

STYLE MATRIX
--------------------------------------------------------------------------------



         STYLE
VALUE    BLEND   GROWTH
   X                      LARGE
                          MEDIUM   SIZE
                          SMALL



Shading within the style matrix approximates areas in which the Fund is designed to generally invest.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and may serve as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

SECTOR DIVERSIFICATION(1) (at June 30, 2009; % of portfolio assets)
---------------------------------------------------------------------

Consumer Discretionary                                                  6.2%
----------------------------------------------------------------------------
Consumer Staples                                                        8.1%
----------------------------------------------------------------------------
Energy                                                                 14.5%
----------------------------------------------------------------------------
Financials                                                             20.3%
----------------------------------------------------------------------------
Health Care                                                            10.0%
----------------------------------------------------------------------------
Industrials                                                            13.9%
----------------------------------------------------------------------------
Information Technology                                                 12.0%
----------------------------------------------------------------------------
Materials                                                               6.7%
----------------------------------------------------------------------------
Telecommunication Services                                              5.5%
----------------------------------------------------------------------------
Utilities                                                               1.7%
----------------------------------------------------------------------------
Other(2)                                                                1.1%
----------------------------------------------------------------------------


(1) Sectors can be comprised of several industries. Please refer to the section entitled "Portfolio of Investments" for a complete listing. No single industry exceeds 25% of portfolio assets.

    Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan) as of June 30, 2009. The Fund's composition is subject to change.

(2) Cash & Cash Equivalents.

The sectors identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

TOP TEN HOLDINGS (at June 30, 2009; % of portfolio assets)
---------------------------------------------------------------------

Hewlett-Packard                                                         3.2%
----------------------------------------------------------------------------
Lorillard                                                               3.1%
----------------------------------------------------------------------------
Intel                                                                   2.9%
----------------------------------------------------------------------------
Bank of America                                                         2.4%
----------------------------------------------------------------------------
XL Capital Cl A                                                         2.2%
----------------------------------------------------------------------------
AT&T                                                                    2.1%
----------------------------------------------------------------------------
Wal-Mart Stores                                                         2.1%
----------------------------------------------------------------------------
Bristol-Myers Squibb                                                    2.0%
----------------------------------------------------------------------------
Chevron                                                                 1.9%
----------------------------------------------------------------------------
JP Morgan Chase & Co                                                    1.6%
----------------------------------------------------------------------------


Excludes cash & cash equivalents.

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.



International investing involves increased risk and volatility due to potential political and economic instability, currency fluctuations, and differences in financial reporting and accounting standards and oversight. Risks are particularly significant in emerging markets.


--------------------------------------------------------------------------------
16  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

RiverSource VP - Dynamic Equity Fund

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource VP - Dynamic Equity Fund (the Fund) advanced 0.27% for the six months ended June 30, 2009.

> The Standard & Poor's 500 Index (S&P 500 Index) increased 3.16% during the same period.

> The Fund's benchmark, the Russell 1000(R) Index, rose 4.32% during the same period.

> The Fund underperformed its peer group, as represented by the Lipper Large-Cap
  Core Funds Index, which rose 5.35% during the same period.

ANNUALIZED TOTAL RETURNS (for period ended June 30, 2009)
--------------------------------------------------------------------------------


                                                    6 MONTHS*    1 YEAR   3 YEARS   5 YEARS   10 YEARS
------------------------------------------------------------------------------------------------------
RiverSource VP -- Dynamic Equity Fund                 +0.27%    -32.35%   -12.17%    -5.32%    -5.27%
------------------------------------------------------------------------------------------------------
S&P 500 Index(1) (unmanaged)                          +3.16%    -26.21%    -8.22%    -2.24%    -2.22%
------------------------------------------------------------------------------------------------------
Russell 1000(R) Index(2) (unmanaged)                  +4.32%    -26.69%    -8.20%    -1.85%    -1.75%
------------------------------------------------------------------------------------------------------
Lipper Large-Cap Core Funds Index(3)                  +5.35%    -25.69%    -7.77%    -2.14%    -2.34%
------------------------------------------------------------------------------------------------------


*   Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. Total returns shown do not reflect expenses that apply to the subaccount or the annuity or life insurance contract. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary.

The indices do not reflect the effects of expenses (excluding Lipper). It is not possible to invest directly in an index.

(1) The Standard & Poor's 500 Index (S&P 500 Index), an unmanaged index of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices.

(2) The Russell 1000(R) Index, an unmanaged index, measures the performance of the 1,000 largest companies in the Russell 3000(R) Index, which represents approximately 90% of the total market capitalization of the Russell 3000 Index. The index reflects reinvestment of all distributions and changes in market prices.

(3) The Lipper Large-Cap Core Funds Index includes the 30 largest large-cap core funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment.

Effective Nov. 1, 2008, the Russell 1000 Index is replaced with the S&P 500 Index as the Fund's primary benchmark. The investment manager made this recommendation to the Fund's Board because the new index more clearly aligns to the Fund's investment strategy. Information on both indices will be included for a one-year transition period. In the future, however, only the S&P 500 Index will be included.


--------------------------------------------------------------------------------
              RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT  17

YOUR FUND AT A GLANCE (continued) ----------------------------------------------
RiverSource VP - Dynamic Equity Fund

STYLE MATRIX
--------------------------------------------------------------------------------



         STYLE
VALUE    BLEND   GROWTH
           X              LARGE
                          MEDIUM   SIZE
                          SMALL



Shading within the style matrix approximates areas in which the Fund is designed to generally invest.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and may serve as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

SECTOR DIVERSIFICATION(1) (at June 30, 2009; % of portfolio assets)
---------------------------------------------------------------------

Consumer Discretionary                                                 13.0%
----------------------------------------------------------------------------
Consumer Staples                                                       11.1%
----------------------------------------------------------------------------
Energy                                                                 12.9%
----------------------------------------------------------------------------
Financials                                                             16.8%
----------------------------------------------------------------------------
Health Care                                                            18.9%
----------------------------------------------------------------------------
Industrials                                                             6.4%
----------------------------------------------------------------------------
Information Technology                                                 12.6%
----------------------------------------------------------------------------
Materials                                                               3.2%
----------------------------------------------------------------------------
Telecommunication Services                                              2.0%
----------------------------------------------------------------------------
Utilities                                                               2.9%
----------------------------------------------------------------------------
Other(2)                                                                0.2%
----------------------------------------------------------------------------


(1) Sectors can be comprised of several industries. Please refer to the section entitled "Portfolio of Investments" for a complete listing. No single industry exceeds 25% of portfolio assets.

    Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan) as of June 30, 2009. The Fund's composition is subject to change.

(2) Cash & Cash Equivalents.

The sectors identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

TOP TEN HOLDINGS (at June 30, 2009; % of portfolio assets)
---------------------------------------------------------------------

Chevron                                                                 4.4%
----------------------------------------------------------------------------
Pfizer                                                                  4.1%
----------------------------------------------------------------------------
Johnson & Johnson                                                       3.6%
----------------------------------------------------------------------------
McDonald's                                                              2.7%
----------------------------------------------------------------------------
Procter & Gamble                                                        2.5%
----------------------------------------------------------------------------
Wal-Mart Stores                                                         2.2%
----------------------------------------------------------------------------
Amgen                                                                   2.1%
----------------------------------------------------------------------------
Home Depot                                                              2.0%
----------------------------------------------------------------------------
JPMorgan Chase & Co                                                     2.0%
----------------------------------------------------------------------------
Microsoft                                                               2.0%
----------------------------------------------------------------------------


Excludes cash & cash equivalents.

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
18  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

RiverSource VP - Global Bond Fund

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource VP - Global Bond Fund (the Fund) advanced 4.81% for the six months ended June 30, 2009.

> The Fund outperformed its benchmark, the Barclays Capital Global Aggregate
  Index, which returned 1.52% during the same period.

> The Fund underperformed its peer group, as represented by the Lipper Global
  Income Funds Index, which rose 6.13% during the same period.

ANNUALIZED TOTAL RETURNS (for period ended June 30, 2009)
--------------------------------------------------------------------------------


                                                    6 MONTHS*   1 YEAR   3 YEARS   5 YEARS   10 YEARS
-----------------------------------------------------------------------------------------------------
RiverSource VP -- Global Bond Fund                    +4.81%    +2.05%    +5.43%    +4.82%    +5.48%
-----------------------------------------------------------------------------------------------------
Barclays Capital Global Aggregate Index(1)
  (unmanaged)                                         +1.52%    +2.76%    +6.68%    +5.53%    +6.05%
-----------------------------------------------------------------------------------------------------
Lipper Global Income Funds Index(2)                   +6.13%    -2.16%    +3.33%    +3.90%    +5.03%
-----------------------------------------------------------------------------------------------------


*   Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. Total returns shown do not reflect expenses that apply to the subaccount or the annuity or life insurance contract. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary.

The indices do not reflect the effects of expenses (excluding Lipper). It is not possible to invest directly in an index.

(1) The Barclays Capital Global Aggregate Index, an unmanaged market capitalization weighted benchmark, tracks the performance of investment grade fixed income securities denominated in 13 currencies. The index reflects reinvestment of all distributions and changes in market prices.

(2) The Lipper Global Income Funds Index includes the 30 largest global income funds tracked by Lipper Inc. The index's returns include net reinvested dividends.


--------------------------------------------------------------------------------
              RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT  19

YOUR FUND AT A GLANCE (continued) ----------------------------------------------
RiverSource VP - Global Bond Fund

STYLE MATRIX
--------------------------------------------------------------------------------



        DURATION
SHORT    INT.     LONG
           X        X     HIGH
                          MEDIUM   QUALITY
                          LOW



Shading within the style matrix approximates areas in which the Fund is designed to generally invest.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and may serve as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

SECTOR BREAKDOWN(1) (at June 30, 2009; % of portfolio assets)
---------------------------------------------------------------------

Asset-Backed                                                            2.3%
----------------------------------------------------------------------------
Commercial Mortgage-Backed                                              3.1%
----------------------------------------------------------------------------
Consumer Discretionary                                                  1.3%
----------------------------------------------------------------------------
Consumer Staples                                                        0.5%
----------------------------------------------------------------------------
Energy                                                                  1.7%
----------------------------------------------------------------------------
Financials                                                              7.0%
----------------------------------------------------------------------------
Foreign Government                                                     53.9%
----------------------------------------------------------------------------
Health Care                                                             0.6%
----------------------------------------------------------------------------
Industrials                                                             0.9%
----------------------------------------------------------------------------
Materials                                                               0.6%
----------------------------------------------------------------------------
Mortgage-Backed                                                         7.3%
----------------------------------------------------------------------------
Telecommunication                                                       4.7%
----------------------------------------------------------------------------
U.S. Government Obligations & Agencies                                  7.5%
----------------------------------------------------------------------------
Utilities                                                               6.0%
----------------------------------------------------------------------------
Other(2)                                                                2.6%
----------------------------------------------------------------------------


(1) Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan) as of June 30, 2009. The Fund's composition is subject to change.
(2) Cash & Cash Equivalents.

TOP TEN COUNTRIES (at June 30, 2009; % of portfolio assets)
---------------------------------------------------------------------

United States                                                          33.7%
----------------------------------------------------------------------------
Japan                                                                  11.1%
----------------------------------------------------------------------------
Germany                                                                 7.3%
----------------------------------------------------------------------------
France                                                                  4.7%
----------------------------------------------------------------------------
United Kingdom                                                          4.2%
----------------------------------------------------------------------------
Netherlands                                                             4.0%
----------------------------------------------------------------------------
Italy                                                                   3.8%
----------------------------------------------------------------------------
Canada                                                                  3.4%
----------------------------------------------------------------------------
Spain                                                                   2.3%
----------------------------------------------------------------------------
Australia                                                               2.0%
----------------------------------------------------------------------------


Excludes cash & cash equivalents.

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
20  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

RiverSource VP - Global Inflation Protected Securities Fund

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource VP - Global Inflation Protected Securities Fund (the Fund) advanced 2.74% for the six months ended June 30, 2009.

> The Fund underperformed its primary benchmark, the Barclays Capital World
  Government Inflation-Linked Bond Index, which returned 3.64% and its previous benchmark, the Barclays Capital Global Inflation-Linked Index, which returned 7.16% during the same period.

> The Barclays U.S. Government Inflation-Linked Bond Index increased 5.33% during the same period.

> The Blended Index which consists of 50% Barclays Capital World Government
  Inflation-Linked Index (excluding U.S., fully hedged to the U.S. dollar) and 50% Barclays Capital U.S. Government Inflation-Linked Bond Index increased 3.92% during the same period.

ANNUALIZED TOTAL RETURNS (for period ended June 30, 2009)
--------------------------------------------------------------------------------


                                                                                            SINCE
                                                                                          INCEPTION
                                                           6 MONTHS*   1 YEAR   3 YEARS    9/13/04
---------------------------------------------------------------------------------------------------
RiverSource VP -- Global Inflation Protected Securities
  Fund                                                       +2.74%    -0.97%    +4.58%     +3.66%
---------------------------------------------------------------------------------------------------
Barclays Capital World Government Inflation-Linked Bond
  Index(1) (unmanaged)                                       +3.64%    +0.40%    +5.04%     +4.72%
---------------------------------------------------------------------------------------------------
Barclays Capital U.S. Government Inflation-Linked Bond
  Index(2) (unmanaged)                                       +5.33%    -1.19%    +5.75%     +4.37%
---------------------------------------------------------------------------------------------------
Barclays Capital Global Inflation-Linked Index(3)
  (unmanaged)                                                +7.16%    -7.39%    +5.04%     +5.25%
---------------------------------------------------------------------------------------------------
Blended Index(4) (unmanaged)                                 +3.92%    +0.02%    +5.15%     +4.70%
---------------------------------------------------------------------------------------------------



*   Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. Total returns shown do not reflect expenses that apply to the subaccount or the annuity or life insurance contract. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary.

The indices do not reflect the effects of expenses. It is not possible to invest directly in an index.

(1) The Barclays Capital World Government Inflation-Linked Bond Index is an unmanaged index that measures the performance of the major government inflation-linked bond markets, including the United States, the United Kingdom, Australia, Canada, Sweden, France, Italy, Japan, Germany and Greece. The index reflects reinvestment of all distributions and changes in market prices.

(2) The Barclays Capital U.S. Government Inflation-Linked Bond Index is an unmanaged index that measures the performance of the U.S. government inflation-linked bond market. The index reflects reinvestment of all distributions and changes in market prices.

(3) The Barclays Capital Global Inflation-Linked Index is an unmanaged index that measures the performance of the inflation protected securities issued in countries around the world, including the United States, the United Kingdom, Canada, Sweden and France. The index reflects reinvestment of all distributions and changes in market prices.

(4) The Blended Index consists of 50% Barclays Capital World Government Inflation-Linked Index (excluding U.S., fully hedged to the U.S. dollar) and 50% Barclays Capital U.S. Government Inflation-Linked Bond Index.

Effective May 1, 2009, the Barclays Capital Global Inflation-Linked Index is replaced with the Barclays Capital World Government Inflation-Linked Bond Index as the Fund's primary benchmark. The investment manager made this recommendation to the Fund's Board because the new index more closely aligns to the Fund's investment strategy. Information on both indexes will be included for a one-year transition period. In the future, however, only the Barclays Capital World Government Inflation-Linked Bond Index will be included.


--------------------------------------------------------------------------------
              RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT  21

YOUR FUND AT A GLANCE (continued) ----------------------------------------------
RiverSource VP - Global Inflation Protected Securities Fund

STYLE MATRIX
--------------------------------------------------------------------------------



        DURATION
SHORT    INT.     LONG
           X              HIGH
                          MEDIUM   QUALITY
                          LOW



Shading within the style matrix approximates areas in which the Fund is designed to generally invest.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and may serve as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

COUNTRY DIVERSIFICATION(1) (at June 30, 2009; % of portfolio assets)
---------------------------------------------------------------------

Canada                                                                  2.7%
----------------------------------------------------------------------------
France                                                                 11.6%
----------------------------------------------------------------------------
Germany                                                                 1.7%
----------------------------------------------------------------------------
Italy                                                                  10.6%
----------------------------------------------------------------------------
Japan                                                                   3.4%
----------------------------------------------------------------------------
Sweden                                                                  1.0%
----------------------------------------------------------------------------
United Kingdom                                                         18.6%
----------------------------------------------------------------------------
United States                                                          45.6%
----------------------------------------------------------------------------
Other(2)                                                                4.8%
----------------------------------------------------------------------------


(1) Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan) as of June 30, 2009. The Fund's composition is subject to change.
(2) Cash & Cash Equivalents.

QUALITY BREAKDOWN (at June 30, 2009; % of bond portfolio assets)
---------------------------------------------------------------------

AAA bonds                                                              85.3%
----------------------------------------------------------------------------
AA bonds                                                                3.6%
----------------------------------------------------------------------------
A bonds                                                                11.1%
----------------------------------------------------------------------------


Bond ratings apply to the underlying holdings of the Fund and not the Fund itself. Whenever possible, the Standard and Poor's rating is used to determine the credit quality of a security. Standard and Poor's rates the creditworthiness of corporate bonds, with 15 categories, ranging from AAA (highest) to D (lowest). Ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. If Standard and Poor's doesn't rate a security, then Moody's rating is used. RiverSource Investments, LLC, the Fund's investment manager, rates a security using an internal rating system when Moody's doesn't provide a rating.

There are risks associated with an investment in a bond fund, including credit risk, interest rate risk, and prepayment and extension risk. See the Fund's prospectus for more information on these and other risks associated with the Fund. In general, bond prices rise when interest rates fall and vice versa. This effect is usually more pronounced for longer-term securities.


--------------------------------------------------------------------------------
22  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

RiverSource VP - High Yield Bond Fund

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource VP - High Yield Bond Fund (the Fund) advanced 30.60% for the six months ended June 30, 2009.

> The Fund outperformed its benchmark, the JP Morgan Global High Yield Index, which returned 29.91% during the same period.

> The Fund also outperformed its peer group, as represented by the Lipper High
  Current Yield Bond Funds Index, which rose 24.14% during the same period.

ANNUALIZED TOTAL RETURNS (for period ended June 30, 2009)
--------------------------------------------------------------------------------


                                                     6 MONTHS*   1 YEAR   3 YEARS   5 YEARS   10 YEARS
------------------------------------------------------------------------------------------------------
RiverSource VP -- High Yield Bond Fund                +30.60%    -1.49%    +2.31%    +4.73%    +3.68%
------------------------------------------------------------------------------------------------------
JP Morgan Global High Yield Index(1) (unmanaged)      +29.91%    -3.90%    +1.87%    +4.15%    +4.99%
------------------------------------------------------------------------------------------------------
Lipper High Current Yield Bond Funds Index(2)         +24.14%    -9.85%    -0.97%    +2.18%    +2.30%
------------------------------------------------------------------------------------------------------


*   Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. Total returns shown do not reflect expenses that apply to the subaccount or the annuity or life insurance contract. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary.

The indices do not reflect the effects of expenses (excluding Lipper). It is not possible to invest directly in an index.

(1) The JP Morgan Global High Yield Index is an unmanaged index used to mirror the investable universe of the U.S. dollar global high yield corporate debt market of both developed and emerging markets. The index reflects reinvestment of all distributions and changes in market prices.

(2) The Lipper High Current Yield Bond Funds Index includes the 30 largest high yield bond funds tracked by Lipper Inc. The index's returns include net reinvested dividends.


--------------------------------------------------------------------------------
              RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT  23

YOUR FUND AT A GLANCE (continued) ----------------------------------------------


RiverSource VP - High Yield Bond Fund

STYLE MATRIX
--------------------------------------------------------------------------------



        DURATION
SHORT    INT.     LONG
                          HIGH
                          MEDIUM   QUALITY
           X              LOW



Shading within the style matrix approximates areas in which the Fund is designed to generally invest.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and may serve as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

SECTOR DIVERSIFICATION(1) (at June 30, 2009; % of portfolio assets)
---------------------------------------------------------------------

Consumer Discretionary                                                 18.5%
----------------------------------------------------------------------------
Consumer Staples                                                        5.5%
----------------------------------------------------------------------------
Energy                                                                  9.2%
----------------------------------------------------------------------------
Financials                                                              2.2%
----------------------------------------------------------------------------
Health Care                                                            10.7%
----------------------------------------------------------------------------
Industrials                                                             5.4%
----------------------------------------------------------------------------
Materials                                                              15.7%
----------------------------------------------------------------------------
Mortgage-Backed                                                         0.1%
----------------------------------------------------------------------------
Telecommunication                                                      22.4%
----------------------------------------------------------------------------
Utilities                                                               8.1%
----------------------------------------------------------------------------
Other(2)                                                                2.2%
----------------------------------------------------------------------------


(1) Sectors can be comprised of several industries. Please refer to the section entitled "Portfolio of Investments" for a complete listing. No single industry exceeds 25% of portfolio assets.

    Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan) as of June 30, 2009. The Fund's composition is subject to change.

(2) Cash & Cash Equivalents.

QUALITY BREAKDOWN (at June 30, 2009; % of bond portfolio assets excluding cash equivalents and equities)
---------------------------------------------------------------------

AAA bonds                                                               0.1%
----------------------------------------------------------------------------
BBB bonds                                                               8.1%
----------------------------------------------------------------------------
Non-investment grade bonds                                             91.8%
----------------------------------------------------------------------------


Bond ratings apply to the underlying holdings of the Fund and not the Fund itself. Whenever possible, the Standard and Poor's rating is used to determine the credit quality of a security. Standard and Poor's rates the creditworthiness of corporate bonds, with 15 categories, ranging from AAA (highest) to D (lowest). Ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. If Standard and Poor's doesn't rate a security, then Moody's rating is used. RiverSource Investments, LLC, the Fund's investment manager, rates a security using an internal rating system when Moody's doesn't provide a rating. Ratings for 2.1% of the bond portfolio assets were determined through internal analysis.


--------------------------------------------------------------------------------
24  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------
RiverSource VP - High Yield Bond Fund

TOP TEN HOLDINGS (at June 30, 2009; % of portfolio assets)
---------------------------------------------------------------------

ASG Consolidated LLC/Finance
  11.50% 2011                                                           1.5%
----------------------------------------------------------------------------
Hexion Specialty Chemicals
  2.88% 2013                                                            1.5%
----------------------------------------------------------------------------
NRG Energy
  7.38% 2017                                                            1.4%
----------------------------------------------------------------------------
Liberty Media LLC
  5.70% 2013                                                            1.4%
----------------------------------------------------------------------------
Windstream
  8.63% 2016                                                            1.4%
----------------------------------------------------------------------------
Nextel Communications
  7.38% 2015                                                            1.3%
----------------------------------------------------------------------------
Fairpoint Communications
  5.00% 2015                                                            1.2%
----------------------------------------------------------------------------
Chemtura
  6.88% 2016                                                            1.2%
----------------------------------------------------------------------------
Noranda Aluminum Acquisition
  5.41% 2015                                                            1.2%
----------------------------------------------------------------------------
INVISTA
  9.25% 2012                                                            1.2%
----------------------------------------------------------------------------



Excludes cash & cash equivalents.

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
              RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT  25

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

RiverSource VP - Income Opportunities Fund

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource VP - Income Opportunities Fund (the Fund) advanced 24.23% for the six months ended June 30, 2009.

> The Merrill Lynch U.S. High Yield Cash Pay BB-B Rated Constrained Index, returned 25.44% during the same period.

> The Fund outperformed its peer group, as represented by the Lipper High
  Current Yield Bond Funds Index, which rose 24.14% during the same period.

ANNUALIZED TOTAL RETURNS (for period ended June 30, 2009)
--------------------------------------------------------------------------------


                                                                                            SINCE
                                                                                          INCEPTION
                                                           6 MONTHS*   1 YEAR   3 YEARS     6/1/04
---------------------------------------------------------------------------------------------------
RiverSource VP -- Income Opportunities Fund                 +24.23%    +2.06%    +3.41%     +4.90%
---------------------------------------------------------------------------------------------------
Merrill Lynch U.S. High Yield Cash Pay BB-B Rated
  Constrained Index(1) (unmanaged)                          +25.44%    -3.11%    +2.24%     +4.26%
---------------------------------------------------------------------------------------------------
Lipper High Current Yield Bond Funds Index(2)               +24.14%    -9.85%    -0.97%     +2.44%
---------------------------------------------------------------------------------------------------



*   Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. Total returns shown do not reflect expenses that apply to the subaccount or the annuity or life insurance contract. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary.

The indices do not reflect the effects of expenses (excluding Lipper). It is not possible to invest directly in an index.

(1) The Merrill Lynch U.S. High Yield Cash Pay BB-B Rated Constrained Index is an unmanaged index of high yield bonds. The index is subject to a 2% cap on allocation to any one issuer. The 2% cap is intended to provide broad diversification and better reflect the overall character of the high yield market. The index reflects reinvestment of all distributions and changes in market prices.

(2) The Lipper High Current Yield Bond Funds Index includes the 30 largest high yield bond funds tracked by Lipper Inc. The index's returns include net reinvested dividends.


--------------------------------------------------------------------------------
26  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------
RiverSource VP - Income Opportunities Fund

STYLE MATRIX
--------------------------------------------------------------------------------



        DURATION
SHORT    INT.     LONG
                          HIGH
                          MEDIUM   QUALITY
           X              LOW



Shading within the style matrix approximates areas in which the Fund is designed to generally invest.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and may serve as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

QUALITY BREAKDOWN (at June 30, 2009; % of portfolio assets excluding cash equivalents and equities)
---------------------------------------------------------------------

BBB bonds                                                              11.9%
----------------------------------------------------------------------------
BB bonds                                                               35.2%
----------------------------------------------------------------------------
B bonds                                                                41.7%
----------------------------------------------------------------------------
CCC Bonds                                                               8.1%
----------------------------------------------------------------------------
C Bonds                                                                 0.3%
----------------------------------------------------------------------------
D Bonds                                                                 2.8%
----------------------------------------------------------------------------


Ratings apply to the underlying holdings of the Fund and not the Fund itself. Whenever possible, the Standard and Poor's rating is used to determine the credit quality of a security. Standard and Poor's rates the creditworthiness of loans and bonds, using 15 categories, ranging from AAA (highest) to D (lowest). Ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. If Standard and Poor's doesn't rate a security, then Moody's rating is used. RiverSource Investments, LLC, the Fund's investment manager, rates a security using an internal rating system when Moody's doesn't provide a rating. Ratings for 0.1% of the bond portfolio assets were determined through internal analysis.

TOP TEN HOLDINGS (at June 30, 2009; % of portfolio assets)
---------------------------------------------------------------------

HCA
  9.63% 2016                                                            1.6%
----------------------------------------------------------------------------
Nextel Communications
  7.38% 2015                                                            1.4%
----------------------------------------------------------------------------
Nova Chemicals
  4.54% 2013                                                            1.2%
----------------------------------------------------------------------------
Charter Communications Operating LLC/Capital
  10.38% 2014                                                           1.2%
----------------------------------------------------------------------------
Communications & Power Inds
  8.00% 2012                                                            1.1%
----------------------------------------------------------------------------
INVISTA
  9.25% 2012                                                            1.1%
----------------------------------------------------------------------------
Hilcorp Energy I LP/Finance
  7.75% 2015                                                            1.1%
----------------------------------------------------------------------------
Williams Partners LP/Finance
  7.25% 2017                                                            1.0%
----------------------------------------------------------------------------
Select Medical
  7.63% 2015                                                            1.0%
----------------------------------------------------------------------------
NiSource Finance
  6.80% 2019                                                            1.0%
----------------------------------------------------------------------------



Excludes cash & cash equivalents.

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
              RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT  27

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

RiverSource VP - Mid Cap Growth Fund

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource VP - Mid Cap Growth Fund (the Fund) advanced 31.74% for the six months ended June 30, 2009.

> The Fund outperformed its benchmark, the Russell Midcap Growth Index, which increased 16.61% during the same period.

> The Fund also outperformed its peer group, as represented by the Lipper Mid-
  Cap Growth Funds Index, which rose 13.91% during the same period.

ANNUALIZED TOTAL RETURNS (for period ended June 30, 2009)
--------------------------------------------------------------------------------


                                                                                                SINCE
                                                                                              INCEPTION
                                                    6 MONTHS*    1 YEAR   3 YEARS   5 YEARS     5/1/01
-------------------------------------------------------------------------------------------------------
RiverSource VP -- Mid Cap Growth Fund                +31.74%    -18.10%    -5.29%    -0.83%     +0.46%
-------------------------------------------------------------------------------------------------------
Russell Midcap(R) Growth Index(1) (unmanaged)        +16.61%    -30.33%    -7.93%    -0.44%     -0.40%
-------------------------------------------------------------------------------------------------------
Lipper Mid-Cap Growth Funds Index(2)                 +13.91%    -30.39%    -6.29%    +0.39%     -0.90%
-------------------------------------------------------------------------------------------------------



*   Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. Total returns shown do not reflect expenses that apply to the subaccount or the annuity or life insurance contract. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary.

The indices do not reflect the effects of expenses (excluding Lipper). It is not possible to invest directly in an index.

(1) The Russell Midcap Growth Index, an unmanaged index, measures the performance of those stocks in the Russell Midcap Index with higher price-to-book ratios and higher forecasted growth values. The stocks in the index are also members of the Russell 1000(R) Growth Index. The index reflects reinvestment of all distributions and changes in market prices.

(2) The Lipper Mid-Cap Growth Funds Index includes the 30 largest mid-cap growth funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment.


--------------------------------------------------------------------------------
28  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------
RiverSource VP - Mid Cap Growth Fund

STYLE MATRIX
--------------------------------------------------------------------------------



         STYLE
VALUE    BLEND   GROWTH
                          LARGE
                    X     MEDIUM   SIZE
                          SMALL



Shading within the style matrix approximates areas in which the Fund is designed to generally invest.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and may serve as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

SECTOR DIVERSIFICATION(1) (at June 30, 2009; % of portfolio assets)
---------------------------------------------------------------------

Consumer Discretionary                                                 12.9%
----------------------------------------------------------------------------
Consumer Staples                                                        0.6%
----------------------------------------------------------------------------
Energy                                                                  9.9%
----------------------------------------------------------------------------
Financials                                                              7.3%
----------------------------------------------------------------------------
Health Care                                                            14.4%
----------------------------------------------------------------------------
Industrials                                                            19.5%
----------------------------------------------------------------------------
Information Technology                                                 23.4%
----------------------------------------------------------------------------
Materials                                                               7.8%
----------------------------------------------------------------------------
Telecommunication Services                                              1.2%
----------------------------------------------------------------------------
Utilities                                                               0.7%
----------------------------------------------------------------------------
Other(2)                                                                2.3%
----------------------------------------------------------------------------


(1) Sectors can be comprised of several industries. Please refer to the section entitled "Portfolio of Investments" for a complete listing. No single industry exceeds 25% of portfolio assets.

    Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan) as of June 30, 2009. The Fund's composition is subject to change.

(2) Cash & Cash Equivalents.

The sectors identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

TOP TEN HOLDINGS (at June 30, 2009; % of portfolio assets)
---------------------------------------------------------------------

TIBCO Software                                                          2.3%
----------------------------------------------------------------------------
PMC-Sierra                                                              2.2%
----------------------------------------------------------------------------
Ciena                                                                   1.7%
----------------------------------------------------------------------------
Akamai Technologies                                                     1.7%
----------------------------------------------------------------------------
TCF Financial                                                           1.4%
----------------------------------------------------------------------------
Kansas City Southern                                                    1.2%
----------------------------------------------------------------------------
St. Jude Medical                                                        1.2%
----------------------------------------------------------------------------
Hubbell Cl B                                                            1.0%
----------------------------------------------------------------------------
Citrix Systems                                                          1.0%
----------------------------------------------------------------------------
Quanta Services                                                         1.0%
----------------------------------------------------------------------------


Excludes cash & cash equivalents.

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
              RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT  29

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

RiverSource VP - Mid Cap Value Fund

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource VP - Mid Cap Value Fund (the Fund) advanced 7.60% for the six months ended June 30, 2009.

> The Fund outperformed its benchmark, the Russell Midcap Value Index, which increased 3.19% during the same period.

> The Fund underperformed its peer group, as represented by the Lipper Mid-Cap
  Value Funds Index, which rose 9.80% during the same period.

ANNUALIZED TOTAL RETURNS (for period ended June 30, 2009)
--------------------------------------------------------------------------------


                                                                                            SINCE
                                                                                          INCEPTION
                                                          6 MONTHS*    1 YEAR   3 YEARS     5/2/05
---------------------------------------------------------------------------------------------------
RiverSource VP -- Mid Cap Value Fund                        +7.60%    -33.98%   -11.41%     -2.80%
---------------------------------------------------------------------------------------------------
Russell Midcap(R) Value Index(1) (unmanaged)                +3.19%    -30.52%   -11.07%     -3.60%
---------------------------------------------------------------------------------------------------
Lipper Mid-Cap Value Funds Index(2)                         +9.80%    -28.34%    -8.75%     -2.56%
---------------------------------------------------------------------------------------------------



*   Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. Total returns shown do not reflect expenses that apply to the subaccount or the annuity or life insurance contract. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary.

The indices do not reflect the effects of expenses (excluding Lipper). It is not possible to invest directly in an index.

(1) The Russell Midcap(R) Value Index, an unmanaged index, measures the performance of the mid-cap value segment of the U.S. equity universe. It includes those Russell Midcap Index companies with lower price-to-book ratios and lower forecasted growth values. The index reflects reinvestment of all distributions and changes in market prices.

(2) The Lipper Mid-Cap Value Funds Index includes the 30 largest mid-cap value funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment.


--------------------------------------------------------------------------------
30  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------
RiverSource VP - Mid Cap Value Fund

STYLE MATRIX
--------------------------------------------------------------------------------



         STYLE
VALUE    BLEND   GROWTH
                          LARGE
   X                      MEDIUM   SIZE
                          SMALL



Shading within the style matrix approximates areas in which the Fund is designed to generally invest.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and may serve as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

SECTOR DIVERSIFICATION(1) (at June 30, 2009; % of portfolio assets)
---------------------------------------------------------------------

Consumer Discretionary                                                  9.9%
----------------------------------------------------------------------------
Consumer Staples                                                        3.3%
----------------------------------------------------------------------------
Energy                                                                  9.5%
----------------------------------------------------------------------------
Financials                                                             21.9%
----------------------------------------------------------------------------
Health Care                                                             6.5%
----------------------------------------------------------------------------
Industrials                                                            16.8%
----------------------------------------------------------------------------
Information Technology                                                 11.0%
----------------------------------------------------------------------------
Materials                                                               8.9%
----------------------------------------------------------------------------
Telecommunication                                                       0.2%
----------------------------------------------------------------------------
Telecommunication Services                                              3.3%
----------------------------------------------------------------------------
Utilities                                                               7.6%
----------------------------------------------------------------------------
Other(2)                                                                1.1%
----------------------------------------------------------------------------


(1) Sectors can be comprised of several industries. Please refer to the section entitled "Portfolio of Investments" for a complete listing. No single industry exceeds 25% of portfolio assets.

    Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan) as of June 30, 2009. The Fund's composition is subject to change.

(2) Cash & Cash Equivalents.

The sectors identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

TOP TEN HOLDINGS (at June 30, 2009; % of portfolio assets)
---------------------------------------------------------------------

Lorillard                                                               2.9%
----------------------------------------------------------------------------
XL Capital Cl A                                                         2.0%
----------------------------------------------------------------------------
Mylan                                                                   1.9%
----------------------------------------------------------------------------
PartnerRe                                                               1.7%
----------------------------------------------------------------------------
Everest Re Group                                                        1.7%
----------------------------------------------------------------------------
Cooper Inds Cl A                                                        1.7%
----------------------------------------------------------------------------
Eaton                                                                   1.5%
----------------------------------------------------------------------------
Eastman Chemical                                                        1.5%
----------------------------------------------------------------------------
PPG Inds                                                                1.4%
----------------------------------------------------------------------------
Sempra Energy                                                           1.4%
----------------------------------------------------------------------------


Excludes cash & cash equivalents.

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
              RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT  31

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

RiverSource VP - S&P 500 Index Fund

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource VP - S&P 500 Index Fund (the Fund) advanced 3.06% for the six months ended June 30, 2009.

> The Fund underperformed its benchmark, the S&P 500 Index, which increased
  3.16% during the same period.

> The Fund also underperformed its peer group, as represented by the Lipper S&P
  500 Objective Funds Index, which rose 3.13% during the same period.

ANNUALIZED TOTAL RETURNS (for period ended June 30, 2009)
--------------------------------------------------------------------------------


                                                                                                SINCE
                                                                                              INCEPTION
                                                    6 MONTHS*    1 YEAR   3 YEARS   5 YEARS     5/1/00
-------------------------------------------------------------------------------------------------------
RiverSource VP -- S&P 500 Index Fund                  +3.06%    -26.26%    -8.51%    -2.62%     -3.70%
-------------------------------------------------------------------------------------------------------
S&P 500 Index(1) (unmanaged)                          +3.16%    -26.21%    -8.22%    -2.24%     -3.24%
-------------------------------------------------------------------------------------------------------
Lipper S&P 500 Objective Funds Index(2)               +3.13%    -26.27%    -8.37%    -2.43%     -3.48%
-------------------------------------------------------------------------------------------------------



*   Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. Total returns shown do not reflect expenses that apply to the subaccount or the annuity or life insurance contract. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary.

The indices do not reflect the effects of expenses (excluding Lipper). It is not possible to invest directly in an index.

(1) The Standard & Poor's 500 Index (S&P 500 Index), an unmanaged index of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices.

(2) The Lipper S&P 500 Objective Funds Index includes the 30 largest S&P 500 funds tracked by Lipper Inc. The index's returns include net reinvested dividends.


--------------------------------------------------------------------------------
32  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------
RiverSource VP - S&P 500 Index Fund

STYLE MATRIX
--------------------------------------------------------------------------------



         STYLE
VALUE    BLEND   GROWTH
           X              LARGE
                          MEDIUM   SIZE
                          SMALL



Shading within the style matrix approximates areas in which the Fund is designed to generally invest.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and may serve as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

SECTOR DIVERSIFICATION(1) (at June 30, 2009; % of portfolio assets)
---------------------------------------------------------------------

Consumer Discretionary                                                  9.0%
----------------------------------------------------------------------------
Consumer Staples                                                       12.0%
----------------------------------------------------------------------------
Energy                                                                 12.2%
----------------------------------------------------------------------------
Financials                                                             13.3%
----------------------------------------------------------------------------
Health Care                                                            14.0%
----------------------------------------------------------------------------
Industrials                                                             9.8%
----------------------------------------------------------------------------
Information Technology                                                 18.1%
----------------------------------------------------------------------------
Materials                                                               3.2%
----------------------------------------------------------------------------
Telecommunication Services                                              3.6%
----------------------------------------------------------------------------
Utilities                                                               4.1%
----------------------------------------------------------------------------
Other(2)                                                                0.7%
----------------------------------------------------------------------------


(1) Sectors can be comprised of several industries. Please refer to the section entitled "Portfolio of Investments" for a complete listing. No single industry exceeds 25% of portfolio assets.

    Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan) as of June 30, 2009. The Fund's composition is subject to change.

(2) Cash & Cash Equivalents.

The sectors identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

TOP TEN HOLDINGS (at June 30, 2009; % of portfolio assets)
---------------------------------------------------------------------

Exxon Mobil                                                             3.9%
----------------------------------------------------------------------------
Microsoft                                                               2.0%
----------------------------------------------------------------------------
Johnson & Johnson                                                       1.7%
----------------------------------------------------------------------------
Procter & Gamble                                                        1.7%
----------------------------------------------------------------------------
AT&T                                                                    1.6%
----------------------------------------------------------------------------
IBM                                                                     1.5%
----------------------------------------------------------------------------
Chevron                                                                 1.5%
----------------------------------------------------------------------------
JPMorgan Chase & Co                                                     1.5%
----------------------------------------------------------------------------
Apple                                                                   1.4%
----------------------------------------------------------------------------
General Electric                                                        1.4%
----------------------------------------------------------------------------


Excludes cash & cash equivalents.

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

"Standard & Poor's(R)," "S&P," "S&P 500(R)" and "Standard & Poor's 500(R)" are trademarks of the McGraw-Hill Companies, Inc. These trademarks and service marks have been licensed for use by Ameriprise Financial, Inc. The Funds are not sponsored, endorsed, sold or promoted by Standard & Poor's or any of their subsidiaries or affiliates (the "Licensors") and the Licensors make no representation regarding the advisability of investing in the Funds


--------------------------------------------------------------------------------
              RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT  33

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

RiverSource VP - Short Duration U.S. Government Fund

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource VP - Short Duration U.S. Government Fund (the Fund) advanced 2.90% for the six months ended June 30, 2009.

> The Fund outperformed its benchmark, the Barclays Capital 1-3 Year Government
  Index, which returned 0.47% during the same period.

> The Fund also outperformed its peer group, as represented by the Lipper Short
  U.S. Government Funds Index, which rose 1.88% during the same period.

ANNUALIZED TOTAL RETURNS (for period ended June 30, 2009)
--------------------------------------------------------------------------------


                                                                                               SINCE
                                                                                             INCEPTION
                                                    6 MONTHS*   1 YEAR   3 YEARS   5 YEARS    9/15/99
------------------------------------------------------------------------------------------------------
RiverSource VP -- Short Duration U.S. Government
  Fund                                                +2.90%    +0.28%    +2.93%    +2.39%     +3.48%
------------------------------------------------------------------------------------------------------
Barclays Capital 1-3 Year Government Index(1)
  (unmanaged)                                         +0.47%    +4.94%    +5.74%    +4.21%     +4.74%
------------------------------------------------------------------------------------------------------
Lipper Short U.S. Government Funds Index(2)           +1.88%    +3.94%    +4.63%    +3.55%     +4.08%
------------------------------------------------------------------------------------------------------



*   Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. Total returns shown do not reflect expenses that apply to the subaccount or the annuity or life insurance contract. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary.

The indices do not reflect the effects of expenses (excluding Lipper). It is not possible to invest directly in an index.

(1) The Barclays Capital 1-3 Year Government Index, an unmanaged index, is made up of all publicly issued, non-convertible domestic debt of the U.S. government, or agency thereof, or any quasi-federal corporation. The index also includes corporate debt guaranteed by the U.S. government. Only notes and bonds with a minimum maturity of one year up to a maximum maturity of
    2.9 years are included. The index reflects reinvestment of all distributions and changes in market prices.

(2) The Lipper Short U.S. Government Funds Index includes the 30 largest short U.S. government funds tracked by Lipper Inc. The index's returns include net reinvested dividends.


--------------------------------------------------------------------------------
34  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------
RiverSource VP - Short Duration U.S. Government Fund

STYLE MATRIX
--------------------------------------------------------------------------------



        DURATION
SHORT    INT.     LONG
   X                      HIGH
                          MEDIUM   QUALITY
                          LOW



Shading within the style matrix approximates areas in which the Fund is designed to generally invest.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and may serve as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

SECTOR DIVERSIFICATION(1) (at June 30, 2009; % of portfolio assets)
---------------------------------------------------------------------

Asset-Backed                                                            4.1%
----------------------------------------------------------------------------
Commercial Mortgage-Backed                                              1.5%
----------------------------------------------------------------------------
Consumer Discretionary                                                  0.2%
----------------------------------------------------------------------------
Energy                                                                  0.8%
----------------------------------------------------------------------------
FDIC -- Insured Debt(2)                                                 5.5%
----------------------------------------------------------------------------
Industrials                                                             0.1%
----------------------------------------------------------------------------
Mortgage-Backed(3)                                                     39.3%
----------------------------------------------------------------------------
Telecommunication                                                       1.9%
----------------------------------------------------------------------------
U.S. Government Obligations & Agencies                                 29.5%
----------------------------------------------------------------------------
Utilities                                                               2.0%
----------------------------------------------------------------------------
Other(4)                                                               15.1%
----------------------------------------------------------------------------


(1) Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan) as of June 30, 2009. The Fund's composition is subject to change.
(2) Debt guaranteed under the FDIC's Temporary Liquidity Guarantee Program
    (TLGP).
(3) Of the 39.3%, 6.0% is due to forward commitment mortgage-backed securities activity. Short-term securities are held as collateral for these commitments.
(4) Cash & Cash Equivalents.

QUALITY BREAKDOWN (at June 30, 2009; % of portfolio assets excluding cash equivalents and equities)
---------------------------------------------------------------------

AAA bonds                                                              90.1%
----------------------------------------------------------------------------
AA bonds                                                                0.7%
----------------------------------------------------------------------------
A bonds                                                                 4.6%
----------------------------------------------------------------------------
BBB bonds                                                               4.1%
----------------------------------------------------------------------------
Non-investment grade bonds                                              0.5%
----------------------------------------------------------------------------


Bond ratings apply to the underlying holdings of the Fund and not the Fund itself. Whenever possible, the Standard and Poor's rating is used to determine the credit quality of a security. Standard and Poor's rates the creditworthiness of corporate bonds, with 15 categories, ranging from AAA (highest) to D (lowest). Ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. If Standard and Poor's doesn't rate a security, then Moody's rating is used. RiverSource Investments, LLC, the Fund's investment manager, rates a security using an internal rating system when Moody's doesn't provide a rating.

Shares of RiverSource Short Duration U.S. Government Fund are not insured or guaranteed by the U.S. government.


--------------------------------------------------------------------------------
              RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT  35

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

Seligman VP - Growth Fund

FUND SUMMARY
--------------------------------------------------------------------------------

> Seligman VP - Growth Fund (the Fund) advanced 12.17% for the six months ended
  June 30, 2009.

> The Fund outperformed its benchmark, the Russell 1000(R) Growth Index, which advanced 11.53% during the same period.

> The Fund underperformed its peer group, as represented by the Lipper Large-Cap
  Growth Funds Index, which rose 12.33% during the same period.

ANNUALIZED TOTAL RETURNS (for period ended June 30, 2009)
--------------------------------------------------------------------------------


                                                                                                SINCE
                                                                                              INCEPTION
                                                    6 MONTHS*    1 YEAR   3 YEARS   5 YEARS    9/15/99
-------------------------------------------------------------------------------------------------------
Seligman VP -- Growth Fund                           +12.17%    -26.38%   -10.31%    -3.71%     -6.72%
-------------------------------------------------------------------------------------------------------
Russell 1000(R) Growth Index(1) (unmanaged)          +11.53%    -24.50%    -5.45%    -1.83%     -4.19%
-------------------------------------------------------------------------------------------------------
Lipper Large-Cap Growth Funds Index(2)               +12.33%    -26.60%    -6.53%    -2.16%     -4.57%
-------------------------------------------------------------------------------------------------------



*   Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. Total returns shown do not reflect expenses that apply to the subaccount or the annuity or life insurance contract. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary.

The indices do not reflect the effects of expenses (excluding Lipper). It is not possible to invest directly in an index.

(1) The Russell 1000(R) Growth Index, an unmanaged index, measures the performance of those stocks in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values. The index reflects reinvestment of all distributions and changes in market prices.

(2) The Lipper Large-Cap Growth Funds Index includes the 30 largest large-cap growth funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment.


--------------------------------------------------------------------------------
36  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------
Seligman VP - Growth Fund

STYLE MATRIX
--------------------------------------------------------------------------------



         STYLE
VALUE    BLEND   GROWTH
                    X     LARGE
                          MEDIUM   SIZE
                          SMALL



Shading within the style matrix approximates areas in which the Fund is designed to generally invest.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and may serve as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

SECTOR DIVERSIFICATION(1) (at June 30, 2009; % of portfolio assets)
---------------------------------------------------------------------

Consumer Discretionary                                                 14.2%
----------------------------------------------------------------------------
Consumer Staples                                                        6.7%
----------------------------------------------------------------------------
Energy                                                                  7.4%
----------------------------------------------------------------------------
Financials                                                              6.3%
----------------------------------------------------------------------------
Health Care                                                            12.0%
----------------------------------------------------------------------------
Industrials                                                            10.2%
----------------------------------------------------------------------------
Information Technology                                                 34.7%
----------------------------------------------------------------------------
Materials                                                               5.7%
----------------------------------------------------------------------------
Telecommunication Services                                              1.0%
----------------------------------------------------------------------------
Utilities                                                               0.5%
----------------------------------------------------------------------------
Other(2)                                                                1.3%
----------------------------------------------------------------------------


(1) Sectors can be comprised of several industries. Please refer to the section entitled "Portfolio of Investments" for a complete listing. No single industry exceeds 25% of portfolio assets.

    Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan) as of June 30, 2009. The Fund's composition is subject to change.

(2) Cash & Cash Equivalents.

The sectors identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

TOP TEN HOLDINGS (at June 30, 2009; % of portfolio assets)
---------------------------------------------------------------------

Hewlett-Packard                                                         4.3%
----------------------------------------------------------------------------
Oracle                                                                  3.3%
----------------------------------------------------------------------------
QUALCOMM                                                                3.2%
----------------------------------------------------------------------------
Apple                                                                   3.2%
----------------------------------------------------------------------------
Microsoft                                                               3.1%
----------------------------------------------------------------------------
CVS Caremark                                                            2.8%
----------------------------------------------------------------------------
McDonald's                                                              2.6%
----------------------------------------------------------------------------
Target                                                                  2.1%
----------------------------------------------------------------------------
Coinstar                                                                1.9%
----------------------------------------------------------------------------
Transocean                                                              1.9%
----------------------------------------------------------------------------


Excludes cash & cash equivalents.

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
              RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT  37

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

Seligman VP - Larger-Cap Value Fund

FUND SUMMARY
--------------------------------------------------------------------------------

> Seligman VP - Larger-Cap Value Fund (the Fund) advanced 5.49% for the six months ended June 30, 2009.

> The Fund outperformed its benchmark, the Russell 1000(R) Value Index, which decreased 2.87% during the same period.

> The Standard & Poor's 500 Index (S&P 500 Index) increased 3.16% during the same period.

> The Fund outperformed its peer group, as represented by the Lipper Large-Cap
  Value Funds Index, which rose 2.67% during the same period.

ANNUALIZED TOTAL RETURNS (for period ended June 30, 2009)
--------------------------------------------------------------------------------


                                                                                                SINCE
                                                                                              INCEPTION
                                                    6 MONTHS*    1 YEAR   3 YEARS   5 YEARS     2/4/04
-------------------------------------------------------------------------------------------------------
Seligman VP -- Larger-Cap Value Fund                  +5.49%    -24.43%   -10.10%    -2.93%     -2.44%
-------------------------------------------------------------------------------------------------------
Russell 1000(R) Value Index(1) (unmanaged)            -2.87%    -29.03%   -11.11%    -2.13%     -1.45%
-------------------------------------------------------------------------------------------------------
S&P 500 Index(2) (unmanaged)                          +3.16%    -26.21%    -8.22%    -2.24%     -1.87%
-------------------------------------------------------------------------------------------------------
Lipper Large-Cap Value Funds Index(3)                 +2.67%    -25.98%    -9.13%    -2.05%     -1.48%
-------------------------------------------------------------------------------------------------------



*   Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. Total returns shown do not reflect expenses that apply to the subaccount or the annuity or life insurance contract. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary.

The indices do not reflect the effects of expenses (excluding Lipper). It is not possible to invest directly in an index.

(1) The Russell 1000(R) Value Index, an unmanaged index, measures the performance of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. The index reflects reinvestment of all distributions and changes in market prices.

(2) The S&P 500 Index, an unmanaged index of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices.

(3) The Lipper Large-Cap Value Funds Index includes the 30 largest large-cap value funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment.


--------------------------------------------------------------------------------
38  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------
Seligman VP - Larger-Cap Value Fund

STYLE MATRIX
--------------------------------------------------------------------------------



         STYLE
VALUE    BLEND   GROWTH
   X                      LARGE
                          MEDIUM   SIZE
                          SMALL



Shading within the style matrix approximates areas in which the Fund is designed to generally invest.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and may serve as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

SECTOR DIVERSIFICATION(1) (at June 30, 2009; % of portfolio assets)
---------------------------------------------------------------------

Consumer Discretionary                                                  8.4%
----------------------------------------------------------------------------
Consumer Staples                                                       14.0%
----------------------------------------------------------------------------
Energy                                                                 10.2%
----------------------------------------------------------------------------
Financials                                                             26.5%
----------------------------------------------------------------------------
Health Care                                                            10.7%
----------------------------------------------------------------------------
Industrials                                                            15.0%
----------------------------------------------------------------------------
Information Technology                                                  3.1%
----------------------------------------------------------------------------
Materials                                                               4.8%
----------------------------------------------------------------------------
Utilities                                                               3.1%
----------------------------------------------------------------------------
Other(2)                                                                4.2%
----------------------------------------------------------------------------


(1) Sectors can be comprised of several industries. Please refer to the section entitled "Portfolio of Investments" for a complete listing. No single industry exceeds 25% of portfolio assets.

    Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan) as of June 30, 2009. The Fund's composition is subject to change.

(2) Cash & Cash Equivalents.

The sectors identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

TOP TEN HOLDINGS (at June 30, 2009; % of portfolio assets)
---------------------------------------------------------------------

Tyson Foods Cl A                                                        3.5%
----------------------------------------------------------------------------
Bank of America                                                         3.2%
----------------------------------------------------------------------------
Prudential Financial                                                    3.0%
----------------------------------------------------------------------------
Baxter Intl                                                             2.9%
----------------------------------------------------------------------------
Morgan Stanley                                                          2.9%
----------------------------------------------------------------------------
Wal-Mart Stores                                                         2.9%
----------------------------------------------------------------------------
Juniper Networks                                                        2.8%
----------------------------------------------------------------------------
Unum Group                                                              2.7%
----------------------------------------------------------------------------
Travelers Companies                                                     2.7%
----------------------------------------------------------------------------
AES                                                                     2.7%
----------------------------------------------------------------------------


Excludes cash & cash equivalents.

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
              RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT  39

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

Seligman VP - Smaller-Cap Value Fund

FUND SUMMARY
--------------------------------------------------------------------------------

> Seligman VP - Smaller-Cap Value Fund (the Fund) advanced 10.69% for the six months ended June 30, 2009.

> The Fund outperformed its benchmark, the Russell 2000(R) Index, which advanced
  2.64% during the same period.

> The Fund also outperformed its peer group, as represented by the Lipper Small-
  Cap Core Funds Index, which rose 8.23% during the same period.

ANNUALIZED TOTAL RETURNS (for period ended June 30, 2009)
--------------------------------------------------------------------------------


                                                                                                SINCE
                                                                                              INCEPTION
                                                    6 MONTHS*    1 YEAR   3 YEARS   5 YEARS    9/15/99
-------------------------------------------------------------------------------------------------------
Seligman VP -- Smaller Cap Value Fund                +10.69%    -22.34%   -11.86%    -3.17%     +2.08%
-------------------------------------------------------------------------------------------------------
Russell 2000(R) Index(1) (unmanaged)                  +2.64%    -25.01%    -9.89%    -1.71%     +2.90%
-------------------------------------------------------------------------------------------------------
Lipper Small-Cap Core Funds Index(2)                  +8.23%    -25.01%    -8.74%    -0.93%     +4.65%
-------------------------------------------------------------------------------------------------------



*   Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. Total returns shown do not reflect expenses that apply to the subaccount or the annuity or life insurance contract. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary.

The indices do not reflect the effects of expenses (excluding Lipper). It is not possible to invest directly in an index.

(1) The Russell 2000(R) Index, an unmanaged index, measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index. The index reflects reinvestment of all distributions and changes in market prices.

(2) The Lipper Small-Cap Core Funds Index includes the 30 largest small-cap core funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment.


--------------------------------------------------------------------------------
40  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------
Seligman VP - Smaller-Cap Value Fund

STYLE MATRIX
--------------------------------------------------------------------------------



         STYLE
VALUE    BLEND   GROWTH
                          LARGE
                          MEDIUM   SIZE
   X                      SMALL



Shading within the style matrix approximates areas in which the Fund is designed to generally invest.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and may serve as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

SECTOR DIVERSIFICATION(1) (at June 30, 2009; % of portfolio assets)
---------------------------------------------------------------------

Consumer Discretionary                                                 11.3%
----------------------------------------------------------------------------
Consumer Staples                                                        9.7%
----------------------------------------------------------------------------
Energy                                                                  4.1%
----------------------------------------------------------------------------
Financials                                                             13.0%
----------------------------------------------------------------------------
Health Care                                                             6.6%
----------------------------------------------------------------------------
Industrials                                                            29.6%
----------------------------------------------------------------------------
Information Technology                                                 20.9%
----------------------------------------------------------------------------
Materials                                                               4.4%
----------------------------------------------------------------------------
Other(2)                                                                0.4%
----------------------------------------------------------------------------


(1) Sectors can be comprised of several industries. Please refer to the section entitled "Portfolio of Investments" for a complete listing. No single industry exceeds 25% of portfolio assets.

    Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan) as of June 30, 2009. The Fund's composition is subject to change.

(2) Cash & Cash Equivalents.

The sectors identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

TOP TEN HOLDINGS (at June 30, 2009; % of portfolio assets)
---------------------------------------------------------------------

ON Semiconductor                                                        3.3%
----------------------------------------------------------------------------
Herbalife                                                               3.1%
----------------------------------------------------------------------------
Cypress Semicondictor                                                   3.0%
----------------------------------------------------------------------------
F5 Networks                                                             3.0%
----------------------------------------------------------------------------
WellCare Health Plans                                                   3.0%
----------------------------------------------------------------------------
EnerSys                                                                 2.9%
----------------------------------------------------------------------------
Smithfield Foods                                                        2.6%
----------------------------------------------------------------------------
Texas Roadhouse Cl A                                                    2.6%
----------------------------------------------------------------------------
Central European Distribution                                           2.5%
----------------------------------------------------------------------------
Lincoln Natl                                                            2.4%
----------------------------------------------------------------------------


Excludes cash & cash equivalents.

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Investments in small-capitalization companies involve greater risks and volatility than investments in larger, more established companies.


--------------------------------------------------------------------------------
              RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT  41

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

Threadneedle VP - Emerging Markets Funds

FUND SUMMARY
--------------------------------------------------------------------------------

> Threadneedle VP - Emerging Markets Fund (the Fund) advanced 30.86% for the six months ended June 30, 2009.

> The Fund underperformed its benchmark, the Morgan Stanley Capital
  International (MSCI) Emerging Markets Index, which advanced 36.22% during the same period.

> The Fund also underperformed its peer group, as represented by the Lipper
  Emerging Markets Funds Index, which rose 32.38% during the same period.

ANNUALIZED TOTAL RETURNS (for period ended June 30, 2009)
--------------------------------------------------------------------------------


                                                                                               SINCE
                                                                                             INCEPTION
                                                   6 MONTHS*    1 YEAR   3 YEARS   5 YEARS     5/1/00
------------------------------------------------------------------------------------------------------
Threadneedle VP -- Emerging Markets Fund            +30.86%    -33.23%    +1.62%   +12.98%     +6.55%
------------------------------------------------------------------------------------------------------
MSCI Emerging Markets Index(1) (unmanaged)          +36.22%    -27.82%    +3.27%   +15.08%     +8.68%
------------------------------------------------------------------------------------------------------
Lipper Emerging Markets Funds Index(2)              +32.38%    -31.15%    +0.38%   +12.69%     +7.65%
------------------------------------------------------------------------------------------------------



*   Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. Total returns shown do not reflect expenses that apply to the subaccount or the annuity or life insurance contract. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary.

The indices do not reflect the effects of expenses (excluding Lipper). It is not possible to invest directly in an index.

(1) The Morgan Stanley Capital International (MSCI) Emerging Markets Index, an unmanaged market capitalization-weighted index, is designed to measure equity market performance in the global emerging markets. The index reflects reinvestment of all distributions and changes in market prices.

(2) The Lipper Emerging Markets Funds Index includes the 30 largest emerging markets funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment.


--------------------------------------------------------------------------------
42  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------
Threadneedle VP - Emerging Markets Fund

STYLE MATRIX
--------------------------------------------------------------------------------



         STYLE
VALUE    BLEND   GROWTH
           X              LARGE
                          MEDIUM   SIZE
                          SMALL



Shading within the style matrix approximates areas in which the Fund is designed to generally invest.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and may serve as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

COUNTRY DIVERSIFICATION(1) (at June 30, 2009; % of portfolio assets)
---------------------------------------------------------------------

Brazil                                                                 16.1%
----------------------------------------------------------------------------
Chile                                                                   0.8%
----------------------------------------------------------------------------
China                                                                  13.0%
----------------------------------------------------------------------------
Egypt                                                                   0.5%
----------------------------------------------------------------------------
Hong Kong                                                              10.5%
----------------------------------------------------------------------------
India                                                                   7.7%
----------------------------------------------------------------------------
Indonesia                                                               2.2%
----------------------------------------------------------------------------
Israel                                                                  2.5%
----------------------------------------------------------------------------
Malaysia                                                                0.6%
----------------------------------------------------------------------------
Mexico                                                                  2.3%
----------------------------------------------------------------------------
Russia                                                                 11.5%
----------------------------------------------------------------------------
Singapore                                                               0.8%
----------------------------------------------------------------------------
South Africa                                                            2.7%
----------------------------------------------------------------------------
South Korea                                                            10.1%
----------------------------------------------------------------------------
Taiwan                                                                 10.9%
----------------------------------------------------------------------------
Thailand                                                                1.0%
----------------------------------------------------------------------------
Turkey                                                                  2.4%
----------------------------------------------------------------------------
United Kingdom                                                          1.5%
----------------------------------------------------------------------------
United States                                                           0.6%
----------------------------------------------------------------------------
Other(2)                                                                2.3%
----------------------------------------------------------------------------


(1) Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan) as of June 30, 2009. The Fund's composition is subject to change.
(2) Cash & Cash Equivalents.

TOP TEN HOLDINGS (at June 30, 2009; % of portfolio assets)
---------------------------------------------------------------------

Petroleo Brasileiro ADR (Brazil)                                        3.8%
----------------------------------------------------------------------------
Samsung Electronics (South Korea)                                       3.3%
----------------------------------------------------------------------------
China Mobile (Hong Kong)                                                3.3%
----------------------------------------------------------------------------
Vale ADR (Brazil)                                                       2.6%
----------------------------------------------------------------------------
Industrial & Commercial Bank of China Series H (China)                  2.1%
----------------------------------------------------------------------------
Taiwan Semiconductor Mfg (Taiwan)                                       2.1%
----------------------------------------------------------------------------
China Overseas Land & Investment (Hong Kong)                            2.0%
----------------------------------------------------------------------------
Housing Development Finance (India)                                     2.0%
----------------------------------------------------------------------------
CNOOC ADR (Hong Kong)                                                   2.0%
----------------------------------------------------------------------------
Hon Hai Precision Industry (Taiwan)                                     1.9%
----------------------------------------------------------------------------


Excludes cash & cash equivalents.

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
              RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT  43

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

Threadneedle VP - International Opportunity Fund

FUND SUMMARY
--------------------------------------------------------------------------------

> Threadneedle VP - International Opportunity Fund (the Fund) advanced 5.55% for the six months ended June 30, 2009.

> The Fund underperformed its benchmark, the Morgan Stanley Capital
  International (MSCI) EAFE Index, which advanced 8.42% during the same period.

> The Fund also underperformed its peer group, as represented by the Lipper
  International Large-Cap Core Funds Index, which rose 6.34% during the same period.

ANNUALIZED TOTAL RETURNS (for period ended June 30, 2009)
--------------------------------------------------------------------------------


                                                    6 MONTHS*    1 YEAR   3 YEARS   5 YEARS   10 YEARS
------------------------------------------------------------------------------------------------------
Threadneedle VP -- International Opportunity Fund     +5.55%    -30.76%    -7.31%    +2.74%    -1.28%
------------------------------------------------------------------------------------------------------
MSCI EAFE Index(1) (unmanaged)                        +8.42%    -30.96%    -7.51%    +2.79%    +1.59%
------------------------------------------------------------------------------------------------------
Lipper International Large-Cap Core Funds
  Index(2)                                            +6.34%    -32.90%    -8.12%    +2.01%    +1.65%
------------------------------------------------------------------------------------------------------


*   Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. Total returns shown do not reflect expenses that apply to the subaccount or the annuity or life insurance contract. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary.

The indices do not reflect the effects of expenses (excluding Lipper). It is not possible to invest directly in an index.

(1) The Morgan Stanley Capital International (MSCI) EAFE Index, an unmanaged index, is compiled from a composite of securities markets of Europe, Australasia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities. The index reflects reinvestment of all distributions and changes in market prices.

(2) The Lipper International Large-Cap Core Funds Index includes the 30 largest international large-cap core funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment.


--------------------------------------------------------------------------------
44  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------
Threadneedle VP - International Opportunity Fund

STYLE MATRIX
--------------------------------------------------------------------------------



         STYLE
VALUE    BLEND   GROWTH
           X              LARGE
                          MEDIUM   SIZE
                          SMALL



Shading within the style matrix approximates areas in which the Fund is designed to generally invest.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and may serve as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

COUNTRY DIVERSIFICATION(1) (at June 30, 2009; % of portfolio assets)
---------------------------------------------------------------------

Australia                                                               4.4%
----------------------------------------------------------------------------
Belgium                                                                 1.9%
----------------------------------------------------------------------------
Brazil                                                                  1.2%
----------------------------------------------------------------------------
Canada                                                                  1.5%
----------------------------------------------------------------------------
China                                                                   2.0%
----------------------------------------------------------------------------
France                                                                  9.7%
----------------------------------------------------------------------------
Germany                                                                 8.2%
----------------------------------------------------------------------------
Greece                                                                  0.5%
----------------------------------------------------------------------------
Hong Kong                                                               5.2%
----------------------------------------------------------------------------
Ireland                                                                 0.9%
----------------------------------------------------------------------------
Israel                                                                  0.8%
----------------------------------------------------------------------------
Japan                                                                  17.5%
----------------------------------------------------------------------------
Mexico                                                                  4.9%
----------------------------------------------------------------------------
Portugal                                                                0.6%
----------------------------------------------------------------------------
Russia                                                                  0.4%
----------------------------------------------------------------------------
Singapore                                                               1.2%
----------------------------------------------------------------------------
South Korea                                                             1.0%
----------------------------------------------------------------------------
Spain                                                                   3.4%
----------------------------------------------------------------------------
Switzerland                                                            10.0%
----------------------------------------------------------------------------
Taiwan                                                                  1.4%
----------------------------------------------------------------------------
United Kingdom                                                         21.5%
----------------------------------------------------------------------------
Other(2)                                                                1.8%
----------------------------------------------------------------------------


(1) Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan) as of June 30, 2009. The Fund's composition is subject to change.
(2) Cash & Cash Equivalents.

TOP TEN HOLDINGS (at June 30, 2009; % of portfolio assets)
---------------------------------------------------------------------

Roche Holding (Switzerland)                                             2.8%
----------------------------------------------------------------------------
Nestle (Switzerland)                                                    2.8%
----------------------------------------------------------------------------
BG Group (United Kingdom)                                               2.7%
----------------------------------------------------------------------------
Total (France)                                                          2.5%
----------------------------------------------------------------------------
British American Tobacco (United Kingdom)                               1.9%
----------------------------------------------------------------------------
Banco Santander (Spain)                                                 1.7%
----------------------------------------------------------------------------
Reckitt Benckiser Group (United Kingdom)                                1.6%
----------------------------------------------------------------------------
Koninklijke (Royal) KPN (Netherlands)                                   1.6%
----------------------------------------------------------------------------
China Overseas Land & Investment (Hong Kong)                            1.6%
----------------------------------------------------------------------------
Fresenius Medical Care & Co (Germany)                                   1.6%
----------------------------------------------------------------------------


Excludes cash & cash equivalents.
For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
              RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT  45

FUND EXPENSES EXAMPLES ---------------------------------------------------------
(UNAUDITED)

You may not buy (nor will you own) shares of the Fund directly. You invest by buying an annuity contract or life insurance policy and allocating your purchase payments to the subaccount that invests in the Fund. Your purchase price will be the next NAV calculated after your request is received in good order by the Fund or by an authorized insurance company.

As a contract/policy owner investing in the Fund, you incur ongoing costs, which may include management fees and other expenses; distribution and service (12b-1) fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds that underlie various annuity contracts and/or life insurance policies. In addition to the ongoing expense which the Fund bears directly, the Fund's shareholders indirectly bear the ongoing expense of any funds in which the Fund invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the ongoing expenses charged by acquired funds using the expense ratio of each of the acquired funds as of the acquired fund's most recent shareholder report.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the six months ended June 30, 2009.

ACTUAL EXPENSES
The first line of each table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of each table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare each 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other similar funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect expenses that apply to the subaccount or the contract. Therefore, the second line of each table is useful in comparing ongoing costs of the Fund only, and will not help you determine the relative total costs of owning different funds underlying various annuity contracts and/or life insurance policies. In addition, if the expenses that apply to the subaccount or the contract were included, your costs would have been higher.


--------------------------------------------------------------------------------
46  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


RiverSource Partners VP - Fundamental Value Fund

                                   BEGINNING         ENDING         EXPENSES
                                 ACCOUNT VALUE   ACCOUNT VALUE    PAID DURING      Annualized
                                  JAN. 1, 2009   JUNE 30, 2009   THE PERIOD(a)   expense ratio
----------------------------------------------------------------------------------------------
  Actual(b)                          $1,000        $1,053.50         $4.58            .90%
----------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,020.33         $4.51            .90%
----------------------------------------------------------------------------------------------


(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(b) Based on the actual return of +5.35% for the six months ended June 30, 2009.

RiverSource Partners VP - Select Value Fund

                                   BEGINNING         ENDING         EXPENSES
                                 ACCOUNT VALUE   ACCOUNT VALUE    PAID DURING      Annualized
                                  JAN. 1, 2009   JUNE 30, 2009   THE PERIOD(a)   expense ratio
----------------------------------------------------------------------------------------------
  Actual(b)                          $1,000        $1,064.80         $6.35           1.24%
----------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,018.65         $6.21           1.24%
----------------------------------------------------------------------------------------------


(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(b) Based on the actual return of +6.48% for the six months ended June 30, 2009.

RiverSource Partners VP - Small Cap Value Fund

                                                                                   Direct and
                                                                     DIRECT         indirect
                                   BEGINNING         ENDING         EXPENSES        expenses
                                 ACCOUNT VALUE   ACCOUNT VALUE    PAID DURING     paid during
                                  JAN. 1, 2009   JUNE 30, 2009   THE PERIOD(a)   the period(b)
----------------------------------------------------------------------------------------------
  Actual(c)                          $1,000        $1,066.60         $6.41           $6.51
----------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,018.60         $6.26           $6.36
----------------------------------------------------------------------------------------------


ANNUALIZED EXPENSE RATIOS


                                                  FUND'S ANNUALIZED   ACQUIRED FUND FEES AND
                                                    EXPENSE RATIO            EXPENSES          NET FUND EXPENSES
----------------------------------------------------------------------------------------------------------------
                                                        1.25%                  .02%                  1.27%
----------------------------------------------------------------------------------------------------------------


(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(b) Expenses are equal to the Fund's annualized expense ratio plus the acquired fund fees and expenses, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(c) Based on the actual return of +6.66% for the six months ended June 30, 2009.

RiverSource VP - Balanced Fund

                                   BEGINNING         ENDING         EXPENSES
                                 ACCOUNT VALUE   ACCOUNT VALUE    PAID DURING      Annualized
                                  JAN. 1, 2009   JUNE 30, 2009   THE PERIOD(a)   expense ratio
----------------------------------------------------------------------------------------------
  Actual(b)                          $1,000        $1,050.70         $3.56            .70%
----------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,021.32         $3.51            .70%
----------------------------------------------------------------------------------------------


(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(b) Based on the actual return of +5.07% for the six months ended June 30, 2009.


--------------------------------------------------------------------------------
              RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT  47

FUND EXPENSES EXAMPLES (continued) ---------------------------------------------


RiverSource VP - Cash Management Fund

                                   BEGINNING         ENDING         EXPENSES
                                 ACCOUNT VALUE   ACCOUNT VALUE    PAID DURING      Annualized
                                  JAN. 1, 2009   JUNE 30, 2009   THE PERIOD(a)   expense ratio
----------------------------------------------------------------------------------------------
  Actual(b)                          $1,000        $1,001.50         $2.68            .54%
----------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,022.12         $2.71            .54%
----------------------------------------------------------------------------------------------


(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(b) Based on the actual return of +0.15% for the six months ended June 30, 2009.

RiverSource VP - Diversified Bond Fund

                                   BEGINNING         ENDING         EXPENSES
                                 ACCOUNT VALUE   ACCOUNT VALUE    PAID DURING      Annualized
                                  JAN. 1, 2009   JUNE 30, 2009   THE PERIOD(a)   expense ratio
----------------------------------------------------------------------------------------------
  Actual(b)                          $1,000        $1,076.20         $3.65            .71%
----------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,021.27         $3.56            .71%
----------------------------------------------------------------------------------------------


(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(b) Based on the actual return of +7.62% for the six months ended June 30, 2009.

RiverSource VP - Diversified Equity Income Fund

                                   BEGINNING         ENDING         EXPENSES
                                 ACCOUNT VALUE   ACCOUNT VALUE    PAID DURING      Annualized
                                  JAN. 1, 2009   JUNE 30, 2009   THE PERIOD(a)   expense ratio
----------------------------------------------------------------------------------------------
  Actual(b)                          $1,000        $1,016.50         $3.55            .71%
----------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,021.27         $3.56            .71%
----------------------------------------------------------------------------------------------


(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(b) Based on the actual return of +1.65% for the six months ended June 30, 2009.

RiverSource VP - Dynamic Equity Fund

                                   BEGINNING         ENDING         EXPENSES
                                 ACCOUNT VALUE   ACCOUNT VALUE    PAID DURING      Annualized
                                  JAN. 1, 2009   JUNE 30, 2009   THE PERIOD(a)   expense ratio
----------------------------------------------------------------------------------------------
  Actual(b)                          $1,000        $1,002.70         $3.33            .67%
----------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,021.47         $3.36            .67%
----------------------------------------------------------------------------------------------


(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(b) Based on the actual return of +0.27% for the six months ended June 30, 2009.

RiverSource VP - Global Bond Fund

                                   BEGINNING         ENDING         EXPENSES
                                 ACCOUNT VALUE   ACCOUNT VALUE    PAID DURING      Annualized
                                  JAN. 1, 2009   JUNE 30, 2009   THE PERIOD(a)   expense ratio
----------------------------------------------------------------------------------------------
  Actual(b)                          $1,000        $1,048.10         $4.88            .96%
----------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,020.03         $4.81            .96%
----------------------------------------------------------------------------------------------


(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(b) Based on the actual return of +4.81% for the six months ended June 30, 2009.


--------------------------------------------------------------------------------
48  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


RiverSource VP - Global Inflation Protected Securities Fund

                                   BEGINNING         ENDING         EXPENSES
                                 ACCOUNT VALUE   ACCOUNT VALUE    PAID DURING      Annualized
                                  JAN. 1, 2009   JUNE 30, 2009   THE PERIOD(a)   expense ratio
----------------------------------------------------------------------------------------------
  Actual(b)                          $1,000        $1,027.40         $3.67            .73%
----------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,021.17         $3.66            .73%
----------------------------------------------------------------------------------------------


(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(b) Based on the actual return of +2.74% for the six months ended June 30, 2009.

RiverSource VP - High Yield Bond Fund

                                   BEGINNING         ENDING         EXPENSES
                                 ACCOUNT VALUE   ACCOUNT VALUE    PAID DURING      Annualized
                                  JAN. 1, 2009   JUNE 30, 2009   THE PERIOD(a)   expense ratio
----------------------------------------------------------------------------------------------
  Actual(b)                          $1,000        $1,306.00         $4.86            .85%
----------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,020.58         $4.26            .85%
----------------------------------------------------------------------------------------------


(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(b) Based on the actual return of +30.60% for the six months ended June 30, 2009.

RiverSource VP - Income Opportunities Fund

                                   BEGINNING         ENDING         EXPENSES
                                 ACCOUNT VALUE   ACCOUNT VALUE    PAID DURING      Annualized
                                  JAN. 1, 2009   JUNE 30, 2009   THE PERIOD(a)   expense ratio
----------------------------------------------------------------------------------------------
  Actual(b)                          $1,000        $1,242.30         $4.95            .89%
----------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,020.38         $4.46            .89%
----------------------------------------------------------------------------------------------


(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(b) Based on the actual return of +24.23% for the six months ended June 30, 2009.

RiverSource VP - Mid Cap Growth Fund

                                   BEGINNING         ENDING         EXPENSES
                                 ACCOUNT VALUE   ACCOUNT VALUE    PAID DURING      Annualized
                                  JAN. 1, 2009   JUNE 30, 2009   THE PERIOD(a)   expense ratio
----------------------------------------------------------------------------------------------
  Actual(b)                          $1,000        $1,317.40         $6.21           1.08%
----------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,019.44         $5.41           1.08%
----------------------------------------------------------------------------------------------


(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(b) Based on the actual return of +31.74% for the six months ended June 30, 2009.

RiverSource VP - Mid Cap Value Fund

                                   BEGINNING         ENDING         EXPENSES
                                 ACCOUNT VALUE   ACCOUNT VALUE    PAID DURING      Annualized
                                  JAN. 1, 2009   JUNE 30, 2009   THE PERIOD(a)   expense ratio
----------------------------------------------------------------------------------------------
  Actual(b)                          $1,000        $1,076.00         $4.22            .82%
----------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,020.73         $4.11            .82%
----------------------------------------------------------------------------------------------


(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(b) Based on the actual return of +7.60% for the six months ended June 30, 2009.


--------------------------------------------------------------------------------
              RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT  49

FUND EXPENSES EXAMPLES (continued) ---------------------------------------------


RiverSource VP - S&P 500 Index Fund

                                   BEGINNING         ENDING         EXPENSES
                                 ACCOUNT VALUE   ACCOUNT VALUE    PAID DURING      Annualized
                                  JAN. 1, 2009   JUNE 30, 2009   THE PERIOD(a)   expense ratio
----------------------------------------------------------------------------------------------
  Actual(b)                          $1,000        $1,030.60         $2.57            .51%
----------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,022.27         $2.56            .51%
----------------------------------------------------------------------------------------------


(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(b) Based on the actual return of +3.06% for the six months ended June 30, 2009.

RiverSource VP - Short Duration U.S. Government Fund

                                   BEGINNING         ENDING         EXPENSES
                                 ACCOUNT VALUE   ACCOUNT VALUE    PAID DURING      Annualized
                                  JAN. 1, 2009   JUNE 30, 2009   THE PERIOD(a)   expense ratio
----------------------------------------------------------------------------------------------
  Actual(b)                          $1,000        $1,029.00         $3.77            .75%
----------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,021.08         $3.76            .75%
----------------------------------------------------------------------------------------------


(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(b) Based on the actual return of +2.90% for the six months ended June 30, 2009.

Seligman VP - Growth Fund

                                   BEGINNING         ENDING         EXPENSES
                                 ACCOUNT VALUE   ACCOUNT VALUE    PAID DURING      Annualized
                                  JAN. 1, 2009   JUNE 30, 2009   THE PERIOD(a)   expense ratio
----------------------------------------------------------------------------------------------
  Actual(b)                          $1,000        $1,121.70         $4.05            .77%
----------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,020.98         $3.86            .77%
----------------------------------------------------------------------------------------------


(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(b) Based on the actual return of +12.17% for the six months ended June 30, 2009.

Seligman VP - Larger-Cap Value Fund

                                   BEGINNING         ENDING         EXPENSES
                                 ACCOUNT VALUE   ACCOUNT VALUE    PAID DURING      Annualized
                                  JAN. 1, 2009   JUNE 30, 2009   THE PERIOD(a)   expense ratio
----------------------------------------------------------------------------------------------
  Actual(b)                          $1,000        $1,054.90         $4.89            .96%
----------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,020.03         $4.81            .96%
----------------------------------------------------------------------------------------------


(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(b) Based on the actual return of +5.49% for the six months ended June 30, 2009.

Seligman VP - Smaller-Cap Value Fund

                                   BEGINNING         ENDING         EXPENSES
                                 ACCOUNT VALUE   ACCOUNT VALUE    PAID DURING      Annualized
                                  JAN. 1, 2009   JUNE 30, 2009   THE PERIOD(a)   expense ratio
----------------------------------------------------------------------------------------------
  Actual(b)                          $1,000        $1,106.90         $5.38           1.03%
----------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,019.69         $5.16           1.03%
----------------------------------------------------------------------------------------------


(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(b) Based on the actual return of +10.69% for the six months ended June 30, 2009.


--------------------------------------------------------------------------------
50  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


Threadneedle VP - Emerging Markets Fund

                                   BEGINNING         ENDING         EXPENSES
                                 ACCOUNT VALUE   ACCOUNT VALUE    PAID DURING      Annualized
                                  JAN. 1, 2009   JUNE 30, 2009   THE PERIOD(a)   expense ratio
----------------------------------------------------------------------------------------------
  Actual(b)                          $1,000        $1,308.60         $8.24           1.44%
----------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,017.65         $7.20           1.44%
----------------------------------------------------------------------------------------------


(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(b) Based on the actual return of +30.86% for the six months ended June 30, 2009.

Threadneedle VP - International Opportunity Fund

                                   BEGINNING         ENDING         EXPENSES
                                 ACCOUNT VALUE   ACCOUNT VALUE    PAID DURING      Annualized
                                  JAN. 1, 2009   JUNE 30, 2009   THE PERIOD(a)   expense ratio
----------------------------------------------------------------------------------------------
  Actual(b)                          $1,000        $1,055.50         $6.22           1.22%
----------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,018.74         $6.11           1.22%
----------------------------------------------------------------------------------------------


(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(b) Based on the actual return of +5.55% for the six months ended June 30, 2009.


--------------------------------------------------------------------------------
              RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT  51

PORTFOLIO OF INVESTMENTS -------------------------------------------------------
RiverSource Partners VP - Fundamental Value Fund
JUNE 30, 2009 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


COMMON STOCKS (93.9%)
ISSUER                                                 SHARES                VALUE(a)
AIR FREIGHT & LOGISTICS (0.5%)
United Parcel Service Cl B                             110,750(f)          $5,536,393
-------------------------------------------------------------------------------------

AUTOMOBILES (0.8%)
Harley-Davidson                                        523,180(f)           8,480,748
-------------------------------------------------------------------------------------

BEVERAGES (2.9%)
Coca-Cola                                               75,800              3,637,642
Diageo ADR                                             289,280(c)          16,561,280
Heineken Holding                                       328,853(c)          10,506,786
                                                                      ---------------
Total                                                                      30,705,708
-------------------------------------------------------------------------------------

CAPITAL MARKETS (4.6%)
Bank of New York Mellon                                743,540(f)          21,793,158
Goldman Sachs Group                                     43,960              6,481,462
Julius Baer Holding                                    536,980(c)          20,889,142
                                                                      ---------------
Total                                                                      49,163,762
-------------------------------------------------------------------------------------

CHEMICALS (0.8%)
Monsanto                                                77,440              5,756,889
Potash Corp of Saskatchewan                             28,036(c)           2,608,750
                                                                      ---------------
Total                                                                       8,365,639
-------------------------------------------------------------------------------------

COMMERCIAL BANKS (4.2%)
Wells Fargo & Co                                     1,825,760             44,292,938
-------------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (2.2%)
Iron Mountain                                          815,779(b)          23,453,646
-------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (0.7%)
Cisco Systems                                          372,480(b,f)         6,943,027
-------------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (1.4%)
Hewlett-Packard                                        385,300             14,891,845
-------------------------------------------------------------------------------------

CONSTRUCTION MATERIALS (0.9%)
Martin Marietta Materials                               42,960(f)           3,388,685
Vulcan Materials                                       138,140(f)           5,953,834
                                                                      ---------------
Total                                                                       9,342,519
-------------------------------------------------------------------------------------

CONSUMER FINANCE (2.7%)
American Express                                     1,237,190(f)          28,752,296
-------------------------------------------------------------------------------------

CONTAINERS & PACKAGING (2.0%)
Sealed Air                                           1,178,786             21,748,602
-------------------------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (0.6%)
H&R Block                                              397,280              6,845,134
-------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (3.5%)
JPMorgan Chase & Co                                    836,600             28,536,426
Moody's                                                344,583              9,079,762
                                                                      ---------------
Total                                                                      37,616,188
-------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.4%)
ABB ADR                                                247,720(c)           3,909,022
-------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (1.0%)
Agilent Technologies                                   528,502(b)          10,733,876
-------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (0.9%)
Transocean                                             124,225(b,c)         9,228,675
-------------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (6.4%)
Costco Wholesale                                       936,390(f)          42,793,022
CVS Caremark                                           807,418             25,732,412
                                                                      ---------------
Total                                                                      68,525,434
-------------------------------------------------------------------------------------

FOOD PRODUCTS (0.3%)
Hershey                                                 77,350              2,784,600
-------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (0.7%)
Becton Dickinson & Co                                  107,900              7,694,349
-------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (3.0%)
Cardinal Health                                        244,900              7,481,695
Express Scripts                                        187,140(b)          12,865,875
Laboratory Corp of America Holdings                     42,400(b,f)         2,874,296
UnitedHealth Group                                     361,810              9,038,014
                                                                      ---------------
Total                                                                      32,259,880
-------------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.3%)
Garmin                                                  64,855(c,f)         1,544,846
Hunter Douglas                                          49,174(c)           2,017,362
                                                                      ---------------
Total                                                                       3,562,208
-------------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (1.5%)
Procter & Gamble                                       302,210             15,442,931
-------------------------------------------------------------------------------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.2%)
AES                                                    179,400(b)           2,082,834
-------------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (0.7%)
Tyco Intl                                              303,212(c)           7,877,448
-------------------------------------------------------------------------------------

INSURANCE (11.3%)
American Intl Group                                    592,220                686,975
Berkshire Hathaway Cl B                                 18,201(b,f)        52,705,181
Hartford Financial Services Group                      217,700              2,584,099
Loews                                                  893,480             24,481,351
Markel                                                   3,247(b,f)           914,680
NIPPONKOA Insurance                                    149,600(c,f)           870,574
Principal Financial Group                               98,390              1,853,668
Progressive                                          1,506,071(b)          22,756,733
Sun Life Financial                                      59,800(c,f)         1,609,816
Transatlantic Holdings                                 278,625             12,072,821
                                                                      ---------------
Total                                                                     120,535,898
-------------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL (0.6%)
Amazon.com                                              62,760(b,f)         5,250,501
Liberty Media -- Interactive Cl A                      263,488(b,e)         1,320,075
                                                                      ---------------
Total                                                                       6,570,576
-------------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (1.5%)
Google Cl A                                             37,010(b,f)        15,603,046
-------------------------------------------------------------------------------------

IT SERVICES (0.3%)
Visa Cl A                                               43,030(f)           2,679,048
-------------------------------------------------------------------------------------

MACHINERY (0.3%)
PACCAR                                                 100,370(f)           3,263,029
-------------------------------------------------------------------------------------

MARINE (0.9%)
China Shipping Development Series H                  2,566,000(c)           3,281,738
Kuehne & Nagel Intl                                     75,157(c)           5,904,989
                                                                      ---------------
Total                                                                       9,186,727
-------------------------------------------------------------------------------------

MEDIA (5.0%)
Comcast Special Cl A                                 1,263,087(f)          17,809,527
Grupo Televisa ADR                                     602,110(c,f)        10,235,870
Liberty Entertainment Series A                         207,220(b,e)         5,543,135
News Corp Cl A                                       1,294,700             11,794,717
Walt Disney                                            334,500              7,803,885
                                                                      ---------------
Total                                                                      53,187,134
-------------------------------------------------------------------------------------

METALS & MINING (0.7%)
BHP Billiton                                           200,250(c)           4,512,815
Rio Tinto                                               71,390(c)           2,472,038
                                                                      ---------------
Total                                                                       6,984,853
-------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (15.4%)
Canadian Natural Resources                             413,800(c)          21,720,362
China Coal Energy Series H                           5,429,900(c)           6,367,592
ConocoPhillips                                         473,120             19,899,427
Devon Energy                                           565,980             30,845,910
EOG Resources                                          456,820(f)          31,027,214
Occidental Petroleum                                   772,940             50,867,181
OGX Petroleo e Gas Participacoes                         5,000(c)           2,565,714
                                                                      ---------------
Total                                                                     163,293,400
-------------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.7%)
Sino-Forest Cl A                                       682,080(b,c)         7,272,398
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
52  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

PHARMACEUTICALS (5.2%)
Johnson & Johnson                                      302,580            $17,186,544
Merck & Co                                             338,500(f)           9,464,460
Pfizer                                                 613,200              9,198,000
Schering-Plough                                        786,200             19,749,343
                                                                      ---------------
Total                                                                      55,598,347
-------------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (1.0%)
Brookfield Asset Management Cl A                       264,240(c)           4,510,577
Hang Lung Group                                      1,341,000(c)           6,275,169
                                                                      ---------------
Total                                                                      10,785,746
-------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.0%)
Texas Instruments                                      985,450             20,990,085
-------------------------------------------------------------------------------------

SOFTWARE (2.4%)
Activision Blizzard                                    450,500(b)           5,689,815
Microsoft                                              851,093             20,230,481
                                                                      ---------------
Total                                                                      25,920,296
-------------------------------------------------------------------------------------

SPECIALTY RETAIL (1.5%)
Bed Bath & Beyond                                      400,030(b,f)        12,300,923
CarMax                                                 232,100(b,f)         3,411,870
                                                                      ---------------
Total                                                                      15,712,793
-------------------------------------------------------------------------------------

TOBACCO (0.9%)
Philip Morris Intl                                     223,429              9,745,973
-------------------------------------------------------------------------------------

TRANSPORTATION INFRASTRUCTURE (1.0%)
China Merchants Holdings Intl                        3,091,543(c,f)         8,854,874
COSCO Pacific                                        1,993,760(c,f)         2,232,484
                                                                      ---------------
Total                                                                      11,087,358
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $1,183,139,263)                                                   $998,656,409
-------------------------------------------------------------------------------------



OTHER (--%)
ISSUER                                                 SHARES                VALUE(a)
METALS & MINING
Rio Tinto
 Rights                                                 37,479(b,c)          $430,337
-------------------------------------------------------------------------------------
TOTAL OTHER
(Cost: $779,460)                                                             $430,337
-------------------------------------------------------------------------------------





BONDS (0.7%)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
AUTOMOTIVE (0.6%)
Harley-Davidson
 Sr Unsecured
 02-01-14                            15.00%          $6,000,000            $6,320,382
-------------------------------------------------------------------------------------

PAPER (0.1%)
Sino-Forest Cv
 08-01-13                             5.00            1,340,000(c,d,g)      1,135,998
-------------------------------------------------------------------------------------
TOTAL BONDS
(Cost: $7,340,000)                                                         $7,456,380
-------------------------------------------------------------------------------------





MONEY MARKET FUND (6.1%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.30%              64,883,194(h)        $64,883,194
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $64,883,194)                                                       $64,883,194
-------------------------------------------------------------------------------------



INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN (9.8%)
                                                       SHARES                VALUE(a)
CASH COLLATERAL REINVESTMENT FUND
JPMorgan Prime Money Market Fund                    103,751,729          $103,751,729
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $103,751,729)                                                     $103,751,729
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $1,359,893,646)                                                 $1,175,178,049
=====================================================================================




NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At June 30, 2009, the value of foreign securities represented 15.6% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Trustees. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2009, the value of these securities amounted to $1,135,998 or 0.1% of net assets.

(e) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(f) At June 30, 2009, security was partially or fully on loan. See Note 7 to the financial statements.

(g)  Identifies issues considered to be illiquid as to their marketability (see
     Note 2 to the financial statements). The aggregate value of such securities at June 30, 2009, was $1,135,998 representing 0.1% of net assets. Information concerning such security holdings at June 30, 2009, is as follows:

                                          ACQUISITION
     SECURITY                                DATES            COST
     ----------------------------------------------------------------
     Sino-Forest
       5.00% Cv 2013                        07-17-08       $1,340,000


(h) Affiliated Money Market Fund -- See Note 9 to the financial statements. The rate shown is the seven-day current annualized yield at June 30, 2009.

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.



--------------------------------------------------------------------------------
              RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT  53

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource Partners VP - Fundamental Value Fund

FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

SFAS 157 establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. When a valuation uses multiple inputs from varying levels of the hierarchy, the hierarchy level is determined based on the lowest level input or inputs that are significant to the fair value measurement in its entirety. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described in Note 2 to the financial statements -- Valuation of securities.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.


--------------------------------------------------------------------------------
54  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

The following table is a summary of the inputs used to value the Fund's investments as of June 30, 2009:

                                                                       FAIR VALUE AT JUNE 30, 2009
                                                   -------------------------------------------------------------------
                                                        LEVEL 1            LEVEL 2
                                                     QUOTED PRICES          OTHER            LEVEL 3
                                                       IN ACTIVE         SIGNIFICANT       SIGNIFICANT
                                                      MARKETS FOR         OBSERVABLE      UNOBSERVABLE
DESCRIPTION                                        IDENTICAL ASSETS         INPUTS           INPUTS          TOTAL
----------------------------------------------------------------------------------------------------------------------
Equity Securities
  Common Stocks                                       $926,942,885(a)    $71,713,524(b)        $--        $998,656,409
  Other                                                    430,337(a)             --            --             430,337
----------------------------------------------------------------------------------------------------------------------
Total Equity Securities                                927,373,222        71,713,524            --         999,086,746
----------------------------------------------------------------------------------------------------------------------
Bonds
  Corporate Debt Securities                                     --         7,456,380            --           7,456,380
----------------------------------------------------------------------------------------------------------------------
Total Bonds                                                     --         7,456,380            --           7,456,380
----------------------------------------------------------------------------------------------------------------------
Other
  Affiliated Money Market Fund                          64,883,194(c)             --            --          64,883,194
  Investments of Cash Collateral Received for
    Securities on Loan                                 103,751,729                --            --         103,751,729
----------------------------------------------------------------------------------------------------------------------
Total Other                                            168,634,923                --            --         168,634,923
----------------------------------------------------------------------------------------------------------------------
Total                                               $1,096,008,145       $79,169,904           $--      $1,175,178,049
----------------------------------------------------------------------------------------------------------------------



(a) All industry classifications are identified in the Portfolio of Investments.
(b) Indicates certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading. Therefore, these investment securities were classified as Level 2 instead of Level 1. All industry classifications are identified in the Portfolio of Investments.
(c) Money market fund that is a sweep investment for cash balances in the Fund at June 30, 2009.



HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.


--------------------------------------------------------------------------------
              RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT  55

PORTFOLIO OF INVESTMENTS -------------------------------------------------------
RiverSource Partners VP - Select Value Fund
JUNE 30, 2009 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


COMMON STOCKS (99.9%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (1.0%)
TransDigm Group                                         3,119(b)             $112,908
-------------------------------------------------------------------------------------

AUTO COMPONENTS (1.6%)
BorgWarner                                              5,500                 187,825
-------------------------------------------------------------------------------------

BEVERAGES (1.7%)
Coca-Cola Enterprises                                   2,000                  33,300
Dr Pepper Snapple Group                                 4,400(b)               93,236
Molson Coors Brewing Cl B                               1,750                  74,078
                                                                      ---------------
Total                                                                         200,614
-------------------------------------------------------------------------------------

CAPITAL MARKETS (3.0%)
Invesco                                                 7,630                 135,967
State Street                                            2,900                 136,880
Stifel Financial                                        1,700(b)               81,753
                                                                      ---------------
Total                                                                         354,600
-------------------------------------------------------------------------------------

CHEMICALS (2.7%)
Celanese Series A                                       5,500                 130,625
Intl Flavors & Fragrances                               5,525                 180,778
                                                                      ---------------
Total                                                                         311,403
-------------------------------------------------------------------------------------

COMMERCIAL BANKS (2.0%)
Bank of Hawaii                                          4,400                 157,652
Prosperity Bancshares                                   2,700                  80,541
                                                                      ---------------
Total                                                                         238,193
-------------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (2.9%)
RR Donnelley & Sons                                    18,425                 214,099
Steelcase Cl A                                         21,550                 125,421
                                                                      ---------------
Total                                                                         339,520
-------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (1.5%)
Comtech Telecommunications                              3,800(b)              121,144
Tellabs                                                 9,700(b)               55,581
                                                                      ---------------
Total                                                                         176,725
-------------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (1.1%)
Teradata                                                2,600(b)               60,918
Western Digital                                         2,400(b)               63,600
                                                                      ---------------
Total                                                                         124,518
-------------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.8%)
Fluor                                                   1,800                  92,322
-------------------------------------------------------------------------------------

CONTAINERS & PACKAGING (3.9%)
AptarGroup                                              2,750                  92,868
Crown Holdings                                          2,300(b)               55,522
Sonoco Products                                         9,600                 229,919
Temple-Inland                                           6,100                  80,032
                                                                      ---------------
Total                                                                         458,341
-------------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (2.0%)
NTELOS Holdings                                         9,400                 173,148
Qwest Communications Intl                              14,600                  60,590
                                                                      ---------------
Total                                                                         233,738
-------------------------------------------------------------------------------------

ELECTRIC UTILITIES (3.6%)
Hawaiian Electric Inds                                  2,400                  45,744
Northeast Utilities                                     4,600                 102,626
NV Energy                                               7,000                  75,530
Pinnacle West Capital                                   6,450                 194,468
                                                                      ---------------
Total                                                                         418,368
-------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (2.1%)
Cooper Inds Cl A                                        3,100                  96,255
General Cable                                           3,950(b)              148,441
                                                                      ---------------
Total                                                                         244,696
-------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (2.6%)
Noble                                                  10,117                 306,039
-------------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (1.5%)
Kroger                                                  3,300                  72,765
Ruddick                                                 4,450                 104,264
                                                                      ---------------
Total                                                                         177,029
-------------------------------------------------------------------------------------

FOOD PRODUCTS (2.0%)
Dean Foods                                              2,700(b)               51,813
Sara Lee                                               18,650                 182,024
                                                                      ---------------
Total                                                                         233,837
-------------------------------------------------------------------------------------

GAS UTILITIES (1.8%)
Energen                                                 3,050                 121,695
Questar                                                 2,950                  91,627
                                                                      ---------------
Total                                                                         213,322
-------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (1.0%)
Beckman Coulter                                         2,079                 118,794
-------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (3.9%)
CIGNA                                                  11,160                 268,843
Health Management Associates Cl A                       8,900(b)               43,966
Omnicare                                                5,200                 133,952
                                                                      ---------------
Total                                                                         446,761
-------------------------------------------------------------------------------------

HEALTH CARE TECHNOLOGY (0.9%)
IMS Health                                              8,550                 108,585
-------------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (1.8%)
Darden Restaurants                                      4,250                 140,165
Royal Caribbean Cruises                                 2,600                  35,204
Wyndham Worldwide                                       3,250                  39,390
                                                                      ---------------
Total                                                                         214,759
-------------------------------------------------------------------------------------

HOUSEHOLD DURABLES (1.0%)
Fortune Brands                                          1,100                  38,214
Snap-On                                                 2,900                  83,346
                                                                      ---------------
Total                                                                         121,560
-------------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (0.4%)
Clorox                                                    800                  44,664
-------------------------------------------------------------------------------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (1.5%)
AES                                                    10,600(b)              123,066
NRG Energy                                              2,200(b)               57,112
                                                                      ---------------
Total                                                                         180,178
-------------------------------------------------------------------------------------

INSURANCE (10.7%)
Alleghany                                                 373(b)              101,083
Allstate                                                8,850                 215,940
Arch Capital Group                                      2,450(b,c)            143,521
Endurance Specialty Holdings                            4,100(c)              120,130
HCC Insurance Holdings                                  7,000                 168,070
Lincoln Natl                                           14,567                 250,697
Prudential Financial                                    2,825                 105,147
Unum Group                                              8,300                 131,638
                                                                      ---------------
Total                                                                       1,236,226
-------------------------------------------------------------------------------------

IT SERVICES (2.3%)
Computer Sciences                                       6,025(b)              266,908
-------------------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (1.3%)
Life Technologies                                       3,500(b)              146,020
-------------------------------------------------------------------------------------

MACHINERY (1.9%)
Dover                                                   5,075                 167,932
SPX                                                     1,200                  58,764
                                                                      ---------------
Total                                                                         226,696
-------------------------------------------------------------------------------------

MARINE (0.4%)
Kirby                                                   1,600(b)               50,864
-------------------------------------------------------------------------------------

MEDIA (1.4%)
McGraw-Hill Companies                                   2,750                  82,803
Shaw Communications Cl B                                4,750(c)               80,085
                                                                      ---------------
Total                                                                         162,888
-------------------------------------------------------------------------------------

METALS & MINING (2.1%)
Freeport-McMoRan Copper & Gold                          2,050                 102,726
Thompson Creek Metals                                  10,200(b,c)            104,244
Walter Energy                                           1,100                  39,864
                                                                      ---------------
Total                                                                         246,834
-------------------------------------------------------------------------------------

MULTILINE RETAIL (1.4%)
Family Dollar Stores                                    1,550                  43,865
Kohl's                                                  2,900(b)              123,975
                                                                      ---------------
Total                                                                         167,840
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
56  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

MULTI-UTILITIES (4.8%)
CMS Energy                                             11,100                $134,088
PG&E                                                    4,825                 185,472
SCANA                                                   4,241                 137,705
Xcel Energy                                             4,800                  88,368
                                                                      ---------------
Total                                                                         545,633
-------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (3.3%)
Bill Barrett                                            3,100(b)               85,126
El Paso                                                 5,100                  47,073
Newfield Exploration                                    1,500(b)               49,005
Noble Energy                                              700                  41,279
Spectra Energy                                          5,200                  87,984
Whiting Petroleum                                       2,100(b)               73,836
                                                                      ---------------
Total                                                                         384,303
-------------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (7.4%)
Boston Properties                                         650                  31,005
Digital Realty Trust                                    3,200                 114,720
Duke Realty                                            29,941                 262,582
Health Care REIT                                        3,200                 109,120
Natl Retail Properties                                  2,450                  42,508
Simon Property Group                                    5,685                 292,379
                                                                      ---------------
Total                                                                         852,314
-------------------------------------------------------------------------------------

ROAD & RAIL (1.8%)
Kansas City Southern                                    2,200(b)               35,442
Werner Enterprises                                      9,750                 176,670
                                                                      ---------------
Total                                                                         212,112
-------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (3.0%)
Analog Devices                                          1,500                  37,170
Marvell Technology Group                                6,700(b,c)             77,988
Microchip Technology                                    7,800                 175,890
Semtech                                                 1,800(b)               28,638
Skyworks Solutions                                      3,100(b)               30,318
                                                                      ---------------
Total                                                                         350,004
-------------------------------------------------------------------------------------

SOFTWARE (2.4%)
Check Point Software Technologies                       1,400(b,c)             32,858
Informatica                                             3,600(b)               61,884
Solera Holdings                                         3,000(b)               76,200
Sybase                                                  2,400(b)               75,216
Synopsys                                                1,600(b)               31,216
                                                                      ---------------
Total                                                                         277,374
-------------------------------------------------------------------------------------

SPECIALTY RETAIL (1.5%)
AutoNation                                              1,700(b)               29,495
Best Buy                                                2,550                  85,400
Foot Locker                                             5,400                  56,538
                                                                      ---------------
Total                                                                         171,433
-------------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (2.3%)
VF                                                      2,575                 142,526
Warnaco Group                                           3,700(b)              119,880
                                                                      ---------------
Total                                                                         262,406
-------------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (2.0%)
First Niagara Financial Group                           9,000                 102,780
Hudson City Bancorp                                     9,700                 128,913
                                                                      ---------------
Total                                                                         231,693
-------------------------------------------------------------------------------------

TOBACCO (0.5%)
Lorillard                                                 800                  54,216
-------------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (1.1%)
United Rentals                                         19,104(b)              123,985
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $12,409,521)                                                       $11,629,048
-------------------------------------------------------------------------------------



MONEY MARKET FUND (1.6%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.30%               191,497(d)             $191,497
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $191,497)                                                             $191,497
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $12,601,018)                                                       $11,820,545
=====================================================================================




NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At June 30, 2009, the value of foreign securities represented 4.8% of net assets.

(d) Affiliated Money Market Fund -- See Note 9 to the financial statements. The rate shown is the seven-day current annualized yield at June 30, 2009.

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.



--------------------------------------------------------------------------------
              RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT  57

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource Partners VP - Select Value Fund

FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

SFAS 157 establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. When a valuation uses multiple inputs from varying levels of the hierarchy, the hierarchy level is determined based on the lowest level input or inputs that are significant to the fair value measurement in its entirety. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described in Note 2 to the financial statements -- Valuation of securities.


Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.


--------------------------------------------------------------------------------
58  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

The following table is a summary of the inputs used to value the Fund's investments as of June 30, 2009:

                                                                      FAIR VALUE AT JUNE 30, 2009
                                                       --------------------------------------------------------
                                                            LEVEL 1        LEVEL 2
                                                         QUOTED PRICES      OTHER        LEVEL 3
                                                           IN ACTIVE     SIGNIFICANT   SIGNIFICANT
                                                          MARKETS FOR     OBSERVABLE  UNOBSERVABLE
DESCRIPTION                                            IDENTICAL ASSETS     INPUTS       INPUTS        TOTAL
---------------------------------------------------------------------------------------------------------------
Equity Securities
  Common Stocks                                           $11,629,048(a)     $--           $--      $11,629,048
---------------------------------------------------------------------------------------------------------------
Total Equity Securities                                    11,629,048         --            --       11,629,048
---------------------------------------------------------------------------------------------------------------
Other
  Affiliated Money Market Fund                                191,497(b)      --            --          191,497
---------------------------------------------------------------------------------------------------------------
Total Other                                                   191,497         --            --          191,497
---------------------------------------------------------------------------------------------------------------
Total                                                     $11,820,545        $--           $--      $11,820,545
---------------------------------------------------------------------------------------------------------------



(a) All industry classifications are identified in the Portfolio of Investments.
(b) Money market fund that is a sweep investment for cash balances in the Fund at June 30, 2009.



HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.


--------------------------------------------------------------------------------
              RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT  59

PORTFOLIO OF INVESTMENTS -------------------------------------------------------
RiverSource Partners VP - Small Cap Value Fund
JUNE 30, 2009 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


COMMON STOCKS (88.4%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (0.8%)
AAR                                                      95,520(b,d)       $1,533,096
BE Aerospace                                            115,870(b,d)        1,663,893
Cubic                                                    35,580             1,273,408
Moog Cl A                                                37,230(b)            960,906
Triumph Group                                            69,170             2,766,801
                                                                      ---------------
Total                                                                       8,198,104
-------------------------------------------------------------------------------------

AIRLINES (0.4%)
Air France-KLM ADR                                      147,650(c)          1,886,229
Copa Holdings Cl A                                       43,500(c,d)        1,775,670
                                                                      ---------------
Total                                                                       3,661,899
-------------------------------------------------------------------------------------

AUTO COMPONENTS (2.2%)
American Axle & Mfg Holdings                            928,100(d)          3,192,664
Autoliv                                                  63,100(c,d)        1,815,387
Cooper Tire & Rubber                                    520,000(d)          5,158,400
Dana Holding                                            918,074(b)          1,175,135
Exide Technologies                                      156,080(b,d)          582,178
Gentex                                                  620,200(d)          7,194,320
Superior Inds Intl                                      188,800             2,662,080
TRW Automotive Holdings                                  59,150(b)            668,395
                                                                      ---------------
Total                                                                      22,448,559
-------------------------------------------------------------------------------------

BEVERAGES (0.6%)
Coca-Cola Bottling Company Consolidated                  65,462(d)          3,608,920
Natl Beverage                                           213,616(b,d)        2,275,010
                                                                      ---------------
Total                                                                       5,883,930
-------------------------------------------------------------------------------------

BIOTECHNOLOGY (0.2%)
Martek Biosciences                                      119,840(d)          2,534,616
-------------------------------------------------------------------------------------

BUILDING PRODUCTS (0.6%)
Simpson Mfg                                             232,900(d)          5,035,298
Universal Forest Products                                35,780(d)          1,183,960
                                                                      ---------------
Total                                                                       6,219,258
-------------------------------------------------------------------------------------

CAPITAL MARKETS (1.8)
Evercore Partners Cl A                                   71,320(d)          1,400,725
GFI Group                                               162,730             1,096,800
Investment Technology Group                              51,500(b)          1,050,085
KBW                                                      48,080(b,d)        1,382,781
Knight Capital Group Cl A                                68,250(b)          1,163,663
Legg Mason                                              248,300(d)          6,053,553
Oppenheimer Holdings Cl A                               108,612(c,d)        2,299,316
Stifel Financial                                         28,830(b,d)        1,386,435
SWS Group                                               138,095             1,929,187
TradeStation Group                                      102,210(b)            864,697
                                                                      ---------------
Total                                                                      18,627,242
-------------------------------------------------------------------------------------

CHEMICALS (1.1%)
Arch Chemicals                                           48,270(d)          1,186,959
HB Fuller                                                78,640             1,476,073
Koppers Holdings                                         44,530             1,174,256
Minerals Technologies                                    35,230             1,268,985
NewMarket                                                23,510             1,582,928
OM Group                                                 46,350(b,d)        1,345,077
PolyOne                                               1,332,500(b)          3,611,075
                                                                      ---------------
Total                                                                      11,645,353
-------------------------------------------------------------------------------------

COMMERCIAL BANKS (3.5%)
BancorpSouth                                            126,000(d)          2,586,780
Bank of Hawaii                                           50,360(d)          1,804,399
Bank of the Ozarks                                       51,530(d)          1,114,594
Central Pacific Financial                               111,700(d)            418,875
Community Bank System                                   176,670(d)          2,572,315
First Citizens BancShares Cl A                           18,745             2,505,269
First Financial                                          21,370(d)            674,865
First Financial Bankshares                               28,881(d)          1,454,447
FirstMerit                                               55,567(d)            943,528
Glacier Bancorp                                          52,700(d)            778,379
Home BancShares                                          26,690               508,178
Independent Bank MA                                      99,320(d)          1,956,604
NBT Bancorp                                              56,790(d)          1,232,911
PacWest Bancorp                                         168,500             2,217,460
Park Natl                                                18,535(d)          1,046,857
Prosperity Bancshares                                    44,930(d)          1,340,262
S.Y. Bancorp                                             25,150(d)            607,876
SCBT Financial                                           26,690               632,286
Signature Bank                                           25,500(b,d)          691,560
Trustmark                                                52,020             1,005,026
UMB Financial                                            87,510(d)          3,326,255
Westamerica Bancorporation                               85,800(d)          4,256,537
Whitney Holding                                         104,425               956,533
Wintrust Financial                                      122,700(d)          1,973,016
                                                                      ---------------
Total                                                                      36,604,812
-------------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (3.2%)
Brink's                                                 270,807             7,861,526
Comfort Systems USA                                     395,218(d)          4,050,985
Copart                                                   60,910(b,d)        2,111,750
EnergySolutions                                         265,200             2,439,840
Ennis                                                   336,500             4,192,790
GEO Group                                               218,260(b,d)        4,055,271
Knoll                                                   239,500(d)          1,815,410
McGrath RentCorp                                         51,335(d)            978,445
Mine Safety Appliances                                   45,670(d)          1,100,647
Sykes Enterprises                                        74,160(b)          1,341,554
Viad                                                    115,018             1,980,610
WCA Waste                                               373,138(b)          1,410,462
                                                                      ---------------
Total                                                                      33,339,290
-------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (2.5%)
3Com                                                  1,131,000(b)          5,327,009
ADTRAN                                                  276,550(d)          5,937,528
ARRIS Group                                             143,700(b,d)        1,747,392
Bel Fuse Cl B                                            83,421             1,338,073
Black Box                                                37,280             1,247,762
Blue Coat Systems                                        95,470(b)          1,579,074
Ituran Location and Control                             227,214(c)          1,874,516
NETGEAR                                                  88,640(b)          1,277,302
Sycamore Networks                                       864,000(b,d)        2,704,320
Tekelec                                                  88,520(b,d)        1,489,792
UTStarcom                                               885,300(b,d)        1,443,039
                                                                      ---------------
Total                                                                      25,965,807
-------------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (0.5%)
Diebold                                                 205,300(d)          5,411,708
Hutchinson Technology                                    47,920(b,d)           93,444
                                                                      ---------------
Total                                                                       5,505,152
-------------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (1.7%)
Chicago Bridge & Iron                                   210,000(c)          2,604,000
Dycom Inds                                              118,650(b)          1,313,456
Insituform Technologies Cl A                            371,800(b,d)        6,309,445
Layne Christensen                                        50,110(b)          1,024,750
MasTec                                                  128,569(b,d)        1,506,829
Pike Electric                                           281,120(b,d)        3,387,495
Sterling Construction                                    81,710(b,d)        1,246,895
                                                                      ---------------
Total                                                                      17,392,870
-------------------------------------------------------------------------------------

CONSUMER FINANCE (0.3%)
Cash America Intl                                       141,426             3,307,954
-------------------------------------------------------------------------------------

CONTAINERS & PACKAGING (1.3%)
AptarGroup                                              284,895(d)          9,620,904
Temple-Inland                                           281,800(d)          3,697,216
                                                                      ---------------
Total                                                                      13,318,120
-------------------------------------------------------------------------------------

DISTRIBUTORS (--%)
Audiovox Cl A                                            40,000(b,d)          234,400
-------------------------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (2.0%)
Brink's Home Security Holdings                          227,317(b,d)        6,435,344
Hillenbrand                                             152,750             2,541,760
Lincoln Educational Services                             74,800(b,d)        1,565,564
Mac-Gray                                                437,430(b)          5,791,573
Regis                                                    79,800             1,389,318
Sotheby's                                               155,470(d)          2,193,682
Steiner Leisure                                          24,820(b,c,d)        757,755
                                                                      ---------------
Total                                                                      20,674,996
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
60  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

DIVERSIFIED FINANCIAL SERVICES (0.4%)
Medallion Financial                                     405,458(d)         $3,101,754
PICO Holdings                                            31,020(b)            890,274
                                                                      ---------------
Total                                                                       3,992,028
-------------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (0.1%)
Premiere Global Services                                121,420(b)          1,316,193
-------------------------------------------------------------------------------------

ELECTRIC UTILITIES (3.5%)
Allete                                                   56,551(d)          1,625,841
Cleco                                                    40,460(d)            907,113
El Paso Electric                                         88,850(b)          1,240,346
Empire District Electric                                 86,214(d)          1,424,255
Idacorp                                                 261,330(d)          6,831,166
NV Energy                                               750,000(d)          8,092,500
Pinnacle West Capital                                   259,000             7,808,850
Portland General Electric                               225,320(d)          4,389,234
UIL Holdings                                            155,562             3,492,367
                                                                      ---------------
Total                                                                      35,811,672
-------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (1.5%)
Belden                                                  313,600             5,237,120
Brady Cl A                                               51,180(d)          1,285,642
Chase                                                    26,410               314,279
EnerSys                                                  67,660(b)          1,230,735
Regal-Beloit                                            185,500(d)          7,368,060
                                                                      ---------------
Total                                                                      15,435,836
-------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (5.5%)
Celestica                                             2,054,600(b,c)       14,012,372
Cognex                                                  193,440(d)          2,733,307
Electro Rent                                            207,880(d)          1,972,781
Ingram Micro Cl A                                       214,039(b)          3,745,683
Littelfuse                                              330,400(b,d)        6,594,784
Mercury Computer Systems                                344,000(b)          3,182,000
Park Electrochemical                                    168,250(d)          3,622,423
Plexus                                                  365,900(b)          7,486,314
Rofin-Sinar Technologies                                 46,970(b,d)          939,870
ScanSource                                               42,200(b,d)        1,034,744
Vishay Intertechnology                                1,657,600(b)         11,255,104
                                                                      ---------------
Total                                                                      56,579,382
-------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (1.0%)
Bristow Group                                            95,530(b,d)        2,830,555
Cal Dive Intl                                           214,407(b)          1,850,332
Global Inds                                             131,160(b)            742,366
Helix Energy Solutions Group                            104,320(b)          1,133,958
SEACOR Holdings                                          14,860(b)          1,118,066
TETRA Technologies                                      132,070(b)          1,051,277
Tidewater                                                34,300(d)          1,470,441
                                                                      ---------------
Total                                                                      10,196,995
-------------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (2.6%)
Casey's General Stores                                  516,510(d)         13,269,142
Ruddick                                                 264,923(d)          6,207,146
United Natural Foods                                     50,660(b,d)        1,329,825
Village Super Market Cl A                               201,940             6,007,715
                                                                      ---------------
Total                                                                      26,813,828
-------------------------------------------------------------------------------------

FOOD PRODUCTS (2.5%)
American Dairy                                          156,852(b,d)        6,220,750
Cal-Maine Foods                                          24,660(d)            615,514
Chiquita Brands Intl                                    118,560(b,d)        1,216,426
Hain Celestial Group                                     41,930(b,d)          654,527
HQ Sustainable Maritime Inds                            183,973(b)          1,683,353
Industrias Bachoco ADR                                  249,228(c,d)        5,308,556
J&J Snack Foods                                          72,583             2,605,730
Lancaster Colony                                         83,956(d)          3,699,941
TreeHouse Foods                                          22,940(b,d)          659,984
Zapata                                                  433,510(b)          2,952,203
                                                                      ---------------
Total                                                                      25,616,984
-------------------------------------------------------------------------------------

GAS UTILITIES (1.0%)
Northwest Natural Gas                                    82,300             3,647,536
South Jersey Inds                                       146,440(d)          5,109,292
Southwest Gas                                            49,190             1,092,510
Suburban Propane Partners LP                             19,760               833,279
                                                                      ---------------
Total                                                                      10,682,617
-------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (1.7%)
Analogic                                                 25,350               936,683
Conmed                                                   67,610(b,d)        1,049,307
Cooper Companies                                         96,700(d)          2,391,391
Invacare                                                 67,520(d)          1,191,728
Meridian Bioscience                                     154,200(d)          3,481,836
STERIS                                                  251,780(d)          6,566,422
West Pharmaceutical Services                             46,630(d)          1,625,056
                                                                      ---------------
Total                                                                      17,242,423
-------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (1.8%)
Air Methods                                              39,400(b,d)        1,077,984
Chemed                                                   22,310               880,799
Chindex Intl                                            189,450(b,d)        2,343,497
Gentiva Health Services                                  46,340(b,d)          762,756
Health Net                                               51,540(b,d)          801,447
MEDNAX                                                   43,160(b,d)        1,818,331
Owens & Minor                                           134,300(d)          5,885,025
ResCare                                                 210,930(b,d)        3,016,299
Sun Healthcare Group                                     86,980(b)            734,111
Universal American Financial                            124,680(b)          1,087,210
                                                                      ---------------
Total                                                                      18,407,459
-------------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (3.9%)
Ameristar Casinos                                       417,300(d)          7,941,219
Bally Technologies                                       55,500(b,d)        1,660,560
Bob Evans Farms                                         205,850             5,916,129
CKE Restaurants                                         205,600             1,743,488
Cracker Barrel Old Country Store                        150,023(d)          4,185,642
Frisch's Restaurants                                    104,865             3,097,712
Intl Speedway Cl A                                       54,160             1,387,038
Lodgian                                                 228,774(b,d)          297,406
Nathan's Famous                                          62,932(b)            843,289
Papa John's Intl                                        125,869(b,d)        3,120,293
Royal Caribbean Cruises                                 770,684(d)         10,435,060
                                                                      ---------------
Total                                                                      40,627,836
-------------------------------------------------------------------------------------

HOUSEHOLD DURABLES (1.1%)
Jarden                                                   16,440(b)            308,250
Lennar Cl A                                             101,280               981,403
Tupperware Brands                                       145,550(d)          3,787,211
Whirlpool                                               143,700(d)          6,115,872
                                                                      ---------------
Total                                                                      11,192,736
-------------------------------------------------------------------------------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.5%)
RRI Energy                                              940,700(b)          4,712,907
-------------------------------------------------------------------------------------

INSURANCE (7.2%)
American Equity Investment Life Holding                 466,300(d)          2,601,954
American Natl Insurance                                  56,426(d)          4,264,677
American Physicians Capital                              19,740(d)            773,018
AmTrust Financial Services                              101,885             1,161,489
Argo Group Intl Holdings                                 32,670(b,c)          921,947
Assured Guaranty                                        298,900(c,d)        3,700,382
Conseco                                                 216,630(b)            513,413
Delphi Financial Group Cl A                              72,990             1,418,196
eHealth                                                  55,630(b,d)          982,426
Endurance Specialty Holdings                             66,300(c)          1,942,590
Erie Indemnity Cl A                                      73,160(d)          2,616,202
Hilltop Holdings                                        252,640(b,d)        2,998,837
Infinity Property & Casualty                             26,610               970,201
IPC Holdings                                            479,157(c)         13,100,152
Max Capital Group                                       298,998(c)          5,519,503
Navigators Group                                         99,836(b)          4,435,713
Platinum Underwriters Holdings                          292,500(c,d)        8,362,575
Safety Insurance Group                                   85,840             2,623,270
Selective Insurance Group                                97,380             1,243,543
StanCorp Financial Group                                 80,100             2,297,268
Stewart Information Services                            228,100(d)          3,250,425
Torchmark                                               158,800(d)          5,881,952
Tower Group                                              38,967(d)            965,602
White Mountains Insurance Group                           6,650             1,522,252
Zenith Natl Insurance                                    41,370               899,384
                                                                      ---------------
Total                                                                      74,966,971
-------------------------------------------------------------------------------------


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
              RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT  61

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource Partners VP - Small Cap Value Fund


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

INTERNET & CATALOG RETAIL (0.2%)
PetMed Express                                          158,315(b,d)       $2,379,474
-------------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (0.2%)
j2 Global Communications                                 56,280(b)          1,269,677
ValueClick                                              107,340(b)          1,129,217
                                                                      ---------------
Total                                                                       2,398,894
-------------------------------------------------------------------------------------

IT SERVICES (1.3%)
Acxiom                                                  139,600             1,232,668
Cass Information Systems                                 68,894             2,255,590
Computer Services                                        30,720             1,031,424
MAXIMUS                                                 187,490             7,733,962
Syntel                                                   25,860(d)            813,038
                                                                      ---------------
Total                                                                      13,066,682
-------------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (0.4%)
Brunswick                                               435,200(d)          1,880,064
Callaway Golf                                           130,860(d)            663,460
Head                                                    139,000(b,c)           63,940
JAKKS Pacific                                           141,440(b)          1,814,675
                                                                      ---------------
Total                                                                       4,422,139
-------------------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (0.1%)
Varian                                                   22,520(b,d)          887,964
-------------------------------------------------------------------------------------

MACHINERY (3.3%)
Albany Intl Cl A                                        102,180(d)          1,162,808
Altra Holdings                                           95,040(b)            711,850
Flowserve                                                68,900             4,809,909
Harsco                                                  168,200             4,760,060
Kaydon                                                   75,400(d)          2,455,024
Lincoln Electric Holdings                                35,370(d)          1,274,735
Mueller Inds                                             61,730             1,283,984
Oshkosh                                                 686,100             9,975,894
Sun Hydraulics                                           49,830(d)            805,751
Terex                                                   368,400(b)          4,446,588
Toro                                                     74,850(d)          2,238,015
                                                                      ---------------
Total                                                                      33,924,618
-------------------------------------------------------------------------------------

MARINE (0.1%)
Excel Maritime Carriers                                 105,530(c,d)          710,217
-------------------------------------------------------------------------------------

MEDIA (0.7%)
CKx                                                     232,470(b)          1,648,212
Valassis Communications                                 858,200(b,d)        5,243,602
                                                                      ---------------
Total                                                                       6,891,814
-------------------------------------------------------------------------------------

METALS & MINING (1.2%)
AMCOL Intl                                               53,020(d)          1,144,172
Coeur d'Alene Mines                                      41,850(b)            514,755
Compass Minerals Intl                                    21,590(d)          1,185,507
Schnitzer Steel Inds Cl A                                43,500             2,299,410
Stillwater Mining                                       744,742(b,d)        4,252,476
Worthington Inds                                        213,510             2,730,793
                                                                      ---------------
Total                                                                      12,127,113
-------------------------------------------------------------------------------------

MULTILINE RETAIL (1.3%)
99 Cents Only Stores                                     86,300(b,d)        1,171,954
Big Lots                                                 88,100(b,d)        1,852,743
Dillard's Cl A                                          193,700(d)          1,782,040
Dollar Tree                                              77,715(b)          3,271,802
Fred's Cl A                                             397,020(d)          5,002,452
                                                                      ---------------
Total                                                                      13,080,991
-------------------------------------------------------------------------------------

MULTI-UTILITIES (1.5%)
Avista                                                  375,200(d)          6,682,312
NorthWestern                                             70,190             1,597,524
PNM Resources                                           706,250(d)          7,563,938
                                                                      ---------------
Total                                                                      15,843,774
-------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (3.5%)
Berry Petroleum Cl A                                     58,530(d)          1,088,073
Eastern American Natural Gas                             48,200(d)          1,156,800
Encore Acquisition                                      200,310(b,d)        6,179,563
Evolution Petroleum                                     571,353(b,d)        1,485,518
EXCO Resources                                          456,100(b)          5,892,812
Frontier Oil                                            100,950(d)          1,323,455
Holly                                                   137,000(d)          2,463,260
James River Coal                                         41,770(b)            631,980
Overseas Shipholding Group                               39,240(d)          1,335,730
Penn Virginia                                            52,930               866,464
Regency Energy Partners LP                               82,060             1,194,794
Rosetta Resources                                       182,080(b,d)        1,593,200
St. Mary Land & Exploration                              48,300             1,008,021
Stone Energy                                            224,500(b)          1,665,790
USEC                                                  1,298,360(b,d)        6,907,274
World Fuel Services                                      24,370(d)          1,004,775
                                                                      ---------------
Total                                                                      35,797,509
-------------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (1.2%)
Domtar                                                  335,500(b,c)        5,562,590
Glatfelter                                              401,990             3,577,711
Louisiana-Pacific                                       971,550(b,d)        3,322,701
                                                                      ---------------
Total                                                                      12,463,002
-------------------------------------------------------------------------------------

PERSONAL PRODUCTS (0.1%)
Bare Escentuals                                          55,320(b)            490,688
Nu Skin Enterprises Cl A                                 62,835               961,376
                                                                      ---------------
Total                                                                       1,452,064
-------------------------------------------------------------------------------------

PHARMACEUTICALS (0.2%)
Biovail                                                 165,500(c,d)        2,225,975
-------------------------------------------------------------------------------------

PROFESSIONAL SERVICES (1.7%)
Administaff                                             186,700(d)          4,344,509
CBIZ                                                    116,280(b,d)          827,914
CDI                                                     211,100             2,353,765
Korn/Ferry Intl                                         649,379(b,d)        6,909,392
TrueBlue                                                225,614(b)          1,895,158
Volt Information Sciences                               145,240(b)            910,655
                                                                      ---------------
Total                                                                      17,241,393
-------------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (2.9%)
American Campus Communities                             113,300(d)          2,512,994
Anworth Mtge Asset                                      170,370             1,228,368
BioMed Realty Trust                                     110,790(d)          1,133,382
BRE Properties Cl A                                      44,180(d)          1,049,717
DCT Industrial Trust                                    104,540(d)            426,523
DiamondRock Hospitality                                 416,300(d)          2,606,038
Douglas Emmett                                           60,740(d)            546,053
Entertainment Properties Trust                           43,470(d)            895,482
Equity Lifestyle Properties                              72,030             2,678,074
Franklin Street Properties                               87,040(d)          1,153,280
Gyrodyne Company of America                              23,367(b)            981,648
Highwoods Properties                                     32,600               729,262
Home Properties                                          35,490             1,210,209
Hospitality Properties Trust                             87,430(d)          1,039,543
Investors Real Estate Trust                              62,319(d)            554,016
Mack-Cali Realty                                         64,900             1,479,720
MFA Financial                                           636,000             4,401,119
Natl Retail Properties                                   70,770             1,227,860
Omega Healthcare Investors                               75,270(d)          1,168,190
Parkway Properties                                      109,700(d)          1,426,100
Tanger Factory Outlet Centers                            36,490             1,183,371
                                                                      ---------------
Total                                                                      29,630,949
-------------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.4%)
FirstService                                            116,370(b,c)        1,376,657
MI Developments Cl A                                    420,000(c)          3,187,800
                                                                      ---------------
Total                                                                       4,564,457
-------------------------------------------------------------------------------------

ROAD & RAIL (0.5%)
Amerco                                                   78,270(b)          2,907,731
Arkansas Best                                            79,800(d)          2,102,730
                                                                      ---------------
Total                                                                       5,010,461
-------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.7%)
Axcelis Technologies                                    625,000(b)            287,500
Brooks Automation                                     1,036,800(b)          4,644,864
Cabot Microelectronics                                   34,200(b,d)          967,518
Cohu                                                    189,812(d)          1,704,512
Cypress Semiconductor                                    78,130(b)            718,796
Fairchild Semiconductor Intl                            216,410(b,d)        1,512,706
FEI                                                      57,230(b,d)        1,310,567
Integrated Silicon Solution                             109,204(b)            289,391
Micron Technology                                     2,203,200(b)         11,148,191
Semiconductor Mfg Intl ADR                            2,258,736(b,c,d)      5,804,952
                                                                      ---------------
Total                                                                      28,388,997
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
62  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

SOFTWARE (1.0%)
Blackbaud                                               220,450(d)         $3,427,997
Lawson Software                                         131,820(b)            735,556
Mentor Graphics                                         727,100(b,d)        3,977,236
Net 1 UEPS Technologies                                  69,430(b,c,d)        943,554
Progress Software                                        69,980(b)          1,481,477
                                                                      ---------------
Total                                                                      10,565,820
-------------------------------------------------------------------------------------

SPECIALTY RETAIL (4.8%)
Aaron Rents                                             236,200(d)          7,043,484
Barnes & Noble                                          114,010(d)          2,352,026
bebe Stores                                             116,160               799,181
Cabela's                                                439,300(b,d)        5,403,390
Children's Place Retail Stores                           34,730(b,d)          917,914
Dress Barn                                              156,589(b,d)        2,239,223
DSW Cl A                                                127,750(b,d)        1,258,338
Foot Locker                                             281,800(d)          2,950,446
Hibbett Sports                                           56,780(b,d)        1,022,040
J Crew Group                                             27,060(b)            731,161
Jos A Bank Clothiers                                    113,222(b,d)        3,901,630
MarineMax                                               178,200(b,d)          613,008
Men's Wearhouse                                         549,850            10,546,123
OfficeMax                                               294,130(d)          1,847,136
Rent-A-Center                                           199,261(b)          3,552,824
Stage Stores                                            438,170             4,863,687
                                                                      ---------------
Total                                                                      50,041,611
-------------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (1.1%)
Columbia Sportswear                                      35,900(d)          1,110,028
Deckers Outdoor                                          12,480(b)            876,970
Hampshire Group                                         121,320(b)            318,465
Movado Group                                            224,100(d)          2,362,014
Skechers USA Cl A                                       115,530(b,d)        1,128,728
Steven Madden                                            28,280(b)            719,726
True Religion Apparel                                    24,950(b)            556,385
UniFirst                                                120,796(d)          4,489,987
                                                                      ---------------
Total                                                                      11,562,303
-------------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (0.4%)
Astoria Financial                                       207,200(d)          1,777,776
MGIC Investment                                         280,780(d)          1,235,432
Ocwen Financial                                         105,180(b,d)        1,364,185
                                                                      ---------------
Total                                                                       4,377,393
-------------------------------------------------------------------------------------

TOBACCO (0.1%)
Universal                                                30,130(d)            997,604
-------------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (0.1%)
GATX                                                     42,570(d)          1,094,900
Houston Wire & Cable                                     38,400(d)            457,344
                                                                      ---------------
Total                                                                       1,552,244
-------------------------------------------------------------------------------------

WATER UTILITIES (0.3%)
SJW                                                     136,026(d)          3,087,790
-------------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (0.1%)
Syniverse Holdings                                       84,380(b)          1,352,611
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $1,043,679,489)                                                   $915,204,092
-------------------------------------------------------------------------------------



MONEY MARKET FUND (12.2%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.30%             126,687,874(e)       $126,687,874
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $126,687,874)                                                     $126,687,874
-------------------------------------------------------------------------------------



INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN (22.0%)
                                                       SHARES                VALUE(a)
CASH COLLATERAL REINVESTMENT FUND
JPMorgan Prime Money Market Fund                    227,510,491          $227,510,491
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $227,510,491)                                                     $227,510,491
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $1,397,877,854)                                                 $1,269,402,457
=====================================================================================




NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At June 30, 2009, the value of foreign securities represented 8.3% of net assets.

(d) At June 30, 2009, security was partially or fully on loan. See Note 7 to the financial statements.

(e) Affiliated Money Market Fund -- See Note 9 to the financial statements. The rate shown is the seven-day current annualized yield at June 30, 2009.

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.



--------------------------------------------------------------------------------
              RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT  63

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource Partners VP - Small Cap Value Fund

FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

SFAS 157 establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. When a valuation uses multiple inputs from varying levels of the hierarchy, the hierarchy level is determined based on the lowest level input or inputs that are significant to the fair value measurement in its entirety. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described in Note 2 to the financial statements -- Valuation of securities.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.


--------------------------------------------------------------------------------
64  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

The following table is a summary of the inputs used to value the Fund's investments as of June 30, 2009:

                                                                     FAIR VALUE AT JUNE 30, 2009
                                                     -----------------------------------------------------------
                                                          LEVEL 1        LEVEL 2
                                                       QUOTED PRICES      OTHER        LEVEL 3
                                                         IN ACTIVE     SIGNIFICANT   SIGNIFICANT
                                                        MARKETS FOR     OBSERVABLE  UNOBSERVABLE
DESCRIPTION                                          IDENTICAL ASSETS     INPUTS       INPUTS          TOTAL
----------------------------------------------------------------------------------------------------------------
Equity Securities
  Common Stocks                                         $915,204,092(a)    $--           $--        $915,204,092
----------------------------------------------------------------------------------------------------------------
Total Equity Securities                                  915,204,092        --            --         915,204,092
----------------------------------------------------------------------------------------------------------------
Other
  Affiliated Money Market Fund                           126,687,874(b)     --            --         126,687,874
  Investments of Cash Collateral Received for
    Securities on Loan                                   227,510,491        --            --         227,510,491
----------------------------------------------------------------------------------------------------------------
Total Other                                              354,198,365        --            --         354,198,365
----------------------------------------------------------------------------------------------------------------
Total                                                 $1,269,402,457       $--           $--      $1,269,402,457
----------------------------------------------------------------------------------------------------------------



(a) All industry classifications are identified in the Portfolio of Investments.
(b) Money market fund that is a sweep investment for cash balances in the Fund at June 30, 2009.



HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.


--------------------------------------------------------------------------------
              RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT  65

PORTFOLIO OF INVESTMENTS -------------------------------------------------------
RiverSource VP - Balanced Fund
JUNE 30, 2009 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


COMMON STOCKS (64.7%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (2.2%)
Boeing                                                 111,992             $4,759,660
Honeywell Intl                                         209,929              6,591,771
United Technologies                                    173,330              9,006,226
                                                                      ---------------
Total                                                                      20,357,657
-------------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS (0.9%)
United Parcel Service Cl B                             165,287              8,262,697
-------------------------------------------------------------------------------------

AIRLINES (0.6%)
AMR                                                    255,430(b)           1,026,829
Continental Airlines Cl B                              116,659(b,r)         1,033,599
Delta Air Lines                                        355,140(b)           2,056,260
UAL                                                    145,941(b,r)           465,552
US Airways Group                                       391,681(b,r)           951,785
                                                                      ---------------
Total                                                                       5,534,025
-------------------------------------------------------------------------------------

CAPITAL MARKETS (1.7%)
Bank of New York Mellon                                165,896              4,862,412
Goldman Sachs Group                                     59,150              8,721,075
Morgan Stanley                                          92,458              2,635,978
                                                                      ---------------
Total                                                                      16,219,465
-------------------------------------------------------------------------------------

CHEMICALS (3.1%)
Air Products & Chemicals                               147,251              9,510,942
Dow Chemical                                           221,218              3,570,459
EI du Pont de Nemours & Co                             485,043(r)          12,426,801
Praxair                                                 47,310              3,362,322
                                                                      ---------------
Total                                                                      28,870,524
-------------------------------------------------------------------------------------

COMMERCIAL BANKS (0.1%)
US Bancorp                                              64,021              1,147,256
-------------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.6%)
Waste Management                                       192,595              5,423,475
-------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (0.8%)
Cisco Systems                                          397,985(b)           7,418,440
-------------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (3.3%)
Hewlett-Packard                                        585,066             22,612,801
IBM                                                     78,064              8,151,443
                                                                      ---------------
Total                                                                      30,764,244
-------------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.1%)
Insituform Technologies Cl A                            60,392(b)           1,024,852
-------------------------------------------------------------------------------------

CONSUMER FINANCE (0.1%)
SLM                                                     82,351(b,r)           845,745
-------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (3.4%)
Bank of America                                      1,406,735             18,568,901
CIT Group                                            1,259,485              2,707,893
JPMorgan Chase & Co                                    312,869             10,671,962
                                                                      ---------------
Total                                                                      31,948,756
-------------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (2.7%)
AT&T                                                   518,274             12,873,927
Deutsche Telekom                                       138,062(c)           1,626,349
FairPoint Communications                                 5,129                  3,077
Verizon Communications                                 347,801             10,687,925
                                                                      ---------------
Total                                                                      25,191,278
-------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.6%)
ABB ADR                                                331,569(c)           5,232,159
-------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (0.1%)
Tyco Electronics                                        58,155(c)           1,081,101
-------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (4.0%)
Baker Hughes                                           142,254              5,183,736
Halliburton                                            259,888              5,379,682
Schlumberger                                           106,257              5,749,566
Transocean                                             213,947(b,c,r)      15,894,123
Weatherford Intl                                       265,554(b,c)         5,194,236
                                                                      ---------------
Total                                                                      37,401,343
-------------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (2.0%)
CVS Caremark                                           149,663              4,769,760
Wal-Mart Stores                                        297,062             14,389,683
                                                                      ---------------
Total                                                                      19,159,443
-------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (0.8%)
Covidien                                                88,348(c)           3,307,749
Medtronic                                              113,997              3,977,355
                                                                      ---------------
Total                                                                       7,285,104
-------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (0.5%)
Cardinal Health                                         54,733              1,672,093
UnitedHealth Group                                     130,380              3,256,893
                                                                      ---------------
Total                                                                       4,928,986
-------------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (0.7%)
Carnival Unit                                          261,144              6,729,681
-------------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.4%)
Centex                                                 162,312              1,373,159
DR Horton                                               55,435(r)             518,872
KB Home                                                108,848(r)           1,489,040
Pulte Homes                                             67,537(r)             596,352
                                                                      ---------------
Total                                                                       3,977,423
-------------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (0.5%)
Tyco Intl                                              192,271(c)           4,995,201
-------------------------------------------------------------------------------------

INSURANCE (4.3%)
ACE                                                    172,716(c)           7,639,229
Chubb                                                   47,911              1,910,691
Everest Re Group                                       114,210(c)           8,174,010
Lincoln Natl                                            42,473                730,960
Loews                                                   57,636              1,579,226
Marsh & McLennan Companies                             190,121              3,827,136
Travelers Companies                                    127,826              5,245,979
XL Capital Cl A                                      1,015,746(c,r)        11,640,449
                                                                      ---------------
Total                                                                      40,747,680
-------------------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (0.5%)
Thermo Fisher Scientific                               111,500(b)           4,545,855
-------------------------------------------------------------------------------------

MACHINERY (3.5%)
Caterpillar                                            238,526(r)           7,880,899
Deere & Co                                              33,918              1,355,024
Eaton                                                  138,852(r)           6,194,188
Illinois Tool Works                                    303,076             11,316,858
Ingersoll-Rand                                         107,622(c,r)         2,249,300
Parker Hannifin                                         81,317              3,493,378
                                                                      ---------------
Total                                                                      32,489,647
-------------------------------------------------------------------------------------

MEDIA (0.1%)
Sirius XM Radio                                      1,557,312(b)             669,644
-------------------------------------------------------------------------------------

METALS & MINING (1.7%)
Alcoa                                                  376,537(r)           3,889,627
Freeport-McMoRan Copper & Gold                          74,007(r)           3,708,491
Nucor                                                  136,785(r)           6,077,357
Rio Tinto ADR                                            4,462(c)             731,188
Vale ADR                                                34,525(c,r)           608,676
Xstrata                                                 60,583(c)             658,352
                                                                      ---------------
Total                                                                      15,673,691
-------------------------------------------------------------------------------------

MULTILINE RETAIL (0.9%)
Kohl's                                                  57,918(b)           2,475,995
Macy's                                                 177,305              2,085,107
Target                                                 103,085(r)           4,068,764
                                                                      ---------------
Total                                                                       8,629,866
-------------------------------------------------------------------------------------

MULTI-UTILITIES (0.5%)
Dominion Resources                                     149,006              4,979,781
-------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (8.8%)
Anadarko Petroleum                                     155,317(r)           7,049,839
Apache                                                  79,555              5,739,893
BP ADR                                                 272,867(c,r)        13,010,299
Chevron                                                310,655             20,580,893
ConocoPhillips                                         364,046             15,311,775
Devon Energy                                            65,276              3,557,542
EnCana                                                  61,855(c)           3,059,967
Exxon Mobil                                            102,662              7,177,100
Petroleo Brasileiro ADR                                146,789(c)           6,015,413


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
66  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
OIL, GAS & CONSUMABLE FUELS (CONT.)
Ultra Petroleum                                         44,057(b)          $1,718,223
Valero Energy                                           57,615                973,117
                                                                      ---------------
Total                                                                      84,194,061
-------------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.6%)
Crown Paper Escrow                                   1,000,000(b,l)                 1
Weyerhaeuser                                           178,454(r)           5,430,355
                                                                      ---------------
Total                                                                       5,430,356
-------------------------------------------------------------------------------------

PHARMACEUTICALS (4.8%)
Abbott Laboratories                                    159,433              7,499,728
Bristol-Myers Squibb                                   382,529              7,769,164
Johnson & Johnson                                      126,680              7,195,424
Merck & Co                                             269,354              7,531,138
Pfizer                                                 320,948(r)           4,814,220
Schering-Plough                                        259,381              6,515,651
Wyeth                                                  104,961              4,764,180
                                                                      ---------------
Total                                                                      46,089,505
-------------------------------------------------------------------------------------

ROAD & RAIL (0.2%)
CSX                                                     43,897(r)           1,520,153
-------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.9%)
Intel                                                1,368,656             22,651,257
Taiwan Semiconductor Mfg ADR                           488,408(c)           4,595,919
                                                                      ---------------
Total                                                                      27,247,176
-------------------------------------------------------------------------------------

SOFTWARE (2.6%)
Microsoft                                              370,118              8,797,705
Oracle                                                 457,423              9,798,001
Symantec                                               406,636(b)           6,327,256
                                                                      ---------------
Total                                                                      24,922,962
-------------------------------------------------------------------------------------

SPECIALTY RETAIL (1.5%)
Best Buy                                                74,302(r)           2,488,374
Home Depot                                             242,594              5,732,497
Lowe's Companies                                       140,081              2,718,972
Staples                                                139,619(r)           2,816,115
                                                                      ---------------
Total                                                                      13,755,958
-------------------------------------------------------------------------------------

TOBACCO (2.6%)
Lorillard                                              291,637             19,764,240
Philip Morris Intl                                     106,962              4,665,682
                                                                      ---------------
Total                                                                      24,429,922
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $603,932,100)                                                     $609,125,112
-------------------------------------------------------------------------------------





BONDS (37.4%)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
FOREIGN AGENCIES (0.1%)(C)
Pemex Project Funding Master Trust
 03-01-18                               5.75%            $245,000            $225,400
 06-15-35                               6.63              384,000             347,301
Petroleos de Venezuela
 04-12-17                               5.25              663,000             313,268
                                                                      ---------------
Total                                                                         885,969
-------------------------------------------------------------------------------------

SOVEREIGN (0.4%)(c)
Republic of Argentina
 09-12-13                               7.00              585,000             321,750
Republic of Argentina
 Sr Unsecured
 12-15-35                               0.00              631,000(g)           23,032
Republic of Colombia
 01-27-17                               7.38              305,000             327,875
Republic of El Salvador
 06-15-35                               7.65              119,000(d)           99,960
Republic of Indonesia
 Sr Unsecured
 01-17-18                               6.88              288,000(d)          275,040
 10-12-35                               8.50              235,000(d)          238,819
Republic of Philippines
 01-14-31                               7.75              329,000             342,160
Republic of Turkey
 09-26-16                               7.00              100,000             102,250
 04-03-18                               6.75              309,000             307,455
 03-17-36                               6.88              527,000             482,204
Republic of Uruguay
 05-17-17                               9.25              146,000             167,170
Republic of Venezuela
 02-26-16                               5.75              154,000              88,165
Republic of Venezuela
 Sr Unsecured
 10-08-14                               8.50              154,000             109,340
Republica Orient Uruguay
 Sr Unsecured
 03-21-36                               7.63              143,000             137,638
Russian Federation
 03-31-30                               7.50              299,520(d)          294,653
                                                                      ---------------
Total                                                                       3,317,511
-------------------------------------------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS & AGENCIES (4.0%)
Federal Home Loan Mtge Corp
 04-18-16                               5.25            4,000,000           4,428,060
 04-16-37                               6.00            3,070,000           3,115,329
Federal Natl Mtge Assn
 01-02-14                               5.13              686,000             698,588
 07-15-37                               5.63              645,000             671,321
U.S. Treasury
 06-30-11                               1.13            2,355,000           2,355,188
 05-15-12                               1.38              610,000             606,572
 02-15-14                               4.00            1,780,000           1,904,739
 05-31-14                               2.25            4,040,000           3,985,702
 06-30-14                               2.63            4,020,000(e)        4,032,582
 06-30-14                               2.63            3,675,000           3,686,503
 02-15-15                               4.00            6,905,000           7,336,024
 04-30-16                               2.63              500,000             483,438
 05-15-19                               3.13              105,000             101,555
 02-15-29                               5.25            1,580,000(n)        1,777,007
 02-15-39                               3.50            1,540,000           1,331,623
                                                                      ---------------
Total                                                                      36,514,231
-------------------------------------------------------------------------------------

ASSET-BACKED (1.8%)
American Express Credit Account Master Trust
 Series 2005-4 Cl A
 01-15-15                               0.39              550,000(h)          529,494
American Express Credit Account Master Trust
 Series 2006-2 Cl A
 01-15-14                               5.35              900,000             942,832
American Express Credit Account Master Trust
 Series 2006-3 Cl A
 03-17-14                               0.34              500,000(h)          487,301
Bank of America Credit Card Trust
 Series 2008-A5 Cl A5
 12-16-13                               1.52              800,000(h)          797,846
BMW Vehicle Lease Trust
 Series 2009-1 Cl A2
 04-15-11                               2.04            1,000,000           1,002,524
Capital Auto Receivables Asset Trust
 Series 2006-SN1A Cl A4B
 03-20-10                               0.43              356,215(d,h)        356,215
Capital Auto Receivables Asset Trust
 Series 2006-SN1A Cl D
 04-20-11                               6.15            1,025,000(d)        1,018,546
Capital One Multi-Asset Execution Trust
 Series 2006-A10 Cl A10
 06-16-14                               5.15              325,000             339,689
Carmax Auto Owner Trust
 Series 2009-1 Cl A4
 12-16-13                               5.81              500,000             520,379
CIT Equipment Collateral
 Series 2009-VT1 Cl A2
 06-15-11                               2.20            1,050,000(d)        1,044,914
Citibank Omni Master Trust
 Series 2007-A9A Cl A9
 12-23-13                               1.42            1,300,000(d,h)      1,297,851
Countrywide Asset-backed Ctfs
 Series 2005-10 Cl AF6
 02-25-36                               4.92            1,328,442             720,083
Countrywide Asset-backed Ctfs
 Series 2006-4 Cl 1A1M
 07-25-36                               0.57              374,175(h)          205,018
CPS Auto Trust
 Series 2007-A Cl A3 (MBIA)
 09-15-11                               5.04              591,334(d,i)        586,769
Deutsche Mtge Securities
 Collateralized Mtge Obligation
 Series 2009-RS2 Cl 4A1
 04-26-37                               0.42            1,850,000(d,k)      1,595,625
Dunkin Securitization
 Series 2006-1 Cl A2 (AMBAC)
 06-20-31                               5.78            2,375,000(d,i)      2,145,410


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
              RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT  67

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Balanced Fund

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
ASSET-BACKED (CONT.)
Merrill Lynch First Franklin Mtge Loan Trust
 Series 2007-2 Cl A2A
 05-25-37                               0.42%          $1,725,826(h)       $1,635,025
Natl Collegiate Student Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2006-2 Cl AIO
 08-25-11                              20.02            2,325,000(j)          220,875
Natl Collegiate Student Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2006-3 Cl AIO
 01-25-12                               5.88            3,400,000(j)          530,720
Renaissance Home Equity Loan Trust
 Series 2005-4 Cl A3
 02-25-36                               5.57              736,278             686,254
Renaissance Home Equity Loan Trust
 Series 2007-2 Cl M4
 06-25-37                               6.31              340,000(p)           17,521
Renaissance Home Equity Loan Trust
 Series 2007-2 Cl M5
 06-25-37                               6.66              225,000(p)            9,980
Renaissance Home Equity Loan Trust
 Series 2007-2 Cl M6
 06-25-37                               7.01              325,000(p)           12,373
Volkswagen Auto Lease Trust
 Series 2009-A Cl A3
 04-16-12                               3.41              525,000             530,602
                                                                      ---------------
Total                                                                      17,233,846
-------------------------------------------------------------------------------------

COMMERCIAL MORTGAGE-BACKED (2.8%)(f)
Bear Stearns Commercial Mtge Securities
 Series 2003-T10 Cl A1
 03-13-40                               4.00            1,393,074           1,355,635
CDC Commercial Mtge Trust
 Series 2002-FX1 Cl A2
 11-15-30                               5.68            3,025,000           3,096,935
Citigroup Commercial Mtge Trust
 Series 2006-C5 Cl A4
 10-15-49                               5.43              650,000             519,871
Citigroup/Deutsche Bank Commercial Mtge Trust
 Series 2005-CD1 Cl ASB
 07-15-44                               5.40              775,000             753,027
Commercial Mtge Pass-Through Ctfs
 Series 2006-CN2A Cl BFL
 02-05-19                               0.63              600,000(d,h)        299,401
CS First Boston Mtge Securities
 Series 2004-C1 Cl A4
 01-15-14                               4.75              400,000             357,761
CS First Boston Mtge Securities
 Series 2004-C2 Cl A1
 05-15-36                               3.82              257,709             246,422
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Series 2002-M2 Cl C
 08-25-12                               4.72              236,949             248,754
GE Capital Commercial Mtge Corp
 Series 2001-3 Cl A2
 06-10-38                               6.07              600,000             603,298
General Electric Capital Assurance
 Series 2003-1 Cl A3
 05-12-35                               4.77               76,494(d)           76,376
General Electric Capital Assurance
 Series 2003-1 Cl A4
 05-12-35                               5.25              600,000(d)          575,905
Greenwich Capital Commercial Funding
 Series 2003-C1 Cl A3
 07-05-35                               3.86              525,000             496,802
Greenwich Capital Commercial Funding
 Series 2004-GG1 Cl A5
 06-10-36                               4.88              775,000             748,254
Greenwich Capital Commercial Funding
 Series 2007-GG9 Cl A4
 03-10-39                               5.44              700,000             557,980
GS Mtge Securities II
 Series 2007-EOP Cl J
 03-06-20                               1.17            1,700,000(d,h)      1,104,159
GS Mtge Securities II
 Series 2007-GG10 Cl F
 08-10-45                               5.81            1,050,000             143,514
JPMorgan Chase Commercial Mtge Securities
 Series 2003-LN1 Cl A1
 10-15-37                               4.13              822,793             798,018
JPMorgan Chase Commercial Mtge Securities
 Series 2003-ML1A Cl A1
 03-12-39                               3.97              382,967             360,734
JPMorgan Chase Commercial Mtge Securities
 Series 2004-CBX Cl A3
 01-12-37                               4.18              974,663             968,917
JPMorgan Chase Commercial Mtge Securities
 Series 2005-LDP4 Cl AM
 10-15-42                               5.00            2,250,000           1,438,280
JPMorgan Chase Commercial Mtge Securities
 Series 2006-LDP6 Cl ASB
 04-15-43                               5.49              275,000             258,215
JPMorgan Chase Commercial Mtge Securities
 Series 2007-CB20 Cl A4
 02-12-51                               5.79            1,150,000             859,067
JPMorgan Chase Commercial Mtge Securities
 Series 2007-CB20 Cl AM
 02-12-51                               5.90            2,450,000           1,100,646
JPMorgan Chase Commercial Mtge Securities
 Series 2007-CB20 Cl E
 02-12-51                               6.20              925,000(d)           68,298
LB-UBS Commercial Mtge Trust
 Series 2004-C2 Cl A3
 03-15-29                               3.97            1,250,000           1,149,073
LB-UBS Commercial Mtge Trust
 Series 2006-C4 Cl AAB
 06-15-32                               6.05            1,075,000           1,007,256
LB-UBS Commercial Mtge Trust
 Series 2006-C6 Cl A4
 09-15-39                               5.37            1,100,000             879,634
LB-UBS Commercial Mtge Trust
 Series 2007-C6 Cl A4
 07-15-40                               5.86              575,000             423,414
LB-UBS Commercial Mtge Trust
 Series 2008-C1 Cl A1
 04-15-41                               5.61              171,397             166,878
Merrill Lynch Mtge Trust
 Series 2008-C1 Cl A1
 02-12-51                               4.71              337,449             338,184
Morgan Stanley Capital I
 Series 2003-T11 Cl A2
 06-13-41                               4.34              303,921             303,395
Morgan Stanley Capital I
 Series 2004-HQ4 Cl A5
 04-14-40                               4.59            1,250,000           1,187,500
Morgan Stanley Capital I
 Series 2006-T23 Cl AAB
 08-12-41                               5.80              850,000             810,647
Wachovia Bank Commercial Mtge Trust
 Series 2005-C20 Cl A5
 07-15-42                               5.09            1,250,000           1,151,817
Wachovia Bank Commercial Mtge Trust
 Series 2006-C24 Cl APB
 03-15-45                               5.58              650,000             601,768
Wachovia Bank Commercial Mtge Trust
 Series 2006-C27 Cl APB
 07-15-45                               5.73            1,250,000           1,138,489
Wachovia Bank Commercial Mtge Trust
 Series 2006-C29 Cl A4
 11-15-48                               5.31              300,000             229,130
                                                                      ---------------
Total                                                                      26,423,454
-------------------------------------------------------------------------------------

MORTGAGE-BACKED (13.9%)(f)
Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2007-1 Cl 3A21
 03-25-37                               6.18            1,293,617(k)          738,785
Banc of America Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2003-11 Cl 1A1
 01-25-34                               6.00            1,186,565           1,064,632
Bear Stearns Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2005-8 Cl A4
 08-25-35                               5.10            1,575,000(d,k)      1,093,737
ChaseFlex Trust
 Collateralized Mtge Obligation
 Series 2005-2 Cl 2A2
 06-25-35                               6.50            1,755,609           1,518,327


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
68  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
MORTGAGE-BACKED (CONT.)
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2007-8CB Cl A13
 05-25-37                              42.96%          $1,103,540(j)         $100,973
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2003-11T1 Cl A1
 07-25-18                               4.75              663,265             653,109
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-6CB Cl 1A1
 04-25-35                               7.50            1,033,256             669,119
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-22R Cl 1A2
 05-25-36                               6.00            1,519,729           1,296,104
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2005-R2 Cl 2A1
 06-25-35                               7.00            1,331,607(d)        1,063,673
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2006-HYB1 Cl 1A1
 03-20-36                               5.31            1,291,774(k)          636,070
Federal Home Loan Mtge Corp
 07-01-39                               4.50            1,500,000(e)        1,492,968
 07-01-39                               5.50            2,500,000(e)        2,580,470
 07-01-39                               6.00           10,500,000(e)       10,956,100
Federal Home Loan Mtge Corp #A78754
 06-01-38                               5.00              922,642             939,709
Federal Home Loan Mtge Corp #A84289
 01-01-39                               5.00              863,699             879,676
Federal Home Loan Mtge Corp #C53878
 12-01-30                               5.50            1,752,752           1,820,860
Federal Home Loan Mtge Corp #C65869
 04-01-32                               6.00              864,128             907,640
Federal Home Loan Mtge Corp #C66871
 05-01-32                               6.50            2,263,495           2,424,410
Federal Home Loan Mtge Corp #C71514
 07-01-32                               6.50              132,354             141,869
Federal Home Loan Mtge Corp #C90598
 10-01-22                               6.50              266,649             286,985
Federal Home Loan Mtge Corp #C90767
 12-01-23                               6.00            1,633,415           1,722,478
Federal Home Loan Mtge Corp #D32310
 11-01-22                               8.00               13,288              14,370
Federal Home Loan Mtge Corp #D55755
 08-01-24                               8.00               44,790              49,501
Federal Home Loan Mtge Corp #D96300
 10-01-23                               5.50              265,573             276,319
Federal Home Loan Mtge Corp #E01127
 02-01-17                               6.50              173,554             183,689
Federal Home Loan Mtge Corp #E01419
 05-01-18                               5.50              902,513             947,468
Federal Home Loan Mtge Corp #E81009
 07-01-15                               7.50               97,709             104,252
Federal Home Loan Mtge Corp #E98725
 08-01-18                               5.00            2,190,740           2,277,311
Federal Home Loan Mtge Corp #E99684
 10-01-18                               5.00            1,166,488           1,213,207
Federal Home Loan Mtge Corp #G01410
 04-01-32                               7.00              378,436             409,770
Federal Home Loan Mtge Corp #G01864
 01-01-34                               5.00            1,726,865           1,765,922
Federal Home Loan Mtge Corp #G04468
 07-01-38                               5.00            1,476,950           1,504,271
Federal Home Loan Mtge Corp #G08308
 12-01-38                               5.00            3,174,214           3,232,932
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 2795 Cl IY
 07-15-17                              82.15              898,268(j)           34,021
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 2817 Cl SA
 06-15-32                              45.09            1,100,430(j)           73,467
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Series 2576 Cl KJ
 02-15-33                               5.50              987,573           1,016,423
Federal Natl Mtge Assn
 07-01-24                               4.50            5,450,000(e)        5,559,001
 07-01-24                               5.00            1,400,000(e)        1,448,563
 07-01-39                               4.50            5,675,000(e)        5,662,584
 07-01-39                               5.00           10,500,000(e)       10,690,314
 07-01-39                               5.50            5,500,000(e)        5,677,035
 07-01-39                               6.00              250,000(e)          261,250
 07-01-39                               6.50            5,500,000(e)        5,857,501
 07-01-39                               7.00            3,500,000(e)        3,797,500
Federal Natl Mtge Assn #190899
 04-01-23                               8.50              102,478             111,548
Federal Natl Mtge Assn #190944
 05-01-24                               6.00              543,576             571,853
Federal Natl Mtge Assn #190988
 06-01-24                               9.00               61,116              66,391
Federal Natl Mtge Assn #250322
 08-01-25                               7.50               10,539              11,493
Federal Natl Mtge Assn #250384
 11-01-25                               7.50              137,125             149,538
Federal Natl Mtge Assn #250495
 03-01-26                               7.00              160,736             176,495
Federal Natl Mtge Assn #254494
 08-01-22                               7.00              179,297             196,504
Federal Natl Mtge Assn #254675
 01-01-23                               6.50              233,842             251,535
Federal Natl Mtge Assn #254708
 02-01-23                               7.00               53,320              58,437
Federal Natl Mtge Assn #304279
 02-01-25                               8.50              103,261             112,922
Federal Natl Mtge Assn #309341
 05-01-25                               8.50               25,496              27,881
Federal Natl Mtge Assn #313049
 08-01-11                               8.50               31,816              32,823
Federal Natl Mtge Assn #323606
 03-01-29                               6.50               37,611              40,550
Federal Natl Mtge Assn #433310
 08-01-28                               6.50              191,250             206,195
Federal Natl Mtge Assn #440730
 12-01-28                               6.00              132,380             140,010
Federal Natl Mtge Assn #505122
 07-01-29                               7.00              687,838             755,216
Federal Natl Mtge Assn #50553
 04-01-22                               8.00               66,144              72,066
Federal Natl Mtge Assn #510587
 08-01-29                               7.00              148,335             162,866
Federal Natl Mtge Assn #540041
 02-01-29                               7.00              513,260             563,583
Federal Natl Mtge Assn #545489
 03-01-32                               6.50              140,992             151,525
Federal Natl Mtge Assn #545684
 05-01-32                               7.50              108,595             118,558
Federal Natl Mtge Assn #545885
 08-01-32                               6.50              210,852             228,775
Federal Natl Mtge Assn #555376
 04-01-18                               4.50              587,031             609,020
Federal Natl Mtge Assn #555734
 07-01-23                               5.00            1,265,212           1,299,513
Federal Natl Mtge Assn #615135
 11-01-16                               6.00              100,335             106,976
Federal Natl Mtge Assn #642346
 05-01-32                               7.00              558,275             611,079
Federal Natl Mtge Assn #643381
 06-01-17                               6.00               80,997              86,307
Federal Natl Mtge Assn #645277
 05-01-32                               7.00               74,425              81,464
Federal Natl Mtge Assn #645569
 06-01-32                               7.00              441,845             483,637
Federal Natl Mtge Assn #646446
 06-01-17                               6.50              121,149             128,404
Federal Natl Mtge Assn #650105
 08-01-17                               6.50              470,578             498,759
Federal Natl Mtge Assn #662197
 09-01-32                               6.50              285,609             306,856
Federal Natl Mtge Assn #670387
 08-01-32                               7.00              172,918             189,483
Federal Natl Mtge Assn #670711
 10-01-32                               7.00              103,243             113,008
Federal Natl Mtge Assn #673179
 02-01-18                               6.00              207,644             221,257
Federal Natl Mtge Assn #676511
 12-01-32                               7.00               74,334              81,365
Federal Natl Mtge Assn #678397
 12-01-32                               7.00              662,964(n)          725,670


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
              RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT  69

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Balanced Fund

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #687887
 03-01-33                               5.50%          $1,283,088          $1,336,974
Federal Natl Mtge Assn #689093
 07-01-28                               5.50              656,539             685,154
Federal Natl Mtge Assn #694546
 03-01-33                               5.50              458,640             475,906
Federal Natl Mtge Assn #703726
 02-01-33                               5.00            1,879,391           1,935,112
Federal Natl Mtge Assn #725284
 11-01-18                               7.00               69,303              72,864
Federal Natl Mtge Assn #725431
 08-01-15                               5.50               59,727              63,027
Federal Natl Mtge Assn #726940
 08-01-23                               5.50              226,910             237,268
Federal Natl Mtge Assn #747642
 11-01-28                               5.50              276,893             288,961
Federal Natl Mtge Assn #753074
 12-01-28                               5.50            1,363,938           1,423,384
Federal Natl Mtge Assn #755598
 11-01-28                               5.00              469,456             483,374
Federal Natl Mtge Assn #761031
 01-01-34                               5.00              357,652             367,898
Federal Natl Mtge Assn #768117
 08-01-34                               5.44              633,320(k)          643,723
Federal Natl Mtge Assn #961840
 03-01-38                               5.50            3,880,098           4,010,795
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2003-63 Cl IP
 07-25-33                              13.92            2,739,759(j)          384,966
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2003-71 Cl IM
 12-25-31                              25.37            1,192,588(j)          124,659
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2004-84 Cl GI
 12-25-22                              27.35              507,158(j)           38,702
Govt Natl Mtge Assn
 07-01-39                               4.50            6,000,000(e)        5,988,751
 07-01-39                               5.50            1,700,000(e)        1,750,473
Govt Natl Mtge Assn #536428
 04-15-37                               6.00              946,846             987,642
Govt Natl Mtge Assn #604708
 10-15-33                               5.50            1,278,033           1,328,056
Govt Natl Mtge Assn #619592
 09-15-33                               5.00            1,454,282           1,492,230
Govt Natl Mtge Assn #699075
 09-15-38                               6.00              947,220             987,884
Govt Natl Mtge Assn #699096
 09-15-38                               6.00            1,869,713           1,949,979
Govt Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2002-80 Cl CI
 01-20-32                             142.76               47,197(j)            1,379
IndyMac Index Mtge Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2005-AR8 Cl AX1
 04-25-35                               0.00           16,044,797(b,j,q)           --
Lehman XS Trust
 Collateralized Mtge Obligation
 Series 2007-5H Cl 1A1
 05-25-37                               6.50            4,871,341           2,264,413
MASTR Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2004-4 Cl 2A1
 05-25-34                               6.00            1,328,035           1,191,139
MASTR Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2004-7 Cl 8A1
 08-25-19                               5.00            2,578,494           2,344,622
MASTR Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2004-8 Cl 7A1
 09-25-19                               5.00            1,269,123           1,254,324
Structured Asset Securities
 Collateralized Mtge Obligation
 Series 2003-33H Cl 1A1
 10-25-33                               5.50            1,214,151           1,104,925
                                                                      ---------------
Total                                                                     130,012,511
-------------------------------------------------------------------------------------

AEROSPACE & DEFENSE (--%)
L-3 Communications
 06-15-12                               7.63              325,000             326,625
Moog
 Sr Sub Nts
 06-15-18                               7.25              145,000             135,575
                                                                      ---------------
Total                                                                         462,200
-------------------------------------------------------------------------------------

BANKING (2.3%)
American Express
 Sr Unsecured
 05-20-19                               8.13              375,000             389,148
Bank of America
 Sr Nts
 06-01-19                               7.63              610,000             611,699
Citigroup
 Sr Nts
 05-22-19                               8.50            1,185,000           1,205,428
Citigroup
 Sr Unsecured
 05-15-18                               6.13              395,000             345,491
Goldman Sachs Group
 Absolute Trigger Mandatory Exchangeable Nts
 12-28-09                                 --           15,500,000(l)       15,622,148
Goldman Sachs Group
 Sr Unsecured
 02-15-19                               7.50            1,110,000           1,184,766
JPMorgan Chase & Co
 Sr Unsecured
 04-23-19                               6.30            1,215,000           1,234,111
Manufacturers & Traders Trust
 Sub Nts
 12-01-21                               5.63              475,000             338,930
Morgan Stanley
 Sr Unsecured
 04-01-18                               6.63              635,000             633,035
 05-13-19                               7.30              425,000             440,704
                                                                      ---------------
Total                                                                      22,005,460
-------------------------------------------------------------------------------------

BROKERAGE (--%)
Lehman Brothers Holdings
 Sr Unsecured
 05-02-18                               6.88               30,000(b,e,p)        4,800
 05-02-18                               6.88            1,220,000(b,p)        195,200
                                                                      ---------------
Total                                                                         200,000
-------------------------------------------------------------------------------------

CHEMICALS (0.3%)
Airgas
 10-01-18                               7.13              425,000(d)          397,375
Ashland
 06-01-17                               9.13              130,000(d)          135,200
Chemtura
 06-01-16                               6.88              293,000(b)          212,425
Dow Chemical
 Sr Unsecured
 05-15-19                               8.55            1,195,000           1,197,126
 05-15-39                               9.40              145,000             149,260
INVISTA
 Sr Unsecured
 05-01-12                               9.25              757,000(d)          717,258
Nalco
 11-15-11                               7.75               92,000              92,000
Nalco
 Sr Nts
 05-15-17                               8.25              165,000(d)          165,825
                                                                      ---------------
Total                                                                       3,066,469
-------------------------------------------------------------------------------------

CONSTRUCTION MACHINERY (0.1%)
RSC Equipment Rental
 Sr Secured
 07-15-17                              10.00              175,000(d,e)        175,000
United Rentals North America
 06-15-16                              10.88              395,000(d)          379,200
                                                                      ---------------
Total                                                                         554,200
-------------------------------------------------------------------------------------

CONSUMER PRODUCTS (0.1%)
Jarden
 05-01-17                               7.50              255,000             220,574
Jarden
 Sr Unsecured
 05-01-16                               8.00              225,000             214,875


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
70  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
CONSUMER PRODUCTS (CONT.)
Sealy Mattress
 Sr Secured
 04-15-16                              10.88%             $70,000(d)          $73,150
Visant
 10-01-12                               7.63              145,000             144,638
Visant Holding
 Sr Disc Nts
 12-01-13                              10.25              175,000             173,688
                                                                      ---------------
Total                                                                         826,925
-------------------------------------------------------------------------------------

ELECTRIC (2.6%)
CenterPoint Energy Houston Electric LLC
 Series U
 03-01-14                               7.00              700,000             759,105
Cleveland Electric Illuminating
 1st Mtge
 11-15-18                               8.88            2,155,000           2,598,474
Consumers Energy
 1st Mtge
 09-15-18                               5.65              870,000             881,054
 04-15-20                               5.65              165,000             166,030
Detroit Edison
 10-01-13                               6.40              780,000             851,968
DTE Energy
 Sr Unsecured
 05-15-14                               7.63            1,190,000           1,241,957
Duke Energy Carolinas LLC
 Sr Unsecured Series D
 03-01-10                               7.38              280,000             290,411
Edison Mission Energy
 Sr Unsecured
 06-15-13                               7.50              255,000             228,225
 06-15-16                               7.75              155,000             126,325
Exelon
 Sr Unsecured
 06-15-10                               4.45            1,890,000           1,908,710
FirstEnergy
 Sr Unsecured Series B
 11-15-11                               6.45              870,000             911,169
Indiana Michigan Power
 Sr Nts
 03-15-19                               7.00              695,000             749,516
Indiana Michigan Power
 Sr Unsecured
 03-15-37                               6.05            1,325,000           1,238,601
Kansas Gas & Electric
 06-15-19                               6.70               70,000(d)           73,514
KCP&L Greater Missouri Operations
 Sr Unsecured
 07-01-12                              11.88              205,000             226,525
Majapahit Holding
 10-17-16                               7.75              100,000(c,d)         88,000
Midwest Generation LLC
 Pass-Through Ctfs Series B
 01-02-16                               8.56               45,079              44,178
Nevada Power
 08-01-18                               6.50              850,000             877,969
Nevada Power
 Series M
 03-15-16                               5.95              745,000             752,242
NiSource Finance
 03-01-13                               6.15              760,000             755,462
 01-15-19                               6.80            1,225,000           1,147,939
Northern States Power
 Sr Unsecured
 08-01-09                               6.88            1,455,000           1,460,606
NRG Energy
 02-01-16                               7.38            1,050,000             993,563
Ohio Edison
 Sr Unsecured
 05-01-15                               5.45              170,000             167,320
Oncor Electric Delivery
 Sr Secured
 05-01-12                               6.38              205,000             216,322
PacifiCorp
 1st Mtge
 09-15-13                               5.45            1,475,000           1,567,928
Portland General Electric
 03-15-10                               7.88              765,000             793,961
Potomac Electric Power
 1st Mtge
 12-15-38                               7.90              110,000             137,557
Potomac Electric Power
 Sr Secured
 06-01-35                               5.40              505,000             455,425
PPL Electric Utilities
 1st Mtge
 11-30-13                               7.13              970,000           1,091,457
Sierra Pacific Power
 Series M
 05-15-16                               6.00            1,555,000           1,574,799
Toledo Edison
 1st Mtge
 05-01-20                               7.25              165,000             183,714
                                                                      ---------------
Total                                                                      24,560,026
-------------------------------------------------------------------------------------

ENTERTAINMENT (0.1%)
Speedway Motorsports
 Sr Unsecured
 06-01-16                               8.75              315,000(d)          319,725
United Artists Theatre Circuit
 Pass-Through Ctfs
 07-01-15                               9.30              988,711(l)          989,997
                                                                      ---------------
Total                                                                       1,309,722
-------------------------------------------------------------------------------------

ENVIRONMENTAL (0.1%)
Allied Waste North America
 Sr Unsecured
 04-15-13                               7.88            1,005,000           1,025,100
-------------------------------------------------------------------------------------

FOOD AND BEVERAGE (0.4%)
ConAgra Foods
 Sr Unsecured
 09-15-11                               6.75               81,000              86,621
Dr Pepper Snapple Group
 05-01-18                               6.82              295,000             311,967
Molson Coors Capital Finance
 09-22-10                               4.85              910,000(c)          931,795
SABMiller
 01-15-14                               5.70            2,015,000(c,d)      2,056,918
                                                                      ---------------
Total                                                                       3,387,301
-------------------------------------------------------------------------------------

GAMING (0.1%)
Boyd Gaming
 Sr Sub Nts
 02-01-16                               7.13              643,000             476,623
MGM MIRAGE
 Sr Secured
 11-15-17                              11.13              210,000(d)          225,488
Seneca Gaming
 Sr Unsecured
 05-01-12                               7.25               70,000              60,550
Shingle Springs Tribal Gaming Authority
 Sr Nts
 06-15-15                               9.38              310,000(d)          186,000
                                                                      ---------------
Total                                                                         948,661
-------------------------------------------------------------------------------------

GAS PIPELINES (1.2%)
CenterPoint Energy Resources
 Sr Unsecured
 02-15-11                               7.75            1,760,000           1,865,355
CenterPoint Energy Resources
 Sr Unsecured Series B
 04-01-13                               7.88               95,000             101,333
Colorado Interstate Gas
 Sr Unsecured
 11-15-15                               6.80            2,953,000           3,033,573
El Paso
 Sr Unsecured
 12-12-13                              12.00              325,000             352,625
 06-15-14                               6.88              105,000              97,991
Kinder Morgan Energy Partners LP
 Sr Unsecured
 03-15-11                               6.75              395,000             413,991
Northwest Pipeline
 Sr Unsecured
 06-15-16                               7.00              180,000             189,869
 04-15-17                               5.95            1,305,000           1,311,063
Southern Natural Gas
 Sr Unsecured
 04-01-17                               5.90            1,715,000(d)        1,660,988
Southern Star Central
 Sr Nts
 03-01-16                               6.75              380,000             338,675
Transcontinental Gas Pipe Line LLC
 Sr Unsecured
 04-15-16                               6.40            1,627,000           1,669,792


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
              RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT  71

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Balanced Fund

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
GAS PIPELINES (CONT.)
Transcontinental Gas Pipe Line LLC
 Sr Unsecured Series B
 08-15-11                               7.00%            $535,000            $564,660
                                                                      ---------------
Total                                                                      11,599,915
-------------------------------------------------------------------------------------

HEALTH CARE (0.4%)
Cardinal Health
 Sr Unsecured
 06-15-12                               5.65              740,000             763,975
Community Health Systems
 07-15-15                               8.88              491,000             481,180
DaVita
 03-15-13                               6.63              390,000             367,575
HCA
 Secured
 02-15-17                               9.88              795,000(d)          802,949
Omnicare
 12-15-13                               6.75              630,000             567,000
 12-15-15                               6.88               95,000              85,738
Select Medical
 02-01-15                               7.63              795,000             645,938
Tenet Healthcare
 Sr Secured
 07-01-19                               8.88              165,000(d)          165,413
                                                                      ---------------
Total                                                                       3,879,768
-------------------------------------------------------------------------------------

HEALTH CARE INSURANCE (0.1%)
Coventry Health Care
 Sr Unsecured
 08-15-14                               6.30              600,000             529,139
 03-15-17                               5.95              120,000              94,078
WellPoint
 Sr Unsecured
 01-15-16                               5.25              280,000             265,278
                                                                      ---------------
Total                                                                         888,495
-------------------------------------------------------------------------------------

HOME CONSTRUCTION (--%)
K Hovnanian Enterprises
 Sr Secured
 05-01-13                              11.50               75,000              64,875
-------------------------------------------------------------------------------------

INDEPENDENT ENERGY (1.1%)
Anadarko Petroleum
 Sr Unsecured
 09-15-16                               5.95            2,340,000           2,308,699
Chesapeake Energy
 01-15-16                               6.63              405,000             355,388
 01-15-16                               6.88              620,000             547,150
Denbury Resources
 03-01-16                               9.75              220,000             226,050
EnCana
 Sr Unsecured
 11-01-11                               6.30            2,290,000(c)        2,458,994
Forest Oil
 Sr Nts
 02-15-14                               8.50              420,000(d)          412,650
Nexen
 Sr Unsecured
 11-20-13                               5.05            1,165,000(c)        1,137,824
 03-10-35                               5.88               70,000(c)           59,979
 05-15-37                               6.40              380,000(c)          349,015
PetroHawk Energy
 Sr Nts
 08-01-14                              10.50              330,000(d)          337,425
Quicksilver Resources
 08-01-15                               8.25              600,000             534,000
Quicksilver Resources
 Sr Nts
 01-01-16                              11.75               65,000              67,275
Range Resources
 Sr Sub Nts
 05-15-19                               8.00              625,000             614,844
SandRidge Energy
 06-01-18                               8.00              440,000(d)          371,800
XTO Energy
 Sr Unsecured
 01-31-15                               5.00              335,000             339,728
 06-30-15                               5.30              400,000             411,138
                                                                      ---------------
Total                                                                      10,531,959
-------------------------------------------------------------------------------------

INTEGRATED ENERGY (--%)
TNK-BP Finance
 03-13-18                               7.88              200,000(c,d)        169,250
-------------------------------------------------------------------------------------

LIFE INSURANCE (0.4%)
Metropolitan Life Global Funding I
 Sr Secured
 04-10-13                               5.13            1,985,000(d)        2,007,333
Pricoa Global Funding I
 Sr Secured
 10-18-12                               5.40            1,730,000(d)        1,756,205
Principal Life Income Funding Trusts
 Sr Secured
 12-14-12                               5.30              330,000             329,598
Prudential Financial
 Sr Unsecured
 12-01-37                               6.63              130,000             112,632
                                                                      ---------------
Total                                                                       4,205,768
-------------------------------------------------------------------------------------

LODGING (--%)
Starwood Hotels & Resorts Worldwide
 Sr Unsecured
 10-15-14                               7.88              215,000             202,100
-------------------------------------------------------------------------------------

MEDIA CABLE (0.4%)
Comcast
 03-15-11                               5.50            2,230,000           2,331,913
CSC Holdings
 Sr Unsecured
 04-15-14                               8.50              330,000(d)          326,700
DIRECTV Holdings LLC/Financing
 05-15-16                               7.63              250,000             243,125
Time Warner Cable
 06-15-39                               6.75              375,000             362,674
Videotron Ltee
 04-15-18                               9.13               45,000(c,d)         45,788
 04-15-18                               9.13              190,000(c)          193,088
                                                                      ---------------
Total                                                                       3,503,288
-------------------------------------------------------------------------------------

MEDIA NON CABLE (1.2%)
DISH DBS
 10-01-13                               7.00              275,000             261,250
 10-01-14                               6.63              184,000             169,740
 02-01-16                               7.13              480,000             447,600
Lamar Media
 08-15-15                               6.63              610,000             533,750
Lamar Media
 Sr Nts
 04-01-14                               9.75              120,000(d)          124,800
Liberty Media LLC
 Sr Unsecured
 05-15-13                               5.70              869,000             751,685
News America
 12-15-35                               6.40              445,000             389,480
 11-15-37                               6.65              690,000             620,666
 01-09-38                               6.75              605,000             615,694
Nielsen Finance LLC
 08-01-14                              10.00              375,000             354,844
Rainbow Natl Services LLC
 09-01-12                               8.75              230,000(d)          231,725
Reed Elsevier Capital
 08-01-11                               6.75            1,495,000           1,570,719
RR Donnelley & Sons
 Sr Unsecured
 01-15-17                               6.13            2,475,000           2,177,032
Thomson Reuters
 10-01-14                               5.70            2,350,000(c)        2,386,055
 07-15-18                               6.50              205,000(c)          213,348
                                                                      ---------------
Total                                                                      10,848,388
-------------------------------------------------------------------------------------

METALS (0.1%)
Freeport-McMoRan Copper & Gold
 Sr Unsecured
 04-01-17                               8.38              735,000             740,513
-------------------------------------------------------------------------------------

NON CAPTIVE DIVERSIFIED (0.2%)
General Electric Capital
 Sr Unsecured
 01-10-39                               6.88            1,810,000           1,629,205
-------------------------------------------------------------------------------------

OIL FIELD SERVICES (--%)
Gaz Capital
 Secured
 11-22-16                               6.21              350,000(c,d)        294,000
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
72  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)

PACKAGING (0.1%)
Crown Americas LLC/Capital
 11-15-15                               7.75%            $390,000            $381,225
Owens-Brockway Glass Container
 05-15-13                               8.25              495,000             497,475
                                                                      ---------------
Total                                                                         878,700
-------------------------------------------------------------------------------------

PAPER (--%)
Georgia-Pacific LLC
 05-01-16                               8.25              205,000(d)          198,850
 01-15-17                               7.13              210,000(d)          195,300
                                                                      ---------------
Total                                                                         394,150
-------------------------------------------------------------------------------------

PHARMACEUTICALS (--%)
Valeant Pharmaceuticals Intl
 Sr Unsecured
 06-15-16                               8.38              130,000(d)          129,025
-------------------------------------------------------------------------------------

RAILROADS (0.2%)
Canadian Pacific Railway
 05-15-19                               7.25              375,000(c)          389,088
CSX
 Sr Unsecured
 03-15-12                               6.30              760,000             780,778
 04-01-15                               6.25              870,000             899,448
                                                                      ---------------
Total                                                                       2,069,314
-------------------------------------------------------------------------------------

TRANSPORTATION SERVICES (0.4%)
Erac USA Finance
 10-15-17                               6.38            3,835,000(d)        3,425,534
-------------------------------------------------------------------------------------

TREASURY (--%)
Govt of Indonesia
 (Indonesian Rupiah) Series FR43
 07-15-22                              10.25        3,307,000,000(c)          292,158
-------------------------------------------------------------------------------------

WIRELESS (0.3%)
CC Holdings GS V LLC/Crown Castle GS III
 Sr Secured
 05-01-17                               7.75              600,000(d)          585,000
Cricket Communications
 Sr Secured
 05-15-16                               7.75              485,000(d)          469,238
Nextel Communications
 Series D
 08-01-15                               7.38              465,000             370,838
Sprint Capital
 01-30-11                               7.63              566,000             559,633
US Cellular
 Sr Unsecured
 12-15-33                               6.70            1,180,000           1,130,400
                                                                      ---------------
Total                                                                       3,115,109
-------------------------------------------------------------------------------------

WIRELINES (2.2%)
AT&T
 Sr Unsecured
 03-15-11                               6.25            3,240,000           3,433,169
 01-15-38                               6.30              440,000             425,085
 02-15-39                               6.55            1,315,000           1,312,662
France Telecom
 07-08-14                               4.38              240,000(c,e)        241,867
 07-08-19                               5.38              580,000(c,e)        584,193
Frontier Communications
 Sr Unsecured
 01-15-13                               6.25              280,000             257,600
 05-01-14                               8.25              290,000             274,050
Qwest
 Sr Unsecured
 10-01-14                               7.50              980,000             934,675
Telecom Italia Capital
 11-15-13                               5.25              830,000(c)          813,888
 06-18-19                               7.18              400,000(c)          405,478
Telefonica Europe
 09-15-10                               7.75            1,245,000(c)        1,313,321
TELUS
 Sr Unsecured
 06-01-11                               8.00            4,170,500(c)        4,476,073
Verizon Communications
 Sr Unsecured
 04-01-39                               7.35              575,000             626,550
Verizon New York
 Sr Unsecured Series A
 04-01-12                               6.88            4,385,000           4,647,340
Verizon Pennsylvania
 Sr Unsecured Series A
 11-15-11                               5.65              475,000             501,600
Windstream
 08-01-16                               8.63              335,000             320,763
 03-15-19                               7.00              320,000             278,400
                                                                      ---------------
Total                                                                      20,846,714
-------------------------------------------------------------------------------------
TOTAL BONDS
(Cost: $362,193,939)                                                     $352,441,814
-------------------------------------------------------------------------------------



SENIOR LOANS (0.3%)(m)
                                    COUPON           PRINCIPAL
BORROWER                             RATE              AMOUNT                VALUE(a)
CHEMICALS (--%)
Hexion Specialty Chemicals
 Tranche C1 Term Loan
 05-05-13                               2.88%          $1,169,476            $787,056
Hexion Specialty Chemicals
 Tranche C2 Term Loan
 05-05-13                               2.88              255,113             171,691
                                                                      ---------------
Total                                                                         958,747
-------------------------------------------------------------------------------------

ELECTRIC (0.1%)
Energy Future Holdings
 Tranche B3 Term Loan
 10-10-14                          3.81-3.82            1,061,433             756,271
-------------------------------------------------------------------------------------

MEDIA CABLE (0.1%)
Charter Communications Operating LLC
 Term Loan
 03-05-14                               6.25              921,826             826,952
-------------------------------------------------------------------------------------

WIRELINES (0.1%)
Fairpoint Communications
 Tranche B Term Loan
 03-31-15                               5.00            1,002,506             745,865
-------------------------------------------------------------------------------------
TOTAL SENIOR LOANS
(Cost: $2,950,190)                                                         $3,287,835
-------------------------------------------------------------------------------------



FDIC-INSURED DEBT (0.1%)(o)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)
U.S. AGENCIES
JPMorgan Chase & Co
 FDIC Govt Guaranty
 02-23-11                               1.65%          $1,155,000          $1,165,475
-------------------------------------------------------------------------------------
TOTAL FDIC-INSURED DEBT
(Cost: $1,154,550)                                                         $1,165,475
-------------------------------------------------------------------------------------





MONEY MARKET FUND (4.1%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.30%              38,829,044(s)        $38,829,044
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $38,829,044)                                                       $38,829,044
-------------------------------------------------------------------------------------



INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN (5.9%)
                                                       SHARES                VALUE(a)
CASH COLLATERAL REINVESTMENT FUND
JPMorgan Prime Money Market Fund                     55,686,335           $55,686,335
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $55,686,335)                                                       $55,686,335
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $1,064,746,158)                                                 $1,060,535,615
=====================================================================================





                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
              RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT  73

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Balanced Fund


INVESTMENTS IN DERIVATIVES


FUTURES CONTRACTS OUTSTANDING AT JUNE 30, 2009



                                                          NUMBER OF                                  UNREALIZED
                                                          CONTRACTS      NOTIONAL     EXPIRATION    APPRECIATION
CONTRACT DESCRIPTION                                    LONG (SHORT)   MARKET VALUE      DATE      (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------
U.S. Long Bond, 20-year                                      109        12,901,173    Sept. 2009         $117,348
U.S. Treasury Note, 5-year                                    (5)         (573,594)    Oct. 2009              (29)
U.S. Treasury Note, 10-year                                   46         5,348,219    Sept. 2009           45,326
-----------------------------------------------------------------------------------------------------------------
Total                                                                                                    $162,645
-----------------------------------------------------------------------------------------------------------------




CREDIT DEFAULT SWAP CONTRACTS OUTSTANDING AT JUNE 30, 2009



                                                     REFERENCED      BUY/SELL   PAY/RECEIVE    EXPIRATION   NOTIONAL   UNREALIZED
COUNTERPARTY                                           ENTITY       PROTECTION   FIXED RATE       DATE       AMOUNT   APPRECIATION
----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Bank                               Cardinal Health       Buy         .225%    June 20, 2012  $740,000        $3,736
----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Bank                               NiSource Finance      Buy          .55     Dec. 20, 2012   760,000        44,089
----------------------------------------------------------------------------------------------------------------------------------
Total                                                                                                                      $47,825
----------------------------------------------------------------------------------------------------------------------------------




NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At June 30, 2009, the value of foreign securities represented 12.6% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Trustees. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2009, the value of these securities amounted to $31,937,977 or 3.4% of net assets.

(e) At June 30, 2009, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $66,189,343. See Note 2 to the financial statements.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) This is a variable rate security that entitles holders to receive only interest payments. Interest is paid annually. The interest payment is based on the Gross Domestic Product (GDP) level of the previous year for the respective country. To the extent that the previous year's GDP exceeds the 'base case GDP', an interest payment is made equal to 0.012225 of the difference.

(h) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on June 30, 2009.

(i) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

     AMBAC  --   Ambac Assurance Corporation
     MBIA   --   MBIA Insurance Corporation




--------------------------------------------------------------------------------
74  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

(j) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only security is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. The interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at June 30, 2009.

(k) Adjustable rate security; interest rate varies to reflect current market conditions; rate shown is the effective rate on June 30, 2009.

(l)  Identifies issues considered to be illiquid as to their marketability (see
     Note 2 to the financial statements). The aggregate value of such securities at June 30, 2009, was $16,612,146 representing 1.8% of net assets. Information concerning such security holdings at June 30, 2009, is as follows:

                                                ACQUISITION
     SECURITY                                      DATES                 COST
     ---------------------------------------------------------------------------
     Crown Paper Escrow                          04-16-07                    $--
     Goldman Sachs Group
       --% Absolute Trigger Mandatory
       Exchangeable Nts 2009                     05-18-09             15,500,000
     United Artists Theatre Circuit
       Pass-Through Ctfs
       9.30% 2015                         12-08-95 thru 08-12-96         970,253


(m) Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate ("LIBOR") and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(n) At June 30, 2009, investments in securities included securities valued at $1,414,882 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(o) This debt is guaranteed under the FDIC's Temporary Liquidity Guarantee Program (TLGP) and is backed by the full faith and credit of the United States.

(p)  This position is in bankruptcy.

(q)  Negligible market value.

(r) At June 30, 2009, security was partially or fully on loan. See Note 7 to the financial statements.

(s) Affiliated Money Market Fund -- See Note 9 to the financial statements. The rate shown is the seven-day current annualized yield at June 30, 2009.

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.



--------------------------------------------------------------------------------
              RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT  75

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Balanced Fund

FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

SFAS 157 establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. When a valuation uses multiple inputs from varying levels of the hierarchy, the hierarchy level is determined based on the lowest level input or inputs that are significant to the fair value measurement in its entirety. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described in Note 2 to the financial statements -- Valuation of securities.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.


--------------------------------------------------------------------------------
76  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

The following table is a summary of the inputs used to value the Fund's investments as of June 30, 2009:

                                                                      FAIR VALUE AT JUNE 30, 2009
                                                     ------------------------------------------------------------
                                                          LEVEL 1         LEVEL 2
                                                       QUOTED PRICES       OTHER        LEVEL 3
                                                         IN ACTIVE      SIGNIFICANT   SIGNIFICANT
                                                        MARKETS FOR     OBSERVABLE   UNOBSERVABLE
DESCRIPTION                                          IDENTICAL ASSETS     INPUTS        INPUTS          TOTAL
-----------------------------------------------------------------------------------------------------------------
Equity Securities
  Airlines                                               $5,534,024             $--           $1       $5,534,025
  Other                                                 601,306,386(a)    2,284,701(b)        --      603,591,087
-----------------------------------------------------------------------------------------------------------------
Total Equity Securities                                 606,840,410       2,284,701            1      609,125,112
-----------------------------------------------------------------------------------------------------------------
Bonds
  U.S. Government Obligations & Agencies                 17,526,659      18,987,571           --       36,514,230
  Foreign Government Obligations & Agencies                      --       4,495,638           --        4,495,638
  Corporate Debt Securities                                      --     136,772,140      989,997      137,762,137
  Asset-Backed Securities                                        --      15,417,346    1,816,500       17,233,846
  Residential Mortgage-Backed Securities                         --     125,136,033    4,876,477      130,012,510
  Commercial Mortgage-Backed Securities                          --      26,423,453           --       26,423,453
-----------------------------------------------------------------------------------------------------------------
Total Bonds                                              17,526,659     327,232,181    7,682,974      352,441,814
-----------------------------------------------------------------------------------------------------------------
Other
  Senior Loans                                                   --       3,287,835           --        3,287,835
  Affiliated Money Market Fund                           38,829,044(c)           --           --       38,829,044
  FDIC-Insured Debt Securities                                   --       1,165,475           --        1,165,475
  Investments of Cash Collateral Received for
    Securities on Loan                                   55,686,335              --           --       55,686,335
-----------------------------------------------------------------------------------------------------------------
Total Other                                              94,515,379       4,453,310           --       98,968,689
-----------------------------------------------------------------------------------------------------------------
Investments in Securities                               718,882,448     333,970,192    7,682,975    1,060,535,615
Other Financial Instruments                                 162,645(d)       47,825(d)        --          210,470
-----------------------------------------------------------------------------------------------------------------
Total                                                  $719,045,093    $334,018,017   $7,682,975   $1,060,746,085
-----------------------------------------------------------------------------------------------------------------



(a) All other industry classifications are identified in the Portfolio of Investments.
(b) Indicates certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading. Therefore, these investment securities were classified as Level 2 instead of Level 1. All other industry classifications are identified in the Portfolio of Investments.
(c) Money market fund that is a sweep investment for cash balances in the Fund at June 30, 2009.
(d) Other financial instruments are derivative instruments, such as futures and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

                                                                                     RESIDENTIAL
                                                              CORPORATE    ASSET-     MORTGAGE-
                                                     COMMON     DEBT       BACKED       BACKED
                                                     STOCKS  SECURITIES  SECURITIES   SECURITIES     TOTAL
-------------------------------------------------------------------------------------------------------------
Balance as of Dec. 31, 2008                              $1   $979,402     $232,500   $8,974,628  $10,186,531
  Accrued discounts/premiums                             --      1,097      (68,963)     (19,112)     (86,978)
  Realized gain (loss)                               24,234         --           --     (438,454)    (414,220)
  Change in unrealized appreciation (depreciation)       --     62,704       61,963    1,389,952    1,514,619
  Net purchases (sales)                             (24,234)   (53,206)   1,591,000   (3,364,630)  (1,851,070)
  Transfers in and/or out of Level 3                     --         --           --   (1,665,907)  (1,665,907)
-------------------------------------------------------------------------------------------------------------
Balance as of June 30, 2009                              $1   $989,997   $1,816,500   $4,876,477   $7,682,975
-------------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
              RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT  77

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Balanced Fund




HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.


--------------------------------------------------------------------------------
78  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS -------------------------------------------------------
RiverSource VP - Cash Management Fund
JUNE 30, 2009 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


U.S. GOVERNMENT AGENCIES (9.4%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)

Federal Home Loan Bank Disc Nts
 07-07-09                            0.31%           $25,000,000(b)       $25,000,000
 08-10-09                            0.20              9,000,000            8,998,000
 02-01-10                            0.51             34,000,000           33,898,472
 04-30-10                            0.71             20,000,000           19,997,510
Federal Home Loan Mtge Corp Disc Nts
 09-21-09                            0.70              5,000,000            4,992,028
 02-09-10                            0.82             18,000,000(b)        18,000,000
Federal Natl Mtge Assn Disc Nts
 10-26-09                            0.78             10,000,000            9,974,975
-------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCIES
(Cost: $120,860,985)                                                     $120,860,985
-------------------------------------------------------------------------------------



FDIC-INSURED DEBT (33.5%)(c)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)

Bank of America FDIC Govt Guaranty
 07-23-09                            0.24%           $25,000,000          $24,996,181
 07-27-09                            0.24             23,100,000           23,095,829
 08-14-09                            0.30             15,000,000           14,994,500
Citigroup Funding FDIC Govt Guaranty
 07-01-09                            0.30             15,000,000           15,000,000
 07-06-09                            0.20             14,000,000           13,999,533
 07-07-09                            0.21              8,300,000            8,299,668
 07-08-09                            0.21             28,600,000           28,598,665
 07-09-09                            0.22             33,700,000           33,698,203
 07-10-09                            0.22             15,000,000           14,999,100
 07-13-09                            0.22              9,300,000            9,299,256
 07-14-09                            0.23             20,500,000           20,498,223
 07-15-09                            0.23              5,500,000            5,499,487
 07-16-09                            0.23             15,000,000           14,998,500
 07-17-09                            0.23             53,800,000           53,794,262
 07-21-09                            0.23             34,100,000           34,095,453
 07-22-09                            0.23             24,000,000           23,996,640
 07-23-09                            0.23             10,000,000            9,998,533
 07-24-09                            0.23             13,100,000           13,097,991
 07-28-09                            0.23             17,400,000           17,396,868
 07-29-09                            0.23             12,800,000           12,797,611
 07-30-09                            0.24             15,000,000           14,997,100
 08-03-09                            0.24              4,900,000            4,898,922
 08-05-09                            0.24             15,900,000           15,896,290
-------------------------------------------------------------------------------------
TOTAL FDIC-INSURED DEBT
(Cost: $428,946,815)                                                     $428,946,815
-------------------------------------------------------------------------------------



CERTIFICATES OF DEPOSIT (7.3%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)

Bank of America
 07-22-09                            0.55%           $10,000,000          $10,000,000
 10-23-09                            1.05             15,000,000           15,000,000
Citibank
 08-13-09                            0.70              5,000,000            5,000,000
 09-02-09                            0.50             15,000,000           15,000,000
 09-08-09                            0.55              9,000,000            9,000,000
 09-22-09                            0.50              5,000,000            5,000,000
Lloyds Bank
 08-10-09                            0.87              5,000,000            5,000,110
Rabobank Nederland
 08-14-09                            0.35             12,000,000           12,000,000
Royal Bank of Scotland
 12-01-09                            1.20              2,800,000(b)         2,800,000
Toronto-Dominion Bank
 07-10-09                            0.50             15,000,000           15,000,000
-------------------------------------------------------------------------------------
TOTAL CERTIFICATES OF DEPOSIT
(Cost: $93,800,110)                                                       $93,800,110
-------------------------------------------------------------------------------------



FLOATING RATE NOTES (10.0%)(b)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)

AT&T
 02-05-10                            1.12%           $15,000,000          $15,002,797
Bank of America
 07-30-09                            1.24              5,000,000            5,000,000
 09-25-09                            0.48              5,000,000            4,972,396
 10-02-09                            1.40             15,000,000           14,966,599
General Electric Capital
 09-24-09                            0.35             10,000,000           10,000,000
HSBC USA
 08-14-09                            1.31             10,000,000           10,000,000
Lloyd Banking Group
 08-07-09                            1.29             25,000,000           25,006,054
New York Life Global Funding
 09-04-09                            0.75             10,000,000           10,000,000
US Bank
 08-19-09                            0.09             15,000,000           15,000,000
 09-10-09                            0.75              8,000,000            8,000,000
Wells Fargo & Co
 07-15-09                            0.47              5,000,000            5,000,125
 09-03-09                            0.38              5,000,000            5,000,000
-------------------------------------------------------------------------------------
TOTAL FLOATING RATE NOTES
(Cost: $127,947,971)                                                     $127,947,971
-------------------------------------------------------------------------------------



COMMERCIAL PAPER (40.2%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)
ASSET-BACKED (24.8%)
Amsterdam Funding
 07-02-09                            0.41%           $20,000,000(d)       $19,999,551
 07-06-09                            0.62             15,000,000(d)        14,998,479
 07-13-09                            0.62             10,000,000(d)         9,997,800
Bryant Park Funding LLC
 07-02-09                            0.15             11,400,000(d)        11,399,905
 07-31-09                            0.29             22,000,000           21,994,501
Chariot Funding LLC
 07-01-09                            0.51             12,000,000(d)        12,000,000
Enterprise Funding LLC
 07-20-09                            0.29              6,600,000(d)         6,598,955
 08-10-09                            0.84              9,000,000(d)         8,991,500
FCAR Owner Trust Series I
 07-13-09                            1.03             10,000,000            9,996,333
 07-23-09                            1.12             15,000,000           14,989,458
 07-24-09                            1.12              8,000,000            7,994,122
 07-28-09                            1.13              5,000,000            4,995,688
 07-29-09                            1.13             10,000,000            9,991,056
Jupiter Securitization LLC
 07-28-09                            0.28             15,000,000(d)        14,996,738
Old Line Funding LLC
 08-04-09                            0.39             10,000,000(d)         9,996,222
 08-17-09                            0.34             12,000,000(d)        11,994,673
Ranger Funding LLC
 08-10-09                            0.84             11,000,000(d)        10,989,611
 09-21-09                            0.50             15,000,000(d)        14,982,917
Salisbury Receivables LLC
 07-15-09                            0.29             13,000,000(d)        12,998,444
 07-16-09                            0.27             14,300,000(d)        14,298,338
Sheffield Receivables
 07-24-09                            0.29             10,000,000(d)         9,998,083
 07-28-09                            0.29             15,000,000(d)        14,996,625
 08-06-09                            0.28             10,000,000(d)         9,997,200
Windmill Funding
 07-20-09                            0.29             20,000,000(d)        19,996,833
 08-17-09                            0.40             12,000,000(d)        11,993,733
 08-19-09                            0.37              6,416,000(d)         6,412,769
                                                                      ---------------
Total                                                                     317,599,534
-------------------------------------------------------------------------------------

BANKING (10.6%)
ANZ National Intl
 07-20-09                            0.27              6,300,000(d)         6,299,069
Citigroup Funding
 07-14-09                            0.36             15,000,000           14,997,941
HSBC USA
 07-10-09                            0.24             10,000,000            9,999,350
JPMorgan Chase & Co
 07-08-09                            0.22             10,000,000            9,999,514
 07-15-09                            0.24              8,600,000            8,599,164
JPMorgan Chase Funding
 07-27-09                            0.24             15,000,000(d)        14,997,292


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
              RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT  79

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Cash Management Fund


COMMERCIAL PAPER (CONTINUED)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)
BANKING (CONT.)
Lloyds Bank
 07-02-09                            0.38%            $7,550,000           $7,549,843
 09-16-09                            0.94             10,000,000            9,979,894
Royal Bank of Scotland
 07-01-09                            1.26             10,000,000           10,000,000
 07-27-09                            1.02             14,000,000           13,989,434
Royal Bank of Scotland Group
 07-13-09                            0.70             10,000,000(d)         9,997,500
 08-20-09                            0.73              7,300,000(d)         7,292,599
Toronto Dominion Holdings USA
 07-16-09                            0.24             12,000,000(d)        11,998,750
                                                                      ---------------
Total                                                                     135,700,350
-------------------------------------------------------------------------------------

ELECTRIC (0.9%)
FPL Fuels
 08-03-09                            0.24             11,500,000           11,497,470
-------------------------------------------------------------------------------------

LIFE INSURANCE (3.9%)
MetLife Funding LLC
 07-20-09                            0.54             11,000,000           10,996,749
 08-18-09                            0.71             11,000,000           10,989,587
 09-14-09                            0.90             14,000,000           13,973,750
 09-15-09                            0.90             13,500,000           13,474,350
                                                                      ---------------
Total                                                                      49,434,436
-------------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER
(Cost: $514,231,790)                                                     $514,231,790
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $1,285,787,671)(e)                                              $1,285,787,671
=====================================================================================




NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on June 30, 2009. The maturity date disclosed represents the final maturity. For purposes of Rule 2a-7, maturity is the later of the next put or interest rate reset date.

(c) This debt is guaranteed under the FDIC's Temporary Liquidity Guarantee Program (TLGP) and is backed by the full faith and credit of the United States.

(d) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Trustees. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2009, the value of these securities amounted to $298,223,586 or 23.3% of net assets.

(e) Also represents the cost of securities for federal income tax purposes at June 30, 2009.



--------------------------------------------------------------------------------
80  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

SFAS 157 establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. When a valuation uses multiple inputs from varying levels of the hierarchy, the hierarchy level is determined based on the lowest level input or inputs that are significant to the fair value measurement in its entirety. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described in Note 2 to the financial statements -- Valuation of securities.

Short-term securities are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.


--------------------------------------------------------------------------------
              RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT  81

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Cash Management Fund

FAIR VALUE MEASUREMENTS (CONTINUED)




The following table is a summary of the inputs used to value the Fund's investments as of June 30, 2009:

                                                                     FAIR VALUE AT JUNE 30, 2009
                                                   --------------------------------------------------------------
                                                        LEVEL 1          LEVEL 2
                                                     QUOTED PRICES        OTHER         LEVEL 3
                                                       IN ACTIVE       SIGNIFICANT    SIGNIFICANT
                                                      MARKETS FOR      OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                        IDENTICAL ASSETS      INPUTS         INPUTS          TOTAL
-----------------------------------------------------------------------------------------------------------------
Investments in Securities
  U.S. Government Agencies                                $--          $120,860,985       $--        $120,860,985
  FDIC-Insured Debt                                        --           428,946,815        --         428,946,815
  Certificates of Deposit                                  --            93,800,110        --          93,800,110
  Floating Rate Notes                                      --           127,947,971        --         127,947,971
  Short-Term Securities                                    --           514,231,790        --         514,231,790
-----------------------------------------------------------------------------------------------------------------
Total                                                     $--        $1,285,787,671       $--      $1,285,787,671
-----------------------------------------------------------------------------------------------------------------





HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.


--------------------------------------------------------------------------------
82  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS -------------------------------------------------------
RiverSource VP - Diversified Bond Fund
JUNE 30, 2009 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


BONDS (104.4%)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
FOREIGN AGENCIES (0.2%)(C)
Pemex Project Funding Master Trust
 03-01-18                                5.75%         $2,425,000(r)       $2,231,000
 06-15-35                                6.63           3,368,000(r)        3,046,127
Petroleos de Venezuela
 04-12-17                                5.25           6,094,000           2,879,415
                                                                      ---------------
Total                                                                       8,156,542
-------------------------------------------------------------------------------------

SOVEREIGN (0.5%)(c)
Republic of Argentina
 09-12-13                                7.00           2,881,000           1,584,550
Republic of Argentina
 Sr Unsecured
 12-15-35                                0.00           4,660,000(g)          170,090
Republic of El Salvador
 06-15-35                                7.65           1,800,000(d)        1,512,000
Republic of Indonesia
 Sr Unsecured
 01-17-18                                6.88           2,109,000(d)        2,014,095
 10-12-35                                8.50           1,338,000(d)        1,359,743
 01-17-38                                7.75           1,150,000(d)        1,046,500
Republic of Philippines
 01-15-16                                8.00             575,000             633,938
 01-14-31                                7.75           2,732,000(r)        2,841,280
Republic of Turkey
 09-26-16                                7.00             590,000             603,275
 04-03-18                                6.75           1,857,000           1,847,715
 03-17-36                                6.88           4,585,000           4,195,274
Republic of Turkey
 Sr Unsecured
 11-07-19                                7.50             900,000             931,500
Republic of Uruguay
 05-17-17                                9.25             876,000(r)        1,003,020
Republic of Venezuela
 02-26-16                                5.75           2,181,000           1,248,623
 05-07-23                                9.00           2,200,000           1,346,400
Republic of Venezuela
 Sr Unsecured
 10-08-14                                8.50             944,000             670,240
Republica Orient Uruguay
 Sr Unsecured
 03-21-36                                7.63           2,184,000           2,102,100
Russian Federation
 03-31-30                                7.50           2,295,360(d)        2,258,060
                                                                      ---------------
Total                                                                      27,368,403
-------------------------------------------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS & AGENCIES (24.1%)
Federal Farm Credit Bank
 10-17-12                                4.50          17,155,000(r)       18,462,091
Federal Home Loan Mtge Corp
 07-17-15                                4.38          36,515,000(r)       38,966,727
 04-18-16                                5.25          39,540,000          43,771,373
 04-16-37                                6.00          27,775,000          28,185,098
Federal Natl Mtge Assn
 05-18-12                                4.88          30,760,000          33,389,554
 03-13-14                                2.75          30,120,000          30,055,543
 05-15-14                                2.50          20,370,000(r)       20,025,319
 04-15-15                                5.00          22,500,000(r)       24,637,005
 10-15-15                                4.38          27,350,000          28,905,477
 07-15-37                                5.63           9,840,000          10,241,549
U.S. Treasury
 11-30-10                                1.25           2,735,000           2,755,184
 03-31-11                                4.75         160,000,000(r)      170,543,679
 06-30-11                                1.13          16,255,000(r)       16,256,300
 02-15-14                                4.00          46,875,000(r)       50,159,906
 03-31-14                                1.75          14,726,000(r)       14,242,810
 04-30-14                                1.88          68,255,000(r)       66,233,969
 05-31-14                                2.25          59,615,000(r)       58,813,774
 06-30-14                                2.63          10,355,000(e,r)     10,387,411
 06-30-14                                2.63          54,090,000(r)       54,259,302
 02-15-15                                4.00         129,535,000(r)      137,620,834
 04-30-16                                2.63          70,000,000(r)       67,681,250
 05-15-19                                3.13          82,610,000(r)       79,899,566
 02-15-26                                6.00          36,293,000(r)       43,772,770
 02-15-29                                5.25         115,565,000(r)      129,974,569
 02-15-39                                3.50         106,205,000(r)       91,834,401
                                                                      ---------------
Total                                                                   1,271,075,461
-------------------------------------------------------------------------------------

ASSET-BACKED (4.3%)
American Express Credit Account Master Trust
 Series 2005-4 Cl A
 01-15-15                                0.39           8,825,000(i)        8,495,971
American Express Credit Account Master Trust
 Series 2006-2 Cl A
 01-15-14                                5.35          14,225,000          14,901,976
American Express Credit Account Master Trust
 Series 2006-3 Cl A
 03-17-14                                0.34           8,000,000(i)        7,796,810
AmeriCredit Automobile Receivables Trust
 Series 2007-DF Cl A3A (FSA)
 07-06-12                                5.49           6,436,130(l)        6,530,444
Bank of America Credit Card Trust
 Series 2008-A5 Cl A5
 12-16-13                                1.52          12,625,000(i)       12,591,010
Capital Auto Receivables Asset Trust
 Series 2006-SN1A Cl A4B
 03-20-10                                0.43           1,175,893(d,i)      1,175,893
Capital Auto Receivables Asset Trust
 Series 2006-SN1A Cl D
 04-20-11                                6.15           4,750,000(d)        4,720,090
Capital One Multi-Asset Execution Trust
 Series 2006-A10 Cl A10
 06-16-14                                5.15           5,000,000           5,225,988
Carmax Auto Owner Trust
 Series 2009-1 Cl A4
 12-16-13                                5.81           7,450,000           7,753,648
Citibank Omni Master Trust
 Series 2007-A9A Cl A9
 12-23-13                                1.42          20,925,000(d,i)     20,890,413
Countrywide Asset-backed Ctfs
 Series 2005-10 Cl AF6
 02-25-36                                4.92           1,124,066             609,301
Countrywide Asset-backed Ctfs
 Series 2006-4 Cl 1A1M
 07-25-36                                0.57           1,021,482(i)          559,691
CPS Auto Trust
 Series 2007-A Cl A3 (MBIA)
 09-15-11                                5.04           4,612,408(d,l)      4,576,797
CPS Auto Trust
 Series 2007-C Cl A3 (FSA)
 05-15-12                                5.43           7,904,801(d,l)      8,020,998
Deutsche Mtge Securities
 Collateralized Mtge Obligation
 Series 2009-RS2 Cl 4A1
 04-26-37                                0.42          28,011,804(d,h)     24,160,181
Dunkin Securitization
 Series 2006-1 Cl A2 (AMBAC)
 06-20-31                                5.78           7,000,000(d,l)      6,323,310
JPMorgan Reremic
 Collateralized Mtge Obligation
 Series 2009-5 Cl 4AI
 04-25-37                                0.43          10,900,000(d,h)      9,919,000
Merrill Lynch First Franklin Mtge Loan Trust
 Series 2007-2 Cl A2A
 05-25-37                                0.42          25,495,575(i)       24,154,176
Merrill Lynch First Franklin Mtge Loan Trust
 Series 2007-3 Cl A2A
 06-25-37                                0.36          19,532,796(i)       17,772,780
Natl Collegiate Student Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2006-2 Cl AIO
 08-25-11                         20.02-23.47           7,000,000(k)          665,000
Natl Collegiate Student Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2006-3 Cl AIO
 01-25-12                                5.88          12,400,000(k)        1,935,566
Natl Collegiate Student Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2006-4 Cl AIO
 02-27-12                               24.25          11,633,000(k)        1,413,875


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
              RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT  83

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Diversified Bond Fund

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
ASSET-BACKED (CONT.)
RAAC Series
 Series 2007-SP1 Cl A1
 03-25-37                                0.46%        $14,558,318(i)      $12,328,636
Renaissance Home Equity Loan Trust
 Series 2005-4 Cl A3
 02-25-36                                5.57           1,949,327           1,816,886
Renaissance Home Equity Loan Trust
 Series 2006-1 Cl AF3
 05-25-36                                5.61             396,216             329,070
Renaissance Home Equity Loan Trust
 Series 2006-2 Cl AF3
 08-25-36                                5.80             150,000             104,924
Renaissance Home Equity Loan Trust
 Series 2007-2 Cl AF3
 06-25-37                                5.74             175,000(o)           69,459
Renaissance Home Equity Loan Trust
 Series 2007-2 Cl M4
 06-25-37                                6.31           1,645,000(o)           84,771
Renaissance Home Equity Loan Trust
 Series 2007-2 Cl M5
 06-25-37                                6.66           1,065,000(o)           47,241
Renaissance Home Equity Loan Trust
 Series 2007-2 Cl M6
 06-25-37                                7.01           1,565,000(o)           59,583
Residential Asset Securities
 Series 2004-KS8 Cl AI3
 08-25-30                                3.84              12,400              12,237
Residential Asset Securities
 Series 2007-KS3 Cl AI2
 04-25-37                                0.49          14,950,000(i)        8,160,197
Saxon Asset Securities Trust
 Series 2007-2 Cl A2A
 05-25-37                                0.41           4,078,817(i)        3,067,514
Triad Auto Receivables Owner Trust
 Series 2007-B Cl A3A (FSA)
 10-12-12                                5.24           3,120,000(l)        2,859,816
Volkswagen Auto Lease Trust
 Series 2009-A Cl A3
 04-16-12                                3.41           8,325,000           8,413,834
                                                                      ---------------
Total                                                                     227,547,086
-------------------------------------------------------------------------------------

COMMERCIAL MORTGAGE-BACKED (6.6%)(f)
Banc of America Commercial Mtge
 Series 2007-1 Cl A3
 01-15-49                                5.45          15,170,000          12,419,826
Bear Stearns Commercial Mtge Securities
 Series 2003-T10 Cl A1
 03-13-40                                4.00             157,128             152,905
Bear Stearns Commercial Mtge Securities
 Series 2004-PWR5 Cl A3
 07-11-42                                4.57           5,530,000           5,172,390
Bear Stearns Commercial Mtge Securities
 Series 2007-PW16 Cl A1
 06-11-40                                5.59           2,388,707           2,413,234
Bear Stearns Commercial Mtge Securities
 Series 2007-T26 Cl A2
 01-12-45                                5.33          10,000,000           9,461,720
Bear Stearns Commercial Mtge Securities
 Series 2007-T28 Cl A1
 09-11-42                                5.42             280,202             288,901
CDC Commercial Mtge Trust
 Series 2002-FX1 Cl A1
 05-15-19                                5.25              31,562              31,862
CDC Commercial Mtge Trust
 Series 2002-FX1 Cl A2
 11-15-30                                5.68          17,975,000          18,402,443
Citigroup Commercial Mtge Trust
 Series 2006-C5 Cl A4
 10-15-49                                5.43           3,991,000           3,192,007
Citigroup/Deutsche Bank Commercial Mtge Trust
 Series 2005-CD1 Cl ASB
 07-15-44                                5.40           1,975,000           1,919,004
Commercial Mtge Pass-Through Ctfs
 Series 2006-CN2A Cl BFL
 02-05-19                                0.63           1,625,000(d,i)        810,879
CS First Boston Mtge Securities
 Series 2001-CP4 Cl A4
 12-15-35                                6.18          11,976,986          12,315,149
CS First Boston Mtge Securities
 Series 2004-C1 Cl A4
 01-15-14                                4.75           6,225,000           5,567,661
CS First Boston Mtge Securities
 Series 2004-C2 Cl A1
 05-15-36                                3.82           1,646,966           1,574,836
CS First Boston Mtge Securities
 Series 2005-C5 Cl A4
 08-15-38                                5.10          18,610,000          15,991,183
Federal Natl Mtge Assn #387486
 07-01-15                                4.70           9,113,231           9,369,557
Federal Natl Mtge Assn #735029
 09-01-13                                5.32             105,157             110,520
Federal Natl Mtge Assn #735390
 03-01-16                                4.87           2,507,579           2,624,028
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Series 2002-M2 Cl C
 08-25-12                                4.72              74,046              77,736
GE Capital Commercial Mtge Corp
 Series 2001-3 Cl A2
 06-10-38                                6.07           9,784,000           9,837,775
GE Capital Commercial Mtge
 Series 2005-C1 Cl A5
 06-10-48                                4.77           2,700,000           2,211,456
GE Capital Commercial Mtge
 Series 2005-C3 Cl A5
 07-10-45                                4.98          10,000,000           9,309,826
General Electric Capital Assurance
 Series 2003-1 Cl A3
 05-12-35                                4.77             270,614(d)          270,199
General Electric Capital Assurance
 Series 2003-1 Cl A4
 05-12-35                                5.25           4,000,000(d)        3,839,366
Greenwich Capital Commercial Funding
 Series 2003-C1 Cl A3
 07-05-35                                3.86           8,080,000           7,646,015
Greenwich Capital Commercial Funding
 Series 2004-GG1 Cl A5
 06-10-36                                4.88           1,725,000           1,665,469
Greenwich Capital Commercial Funding
 Series 2007-GG9 Cl A4
 03-10-39                                5.44          11,670,000           9,302,327
GS Mtge Securities II
 Series 2006-GG6 Cl A4
 04-10-38                                5.55           5,500,000           4,529,602
GS Mtge Securities II
 Series 2007-EOP Cl J
 03-06-20                                1.17           8,650,000(d,i)      5,618,223
GS Mtge Securities II
 Series 2007-GG10 Cl F
 08-10-45                                5.99           5,700,000             779,076
JPMorgan Chase Commercial Mtge Securities
 Series 2003-CB6 Cl A1
 07-12-37                                4.39           2,078,362           2,085,220
JPMorgan Chase Commercial Mtge Securities
 Series 2003-LN1 Cl A1
 10-15-37                                4.13           1,699,067           1,647,906
JPMorgan Chase Commercial Mtge Securities
 Series 2003-ML1A Cl A1
 03-12-39                                3.97             765,934             721,468
JPMorgan Chase Commercial Mtge Securities
 Series 2003-ML1A Cl A2
 03-12-39                                4.77          10,950,000          10,262,856
JPMorgan Chase Commercial Mtge Securities
 Series 2004-C2 Cl A2
 05-15-41                                5.28           1,450,000           1,382,487
JPMorgan Chase Commercial Mtge Securities
 Series 2004-CBX Cl A3
 01-12-37                                4.18           3,070,188           3,052,089
JPMorgan Chase Commercial Mtge Securities
 Series 2004-LN2 Cl A1
 07-15-41                                4.48           8,526,313           8,492,791
JPMorgan Chase Commercial Mtge Securities
 Series 2005-LDP4 Cl AM
 10-15-42                                5.00          18,835,000          12,040,003
JPMorgan Chase Commercial Mtge Securities
 Series 2005-LDP5 Cl A4
 12-15-44                                5.34           2,575,000           2,224,469
JPMorgan Chase Commercial Mtge Securities
 Series 2006-CB17 Cl A1
 12-12-43                                5.28           8,889,810           8,973,839
JPMorgan Chase Commercial Mtge Securities
 Series 2006-LDP6 Cl ASB
 04-15-43                                5.49          10,020,000           9,408,409


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
84  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
COMMERCIAL MORTGAGE-BACKED (CONT.)
JPMorgan Chase Commercial Mtge Securities
 Series 2007-CB20 Cl A4
 02-12-51                                5.79%        $17,550,000         $13,110,116
JPMorgan Chase Commercial Mtge Securities
 Series 2007-CB20 Cl AM
 02-12-51                                6.11          13,850,000           6,222,020
JPMorgan Chase Commercial Mtge Securities
 Series 2007-CB20 Cl E
 02-12-51                                6.40           5,925,000(d)          437,475
JPMorgan Chase Commercial Mtge Securities
 Series 2007-LDPX Cl A3
 01-15-49                                5.42           9,098,000           6,696,942
LB-UBS Commercial Mtge Trust
 Series 2004-C2 Cl A3
 03-15-29                                3.97           2,500,000           2,298,145
LB-UBS Commercial Mtge Trust
 Series 2004-C6 Cl A6
 08-15-29                                5.02           4,000,000           3,373,410
LB-UBS Commercial Mtge Trust
 Series 2006-C4 Cl AAB
 06-15-32                                6.05           7,200,000           6,746,270
LB-UBS Commercial Mtge Trust
 Series 2006-C6 Cl A4
 09-15-39                                5.37           6,395,000           5,113,870
LB-UBS Commercial Mtge Trust
 Series 2007-C6 Cl A4
 07-15-40                                5.86          19,290,000          14,204,621
LB-UBS Commercial Mtge Trust
 Series 2008-C1 Cl A1
 04-15-41                                5.61           1,456,874           1,418,461
Merrill Lynch Mtge Trust
 Series 2008-C1 Cl A1
 02-12-51                                4.71           3,086,420           3,093,148
Morgan Stanley Capital I
 Series 2003-T11 Cl A2
 06-13-41                                4.34             698,371             697,163
Morgan Stanley Capital I
 Series 2004-HQ4 Cl A5
 04-14-40                                4.59           2,775,000           2,636,250
Morgan Stanley Capital I
 Series 2005-IQ9 Cl AAB
 07-15-56                                4.51             260,000             253,506
Morgan Stanley Capital I
 Series 2006-T23 Cl AAB
 08-12-41                                5.97           5,575,000           5,316,889
TIAA Seasoned Commercial Mtge Trust
 Series 2007-C4 Cl A1
 08-15-39                                5.69           1,457,150           1,488,450
TIAA Seasoned Commercial Mtge Trust
 Series 2007-C4 Cl A3
 08-15-39                                6.10          12,055,000          11,253,992
Wachovia Bank Commercial Mtge Trust
 Series 2003-C7 Cl A2
 10-15-35                                5.08          16,750,000(d)       15,573,710
Wachovia Bank Commercial Mtge Trust
 Series 2005-C16 Cl A2
 10-15-41                                4.38           6,805,377           6,780,880
Wachovia Bank Commercial Mtge Trust
 Series 2005-C20 Cl A5
 07-15-42                                5.09           3,150,000           2,902,579
Wachovia Bank Commercial Mtge Trust
 Series 2006-C24 Cl A3
 03-15-45                                5.56          12,325,000          10,542,292
Wachovia Bank Commercial Mtge Trust
 Series 2006-C24 Cl APB
 03-15-45                                5.58           4,000,000           3,703,186
Wachovia Bank Commercial Mtge Trust
 Series 2006-C27 Cl APB
 07-15-45                                5.73           6,375,000           5,806,293
Wachovia Bank Commercial Mtge Trust
 Series 2006-C29 Cl A4
 11-15-48                                5.31           1,875,000           1,432,065
                                                                      ---------------
Total                                                                     348,298,445
-------------------------------------------------------------------------------------

MORTGAGE-BACKED (37.6%)(f)
Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2007-1 Cl 3A21
 03-25-37                                6.18           5,756,593(h)        3,287,592
American Home Mtge Assets
 Collateralized Mtge Obligation
 Series 2007-2 Cl A2A
 03-25-47                                0.48          11,467,269(h)        2,680,081
Banc of America Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2003-1 Cl A1
 02-25-33                                5.00              91,992              83,459
Banc of America Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2003-11 Cl 1A1
 01-25-34                                6.00           2,285,236           2,050,403
Banc of America Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2004-3 Cl 1A1
 04-25-34                                6.00           4,064,545           3,637,133
Banc of America Funding
 Collateralized Mtge Obligation
 Series 2007-8 Cl 1A1
 10-25-37                                6.00          16,868,802           9,027,446
Banc of America Mtge Securities
 Collateralized Mtge Obligation
 Series 2004-E Cl 2A6
 06-25-34                                4.17             350,000(h)          235,337
Bear Stearns Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2005-8 Cl A4
 08-25-35                                5.10           6,150,000(d,h)      4,270,783
ChaseFlex Trust
 Collateralized Mtge Obligation
 Series 2005-2 Cl 2A2
 06-25-35                                6.50             250,801             216,904
Citigroup Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2009-6 Cl 13A1
 01-25-37                                0.40          21,963,000(d,h)     19,394,372
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2007-8CB Cl A13
 05-25-37                               42.96           5,731,290(k)          524,406
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2003-11T1 Cl A1
 07-25-18                                4.75           1,332,057           1,311,660
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2003-20CB Cl 1A1
 10-25-33                                5.50          17,529,374          14,024,184
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-14 Cl 2A2
 05-25-35                                0.56           4,449,598(i)        2,027,375
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-6CB Cl 1A1
 04-25-35                                7.50           2,121,014           1,373,533
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-22R Cl 1A2
 05-25-36                                6.00           4,899,605           4,178,639
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-45T1 Cl 2A5
 02-25-37                                6.00           9,194,644           4,825,752
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-HY12 Cl A2
 08-25-36                                6.13             164,129             130,308
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-OA11 Cl A3B1
 09-25-46                                0.49             171,697(i)          119,253
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2007-OA9 Cl A2
 06-25-47                                0.66          10,863,756(i)        2,602,960
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2007-OH1 Cl A1A
 04-25-47                                0.40           3,630,506(i)        2,824,244


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
              RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT  85

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Diversified Bond Fund


BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
MORTGAGE-BACKED (CONT.)
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2007-OH3 Cl A3
 09-25-47                                0.81%        $18,666,504(i)       $1,996,004
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2005-R2 Cl 2A1
 06-25-35                                7.00           3,029,406(d)        2,419,856
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2006-HYB1 Cl 1A1
 03-20-36                                5.31           3,740,404(h)        1,841,776
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2006-HYB5 Cl 2A2
 09-20-36                                5.81           6,771,684(h)        1,130,428
CS First Boston Mtge Securities
 Collateralized Mtge Obligation
 Series 2003-29 Cl 8A1
 11-25-18                                6.00           1,283,139           1,165,651
CS First Boston Mtge Securities
 Collateralized Mtge Obligation
 Series 2004-8 Cl 7A1
 12-25-34                                6.00          11,584,314           8,797,291
Deutsche Bank Alternate Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2006-AR6 Cl A3
 02-25-37                                0.40           2,535,220(i)        2,246,015
Deutsche Bank Alternate Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2007-AR3 Cl 2A1
 06-25-37                                0.42           2,737,835(i)        2,477,588
Federal Home Loan Mtge Corp
 07-01-39                                4.50         107,500,000(e)      106,996,039
 07-01-39                                5.50          26,500,000(e)       27,352,982
 07-01-39                                6.00          44,900,000(e)       46,850,366
Federal Home Loan Mtge Corp #1B3592
 09-01-37                                6.03           6,610,011(h)        6,959,155
Federal Home Loan Mtge Corp #1G3723
 08-01-37                                6.13           3,824,881(h)        4,004,289
Federal Home Loan Mtge Corp #A27373
 10-01-34                                6.50             438,986             468,900
Federal Home Loan Mtge Corp #A57402
 02-01-37                                5.00             452,483             460,878
Federal Home Loan Mtge Corp #A76134
 04-01-38                                7.00          11,637,454          12,525,706
Federal Home Loan Mtge Corp #A76794
 05-01-38                                5.00             286,617             291,919
Federal Home Loan Mtge Corp #A77681
 06-01-38                                5.00             726,810             740,255
Federal Home Loan Mtge Corp #A77795
 05-01-38                                5.00             110,604             112,650
Federal Home Loan Mtge Corp #A78754
 06-01-38                                5.00           8,303,776           8,457,383
Federal Home Loan Mtge Corp #A79828
 07-01-38                                5.00             757,537             771,550
Federal Home Loan Mtge Corp #A81357
 08-01-38                                5.00             266,378             271,306
Federal Home Loan Mtge Corp #A81959
 09-01-38                                5.00             477,593             486,428
Federal Home Loan Mtge Corp #A83576
 12-01-38                                5.00             452,622             460,995
Federal Home Loan Mtge Corp #A83578
 12-01-38                                5.00          14,212,031          14,474,931
Federal Home Loan Mtge Corp #A83645
 12-01-38                                5.00          17,855,458          18,185,756
Federal Home Loan Mtge Corp #A84289
 01-01-39                                5.00           7,773,293           7,917,087
Federal Home Loan Mtge Corp #A84808
 03-01-39                                5.00           1,964,208           2,000,346
Federal Home Loan Mtge Corp #B11452
 12-01-18                                6.00             997,594           1,059,258
Federal Home Loan Mtge Corp #B11835
 01-01-19                                5.50              75,762              79,948
Federal Home Loan Mtge Corp #B12280
 02-01-19                                5.50             100,388             105,934
Federal Home Loan Mtge Corp #C00356
 08-01-24                                8.00              70,837              78,289
Federal Home Loan Mtge Corp #C14412
 09-01-28                                6.00           1,052,717           1,110,637
Federal Home Loan Mtge Corp #C46101
 08-01-29                                6.50             200,468             215,506
Federal Home Loan Mtge Corp #C53878
 12-01-30                                5.50             761,613             791,207
Federal Home Loan Mtge Corp #C59161
 10-01-31                                6.00           1,994,958           2,100,355
Federal Home Loan Mtge Corp #C79930
 06-01-33                                5.50           1,796,101           1,863,157
Federal Home Loan Mtge Corp #C80198
 08-01-24                                8.00              36,934              40,819
Federal Home Loan Mtge Corp #C80253
 01-01-25                                9.00              41,655              46,308
Federal Home Loan Mtge Corp #C90767
 12-01-23                                6.00           2,882,497           3,039,668
Federal Home Loan Mtge Corp #D95319
 03-01-22                                6.00             273,780             288,886
Federal Home Loan Mtge Corp #D96300
 10-01-23                                5.50             265,573             276,319
Federal Home Loan Mtge Corp #E01127
 02-01-17                                6.50           1,527,271           1,616,460
Federal Home Loan Mtge Corp #E01419
 05-01-18                                5.50             931,548             977,950
Federal Home Loan Mtge Corp #E98725
 08-01-18                                5.00           2,989,592           3,107,732
Federal Home Loan Mtge Corp #E99684
 10-01-18                                5.00           2,624,598           2,729,714
Federal Home Loan Mtge Corp #G01108
 04-01-30                                7.00           1,392,442           1,512,602
Federal Home Loan Mtge Corp #G01410
 04-01-32                                7.00              58,221              63,042
Federal Home Loan Mtge Corp #G01427
 12-01-31                                6.50             491,725             527,692
Federal Home Loan Mtge Corp #G01535
 04-01-33                                6.00             403,780             426,346
Federal Home Loan Mtge Corp #G03419
 07-01-37                                6.00          36,689,720          38,335,742
Federal Home Loan Mtge Corp #G04468
 07-01-38                                5.00             465,692             474,307
Federal Home Loan Mtge Corp #G04690
 09-01-38                                5.00             471,367             480,086
Federal Home Loan Mtge Corp #G04691
 06-01-38                                5.00              25,382              25,851
Federal Home Loan Mtge Corp #G04699
 09-01-38                                5.00           4,655,871           4,741,998
Federal Home Loan Mtge Corp #G04832
 10-01-38                                5.00             947,557             965,139
Federal Home Loan Mtge Corp #G04833
 10-01-38                                5.00             198,886             202,565
Federal Home Loan Mtge Corp #G04965
 12-01-38                                5.00             458,641             467,125
Federal Home Loan Mtge Corp #G05198
 12-01-37                                5.00           3,700,272           3,771,820
Federal Home Loan Mtge Corp #G05205
 01-01-39                                5.00          23,249,497          23,679,577
Federal Home Loan Mtge Corp #G30225
 02-01-23                                6.00           3,527,112           3,721,712
Federal Home Loan Mtge Corp #H01089
 08-01-37                                6.00          29,098,623          30,308,603
Federal Home Loan Mtge Corp #H01724
 09-01-37                                6.00          11,636,127          12,130,207
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 2795 Cl IY
 07-15-17                               82.15              97,110(k)            3,678
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 2817 Cl SA
 06-15-32                         45.09-50.24           5,949,200(k)          397,181
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Series 1241 Cl K
 03-15-22                                7.00              81,953              82,309
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Series 2576 Cl KJ
 02-15-33                                5.50           2,629,100           2,705,904
Federal Natl Mtge Assn
 07-01-24                                4.50          36,875,000(e)       37,612,500
 07-01-24                                5.00          33,200,000(e)       34,351,642
 07-01-24                                5.50          13,875,000(e)       14,516,719
 07-01-24                                6.00          15,000,000(e)       15,876,570
 07-01-39                                4.50          63,800,000(e)       63,660,405
 07-01-39                                5.00         181,000,000(e)      184,280,624
 07-01-39                                5.50         135,700,000(e)      140,067,911
 07-01-39                                6.50           3,500,000(e)        3,727,500
 07-01-39                                7.00           1,000,000(e)        1,085,000


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
86  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #125032
 11-01-21                                8.00%            $14,882             $16,277
Federal Natl Mtge Assn #125474
 02-01-27                                7.50             475,267             518,463
Federal Natl Mtge Assn #190353
 08-01-34                                5.00           9,330,787           9,538,907
Federal Natl Mtge Assn #190899
 04-01-23                                8.50             146,393             159,350
Federal Natl Mtge Assn #190988
 06-01-24                                9.00             151,324             164,387
Federal Natl Mtge Assn #252440
 05-01-29                                7.00              94,689             103,964
Federal Natl Mtge Assn #253883
 08-01-16                                6.00             361,063             384,961
Federal Natl Mtge Assn #254224
 02-01-17                                7.00             618,861             657,686
Federal Natl Mtge Assn #254560
 11-01-32                                5.00           2,150,220           2,203,690
Federal Natl Mtge Assn #254675
 01-01-23                                6.50             100,892             108,525
Federal Natl Mtge Assn #254916
 09-01-23                                5.50           2,980,140           3,101,819
Federal Natl Mtge Assn #255364
 09-01-34                                6.00             334,779             352,048
Federal Natl Mtge Assn #256171
 03-01-26                                6.00          14,970,320          15,762,896
Federal Natl Mtge Assn #256636
 03-01-37                                5.50             141,868             146,655
Federal Natl Mtge Assn #257016
 12-01-37                                7.00           5,447,651           5,917,151
Federal Natl Mtge Assn #257161
 04-01-38                                5.50              96,059              99,294
Federal Natl Mtge Assn #257593
 03-01-39                                5.50              66,740              68,988
Federal Natl Mtge Assn #303727
 02-01-11                                6.00              16,193              16,727
Federal Natl Mtge Assn #323715
 05-01-29                                6.00              49,174              52,003
Federal Natl Mtge Assn #442411
 11-01-28                                6.50             830,316             895,201
Federal Natl Mtge Assn #445254
 12-01-13                                5.50             881,865             930,588
Federal Natl Mtge Assn #446964
 10-01-28                                6.00           2,789,301           2,949,740
Federal Natl Mtge Assn #450370
 01-01-29                                6.50           1,255,158           1,353,241
Federal Natl Mtge Assn #484820
 04-01-14                                5.50               4,467               4,714
Federal Natl Mtge Assn #50553
 04-01-22                                8.00              60,976              66,435
Federal Natl Mtge Assn #510587
 08-01-29                                7.00              74,168              81,433
Federal Natl Mtge Assn #545339
 11-01-31                                6.50              67,255              72,820
Federal Natl Mtge Assn #545342
 04-01-13                                7.00              74,357              77,626
Federal Natl Mtge Assn #545869
 07-01-32                                6.50             979,384           1,056,888
Federal Natl Mtge Assn #545874
 08-01-32                                6.50              87,999              94,629
Federal Natl Mtge Assn #545885
 08-01-32                                6.50           2,108,521           2,287,745
Federal Natl Mtge Assn #545910
 08-01-17                                6.00             938,343             993,300
Federal Natl Mtge Assn #555340
 04-01-33                                5.50             106,306             110,954
Federal Natl Mtge Assn #555375
 04-01-33                                6.00           6,737,866(q)        7,156,680
Federal Natl Mtge Assn #555376
 04-01-18                                4.50             127,971             132,765
Federal Natl Mtge Assn #555458
 05-01-33                                5.50           8,500,050           8,794,917
Federal Natl Mtge Assn #555528
 04-01-33                                6.00          16,575,179          17,476,778
Federal Natl Mtge Assn #555734
 07-01-23                                5.00           2,505,119           2,573,037
Federal Natl Mtge Assn #576603
 03-01-15                                6.00           1,703,247           1,811,723
Federal Natl Mtge Assn #606882
 10-01-31                                7.00             292,941             320,931
Federal Natl Mtge Assn #609621
 11-01-31                                7.00           1,737,345           1,903,346
Federal Natl Mtge Assn #615135
 11-01-16                                6.00             108,696             115,890
Federal Natl Mtge Assn #617746
 08-01-32                                6.50             136,166             146,296
Federal Natl Mtge Assn #626720
 01-01-17                                6.00              93,157              99,323
Federal Natl Mtge Assn #630599
 05-01-32                                7.00           2,643,118           2,893,119
Federal Natl Mtge Assn #634367
 03-01-17                                6.50             591,332             628,282
Federal Natl Mtge Assn #645569
 06-01-32                                7.00             222,335             243,364
Federal Natl Mtge Assn #646938
 06-01-32                                7.00           1,001,146           1,095,840
Federal Natl Mtge Assn #647549
 08-01-17                                6.00             939,599           1,001,201
Federal Natl Mtge Assn #650009
 09-01-31                                7.50               8,020               8,751
Federal Natl Mtge Assn #650159
 10-01-32                                6.50           1,790,820           1,943,452
Federal Natl Mtge Assn #652600
 02-01-18                                5.50           3,459,051           3,655,568
Federal Natl Mtge Assn #667604
 10-01-32                                5.50           4,487,612           4,660,762
Federal Natl Mtge Assn #667721
 03-01-33                                6.00           1,482,515           1,571,634
Federal Natl Mtge Assn #667787
 02-01-18                                5.50             455,789             481,399
Federal Natl Mtge Assn #669925
 09-01-17                                6.50           1,431,147           1,527,409
Federal Natl Mtge Assn #670382
 09-01-32                                6.00           3,954,278           4,169,369
Federal Natl Mtge Assn #670387
 08-01-32                                7.00             509,184             557,963
Federal Natl Mtge Assn #672289
 12-01-17                                5.50             254,012             267,804
Federal Natl Mtge Assn #677089
 01-01-33                                5.50             103,536             107,531
Federal Natl Mtge Assn #677695
 02-01-33                                6.50             235,910             255,163
Federal Natl Mtge Assn #678028
 09-01-17                                6.00             330,758             352,444
Federal Natl Mtge Assn #683116
 02-01-33                                6.00             416,109             438,743
Federal Natl Mtge Assn #684585
 02-01-33                                5.50             382,947             399,481
Federal Natl Mtge Assn #684586
 03-01-33                                6.00           1,244,693           1,320,733
Federal Natl Mtge Assn #684601
 03-01-33                                6.00             950,955           1,010,543
Federal Natl Mtge Assn #687051
 01-01-33                                6.00           3,965,129           4,144,876
Federal Natl Mtge Assn #688691
 03-01-33                                5.50             367,447             381,280
Federal Natl Mtge Assn #689093
 07-01-28                                5.50           1,148,943           1,199,019
Federal Natl Mtge Assn #694316
 03-01-18                                5.50           1,164,269           1,226,479
Federal Natl Mtge Assn #694546
 03-01-33                                5.50           1,029,814           1,068,583
Federal Natl Mtge Assn #694628
 04-01-33                                5.50           1,786,875           1,864,659
Federal Natl Mtge Assn #694795
 04-01-33                                5.50           2,164,528           2,258,954
Federal Natl Mtge Assn #694988
 03-01-33                                5.50           4,238,959           4,418,883
Federal Natl Mtge Assn #695202
 03-01-33                                6.50           1,367,336           1,466,495
Federal Natl Mtge Assn #704610
 06-01-33                                5.50             126,080             130,827
Federal Natl Mtge Assn #709901
 06-01-18                                5.00           1,817,290           1,895,360
Federal Natl Mtge Assn #711501
 05-01-33                                5.50           1,015,019           1,060,346
Federal Natl Mtge Assn #723687
 08-01-28                                5.50           1,657,901           1,730,159
Federal Natl Mtge Assn #724867
 06-01-18                                5.00              70,370              73,378
Federal Natl Mtge Assn #725232
 03-01-34                                5.00           9,753,675           9,978,847
Federal Natl Mtge Assn #725284
 11-01-18                                7.00              51,977              54,648
Federal Natl Mtge Assn #725424
 04-01-34                                5.50          34,928,539          36,243,476
Federal Natl Mtge Assn #725431
 08-01-15                                5.50              41,191              43,467


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
              RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT  87

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Diversified Bond Fund


BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #725684
 05-01-18                                6.00%         $3,101,552          $3,308,121
Federal Natl Mtge Assn #725773
 09-01-34                                5.50          13,994,215          14,512,301
Federal Natl Mtge Assn #725813
 12-01-33                                6.50           5,177,742           5,553,229
Federal Natl Mtge Assn #726940
 08-01-23                                5.50              45,382              47,454
Federal Natl Mtge Assn #730153
 08-01-33                                5.50             387,368             401,951
Federal Natl Mtge Assn #730231
 08-01-23                                5.50           4,865,091           5,063,732
Federal Natl Mtge Assn #731075
 07-01-18                                5.50              93,453              98,528
Federal Natl Mtge Assn #731417
 09-01-18                                5.50             960,952           1,013,206
Federal Natl Mtge Assn #732094
 08-01-18                                5.50              45,645              48,070
Federal Natl Mtge Assn #735212
 12-01-34                                5.00          20,545,347          21,003,604
Federal Natl Mtge Assn #735224
 02-01-35                                5.50          30,210,033          31,347,335
Federal Natl Mtge Assn #735841
 11-01-19                                4.50           6,641,221           6,879,613
Federal Natl Mtge Assn #742840
 10-01-18                                5.50             835,274             879,850
Federal Natl Mtge Assn #743262
 10-01-18                                5.00           1,816,836           1,891,673
Federal Natl Mtge Assn #743455
 10-01-18                                5.50           2,773,873           2,921,835
Federal Natl Mtge Assn #743579
 11-01-33                                5.50              74,615              77,424
Federal Natl Mtge Assn #745079
 12-01-20                                5.00             389,101             405,370
Federal Natl Mtge Assn #745275
 02-01-36                                5.00          24,813,322          25,351,267
Federal Natl Mtge Assn #745278
 06-01-19                                4.50          11,315,922          11,739,798
Federal Natl Mtge Assn #745283
 01-01-36                                5.50          39,706,568(q)       41,139,339
Federal Natl Mtge Assn #745355
 03-01-36                                5.00           7,511,713           7,674,565
Federal Natl Mtge Assn #745392
 12-01-20                                4.50          29,484,097          30,542,453
Federal Natl Mtge Assn #745563
 08-01-34                                5.50          11,337,166          11,763,970
Federal Natl Mtge Assn #747584
 11-01-28                                5.50           3,068,673           3,202,418
Federal Natl Mtge Assn #753074
 12-01-28                                5.50             106,558             111,202
Federal Natl Mtge Assn #756844
 02-01-19                                5.00           1,284,594(q)        1,341,116
Federal Natl Mtge Assn #759330
 01-01-19                                6.50              71,504              75,786
Federal Natl Mtge Assn #759342
 01-01-34                                6.50             595,107             642,632
Federal Natl Mtge Assn #761031
 01-01-34                                5.00             499,461             513,770
Federal Natl Mtge Assn #763703
 04-01-34                                5.50          19,703,423          20,432,873
Federal Natl Mtge Assn #763754
 02-01-29                                5.50              90,249              94,032
Federal Natl Mtge Assn #763798
 03-01-34                                5.50             184,638             192,491
Federal Natl Mtge Assn #765758
 02-01-19                                5.00           1,805,106           1,890,172
Federal Natl Mtge Assn #776962
 04-01-29                                5.00           7,139,849           7,344,394
Federal Natl Mtge Assn #776987
 04-01-29                                5.00             220,175             226,483
Federal Natl Mtge Assn #785506
 06-01-34                                5.00             529,520             541,331
Federal Natl Mtge Assn #785738
 11-01-19                                5.00           6,391,082           6,672,290
Federal Natl Mtge Assn #791447
 10-01-34                                6.00             246,722             259,449
Federal Natl Mtge Assn #797232
 09-01-34                                5.50          10,296,151          10,677,330
Federal Natl Mtge Assn #811114
 02-01-35                                5.50          14,919,023          15,457,360
Federal Natl Mtge Assn #829227
 08-01-35                                6.00             340,766             357,491
Federal Natl Mtge Assn #831809
 09-01-36                                6.00          46,592,847(q)       48,806,917
Federal Natl Mtge Assn #833731
 07-01-20                                5.00          10,279,208          10,709,008
Federal Natl Mtge Assn #852517
 02-01-36                                5.50             186,904             193,327
Federal Natl Mtge Assn #868935
 05-01-36                                5.50             729,173             754,232
Federal Natl Mtge Assn #885871
 06-01-36                                7.00           4,068,500           4,449,272
Federal Natl Mtge Assn #886291
 07-01-36                                7.00             128,743             140,833
Federal Natl Mtge Assn #886404
 08-01-36                                6.50           7,446,748           7,943,731
Federal Natl Mtge Assn #886464
 08-01-36                                6.50           3,865,938           4,123,944
Federal Natl Mtge Assn #887589
 07-01-36                                6.50           5,219,825           5,625,007
Federal Natl Mtge Assn #887648
 07-01-36                                5.93           3,190,029(h)        3,350,630
Federal Natl Mtge Assn #888030
 12-01-36                                5.50             376,447             389,384
Federal Natl Mtge Assn #888103
 09-01-36                                5.50             204,773             212,162
Federal Natl Mtge Assn #888414
 11-01-35                                5.00           6,451,744           6,591,616
Federal Natl Mtge Assn #889770
 06-01-38                                5.50             682,695             705,730
Federal Natl Mtge Assn #899147
 04-01-37                                5.50             364,355             376,648
Federal Natl Mtge Assn #899387
 04-01-37                                5.50             451,591             466,828
Federal Natl Mtge Assn #899515
 05-01-37                                5.50             366,390             378,752
Federal Natl Mtge Assn #899575
 07-01-37                                5.50             395,479             408,822
Federal Natl Mtge Assn #899588
 06-01-37                                5.50             442,284             457,207
Federal Natl Mtge Assn #899679
 08-01-37                                5.50             435,150             449,832
Federal Natl Mtge Assn #899938
 12-01-37                                7.00          15,883,318          17,252,207
Federal Natl Mtge Assn #904060
 11-01-36                                5.50              99,818             103,248
Federal Natl Mtge Assn #909188
 05-01-38                                7.00          10,225,847          11,108,480
Federal Natl Mtge Assn #909200
 06-01-38                                7.00           8,809,318           9,569,685
Federal Natl Mtge Assn #909214
 07-01-38                                7.00           8,304,207           9,020,976
Federal Natl Mtge Assn #909813
 02-01-37                                5.50             346,591             358,285
Federal Natl Mtge Assn #914667
 04-01-37                                5.50             449,292             464,451
Federal Natl Mtge Assn #928288
 04-01-37                                5.50             436,431             451,157
Federal Natl Mtge Assn #928812
 11-01-37                                5.50              80,623              83,343
Federal Natl Mtge Assn #933122
 01-01-38                                5.50             367,571             379,973
Federal Natl Mtge Assn #937182
 05-01-37                                5.50             283,926             293,506
Federal Natl Mtge Assn #937620
 06-01-37                                5.50             472,039             487,965
Federal Natl Mtge Assn #938412
 07-01-37                                5.50             526,665             544,434
Federal Natl Mtge Assn #939486
 06-01-37                                5.50             281,878             291,388
Federal Natl Mtge Assn #940248
 06-01-37                                5.50             311,178             321,677
Federal Natl Mtge Assn #940811
 07-01-37                                6.50           7,794,587           8,312,348
Federal Natl Mtge Assn #942027
 06-01-37                                5.50             685,096             708,211
Federal Natl Mtge Assn #942502
 08-01-37                                7.00          23,233,994          25,236,393
Federal Natl Mtge Assn #950788
 10-01-37                                6.50          22,430,814          23,920,799
Federal Natl Mtge Assn #954905
 12-01-37                                5.50              69,723              72,076
Federal Natl Mtge Assn #956012
 11-01-37                                5.50           1,468,817           1,518,375
Federal Natl Mtge Assn #960031
 12-01-37                                5.50             557,392             576,199
Federal Natl Mtge Assn #960550
 01-01-38                                5.50           1,550,587           1,602,904


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
88  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #960738
 01-01-38                                5.50%           $753,720            $779,150
Federal Natl Mtge Assn #961611
 02-01-38                                5.50             205,159             212,069
Federal Natl Mtge Assn #961768
 03-01-38                                5.50             105,211             108,755
Federal Natl Mtge Assn #962410
 04-01-38                                5.50             552,619             571,234
Federal Natl Mtge Assn #964013
 06-01-38                                5.50              79,111              81,776
Federal Natl Mtge Assn #964359
 07-01-38                                5.50             111,487             115,243
Federal Natl Mtge Assn #964396
 07-01-38                                5.50             722,971             747,324
Federal Natl Mtge Assn #964551
 08-01-38                                5.50             181,818             187,942
Federal Natl Mtge Assn #965190
 09-01-38                                5.50             250,115             258,540
Federal Natl Mtge Assn #966266
 12-01-37                                5.50              81,634              84,388
Federal Natl Mtge Assn #966746
 01-01-38                                5.50             722,244             746,572
Federal Natl Mtge Assn #966882
 12-01-37                                5.50           1,098,977           1,136,056
Federal Natl Mtge Assn #967739
 12-01-37                                5.50             697,319             720,847
Federal Natl Mtge Assn #968172
 01-01-38                                5.50             531,111             549,031
Federal Natl Mtge Assn #968336
 03-01-38                                5.50             186,632             192,918
Federal Natl Mtge Assn #968975
 01-01-38                                5.50             679,328             702,249
Federal Natl Mtge Assn #969826
 01-01-38                                5.50             446,477             461,542
Federal Natl Mtge Assn #970227
 05-01-38                                5.50             563,018             581,983
Federal Natl Mtge Assn #970693
 11-01-38                                5.50             769,967             795,902
Federal Natl Mtge Assn #971901
 02-01-38                                5.50             968,644           1,001,272
Federal Natl Mtge Assn #975697
 08-01-38                                5.50             167,506             173,148
Federal Natl Mtge Assn #975812
 04-01-38                                5.50             467,507             483,254
Federal Natl Mtge Assn #975938
 11-01-38                                5.50             102,939             106,406
Federal Natl Mtge Assn #981234
 04-01-38                                5.50             926,492             957,700
Federal Natl Mtge Assn #983473
 05-01-38                                5.50           1,194,156           1,234,380
Federal Natl Mtge Assn #985800
 11-01-38                                5.50             711,849             735,827
Federal Natl Mtge Assn #986041
 07-01-38                                5.50             188,642             194,996
Federal Natl Mtge Assn #986391
 07-01-38                                5.50             325,801             336,775
Federal Natl Mtge Assn #988405
 09-01-38                                5.50             539,125             557,285
Federal Natl Mtge Assn #988643
 08-01-38                                5.50             429,478             443,945
Federal Natl Mtge Assn #990284
 11-01-38                                5.50             103,905             107,404
Federal Natl Mtge Assn #990389
 10-01-38                                5.50             100,838             104,235
Federal Natl Mtge Assn #990400
 11-01-38                                5.50             860,702             889,693
Federal Natl Mtge Assn #991259
 01-01-39                                5.50             492,751             509,377
Federal Natl Mtge Assn #991440
 12-01-38                                5.50             180,615             186,699
Federal Natl Mtge Assn #991532
 11-01-38                                5.50             350,233             362,030
Federal Natl Mtge Assn #991935
 12-01-38                                5.50              70,213              72,578
Federal Natl Mtge Assn #992604
 11-01-38                                5.50             335,030             346,315
Federal Natl Mtge Assn #992725
 11-01-38                                5.50             481,775             498,003
Federal Natl Mtge Assn #993877
 12-01-38                                5.50             114,026             117,867
Federal Natl Mtge Assn #AA0163
 12-01-38                                5.50             274,267             283,505
Federal Natl Mtge Assn #AA0340
 01-01-39                                5.50             449,199             464,329
Federal Natl Mtge Assn #AA0742
 03-01-39                                5.50           1,345,224           1,390,402
Federal Natl Mtge Assn #AA0889
 12-01-38                                5.50           1,671,273           1,727,569
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2003-63 Cl IP
 07-25-33                               13.92          14,606,649(k)        2,052,392
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2003-71 Cl IM
 12-25-31                               25.37           1,448,942(k)          151,455
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2004-84 Cl GI
 12-25-22                               27.35           1,014,316(k)           77,404
Govt Natl Mtge Assn
 07-01-39                                4.50          90,000,000(e)       89,831,249
 07-01-39                                5.50          29,000,000(e)       29,861,010
Govt Natl Mtge Assn #411081
 11-15-38                                6.00             553,212             576,962
Govt Natl Mtge Assn #604708
 10-15-33                                5.50           2,762,199           2,870,313
Govt Natl Mtge Assn #617709
 09-15-37                                6.00             682,368             711,769
Govt Natl Mtge Assn #669068
 06-15-37                                6.00             159,467             166,338
Govt Natl Mtge Assn #670109
 07-15-37                                6.00             878,609             916,465
Govt Natl Mtge Assn #671323
 07-15-37                                6.00           1,321,100           1,378,021
Govt Natl Mtge Assn #671867
 07-15-37                                6.00              14,127              14,736
Govt Natl Mtge Assn #672880
 07-15-38                                6.00           1,469,694           1,532,787
Govt Natl Mtge Assn #673064
 09-15-38                                6.00             912,770             951,954
Govt Natl Mtge Assn #673209
 10-15-38                                6.00             271,416             283,068
Govt Natl Mtge Assn #674446
 09-15-37                                6.00             895,739             934,332
Govt Natl Mtge Assn #675612
 10-15-38                                6.00             216,517             225,812
Govt Natl Mtge Assn #676489
 12-15-37                                6.00             914,646             954,055
Govt Natl Mtge Assn #676843
 05-15-38                                6.00             471,644             491,891
Govt Natl Mtge Assn #677273
 09-15-38                                6.00             155,486             162,161
Govt Natl Mtge Assn #677322
 09-15-38                                6.00             645,356             673,061
Govt Natl Mtge Assn #677381
 10-15-38                                6.00             750,707             782,935
Govt Natl Mtge Assn #677525
 11-15-37                                6.00             453,204             472,731
Govt Natl Mtge Assn #678293
 12-15-38                                6.00             828,206             863,761
Govt Natl Mtge Assn #687111
 10-15-38                                6.00             640,870             668,383
Govt Natl Mtge Assn #687919
 09-15-38                                6.00             936,684             976,895
Govt Natl Mtge Assn #689958
 10-15-38                                6.00           4,407,765           4,596,989
Govt Natl Mtge Assn #691272
 07-15-38                                6.00           1,505,144           1,569,760
Govt Natl Mtge Assn #692224
 12-15-38                                6.00           1,653,390           1,724,370
Govt Natl Mtge Assn #693169
 09-15-38                                6.00             963,091           1,004,437
Govt Natl Mtge Assn #694499
 10-15-38                                6.00           1,107,421           1,154,962
Govt Natl Mtge Assn #694546
 11-15-38                                6.00          21,931,674          22,873,194
Govt Natl Mtge Assn #695828
 11-15-38                                6.00             962,731           1,004,060
Govt Natl Mtge Assn #697013
 10-15-38                                6.00             660,724             689,089
Govt Natl Mtge Assn #697709
 12-15-38                                6.00             163,985             171,025
Govt Natl Mtge Assn #698012
 01-15-39                                6.00           1,286,358           1,341,581


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
              RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT  89

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Diversified Bond Fund


BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
MORTGAGE-BACKED (CONT.)
Govt Natl Mtge Assn #698819
 11-15-38                                6.00%           $421,471            $439,564
Govt Natl Mtge Assn #699096
 09-15-38                                6.00             934,856             974,989
Govt Natl Mtge Assn #699137
 09-15-38                                6.00             560,974             585,056
Govt Natl Mtge Assn #699142
 09-15-38                                6.00             948,907             989,644
Govt Natl Mtge Assn #699262
 09-15-38                                6.00             947,792             988,481
Govt Natl Mtge Assn #699426
 10-15-38                                6.00             878,516             916,230
Govt Natl Mtge Assn #699493
 10-15-38                                6.00             810,818             845,626
Govt Natl Mtge Assn #699495
 10-15-38                                6.00             538,165             561,269
Govt Natl Mtge Assn #699512
 10-15-38                                6.00             391,355             408,155
Govt Natl Mtge Assn #700131
 01-15-39                                6.00             999,023           1,041,911
Govt Natl Mtge Assn #700894
 11-15-38                                6.00             257,343             268,390
Govt Natl Mtge Assn #701511
 12-15-38                                6.00             946,328             986,954
Govt Natl Mtge Assn #701678
 02-15-39                                6.00           1,519,694           1,584,934
Govt Natl Mtge Assn #702740
 12-15-38                                6.00             818,198             853,323
Govt Natl Mtge Assn #703058
 01-15-39                                6.00           1,212,626           1,264,684
Govt Natl Mtge Assn #705987
 12-15-38                                6.00             437,440             456,219
Govt Natl Mtge Assn #706479
 01-15-39                                6.00             748,589             780,726
Govt Natl Mtge Assn #706484
 12-15-38                                6.00             972,652           1,014,408
Govt Natl Mtge Assn #706525
 02-15-39                                6.00             978,821           1,020,842
Govt Natl Mtge Assn #712340
 02-15-39                                6.00           1,616,687           1,686,091
Govt Natl Mtge Assn #782331
 04-15-38                                6.00             893,899             930,707
Govt Natl Mtge Assn #782436
 10-15-38                                6.00             325,726             339,132
Govt Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2002-70 Cl IC
 08-20-32                               15.88           1,859,714(k)          217,889
Govt Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2002-80 Cl CI
 01-20-32                              142.76             247,786(k)            7,239
Harborview Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2005-12 Cl 2A11
 10-19-35                                3.34             355,885(h)          159,988
Harborview Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2006-12 Cl 2A11
 01-19-38                                0.40           4,086,441(h)        3,774,861
Harborview Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2006-8 Cl 2A1B
 08-21-36                                0.57           9,363,426(h)        1,931,272
IndyMac INDA Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2006-AR1 Cl A1
 08-25-36                                5.86             447,471(h)          328,955
IndyMac Index Mtge Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2005-AR8 Cl AX1
 04-25-35                                0.00          31,307,149(b,k,p)           --
IndyMac Index Mtge Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2006-AR25 Cl 3A3
 09-25-36                                6.72          40,136,448(k)          407,108
IndyMac Index Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2005-AR25 Cl 1A21
 12-25-35                                5.71           4,119,596(h)        2,019,957
IndyMac Index Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2006-AR13 Cl A1
 07-25-36                                5.96             176,487(h)          112,608
IndyMac Index Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2006-AR35 Cl 2A2
 01-25-37                                0.41             757,828(h)          658,254
JPMorgan Mtge Trust
 Collateralized Mtge Obligation
 Series 2004-S2 Cl 4A5
 11-25-34                                6.00           5,565,000           4,226,139
Lehman XS Trust
 Collateralized Mtge Obligation
 Series 2007-5H Cl 1A1
 05-25-37                                6.50          24,994,474          11,618,526
MASTR Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2004-2 Cl 4A1
 02-25-19                                5.00           2,647,482           2,342,194
MASTR Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2004-4 Cl 2A1
 05-25-34                                6.00             197,411             177,061
MASTR Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2004-7 Cl 8A1
 08-25-19                                5.00           1,786,407           1,624,379
MASTR Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2004-8 Cl 7A1
 09-25-19                                5.00           2,525,925           2,496,470
MASTR Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-3 Cl 1A2
 04-25-35                                5.50           1,100,000             765,178
Merrill Lynch Alternative Note Asset
 Collateralized Mtge Obligation
 Series 2007-OAR2 Cl A1
 04-25-37                                0.49          12,065,500(i)        4,833,652
Morgan Stanley Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2004-2AR Cl 3A
 02-25-34                                4.97             185,503(h)          167,201
Structured Adjustable Rate Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2006-5 Cl 4A1
 06-25-36                                5.90           5,995,148(h)        3,273,439
Structured Asset Securities
 Collateralized Mtge Obligation
 Series 2003-33H Cl 1A1
 10-25-33                                5.50           4,159,650           3,785,444
Washington Mutual Alternative Mtge
 Pass-Through Ctfs
 Collateralized Mtge Obligation
 Series 2007-0C1 Cl A2
 01-25-47                                0.43             286,801(i)          191,941
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2005-14 Cl 2A1
 12-25-35                                5.50          29,159,228          24,349,095
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2006-AR12 Cl 2A1
 09-25-36                                6.10             261,213(h)          181,224
                                                                      ---------------
Total                                                                   1,977,657,541
-------------------------------------------------------------------------------------

AEROSPACE & DEFENSE (0.1%)
L-3 Communications
 06-15-12                                7.63           4,640,000           4,663,200
Moog
 Sr Sub Nts
 06-15-18                                7.25           1,285,000           1,201,475
                                                                      ---------------
Total                                                                       5,864,675
-------------------------------------------------------------------------------------

BANKING (2.4%)
American Express
 Sr Unsecured
 05-20-19                                8.13           6,000,000           6,226,374


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
90  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
BANKING (CONT.)
Bank of America
 Sr Nts
 06-01-19                                7.63%         $3,200,000          $3,208,913
Bank of America
 Sr Unsecured
 05-01-18                                5.65          25,055,000          22,169,783
Citigroup
 Sr Nts
 05-22-19                                8.50           3,850,000           3,916,370
Citigroup
 Sr Unsecured
 02-14-11                                5.13           5,355,000           5,339,738
 05-15-18                                6.13          13,330,000          11,659,231
Goldman Sachs Group
 Sr Unsecured
 02-15-19                                7.50          13,315,000          14,211,854
JPMorgan Chase & Co
 Sr Unsecured
 01-15-18                                6.00           9,090,000(r)        9,030,070
 04-23-19                                6.30          10,085,000(r)       10,243,625
Manufacturers & Traders Trust
 Sub Nts
 12-01-21                                5.63           5,035,000           3,592,661
Morgan Stanley
 Sr Unsecured
 04-01-18                                6.63          10,010,000           9,979,029
 05-13-19                                7.30           6,880,000(r)        7,134,216
Wells Fargo & Co
 Sr Unsecured
 12-11-17                                5.63          18,669,000          18,376,513
                                                                      ---------------
Total                                                                     125,088,377
-------------------------------------------------------------------------------------

BROKERAGE (--%)
Lehman Brothers Holdings
 Sr Unsecured
 05-02-18                                6.88             985,000(b,e,o)      157,600
 05-02-18                                6.88          13,070,000(b,o)      2,091,200
                                                                      ---------------
Total                                                                       2,248,800
-------------------------------------------------------------------------------------

CHEMICALS (0.8%)
Airgas
 10-01-18                                7.13           3,770,000(d)        3,524,950
Ashland
 06-01-17                                9.13           2,065,000(d,r)      2,147,600
Chemtura
 06-01-16                                6.88           3,580,000(b)        2,595,500
Dow Chemical
 Sr Unsecured
 05-15-19                                8.55          18,995,000          19,028,811
 05-15-39                                9.40           2,320,000           2,388,157
INVISTA
 Sr Unsecured
 05-01-12                                9.25          11,125,000(d)       10,540,938
Nalco
 11-15-11                                7.75             588,000(r)          588,000
Nalco
 Sr Nts
 05-15-17                                8.25           2,570,000(d)        2,582,850
                                                                      ---------------
Total                                                                      43,396,806
-------------------------------------------------------------------------------------

CONSTRUCTION MACHINERY (0.2%)
RSC Equipment Rental
 Sr Secured
 07-15-17                               10.00           1,460,000(d,e)      1,460,000
United Rentals North America
 06-15-16                               10.88           5,900,000(d,r)      5,664,000
                                                                      ---------------
Total                                                                       7,124,000
-------------------------------------------------------------------------------------

CONSUMER PRODUCTS (0.2%)
Jarden
 05-01-17                                7.50           3,220,000           2,785,300
Jarden
 Sr Unsecured
 05-01-16                                8.00           2,995,000           2,860,225
Sealy Mattress
 Sr Secured
 04-15-16                               10.88           1,145,000(d)        1,196,525
Visant
 10-01-12                                7.63           2,385,000           2,379,038
Visant Holding
 Sr Disc Nts
 12-01-13                               10.25           2,880,000           2,858,400
                                                                      ---------------
Total                                                                      12,079,488
-------------------------------------------------------------------------------------

ELECTRIC (6.5%)
Arizona Public Service
 Sr Unsecured
 10-15-11                                6.38           4,500,000           4,668,206
CenterPoint Energy Houston Electric LLC
 Series U
 03-01-14                                7.00          15,950,000          17,296,760
Cleveland Electric Illuminating
 1st Mtge
 11-15-18                                8.88          32,025,000(r)       38,615,392
Consumers Energy
 1st Mtge
 03-15-15                                5.00          10,095,000           9,961,201
 09-15-18                                5.65           3,550,000           3,595,106
 09-15-19                                6.70           5,085,000           5,534,585
 04-15-20                                5.65           2,785,000           2,802,378
Detroit Edison
 10-01-13                                6.40           7,450,000           8,137,389
Dominion Resources
 Sr Nts
 01-15-19                                8.88          11,825,000          14,101,797
DTE Energy
 Sr Unsecured
 05-15-14                                7.63          22,110,000          23,075,345
Duke Energy Carolinas LLC
 Sr Unsecured Series D
 03-01-10                                7.38          10,255,000          10,636,291
Edison Mission Energy
 Sr Unsecured
 06-15-13                                7.50           2,955,000           2,644,725
 06-15-16                                7.75           1,785,000(r)        1,454,775
Exelon
 Sr Unsecured
 06-15-10                                4.45          14,945,000          15,092,956
FirstEnergy
 Sr Unsecured Series B
 11-15-11                                6.45           8,235,000           8,624,683
Indiana Michigan Power
 Sr Nts
 03-15-19                                7.00          14,540,000          15,680,517
Indiana Michigan Power
 Sr Unsecured
 03-15-37                                6.05          18,120,000          16,938,449
Jersey Central Power & Light
 Sr Unsecured
 02-01-19                                7.35           3,630,000           3,990,688
KCP&L Greater Missouri Operations
 Sr Unsecured
 07-01-12                               11.88           2,430,000           2,685,150
Majapahit Holding
 10-17-16                                7.75             620,000(c,d)        545,600
Midwest Generation LLC
 Pass-Through Ctfs Series B
 01-02-16                                8.56             107,689             105,535
Nevada Power
 08-01-18                                6.50          10,835,000          11,191,525
Nevada Power
 Series L
 01-15-15                                5.88           9,731,000           9,968,689
Nevada Power
 Series M
 03-15-16                                5.95           6,151,000           6,210,794
NiSource Finance
 03-01-13                                6.15           4,740,000           4,711,697
 03-15-18                                6.40           2,620,000           2,403,832
 01-15-19                                6.80           7,825,000           7,332,753
 09-15-20                                5.45           5,115,000           4,302,145
Northern States Power
 Sr Unsecured
 08-01-09                                6.88           3,430,000           3,443,215
NRG Energy
 02-01-16                                7.38          12,765,000          12,078,881
Ohio Edison
 Sr Unsecured
 05-01-15                                5.45           3,050,000           3,001,911
Oncor Electric Delivery
 Sr Secured
 05-01-12                                6.38           3,178,000           3,353,521
PacifiCorp
 1st Mtge
 09-15-13                                5.45           5,605,000           5,958,126
Portland General Electric
 03-15-10                                7.88           1,345,000           1,395,918


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
              RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT  91

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Diversified Bond Fund


BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
ELECTRIC (CONT.)
Potomac Electric Power
 1st Mtge
 12-15-38                                7.90%         $6,275,000          $7,847,029
Potomac Electric Power
 Sr Secured
 04-15-14                                4.65           1,155,000           1,169,327
 06-01-35                                5.40           3,385,000           3,052,698
PPL Electric Utilities
 1st Mtge
 11-30-13                                7.13           8,925,000          10,042,531
Progress Energy
 Sr Unsecured
 03-15-14                                6.05           7,520,000           7,907,506
Sierra Pacific Power
 Series M
 05-15-16                                6.00          24,886,000          25,202,872
Toledo Edison
 1st Mtge
 05-01-20                                7.25           2,585,000           2,878,183
                                                                      ---------------
Total                                                                     339,640,681
-------------------------------------------------------------------------------------

ENTERTAINMENT (0.1%)
Speedway Motorsports
 Sr Unsecured
 06-01-16                                8.75           5,015,000(d)        5,090,225
United Artists Theatre Circuit
 Pass-Through Ctfs
 07-01-15                                9.30           1,833,610(m)        1,835,994
                                                                      ---------------
Total                                                                       6,926,219
-------------------------------------------------------------------------------------

ENVIRONMENTAL (0.4%)
Allied Waste North America
 Sr Unsecured
 04-15-13                                7.88          16,080,000          16,401,600
Waste Management
 03-11-19                                7.38           1,835,000           1,966,428
                                                                      ---------------
Total                                                                      18,368,028
-------------------------------------------------------------------------------------

FOOD AND BEVERAGE (1.0%)
ConAgra Foods
 Sr Unsecured
 09-15-11                                6.75             499,000(r)          533,627
Dr Pepper Snapple Group
 05-01-18                                6.82           4,665,000           4,933,312
Molson Coors Capital Finance
 09-22-10                                4.85          16,215,000(c)       16,603,365
SABMiller
 01-15-14                                5.70          28,125,000(c,d)     28,710,079
                                                                      ---------------
Total                                                                      50,780,383
-------------------------------------------------------------------------------------

GAMING (0.2%)
Boyd Gaming
 Sr Sub Nts
 02-01-16                                7.13           8,177,000           6,061,201
MGM MIRAGE
 Sr Secured
 11-15-17                               11.13           3,330,000(d,r)      3,575,588
Seneca Gaming
 Sr Unsecured
 05-01-12                                7.25           1,040,000             899,600
Shingle Springs Tribal Gaming Authority
 Sr Nts
 06-15-15                                9.38           3,640,000(d)        2,184,000
                                                                      ---------------
Total                                                                      12,720,389
-------------------------------------------------------------------------------------

GAS PIPELINES (3.2%)
CenterPoint Energy Resources
 Sr Unsecured
 02-15-11                                7.75          21,662,000          22,958,709
CenterPoint Energy Resources
 Sr Unsecured Series B
 04-01-13                                7.88           4,005,000           4,272,005
Colorado Interstate Gas
 Sr Unsecured
 11-15-15                                6.80          40,963,000          42,080,675
El Paso
 Sr Unsecured
 12-12-13                               12.00           3,420,000           3,710,700
 06-15-14                                6.88           1,310,000           1,222,551
 02-15-16                                8.25           1,440,000(r)        1,400,400
Kinder Morgan Energy Partners LP
 Sr Unsecured
 03-15-11                                6.75           2,900,000           3,039,429
Northwest Pipeline
 Sr Unsecured
 06-15-16                                7.00          11,695,000          12,336,225
 04-15-17                                5.95          12,945,000          13,005,147
Southern Natural Gas
 Sr Unsecured
 04-01-17                                5.90          25,892,000(d)       25,076,557
Southern Star Central
 Sr Nts
 03-01-16                                6.75           1,750,000           1,559,688
TransCapitalInvest for Transneft
 Secured
 08-07-18                                8.70             950,000(c,d,r)      914,375
Transcontinental Gas Pipe Line LLC
 Sr Unsecured
 04-15-16                                6.40          24,723,000          25,373,240
Transcontinental Gas Pipe Line LLC
 Sr Unsecured Series B
 08-15-11                                7.00          11,407,000          12,039,393
                                                                      ---------------
Total                                                                     168,989,094
-------------------------------------------------------------------------------------

HEALTH CARE (0.9%)
Cardinal Health
 Sr Unsecured
 06-15-12                                5.65           4,810,000           4,965,843
Community Health Systems
 07-15-15                                8.88           6,156,000           6,032,880
DaVita
 03-15-13                                6.63           7,142,000           6,731,335
HCA
 Secured
 02-15-17                                9.88           6,465,000(d,r)      6,529,650
HCA
 Secured Pay-in-kind
 11-15-16                                9.63           7,562,000(j,r)      7,486,380
Omnicare
 12-15-13                                6.75           3,410,000           3,069,000
 12-15-15                                6.88           3,790,000           3,420,475
Select Medical
 02-01-15                                7.63          10,835,000           8,803,438
Tenet Healthcare
 Sr Secured
 07-01-19                                8.88           2,620,000(d)        2,626,550
                                                                      ---------------
Total                                                                      49,665,551
-------------------------------------------------------------------------------------

HEALTH CARE INSURANCE (0.2%)
Coventry Health Care
 Sr Unsecured
 08-15-14                                6.30           4,225,000           3,726,024
 03-15-17                                5.95           2,675,000           2,097,165
WellPoint
 Sr Unsecured
 01-15-16                                5.25           2,900,000           2,747,518
                                                                      ---------------
Total                                                                       8,570,707
-------------------------------------------------------------------------------------

HOME CONSTRUCTION (--%)
K Hovnanian Enterprises
 Sr Secured
 05-01-13                               11.50           1,150,000(r)          994,750
-------------------------------------------------------------------------------------

INDEPENDENT ENERGY (2.8%)
Anadarko Petroleum
 Sr Unsecured
 09-15-16                                5.95          36,214,000          35,729,601
Chesapeake Energy
 01-15-16                                6.63           6,215,000           5,453,663
 01-15-16                                6.88           6,480,000           5,718,600
Denbury Resources
 03-01-16                                9.75           2,930,000(r)        3,010,575
EnCana
 Sr Unsecured
 11-01-11                                6.30          23,940,000(c)       25,706,700
Forest Oil
 Sr Nts
 02-15-14                                8.50           5,120,000(d,r)      5,030,400
Nexen
 Sr Unsecured
 11-20-13                                5.05          21,242,000(c)       20,746,478
 03-10-35                                5.88           1,700,000(c)        1,456,630
 05-15-37                                6.40           5,081,000(c)        4,666,695
PetroHawk Energy
 Sr Nts
 08-01-14                               10.50           4,390,000(d)        4,488,775
Quicksilver Resources
 08-01-15                                8.25           7,850,000           6,986,500


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
92  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
INDEPENDENT ENERGY (CONT.)
Quicksilver Resources
 Sr Nts
 01-01-16                               11.75%         $1,095,000(r)       $1,133,325
Range Resources
 Sr Sub Nts
 05-15-19                                8.00           8,885,000           8,740,619
SandRidge Energy
 06-01-18                                8.00           7,705,000(d)        6,510,725
XTO Energy
 Sr Unsecured
 01-31-15                                5.00           4,150,000           4,208,569
 06-30-15                                5.30           7,955,000           8,176,499
                                                                      ---------------
Total                                                                     147,764,354
-------------------------------------------------------------------------------------

INTEGRATED ENERGY (0.1%)
Hess
 Sr Unsecured
 08-15-11                                6.65           2,560,000           2,724,693
TNK-BP Finance
 03-13-18                                7.88             705,000(c,d)        596,606
                                                                      ---------------
Total                                                                       3,321,299
-------------------------------------------------------------------------------------

LIFE INSURANCE (0.9%)
Metropolitan Life Global Funding I
 Sr Secured
 04-10-13                                5.13          25,077,000(d)       25,359,121
Pricoa Global Funding I
 Sr Secured
 10-18-12                                5.40          15,605,000(d)       15,841,377
Principal Life Income Funding Trusts
 Sr Secured
 12-14-12                                5.30           5,295,000           5,288,556
Prudential Financial
 Sr Unsecured
 12-01-37                                6.63           2,050,000           1,776,126
                                                                      ---------------
Total                                                                      48,265,180
-------------------------------------------------------------------------------------

LODGING (0.1%)
Starwood Hotels & Resorts Worldwide
 Sr Unsecured
 10-15-14                                7.88           3,420,000           3,214,800
-------------------------------------------------------------------------------------

MEDIA CABLE (0.8%)
Charter Communications Operating LLC/Capital
 Secured
 04-30-12                               10.00           3,865,000(d)        3,720,063
Comcast
 03-15-11                                5.50          19,839,000          20,745,668
CSC Holdings
 Sr Unsecured
 04-15-14                                8.50           3,775,000(d,r)      3,737,250
 02-15-19                                8.63           1,625,000(d,r)      1,572,188
DIRECTV Holdings LLC/Financing
 05-15-16                                7.63           4,830,000(r)        4,697,175
Time Warner Cable
 06-15-39                                6.75           6,160,000           5,957,528
Videotron Ltee
 04-15-18                                9.13           2,215,000(c)        2,250,994
 04-15-18                                9.13             670,000(c,d)        681,725
                                                                      ---------------
Total                                                                      43,362,591
-------------------------------------------------------------------------------------

MEDIA NON CABLE (3.0%)
DISH DBS
 10-01-13                                7.00           4,970,000           4,721,500
 10-01-14                                6.63           5,565,000(r)        5,133,713
 02-01-16                                7.13           4,040,000           3,767,300
Lamar Media
 08-15-15                                6.63           6,495,000           5,683,125
Lamar Media
 Sr Nts
 04-01-14                                9.75           3,510,000(d,r)      3,650,400
Liberty Media LLC
 Sr Unsecured
 05-15-13                                5.70          10,315,000           8,922,475
News America
 12-15-35                                6.40          10,865,000           9,509,428
 11-15-37                                6.65           6,847,000(r)        6,158,986
 01-09-38                                6.75          13,400,000          13,636,858
Nielsen Finance LLC
 08-01-14                               10.00           5,950,000(r)        5,630,188
Rainbow Natl Services LLC
 09-01-12                                8.75           2,685,000(d)        2,705,138
Reed Elsevier Capital
 08-01-11                                6.75           9,625,000(r)       10,112,489
RR Donnelley & Sons
 Sr Unsecured
 01-15-17                                6.13          39,226,000          34,503,542
Thomson Reuters
 08-15-09                                4.25           8,150,000(c)        8,171,536
 07-15-13                                5.95             710,000(c,r)        726,313
 10-01-14                                5.70          21,480,000(c)       21,809,568
 07-15-18                                6.50          14,085,000(c)       14,658,541
                                                                      ---------------
Total                                                                     159,501,100
-------------------------------------------------------------------------------------

METALS (0.2%)
Freeport-McMoRan Copper & Gold
 Sr Unsecured
 04-01-17                                8.38          11,985,000(r)       12,074,888
-------------------------------------------------------------------------------------

NON CAPTIVE DIVERSIFIED (0.4%)
General Electric Capital
 Sr Unsecured
 01-10-39                                6.88          23,040,000          20,738,604
-------------------------------------------------------------------------------------

OIL FIELD SERVICES (0.2%)
Gaz Capital
 Secured
 11-22-16                                6.21           2,425,000(c,d)      2,037,000
KazMunaiGaz Finance
 07-02-18                                9.13             980,000(c,d)        881,190
Weatherford Intl
 06-15-37                                6.80           2,805,000           2,635,452
Weatherford Intl LTD
 03-15-38                                7.00           3,080,000(c,r)      2,965,575
                                                                      ---------------
Total                                                                       8,519,217
-------------------------------------------------------------------------------------

PACKAGING (0.2%)
Crown Americas LLC/Capital
 11-15-15                                7.75           5,980,000           5,845,450
Owens-Brockway Glass Container
 05-15-13                                8.25           5,945,000           5,974,725
                                                                      ---------------
Total                                                                      11,820,175
-------------------------------------------------------------------------------------

PAPER (0.1%)
Georgia-Pacific LLC
 05-01-16                                8.25           2,695,000(d)        2,614,150
 01-15-17                                7.13           2,670,000(d)        2,483,100
                                                                      ---------------
Total                                                                       5,097,250
-------------------------------------------------------------------------------------

PHARMACEUTICALS (--%)
Valeant Pharmaceuticals Intl
 Sr Unsecured
 06-15-16                                8.38           2,100,000(d)        2,084,250
-------------------------------------------------------------------------------------

RAILROADS (0.4%)
CSX
 Sr Unsecured
 03-15-12                                6.30           2,605,000           2,676,221
 04-01-15                                6.25          18,945,000(r)       19,586,250
                                                                      ---------------
Total                                                                      22,262,471
-------------------------------------------------------------------------------------

TOBACCO (0.1%)
Altria Group
 02-06-39                               10.20           4,915,000           5,807,402
-------------------------------------------------------------------------------------

TRANSPORTATION SERVICES (0.7%)
Erac USA Finance
 10-15-17                                6.38          40,950,000(d)       36,577,738
-------------------------------------------------------------------------------------

TREASURY (--%)
Govt of Indonesia
 (Indonesian Rupiah) Series FR43
 07-15-22                               10.25      16,545,000,000(c)        1,461,657
-------------------------------------------------------------------------------------

WIRELESS (0.7%)
CC Holdings GS V LLC/Crown Castle GS III
 Sr Secured
 05-01-17                                7.75           8,725,000(d)        8,506,875
Cricket Communications
 Sr Secured
 05-15-16                                7.75           7,060,000(d)        6,830,550
Nextel Communications
 Series D
 08-01-15                                7.38           4,290,000           3,421,275
Sprint Capital
 01-30-11                                7.63           6,154,000           6,084,768
US Cellular
 Sr Unsecured
 12-15-33                                6.70          12,068,000          11,560,745
                                                                      ---------------
Total                                                                      36,404,213
-------------------------------------------------------------------------------------


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
              RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT  93

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Diversified Bond Fund

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)

WIRELINES (4.2%)
AT&T
 Sr Unsecured
 03-15-11                                6.25%        $14,743,000         $15,621,978
 01-15-38                                6.30           9,145,000           8,835,003
 02-15-39                                6.55           1,325,000           1,322,644
Frontier Communications
 Sr Unsecured
 05-01-14                                8.25           4,420,000           4,176,900
 03-15-19                                7.13           2,475,000(r)        2,109,938
Qwest
 Sr Unsecured
 10-01-14                                7.50          10,255,000           9,780,706
 06-15-15                                7.63           2,970,000(r)        2,791,800
Telecom Italia Capital
 11-15-13                                5.25          13,467,000(c)       13,205,579
Telefonica Europe
 09-15-10                                7.75          22,715,000(c)       23,961,508
TELUS
 Sr Unsecured
 06-01-11                                8.00          62,431,000(c)       67,005,319
Verizon New York
 Sr Unsecured Series A
 04-01-12                                6.88          50,030,000          53,023,145
Verizon Pennsylvania
 Sr Unsecured Series A
 11-15-11                                5.65           7,248,000           7,653,893
Windstream
 08-01-16                                8.63           6,628,000(r)        6,346,310
 03-15-19                                7.00           3,560,000           3,097,200
                                                                      ---------------
Total                                                                     218,931,923
-------------------------------------------------------------------------------------
TOTAL BONDS
(Cost: $5,535,640,403)                                                 $5,499,770,538
-------------------------------------------------------------------------------------



SENIOR LOANS (0.7%)(n)
                                    COUPON           PRINCIPAL
BORROWER                             RATE              AMOUNT                VALUE(a)
CHEMICALS (0.2%)
Hexion Specialty Chemicals
 Tranche C1 Term Loan
 05-05-13                                2.88%        $13,927,759          $9,373,381
Hexion Specialty Chemicals
 Tranche C2 Term Loan
 05-05-13                                2.88           3,021,575           2,033,520
                                                                      ---------------
Total                                                                      11,406,901
-------------------------------------------------------------------------------------

ELECTRIC (0.2%)
Energy Future Holdings
 Tranche B3 Term Loan
 10-10-14                           3.81-3.82          12,369,390           8,813,191
-------------------------------------------------------------------------------------

MEDIA CABLE (0.1%)
Charter Communications Operating LLC
 Term Loan
 03-05-14                                6.25           8,142,059           7,304,079
-------------------------------------------------------------------------------------

WIRELINES (0.2%)
Fairpoint Communications
 Tranche B Term Loan
 03-31-15                                5.00          13,780,722          10,252,857
-------------------------------------------------------------------------------------
TOTAL SENIOR LOANS
(Cost: $32,657,602)                                                       $37,777,028
-------------------------------------------------------------------------------------





COMMON STOCKS (--%)
ISSUER                                                 SHARES                VALUE(a)
PAPER & FOREST PRODUCTS
Crown Paper Escrow                                    3,450,000(b,m)               $3
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $--)                                                                        $3
-------------------------------------------------------------------------------------



MONEY MARKET FUND (8.4%)
                                                       SHARES                VALUE(a)
MONEY MARKET FUND
RiverSource Short-Term Cash Fund, 0.30%             440,358,582(s)       $440,358,582
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $440,358,582)                                                     $440,358,582
-------------------------------------------------------------------------------------



INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN (13.9%)
                                                       SHARES                VALUE(a)
CASH COLLATERAL REINVESTMENT FUND
JPMorgan Prime Money Market Fund                    733,380,873          $733,380,873
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $733,380,873)                                                     $733,380,873
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $6,742,037,460)(t)                                              $6,711,287,024
=====================================================================================



INVESTMENTS IN DERIVATIVES


FUTURES CONTRACTS OUTSTANDING AT JUNE 30, 2009



                                                         NUMBER OF                                  UNREALIZED
                                                         CONTRACTS      NOTIONAL     EXPIRATION    APPRECIATION
CONTRACT DESCRIPTION                                   LONG (SHORT)   MARKET VALUE      DATE      (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------
U.S. Long Bond, 20-year                                    (767)      $(90,781,644)  Sept. 2009        $(534,652)
U.S. Treasury Note, 5-year                                 (435)       (49,902,656)   Oct. 2009           15,311
U.S. Treasury Note, 10-year                                 202         23,485,657   Sept. 2009          211,116
----------------------------------------------------------------------------------------------------------------
Total                                                                                                  $(308,225)
----------------------------------------------------------------------------------------------------------------




CREDIT DEFAULT SWAP CONTRACTS OUTSTANDING AT JUNE 30, 2009



                                                   REFERENCED      BUY/SELL   PAY/RECEIVE    EXPIRATION    NOTIONAL    UNREALIZED
COUNTERPARTY                                         ENTITY       PROTECTION   FIXED RATE       DATE        AMOUNT    APPRECIATION
----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Bank                              Cardinal Health      Buy         .225%    June 20, 2012  $4,810,000       $24,282
----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Bank                             NiSource Finance      Buy          .55     Dec. 20, 2012   4,740,000       274,977
----------------------------------------------------------------------------------------------------------------------------------
Total                                                                                                                     $299,259
----------------------------------------------------------------------------------------------------------------------------------





See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
94  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT JUNE 30, 2009



                                                       CURRENCY TO           CURRENCY TO       UNREALIZED     UNREALIZED
EXCHANGE DATE                                         BE DELIVERED           BE RECEIVED      APPRECIATION   DEPRECIATION
-------------------------------------------------------------------------------------------------------------------------
Aug. 3, 2009                                                  9,534,000          15,776,387      $91,032              $--
                                                          British Pound         U.S. Dollar
-------------------------------------------------------------------------------------------------------------------------
Aug. 3, 2009                                                 18,692,000          26,271,980       48,721               --
                                                 European Monetary Unit         U.S. Dollar
-------------------------------------------------------------------------------------------------------------------------
Aug. 3, 2009                                                 11,407,000          10,524,228       21,319               --
                                                            Swiss Franc         U.S. Dollar
-------------------------------------------------------------------------------------------------------------------------
Aug. 3, 2009                                                 26,274,046         168,749,000           --          (52,016)
                                                            U.S. Dollar     Norwegian Krone
-------------------------------------------------------------------------------------------------------------------------
Aug. 4, 2009                                                 15,723,660          19,586,000       17,105               --
                                                            U.S. Dollar   Australian Dollar
-------------------------------------------------------------------------------------------------------------------------
Aug. 4, 2009                                                 10,524,314          12,176,000           --          (54,954)
                                                            U.S. Dollar     Canadian Dollar
-------------------------------------------------------------------------------------------------------------------------
Total                                                                                           $178,177        $(106,970)
-------------------------------------------------------------------------------------------------------------------------




NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) Foreign security values are stated in U.S. dollars. At June 30, 2009, the value of foreign securities represented 5.6% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Trustees. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2009, the value of these securities amounted to $378,890,051 or 7.2% of net assets.

(e) At June 30, 2009, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $797,904,348. See Note 2 to the financial statements.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) This is a variable rate security that entitles holders to receive only interest payments. Interest is paid annually. The interest payment is based on the Gross Domestic Product (GDP) level of the previous year for the respective country. To the extent that the previous year's GDP exceeds the 'base case GDP', an interest payment is made equal to 0.012225 of the difference.

(h) Adjustable rate security; interest rate varies to reflect current market conditions; rate shown is the effective rate on June 30, 2009.

(i) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on June 30, 2009.

(j) Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.

(k) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. The interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at June 30, 2009.

(l) The following abbreviations are used in the portfolio security descriptions to identify the insurer of the issue:

     AMBAC  --   Ambac Assurance Corporation
     FSA    --   Financial Security Assurance
     MBIA   --   MBIA Insurance Corporation




--------------------------------------------------------------------------------
              RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT  95

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Diversified Bond Fund

NOTES TO PORTFOLIO OF INVESTMENTS (CONTINUED)




(m)  Identifies issues considered to be illiquid as to their marketability (see
     Note 2 to the financial statements). The aggregate value of such securities at June 30, 2009, was $1,835,997 representing 0.03% of net assets. Information concerning such security holdings at June 30, 2009, is as follows:

                                          ACQUISITION
     SECURITY                                DATES            COST
     ---------------------------------------------------------------
     Crown Paper Escrow                     04-16-07          $--
     United Artists Theatre Circuit
       Pass-Through Ctfs
       9.30% 2015                           12-08-95       1,833,610


(n) Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate ("LIBOR") and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(o)  This position is in bankruptcy.

(p)  Negligible market value.

(q) At June 30, 2009, investments in securities included securities valued at $5,841,527 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(r) At June 30, 2009, security was partially or fully on loan. See Note 7 to the financial statements.

(s) Affiliated Money Market Fund -- See Note 9 to the financial statements. The rate shown is the seven-day current annualized yield at June 30, 2009.

(t) At June 30, 2009, the cost of securities for federal income tax purposes was approximately $6,742,037,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                    $166,023,000
     Unrealized depreciation                                                    (196,773,000)
     ---------------------------------------------------------------------------------------
     Net unrealized depreciation                                                $(30,750,000)
     ---------------------------------------------------------------------------------------


The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.



--------------------------------------------------------------------------------
96  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

SFAS 157 establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. When a valuation uses multiple inputs from varying levels of the hierarchy, the hierarchy level is determined based on the lowest level input or inputs that are significant to the fair value measurement in its entirety. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described in Note 2 to the financial statements -- Valuation of securities.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.


--------------------------------------------------------------------------------
              RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT  97

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Diversified Bond Fund

FAIR VALUE MEASUREMENTS (CONTINUED)




The following table is a summary of the inputs used to value the Fund's investments as of June 30, 2009:

                                                                     FAIR VALUE AT JUNE 30, 2009
                                                   --------------------------------------------------------------
                                                        LEVEL 1          LEVEL 2
                                                     QUOTED PRICES        OTHER         LEVEL 3
                                                       IN ACTIVE       SIGNIFICANT    SIGNIFICANT
                                                      MARKETS FOR      OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                        IDENTICAL ASSETS      INPUTS         INPUTS          TOTAL
-----------------------------------------------------------------------------------------------------------------
Equity Securities
  Common Stocks                                                $--              $--            $3              $3
-----------------------------------------------------------------------------------------------------------------
Total Equity Securities                                         --               --             3               3
-----------------------------------------------------------------------------------------------------------------
Bonds
  U.S. Government Obligations & Agencies               994,435,727      276,639,734            --   1,271,075,461
  Foreign Government Obligations & Agencies                     --       36,986,602            --      36,986,602
  Corporate Debt Securities                                     --    1,636,369,409     1,835,994   1,638,205,403
  Asset-Backed Securities                                       --      202,721,905    24,825,181     227,547,086
  Residential Mortgage-Backed Securities                        --    1,924,872,962    52,784,579   1,977,657,541
  Commercial Mortgage-Backed Securities                         --      348,298,445            --     348,298,445
-----------------------------------------------------------------------------------------------------------------
Total Bonds                                            994,435,727    4,425,889,057    79,445,754   5,499,770,538
-----------------------------------------------------------------------------------------------------------------
Other
  Senior Loans                                                  --       37,777,028            --      37,777,028
  Affiliated Money Market Fund                         440,358,582(a)            --            --     440,358,582
  Investments of Cash Collateral Received for
    Securities on Loan                                 733,380,873               --            --     733,380,873
-----------------------------------------------------------------------------------------------------------------
Total Other                                          1,173,739,455       37,777,028            --   1,211,516,483
-----------------------------------------------------------------------------------------------------------------
Investments in Securities                            2,168,175,182    4,463,666,085    79,445,757   6,711,287,024
Other Financial Instruments                               (308,225)(b)      370,466(b)         --          62,241
-----------------------------------------------------------------------------------------------------------------
Total                                               $2,167,866,957   $4,464,036,551   $79,445,757  $6,711,349,265
-----------------------------------------------------------------------------------------------------------------



(a) Money market fund that is a sweep investment for cash balances in the Fund at June 30, 2009.
(b) Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

                                                                                    RESIDENTIAL
                                                            CORPORATE     ASSET-     MORTGAGE-
                                                   COMMON     DEBT        BACKED       BACKED
                                                   STOCKS  SECURITIES   SECURITIES   SECURITIES     TOTAL
------------------------------------------------------------------------------------------------------------
Balance as of Dec. 31, 2008                            $3  $1,816,346     $640,000  $68,837,033  $71,293,382
  Accrued discounts/premiums                           --          --     (185,528)     (36,782)    (222,310)
  Realized gain (loss)                             83,607          --       77,119  (11,989,232) (11,828,506)
  Change in unrealized appreciation
    (depreciation)                                     --     118,321      222,085   19,320,368   19,660,774
  Net purchases (sales)                           (83,607)    (98,673)  24,071,505  (16,891,056)   6,998,169
  Transfers in and/or out of Level 3                   --          --           --   (6,455,752)  (6,455,752)
------------------------------------------------------------------------------------------------------------
Balance as of June 30, 2009                            $3  $1,835,994  $24,825,181  $52,784,579  $79,445,757
------------------------------------------------------------------------------------------------------------





HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.


--------------------------------------------------------------------------------
98  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS -------------------------------------------------------
RiverSource VP - Diversified Equity Income Fund
JUNE 30, 2009 (UNAUDITED)
(Percentages represent value of investments compared to net assets)


INVESTMENTS IN SECURITIES


COMMON STOCKS (94.7%)
                                                       SHARES                VALUE(a)
AEROSPACE & DEFENSE (1.7%)
Boeing                                                  243,454(e)        $10,346,795
Goodrich                                                365,112(e)         18,244,647
Honeywell Intl                                          719,454            22,590,855
                                                                      ---------------
Total                                                                      51,182,297
-------------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS (0.9%)
United Parcel Service Cl B                              543,956(e)         27,192,360
-------------------------------------------------------------------------------------

AIRLINES (1.1%)
AMR                                                   1,624,362(b,e)        6,529,935
Continental Airlines Cl B                               622,547(b,e)        5,515,766
Delta Air Lines                                       2,422,815(b,e)       14,028,099
UAL                                                     966,573(b,e)        3,083,368
US Airways Group                                      1,892,670(b,e)        4,599,188
                                                                      ---------------
Total                                                                      33,756,356
-------------------------------------------------------------------------------------

CAPITAL MARKETS (1.5%)
Goldman Sachs Group                                     224,144(e)         33,047,791
Morgan Stanley                                          463,471            13,213,558
                                                                      ---------------
Total                                                                      46,261,349
-------------------------------------------------------------------------------------

CHEMICALS (3.1%)
Air Products & Chemicals                                303,683(e)         19,614,885
Dow Chemical                                          1,821,960(e)         29,406,434
EI du Pont de Nemours & Co                            1,769,646            45,338,331
                                                                      ---------------
Total                                                                      94,359,650
-------------------------------------------------------------------------------------

COMMERCIAL BANKS (0.2%)
US Bancorp                                              336,147             6,023,754
-------------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.6%)
Waste Management                                        595,194            16,760,663
-------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (0.3%)
Telefonaktiebolaget LM Ericsson ADR                   1,059,470(c,e)       10,361,617
-------------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (5.4%)
Hewlett-Packard                                       2,982,261(e)        115,264,388
IBM                                                     468,470(e)         48,917,637
                                                                      ---------------
Total                                                                     164,182,025
-------------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.5%)
Fluor                                                   207,614            10,648,522
Insituform Technologies Cl A                            196,855(b,e)        3,340,629
                                                                      ---------------
Total                                                                      13,989,151
-------------------------------------------------------------------------------------

CONSTRUCTION MATERIALS (0.6%)
CEMEX ADR                                             2,096,925(b,c,e)     19,585,279
-------------------------------------------------------------------------------------

CONSUMER FINANCE (0.1%)
SLM                                                     417,401(b,e)        4,286,708
-------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (5.5%)
Bank of America                                       6,435,549            84,949,247
CIT Group                                            11,982,603(e)         25,762,596
JPMorgan Chase & Co                                   1,655,492            56,468,832
                                                                      ---------------
Total                                                                     167,180,675
-------------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (5.1%)
AT&T                                                  3,017,406            74,952,365
Deutsche Telekom ADR                                  1,794,828(c,e)       21,178,970
Qwest Communications Intl                             2,993,490(e)         12,422,984
Verizon Communications                                1,542,322            47,395,555
                                                                      ---------------
Total                                                                     155,949,874
-------------------------------------------------------------------------------------

ELECTRIC UTILITIES (0.4%)
American Electric Power                                 205,856             5,947,180
FPL Group                                                99,702(e)          5,669,056
                                                                      ---------------
Total                                                                      11,616,236
-------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (1.3%)
ABB ADR                                               2,093,992(c)         33,043,194
Hubbell Cl B                                            186,282             5,972,201
                                                                      ---------------
Total                                                                      39,015,395
-------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (0.2%)
Tyco Electronics                                        397,073(c,e)        7,381,587
-------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (3.4%)
Baker Hughes                                            510,254            18,593,656
BJ Services                                             709,955(e)          9,676,687
Halliburton                                           1,080,533(e)         22,367,033
Schlumberger                                            414,661            22,437,306
Tenaris ADR                                             327,699(c)          8,860,981
Transocean                                              296,496(b,c,e)     22,026,688
                                                                      ---------------
Total                                                                     103,962,351
-------------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (2.5%)
Wal-Mart Stores                                       1,538,537            74,526,732
-------------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (1.6%)
Carnival Unit                                         1,442,448            37,171,884
Royal Caribbean Cruises                                 737,638             9,987,619
                                                                      ---------------
Total                                                                      47,159,503
-------------------------------------------------------------------------------------

HOUSEHOLD DURABLES (1.3%)
Centex                                                  368,491             3,117,434
DR Horton                                               532,975(e)          4,988,646
KB Home                                                 306,665(e)          4,195,177
Pulte Homes                                             430,142(e)          3,798,154
Stanley Works                                           672,649            22,762,442
                                                                      ---------------
Total                                                                      38,861,853
-------------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (1.4%)
Clorox                                                  734,711            41,018,915
-------------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (1.8%)
3M                                                      316,796            19,039,440
McDermott Intl                                          582,276(b)         11,826,026
Tyco Intl                                               867,019(c)         22,525,153
                                                                      ---------------
Total                                                                      53,390,619
-------------------------------------------------------------------------------------

INSURANCE (9.3%)
ACE                                                     870,268(c)         38,491,954
Allstate                                                347,001             8,466,824
Aon                                                     483,372(e)         18,305,298
Axis Capital Holdings                                   422,361(c,e)       11,057,411
Endurance Specialty Holdings                            576,211(c,e)       16,882,982
Everest Re Group                                         91,071(c)          6,517,951
Lincoln Natl                                            445,842(e)          7,672,941
Loews                                                   336,456             9,218,894
Marsh & McLennan Companies                            1,123,162(e)         22,609,251
Montpelier Re Holdings                                  715,399(c)          9,507,653
PartnerRe                                               162,302(c,e)       10,541,515
RenaissanceRe Holdings                                  329,038(c)         15,313,429
Travelers Companies                                     738,692            30,315,920
XL Capital Cl A                                       6,797,210(c)         77,896,026
                                                                      ---------------
Total                                                                     282,798,049
-------------------------------------------------------------------------------------

IT SERVICES (0.4%)
Computer Sciences                                       286,572(b)         12,695,140
-------------------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (1.7%)
Life Technologies                                       605,314(b,e)       25,253,700
Thermo Fisher Scientific                                633,257(b)         25,817,888
                                                                      ---------------
Total                                                                      51,071,588
-------------------------------------------------------------------------------------

MACHINERY (5.0%)
Caterpillar                                             998,499(e)         32,990,407
Deere & Co                                              353,028(e)         14,103,469
Eaton                                                   551,335(e)         24,595,054
Illinois Tool Works                                     869,710            32,474,971
Ingersoll-Rand                                          955,193(c,e)       19,963,534
Parker Hannifin                                         611,046            26,250,536
                                                                      ---------------
Total                                                                     150,377,971
-------------------------------------------------------------------------------------

MEDIA (0.4%)
Regal Entertainment Group Cl A                          856,764(e)         11,386,394
-------------------------------------------------------------------------------------


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
              RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT  99

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Diversified Equity Income Fund

COMMON STOCKS (CONTINUED)
                                                       SHARES                VALUE(a)

METALS & MINING (2.1%)
Alcoa                                                 1,658,810(e)        $17,135,507
Freeport-McMoRan Copper & Gold                           79,181(e)          3,967,760
Nucor                                                   226,050            10,043,402
Rio Tinto ADR                                            26,363(c)          4,320,105
United States Steel                                     591,544(e)         21,141,783
Vale ADR                                                220,118(c,e)        3,880,680
Xstrata                                                 307,120(c)          3,337,456
                                                                      ---------------
Total                                                                      63,826,693
-------------------------------------------------------------------------------------

MULTILINE RETAIL (1.1%)
Macy's                                                  844,544(e)          9,931,837
Target                                                  613,949(e)         24,232,567
                                                                      ---------------
Total                                                                      34,164,404
-------------------------------------------------------------------------------------

MULTI-UTILITIES (1.3%)
Dominion Resources                                      973,759            32,543,026
Sempra Energy                                           154,614             7,673,493
                                                                      ---------------
Total                                                                      40,216,519
-------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (11.1%)
Anadarko Petroleum                                      340,504(e)         15,455,477
Apache                                                  248,008            17,893,777
BP ADR                                                  938,858(c,e)       44,764,749
Chevron                                               1,041,335(e)         68,988,444
ConocoPhillips                                          894,554            37,624,941
Devon Energy                                            167,778             9,143,901
EnCana                                                  276,270(c)         13,667,077
Exxon Mobil                                             670,231(e)         46,855,849
Marathon Oil                                            974,835            29,371,779
Petroleo Brasileiro ADR                                 615,999(c,e)       25,243,639
Pioneer Natural Resources                               293,181             7,476,116
Spectra Energy                                          387,093(e)          6,549,614
Total ADR                                               236,815(c)         12,842,477
                                                                      ---------------
Total                                                                     335,877,840
-------------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.9%)
Weyerhaeuser                                            891,479(e)         27,127,706
-------------------------------------------------------------------------------------

PHARMACEUTICALS (8.0%)
Abbott Laboratories                                     219,425            10,321,752
Bristol-Myers Squibb                                  3,549,709(e)         72,094,590
Johnson & Johnson                                       471,640            26,789,152
Merck & Co                                            1,149,396(e)         32,137,112
Pfizer                                                1,315,613            19,734,195
Schering-Plough                                       1,743,078            43,786,119
Teva Pharmaceutical Inds ADR                            367,567(c)         18,135,756
Wyeth                                                   443,177            20,115,804
                                                                      ---------------
Total                                                                     243,114,480
-------------------------------------------------------------------------------------

ROAD & RAIL (1.2%)
Burlington Northern Santa Fe                            249,265            18,330,948
Union Pacific                                           334,877            17,433,697
                                                                      ---------------
Total                                                                      35,764,645
-------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (4.0%)
Intel                                                 6,252,980(e)        103,486,819
Taiwan Semiconductor Mfg ADR                          2,026,808(c)         19,072,263
                                                                      ---------------
Total                                                                     122,559,082
-------------------------------------------------------------------------------------

SOFTWARE (1.6%)
Microsoft                                             1,317,402            31,314,646
Oracle                                                  795,227            17,033,762
                                                                      ---------------
Total                                                                      48,348,408
-------------------------------------------------------------------------------------

SPECIALTY RETAIL (1.8%)
Home Depot                                            1,776,433            41,977,112
Staples                                                 677,706(e)         13,669,330
                                                                      ---------------
Total                                                                      55,646,442
-------------------------------------------------------------------------------------

TOBACCO (4.3%)
Lorillard                                             1,608,694(e)        109,021,192
Philip Morris Intl                                      494,959            21,590,112
                                                                      ---------------
Total                                                                     130,611,304
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $3,318,673,758)                                                 $2,873,591,615
-------------------------------------------------------------------------------------



PREFERRED STOCKS (0.3%)
ISSUER                                                 SHARES                VALUE(a)
PHARMACEUTICALS
Schering-Plough 6.00% Cv                                 40,000            $9,062,500
-------------------------------------------------------------------------------------
TOTAL PREFERRED STOCKS
(Cost: $10,000,000)                                                        $9,062,500
-------------------------------------------------------------------------------------





BONDS (3.9%)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
BANKING (3.5%)
Goldman Sachs Group
 Absolute Trigger Mandatory Exchangeable Nts
 12-28-09                              --%           $87,000,000(f)       $87,685,603
Morgan Stanley Performance Equity-Linked Redemption Quarterly-pay Securities (PERQS)
 12-22-09                            7.30                280,070(d,f)      21,036,058
                                                                      ---------------
Total                                                                     108,721,661
-------------------------------------------------------------------------------------

WIRELINES (0.4%)
Qwest Communications Intl
 Cv Sr Unsecured
 11-15-25                            3.50             11,148,000           10,961,059
-------------------------------------------------------------------------------------
TOTAL BONDS
(Cost: $119,912,240)                                                     $119,682,720
-------------------------------------------------------------------------------------





MONEY MARKET FUND (1.1%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.30%              32,348,687(g)        $32,348,687
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $32,348,687)                                                       $32,348,687
=====================================================================================





INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN (17.1%)
                                                       SHARES                VALUE(a)
CASH COLLATERAL REINVESTMENT FUND
JPMorgan Prime Money Market Fund                    519,525,249          $519,525,249
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $519,525,249)                                                     $519,525,249
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $4,000,459,934)                                                  3,554,210,771
=====================================================================================




NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At June 30, 2009, the value of foreign securities represented 16.4% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2009, the value of these securities amounted to $21,036,058 or 0.7% of net assets.

(e) At June 30, 2009, security was partially or fully on loan. See Note 7 to the financial statements.


--------------------------------------------------------------------------------
100  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

(f)  Identifies issues considered to be illiquid as to their marketability (see
     Note 2 to the financial statements). The aggregate value of such securities at June 30, 2009, was $108,721,662 representing 3.6% of net assets. Information concerning such security holdings at June 30, 2009, is as follows:

                                                                       ACQUISITION
     SECURITY                                                             DATES             COST
     ----------------------------------------------------------------------------------------------
     Goldman Sachs Group
       --% Absolute Trigger Mandatory Exchangeable Nts 2009              05-18-09       $87,000,000
     Morgan Stanley Performance Equity-Linked Redemption Quarterly-
       pay Securities (PERQS)
       7.30% 2009                                                        06-17-09        21,764,240


(g) Affiliated Money Market Fund -- See Note 9 to the financial statements. The rate shown is the seven-day current annualized yield at June 30, 2009.

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.



--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT  101

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Diversified Equity Income Fund

FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

SFAS 157 establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. When a valuation uses multiple inputs from varying levels of the hierarchy, the hierarchy level is determined based on the lowest level input or inputs that are significant to the fair value measurement in its entirety. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described in Note 2 to the financial statements -- Valuation of securities.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.


--------------------------------------------------------------------------------
102  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

The following table is a summary of the inputs used to value the Fund's investments as of June 30, 2009:

                                                                    FAIR VALUE AT JUNE 30, 2009
                                                   ------------------------------------------------------------
                                                        LEVEL 1         LEVEL 2
                                                     QUOTED PRICES       OTHER        LEVEL 3
                                                       IN ACTIVE      SIGNIFICANT   SIGNIFICANT
                                                      MARKETS FOR     OBSERVABLE   UNOBSERVABLE
DESCRIPTION                                        IDENTICAL ASSETS     INPUTS        INPUTS          TOTAL
---------------------------------------------------------------------------------------------------------------
Equity Securities
  Common Stocks                                     $2,873,591,615(a)         $--       $--      $2,873,591,615
  Preferred Stocks
    Pharmaceuticals                                             --      9,062,500        --           9,062,500
---------------------------------------------------------------------------------------------------------------
Total Equity Securities                              2,873,591,615      9,062,500        --       2,882,654,115
---------------------------------------------------------------------------------------------------------------
Bonds
  Corporate Debt Securities                                     --    119,682,720        --         119,682,720
---------------------------------------------------------------------------------------------------------------
Total Bonds                                                     --    119,682,720        --         119,682,720
---------------------------------------------------------------------------------------------------------------
Other
  Affiliated Money Market Fund                          32,348,687(b)          --        --          32,348,687
  Investments of Cash Collateral Received for
    Securities on Loan                                 519,525,249             --        --         519,525,249
---------------------------------------------------------------------------------------------------------------
Total Other                                            551,873,936             --        --         551,873,936
---------------------------------------------------------------------------------------------------------------
Total                                               $3,425,465,551   $128,745,220       $--      $3,554,210,771
---------------------------------------------------------------------------------------------------------------



(a) All industry classifications are identified in the Portfolio of Investments.
(b) Money market fund that is a sweep investment for cash balances in the Fund at June 30, 2009.



HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.



--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT  103

PORTFOLIO OF INVESTMENTS -------------------------------------------------------
RiverSource VP - Dynamic Equity Fund
JUNE 30, 2009 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


COMMON STOCKS (99.7%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (1.3%)
AeroVironment                                             4,098(b,d)         $126,464
American Science & Engineering                            2,580               178,330
Boeing                                                   84,071(d)          3,573,018
Ceradyne                                                 13,439(b,d)          237,333
Cubic                                                     3,204(d)            114,671
General Dynamics                                         94,226             5,219,178
ITT                                                      19,290               858,405
Northrop Grumman                                         64,606             2,951,202
Rockwell Collins                                         18,253(d)            761,698
United Technologies                                      40,266             2,092,221
                                                                      ---------------
Total                                                                      16,112,520
-------------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS (0.5%)
CH Robinson Worldwide                                    42,167(d)          2,199,009
FedEx                                                    78,369(d)          4,358,884
Pacer Intl                                               22,297(d)             49,722
                                                                      ---------------
Total                                                                       6,607,615
-------------------------------------------------------------------------------------

AIRLINES (0.1%)
Alaska Air Group                                         18,675(b,d)          341,006
Allegiant Travel                                          4,531(b,d)          179,609
AMR                                                      19,020(b,d)           76,460
Continental Airlines Cl B                                 9,550(b,d)           84,613
Delta Air Lines                                          28,630(b)            165,768
Hawaiian Holdings                                        31,450(b)            189,329
SkyWest                                                  38,152               389,150
Southwest Airlines                                       12,101(d)             81,440
UAL                                                      35,302(b,d)          112,613
US Airways Group                                         39,343(b)             95,603
                                                                      ---------------
Total                                                                       1,715,591
-------------------------------------------------------------------------------------

AUTO COMPONENTS (0.1%)
Autoliv                                                   5,410(c,d)          155,646
Cooper Tire & Rubber                                     27,316(d)            270,975
Exide Technologies                                       30,351(b,d)          113,209
Goodyear Tire & Rubber                                   26,402(b,d)          297,287
Johnson Controls                                         35,633(d)            773,948
Spartan Motors                                           12,260               138,906
                                                                      ---------------
Total                                                                       1,749,971
-------------------------------------------------------------------------------------

AUTOMOBILES (0.2%)
Ford Motor                                              135,678(b,d)          823,565
Harley-Davidson                                          88,541(d)          1,435,250
                                                                      ---------------
Total                                                                       2,258,815
-------------------------------------------------------------------------------------

BEVERAGES (2.4%)
Brown-Forman Cl B                                        18,790               807,594
Coca-Cola                                               383,898            18,423,265
Coca-Cola Enterprises                                    74,463             1,239,809
PepsiCo                                                 166,707             9,162,217
                                                                      ---------------
Total                                                                      29,632,885
-------------------------------------------------------------------------------------

BIOTECHNOLOGY (3.2%)
Amgen                                                   553,344(b)         29,294,031
Biogen Idec                                              51,492(b)          2,324,864
Cephalon                                                 47,130(b,d)        2,669,915
Cubist Pharmaceuticals                                    8,348(b)            153,019
Gilead Sciences                                          64,998(b,d)        3,044,506
Isis Pharmaceuticals                                     19,700(b,d)          325,050
Myriad Genetics                                          27,974(b,d)          997,273
NPS Pharmaceuticals                                      17,550(b)             81,783
PDL BioPharma                                            17,070               134,853
Vertex Pharmaceuticals                                    5,530(b,d)          197,089
                                                                      ---------------
Total                                                                      39,222,383
-------------------------------------------------------------------------------------

BUILDING PRODUCTS (0.1%)
American Woodmark                                         5,898               141,257
Apogee Enterprises                                       11,967(d)            147,194
Insteel Inds                                             13,220(d)            108,933
Masco                                                    96,124               920,868
Owens Corning                                             4,886(b)             62,443
                                                                      ---------------
Total                                                                       1,380,695
-------------------------------------------------------------------------------------

CAPITAL MARKETS (2.7%)
GFI Group                                                16,200               109,188
Goldman Sachs Group                                      72,955            10,756,486
Greenhill & Co                                            2,425(d)            175,109
Knight Capital Group Cl A                                11,585(b)            197,524
Morgan Stanley                                          553,040            15,767,171
MVC Capital                                              14,603               123,541
State Street                                             98,551(d)          4,651,607
Stifel Financial                                          4,963(b,d)          238,671
SWS Group                                                15,741(d)            219,902
T Rowe Price Group                                       14,223(d)            592,672
                                                                      ---------------
Total                                                                      32,831,871
-------------------------------------------------------------------------------------

CHEMICALS (1.4%)
Ashland                                                   2,672                74,950
Balchem                                                   4,854(d)            119,020
Calgon Carbon                                            12,999(b)            180,556
CF Inds Holdings                                         16,910             1,253,707
Dow Chemical                                            530,328(d)          8,559,494
Eastman Chemical                                         14,651               555,273
EI du Pont de Nemours & Co                               59,516             1,524,800
Innophos Holdings                                         7,688(d)            129,850
Olin                                                     14,868(d)            176,781
OM Group                                                 11,560(b)            335,471
PPG Inds                                                 45,008             1,975,851
Sigma-Aldrich                                            30,638(d)          1,518,419
Terra Inds                                                2,385                57,765
Westlake Chemical                                         6,911(d)            140,915
WR Grace & Co                                            53,415(b,d)          660,744
                                                                      ---------------
Total                                                                      17,263,596
-------------------------------------------------------------------------------------

COMMERCIAL BANKS (1.9%)
BancFirst                                                 2,945(d)            101,838
BB&T                                                    122,711(d)          2,697,188
Comerica                                                 42,633               901,688
Fifth Third Bancorp                                     163,029(d)          1,157,506
First Citizens BancShares Cl A                              420                56,133
First Financial                                           3,496(d)            110,404
First Financial Bankshares                                3,922(d)            197,512
KeyCorp                                                 293,203             1,536,384
MainSource Financial Group                                8,509(d)             63,137
Marshall & Ilsley                                       112,113(d)            538,142
PNC Financial Services Group                            224,558             8,715,096
SunTrust Banks                                           79,359             1,305,456
TowneBank                                                 5,730(d)             80,220
Trustmark                                                 7,358               142,157
UMB Financial                                             5,345(d)            203,163
Wells Fargo & Co                                        229,790(d)          5,574,705
Zions Bancorporation                                      6,108(d)             70,608
                                                                      ---------------
Total                                                                      23,451,337
-------------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.3%)
Avery Dennison                                           26,470               679,750
Clean Harbors                                             2,759(b)            148,958
GeoEye                                                    4,297(b,d)          101,237
Healthcare Services Group                                 9,185(d)            164,228
Herman Miller                                             6,650               102,011
HNI                                                       9,948(d)            179,661
Kimball Intl Cl B                                        21,474(d)            133,998
Republic Services                                        33,438(d)            816,222
Rollins                                                   7,732               133,841
RR Donnelley & Sons                                      87,206             1,013,334
Sykes Enterprises                                         6,582(b,d)          119,068
Tetra Tech                                                5,639(b,d)          161,557
United Stationers                                         5,357(b,d)          186,852
Viad                                                      4,044                69,638
                                                                      ---------------
Total                                                                       4,010,355
-------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (1.9%)
3Com                                                     84,332(b)            397,204
Airvana                                                  23,721(b,d)          151,103


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
104  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
COMMUNICATIONS EQUIPMENT (CONT.)
ARRIS Group                                              24,248(b,d)         $294,856
Cisco Systems                                           386,978(b)          7,213,269
Corning                                                 418,598             6,722,684
Loral Space & Communications                              4,248(b)            109,386
Motorola                                                 73,258(d)            485,701
NETGEAR                                                  10,354(b,d)          149,201
QUALCOMM                                                179,692             8,122,077
Starent Networks                                          7,085(b,d)          172,945
Tellabs                                                  18,172(b)            104,126
                                                                      ---------------
Total                                                                      23,922,552
-------------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (3.5%)
Adaptec                                                  40,298(b,d)          106,790
Apple                                                    15,790(b)          2,248,970
Dell                                                    466,057(b,d)        6,398,963
Electronics for Imaging                                  12,723(b,d)          135,627
Hewlett-Packard                                         185,412             7,166,173
IBM                                                     226,619(e)         23,663,555
Lexmark Intl Cl A                                       110,556(b,d)        1,752,313
NCR                                                       9,654(b)            114,207
Novatel Wireless                                         12,602(b)            113,670
Seagate Technology                                       27,929(c,d)          292,137
Sun Microsystems                                         18,063(b)            166,541
Western Digital                                          16,285(b)            431,553
                                                                      ---------------
Total                                                                      42,590,499
-------------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.3%)
EMCOR Group                                              13,870(b,d)          279,064
Fluor                                                    40,195             2,061,602
Granite Construction                                     19,347(d)            643,868
KBR                                                       6,177               113,904
Michael Baker                                             3,127(b)            132,460
Tutor Perini                                             25,761(b,d)          447,211
                                                                      ---------------
Total                                                                       3,678,109
-------------------------------------------------------------------------------------

CONSTRUCTION MATERIALS (0.1%)
Vulcan Materials                                         40,558(d)          1,748,050
-------------------------------------------------------------------------------------

CONSUMER FINANCE (0.4%)
American Express                                        113,108(d)          2,628,630
Discover Financial Services                              42,832               439,885
SLM                                                     136,105(b,d)        1,397,798
                                                                      ---------------
Total                                                                       4,466,313
-------------------------------------------------------------------------------------

CONTAINERS & PACKAGING (--%)
Rock-Tenn Cl A                                            5,489               209,460
-------------------------------------------------------------------------------------

DISTRIBUTORS (0.1%)
Genuine Parts                                            41,101             1,379,350
-------------------------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (0.4%)
Apollo Group Cl A                                        50,462(b)          3,588,858
Career Education                                          4,070(b)            101,302
Corinthian Colleges                                      12,262(b,d)          207,596
H&R Block                                                69,063             1,189,955
Regis                                                     7,905               137,626
Universal Technical Institute                             6,093(b,d)           90,968
                                                                      ---------------
Total                                                                       5,316,305
-------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (5.6%)
Bank of America                                       2,036,202            26,877,866
CIT Group                                               137,835(d)            296,345
Citigroup                                             3,602,125(d)         10,698,311
CME Group                                                 4,829             1,502,350
Interactive Brokers Group Cl A                            5,646(b)             87,682
JPMorgan Chase & Co                                     844,783            28,815,548
KKR Financial Holdings LLC                              305,901               284,488
Moody's                                                   3,396                89,485
NASDAQ OMX Group                                         30,181(b)            643,157
                                                                      ---------------
Total                                                                      69,295,232
-------------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (1.7%)
CenturyTel                                               47,515(d)          1,458,711
Embarq                                                   45,267             1,903,930
NTELOS Holdings                                           5,827(d)            107,333
Qwest Communications Intl                               206,938(d)            858,793
Shenandoah Telecommunications                             6,857(d)            139,129
Verizon Communications                                  524,667            16,123,016
                                                                      ---------------
Total                                                                      20,590,912
-------------------------------------------------------------------------------------

ELECTRIC UTILITIES (1.3%)
Hawaiian Electric Inds                                    3,891(d)             74,162
ITC Holdings                                              4,759               215,868
Northeast Utilities                                      65,915             1,470,564
Pinnacle West Capital                                    24,611(d)            742,022
Portland General Electric                                10,818(d)            210,735
Progress Energy                                          92,781             3,509,905
Southern                                                302,860(d)          9,437,117
                                                                      ---------------
Total                                                                      15,660,373
-------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.3%)
Emerson Electric                                        107,268             3,475,483
Encore Wire                                               4,797(d)            102,416
GrafTech Intl                                            29,415(b,d)          332,684
                                                                      ---------------
Total                                                                       3,910,583
-------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (0.6%)
Anixter Intl                                             10,463(b,d)          393,304
Arrow Electronics                                        12,482(b,d)          265,118
Avnet                                                    15,300(b)            321,759
Benchmark Electronics                                    43,748(b,d)          629,971
Ingram Micro Cl A                                        18,491(b)            323,593
Insight Enterprises                                      34,192(b)            330,295
Jabil Circuit                                           106,004               786,550
Methode Electronics                                      15,895(d)            111,583
Plexus                                                    3,484(b)             71,283
Sanmina-SCI                                             104,230(b)             45,861
SYNNEX                                                   10,273(b,d)          256,722
Tyco Electronics                                        191,730(c,d)        3,564,260
                                                                      ---------------
Total                                                                       7,100,299
-------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (2.0%)
Baker Hughes                                             80,917             2,948,615
Basic Energy Services                                    22,581(b,d)          154,228
BJ Services                                              75,028(d)          1,022,632
Complete Production Services                             14,615(b)             92,951
Diamond Offshore Drilling                                17,497(d)          1,453,126
ENSCO Intl                                               83,186(d)          2,900,696
GulfMark Offshore                                         6,113(b,d)          168,719
Halliburton                                             237,714             4,920,680
Helmerich & Payne                                         5,710(d)            176,268
Lufkin Inds                                               4,326(d)            181,908
Nabors Inds                                              91,056(b,c)        1,418,652
Natl Oilwell Varco                                      112,391(b)          3,670,690
Noble                                                    31,187(d)            943,407
Oil States Intl                                           3,852(b,d)           93,257
Parker Drilling                                          72,322(b,d)          313,877
Patterson-UTI Energy                                     13,041(d)            167,707
Pioneer Drilling                                         19,388(b,d)           92,869
Rowan Companies                                          47,606(d)            919,748
Smith Intl                                               59,515             1,532,511
Tidewater                                                 2,942(d)            126,124
Unit                                                      4,127(b)            113,781
Weatherford Intl                                         29,126(b,c)          569,705
Willbros Group                                            7,415(b,d)           92,762
                                                                      ---------------
Total                                                                      24,074,913
-------------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (3.0%)
Casey's General Stores                                   17,171(d)            441,123
Ingles Markets Cl A                                       8,288(d)            126,309
Nash Finch                                                3,902(d)            105,588
Pantry                                                    6,751(b,d)          112,067
Safeway                                                   6,968(d)            141,938
SUPERVALU                                                17,896               231,753
SYSCO                                                    67,160             1,509,757
Walgreen                                                101,189(d,e)        2,974,957
Wal-Mart Stores                                         632,163            30,621,976
Winn-Dixie Stores                                        23,608(b,d)          296,044
                                                                      ---------------
Total                                                                      36,561,512
-------------------------------------------------------------------------------------


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT  105

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Dynamic Equity Fund


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

FOOD PRODUCTS (1.3%)
Archer-Daniels-Midland                                  156,164            $4,180,510
Bunge                                                     3,708(d)            223,407
Cal-Maine Foods                                           5,498(d)            137,230
Campbell Soup                                             3,947(d)            116,121
Darling Intl                                             20,481(b)            135,175
Dean Foods                                               47,605(b)            913,540
Diamond Foods                                             5,429               151,469
Flowers Foods                                            10,871(d)            237,423
Fresh Del Monte Produce                                   7,894(b,c)          128,356
General Mills                                            66,994(d)          3,753,004
Green Mountain Coffee Roasters                            5,321(b,d)          314,548
Hershey                                                   2,944(d)            105,984
J&J Snack Foods                                           3,543(d)            127,194
JM Smucker                                               29,195             1,420,629
Kellogg                                                   4,678(d)            217,854
Lance                                                     8,483(d)            196,212
Ralcorp Holdings                                          8,094(b,d)          493,086
Sanderson Farms                                           5,813               261,585
Sara Lee                                                240,705             2,349,281
TreeHouse Foods                                           5,998(b,d)          172,562
                                                                      ---------------
Total                                                                      15,635,170
-------------------------------------------------------------------------------------

GAS UTILITIES (0.2%)
Atmos Energy                                              2,634                65,955
Laclede Group                                             5,287               175,158
New Jersey Resources                                     13,594(d)            503,522
Nicor                                                    17,869(d)            618,625
Piedmont Natural Gas                                      8,300               200,113
Questar                                                  39,934             1,240,350
                                                                      ---------------
Total                                                                       2,803,723
-------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (0.6%)
Becton Dickinson & Co                                    51,457(d)          3,669,399
CR Bard                                                   8,989               669,231
Greatbatch                                                4,687(b,d)          105,973
ICU Medical                                               3,036(b,d)          124,931
Medtronic                                                16,227               566,160
NuVasive                                                  8,800(b,d)          392,480
St. Jude Medical                                         17,707(b)            727,758
STERIS                                                   10,273(d)            267,920
Thoratec                                                 17,274(b,d)          462,598
Volcano                                                  11,287(b,d)          157,792
                                                                      ---------------
Total                                                                       7,144,242
-------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (2.5%)
AMERIGROUP                                               16,550(b,d)          444,368
Cardinal Health                                          51,414             1,570,698
Chemed                                                    2,334(d)             92,146
CIGNA                                                   178,348(d)          4,296,403
Coventry Health Care                                     16,891(b)            316,031
DaVita                                                   32,822(b)          1,623,376
Emergency Medical Services Cl A                           3,441(b)            126,698
Gentiva Health Services                                   6,229(b,d)          102,529
Health Net                                                6,358(b)             98,867
HealthSpring                                             32,051(b,d)          348,074
HMS Holdings                                              5,234(b,d)          213,128
Humana                                                   11,189(b)            360,957
Kindred Healthcare                                       27,742(b)            343,169
Laboratory Corp of America Holdings                       9,344(b,d)          633,430
Landauer                                                  2,059(d)            126,299
LHC Group                                                 2,943(b,d)           65,364
Magellan Health Services                                 16,925(b,d)          555,479
McKesson                                                 50,578             2,225,432
Molina Healthcare                                        11,390(b,d)          272,449
Omnicare                                                  4,985               128,414
Quest Diagnostics                                        92,051(d)          5,194,437
Triple-S Management Cl B                                  8,352(b,c,d)        130,208
UnitedHealth Group                                      433,331            10,824,607
Universal American Financial                             12,166(b)            106,088
Universal Health Services Cl B                              984(d)             48,068
                                                                      ---------------
Total                                                                      30,246,719
-------------------------------------------------------------------------------------

HEALTH CARE TECHNOLOGY (--%)
Allscripts-Misys Healthcare Solutions                    21,745(d)            344,876
Computer Programs & Systems                               2,407                92,212
                                                                      ---------------
Total                                                                         437,088
-------------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (3.3%)
Bob Evans Farms                                           3,054(d)             87,772
California Pizza Kitchen                                  6,114(b,d)           81,255
Intl Game Technology                                      3,867                61,485
McDonald's                                              667,618            38,381,359
Panera Bread Cl A                                           867(b,d)           43,229
Starbucks                                                39,230(b,d)          544,905
Starwood Hotels & Resorts Worldwide                      12,982(d)            288,200
Wyndham Worldwide                                        92,220             1,117,706
                                                                      ---------------
Total                                                                      40,605,911
-------------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.7%)
American Greetings Cl A                                  14,339(d)            167,480
Black & Decker                                           21,537(d)            617,250
Centex                                                   73,185               619,145
DR Horton                                                94,424(d)            883,809
Garmin                                                    7,406(c,d)          176,411
Harman Intl Inds                                         39,020(d)            733,576
KB Home                                                  29,637(d)            405,434
Leggett & Platt                                          55,145(d)            839,858
Lennar Cl A                                              73,437               711,605
Natl Presto Inds                                          2,790               212,319
Newell Rubbermaid                                        22,190(d)            230,998
NVR                                                         255(b)            128,109
Pulte Homes                                             161,915(d)          1,429,709
Ryland Group                                              8,084               135,488
Stanley Works                                             4,714(d)            159,522
Toll Brothers                                             4,218(b)             71,579
Whirlpool                                                27,955(d)          1,189,765
                                                                      ---------------
Total                                                                       8,712,057
-------------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (3.9%)
Clorox                                                   66,959             3,738,321
Colgate-Palmolive                                       123,004             8,701,303
Procter & Gamble                                        684,560            34,981,016
                                                                      ---------------
Total                                                                      47,420,640
-------------------------------------------------------------------------------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.1%)
Calpine                                                   5,715(b)             63,722
Constellation Energy Group                               59,501             1,581,537
                                                                      ---------------
Total                                                                       1,645,259
-------------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (1.6%)
General Electric                                      1,374,983(d)         16,114,801
McDermott Intl                                            6,874(b)            139,611
Seaboard                                                    250(d)            280,500
Textron                                                 110,789             1,070,222
Tredegar                                                  7,816               104,109
Tyco Intl                                                65,539(c)          1,702,703
                                                                      ---------------
Total                                                                      19,411,946
-------------------------------------------------------------------------------------

INSURANCE (6.0%)
AFLAC                                                    80,569             2,504,890
Allied World Assurance Holdings                           3,673(c)            149,969
Allstate                                                654,882            15,979,122
American Financial Group                                  7,048               152,096
Amerisafe                                                11,339(b,d)          176,435
Aon                                                     118,506             4,487,822
Arch Capital Group                                        3,043(b,c,d)        178,259
Aspen Insurance Holdings                                 28,789(c)            643,146
Assurant                                                 31,676               763,075
Axis Capital Holdings                                     8,590(c)            224,886
Chubb                                                    74,738             2,980,551
Cincinnati Financial                                      6,695               149,633
Employers Holdings                                       19,591(d)            265,458
Everest Re Group                                          2,782(c,d)          199,108
Hartford Financial Services Group                       161,003(d)          1,911,106
HCC Insurance Holdings                                    8,324(d)            199,859
Horace Mann Educators                                    20,251               201,902


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
106  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
INSURANCE (CONT.)
IPC Holdings                                             17,140(c)           $468,608
Lincoln Natl                                            152,092(d)          2,617,503
Marsh & McLennan Companies                               60,405             1,215,953
Max Capital Group                                        20,855(c)            384,983
MetLife                                                 296,141             8,887,191
Montpelier Re Holdings                                   26,439(c)            351,374
Odyssey Re Holdings                                      16,641(d)            665,307
PartnerRe                                                 2,770(c,d)          179,912
Platinum Underwriters Holdings                           28,755(c)            822,105
Principal Financial Group                               140,243             2,642,178
Progressive                                             359,409(b)          5,430,670
Prudential Financial                                    109,450             4,073,729
RenaissanceRe Holdings                                    4,237(c)            197,190
RLI                                                       7,793(d)            349,126
Safety Insurance Group                                    6,515(d)            199,098
Torchmark                                                14,998(d)            555,526
Travelers Companies                                     243,133             9,978,179
Unum Group                                               84,413             1,338,790
Validus Holdings                                         21,515(c,d)          472,900
WR Berkley                                               10,045               215,666
Zenith Natl Insurance                                    15,449               335,861
                                                                      ---------------
Total                                                                      72,549,166
-------------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL (0.2%)
Amazon.com                                               28,740(b)          2,404,388
NetFlix                                                   5,460(b,d)          225,716
NutriSystem                                              21,831(d)            316,550
PetMed Express                                            4,929(b,d)           74,083
                                                                      ---------------
Total                                                                       3,020,737
-------------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (0.1%)
EarthLink                                                62,369(b,d)          462,155
ModusLink Global Solutions                               34,634(b,d)          237,589
RealNetworks                                             32,456(b,d)           97,043
VistaPrint                                                2,157(b,c,d)         91,996
                                                                      ---------------
Total                                                                         888,783
-------------------------------------------------------------------------------------

IT SERVICES (1.2%)
Affiliated Computer Services Cl A                        20,630(b)            916,385
Automatic Data Processing                               136,372(d)          4,833,023
Ciber                                                    25,379(b)             78,675
Computer Sciences                                        49,185(b)          2,178,896
Convergys                                                 7,225(b)             67,048
CSG Systems Intl                                         10,800(b)            142,992
ManTech Intl Cl A                                         4,407(b,d)          189,677
MasterCard Cl A                                          20,016             3,348,877
MAXIMUS                                                   1,700(d)             70,125
NCI Cl A                                                  4,066(b,d)          123,688
Paychex                                                  76,156(d)          1,919,131
Perot Systems Cl A                                       12,453(b,d)          178,451
SAIC                                                     12,007(b)            222,730
Total System Services                                    11,825               158,337
                                                                      ---------------
Total                                                                      14,428,035
-------------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (0.2%)
Brunswick                                                24,516(d)            105,909
Eastman Kodak                                           140,627(d)            416,256
Hasbro                                                   12,118(d)            293,740
JAKKS Pacific                                            21,478(b,d)          275,563
Mattel                                                   81,263(d)          1,304,271
Polaris Inds                                              2,814(d)             90,386
                                                                      ---------------
Total                                                                       2,486,125
-------------------------------------------------------------------------------------

MACHINERY (1.4%)
Caterpillar                                              36,056(d)          1,191,290
Chart Inds                                                6,190(b)            112,534
Cummins                                                  59,472(d)          2,094,009
Dover                                                    19,941               659,848
Eaton                                                    40,227             1,794,526
Force Protection                                         45,049(b)            398,233
FreightCar America                                        3,527(d)             59,289
Gardner Denver                                            1,965(b)             49,459
Illinois Tool Works                                      95,283             3,557,867
Ingersoll-Rand                                          187,621(c)          3,921,280
Joy Global                                                1,790(d)             63,939
Manitowoc                                                78,386(d)            412,310
Mueller Inds                                             27,484(d)            571,667
NACCO Inds Cl A                                           4,002(d)            114,937
Parker Hannifin                                          42,240             1,814,630
Terex                                                     5,556(b)             67,061
Timken                                                    4,509                77,014
Wabtec                                                    8,968(d)            288,501
                                                                      ---------------
Total                                                                      17,248,394
-------------------------------------------------------------------------------------

MEDIA (0.9%)
CBS Cl B                                                334,456(d)          2,314,436
DIRECTV Group                                           117,165(b,d)        2,895,147
DreamWorks Animation SKG Cl A                             2,348(b,d)           64,781
Gannett                                                 157,084(d)            560,790
Marvel Entertainment                                      6,833(b,d)          243,186
Meredith                                                 24,578(d)            627,968
New York Times Cl A                                      32,923(d)            181,406
News Corp Cl A                                          281,950             2,568,565
Viacom Cl B                                              85,132(b)          1,932,496
WorldSpace Cl A                                         146,291(b,d)              717
                                                                      ---------------
Total                                                                      11,389,492
-------------------------------------------------------------------------------------

METALS & MINING (1.6%)
AK Steel Holding                                         46,088               884,429
Alcoa                                                   236,989(d)          2,448,096
Allegheny Technologies                                   53,994(d)          1,886,010
AM Castle & Co                                           12,753(d)            154,056
Brush Engineered Materials                                5,342(b,d)           89,479
Cliffs Natural Resources                                  4,154               101,648
Commercial Metals                                         8,426               135,069
Freeport-McMoRan Copper & Gold                           94,338             4,727,278
Haynes Intl                                               3,353(b)             79,466
Horsehead Holding                                        22,367(b,d)          166,634
Kaiser Aluminum                                           3,984               143,065
Newmont Mining                                           51,409             2,101,086
Nucor                                                    78,600(d)          3,492,198
Olympic Steel                                             7,466(d)            182,693
Reliance Steel & Aluminum                                 5,740(d)            220,359
Royal Gold                                                5,306(d)            221,260
RTI Intl Metals                                           8,041(b,d)          142,084
Timminco                                                277,094(b,c,d)        293,058
United States Steel                                      60,554(d)          2,164,200
Worthington Inds                                         17,984               230,015
                                                                      ---------------
Total                                                                      19,862,183
-------------------------------------------------------------------------------------

MULTILINE RETAIL (1.0%)
Big Lots                                                 38,649(b,d)          812,788
Dillard's Cl A                                           39,819(d)            366,335
Dollar Tree                                               4,467(b)            188,061
Family Dollar Stores                                    114,037(d)          3,227,247
Fred's Cl A                                              11,674(d)            147,092
JC Penney                                                30,667               880,450
Kohl's                                                   92,819(b,d)        3,968,013
Macy's                                                   96,323             1,132,758
Nordstrom                                                45,125(d)            897,536
Sears Holdings                                            3,176(b,d)          211,268
                                                                      ---------------
Total                                                                      11,831,548
-------------------------------------------------------------------------------------

MULTI-UTILITIES (1.2%)
CH Energy Group                                           4,065(d)            189,836
Consolidated Edison                                     113,095(d)          4,232,015
MDU Resources Group                                       3,476                65,940
PG&E                                                    194,695(d)          7,484,075
SCANA                                                    26,367               856,136
Wisconsin Energy                                          9,739               396,475
Xcel Energy                                              99,336(d)          1,828,776
                                                                      ---------------
Total                                                                      15,053,253
-------------------------------------------------------------------------------------

OFFICE ELECTRONICS (0.1%)
Xerox                                                   112,739               730,549
-------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (11.0%)
Apache                                                   91,243             6,583,182
Chevron                                                 954,016            63,203,560
Cimarex Energy                                            3,731(d)            105,737
Comstock Resources                                        6,553(b,d)          216,577
ConocoPhillips                                          350,193            14,729,117
Frontier Oil                                              9,492(d)            124,440
Frontline                                                 2,817(c,d)           68,622
Hess                                                     73,718             3,962,343
Marathon Oil                                            225,370             6,790,398
Massey Energy                                            27,464               536,647


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT  107

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Dynamic Equity Fund


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
OIL, GAS & CONSUMABLE FUELS (CONT.)
McMoRan Exploration                                      14,887(b)            $88,727
Murphy Oil                                               63,759(d)          3,463,389
Noble Energy                                             44,971             2,651,940
Nordic American Tanker Shipping                           4,822(c,d)          153,436
Occidental Petroleum                                    274,453(d)         18,061,751
Peabody Energy                                           58,635             1,768,432
Pioneer Natural Resources                                38,822               989,961
Plains Exploration & Production                           2,501(b)             68,427
Rosetta Resources                                        14,521(b,d)          127,059
Southwestern Energy                                       4,717(b,d)          183,255
Spectra Energy                                           67,193             1,136,906
St. Mary Land & Exploration                               2,953                61,629
Sunoco                                                   86,246(d)          2,000,907
Swift Energy                                             22,308(b)            371,428
Tesoro                                                   85,935(d)          1,093,953
USEC                                                     49,943(b,d)          265,697
Valero Energy                                           183,489(d)          3,099,129
Western Refining                                         11,158(b)             78,775
Williams Companies                                      113,254             1,767,895
World Fuel Services                                       7,218(d)            297,598
                                                                      ---------------
Total                                                                     134,050,917
-------------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (--%)
Intl Paper                                                8,977               135,822
Wausau Paper                                             14,592(d)             98,058
                                                                      ---------------
Total                                                                         233,880
-------------------------------------------------------------------------------------

PERSONAL PRODUCTS (--%)
Chattem                                                   1,745(b,d)          118,835
-------------------------------------------------------------------------------------

PHARMACEUTICALS (12.6%)
Abbott Laboratories                                      66,896             3,146,788
Allergan                                                 61,744             2,937,780
Auxilium Pharmaceuticals                                  8,632(b,d)          270,872
Bristol-Myers Squibb                                    229,878             4,668,822
Forest Laboratories                                     128,182(b)          3,218,650
Johnson & Johnson                                       895,436            50,860,765
King Pharmaceuticals                                    197,369(b)          1,900,663
Merck & Co                                              445,879(d)         12,466,777
Mylan                                                    24,908(b,d)          325,049
Myriad Pharmaceuticals                                    6,994(b)             32,520
Par Pharmaceutical Companies                              9,514(b,d)          144,137
Pfizer                                                3,883,946            58,259,189
Schering-Plough                                         328,053             8,240,691
Valeant Pharmaceuticals Intl                             19,319(b,d)          496,885
ViroPharma                                               49,289(b)            292,284
Watson Pharmaceuticals                                   25,567(b)            861,352
Wyeth                                                   146,016             6,627,666
                                                                      ---------------
Total                                                                     154,750,890
-------------------------------------------------------------------------------------

PROFESSIONAL SERVICES (0.1%)
Administaff                                               7,451(d)            173,385
Heidrick & Struggles Intl                                 7,331(d)            133,791
Huron Consulting Group                                    3,479(b,d)          160,834
ICF Intl                                                  4,692(b,d)          129,452
Kelly Services Cl A                                      15,660               171,477
Korn/Ferry Intl                                          14,884(b,d)          158,366
Manpower                                                  3,366(d)            142,516
TrueBlue                                                 26,352(b,d)          221,357
                                                                      ---------------
Total                                                                       1,291,178
-------------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (--%)
Capstead Mtge                                            14,386               182,846
Digital Realty Trust                                      1,659(d)             59,475
Equity Residential                                        4,513(d)            100,324
Health Care REIT                                          2,064                70,382
Liberty Property Trust                                    2,217                51,080
UDR                                                       5,672(d)             58,592
                                                                      ---------------
Total                                                                         522,699
-------------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (--%)
St. Joe                                                   2,898(b,d)           76,768
-------------------------------------------------------------------------------------

ROAD & RAIL (0.1%)
Arkansas Best                                            17,752(d)            467,765
Con-way                                                   1,456(d)             51,411
Genesee & Wyoming Cl A                                    5,152(b)            136,580
Old Dominion Freight Line                                 4,874(b)            163,620
Ryder System                                             23,987(d)            669,718
Saia                                                      8,846(b,d)          159,316
Werner Enterprises                                        8,708               157,789
                                                                      ---------------
Total                                                                       1,806,199
-------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (1.8%)
Altera                                                   71,003(d)          1,155,929
Amkor Technology                                         75,224(b,d)          355,810
Atmel                                                    14,367(b)             53,589
Infineon Technologies                                   438,198(b,c)        1,564,534
Infineon Technologies ADR                               333,527(b,c,d)      1,189,024
Intel                                                   702,211            11,621,591
Lam Research                                              9,228(b,d)          239,928
Linear Technology                                        49,347(d)          1,152,252
MEMC Electronic Materials                                87,613(b)          1,560,388
MKS Instruments                                           8,185(b,d)          107,960
Natl Semiconductor                                       62,872(d)            789,044
NVIDIA                                                   11,880(b,d)          134,125
OmniVision Technologies                                  19,638(b)            204,039
Sigma Designs                                            12,679(b,d)          203,371
Silicon Image                                            38,455(b,d)           88,447
Teradyne                                                 18,491(b,d)          126,848
Xilinx                                                   62,619(d)          1,281,185
Zoran                                                    16,155(b)            176,090
                                                                      ---------------
Total                                                                      22,004,154
-------------------------------------------------------------------------------------

SOFTWARE (3.5%)
Ariba                                                    13,567(b,d)          133,499
Compuware                                                71,485(b)            490,387
Concur Technologies                                       4,344(b,d)          135,012
EPIQ Systems                                              5,946(b,d)           91,271
Intuit                                                   97,659(b,d)        2,750,077
Macrovision Solutions                                     9,902(b,d)          215,963
Microsoft                                             1,189,769            28,280,809
Oracle                                                  360,793             7,728,186
Pegasystems                                               5,548               146,356
Symantec                                                173,071(b)          2,692,985
Take-Two Interactive Software                            24,772(d)            234,591
TeleCommunication Systems Cl A                           14,973(b)            106,458
                                                                      ---------------
Total                                                                      43,005,594
-------------------------------------------------------------------------------------

SPECIALTY RETAIL (5.2%)
Aaron Rents                                               4,822(d)            143,792
Abercrombie & Fitch Cl A                                 65,660(d)          1,667,107
Aeropostale                                               4,590(b)            157,299
American Eagle Outfitters                                 8,068(d)            114,324
Asbury Automotive Group                                  18,325(d)            187,648
AutoNation                                               66,146(b,d)        1,147,633
AutoZone                                                  9,860(b,d)        1,489,945
Barnes & Noble                                            5,100(d)            105,213
Bed Bath & Beyond                                        59,048(b,d)        1,815,726
Best Buy                                                 68,385(d)          2,290,214
Blockbuster Cl A                                        126,108(b,d)           83,231
Brown Shoe                                               16,965(d)            122,827
Cato Cl A                                                14,459(d)            252,165
Chico's FAS                                              51,385(b,d)          499,976
Children's Place Retail Stores                            6,548(b,d)          173,064
Collective Brands                                        25,756(b,d)          375,265
Dress Barn                                               24,737(b,d)          353,739
Foot Locker                                              20,810               217,881
Gap                                                     150,148(d)          2,462,427
Genesco                                                   7,145(b)            134,112
Group 1 Automotive                                       11,988(d)            311,928
Home Depot                                            1,225,455            28,957,501
Hot Topic                                                31,608(b,d)          231,054
Jo-Ann Stores                                             9,150(b,d)          189,131
Jos A Bank Clothiers                                      9,134(b,d)          314,758
Limited Brands                                           64,190(d)            768,354


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
108  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
SPECIALTY RETAIL (CONT.)
Lowe's Companies                                        410,252(d)         $7,962,990
Men's Wearhouse                                          26,968(d)            517,246
Monro Muffler Brake                                       5,398(d)            138,783
Office Depot                                             87,281(b)            398,001
O'Reilly Automotive                                      73,372(b,d)        2,794,006
Pacific Sunwear of California                            28,322(b)             95,445
PetSmart                                                  8,234(d)            176,702
RadioShack                                               87,812(d)          1,225,856
Rent-A-Center                                            23,123(b)            412,283
Ross Stores                                               2,416(d)             93,258
Sherwin-Williams                                         70,047(d)          3,765,025
Stage Stores                                             16,412(d)            182,173
Staples                                                  54,919             1,107,716
Tiffany & Co                                              6,560(d)            166,362
Wet Seal Cl A                                            41,566(b,d)          127,608
                                                                      ---------------
Total                                                                      63,729,768
-------------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (0.6%)
Carter's                                                 14,082(b)            346,558
Coach                                                    57,496             1,545,492
Jones Apparel Group                                      78,507(d)            842,380
Liz Claiborne                                           138,685(d)            399,413
Nike Cl B                                                54,101             2,801,351
Skechers USA Cl A                                        11,691(b,d)          114,221
Steven Madden                                             6,291(b)            160,106
VF                                                       17,107(d)            946,872
                                                                      ---------------
Total                                                                       7,156,393
-------------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (0.3%)
Capitol Federal Financial                                 1,553(d)             59,526
First Niagara Financial Group                            18,679               213,315
Freddie Mac                                              61,112(b,d)           37,889
Hudson City Bancorp                                       8,484               112,752
Ocwen Financial                                          13,064(b,d)          169,440
People's United Financial                               206,608             3,107,385
United Financial Bancorp                                  8,410(d)            116,226
                                                                      ---------------
Total                                                                       3,816,533
-------------------------------------------------------------------------------------

TOBACCO (0.5%)
Alliance One Intl                                        17,381(b)             66,048
Altria Group                                            195,203             3,199,377
Lorillard                                                47,515             3,220,092
                                                                      ---------------
Total                                                                       6,485,517
-------------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (0.2%)
Beacon Roofing Supply                                    13,153(b)            190,192
Fastenal                                                 23,961(d)            794,787
Rush Enterprises Cl A                                    13,301(b,d)          154,957
Watsco                                                    3,364(d)            164,601
WESCO Intl                                                4,903(b)            122,771
WW Grainger                                               6,221(d)            509,375
                                                                      ---------------
Total                                                                       1,936,683
-------------------------------------------------------------------------------------

WATER UTILITIES (--%)
Aqua America                                              3,716(d)             66,516
California Water Service Group                            3,104(d)            114,352
                                                                      ---------------
Total                                                                         180,868
-------------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (0.3%)
Sprint Nextel                                           729,635(b)          3,509,544
Syniverse Holdings                                        7,756(b)            124,329
USA Mobility                                             17,943(d)            228,953
                                                                      ---------------
Total                                                                       3,862,826
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $1,343,336,251)                                                 $1,225,322,818
-------------------------------------------------------------------------------------



MONEY MARKET FUND (0.2%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.30%               2,852,806(f)         $2,852,806
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $2,852,806)                                                         $2,852,806
-------------------------------------------------------------------------------------



INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN (15.9%)
                                                       SHARES                VALUE(a)
CASH COLLATERAL REINVESTMENT FUND
JPMorgan Prime Money Market Fund                    195,864,667          $195,864,667
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $195,864,667)                                                     $195,864,667
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $1,542,053,724)                                                 $1,424,040,291
=====================================================================================



INVESTMENTS IN DERIVATIVES


FUTURES CONTRACTS OUTSTANDING AT JUNE 30, 2009



                                                  NUMBER OF                                           UNREALIZED
                                                  CONTRACTS         NOTIONAL        EXPIRATION       APPRECIATION
CONTRACT DESCRIPTION                            LONG (SHORT)      MARKET VALUE         DATE         (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------
S&P 500 Index                                        22            $5,035,250       Sept. 2009              $3,890



NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At June 30, 2009, the value of foreign securities represented 1.6% of net assets.

(d) At June 30, 2009, security was partially or fully on loan. See Note 7 to the financial statements.

(e) At June 30, 2009, investments in securities included securities valued at $4,400,652 that were partially pledged as collateral to cover initial margin deposits on open stock index futures contracts.

(f) Affiliated Money Market Fund -- See Note 9 to the financial statements. The rate shown is the seven-day current annualized yield at June 30, 2009.

     The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.



--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT  109

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Dynamic Equity Fund

FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

SFAS 157 establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. When a valuation uses multiple inputs from varying levels of the hierarchy, the hierarchy level is determined based on the lowest level input or inputs that are significant to the fair value measurement in its entirety. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described in Note 2 to the financial statements -- Valuation of securities.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.


--------------------------------------------------------------------------------
110  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

The following table is a summary of the inputs used to value the Fund's investments as of June 30, 2009:

                                                                     FAIR VALUE AT JUNE 30, 2009
                                                     -----------------------------------------------------------
                                                          LEVEL 1        LEVEL 2
                                                       QUOTED PRICES      OTHER        LEVEL 3
                                                         IN ACTIVE     SIGNIFICANT   SIGNIFICANT
                                                        MARKETS FOR     OBSERVABLE  UNOBSERVABLE
DESCRIPTION                                          IDENTICAL ASSETS     INPUTS       INPUTS          TOTAL
----------------------------------------------------------------------------------------------------------------
Equity Securities
  Common Stocks                                       $1,223,758,283(a) $1,564,535(b)    $--      $1,225,322,818
----------------------------------------------------------------------------------------------------------------
Total Equity Securities                                1,223,758,283     1,564,535        --       1,225,322,818
----------------------------------------------------------------------------------------------------------------
Other
  Affiliated Money Market Fund                             2,852,806(c)         --        --           2,852,806
  Investments of Cash Collateral Received for
    Securities on Loan                                   195,864,667            --        --         195,864,667
----------------------------------------------------------------------------------------------------------------
Total Other                                              198,717,473            --        --         198,717,473
----------------------------------------------------------------------------------------------------------------
Investments in Securities                              1,422,475,756     1,564,535        --       1,424,040,291
Other Financial Instruments                                    3,890(d)         --        --               3,890
----------------------------------------------------------------------------------------------------------------
Total                                                 $1,422,479,646    $1,564,535       $--      $1,424,044,181
----------------------------------------------------------------------------------------------------------------



(a) All industry classifications are identified in the Portfolio of Investments.
(b) Indicates certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading. Therefore, these investment securities were classified as Level 2 instead of Level 1. All industry classifications are identified in the Portfolio of Investments.
(c) Money market fund that is a sweep investment for cash balances in the Fund at June 30, 2009.
(d) Other financial instruments are derivative instruments, such as futures, which are valued at the unrealized appreciation (depreciation) on the instrument.



HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.


--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT  111

PORTFOLIO OF INVESTMENTS -------------------------------------------------------
RiverSource VP - Global Bond Fund
JUNE 30, 2009 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


BONDS (87.5%)(c)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
ARGENTINA (0.1%)
Republic of Argentina
 09-12-13                             7.00%            $1,752,000            $963,600
Republic of Argentina
 Sr Unsecured
 12-15-35                             0.00              4,700,000(j)          171,550
                                                                      ---------------
Total                                                                       1,135,150
-------------------------------------------------------------------------------------

AUSTRALIA (1.9%)
Commonwealth Bank of Australia
 (European Monetary Unit) Sr Unsub
 11-12-09                             3.38              1,555,000           2,183,943
New South Wales Treasury
 (Australian Dollar)
 05-01-12                             6.00             19,630,000          16,210,033
Queensland Treasury
 (Australian Dollar)
 07-14-09                             6.00             12,400,000          10,000,048
Telstra
 Sr Unsecured
 04-01-12                             6.38              1,050,000           1,051,613
                                                                      ---------------
Total                                                                      29,445,637
-------------------------------------------------------------------------------------

AUSTRIA (1.4%)
Republic of Austria
 (European Monetary Unit)
 07-15-14                             4.30             15,125,000          22,340,172
-------------------------------------------------------------------------------------

BELGIUM (1.7%)
Fortis Bank
 (European Monetary Unit) Sr Unsecured
 05-30-14                             4.50              1,910,000           2,574,551
Kingdom of Belgium
 (European Monetary Unit)
 03-28-10                             3.00              9,140,000          13,023,148
 09-28-12                             5.00              6,635,000          10,101,607
                                                                      ---------------
Total                                                                      25,699,306
-------------------------------------------------------------------------------------

BRAZIL (1.0%)
Banco Nacional de Desenvolvimento Economico e Social
 Sr Unsecured
 06-16-18                             6.37              1,165,000(d)        1,144,613
 06-10-19                             6.50              1,960,000(d)        1,956,310
Federative Republic of Brazil
 01-15-18                             8.00              1,655,000           1,853,600
Federative Republic of Brazil
 (Brazilian Real)
 01-05-16                            12.50              2,400,000           1,360,225
Nota do Tesouro Nacional
 (Brazilian Real) Series F
 07-01-10                            10.00              1,231,400           6,333,087
Nota do Tesouro Nacional (Brazilian Real) Series F
 01-01-13                            10.00                678,000           3,290,909
                                                                      ---------------
Total                                                                      15,938,744
-------------------------------------------------------------------------------------

CANADA (3.2%)
Canadian Pacific Railway
 (Canadian Dollar)
 06-15-10                             4.90                395,000(d)          350,236
EnCana
 Sr Unsecured
 11-01-11                             6.30             $3,330,000           3,575,744
Govt of Canada
 (Canadian Dollar)
 06-01-18                             4.25              4,800,000           4,452,613
Molson Coors Capital Finance
 09-22-10                             4.85              2,300,000           2,355,087
Nexen
 Sr Unsecured
 05-15-37                             6.40              3,955,000           3,632,509
Province of British Columbia
 (Canadian Dollar)
 06-18-14                             5.30              5,890,000           5,589,833
Province of Ontario
 (Canadian Dollar)
 03-08-14                             5.00             12,085,000          11,273,039
Province of Quebec
 (Canadian Dollar)
 12-01-17                             4.50              5,300,000           4,691,666
Royal Bank of Canada
 (European Monetary Unit) Sr Unsecured
 01-18-13                             3.25              2,235,000           3,129,291
Thomson Reuters
 10-01-14                             5.70              4,775,000           4,848,263
 07-15-18                             6.50              1,960,000(p)        2,039,811
Toronto-Dominion Bank
 (European Monetary Unit) Sr Unsecured
 05-14-15                             5.38              2,100,000           3,127,962
Videotron Ltee
 04-15-18                             9.13                200,000(d)          203,500
 04-15-18                             9.13                245,000             248,981
                                                                      ---------------
Total                                                                      49,518,535
-------------------------------------------------------------------------------------

COLOMBIA (0.1%)
Republic of Colombia
 09-18-37                             7.38              1,350,000           1,377,000
-------------------------------------------------------------------------------------

CZECH REPUBLIC (0.5%)
Czech Republic
 (Czech Koruna)
 10-18-10                             2.55             62,640,000           3,379,346
 06-16-13                             3.70             88,260,000           4,689,210
                                                                      ---------------
Total                                                                       8,068,556
-------------------------------------------------------------------------------------

DENMARK (0.8%)
Danske Bank
 (European Monetary Unit)
 03-16-10                             1.32              1,450,000(h)        2,033,735
Nykredit Realkredit
 (Danish Krone)
 04-01-28                             5.00             36,276,785           6,867,553
Nykredit Realkredit
 (European Monetary Unit)
 01-01-10                             5.00              2,170,000           3,093,691
                                                                      ---------------
Total                                                                      11,994,979
-------------------------------------------------------------------------------------

FRANCE (4.4%)
BNP Paribas
 (European Monetary Unit) Sr Sub Nts
 12-17-12                             5.25              1,965,000           2,885,581
Caisse Refinance Hypothe
 (European Monetary Unit)
 10-11-10                             4.38              3,150,000           4,540,090
Compagnie de Financement Foncier
 (European Monetary Unit)
 06-25-10                             5.63              3,830,000           5,559,958
Credit Agricole
 (European Monetary Unit) Sr Unsecured
 06-24-13                             6.00              1,950,000           2,979,386
Electricite de France
 (European Monetary Unit) Sr Unsecured
 02-05-18                             5.00              1,450,000           2,086,150
France Telecom
 07-08-14                             4.38             $1,560,000(m)        1,572,135
France Telecom
 (European Monetary Unit) Sr Unsecured
 02-21-17                             4.75              3,435,000           4,877,261
Govt of France
 (European Monetary Unit)
 04-25-12                             5.00              8,310,000          12,646,271
 04-25-13                             4.00             19,635,000          29,158,880
 10-25-16                             5.00                370,000             575,824
Veolia Environnement
 (European Monetary Unit)
 01-16-17                             4.38              1,050,000           1,381,275
                                                                      ---------------
Total                                                                      68,262,811
-------------------------------------------------------------------------------------

GERMANY (6.8%)
Bayerische Landesbank
 (Japanese Yen) Sr Nts
 04-22-13                             1.40            576,000,000           5,800,483
Bundesrepublik Deutschland
 (European Monetary Unit)
 07-04-10                             5.25             14,390,000          21,062,377
 07-04-27                             6.50             15,940,000          28,585,160
 07-04-28                             4.75              7,710,000          11,478,475
 07-04-34                             4.75             15,525,000          23,192,328


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
112  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
GERMANY (CONT.)
Corealcredit Bank
 (European Monetary Unit) Series 501
 09-02-09                             5.00%             2,590,000(d)       $3,651,418
Deutsche Pfandbriefbank
 (European Monetary Unit) Series G6
 01-15-10                             5.50              4,460,000           6,349,297
Rheinische Hypothekenbank
 (European Monetary Unit) Series 803
 07-05-10                             5.75              4,210,000(d)        6,138,925
                                                                      ---------------
Total                                                                     106,258,463
-------------------------------------------------------------------------------------

GREECE (1.2%)
Hellenic Republic
 (European Monetary Unit)
 08-20-12                             4.10              4,365,000           6,331,963
Hellenic Republic
 (European Monetary Unit) Sr Unsub
 10-22-22                             5.90              7,975,000          11,912,157
                                                                      ---------------
Total                                                                      18,244,120
-------------------------------------------------------------------------------------

INDONESIA (0.6%)
Govt of Indonesia
 (Indonesian Rupiah)
 05-15-16                            10.75         31,710,000,000           3,162,205
Govt of Indonesia
 (Indonesian Rupiah) Series FR43
 07-15-22                            10.25         53,607,000,000           4,735,932
Republic of Indonesia
 Sr Unsecured
 01-17-18                             6.88             $1,800,000(d)        1,719,000
 01-17-38                             7.75                150,000(d)          136,500
                                                                      ---------------
Total                                                                       9,753,637
-------------------------------------------------------------------------------------

IRELAND (0.1%)
GE Capital UK Funding
 (British Pound)
 04-26-10                             5.88                955,000           1,584,163
-------------------------------------------------------------------------------------

ITALY (3.5%)
Buoni Poliennali Del Tesoro
 (European Monetary Unit)
 01-15-10                             3.00             11,180,000          15,857,233
 04-15-12                             4.00              6,060,000           8,890,482
 08-01-15                             3.75              2,410,000           3,435,110
 02-01-19                             4.25              4,080,000           5,755,704
 11-01-26                             7.25              6,475,191          11,311,010
 11-01-27                             6.50              2,400,000           3,881,794
Intesa Sanpaolo
 (European Monetary Unit) Sr Unsecured
 12-19-13                             5.38              1,200,000           1,801,502
Telecom Italia Capital
 11-15-13                             5.25              3,950,000           3,873,323
                                                                      ---------------
Total                                                                      54,806,158
-------------------------------------------------------------------------------------

JAPAN (10.3%)
Bayer Holding
 (Japanese Yen)
 06-28-12                             1.96            130,000,000           1,332,892
Development Bank of Japan
 (Japanese Yen)
 06-20-12                             1.40          1,592,000,000          16,819,842
Govt of Japan CPI Linked
 (Japanese Yen)
 12-10-17                             1.20          1,240,944,000(g)       11,222,355
 03-10-18                             1.40          1,225,544,000(g)       11,229,678
Govt of Japan
 (Japanese Yen)
 09-20-17                             1.70          1,963,000,000          21,306,651
 12-20-22                             1.40          1,213,000,000          12,122,254
 12-20-26                             2.10          2,533,000,000          26,591,554
 12-20-34                             2.40            565,000,000           6,131,954
Govt of Japan
 (Japanese Yen) Series 239
 06-20-12                             1.40          1,565,600,000          16,720,253
Govt of Japan
 (Japanese Yen) Series 244
 12-20-12                             1.00          1,349,500,000          14,248,721
Govt of Japan
 (Japanese Yen) Series 267
 12-20-14                             1.30            716,000,000           7,628,586
Govt of Japan
 (Japanese Yen) Series 50
 09-20-10                             0.80          1,463,800,000          15,312,920
                                                                      ---------------
Total                                                                     160,667,660
-------------------------------------------------------------------------------------

JERSEY (0.2%)
ASIF III Jersey
 (Japanese Yen) Sr Secured
 10-15-09                             0.95            240,000,000           2,454,158
-------------------------------------------------------------------------------------

KAZAKHSTAN (--%)
KazMunaiGaz Finance
 07-02-18                             9.13               $550,000(d)          494,546
-------------------------------------------------------------------------------------

LUXEMBOURG (0.1%)
Gaz Capital
 Secured
 11-22-16                             6.21                600,000(d)          504,000
 08-16-37                             7.29                570,000(d,p)        427,500
                                                                      ---------------
Total                                                                         931,500
-------------------------------------------------------------------------------------

MALAYSIA (0.2%)
Petronas Capital
 05-22-12                             7.00              1,895,000(d)        2,091,873
 05-22-12                             7.00                315,000             346,810
                                                                      ---------------
Total                                                                       2,438,683
-------------------------------------------------------------------------------------

MEXICO (1.2%)
Mexican Fixed Rate Bonds
 (Mexican Peso)
 12-20-12                             9.00             76,800,000           6,272,076
Mexican Fixed Rate Bonds
 (Mexican Peso) Series M-10
 12-17-15                             8.00            141,810,000          10,912,190
Pemex Project Funding Master Trust
 03-01-18                             5.75             $1,813,000(p)        1,667,960
United Mexican States
 Sr Unsecured
 09-27-34                             6.75                315,000             317,678
                                                                      ---------------
Total                                                                      19,169,904
-------------------------------------------------------------------------------------

NETHERLANDS (3.8%)
Allianz Finance II
 (European Monetary Unit)
 11-23-16                             4.00                750,000           1,021,579
BMW Finance
 (European Monetary Unit)
 09-19-13                             8.88              1,950,000           3,129,966
Deutsche Telekom Intl Finance
 (European Monetary Unit)
 01-19-15                             4.00              3,755,000           5,251,348
E.ON Intl Finance
 (European Monetary Unit)
 10-02-17                             5.50              1,040,000           1,544,422
Govt of Netherlands
 (European Monetary Unit)
 07-15-12                             5.00              8,070,000          12,284,771
 07-15-13                             4.25              7,541,000          11,286,640
 07-15-16                             4.00              6,155,000           8,980,467
ING Groep
 (European Monetary Unit) Sr Unsecured
 05-31-17                             4.75              3,125,000           4,169,674
Nederlandse Waterschapsbank
 (British Pound) Sr Unsub
 06-07-10                             5.38              2,150,000           3,635,289
Rabobank Nederland
 (European Monetary Unit) Sr Unsub
 04-04-12                             4.13              2,290,000           3,343,347
Telefonica Europe
 09-15-10                             7.75              3,725,000           3,929,413
                                                                      ---------------
Total                                                                      58,576,916
-------------------------------------------------------------------------------------

NEW ZEALAND (0.7%)
Govt of New Zealand
 (New Zealand Dollar)
 04-15-13                             6.50             16,930,000          11,559,566
-------------------------------------------------------------------------------------

NORWAY (1.0%)
Eksportfinans
 (British Pound) Sr Unsecured
 09-06-10                             6.00              1,940,000           3,306,948
Govt of Norway
 (Norwegian Krone)
 05-16-11                             6.00             76,970,000          12,859,037
                                                                      ---------------
Total                                                                      16,165,985
-------------------------------------------------------------------------------------


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT  113

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Global Bond Fund

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)

PHILIPPINE ISLANDS (0.2%)
Power Sector Assets & Liabilities
 05-27-19                             7.25%            $2,200,000(d)       $2,216,500
Republic of Philippines
 01-14-31                             7.75                960,000(p)          998,400
                                                                      ---------------
Total                                                                       3,214,900
-------------------------------------------------------------------------------------

POLAND (1.2%)
Govt of Poland
 (Polish Zloty) Series 310
 03-24-10                             5.75             59,085,000          18,794,499
-------------------------------------------------------------------------------------

QATAR (0.1%)
State of Qatar
 Sr Nts
 04-09-19                             6.55              1,750,000(d)        1,795,382
-------------------------------------------------------------------------------------

RUSSIA (0.2%)
Russian Federation
 03-31-30                             7.50              2,068,800(d)        2,035,182
TransCapitalInvest for Transneft
 Secured
 03-05-14                             5.67                670,000(d)          576,200
                                                                      ---------------
Total                                                                       2,611,382
-------------------------------------------------------------------------------------

SOUTH AFRICA (0.3%)
Republic of South Africa
 (South African Rand)
 12-21-14                             8.75             35,890,000           4,686,742
-------------------------------------------------------------------------------------

SOUTH KOREA (0.5%)
Export-Import Bank of Korea
 Sr Nts
 01-21-14                             8.13              3,430,000           3,733,986
Korea Development Bank
 (Japanese Yen)
 06-28-10                             0.87            400,000,000           3,985,775
                                                                      ---------------
Total                                                                       7,719,761
-------------------------------------------------------------------------------------

SPAIN (2.1%)
AyT Cedulas Cajas Global
 (European Monetary Unit)
 06-14-18                             4.25              4,900,000           6,231,838
Caja de Ahorros y Monte de Piedad de Madrid
 (European Monetary Unit)
 03-25-11                             3.50              5,800,000           8,199,060
Govt of Spain
 (European Monetary Unit)
 07-30-17                             5.50              8,350,000          13,134,213
Santander Intl Debt
 (European Monetary Unit) Bank Guaranteed
 04-11-11                             5.13              2,400,000           3,479,195
Telefonica Emisiones SAU
 (European Monetary Unit)
 02-02-16                             4.38              1,850,000           2,548,103
                                                                      ---------------
Total                                                                      33,592,409
-------------------------------------------------------------------------------------

SUPRA-NATIONAL (0.8%)
Corp Andina de Fomento
 06-04-19                             8.13              2,420,000(p)        2,598,685
European Investment Bank
 (British Pound) Sr Unsecured
 12-07-11                             5.50              5,310,000           9,377,026
                                                                      ---------------
Total                                                                      11,975,711
-------------------------------------------------------------------------------------

SWEDEN (1.6%)
Govt of Sweden
 (Swedish Krona)
 05-05-14                             6.75            121,500,000          18,654,744
Govt of Sweden
 (Swedish Krona) Series 1045
 03-15-11                             5.25             46,980,000           6,510,442
                                                                      ---------------
Total                                                                      25,165,186
-------------------------------------------------------------------------------------

TUNISIA (0.2%)
Banque Centrale de Tunisie
 (Japanese Yen)
 08-02-10                             3.30            360,000,000           3,713,719
-------------------------------------------------------------------------------------

TURKEY (0.1%)
Republic of Turkey
 04-03-18                             6.75                696,000             692,520
 03-17-36                             6.88                660,000             603,900
                                                                      ---------------
Total                                                                       1,296,420
-------------------------------------------------------------------------------------

UNITED KINGDOM (3.9%)
SABMiller
 01-15-14                             5.70              2,610,000(d)        2,664,295
United Kingdom Treasury
 (British Pound)
 03-07-12                             5.00              3,350,000           5,900,523
 09-07-14                             5.00             13,095,000          23,694,747
 03-07-19                             4.50              2,500,000           4,378,782
 03-07-25                             5.00              2,565,000           4,593,559
 12-07-27                             4.25              3,700,000           6,048,761
 03-07-36                             4.25              2,860,000           4,581,200
 12-07-38                             4.75              3,400,000           5,909,841
 12-07-49                             4.25              1,750,000           2,810,522
                                                                      ---------------
Total                                                                      60,582,230
-------------------------------------------------------------------------------------

UNITED STATES (31.1%)
Allied Waste North America
 Sr Unsecured
 04-15-13                             7.88              1,370,000           1,397,400
American Express Credit Account Master Trust
 Series 2006-2 Cl A
 01-15-14                             5.35              4,175,000           4,373,691
American Express
 Sr Unsecured
 05-20-19                             8.13                795,000             824,995
AmeriCredit Automobile Receivables Trust
 Series 2007-DF Cl A3A (FSA)
 07-06-12                             5.49              1,902,020(n)        1,929,892
Anadarko Petroleum
 Sr Unsecured
 09-15-16                             5.95              3,540,000           3,492,648
Ashland
 06-01-17                             9.13                605,000(d)          629,200
AT&T
 Sr Unsecured
 01-15-38                             6.30              1,180,000           1,140,000
 02-15-39                             6.55              1,780,000(p)        1,776,835
Banc of America Commercial Mtge
 Series 2007-1 Cl A3
 01-15-49                             5.45              4,325,000(f)        3,540,918
Bank of America
 Sr Nts
 06-01-19                             7.63              2,980,000           2,988,301
Bank of America
 Sr Unsecured
 05-01-18                             5.65              3,725,000           3,296,045
Bear Stearns Commercial Mtge Securities
 Series 2003-T10 Cl A1
 03-13-40                             4.00                153,296(f)          149,176
BMW Vehicle Lease Trust
 Series 2009-1 Cl A2
 04-15-11                             2.04              4,900,000           4,912,368
CC Holdings GS V LLC/Crown Castle GS III
 Sr Secured
 05-01-17                             7.75              2,445,000(d)        2,383,874
CenterPoint Energy Houston Electric LLC
 Series U
 03-01-14                             7.00              1,690,000           1,832,697
CenterPoint Energy Resources
 Sr Unsecured
 02-15-11                             7.75              2,445,000           2,591,360
Charter Communications Operating LLC/Capital
 Secured
 04-30-12                            10.00                560,000(d)          539,000
Chesapeake Energy
 01-15-16                             6.63                690,000             605,475
Citibank Omni Master Trust
 Series 2007-A9A Cl A9
 12-23-13                             1.42              6,225,000(d,h)      6,214,712
Citigroup Commercial Mtge Trust
 Series 2005-C3 Cl A1
 05-15-43                             4.39                267,794(f)          268,083
Citigroup
 (European Monetary Unit) Sr Unsecured
 08-02-19                             5.00              1,905,000           2,036,318
Citigroup
 Sr Unsecured
 05-15-18                             6.13                720,000             629,756
Citigroup/Deutsche Bank Commercial Mtge Trust
 Series 2005-CD1 Cl ASB
 07-15-44                             5.40              1,075,000(f)        1,044,521
Cleveland Electric Illuminating
 1st Mtge
 11-15-18                             8.88              2,450,000           2,954,183


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
114  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
UNITED STATES (CONT.)
Clorox
 Sr Unsecured
 03-01-13                             5.00%               $55,000             $57,511
Colorado Interstate Gas
 Sr Unsecured
 11-15-15                             6.80              3,051,000           3,134,247
Comcast
 03-15-11                             5.50              3,450,000(p)        3,607,669
Commercial Mtge Pass-Through Ctfs
 Series 2006-CN2A Cl BFL
 02-05-19                             0.63                450,000(d,f,h)      224,551
Community Health Systems
 07-15-15                             8.88                921,000(p)          902,580
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-6CB Cl 1A1
 04-25-35                             7.50                594,974(f)          385,295
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-22R Cl 1A2
 05-25-36                             6.00              1,398,151(f)        1,192,416
Coventry Health Care
 Sr Unsecured
 08-15-14                             6.30              1,115,000             983,317
Cricket Communications
 Sr Secured
 05-15-16                             7.75              2,325,000(d)        2,249,438
CS First Boston Mtge Securities
 Series 2002-CKS4 Cl A1
 11-15-36                             4.49              1,016,365(f)        1,015,483
CS First Boston Mtge Securities
 Series 2004-C2 Cl A1
 05-15-36                             3.82                165,882(f)          158,617
CS First Boston Mtge Securities
 Series 2005-C4 Cl A1
 08-15-38                             4.77                615,908(f)          617,785
CSC Holdings
 Sr Unsecured
 04-15-14                             8.50              1,385,000(d,p)      1,371,150
 02-15-19                             8.63                495,000(d)          478,913
CSX
 Sr Unsecured
 04-01-15                             6.25              1,850,000           1,912,619
DaVita
 03-15-13                             6.63                740,000             697,450
Denbury Resources
 03-01-16                             9.75                885,000(p)          909,338
Detroit Edison
 10-01-13                             6.40              2,375,000           2,594,134
DIRECTV Holdings LLC/Financing
 05-15-16                             7.63              1,515,000           1,473,338
DISH DBS
 10-01-13                             7.00                 90,000              85,500
 10-01-14                             6.63              1,486,000           1,370,835
 02-01-16                             7.13                510,000             475,575
Dow Chemical
 Sr Unsecured
 05-15-19                             8.55              2,210,000           2,213,933
Dr Pepper Snapple Group
 05-01-18                             6.82                525,000             555,196
Duke Energy Indiana
 1st Mtge
 08-15-38                             6.35              1,770,000           1,942,003
Dunkin Securitization
 Series 2006-1 Cl A2 (AMBAC)
 06-20-31                             5.78              2,125,000(d,n)      1,919,576
El Paso
 Sr Unsecured
 12-12-13                            12.00              1,305,000           1,415,925
 06-15-14                             6.88                410,000             382,630
Erac USA Finance
 10-15-17                             6.38              5,050,000(d)        4,510,808
Exelon
 Sr Unsecured
 06-15-10                             4.45              2,350,000           2,373,265
Federal Home Loan Mtge Corp #1J1621
 05-01-37                             5.87              5,792,696(f,i)      6,085,249
Federal Home Loan Mtge Corp #A11799
 08-01-33                             6.50                 75,038(f)           80,339
Federal Home Loan Mtge Corp #A15881
 11-01-33                             5.00                682,457(f)          699,949
Federal Home Loan Mtge Corp #C02873
 05-01-37                             6.50              2,017,226(f)        2,146,066
Federal Home Loan Mtge Corp #E01377
 05-01-18                             4.50                369,040(f)          379,214
Federal Home Loan Mtge Corp #E91326
 09-01-17                             6.50                 72,064(f)           76,346
Federal Home Loan Mtge Corp #E99967
 10-01-18                             5.00                407,049(f)          423,206
Federal Home Loan Mtge Corp #G01535
 04-01-33                             6.00                637,973(f)          673,627
Federal Natl Mtge Assn
 10-15-14                             4.63             10,950,000(p)       11,811,163
 11-15-30                             6.63              9,850,000(p)       12,064,034
Federal Natl Mtge Assn #254632
 02-01-18                             5.50                991,404(f)        1,047,728
Federal Natl Mtge Assn #254686
 04-01-18                             5.50              1,139,195(f)        1,203,204
Federal Natl Mtge Assn #254722
 05-01-18                             5.50                591,855(f)          625,110
Federal Natl Mtge Assn #255079
 02-01-19                             5.00              3,532,200(f)        3,698,655
Federal Natl Mtge Assn #255377
 08-01-34                             7.00                308,440(f)          336,601
Federal Natl Mtge Assn #440730
 12-01-28                             6.00                441,266(f)          466,700
Federal Natl Mtge Assn #555417
 05-01-33                             6.00                791,810(f)          835,375
Federal Natl Mtge Assn #555528
 04-01-33                             6.00              1,326,534(f)        1,398,690
Federal Natl Mtge Assn #555531
 06-01-33                             5.50              1,901,038(f)        1,972,605
Federal Natl Mtge Assn #555734
 07-01-23                             5.00                430,172(f)          441,835
Federal Natl Mtge Assn #555740
 08-01-18                             4.50                197,062(f)          204,922
Federal Natl Mtge Assn #555851
 01-01-33                             6.50              2,932,253(f,q)      3,151,312
Federal Natl Mtge Assn #575487
 04-01-17                             6.50                212,847(f)          227,347
Federal Natl Mtge Assn #621581
 12-01-31                             6.50                246,895(f)          266,700
Federal Natl Mtge Assn #631315
 02-01-17                             5.50                128,508(f)          135,427
Federal Natl Mtge Assn #639965
 08-01-17                             6.00                430,869(f)          455,630
Federal Natl Mtge Assn #640996
 05-01-32                             7.50                198,411(f)          215,768
Federal Natl Mtge Assn #646147
 06-01-32                             7.00                143,278(f)          157,784
Federal Natl Mtge Assn #652284
 08-01-32                             6.50                156,653(f)          168,308
Federal Natl Mtge Assn #653145
 07-01-17                             6.00                 78,240(f)           82,861
Federal Natl Mtge Assn #654121
 09-01-17                             6.00                308,014(f)          326,422
Federal Natl Mtge Assn #655589
 08-01-32                             6.50                653,476(f)          708,952
Federal Natl Mtge Assn #666424
 08-01-32                             6.50                153,875(f)          165,323
Federal Natl Mtge Assn #670461
 11-01-32                             7.50                 87,969(f)           95,665
Federal Natl Mtge Assn #684595
 03-01-33                             6.00                624,862(f)          658,851
Federal Natl Mtge Assn #687583
 04-01-33                             6.00              1,632,304(f)        1,725,404
Federal Natl Mtge Assn #688034
 03-01-33                             5.50                193,205(f)          200,904
Federal Natl Mtge Assn #688691
 03-01-33                             5.50                306,205(f)          317,733
Federal Natl Mtge Assn #720786
 09-01-33                             5.50                792,445(f)          822,277
Federal Natl Mtge Assn #725162
 02-01-34                             6.00              1,415,929(f)        1,491,178
Federal Natl Mtge Assn #725232
 03-01-34                             5.00                660,405(f)          675,651
Federal Natl Mtge Assn #725424
 04-01-34                             5.50              3,740,793(f)        3,881,621
Federal Natl Mtge Assn #735029
 09-01-13                             5.32                490,732(f)          515,761
Federal Natl Mtge Assn #735883
 03-01-33                             6.00              4,244,084(f)        4,510,024
Federal Natl Mtge Assn #739474
 10-01-33                             5.50                417,565(f)          435,867
Federal Natl Mtge Assn #741850
 09-01-33                             5.50              1,238,866(f)        1,285,505


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT  115

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Global Bond Fund

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
UNITED STATES (CONT.)
Federal Natl Mtge Assn #745257
 01-01-36                             6.00%            $1,545,457(f)       $1,627,708
Federal Natl Mtge Assn #745283
 01-01-36                             5.50              4,145,395(f,q)      4,294,977
Federal Natl Mtge Assn #748110
 10-01-33                             6.50              1,400,674(f,q)      1,502,250
Federal Natl Mtge Assn #753507
 12-01-18                             5.00              1,216,021(f)        1,265,794
Federal Natl Mtge Assn #755498
 11-01-18                             5.50                805,407(f)          848,417
Federal Natl Mtge Assn #756799
 11-01-33                             6.50                340,416(f)          364,713
Federal Natl Mtge Assn #756844
 02-01-19                             5.00                277,808(f)          290,032
Federal Natl Mtge Assn #757299
 09-01-19                             4.50              1,995,959(f,q)      2,067,606
Federal Natl Mtge Assn #759336
 01-01-34                             6.00              3,153,771(f)        3,347,060
Federal Natl Mtge Assn #765946
 02-01-34                             5.50              5,587,655(f)        5,798,010
Federal Natl Mtge Assn #783646
 06-01-34                             5.50                517,856(f)          537,028
Federal Natl Mtge Assn #791393
 10-01-19                             5.50              1,397,811(f)        1,473,292
Federal Natl Mtge Assn #794298
 09-01-19                             5.50              1,090,262(f)        1,149,136
Federal Natl Mtge Assn #886292
 07-01-36                             7.00              2,974,576(f)        3,245,542
Federal Natl Mtge Assn #888120
 10-01-35                             5.00              5,305,731(f)        5,420,758
Federal Natl Mtge Assn #948012
 11-01-37                             6.00             10,230,414(f)       10,706,967
Forest Oil
 Sr Nts
 02-15-14                             8.50              1,085,000(d,p)      1,066,013
Freeport-McMoRan Copper & Gold
 Sr Unsecured
 04-01-17                             8.38              1,015,000           1,022,613
Frontier Communications
 Sr Unsecured
 05-01-14                             8.25              1,280,000           1,209,600
GE Capital Commercial Mtge
 Series 2005-C1 Cl A5
 06-10-48                             4.77                500,000(f)          409,529
General Electric Capital Assurance
 Series 2003-1 Cl A4
 05-12-35                             5.25              1,150,000(d,f)      1,103,818
General Electric Capital
 (New Zealand Dollar) Sr Unsecured
 02-04-10                             6.63              6,190,000           4,011,727
General Electric Capital
 Sr Unsecured
 01-10-39                             6.88              1,930,000           1,737,218
Georgia-Pacific LLC
 05-01-16                             8.25                920,000(d,p)        892,400
Goldman Sachs Group
 (European Monetary Unit) Sr Unsecured
 05-02-18                             6.38              1,125,000           1,600,091
Goldman Sachs Group
 Sr Unsecured
 02-15-19                             7.50              1,705,000           1,819,843
Govt Natl Mtge Assn #604708
 10-15-33                             5.50                494,722(f)          514,086
Govt Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2002-80 Cl CI
 01-20-32                           142.76                176,990(e,f)          5,171
Greenwich Capital Commercial Funding
 Series 2003-C1 Cl A3
 07-05-35                             3.86              2,325,000(f)        2,200,122
Greenwich Capital Commercial Funding
 Series 2004-GG1 Cl A5
 06-10-36                             4.88                500,000(f)          482,745
GS Mtge Securities II
 Series 2006-GG6 Cl A4
 04-10-38                             5.55              4,000,000(f)        3,294,256
GS Mtge Securities II
 Series 2007-EOP Cl J
 03-06-20                             1.17              2,400,000(d,f,h)    1,558,813
GS Mtge Securities II
 Series 2007-GG10 Cl F
 08-10-45                             5.81              1,475,000(f)          201,603
Harborview Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2004-1 Cl A4
 04-19-34                             4.78              4,045,527(f,i)      3,237,472
HCA
 Secured
 02-15-17                             9.88              1,945,000(d)        1,964,449
HCA
 Secured Pay-in-kind
 11-15-16                             9.63                 42,000(k)           41,580
Indiana Michigan Power
 Sr Nts
 03-15-19                             7.00              4,188,000(p)        4,516,507
Indiana Michigan Power
 Sr Unsecured
 03-15-37                             6.05                665,000             621,637
INVISTA
 Sr Unsecured
 05-01-12                             9.25              1,427,000(d)        1,352,083
Jarden
 Sr Secured
 05-01-16                             8.00              1,020,000             974,100
JPMorgan Chase & Co
 Sr Unsecured
 01-15-18                             6.00              2,115,000           2,101,056
JPMorgan Chase Commercial Mtge Securities
 Series 2003-LN1 Cl A1
 10-15-37                             4.13              2,632,936(f)        2,553,656
JPMorgan Chase Commercial Mtge Securities
 Series 2003-ML1A Cl A1
 03-12-39                             3.97                143,613(f)          135,275
JPMorgan Chase Commercial Mtge Securities
 Series 2003-ML1A Cl A2
 03-12-39                             4.77              1,625,000(f)        1,523,027
JPMorgan Chase Commercial Mtge Securities
 Series 2005-LDP4 Cl AM
 10-15-42                             5.00              5,000,000(f)        3,196,178
JPMorgan Chase Commercial Mtge Securities
 Series 2006-LDP6 Cl ASB
 04-15-43                             5.49              2,650,000(f)        2,488,252
JPMorgan Chase Commercial Mtge Securities
 Series 2006-LDP7 Cl ASB
 04-15-45                             5.88              2,800,000(f)        2,637,477
JPMorgan Chase Commercial Mtge Securities
 Series 2007-CB20 Cl A4
 02-12-51                             5.79              3,150,000(f)        2,353,098
JPMorgan Chase Commercial Mtge Securities
 Series 2007-CB20 Cl E
 02-12-51                             6.20              1,700,000(d,f)        125,520
L-3 Communications
 06-15-12                             7.63              1,505,000           1,512,525
Lamar Media
 08-15-15                             6.63              1,435,000           1,255,625
Lamar Media
 Sr Nts
 04-01-14                             9.75                540,000(d,p)        561,600
LB-UBS Commercial Mtge Trust
 Series 2004-C2 Cl A3
 03-15-29                             3.97                650,000(f)          597,518
LB-UBS Commercial Mtge Trust
 Series 2006-C4 Cl AAB
 06-15-32                             6.05                925,000(f)          866,708
LB-UBS Commercial Mtge Trust
 Series 2006-C6 Cl A4
 09-15-39                             5.37              1,900,000(f)        1,519,367
LB-UBS Commercial Mtge Trust
 Series 2008-C1 Cl A1
 04-15-41                             5.61                471,342(f)          458,914
Lehman Brothers Holdings
 Sr Unsecured
 05-02-18                             6.88              2,530,000(b,o)        404,800
Liberty Media LLC
 Sr Unsecured
 05-15-13                             5.70                816,000             705,840
Manufacturers & Traders Trust
 Sub Nts
 12-01-21                             5.63              1,365,000             973,979
Mellon Funding
 (British Pound)
 11-08-11                             6.38              1,240,000           2,124,179
Metropolitan Life Global Funding I
 Sr Secured
 04-10-13                             5.13              1,975,000(d)        1,997,219


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
116  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
UNITED STATES (CONT.)
MGM MIRAGE
 Sr Secured
 11-15-17                            11.13%              $775,000(d,p)       $832,156
Morgan Stanley Capital I
 Series 2003-T11 Cl A2
 06-13-41                             4.34                213,391(f)          213,022
Morgan Stanley Capital I
 Series 2004-HQ4 Cl A5
 04-14-40                             4.59                690,000(f)          655,500
Morgan Stanley Capital I
 Series 2006-T23 Cl AAB
 08-12-41                             5.80                775,000(f)          739,119
Morgan Stanley
 (European Monetary Unit) Sr Unsecured
 10-02-17                             5.50              2,475,000           3,207,869
Morgan Stanley
 Sr Unsecured
 04-01-18                             6.63                610,000             608,113
Nalco
 Sr Nts
 05-15-17                             8.25                745,000(d)          748,725
Natl Collegiate Student Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2006-3 Cl AIO
 01-25-12                             5.88              3,400,000(e)          530,720
Nevada Power
 08-01-18                             6.50                850,000             877,969
News America
 12-15-35                             6.40                180,000             157,542
 11-15-37                             6.65              1,765,000(p)        1,587,646
Nextel Communications
 Series D
 08-01-15                             7.38              1,360,000           1,084,600
Nielsen Finance LLC
 08-01-14                            10.00                670,000             633,988
NiSource Finance
 01-15-19                             6.80              2,000,000           1,874,186
Norfolk Southern
 Sr Unsecured
 04-01-18                             5.75                350,000             357,860
Northern States Power
 1st Mtge Series B
 08-28-12                             8.00              1,635,000           1,883,030
Northwest Pipeline
 Sr Unsecured
 06-15-16                             7.00              2,515,000           2,652,895
 04-15-17                             5.95              3,125,000           3,139,520
NRG Energy
 02-01-16                             7.38              2,530,000           2,394,013
Omnicare
 12-15-13                             6.75                930,000             837,000
 12-15-15                             6.88                105,000              94,763
PacifiCorp
 1st Mtge
 09-15-13                             5.45                850,000             903,552
PetroHawk Energy
 Sr Nts
 08-01-14                            10.50              1,375,000(d)        1,405,938
Potomac Electric Power
 1st Mtge
 12-15-38                             7.90              1,575,000           1,969,573
PPL Electric Utilities
 1st Mtge
 11-30-13                             7.13              9,275,000          10,436,355
Pricoa Global Funding I
 Sr Secured
 10-18-12                             5.40              2,400,000(d)        2,436,354
Principal Life Income Funding Trusts
 Sr Secured
 12-14-12                             5.30              2,415,000           2,412,061
Quicksilver Resources
 08-01-15                             8.25              2,265,000           2,015,850
Qwest
 Sr Unsecured
 10-01-14                             7.50                350,000             333,813
Range Resources
 Sr Sub Nts
 05-15-19                             8.00              2,695,000(p)        2,651,206
Renaissance Home Equity Loan Trust
 Series 2005-4 Cl A3
 02-25-36                             5.57                515,998             480,940
RR Donnelley & Sons
 Sr Unsecured
 01-15-17                             6.13              6,700,000           5,893,380
SandRidge Energy
 06-01-18                             8.00                730,000(d)          616,850
Sealy Mattress
 Sr Secured
 04-15-16                            10.88                340,000(d,p)        355,300
Select Medical
 02-01-15                             7.63              1,650,000           1,340,625
Seneca Gaming
 Sr Unsecured
 05-01-12                             7.25                300,000             259,500
Sierra Pacific Power
 Series M
 05-15-16                             6.00              8,860,000           8,972,814
Southern California Gas
 1st Mtge
 03-15-14                             5.50              1,900,000           2,049,519
Southern Natural Gas
 Sr Unsecured
 04-01-17                             5.90              9,010,000(d)        8,726,239
Speedway Motorsports
 Sr Unsecured
 06-01-16                             8.75              1,280,000(d)        1,299,200
Sprint Capital
 01-30-11                             7.63                514,000             508,218
Starwood Hotels & Resorts Worldwide
 Sr Unsecured
 10-15-14                             7.88              1,005,000             944,700
Structured Asset Securities
 Collateralized Mtge Obligation
 Series 2003-33H Cl 1A1
 10-25-33                             5.50              2,672,709(f)        2,432,270
Tenet Healthcare
 Sr Secured
 07-01-19                             8.88                785,000(d)          786,963
Time Warner Cable
 06-15-39                             6.75                985,000             952,624
Toledo Edison
 Sr Unsecured
 05-15-37                             6.15              1,650,000           1,553,170
Toyota Motor Credit
 (European Monetary Unit)
 02-12-10                             4.00                920,000           1,302,725
Transcontinental Gas Pipe Line LLC
 Sr Unsecured
 04-15-16                             6.40              7,255,000           7,445,814
U.S. Treasury
 06-30-11                             1.13              3,610,000           3,610,289
 02-15-14                             4.00             15,245,000(p)       16,313,339
 04-30-14                             1.88             19,710,000          19,126,387
 05-31-14                             2.25              1,870,000           1,844,867
 06-30-14                             2.63                675,000(m)          677,113
 02-15-15                             4.00             11,180,000(q)       11,877,878
 05-15-19                             3.13              8,635,000(p)        8,351,686
 02-15-39                             3.50             22,370,000(p)       19,343,114
U-Haul S Fleet LLC
 Series 2007-CP1 Cl CP (AMBAC)
 05-25-12                             5.40              3,000,000(d,n)      2,836,285
United Rentals North America
 06-15-16                            10.88              1,230,000(d)        1,180,800
Valeant Pharmaceuticals Intl
 Sr Unsecured
 06-15-16                             8.38                630,000(d)          625,275
Verizon Communications
 Sr Unsecured
 04-01-39                             7.35                900,000             980,687
Verizon New York
 Sr Unsecured Series A
 04-01-12                             6.88              5,740,000(p)        6,083,406
Verizon Pennsylvania
 Sr Unsecured Series A
 11-15-11                             5.65              1,675,000           1,768,801
Volkswagen Auto Lease Trust
 Series 2009-A Cl A3
 04-16-12                             3.41              2,450,000           2,476,143
Wachovia Bank Commercial Mtge Trust
 Series 2003-C7 Cl A2
 10-15-35                             5.08              1,064,000(d,f)        989,279
Wachovia Bank Commercial Mtge Trust
 Series 2005-C20 Cl A5
 07-15-42                             5.09                925,000(f)          852,345
Wachovia Bank Commercial Mtge Trust
 Series 2006-C24 Cl A3
 03-15-45                             5.56              3,125,000(f)        2,672,995


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT  117

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Global Bond Fund

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
UNITED STATES (CONT.)
Wachovia Bank Commercial Mtge Trust
 Series 2006-C24 Cl APB
 03-15-45                             5.58%            $1,200,000(f)       $1,110,956
Wachovia Bank Commercial Mtge Trust
 Series 2006-C27 Cl APB
 07-15-45                             5.73              1,200,000(f)        1,092,949
Wachovia Bank Commercial Mtge Trust
 Series 2006-C29 Cl A4
 11-15-48                             5.31                200,000(f)          152,754
Waste Management
 03-11-19                             7.38                405,000             434,007
Wells Fargo & Co
 (European Monetary Unit) Sr Unsecured
 11-03-16                             4.13              1,150,000           1,422,831
Wells Fargo & Co
 Sr Unsecured
 12-11-17                             5.63              2,110,000           2,076,943
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2005-14 Cl 2A1
 12-25-35                             5.50              7,349,007(f)        6,136,707
Windstream
 08-01-16                             8.63                679,000             650,143
 03-15-19                             7.00                 90,000              78,300
XTO Energy
 Sr Unsecured
 01-31-15                             5.00                365,000             370,151
 06-30-15                             5.30              2,160,000           2,220,143
                                                                      ---------------
Total                                                                     484,932,379
-------------------------------------------------------------------------------------

URUGUAY (0.2%)
Republic of Uruguay
 11-18-22                             8.00              1,485,000           1,551,825
Republica Orient Uruguay
 Sr Unsecured
 03-21-36                             7.63              1,700,000           1,636,250
                                                                      ---------------
Total                                                                       3,188,075
-------------------------------------------------------------------------------------

VENEZUELA (0.2%)
Petroleos de Venezuela
 04-12-17                             5.25              1,230,000             581,175
Republic of Venezuela
 02-26-16                             5.75              1,950,000           1,116,375
 05-07-23                             9.00              1,904,000(p)        1,165,248
                                                                      ---------------
Total                                                                       2,862,798
-------------------------------------------------------------------------------------
TOTAL BONDS
(Cost: $1,327,348,545)                                                 $1,363,017,942
-------------------------------------------------------------------------------------



SENIOR LOANS (0.3%)(l)
                                    COUPON           PRINCIPAL
BORROWER                             RATE              AMOUNT                VALUE(a)
UNITED STATES (0.3%)
Charter Communications Operating LLC
 Term Loan
 03-06-14                             6.25%            $2,175,639          $1,951,722
Fairpoint Communications
 Tranche B Term Loan
 03-31-15                             5.75              3,306,775           2,460,241
                                                                      ---------------
Total                                                                       4,411,963
-------------------------------------------------------------------------------------
TOTAL SENIOR LOANS
(Cost: $3,813,172)                                                         $4,411,963
-------------------------------------------------------------------------------------





MONEY MARKET FUND (2.3%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term
 Cash Fund, 0.30%                                    36,579,015(r)        $36,579,015
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $36,579,015)                                                       $36,579,015
-------------------------------------------------------------------------------------



INVESTMENTS OF CASH COLLATERAL
RECEIVED FOR SECURITIES ON
LOAN (3.1%)
                                                       SHARES                VALUE(a)
CASH COLLATERAL REINVESTMENT FUND
JPMorgan Prime Money Market Fund                     47,884,561           $47,884,561
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $47,884,561)                                                       $47,884,561
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $1,415,625,293)(s)                                              $1,451,893,481
=====================================================================================





INVESTMENTS IN DERIVATIVES

FUTURES CONTRACTS OUTSTANDING AT JUNE 30, 2009



                                                          NUMBER OF                                  UNREALIZED
                                                          CONTRACTS      NOTIONAL     EXPIRATION    APPRECIATION
CONTRACT DESCRIPTION                                    LONG (SHORT)   MARKET VALUE      DATE      (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------
Euro-Bobl, 5-year                                            281        $45,508,866   Sept. 2009         $618,001
Euro-Bund, 10-year                                           183         31,082,737   Sept. 2009          656,488
Euro-Buxl, 30-year                                            (4)          (531,942)  Sept. 2009          (21,267)
Japanese Govt Bond, 10-year                                   42         60,206,832   Sept. 2009          921,653
United Kingdom Long GILT, 10-year                             45          8,740,868   Sept. 2009           18,741
U.S. Long Bond, 20-year                                      (34)        (4,024,219)  Sept. 2009          (23,700)
U.S. Treasury Note, 2-year                                   154         33,297,688    Oct. 2009          168,168
U.S. Treasury Note, 10-year                                  205         23,834,454   Sept. 2009          (14,499)
-----------------------------------------------------------------------------------------------------------------
Total                                                                                                  $2,323,585
-----------------------------------------------------------------------------------------------------------------




FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT JUNE 30, 2009



                                                     CURRENCY TO              CURRENCY TO         UNREALIZED     UNREALIZED
EXCHANGE DATE                                       BE DELIVERED              BE RECEIVED        APPRECIATION   DEPRECIATION
----------------------------------------------------------------------------------------------------------------------------
July 2, 2009                                                2,185,658                4,450,000     $  86,489    $         --
                                                          U.S. Dollar           Brazilian Real
----------------------------------------------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
118  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                                     CURRENCY TO              CURRENCY TO         UNREALIZED     UNREALIZED
EXCHANGE DATE                                       BE DELIVERED              BE RECEIVED        APPRECIATION   DEPRECIATION
----------------------------------------------------------------------------------------------------------------------------
July 13, 2009                                               1,260,000                1,766,155     $      --    $     (1,430)
                                               European Monetary Unit              U.S. Dollar
----------------------------------------------------------------------------------------------------------------------------
July 16, 2009                                               7,570,671                8,570,000            --        (201,898)
                                                          U.S. Dollar          Canadian Dollar
----------------------------------------------------------------------------------------------------------------------------
July 20, 2009                                              93,480,000                6,970,917            --        (108,691)
                                                         Mexican Peso              U.S. Dollar
----------------------------------------------------------------------------------------------------------------------------
July 23, 2009                                               5,542,000                3,400,000        51,494              --
                                                          U.S. Dollar            British Pound
----------------------------------------------------------------------------------------------------------------------------
July 27, 2009                                               4,539,202                6,600,000        16,581              --
                                                          U.S. Dollar         Singapore Dollar
----------------------------------------------------------------------------------------------------------------------------
July 28, 2009                                              74,206,604            7,079,310,000            --        (687,594)
                                                          U.S. Dollar             Japanese Yen
----------------------------------------------------------------------------------------------------------------------------
Aug. 6, 2009                                               31,785,000                4,905,160            --         (33,570)
                                                      Norwegian Krone              U.S. Dollar
----------------------------------------------------------------------------------------------------------------------------
Aug. 6, 2009                                                4,905,160                3,518,414        30,825              --
                                                          U.S. Dollar   European Monetary Unit
----------------------------------------------------------------------------------------------------------------------------
Total                                                                                               $185,389     $(1,033,183)
----------------------------------------------------------------------------------------------------------------------------




NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2009, the value of these securities amounted to $82,088,481 or 5.3% of net assets.

(e) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only security is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. The interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at June 30, 2009.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(h) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on June 30, 2009.

(i) Adjustable rate security; interest rate varies to reflect current market conditions; rate shown is the effective rate on June 30, 2009.

(j) This is a variable rate security that entitles holders to receive only interest payments. Interest is paid annually. The interest payment is based on the Gross Domestic Product (GDP) level of the previous year for the respective country. To the extent that the previous year's GDP exceeds the 'base case GDP', an interest payment is made equal to 0.012225 of the difference.

(k) Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.

(l) Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate ("LIBOR") and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.


--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT  119

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Global Bond Fund

NOTES TO PORTFOLIO OF INVESTMENTS (CONTINUED)




(m) At June 30, 2009, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $2,231,179. See Note 2 to the financial statements.

(n) The following abbreviations are used in the portfolio security descriptions to identify the insurer of the issue:

     AMBAC  --   Ambac Assurance Corporation
     FSA    --   Financial Security Assurance


(o)  This position is in bankruptcy.

(p) At June 30, 2009, security was partially or fully on loan. See Note 7 to the financial statements.

(q) At June 30, 2009, investments in securities included securities valued at $2,362,735 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(r) Affiliated Money Market Fund -- See Note 9 to the financial statements. The rate shown is the seven-day current annualized yield at June 30, 2009.

(s) At June 30, 2009, the cost of securities for federal income tax purposes was approximately $1,415,625,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                     $72,663,000
     Unrealized depreciation                                                     (36,395,000)
     ---------------------------------------------------------------------------------------
     Net unrealized appreciation                                                 $36,268,000
     ---------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
120  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

SFAS 157 establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. When a valuation uses multiple inputs from varying levels of the hierarchy, the hierarchy level is determined based on the lowest level input or inputs that are significant to the fair value measurement in its entirety. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described in Note 2 to the financial statements -- Valuation of securities.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.


--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT  121

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Global Bond Fund

FAIR VALUE MEASUREMENTS (CONTINUED)




The following table is a summary of the inputs used to value the Fund's investments as of June 30, 2009:

                                                                     FAIR VALUE AT JUNE 30, 2009
                                                   --------------------------------------------------------------
                                                        LEVEL 1          LEVEL 2
                                                     QUOTED PRICES        OTHER         LEVEL 3
                                                       IN ACTIVE       SIGNIFICANT    SIGNIFICANT
                                                      MARKETS FOR      OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                        IDENTICAL ASSETS      INPUTS         INPUTS          TOTAL
-----------------------------------------------------------------------------------------------------------------
Bonds
  U.S. Government Obligations & Agencies              $81,144,674       $23,875,197           $--    $105,019,871
  Foreign Government Obligations & Agencies            22,452,033       709,870,726            --     732,322,759
  Corporate Debt Securities                                    --       322,082,155            --     322,082,155
  Asset-Backed Securities                                      --        25,674,326     6,867,553      32,541,879
  Residential Mortgage-Backed Securities                       --       124,094,116     3,237,472     127,331,588
  Commercial Mortgage-Backed Securities                        --        43,719,690            --      43,719,690
-----------------------------------------------------------------------------------------------------------------
Total Bonds                                           103,596,707     1,249,316,210    10,105,025   1,363,017,942
-----------------------------------------------------------------------------------------------------------------
Other
  Senior Loans                                                 --         4,411,963            --       4,411,963
  Affiliated Money Market Fund                         36,579,015(a)             --            --      36,579,015
  Investments of Cash Collateral Received for
    Securities on Loan                                 47,884,561                --            --      47,884,561
-----------------------------------------------------------------------------------------------------------------
Total Other                                            84,463,576         4,411,963            --      88,875,539
-----------------------------------------------------------------------------------------------------------------
Investments in Securities                             188,060,283     1,253,728,173    10,105,025   1,451,893,481
Other Financial Instruments                             2,323,585(b)       (847,794)(b)        --       1,475,791
-----------------------------------------------------------------------------------------------------------------
Total                                                $190,383,868    $1,252,880,379   $10,105,025  $1,453,369,272
-----------------------------------------------------------------------------------------------------------------



(a) Money market fund that is a sweep investment for cash balances in the Fund at June 30, 2009.
(b) Other financial instruments are derivative instruments, such as futures and forwards, which are valued at the unrealized appreciation (depreciation) on the instrument.

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

                                                                             RESIDENTIAL
                                                                   ASSET-     MORTGAGE-
                                                                   BACKED       BACKED
                                                                 SECURITIES   SECURITIES     TOTAL
-----------------------------------------------------------------------------------------------------
Balance as of Dec. 31, 2008                                      $9,718,682   $8,442,850  $18,161,532
  Accrued discounts/premiums                                            534       40,821       41,355
  Realized gain (loss)                                                8,180   (1,647,011)  (1,638,831)
  Change in unrealized appreciation (depreciation)                   88,968    2,099,174    2,188,142
  Net purchases (sales)                                            (182,834)  (5,698,362)  (5,881,196)
  Transfers in and/or out of Level 3                             (2,765,977)          --   (2,765,977)
-----------------------------------------------------------------------------------------------------
Balance as of June 30, 2009                                      $6,867,553   $3,237,472  $10,105,025
-----------------------------------------------------------------------------------------------------





HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.


--------------------------------------------------------------------------------
122  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS -------------------------------------------------------
RiverSource VP - Global Inflation Protected Securities Fund
JUNE 30, 2009 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


BONDS (99.2%)(c)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
CANADA (2.8%)
Govt of Canada
 (Canadian Dollar)
 12-01-21                            4.25%              8,226,360(b)       $9,125,887
 12-01-26                            4.25              19,531,615(b)       22,505,483
                                                                      ---------------
Total                                                                      31,631,370
-------------------------------------------------------------------------------------

FRANCE (12.1%)
Govt of France
 (European Monetary Unit)
 07-25-12                            3.00              35,318,112(b)       53,382,931
 07-25-15                            1.60               5,508,450(b)        7,872,543
 07-25-20                            2.25              52,110,378(b)       75,953,188
                                                                      ---------------
Total                                                                     137,208,662
-------------------------------------------------------------------------------------

GERMANY (1.8%)
Deutsche Bundesrepublik Inflation Linked
 (European Monetary Unit)
 04-15-16                            1.50              14,188,365(b)       20,089,890
-------------------------------------------------------------------------------------

ITALY (11.0%)
Buoni Poliennali Del Tesoro
 (European Monetary Unit)
 09-15-10                            0.95               7,181,258(b)       10,168,037
 09-15-14                            2.15              36,206,968(b)       51,929,849
 09-15-17                            2.10              26,770,500(b)       37,373,613
Buoni Poliennali Del Tesoro
 (European Monetary Unit) Sr Nts
 09-15-35                            2.35              19,990,773(b)       26,045,390
                                                                      ---------------
Total                                                                     125,516,889
-------------------------------------------------------------------------------------

JAPAN (3.5%)
Govt of Japan CPI Linked
 (Japanese Yen)
 06-10-15                            0.50           1,741,740,000(b)       15,717,978
 06-10-18                            1.40           2,697,300,000(b)       24,463,063
                                                                      ---------------
Total                                                                      40,181,041
-------------------------------------------------------------------------------------

SWEDEN (1.1%)
Govt of Sweden Inflation Linked
 (Swedish Krona)
 12-01-28                            3.50              62,930,000(d)       12,065,300
-------------------------------------------------------------------------------------

UNITED KINGDOM (19.4%)
United Kingdom Gilt Inflation Linked
 (British Pound)
 08-16-13                            2.50               3,000,000(d)       12,174,970
 07-26-16                            2.50               8,210,000(d)       37,854,274
 04-16-20                            2.50              18,590,000(d)       88,883,951
 07-22-30                            4.13              11,450,000(d)       46,571,322
United Kingdom Treasury
 (British Pound)
 12-07-38                            4.75              20,000,000          34,763,770
                                                                      ---------------
Total                                                                     220,248,287
-------------------------------------------------------------------------------------

UNITED STATES (47.5%)
Novistar Home Equity Loan
 Series 2007-2 Cl A2A
 09-25-37                            0.40              $2,788,017(f)        2,347,678
Structured Asset Securities Corp
 Collateralized Mtge Obligation
 Series 2006-NC1 Cl A6
 05-25-36                            0.36               4,407,258(g)        4,102,570
U.S. Treasury Inflation-Indexed Bond
 01-15-11                            3.50              12,251,000(b)       12,784,202
 04-15-11                            2.38              12,353,760(b,h)     12,721,584
 01-15-12                            3.38              39,867,224(b,h)     42,374,893
 07-15-12                            3.00              31,159,260(b)       33,011,846
 01-15-14                            2.00              54,524,610(b,h)     55,773,259
 07-15-14                            2.00              28,658,192(b,h)     29,332,476
 01-15-15                            1.63              43,064,379(b)       41,122,758
 01-15-16                            2.00              25,014,843(b)       25,392,192
 07-15-16                            2.50              13,725,530(b)       14,408,752
 01-15-17                            2.38              25,417,732(b)       26,524,085
 07-15-18                            1.38              31,641,280(b)       30,674,747
 01-15-19                            2.13              26,238,230(b,h)     27,101,342
 01-15-26                            2.00              54,788,790(b,h)     53,646,117
 01-15-27                            2.38              30,661,990(b,h)     31,747,428
 04-15-28                            3.63              41,185,010(b)       50,121,191
 04-15-29                            3.88              37,250,702(b)       47,265,473
                                                                      ---------------
Total                                                                     540,452,593
-------------------------------------------------------------------------------------
TOTAL BONDS
(Cost: $1,137,289,880)                                                 $1,127,394,032
-------------------------------------------------------------------------------------





MONEY MARKET FUND (5.1%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.30%              57,416,315(e)        $57,416,315
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $57,416,315)                                                       $57,416,315
-------------------------------------------------------------------------------------



INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN (3.8%)
                                                       SHARES                VALUE(a)
CASH COLLATERAL REINVESTMENT FUND
JPMorgan Prime Money Market Fund                     43,013,353           $43,013,353
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $43,013,353)                                                       $43,013,353
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $1,237,719,548)(i)                                              $1,227,823,700
=====================================================================================



INVESTMENTS IN DERIVATIVES


At June 30, 2009, $590,400 was held in a margin deposit account as collateral to cover initial margin deposits on open interest rate futures contracts.

FUTURES CONTRACTS OUTSTANDING AT JUNE 30, 2009



                                                          NUMBER OF                                  UNREALIZED
                                                          CONTRACTS      NOTIONAL     EXPIRATION    APPRECIATION
CONTRACT DESCRIPTION                                    LONG (SHORT)   MARKET VALUE      DATE      (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------
U.S. Treasury Note, 5-year                                   315        $36,136,406    Oct. 2009         $293,277
U.S. Treasury Note, 10-year                                  153         17,788,642   Sept. 2009          159,718
-----------------------------------------------------------------------------------------------------------------
Total                                                                                                    $452,995
-----------------------------------------------------------------------------------------------------------------






                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT  123

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Global Inflation Protected Securities Fund

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT JUNE 30, 2009



                                                         CURRENCY TO        CURRENCY TO    UNREALIZED     UNREALIZED
EXCHANGE DATE                                           BE DELIVERED        BE RECEIVED   APPRECIATION   DEPRECIATION
---------------------------------------------------------------------------------------------------------------------
July 13, 2009                                                 202,270,000   283,523,882          $--        $(229,522)
                                                   European Monetary Unit   U.S. Dollar
---------------------------------------------------------------------------------------------------------------------
July 17, 2009                                                 129,900,000   212,646,300           --       (1,052,642)
                                                            British Pound   U.S. Dollar
---------------------------------------------------------------------------------------------------------------------
July 21, 2009                                               3,866,600,000    40,308,995      156,140               --
                                                             Japanese Yen   U.S. Dollar
---------------------------------------------------------------------------------------------------------------------
Aug. 7, 2009                                                   37,600,000    32,424,695       94,252               --
                                                          Canadian Dollar   U.S. Dollar
---------------------------------------------------------------------------------------------------------------------
Aug. 7, 2009                                                   95,500,000    12,016,055           --         (362,057)
                                                            Swedish Krona   U.S. Dollar
---------------------------------------------------------------------------------------------------------------------
Total                                                                                       $250,392      $(1,644,221)
---------------------------------------------------------------------------------------------------------------------




NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b) Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted.

(d) These inflation-indexed bonds are securities in which the principal amount disclosed represents the original face.

(e) Affiliated Money Market Fund -- See Note 9 to the financial statements. The rate shown is the seven-day current annualized yield at June 30, 2009.

(f) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on June 30, 2009.

(g) Adjustable rate security; interest rate varies to reflect current market conditions; rate shown is the effective rate on June 30, 2009.

(h) At June 30, 2009, security was partially or fully on loan. See Note 7 to the financial statements.

(i) At June 30, 2009, the cost of securities for federal income tax purposes was approximately $1,237,720,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                     $22,587,000
     Unrealized depreciation                                                     (32,483,000)
     ---------------------------------------------------------------------------------------
     Net unrealized depreciation                                                 $(9,896,000)
     ---------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
124  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

SFAS 157 establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. When a valuation uses multiple inputs from varying levels of the hierarchy, the hierarchy level is determined based on the lowest level input or inputs that are significant to the fair value measurement in its entirety. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described in Note 2 to the financial statements -- Valuation of securities.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.


--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT  125

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Global Inflation Protected Securities Fund

FAIR VALUE MEASUREMENTS (CONTINUED)




The following table is a summary of the inputs used to value the Fund's investments as of June 30, 2009:

                                                                     FAIR VALUE AT JUNE 30, 2009
                                                    ------------------------------------------------------------
                                                         LEVEL 1         LEVEL 2
                                                      QUOTED PRICES       OTHER        LEVEL 3
                                                        IN ACTIVE      SIGNIFICANT   SIGNIFICANT
                                                       MARKETS FOR     OBSERVABLE   UNOBSERVABLE
DESCRIPTION                                         IDENTICAL ASSETS     INPUTS        INPUTS          TOTAL
----------------------------------------------------------------------------------------------------------------
Bonds
  U.S. Government Obligations & Agencies                       $--    $534,002,345       $--        $534,002,345
  Foreign Government Obligations & Agencies            552,177,669      34,763,770        --         586,941,439
  Asset-Backed Securities                                       --       6,450,248        --           6,450,248
----------------------------------------------------------------------------------------------------------------
Total Bonds                                            552,177,669     575,216,363        --       1,127,394,032
----------------------------------------------------------------------------------------------------------------
Other
  Affiliated Money Market Fund                          57,416,315(a)           --        --          57,416,315
  Investments of Cash Collateral Received for
    Securities on Loan                                  43,013,353              --        --          43,013,353
----------------------------------------------------------------------------------------------------------------
Total Other                                            100,429,668              --        --         100,429,668
----------------------------------------------------------------------------------------------------------------
Investments in Securities                              652,607,337     575,216,363        --       1,227,823,700
Other Financial Instruments                                452,995(b)   (1,393,829)(b)    --            (940,834)
----------------------------------------------------------------------------------------------------------------
Total                                                 $653,060,332    $573,822,534       $--      $1,226,882,866
----------------------------------------------------------------------------------------------------------------



(a) Money market fund that is a sweep investment for cash balances in the Fund at June 30, 2009.
(b) Other financial instruments are derivative instruments, such as futures and forwards which are valued at the unrealized appreciation (depreciation) on the instrument.



HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.


--------------------------------------------------------------------------------
126  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS -------------------------------------------------------
RiverSource VP - High Yield Bond Fund
JUNE 30, 2009 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


BONDS (85.9%)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
MORTGAGE-BACKED (0.1%)(F)
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2007-OH3 Cl A3
 09-25-47                               0.81%        $5,191,871(i)           $555,165
-------------------------------------------------------------------------------------

AEROSPACE & DEFENSE (1.4%)
L-3 Communications
 06-15-12                               7.63          4,507,000             4,529,535
 07-15-13                               6.13          1,010,000               951,925
L-3 Communications
 Series B
 10-15-15                               6.38          3,975,000             3,607,313
Moog
 Sr Sub Nts
 06-15-18                               7.25            396,000               370,260
                                                                      ---------------
Total                                                                       9,459,033
-------------------------------------------------------------------------------------

BROKERAGE (0.1%)
Lehman Brothers Holdings
 Sr Unsecured
 05-02-18                               6.88          3,850,000(b,g,k)        616,000
-------------------------------------------------------------------------------------

BUILDING MATERIALS (0.9%)
Gibraltar Inds
 Series B
 12-01-15                               8.00          8,368,000             6,276,000
-------------------------------------------------------------------------------------

CHEMICALS (5.2%)
Ashland
 06-01-17                               9.13          1,700,000(d)          1,768,000
Chemtura
 06-01-16                               6.88         11,425,000(b)          8,283,124
Compass Minerals Intl
 Sr Nts
 06-01-19                               8.00          1,290,000(d)          1,283,550
Dow Chemical
 Sr Unsecured
 05-15-19                               8.55          4,720,000             4,728,402
INVISTA
 Sr Unsecured
 05-01-12                               9.25          8,617,000(d)          8,164,608
MacDermid
 Sr Sub Nts
 04-15-17                               9.50          5,541,000(d)          4,044,930
Momentive Performance Materials
 Pay-in-kind
 12-01-14                              10.13                330(j)                125
Nalco
 11-15-13                               8.88          2,470,000(o)          2,519,400
Nalco
 Sr Nts
 05-15-17                               8.25          1,560,000(d)          1,567,800
Nova Chemicals
 Sr Unsecured
 11-15-13                               4.54          3,517,000(c,i)        2,910,318
                                                                      ---------------
Total                                                                      35,270,257
-------------------------------------------------------------------------------------

CONSTRUCTION MACHINERY (2.1%)
RSC Equipment Rental
 Sr Secured
 07-15-17                              10.00          1,860,000(d,g)        1,860,000
Terex
 Sr Sub Nts
 11-15-17                               8.00          3,335,000(o)          2,563,781
Terex
 Sr Unsecured
 06-01-16                              10.88          5,315,000(o)          5,301,713
United Rentals North America
 06-15-16                              10.88          4,895,000(d)          4,699,200
                                                                      ---------------
Total                                                                      14,424,694
-------------------------------------------------------------------------------------

CONSUMER CYCLICAL SERVICES (0.6%)
West Corp
 10-15-14                               9.50            445,000               389,375
 10-15-16                              11.00          4,169,000             3,481,115
                                                                      ---------------
Total                                                                       3,870,490
-------------------------------------------------------------------------------------

CONSUMER PRODUCTS (3.2%)
AAC Group Holding
 Sr Unsecured
 10-01-12                              10.25          3,421,000(d)          2,471,673
American Achievement
 04-01-12                               8.25          5,240,000(d)          4,886,299
American Achievement Group Holding
 Sr Unsecured Pay-in-kind
 10-01-12                              12.75             84,458(j)             18,686
Jarden
 05-01-17                               7.50          1,845,000             1,595,925
Jarden
 Sr Unsecured
 05-01-16                               8.00          2,700,000             2,578,500
Sealy Mattress
 06-15-14                               8.25            813,000(o)            668,693
Sealy Mattress
 Sr Secured
 04-15-16                              10.88          1,355,000(d)          1,415,975
Visant
 10-01-12                               7.63            990,000               987,525
Visant Holding
 Sr Disc Nts
 12-01-13                              10.25          5,165,000(o)          5,126,262
Visant Holding
 Sr Nts
 12-01-13                               8.75          1,567,000             1,539,578
                                                                      ---------------
Total                                                                      21,289,116
-------------------------------------------------------------------------------------

ELECTRIC (4.8%)
CMS Energy
 Sr Nts
 06-15-19                               8.75            810,000(o)            814,050
CMS Energy
 Sr Unsecured
 07-17-17                               6.55          3,250,000             2,926,362
Dynegy Holdings
 Sr Unsecured
 05-01-16                               8.38          1,306,000(o)          1,106,835
 05-15-18                               7.13          2,255,000             1,533,400
Edison Mission Energy
 Sr Unsecured
 06-15-16                               7.75          1,778,000             1,449,070
 05-15-17                               7.00          2,280,000(o)          1,749,900
Midwest Generation LLC
 Pass-Through Ctfs Series B
 01-02-16                               8.56          3,548,736             3,477,761
NiSource Finance
 07-15-14                               5.40          3,030,000             2,852,842
 01-15-19                               6.80          2,835,000             2,656,659
 09-15-20                               5.45            830,000               698,100
NRG Energy
 01-15-17                               7.38         10,175,000             9,589,937
Texas Competitive Electric Holdings LLC
 Series B
 11-01-15                              10.25          6,035,000             3,756,787
                                                                      ---------------
Total                                                                      32,611,703
-------------------------------------------------------------------------------------

ENTERTAINMENT (2.3%)
AMC Entertainment
 02-01-16                              11.00          2,835,000             2,742,863
AMC Entertainment
 Sr Nts
 06-01-19                               8.75          1,616,000(d,o)        1,527,120
Cinemark USA
 06-15-19                               8.63          1,533,000(d)          1,513,838
Speedway Motorsports
 Sr Unsecured
 06-01-16                               8.75          2,505,000(d)          2,542,575
United Artists Theatre Circuit
 Pass-Through Ctfs Series AU4
 07-01-15                               9.30          1,584,310(l)          1,586,370
United Artists Theatre Circuit
 Pass-Through Ctfs Series AV2
 07-01-15                               9.30            516,715(l)            517,386


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT  127

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - High Yield Bond Fund

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
ENTERTAINMENT (CONT.)
Warner Music Group
 Sr Secured
 04-15-14                               9.50%        $5,267,000(d)         $5,266,999
                                                                      ---------------
Total                                                                      15,697,151
-------------------------------------------------------------------------------------

ENVIRONMENTAL (0.1%)
Clean Harbors
 Secured
 07-15-12                              11.25            788,000               787,015
-------------------------------------------------------------------------------------

FOOD AND BEVERAGE (2.3%)
ASG Consolidated LLC/Finance
 Sr Disc Nts
 11-01-11                              11.50         11,422,000            10,451,131
Pinnacle Foods Finance LLC
 04-01-17                              10.63          5,677,000             4,797,065
                                                                      ---------------
Total                                                                      15,248,196
-------------------------------------------------------------------------------------

GAMING (5.9%)
Ameristar Casinos
 Sr Unsecured
 06-01-14                               9.25          1,510,000(d)          1,511,888
Boyd Gaming
 Sr Sub Nts
 02-01-16                               7.13          7,500,000             5,559,375
Circus & Eldorado Jt Venture/Silver Legacy
 Capital
 1st Mtge
 03-01-12                              10.13          5,880,000             4,681,950
Firekeepers Development Authority
 Sr Secured
 05-01-15                              13.88          4,585,000(d)          4,172,350
Indianapolis Downs LLC/Capital
 Sr Secured
 11-01-12                              11.00          3,529,000(d)          2,646,750
MGM MIRAGE
 Sr Secured
 11-15-17                              11.13          1,600,000(d)          1,718,000
Pokagon Gaming Authority
 Sr Nts
 06-15-14                              10.38          5,054,000(d)          4,952,920
Seneca Gaming
 Sr Unsecured
 05-01-12                               7.25          2,195,000             1,898,675
Seneca Gaming
 Sr Unsecured Series B
 05-01-12                               7.25          1,530,000             1,323,450
Shingle Springs Tribal Gaming Authority
 Sr Nts
 06-15-15                               9.38          9,900,000(d)          5,940,000
Tunica-Biloxi Gaming Authority
 Sr Unsecured
 11-15-15                               9.00          5,846,000(d)          5,144,480
                                                                      ---------------
Total                                                                      39,549,838
-------------------------------------------------------------------------------------

GAS DISTRIBUTORS (0.7%)
Southwestern Energy
 Sr Nts
 02-01-18                               7.50          4,590,000(d)          4,417,875
-------------------------------------------------------------------------------------

GAS PIPELINES (1.9%)
El Paso
 Sr Unsecured
 12-12-13                              12.00          1,660,000             1,801,100
 06-15-14                               6.88            525,000               489,954
 02-15-16                               8.25          1,795,000             1,745,638
Southern Star Central
 Sr Nts
 03-01-16                               6.75          2,857,000             2,546,301
Williams Companies
 Sr Unsecured
 01-15-20                               8.75          1,595,000(d)          1,658,800
Williams Partners LP/Finance
 Sr Unsecured
 02-01-17                               7.25          5,010,000             4,571,624
                                                                      ---------------
Total                                                                      12,813,417
-------------------------------------------------------------------------------------

HEALTH CARE (7.7%)
Apria Healthcare Group
 Sr Secured
 11-01-14                              11.25          3,090,000(d)          2,981,850
Biomet
 Pay-in-kind
 10-15-17                              10.38          2,135,000(j)          2,065,613
Community Health Systems
 07-15-15                               8.88          4,089,000             4,007,220
DaVita
 03-15-13                               6.63          4,229,000             3,985,833
 03-15-15                               7.25          2,234,000             2,099,960
HCA
 Secured
 02-15-17                               9.88            735,000(d)            742,350
HCA
 Secured Pay-in-kind
 11-15-16                               9.63          4,896,000(j)          4,847,040
HCA
 Sr Secured
 04-15-19                               8.50          1,655,000(d)          1,621,900
HCA
 Sr Unsecured
 02-15-16                               6.50          7,100,000             5,662,249
NMH Holdings
 Sr Unsecured Pay-in-kind
 06-15-14                               7.75          4,089,617(d,j,i)      2,407,762
Omnicare
 06-01-13                               6.13          1,020,000               920,550
 12-15-13                               6.75          3,072,000             2,764,800
 12-15-15                               6.88          1,690,000             1,525,225
Select Medical
 02-01-15                               7.63          4,240,000             3,445,000
Select Medical
 Sr Unsecured
 09-15-15                               7.65          8,601,000(i)          6,106,709
Tenet Healthcare
 Sr Secured
 07-01-19                               8.88          1,650,000(d)          1,654,125
Vanguard Health Holding I LLC
 (Zero coupon through 10-01-09,
 thereafter 11.25%)
 10-01-15                               6.53          1,725,000(h)          1,681,875
Vanguard Health Holding II LLC
 10-01-14                               9.00          3,413,000             3,267,948
                                                                      ---------------
Total                                                                      51,788,009
-------------------------------------------------------------------------------------

HEALTH CARE INSURANCE (0.7%)
Coventry Health Care
 Sr Unsecured
 08-15-14                               6.30          1,430,000             1,261,116
 03-15-17                               5.95          4,350,000             3,410,343
                                                                      ---------------
Total                                                                       4,671,459
-------------------------------------------------------------------------------------

HOME CONSTRUCTION (1.5%)
K Hovnanian Enterprises
 Sr Secured
 05-01-13                              11.50          4,565,000(o)          3,948,725
Norcraft Holdings LP/Capital
 Sr Disc Nts
 09-01-12                               9.75          3,525,000             3,295,875
William Lyon Homes
 02-15-14                               7.50          7,960,000             2,666,600
                                                                      ---------------
Total                                                                       9,911,200
-------------------------------------------------------------------------------------

INDEPENDENT ENERGY (7.7%)
Berry Petroleum
 Sr Nts
 06-01-14                              10.25          1,940,000             1,959,400
Chesapeake Energy
 08-15-14                               7.00          2,643,000             2,444,775
 01-15-16                               6.63          4,314,000             3,785,535
 01-15-18                               6.25          1,545,000             1,282,350
Connacher Oil and Gas
 Secured
 12-15-15                              10.25          1,740,000(c,d)        1,052,700
Connacher Oil and Gas
 Sr Secured
 07-15-14                              11.75          1,390,000(c,d)        1,337,875
Denbury Resources
 04-01-13                               7.50            468,000               446,940
 12-15-15                               7.50            167,000               158,650
 03-01-16                               9.75          2,335,000             2,399,213
EXCO Resources
 01-15-11                               7.25          4,871,000             4,724,870
Forest Oil
 Sr Nts
 02-15-14                               8.50          2,715,000(d)          2,667,488
Hilcorp Energy I LP/Finance
 Sr Unsecured
 11-01-15                               7.75          6,420,000(d)          5,424,899


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
128  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
INDEPENDENT ENERGY (CONT.)
PetroHawk Energy
 07-15-13                               9.13%          $510,000              $507,450
 06-01-15                               7.88          2,175,000             2,011,875
PetroHawk Energy
 Sr Nts
 08-01-14                              10.50          2,915,000(d)          2,980,588
Quicksilver Resources
 08-01-15                               8.25          2,776,000             2,470,640
 04-01-16                               7.13          2,685,000             2,094,300
Quicksilver Resources
 Sr Nts
 01-01-16                              11.75          1,410,000(o)          1,459,350
Range Resources
 05-15-16                               7.50            720,000               691,200
 05-01-18                               7.25          1,275,000             1,195,313
Range Resources
 Sr Sub Nts
 05-15-19                               8.00          5,265,000(o)          5,179,443
SandRidge Energy
 Pay-in-kind
 04-01-15                               8.63          6,372,000(j)          5,718,869
                                                                      ---------------
Total                                                                      51,993,723
-------------------------------------------------------------------------------------

LODGING (1.2%)
Starwood Hotels & Resorts Worldwide
 Sr Unsecured
 10-15-14                               7.88          3,870,000             3,637,800
Wyndham Worldwide
 Sr Unsecured
 05-01-14                               9.88          4,770,000             4,754,135
                                                                      ---------------
Total                                                                       8,391,935
-------------------------------------------------------------------------------------

MEDIA CABLE (3.1%)
Charter Communications Operating LLC/Capital
 Secured
 04-30-14                              10.38          6,293,000(d)          6,025,547
CSC Holdings
 Sr Unsecured
 04-15-14                               8.50          1,831,000(d)          1,812,690
 06-15-15                               8.50          3,145,000(d)          3,097,825
 02-15-19                               8.63            685,000(d)            662,738
DIRECTV Holdings LLC/Financing
 06-15-15                               6.38          2,865,000             2,650,125
 05-15-16                               7.63            979,000               952,078
Mediacom LLC/Capital
 Sr Unsecured
 01-15-13                               9.50          3,575,000(o)          3,405,187
Videotron Ltee
 04-15-18                               9.13            800,000(c,d)          814,000
Virgin Media Finance
 04-15-14                               8.75          1,465,000(c,o)        1,428,375
                                                                      ---------------
Total                                                                      20,848,565
-------------------------------------------------------------------------------------

MEDIA NON CABLE (8.3%)
DISH DBS
 10-01-11                               6.38          3,220,000             3,123,400
 10-01-14                               6.63          3,150,000             2,905,875
 02-01-16                               7.13          5,331,000             4,971,158
Intelsat Jackson Holdings
 06-15-16                              11.25          2,215,000(c,o)        2,259,300
Intelsat Subsidiary Holding
 01-15-15                               8.88          3,340,000(c,d)        3,206,400
Interpublic Group of Companies
 Sr Unsecured
 07-15-17                              10.00          3,265,000(d)          3,313,975
Lamar Media
 Series B
 08-15-15                               6.63          1,350,000             1,140,750
Lamar Media
 Series C
 08-15-15                               6.63          1,529,000             1,292,005
Lamar Media
 Sr Nts
 04-01-14                               9.75          6,015,000(d,o)        6,255,600
Liberty Media LLC
 Sr Unsecured
 05-15-13                               5.70         11,002,000             9,516,729
Nielsen Finance LLC
 08-01-14                              10.00          2,515,000             2,379,819
Nielsen Finance LLC
 Sr Nts
 05-01-16                              11.50          1,480,000(d,o)        1,439,300
Quebecor Media
 Sr Unsecured
 03-15-16                               7.75          3,480,000(c)          3,153,750
Rainbow Natl Services LLC
 09-01-12                               8.75          6,700,000(d)          6,750,250
 09-01-14                              10.38          1,885,000(d)          1,953,331
RR Donnelley & Sons
 Sr Unsecured
 04-01-14                               4.95            950,000               826,976
 01-15-17                               6.13          1,230,000             1,081,919
                                                                      ---------------
Total                                                                      55,570,537
-------------------------------------------------------------------------------------

METALS (2.0%)
Freeport-McMoRan Copper & Gold
 Sr Unsecured
 04-01-15                               8.25          4,130,000             4,171,300
 04-01-17                               8.38            870,000               876,525
Noranda Aluminum Acquisition
 Pay-in-kind
 05-15-15                               5.41         14,828,278(i,j)        8,174,088
                                                                      ---------------
Total                                                                      13,221,913
-------------------------------------------------------------------------------------

NON CAPTIVE DIVERSIFIED (1.1%)
Ford Motor Credit LLC
 Sr Unsecured
 08-10-11                               9.88          2,771,000             2,577,030
GMAC LLC
 12-01-14                               6.75          6,205,000(d)          4,870,925
                                                                      ---------------
Total                                                                       7,447,955
-------------------------------------------------------------------------------------

OIL FIELD SERVICES (0.2%)
Helix Energy Solutions Group
 01-15-16                               9.50          1,368,000(d)          1,248,300
-------------------------------------------------------------------------------------

OTHER FINANCIAL INSTITUTIONS (0.9%)
Cardtronics
 08-15-13                               9.25          2,779,000             2,494,153
Cardtronics
 Series B
 08-15-13                               9.25          3,772,000             3,385,370
                                                                      ---------------
Total                                                                       5,879,523
-------------------------------------------------------------------------------------

OTHER INDUSTRY (0.1%)
Chart Inds
 10-15-15                               9.13            590,000               550,175
-------------------------------------------------------------------------------------

PACKAGING (1.3%)
Crown Americas LLC/Capital II
 Sr Unsecured
 05-15-17                               7.63          2,060,000(d,o)        1,987,900
Owens-Brockway Glass Container
 05-15-16                               7.38          2,930,000(d,o)        2,842,100
Silgan Holdings
 Sr Unsecured
 08-15-16                               7.25          3,565,000(d,o)        3,422,400
Solo Cup
 Sr Secured
 11-01-13                              10.50            695,000(d,g)          697,259
                                                                      ---------------
Total                                                                       8,949,659
-------------------------------------------------------------------------------------

PAPER (3.5%)
Boise Cascade LLC
 10-15-14                               7.13          5,007,000             2,641,193
Cascades
 02-15-13                               7.25          1,805,000(c)          1,574,863
Georgia-Pacific LLC
 06-15-15                               7.70          2,185,000             2,042,975
 05-01-16                               8.25          1,855,000(d)          1,799,350
 01-15-17                               7.13          3,947,000(d)          3,670,710
Jefferson Smurfit US
 Sr Unsecured
 06-01-13                               7.50          3,905,000(b,k)        1,454,613
NewPage
 Sr Secured
 05-01-12                              10.00          9,616,000             4,615,679
Norampac Inds
 06-01-13                               6.75          2,793,000(c)          2,388,015
Smurfit-Stone Container Enterprises
 Sr Unsecured
 03-15-17                               8.00          2,100,000(b,k)          777,000


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT  129

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - High Yield Bond Fund

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
PAPER (CONT.)
Verso Paper Holdings LLC
 Sr Secured
 07-01-14                              11.50%        $2,895,000(d,o)       $2,634,450
                                                                      ---------------
Total                                                                      23,598,848
-------------------------------------------------------------------------------------

PHARMACEUTICALS (1.0%)
Valeant Pharmaceuticals Intl
 Sr Unsecured
 06-15-16                               8.38          1,340,000(d,o)        1,329,950
Warner Chilcott
 02-01-15                               8.75          5,469,000             5,441,655
                                                                      ---------------
Total                                                                       6,771,605
-------------------------------------------------------------------------------------

RETAILERS (0.1%)
Rite Aid
 Sr Secured
 06-12-16                               9.75            715,000(d)            715,000
-------------------------------------------------------------------------------------

TECHNOLOGY (1.4%)
CPI Intl
 Sr Unsecured
 02-01-15                               7.38            953,000(i)            852,935
Seagate Technology Intl
 Secured
 05-01-14                              10.00            600,000(c,d)          627,000
SS&C Technologies
 12-01-13                              11.75          4,375,000             4,287,500
SunGard Data Systems
 08-15-15                              10.25          3,608,000(o)          3,332,890
                                                                      ---------------
Total                                                                       9,100,325
-------------------------------------------------------------------------------------

TRANSPORTATION SERVICES (1.5%)
Erac USA Finance
 10-15-17                               6.38          4,885,000(d)          4,363,425
Hertz
 01-01-14                               8.88          2,335,000             2,148,200
 01-01-16                              10.50          4,031,000(o)          3,587,590
                                                                      ---------------
Total                                                                      10,099,215
-------------------------------------------------------------------------------------

WIRELESS (4.8%)
CC Holdings GS V LLC/Crown Castle GS III
 Sr Secured
 05-01-17                               7.75          6,955,000(d)          6,781,125
Cricket Communications
 11-01-14                               9.38            150,000               147,750
 07-15-15                              10.00          2,730,000(d)          2,716,350
Cricket Communications
 Sr Secured
 05-15-16                               7.75          4,895,000(d)          4,735,913
MetroPCS Wireless
 11-01-14                               9.25          4,423,000             4,395,356
MetroPCS Wireless
 Sr Nts
 11-01-14                               9.25          1,140,000(d)          1,128,600
Nextel Communications
 Series D
 08-01-15                               7.38         11,092,000             8,845,869
Nextel Communications
 Series E
 10-31-13                               6.88            235,000               194,463
Sprint Capital
 01-30-11                               7.63            952,000               941,290
 03-15-12                               8.38          2,525,000             2,487,125
                                                                      ---------------
Total                                                                      32,373,841
-------------------------------------------------------------------------------------

WIRELINES (6.2%)
Frontier Communications
 Sr Unsecured
 05-01-14                               8.25          1,245,000             1,176,525
 03-15-19                               7.13          5,225,000             4,454,313
Level 3 Financing
 02-15-17                               8.75          5,944,000             4,517,440
Qwest
 Sr Unsecured
 09-01-11                               7.88          3,220,000             3,220,000
 06-15-15                               7.63          5,115,000             4,808,100
 05-01-16                               8.38          1,425,000(d)          1,375,125
 06-01-17                               6.50          7,425,000             6,534,000
Time Warner Telecom Holdings
 02-15-14                               9.25          2,815,000             2,793,888
Windstream
 08-01-13                               8.13            560,000               541,800
 08-01-16                               8.63          9,931,000             9,508,932
 03-15-19                               7.00          2,825,000             2,457,750
                                                                      ---------------
Total                                                                      41,387,873
-------------------------------------------------------------------------------------
TOTAL BONDS
(Cost: $607,970,913)                                                     $577,405,610
-------------------------------------------------------------------------------------



SENIOR LOANS (9.8%)(m)
                                    COUPON           PRINCIPAL
BORROWER                             RATE              AMOUNT                VALUE(a)
AUTOMOTIVE (1.0%)
Ford Motor
 Term Loan
 12-15-13                          3.32-4.14%        $9,315,724            $6,751,012
-------------------------------------------------------------------------------------

CHEMICALS (2.1%)
Hexion Specialty Chemicals
 Tranche C1 Term Loan
 TBD                                     TBD          1,503,658(g,n)        1,011,962
 05-05-13                               2.88         15,455,414            10,401,493
Hexion Specialty Chemicals
 Tranche C2 Term Loan
 TBD                                     TBD            326,637(g,n)          219,827
 05-05-13                               2.88          3,356,468             2,258,902
                                                                      ---------------
Total                                                                      13,892,184
-------------------------------------------------------------------------------------

ELECTRIC (0.5%)
Energy Future Holdings
 Tranche B3 Term Loan
 10-10-14                          3.81-3.82          5,074,418             3,615,523
-------------------------------------------------------------------------------------

ENTERTAINMENT (0.5%)
AMC Entertainment Holdings
 Pay-in-kind Term Loan
 06-13-12                               5.62          4,003,400(j)          3,182,703
-------------------------------------------------------------------------------------

GAMING (0.5%)
Great Lakes Gaming of Michigan LLC
 Development Term Loan
 08-15-12                               9.00          2,657,266(l)          2,257,082
Great Lakes Gaming of Michigan LLC
 Non-Gaming Land Acquisition
 Letter of Credit
 08-15-12                               9.00            982,955(l)            834,922
Great Lakes Gaming of Michigan LLC
 Transition Term Loan
 08-15-12                               9.00            688,263(l)            584,611
                                                                      ---------------
Total                                                                       3,676,615
-------------------------------------------------------------------------------------

HEALTH CARE (1.1%)
IASIS Healthcare LLC
 Pay-in-kind Term Loan
 06-16-14                               6.29          9,518,784(j)          7,329,463
-------------------------------------------------------------------------------------

MEDIA CABLE (1.0%)
Charter Communications Operating LLC
 Term Loan
 03-05-14                               6.25          7,923,074             7,107,631
-------------------------------------------------------------------------------------

METALS (0.4%)
Noranda Aluminum Acquisition
 Tranche B Term Loan
 05-18-14                               2.32          3,619,471             2,437,099
-------------------------------------------------------------------------------------

OIL FIELD SERVICES (1.1%)
Dresser
 2nd Lien Term Loan
 05-04-15                               6.07         10,521,000             7,404,154
-------------------------------------------------------------------------------------

RETAILERS (0.3%)
Toys "R" Us
 Tranche B Term Loan
 07-19-12                               4.57          1,922,000             1,763,435
-------------------------------------------------------------------------------------

WIRELINES (1.3%)
Fairpoint Communications
 Tranche B Term Loan
 TBD                                     TBD            720,000(g,n)          535,680
 03-31-15                               5.00         11,409,620             8,488,757
                                                                      ---------------
Total                                                                       9,024,437
-------------------------------------------------------------------------------------
TOTAL SENIOR LOANS
(Cost: $67,765,544)                                                       $66,184,256
-------------------------------------------------------------------------------------






See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
130  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


COMMON STOCKS (--%)
ISSUER                                                 SHARES                VALUE(a)
OIL, GAS & CONSUMABLE FUELS (--%)
Link Energy LLC Unit                                    494,265(b)             $7,414
-------------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (--%)
Crown Paper Escrow                                    4,785,000(b,l)                5
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $3,913,362)                                                             $7,419
-------------------------------------------------------------------------------------



OTHER (0.1%)
ISSUER                                                 SHARES                VALUE(a)
OTHER FINANCIAL INSTITUTIONS
Varde Fund V LP                                       5,000,000(e,l,p)       $511,400
-------------------------------------------------------------------------------------
TOTAL OTHER
(Cost: $--)                                                                  $511,400
-------------------------------------------------------------------------------------



MONEY MARKET FUND (2.1%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.30%              14,232,946(q)        $14,232,946
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $14,232,946)                                                       $14,232,946
-------------------------------------------------------------------------------------



INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN (5.3%)
                                                       SHARES                VALUE(a)
CASH COLLATERAL REINVESTMENT FUND
JPMorgan Prime Money Market Fund                     35,823,837           $35,823,837
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $35,823,837)                                                       $35,823,837
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $729,706,602)(r)                                                  $694,165,468
=====================================================================================




NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At June 30, 2009, the value of foreign securities represented 3.1% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Trustees. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2009, the value of these securities amounted to $180,324,705 or 26.8% of net assets.

(e) The share amount for Limited Liability Companies (LLC) or Limited Partnerships (LP) represents capital contributions.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) At June 30, 2009, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $6,794,590. See Note 2 to the financial statements.

(h) For those zero coupons that become coupon paying at a future date, the interest rate disclosed represents the annualized effective yield from the date of acquisition to maturity.

(i) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on June 30, 2009.

(j) Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.

(k)  This position is in bankruptcy.


--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT  131

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - High Yield Bond Fund

NOTES TO PORTFOLIO OF INVESTMENTS (CONTINUED)




(l)  Identifies issues considered to be illiquid as to their marketability (see
     Note 2 to the financial statements). The aggregate value of such securities at June 30, 2009, was $6,291,776 representing 0.9% of net assets. Information concerning such security holdings at June 30, 2009, is as follows:

                                                ACQUISITION
     SECURITY                                      DATES                 COST
     --------------------------------------------------------------------------
     Crown Paper Escrow                          04-16-07                   $--
     Great Lakes Gaming of Michigan LLC
       Development Term Loan
       9.00% 2012                         03-02-07 thru 09-15-07      2,625,952
     Great Lakes Gaming of Michigan LLC
       Non-Gaming Land Acquisition
       Letter of Credit
       9.00% 2012                         03-02-07 thru 09-15-07        971,372
     Great Lakes Gaming of Michigan LLC
       Transition Term Loan
       9.00% 2012                         03-02-07 thru 09-15-07        680,153
     United Artists Theatre Circuit
       Pass-Through Ctfs Series AU4
       9.30% 2015                         02-09-00 thru 04-09-02      1,387,869
     United Artists Theatre Circuit
       Pass-Through Ctfs Series AV2
       9.30% 2015                         12-11-01 thru 08-28-02        430,613
     Varde Fund V LP                      04-27-00 thru 06-19-00             --*


     * The original cost for this position in fiscal year 2004 was $5,000,000. From Sept. 29, 2004 through March 7, 2005, $5,000,000 was returned to the fund in the form of return of capital.

(m) Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate ("LIBOR") and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(n) Represents a senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

(o) At June 30, 2009, security was partially or fully on loan. See Note 7 to the financial statements.

(p) Security valued by management at fair value according to procedures approved, in good faith, by the Board.

(q) Affiliated Money Market Fund -- See Note 9 to the financial statements. The rate shown is the seven-day current annualized yield at June 30, 2009.

(r) At June 30, 2009, the cost of securities for federal income tax purposes was approximately $729,707,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                      $24,431,000
     Unrealized depreciation                                                      (59,973,000)
     ----------------------------------------------------------------------------------------
     Net unrealized depreciation                                                 $(35,542,000)
     ----------------------------------------------------------------------------------------


The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.



--------------------------------------------------------------------------------
132  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) requires disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

SFAS 157 establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. When a valuation uses multiple inputs from varying levels of the hierarchy, the hierarchy level is determined based on the lowest level input or inputs that are significant to the fair value measurement in its entirety. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described in Note 2 to the financial statements -- Valuation of securities.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.


--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT  133

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - High Yield Bond Fund

FAIR VALUE MEASUREMENTS (CONTINUED)




The following table is a summary of the inputs used to value the Fund's investments as of June 30, 2009:

                                                                     FAIR VALUE AT JUNE 30, 2009
                                                     ----------------------------------------------------------
                                                          LEVEL 1         LEVEL 2
                                                       QUOTED PRICES       OTHER        LEVEL 3
                                                         IN ACTIVE      SIGNIFICANT   SIGNIFICANT
                                                        MARKETS FOR     OBSERVABLE   UNOBSERVABLE
DESCRIPTION                                          IDENTICAL ASSETS     INPUTS        INPUTS         TOTAL
---------------------------------------------------------------------------------------------------------------
Equity Securities
  Common Stocks
    Oil, Gas & Consumable Fuels                                 $--          $7,414          $--         $7,414
    Paper & Forest Products                                                                    5              5
    Other Financial Institutions                                 --              --      511,400        511,400
---------------------------------------------------------------------------------------------------------------
Total Equity Securities                                          --           7,414      511,405        518,819
---------------------------------------------------------------------------------------------------------------
Bonds
  Corporate Debt Securities                                      --     574,746,689    2,103,756    576,850,445
  Residential Mortgage-Backed Securities                         --         555,165           --        555,165
---------------------------------------------------------------------------------------------------------------
Total Bonds                                                      --     575,301,854    2,103,756    577,405,610
---------------------------------------------------------------------------------------------------------------
Other
  Senior Loans                                                   --      62,507,641    3,676,615     66,184,256
  Affiliated Money Market Fund                           14,232,946(a)           --           --     14,232,946
  Investments of Cash Collateral Received for
    Securities on Loan                                   35,823,837              --           --     35,823,837
---------------------------------------------------------------------------------------------------------------
Total Other                                              50,056,783      62,507,641    3,676,615    116,241,039
---------------------------------------------------------------------------------------------------------------
Total                                                   $50,056,783    $637,816,909   $6,291,776   $694,165,468
---------------------------------------------------------------------------------------------------------------


(a) Money market fund that is a sweep investment for cash balances in the Fund at June 30, 2009.

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

                                                                         CORPORATE
                                                     COMMON                DEBT       SENIOR
                                                     STOCKS     OTHER   SECURITIES     LOANS       TOTAL
----------------------------------------------------------------------------------------------------------
Balance as of Dec. 31, 2008                               $5  $543,400  $2,863,285  $4,808,307  $8,214,997
  Accrued discounts/premiums                              --        --      15,022       9,591      24,613
  Realized gain (loss)                               115,959    44,760      22,461     168,992     352,172
  Change in unrealized appreciation (depreciation)        --   (32,000)     98,093    (662,024)   (595,931)
  Net purchases (sales)                             (115,959)  (44,760)   (113,062)   (648,251)   (922,032)
  Transfers in and/or out of Level 3                      --        --    (782,043)         --    (782,043)
----------------------------------------------------------------------------------------------------------
Balance as of June 30, 2009                               $5  $511,400  $2,103,756  $3,676,615  $6,291,776
----------------------------------------------------------------------------------------------------------





HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.


--------------------------------------------------------------------------------
134  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS -------------------------------------------------------
RiverSource VP - Income Opportunities Fund
JUNE 30, 2009 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


BONDS (104.7%)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
ASSET-BACKED (0.2%)
Capital Auto Receivables Asset Trust
 Series 2006-SN1A Cl D
 04-20-11                               6.15%         $2,000,000(d)        $1,987,406
-------------------------------------------------------------------------------------

MORTGAGE-BACKED (--%)(f)
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2007-OH3 Cl A3
 09-25-47                               0.81           2,595,993(h)           277,589
-------------------------------------------------------------------------------------

AEROSPACE & DEFENSE (2.1%)
L-3 Communications
 06-15-12                               7.63           1,650,000            1,658,250
 07-15-13                               6.13              80,000               75,400
 01-15-15                               5.88             225,000              199,688
L-3 Communications
 Series B
 10-15-15                               6.38           9,422,000            8,550,464
Moog
 Sr Sub Nts
 01-15-15                               6.25           1,919,000            1,770,278
 06-15-18                               7.25           2,225,000            2,080,375
TransDigm
 07-15-14                               7.75           8,405,000            7,984,750
                                                                      ---------------
Total                                                                      22,319,205
-------------------------------------------------------------------------------------

BUILDING MATERIALS (0.6%)
Gibraltar Inds
 Series B
 12-01-15                               8.00           5,892,000            4,419,000
Interface
 Sr Secured
 11-01-13                              11.38           1,400,000(d,l)       1,449,000
Norcraft Companies LP/Finance
 11-01-11                               9.00             991,000              981,090
                                                                      ---------------
Total                                                                       6,849,090
-------------------------------------------------------------------------------------

CHEMICALS (5.6%)
Ashland
 06-01-17                               9.13           2,615,000(d,l)       2,719,600
Chemtura
 06-01-16                               6.88          12,200,000(b)         8,845,000
Compass Minerals Intl
 Sr Nts
 06-01-19                               8.00           1,610,000(d)         1,601,950
Dow Chemical
 Sr Unsecured
 05-15-19                               8.55          11,600,000           11,620,648
INVISTA
 Sr Unsecured
 05-01-12                               9.25          14,720,000(d)        13,947,200
Nalco
 11-15-13                               8.88           3,000,000(l)         3,060,000
Nalco
 Sr Nts
 05-15-17                               8.25           1,865,000(d)         1,874,325
Nova Chemicals
 Sr Unsecured
 11-15-13                               4.54          18,628,000(c,h)      15,414,670
                                                                      ---------------
Total                                                                      59,083,393
-------------------------------------------------------------------------------------

CONSTRUCTION MACHINERY (2.4%)
RSC Equipment Rental
 Sr Secured
 07-15-17                              10.00           2,580,000(d,j)       2,580,000
Terex
 01-15-14                               7.38           3,165,000(l)         2,895,975
Terex
 Sr Unsecured
 06-01-16                              10.88           7,905,000(l)         7,885,238
United Rentals North America
 06-15-16                              10.88          12,450,000(d)        11,952,000
                                                                      ---------------
Total                                                                      25,313,213
-------------------------------------------------------------------------------------

CONSUMER PRODUCTS (1.9%)
Chattem
 03-01-14                               7.00           2,100,000            2,005,500
Jarden
 05-01-17                               7.50           6,420,000            5,553,300
Jarden
 Sr Unsecured
 05-01-16                               8.00           1,835,000            1,752,425
Sealy Mattress
 06-15-14                               8.25             444,000              365,190
Sealy Mattress
 Sr Secured
 04-15-16                              10.88           3,505,000(d,l)       3,662,725
Visant
 10-01-12                               7.63           1,015,000            1,012,463
Visant Holding
 Sr Disc Nts
 12-01-13                              10.25           3,840,000            3,811,200
Visant Holding
 Sr Nts
 12-01-13                               8.75           2,194,000            2,155,605
                                                                      ---------------
Total                                                                      20,318,408
-------------------------------------------------------------------------------------

ELECTRIC (8.1%)
Aquila Canada Finance
 06-15-11                               7.75           2,300,000(c)         2,384,493
CMS Energy
 Sr Nts
 06-15-19                               8.75           1,075,000(l)         1,080,375
CMS Energy
 Sr Unsecured
 07-17-17                               6.55           8,950,000            8,058,750
Dynegy Holdings
 Sr Unsecured
 05-01-16                               8.38           2,017,000(l)         1,709,408
 05-15-18                               7.13           3,875,000            2,635,000
 06-01-19                               7.75           5,000,000            3,893,750
Edison Mission Energy
 Sr Unsecured
 05-15-17                               7.00             492,000              377,610
IPALCO Enterprises
 Sr Secured
 11-14-11                               8.63           6,240,000            6,271,200
 04-01-16                               7.25           9,345,000(d)         8,877,750
KCP&L Greater Missouri Operations
 Sr Unsecured
 07-01-12                              11.88           9,405,000           10,392,525
Midwest Generation LLC
 Pass-Through Ctfs Series B
 01-02-16                               8.56          10,293,087           10,087,225
NiSource Finance
 07-15-14                               5.40           5,510,000            5,187,841
 01-15-19                               6.80          13,220,000           12,388,377
NRG Energy
 02-01-16                               7.38           9,045,000            8,558,831
 01-15-17                               7.38           4,180,000            3,939,650
                                                                      ---------------
Total                                                                      85,842,785
-------------------------------------------------------------------------------------

ENTERTAINMENT (1.8%)
AMC Entertainment
 Sr Nts
 06-01-19                               8.75           5,267,000(d,l)       4,977,315
Cinemark USA
 06-15-19                               8.63           2,039,000(d)         2,013,513
Speedway Motorsports
 Sr Unsecured
 06-01-16                               8.75           4,350,000(d,l)       4,415,250
Warner Music Group
 Sr Secured
 06-15-16                               9.50           8,002,000(d)         8,002,000
                                                                      ---------------
Total                                                                      19,408,078
-------------------------------------------------------------------------------------

ENVIRONMENTAL (--%)
Clean Harbors
 Secured
 07-15-12                              11.25              46,000               45,943
-------------------------------------------------------------------------------------

FOOD AND BEVERAGE (2.3%)
Aramark
 02-01-15                               8.50           7,860,000(l)         7,624,200


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT  135

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Income Opportunities Fund

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
FOOD AND BEVERAGE (CONT.)
ASG Consolidated LLC/Finance
 Sr Disc Nts
 11-01-11                              11.50%        $10,640,000           $9,735,600
Constellation Brands
 12-15-14                               8.38             861,000(l)           861,000
 09-01-16                               7.25           3,391,000(l)         3,136,675
 05-15-17                               7.25             726,000              671,550
Michael Foods
 11-15-13                               8.00           2,550,000            2,486,250
                                                                      ---------------
Total                                                                      24,515,275
-------------------------------------------------------------------------------------

GAMING (6.7%)
Ameristar Casinos
 Sr Unsecured
 06-01-14                               9.25           6,095,000(d)         6,102,619
Boyd Gaming
 Sr Sub Nts
 02-01-16                               7.13           8,960,000            6,641,600
Circus & Eldorado Jt Venture/Silver Legacy Capital
 1st Mtge
 03-01-12                              10.13           9,885,000            7,870,931
Firekeepers Development Authority
 Sr Secured
 05-01-15                              13.88           6,080,000(d)         5,532,800
Indianapolis Downs LLC/Capital
 Sr Secured
 11-01-12                              11.00           4,052,000(d)         3,039,000
MGM MIRAGE
 Sr Secured
 11-15-13                              13.00           1,800,000(d)         1,984,500
 11-15-17                              11.13           7,680,000(d,l)       8,246,400
Pokagon Gaming Authority
 Sr Nts
 06-15-14                              10.38           8,907,000(d)         8,728,860
Seneca Gaming
 Sr Unsecured
 05-01-12                               7.25           4,050,000            3,503,250
Seneca Gaming
 Sr Unsecured Series B
 05-01-12                               7.25           3,140,000            2,716,100
Shingle Springs Tribal Gaming Authority
 Sr Nts
 06-15-15                               9.38          17,135,000(d)        10,280,999
Tunica-Biloxi Gaming Authority
 Sr Unsecured
 11-15-15                               9.00           7,995,000(d)         7,035,600
                                                                      ---------------
Total                                                                      71,682,659
-------------------------------------------------------------------------------------

GAS DISTRIBUTORS (0.2%)
Southwestern Energy
 Sr Nts
 02-01-18                               7.50           2,035,000(d)         1,958,688
-------------------------------------------------------------------------------------

GAS PIPELINES (6.3%)
Colorado Interstate Gas
 Sr Unsecured
 11-15-15                               6.80           1,600,000            1,643,656
Copano Energy LLC
 06-01-18                               7.75           4,325,000            3,903,313
El Paso
 Sr Unsecured
 12-12-13                              12.00           3,430,000(l)         3,721,550
 06-15-14                               6.88           4,070,000(l)         3,798,307
 02-15-16                               8.25           6,545,000            6,365,013
Regency Energy Partners LP/Finance
 12-15-13                               8.38           1,600,000            1,544,000
Regency Energy Partners LP/Finance
 Sr Unsecured
 06-01-16                               9.38          12,030,000(d,l)      11,669,099
SONAT
 Sr Unsecured
 02-01-18                               7.00           2,600,000            2,362,688
Southern Star Central
 Sr Nts
 03-01-16                               6.75           9,710,000            8,654,037
 03-01-16                               6.75           6,490,000(d)         5,792,325
Tennessee Gas Pipeline
 Sr Nts
 02-01-16                               8.00           1,400,000(d)         1,466,500
Tennessee Gas Pipeline
 Sr Unsecured
 12-15-11                               6.00           1,071,000            1,039,547
Williams Companies
 Sr Unsecured
 10-01-10                               6.38           2,000,000(d)         1,999,610
Williams Partners LP/Finance
 Sr Unsecured
 02-01-17                               7.25          14,330,000           13,076,124
                                                                      ---------------
Total                                                                      67,035,769
-------------------------------------------------------------------------------------

HEALTH CARE (8.3%)
Apria Healthhcare Group
 Sr Secured
 11-01-14                              11.25           3,515,000(d)         3,391,975
Biomet
 Pay-in-kind
 10-15-17                              10.38          11,090,000(e)        10,729,575
Community Health Systems
 07-15-15                               8.88           7,795,000            7,639,100
DaVita
 03-15-13                               6.63           8,020,000(l)         7,558,850
HCA
 Secured Pay-in-kind
 11-15-16                               9.63          20,917,000(e)        20,707,829
IASIS Healthcare LLC/Capital
 06-15-14                               8.75           4,900,000            4,802,000
Omnicare
 06-01-13                               6.13           2,245,000            2,026,113
 12-15-13                               6.75           5,410,000            4,869,000
 12-15-15                               6.88          10,815,000            9,760,538
Select Medical
 02-01-15                               7.63          15,405,000           12,516,562
Tenet Healthcare
 Sr Secured
 07-01-19                               8.88           3,860,000(d)         3,869,650
                                                                      ---------------
Total                                                                      87,871,192
-------------------------------------------------------------------------------------

HEALTH CARE INSURANCE (0.7%)
Coventry Health Care
 Sr Unsecured
 08-15-14                               6.30           2,965,000            2,614,831
 03-15-17                               5.95           6,350,000(l)         4,978,317
                                                                      ---------------
Total                                                                       7,593,148
-------------------------------------------------------------------------------------

HOME CONSTRUCTION (1.2%)
K Hovnanian Enterprises
 Sr Secured
 05-01-13                              11.50           7,154,000            6,188,210
Norcraft Holdings LP/Capital
 Sr Disc Nts
 09-01-12                               9.75             202,000              188,870
Ryland Group
 05-15-17                               8.40           4,100,000            3,895,000
Toll Brothers Finance
 10-15-17                               8.91           1,990,000(l)         2,035,020
William Lyon Homes
 02-15-14                               7.50             570,000              190,950
                                                                      ---------------
Total                                                                      12,498,050
-------------------------------------------------------------------------------------

INDEPENDENT ENERGY (10.6%)
Berry Petroleum
 Sr Nts
 06-01-14                              10.25           3,220,000            3,252,200
Chesapeake Energy
 06-15-14                               7.50             225,000(l)           213,188
 08-15-14                               7.00           1,230,000(l)         1,137,750
 06-15-15                               6.38           2,000,000(l)         1,780,000
 01-15-16                               6.63           1,280,000(l)         1,123,200
 01-15-16                               6.88           6,721,000            5,931,283
 08-15-17                               6.50             690,000(l)           579,600
 01-15-18                               6.25             175,000              145,250
Connacher Oil and Gas
 Secured
 12-15-15                              10.25           2,026,000(c,d)       1,225,730
Connacher Oil and Gas
 Sr Secured
 07-15-14                              11.75           1,800,000(c,d)       1,732,500
Denbury Resources
 04-01-13                               7.50           2,583,000            2,466,765
 12-15-15                               7.50             917,000(l)           871,150
 03-01-16                               9.75           2,000,000(l)         2,055,000
EXCO Resources
 01-15-11                               7.25          11,922,000(l)        11,564,339
Forest Oil
 Sr Nts
 02-15-14                               8.50           2,910,000(d)         2,859,075
Hilcorp Energy I LP/Finance
 Sr Unsecured
 11-01-15                               7.75          16,465,000(d)        13,912,924


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
136  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
INDEPENDENT ENERGY (CONT.)
KCS Energy
 04-01-12                               7.13%         $6,375,000           $6,008,438
Newfield Exploration
 Sr Sub Nts
 05-15-18                               7.13           1,970,000(l)         1,790,238
PetroHawk Energy
 Sr Nts
 08-01-14                              10.50           8,005,000(d)         8,185,113
Quicksilver Resources
 08-01-15                               8.25          12,137,000           10,801,929
 04-01-16                               7.13           2,523,000            1,967,940
Quicksilver Resources
 Sr Nts
 01-01-16                              11.75           3,000,000            3,105,000
Range Resources
 03-15-15                               6.38           2,200,000            2,026,750
 05-15-16                               7.50           4,005,000(l)         3,844,800
 05-01-18                               7.25           1,165,000            1,092,188
Range Resources
 Sr Sub Nts
 05-15-19                               8.00           4,832,000(l)         4,753,480
SandRidge Energy
 06-01-18                               8.00           6,110,000(d)         5,162,950
SandRidge Energy
 Pay-in-kind
 04-01-15                               8.63          12,390,000(e)        11,120,024
SandRidge Energy
 Sr Unsecured
 05-15-16                               9.88           2,290,000(d,l)       2,209,850
                                                                      ---------------
Total                                                                     112,918,654
-------------------------------------------------------------------------------------

LODGING (1.5%)
Starwood Hotels & Resorts Worldwide
 Sr Unsecured
 10-15-14                               7.88           9,245,000            8,690,300
Wyndham Worldwide
 Sr Unsecured
 05-01-14                               9.88           5,285,000            5,267,422
 12-01-16                               6.00           2,200,000            1,720,613
                                                                      ---------------
Total                                                                      15,678,335
-------------------------------------------------------------------------------------

MEDIA CABLE (5.8%)
Charter Communications Operating LLC/Capital
 Secured
 04-30-12                              10.00           2,496,000(d)         2,402,400
 04-30-14                              10.38          15,906,000(d)        15,229,994
CSC Holdings
 Sr Unsecured
 04-15-14                               8.50           4,990,000(d,l)       4,940,100
 06-15-15                               8.50           4,360,000(d,l)       4,294,600
 02-15-19                               8.63           1,280,000(d)         1,238,400
DIRECTV Holdings LLC/Financing
 06-15-15                               6.38           1,225,000            1,133,125
 05-15-16                               7.63           7,000,000            6,807,500
Mediacom Broadband LLC
 Sr Unsecured
 10-15-15                               8.50           3,765,000(l)         3,388,500
Mediacom LLC/Capital
 Sr Unsecured
 01-15-13                               9.50           2,380,000(l)         2,266,950
Time Warner Cable
 04-01-19                               8.25           6,110,000            6,932,510
Videotron Ltee
 04-15-18                               9.13           3,870,000(c)         3,932,888
 04-15-18                               9.13           1,005,000(c,d)       1,022,588
Virgin Media Finance
 04-15-14                               8.75           4,225,000(c)         4,119,375
 08-15-16                               9.13           2,100,000(c,l)       2,031,750
 08-15-16                               9.50           2,100,000(c,l)       2,068,500
                                                                      ---------------
Total                                                                      61,809,180
-------------------------------------------------------------------------------------

MEDIA NON CABLE (8.7%)
DISH DBS
 10-01-14                               6.63          11,150,000           10,285,874
 02-01-16                               7.13           7,355,000            6,858,538
Intelsat Subsidiary Holding
 01-15-13                               8.50           4,880,000(c,d)       4,684,800
 01-15-15                               8.88           3,490,000(c,d)       3,350,400
 01-15-15                               8.88             150,000(c,d,l)       144,750
Interpublic Group of Companies
 Sr Unsecured
 07-15-17                              10.00           8,325,000(d)         8,449,875
Lamar Media
 08-15-15                               6.63           2,945,000            2,576,875
Lamar Media
 Series B
 08-15-15                               6.63             740,000              625,300
Lamar Media
 Series C
 08-15-15                               6.63           3,493,000            2,951,585
Lamar Media
 Sr Nts
 04-01-14                               9.75           8,265,000(d)         8,595,600
Liberty Media LLC
 Sr Unsecured
 05-15-13                               5.70          10,435,000            9,026,275
Nielsen Finance LLC
 08-01-14                              10.00           9,725,000(l)         9,202,281
Nielsen Finance LLC
 Sr Nts
 02-01-14                              11.63           2,600,000(d,l)       2,580,500
 05-01-16                              11.50           1,550,000(d)         1,507,375
Quebecor Media
 Sr Unsecured
 03-15-16                               7.75           4,125,000(c,l)       3,738,281
Rainbow Natl Services LLC
 09-01-12                               8.75           9,134,000(d)         9,202,505
RR Donnelley & Sons
 Sr Unsecured
 04-01-14                               4.95           3,480,000            3,029,343
 01-15-17                               6.13           1,875,000            1,649,267
Salem Communications Holding
 12-15-10                               7.75          14,588,000            5,215,210
                                                                      ---------------
Total                                                                      93,674,634
-------------------------------------------------------------------------------------

METALS (2.0%)
Freeport-McMoRan Copper & Gold
 Sr Unsecured
 04-01-15                               8.25           6,660,000            6,726,600
 04-01-17                               8.38           7,390,000            7,445,425
Peabody Energy
 04-15-16                               5.88           2,655,000            2,336,400
 11-01-16                               7.38           2,060,000(l)         1,946,700
Peabody Energy
 Series B
 03-15-13                               6.88           2,868,000            2,839,320
                                                                      ---------------
Total                                                                      21,294,445
-------------------------------------------------------------------------------------

NON CAPTIVE DIVERSIFIED (1.2%)
Ford Motor Credit LLC
 Sr Unsecured
 08-10-11                               9.88           1,000,000              930,000
 10-25-11                               7.25          13,363,000           11,558,166
                                                                      ---------------
Total                                                                      12,488,166
-------------------------------------------------------------------------------------

OIL FIELD SERVICES (0.8%)
Helix Energy Solutions Group
 01-15-16                               9.50           9,295,000(d)         8,481,688
-------------------------------------------------------------------------------------

OTHER FINANCIAL INSTITUTIONS (1.4%)
Cardtronics
 08-15-13                               9.25           5,676,000            5,094,210
Cardtronics
 Series B
 08-15-13                               9.25          11,100,000            9,962,250
                                                                      ---------------
Total                                                                      15,056,460
-------------------------------------------------------------------------------------

OTHER INDUSTRY (1.7%)
Chart Inds
 10-15-15                               9.13           8,195,000            7,641,838
Lender Processing Services
 07-01-16                               8.13           5,558,000            5,446,840
Sealed Air
 Sr Nts
 06-15-17                               7.88           4,600,000(d)         4,558,968
                                                                      ---------------
Total                                                                      17,647,646
-------------------------------------------------------------------------------------

PACKAGING (1.7%)
Crown Americas LLC/Capital
 11-15-13                               7.63           1,725,000(l)         1,681,875
Crown Americas LLC/Capital II
 Sr Unsecured
 05-15-17                               7.63           2,410,000(d)         2,325,650


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT  137

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Income Opportunities Fund

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
PACKAGING (CONT.)
Greif
 Sr Unsecured
 02-01-17                               6.75%         $3,805,000           $3,491,088
Owens-Brockway Glass Container
 05-15-13                               8.25             980,000              984,900
 05-15-16                               7.38           5,295,000(d)         5,136,149
Silgan Holdings
 Sr Sub Nts
 11-15-13                               6.75           3,285,000            3,145,388
Solo Cup
 Sr Secured
 11-01-13                              10.50           1,115,000(d,j)       1,118,624
                                                                      ---------------
Total                                                                      17,883,674
-------------------------------------------------------------------------------------

PAPER (2.5%)
Boise Cascade LLC
 10-15-14                               7.13           2,031,000            1,071,353
Cascades
 02-15-13                               7.25           1,110,000(c,l)         968,475
Georgia-Pacific LLC
 06-15-15                               7.70           7,605,000            7,110,675
 05-01-16                               8.25           2,000,000(d)         1,940,000
 01-15-17                               7.13           3,632,000(d)         3,377,760
Georgia-Pacific LLC
 Sr Unsecured
 05-15-11                               8.13           1,300,000(l)         1,300,000
NewPage
 Sr Secured
 05-01-12                              10.00           6,831,000            3,278,880
Norampac Inds
 06-01-13                               6.75           1,836,000(c)         1,569,780
Smurfit-Stone Container Enterprises
 Sr Unsecured
 03-15-17                               8.00           7,610,000(b,m)       2,815,700
Verso Paper Holdings LLC
 Sr Secured
 07-01-14                              11.50           3,815,000(d,l)       3,471,650
                                                                      ---------------
Total                                                                      26,904,273
-------------------------------------------------------------------------------------

PHARMACEUTICALS (0.9%)
Valeant Pharmaceuticals Intl
 Sr Unsecured
 06-15-16                               8.38           3,255,000(d)         3,230,588
Warner Chilcott
 02-01-15                               8.75           6,220,000            6,188,900
                                                                      ---------------
Total                                                                       9,419,488
-------------------------------------------------------------------------------------

RAILROADS (1.0%)
Kansas City Southern Mexico
 Sr Unsecured
 05-01-12                               9.38           4,000,000(c)         3,800,000
Kansas City Southern Railway
 06-01-15                               8.00           7,100,000(l)         6,603,000
                                                                      ---------------
Total                                                                      10,403,000
-------------------------------------------------------------------------------------

RETAILERS (0.7%)
Neiman Marcus Group
 Pay-in-kind
 10-15-15                               9.00           3,875,000(e)         2,286,250
Rite Aid
 Sr Secured
 06-12-16                               9.75           4,815,000(d)         4,815,000
                                                                      ---------------
Total                                                                       7,101,250
-------------------------------------------------------------------------------------

TECHNOLOGY (2.8%)
Communications & Power Inds
 02-01-12                               8.00          14,495,000           13,951,438
CPI Intl
 Sr Unsecured
 02-01-15                               7.38           1,912,000(h)         1,711,240
Seagate Technology Intl
 Secured
 05-01-14                              10.00           3,045,000(c,d,l)     3,182,025
SS&C Technologies
 12-01-13                              11.75           7,195,000            7,051,100
SunGard Data Systems
 08-15-13                               9.13           4,100,000            3,874,500
                                                                      ---------------
Total                                                                      29,770,303
-------------------------------------------------------------------------------------

TRANSPORTATION SERVICES (1.7%)
Erac USA Finance
 10-15-17                               6.38          10,040,000(d)         8,968,022
Hertz
 01-01-14                               8.88          10,460,000            9,623,200
                                                                      ---------------
Total                                                                      18,591,222
-------------------------------------------------------------------------------------

WIRELESS (5.3%)
CC Holdings GS V LLC/Crown Castle GS III
 Sr Secured
 05-01-17                               7.75           3,275,000(d)         3,193,125
Centennial Cellular Operating/Communications
 06-15-13                              10.13           4,205,000(l)         4,336,406
Centennial Communications/Cellular Operating LLC/ Puerto Rico Operations
 Sr Unsecured
 02-01-14                               8.13           3,835,000(l)         3,921,288
Cricket Communications
 11-01-14                               9.38           1,855,000(l)         1,827,175
 07-15-15                              10.00           3,570,000(d)         3,552,150
Cricket Communications
 Sr Secured
 05-15-16                               7.75           7,300,000(d,l)       7,062,750
MetroPCS Wireless
 11-01-14                               9.25           4,450,000            4,422,188
MetroPCS Wireless
 Sr Nts
 11-01-14                               9.25           2,965,000(d,l)       2,935,350
Nextel Communications
 Series D
 08-01-15                               7.38          21,778,000           17,367,955
Sprint Capital
 01-30-11                               7.63           2,551,000            2,522,301
 03-15-12                               8.38           5,665,000            5,580,025
                                                                      ---------------
Total                                                                      56,720,713
-------------------------------------------------------------------------------------

WIRELINES (6.0%)
Cincinnati Bell
 07-15-13                               7.25           1,410,000            1,290,150
 02-15-15                               7.00           6,265,000            5,607,175
Frontier Communications
 Sr Unsecured
 05-01-14                               8.25             680,000              642,600
 03-15-19                               7.13          13,220,000           11,270,049
Level 3 Financing
 11-01-14                               9.25             500,000(l)           410,000
 02-15-17                               8.75           2,855,000            2,169,800
Qwest Capital Funding
 08-15-10                               7.90             400,000(l)           400,000
Qwest
 Sr Unsecured
 03-15-12                               8.88           3,810,000            3,838,575
 10-01-14                               7.50          10,585,000           10,095,443
 06-15-15                               7.63           4,915,000            4,620,100
 05-01-16                               8.38           3,185,000(d,l)       3,073,525
Time Warner Telecom Holdings
 02-15-14                               9.25           3,345,000            3,319,913
Valor Telecommunications Enterprises Finance
 02-15-15                               7.75           8,825,000            8,648,500
Windstream
 08-01-16                               8.63           8,565,000            8,200,988
                                                                      ---------------
Total                                                                      63,586,818
-------------------------------------------------------------------------------------
TOTAL BONDS
(Cost: $1,122,837,586)                                                 $1,114,029,840
-------------------------------------------------------------------------------------



SENIOR LOANS (6.3%)(i)
                                    COUPON           PRINCIPAL
BORROWER                             RATE              AMOUNT                VALUE(a)
AEROSPACE & DEFENSE (0.9%)
Alion Science and Technology
 Term Loan
 02-06-13                               9.50%        $13,246,071          $10,000,783
-------------------------------------------------------------------------------------

CHEMICALS (1.0%)
Hexion Specialty Chemicals
 Tranche C1 Term Loan
 05-05-13                               2.88          13,556,764            9,123,702
Hexion Specialty Chemicals
 Tranche C2 Term Loan
 05-05-13                               2.88           2,994,503            2,015,300
                                                                      ---------------
Total                                                                      11,139,002
-------------------------------------------------------------------------------------

ELECTRIC (0.7%)
Energy Future Holdings
 Tranche B3 Term Loan
 10-10-14                          3.81-3.82          11,166,633            7,956,226
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
138  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


SENIOR LOANS (CONTINUED)
                                    COUPON           PRINCIPAL
BORROWER                             RATE              AMOUNT                VALUE(a)

ENTERTAINMENT (0.1%)
AMC Entertainment Holdings
 Pay-in-kind Term Loan
 06-13-12                               5.62%           $913,368             $726,128
-------------------------------------------------------------------------------------

GAMING (0.1%)
Great Lakes Gaming of Michigan LLC Development Term Loan
 08-15-12                               9.00             951,367(g)           808,091
Great Lakes Gaming of Michigan LLC Non-Gaming Land Acquisition
 Letter of Credit
 08-15-12                               9.00             351,922(g)           298,923
Great Lakes Gaming of Michigan LLC Transition Term Loan
 08-15-12                               9.00             246,415(g)           209,305
                                                                      ---------------
Total                                                                       1,316,319
-------------------------------------------------------------------------------------

MEDIA NON CABLE (0.3%)
Dex Media West LLC
 Tranche B Term Loan
 10-24-14                               7.00           4,130,941            3,444,172
-------------------------------------------------------------------------------------

METALS (0.3%)
Noranda Aluminum Acquisition
 Tranche B Term Loan
 TBD                                     TBD             638,730(j,k)         430,076
 05-18-14                               2.32           4,246,498            2,859,295
                                                                      ---------------
Total                                                                       3,289,371
-------------------------------------------------------------------------------------

OIL FIELD SERVICES (0.7%)
Dresser
 2nd Lien Term Loan
 TBD                                     TBD           3,530,000(j,k)       2,484,238
 05-04-15                               6.07           7,415,000            5,218,306
                                                                      ---------------
Total                                                                       7,702,544
-------------------------------------------------------------------------------------

PAPER (0.5%)
NewPage
 Term Loan
 12-22-14                               4.06           6,228,521            5,358,459
-------------------------------------------------------------------------------------

RETAILERS (0.1%)
Toys "R" Us
 Tranche B Term Loan
 07-19-12                               4.57             695,000              637,663
-------------------------------------------------------------------------------------

WIRELINES (1.6%)
Fairpoint Communications
 Tranche B Term Loan
 TBD                                     TBD           5,830,000(j,k)       4,337,520
 03-31-15                               5.00          15,362,536           11,429,727
                                                                      ---------------
Total                                                                      15,767,247
-------------------------------------------------------------------------------------
TOTAL SENIOR LOANS
(Cost: $63,029,406)                                                       $67,337,914
-------------------------------------------------------------------------------------





MONEY MARKET FUND (1.0%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.30%              10,284,684(n)        $10,284,684
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $10,284,684)                                                       $10,284,684
-------------------------------------------------------------------------------------



INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN (7.1%)
                                                       SHARES                VALUE(a)
CASH COLLATERAL REINVESTMENT FUND
JPMorgan Prime Money Market Fund                     75,217,303           $75,217,303
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $75,217,303)                                                       $75,217,303
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $1,271,368,979)(o)                                              $1,266,869,741
=====================================================================================




NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At June 30, 2009, the value of foreign securities represented 5.2% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Trustees. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2009, the value of these securities amounted to $324,513,714 or 30.5% of net assets.

(e) Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.


--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT  139

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Income Opportunities Fund

NOTES TO PORTFOLIO OF INVESTMENTS (CONTINUED)




(g)  Identifies issues considered to be illiquid as to their marketability (see
     Note 2 to the financial statements). The aggregate value of such securities at June 30, 2009, was $1,316,319 representing 0.1% of net assets. Information concerning such security holdings at June 30, 2009, is as follows:

                                                ACQUISITION
     SECURITY                                      DATES                COST
     -------------------------------------------------------------------------
     Great Lakes Gaming of Michigan LLC
       Development Term Loan
       9.00% 2012                         03-02-07 thru 09-15-07      $940,156
     Great Lakes Gaming of Michigan LLC
       Non-Gaming Land Acquisition
       Letter of Credit
       9.00% 2012                         03-02-07 thru 09-15-07       347,775
     Great Lakes Gaming of Michigan LLC
       Transition Term Loan
       9.00% 2012                         03-02-07 thru 09-15-07       243,511


(h) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on June 30, 2009.

(i) Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate ("LIBOR") and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(j) At June 30, 2009, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $10,657,960. See Note 2 to the financial statements.

(k) Represents a senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

(l) At June 30, 2009, security was partially or fully on loan. See Note 7 to the financial statements.

(m)  This position is in bankruptcy.

(n) Affiliated Money Market Fund -- See Note 9 to the financial statements. The rate shown is the seven-day current annualized yield at June 30, 2009.

(o) At June 30, 2009, the cost of securities for federal income tax purposes was approximately $1,271,369,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                     $44,433,000
     Unrealized depreciation                                                     (48,932,000)
     ---------------------------------------------------------------------------------------
     Net unrealized depreciation                                                 $(4,499,000)
     ---------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
140  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

SFAS 157 establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. When a valuation uses multiple inputs from varying levels of the hierarchy, the hierarchy level is determined based on the lowest level input or inputs that are significant to the fair value measurement in its entirety. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described in Note 2 to the financial statements -- Valuation of securities.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.


--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT  141

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Income Opportunities Fund

FAIR VALUE MEASUREMENTS (CONTINUED)




The following table is a summary of the inputs used to value the Fund's investments as of June 30, 2009:

                                                                     FAIR VALUE AT JUNE 30, 2009
                                                   --------------------------------------------------------------
                                                        LEVEL 1          LEVEL 2
                                                     QUOTED PRICES        OTHER         LEVEL 3
                                                       IN ACTIVE       SIGNIFICANT    SIGNIFICANT
                                                      MARKETS FOR      OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                        IDENTICAL ASSETS      INPUTS         INPUTS          TOTAL
-----------------------------------------------------------------------------------------------------------------
Bonds
  Corporate Debt Securities                                   $--    $1,111,764,845          $--   $1,111,764,845
  Asset-Backed Securities                                      --         1,987,406           --        1,987,406
  Residential Mortgage-Backed Securities                       --           277,589           --          277,589
-----------------------------------------------------------------------------------------------------------------
Total Bonds                                                    --     1,114,029,840           --    1,114,029,840
-----------------------------------------------------------------------------------------------------------------
Other
  Senior Loans                                                 --        66,021,595    1,316,319       67,337,914
  Affiliated Money Market Fund                         10,284,684(a)             --           --       10,284,684
  Investments of Cash Collateral Received for
    Securities on Loan                                 75,217,303                --           --       75,217,303
-----------------------------------------------------------------------------------------------------------------
Total Other                                            85,501,987        66,021,595    1,316,319      152,839,901
-----------------------------------------------------------------------------------------------------------------
Total                                                 $85,501,987    $1,180,051,435   $1,316,319   $1,266,869,741
-----------------------------------------------------------------------------------------------------------------



(a) Money market fund that is a sweep investment for cash balances in the Fund at June 30, 2009.

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

                                                                                 SENIOR
                                                                                  LOANS
-----------------------------------------------------------------------------------------
Balance as of Dec. 31, 2008                                                    $2,112,514
  Accrued discounts/premiums                                                        3,434
  Realized gain (loss)                                                              2,581
  Change in unrealized appreciation (depreciation)                               (204,267)
  Net purchases (sales)                                                          (206,921)
  Transfers in and/or out of Level 3                                             (391,022)
-----------------------------------------------------------------------------------------
Balance as of June 30, 2009                                                    $1,316,319
-----------------------------------------------------------------------------------------





HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.


--------------------------------------------------------------------------------
142  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS -------------------------------------------------------
RiverSource VP - Mid Cap Growth Fund
JUNE 30, 2009 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


COMMON STOCKS (96.8%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (0.4%)
Precision Castparts                                      15,923(d)         $1,162,857
-------------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS (0.5%)
CH Robinson Worldwide                                    28,828(d)          1,503,380
-------------------------------------------------------------------------------------

AIRLINES (1.8%)
AMR                                                     359,301(b)          1,444,390
Continental Airlines Cl B                               171,554(b,d)        1,519,968
Delta Air Lines                                         275,196(b)          1,593,385
UAL                                                     343,109(b,d)        1,094,518
                                                                      ---------------
Total                                                                       5,652,261
-------------------------------------------------------------------------------------

BIOTECHNOLOGY (2.9%)
BioMarin Pharmaceutical                                 229,285(b,d)        3,579,140
Celera                                                  224,261(b,d)        1,711,111
Cephalon                                                 35,526(b)          2,012,548
Genzyme                                                  35,647(b)          1,984,468
                                                                      ---------------
Total                                                                       9,287,267
-------------------------------------------------------------------------------------

CAPITAL MARKETS (1.6%)
Janus Capital Group                                      66,698(d)            760,357
Legg Mason                                               75,797(d)          1,847,932
Northern Trust                                            9,706(d)            521,018
TD Ameritrade Holding                                   102,360(b)          1,795,394
                                                                      ---------------
Total                                                                       4,924,701
-------------------------------------------------------------------------------------

CHEMICALS (0.8%)
Airgas                                                   25,486             1,032,948
Mosaic                                                   15,543               688,555
Potash Corp of Saskatchewan                               7,267(c)            676,194
                                                                      ---------------
Total                                                                       2,397,697
-------------------------------------------------------------------------------------

COMMERCIAL BANKS (1.8%)
TCF Financial                                           408,261(d)          5,458,449
Zions Bancorporation                                     35,373(d)            408,912
                                                                      ---------------
Total                                                                       5,867,361
-------------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.5%)
Copart                                                   43,893(b,d)        1,521,770
-------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (4.3%)
Ciena                                                   636,429(b,d)        6,587,040
F5 Networks                                              16,892(b,d)          584,294
Juniper Networks                                        157,622(b)          3,719,879
Motorola                                                 96,944               642,739
ORBCOMM                                                 418,313(b,d)          736,231
Riverbed Technology                                      54,099(b,d)        1,254,556
                                                                      ---------------
Total                                                                      13,524,739
-------------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (0.7%)
NetApp                                                   42,366(b)            835,458
Seagate Technology                                      118,321(c)          1,237,637
                                                                      ---------------
Total                                                                       2,073,095
-------------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (4.3%)
Chicago Bridge & Iron                                   146,686(c)          1,818,906
EMCOR Group                                             119,855(b,d)        2,411,483
Fluor                                                    47,355             2,428,838
Foster Wheeler                                           59,043(b)          1,402,271
Jacobs Engineering Group                                 23,523(b)            990,083
Quanta Services                                         168,859(b,d)        3,905,709
Shaw Group                                               30,886(b)            846,585
                                                                      ---------------
Total                                                                      13,803,875
-------------------------------------------------------------------------------------

CONSTRUCTION MATERIALS (0.7%)
Martin Marietta Materials                                19,407(d)          1,530,824
Vulcan Materials                                         18,080(d)            779,248
                                                                      ---------------
Total                                                                       2,310,072
-------------------------------------------------------------------------------------

CONSUMER FINANCE (1.1%)
First Marblehead                                        602,704(b,d)        1,217,462
SLM                                                     207,224(b,d)        2,128,191
                                                                      ---------------
Total                                                                       3,345,653
-------------------------------------------------------------------------------------

DISTRIBUTORS (0.7%)
LKQ                                                     125,523(b)          2,064,853
-------------------------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (0.5%)
Apollo Group Cl A                                        21,842(b)          1,553,403
-------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (0.5%)
Intercontinental-Exchange                                 6,828(b)            780,031
MSCI Cl A                                                36,349(b)            888,369
                                                                      ---------------
Total                                                                       1,668,400
-------------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (0.2%)
FairPoint Communications                                957,370(d)            574,422
-------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (6.1%)
American Superconductor                                  31,500(b,d)          826,875
Energy Conversion Devices                               146,651(b,d)        2,075,112
Evergreen Solar                                       1,604,061(b,d)        3,480,812
First Solar                                              15,721(b,d)        2,548,689
General Cable                                            25,268(b)            949,571
Hubbell Cl B                                            127,608             4,091,113
JA Solar Holdings ADR                                   197,892(b,c,d)        930,092
Real Goods Solar Cl A                                   262,757(b)            680,541
SunPower Cl A                                            56,660(b,d)        1,509,422
Suntech Power Holdings ADR                               69,972(b,c,d)      1,249,700
Yingli Green Energy Holding ADR                          86,546(b,c,d)      1,172,698
                                                                      ---------------
Total                                                                      19,514,625
-------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (0.5%)
Itron                                                    30,761(b,d)        1,694,008
-------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (2.5%)
BJ Services                                             173,792             2,368,784
ENSCO Intl                                               62,118             2,166,055
Natl Oilwell Varco                                       48,859(b)          1,595,735
Noble                                                    30,383               919,086
Smith Intl                                               35,508               914,331
                                                                      ---------------
Total                                                                       7,963,991
-------------------------------------------------------------------------------------

FOOD PRODUCTS (0.3%)
Dean Foods                                               52,817(b)          1,013,558
-------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (5.1%)
CR Bard                                                  27,388             2,039,037
Haemonetics                                              14,751(b)            840,807
Hologic                                                 181,675(b,d)        2,585,235
Intuitive Surgical                                        7,759(b,d)        1,269,838
St. Jude Medical                                        115,126(b)          4,731,678
Thoratec                                                 58,469(b,d)        1,565,800
Varian Medical Systems                                   88,758(b,d)        3,118,956
                                                                      ---------------
Total                                                                      16,151,351
-------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (2.6%)
AmerisourceBergen                                        86,008             1,525,782
CardioNet                                                45,031(b,d)          734,906
Express Scripts                                          26,729(b)          1,837,619
MEDNAX                                                   49,099(b,d)        2,068,541
Patterson Companies                                      91,099(b,d)        1,976,848
                                                                      ---------------
Total                                                                       8,143,696
-------------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (2.2%)
Darden Restaurants                                       33,109(d)          1,091,935
Marriott Intl Cl A                                       51,799(d)          1,143,214
MGM MIRAGE                                              124,249(b)            793,951
Pinnacle Entertainment                                   73,469(b)            682,527
Starbucks                                               105,840(b,d)        1,470,118
Starwood Hotels & Resorts Worldwide                      74,024(d)          1,643,332
                                                                      ---------------
Total                                                                       6,825,077
-------------------------------------------------------------------------------------


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT  143

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Mid Cap Growth Fund


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

HOUSEHOLD DURABLES (0.3%)
KB Home                                                  68,021(d)           $930,527
-------------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (0.2%)
Clorox                                                   13,558               756,943
-------------------------------------------------------------------------------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.2%)
Ormat Technologies                                       19,573(d)            788,988
-------------------------------------------------------------------------------------

INSURANCE (0.2%)
XL Capital Cl A                                          59,512(c,e)          682,008
-------------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL (0.3%)
Orbitz Worldwide                                        516,647(b,d)          981,629
-------------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (3.4%)
Akamai Technologies                                     342,502(b)          6,569,188
Omniture                                                 69,650(b,d)          874,804
VistaPrint                                               78,110(b,c,e)      3,331,392
                                                                      ---------------
Total                                                                      10,775,384
-------------------------------------------------------------------------------------

IT SERVICES (0.3%)
ManTech Intl Cl A                                        19,522(b)            840,227
-------------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (1.0%)
Eastman Kodak                                         1,058,808(d)          3,134,072
-------------------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (0.8%)
Illumina                                                 66,251(b,d)        2,579,814
-------------------------------------------------------------------------------------

MACHINERY (2.1%)
Bucyrus Intl                                             42,715             1,219,940
Cummins                                                  39,683             1,397,238
Flowserve                                                16,086             1,122,964
Joy Global                                               29,009(d)          1,036,201
Oshkosh                                                  25,634               372,718
Terex                                                   117,686(b,d)        1,420,471
                                                                      ---------------
Total                                                                       6,569,532
-------------------------------------------------------------------------------------

MARINE (1.2%)
DryShips                                                343,607(c)          1,986,048
Genco Shipping & Trading                                 86,625             1,881,495
                                                                      ---------------
Total                                                                       3,867,543
-------------------------------------------------------------------------------------

MEDIA (1.4%)
Regal Entertainment Group Cl A                          141,960             1,886,648
Sirius XM Radio                                       6,174,077(b)          2,654,854
                                                                      ---------------
Total                                                                       4,541,502
-------------------------------------------------------------------------------------

METALS & MINING (5.6%)
AK Steel Holding                                        181,857             3,489,836
Alcoa                                                   152,009(d)          1,570,253
Allegheny Technologies                                   69,536(d)          2,428,892
Cliffs Natural Resources                                 99,747             2,440,809
Freeport-McMoRan Copper & Gold                           55,898             2,801,049
Kinross Gold                                             55,006(c)            998,359
Steel Dynamics                                           31,042               457,249
United States Steel                                      76,003             2,716,347
Yamana Gold                                             102,344(c,d)          904,721
                                                                      ---------------
Total                                                                      17,807,515
-------------------------------------------------------------------------------------

MULTILINE RETAIL (0.9%)
JC Penney                                                43,845             1,258,790
Nordstrom                                                72,422(d)          1,440,474
                                                                      ---------------
Total                                                                       2,699,264
-------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (7.3%)
Arch Coal                                                70,408(d)          1,082,171
Chesapeake Energy                                        55,771(d)          1,105,939
Clean Energy Fuels                                       63,438(b)            546,201
CONSOL Energy                                            41,519             1,409,985
Denbury Resources                                       114,173(b)          1,681,768
El Paso                                                 248,256             2,291,403
Frontier Oil                                            149,501             1,959,958
Murphy Oil                                               22,168             1,204,166
Newfield Exploration                                     67,728(b)          2,212,674
Petrohawk Energy                                         43,734(b)            975,268
Range Resources                                          28,932(d)          1,198,074
Southwestern Energy                                      41,356(b)          1,606,681
Tesoro                                                  132,554(d)          1,687,412
Western Refining                                        199,103(b,d)        1,405,667
Williams Companies                                      149,984             2,341,250
XTO Energy                                               15,961               608,753
                                                                      ---------------
Total                                                                      23,317,370
-------------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.6%)
Intl Paper                                              130,400             1,972,952
-------------------------------------------------------------------------------------

PHARMACEUTICALS (2.9%)
Allergan                                                 36,819             1,751,848
King Pharmaceuticals                                    131,259(b)          1,264,024
Mylan                                                   183,606(b,d)        2,396,058
Shire ADR                                                93,147(c,d)        3,863,738
                                                                      ---------------
Total                                                                       9,275,668
-------------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (0.2%)
AMB Property                                             25,990(d)            488,872
-------------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.5%)
Brookfield Asset Management Cl A                         28,084(c)            479,394
CB Richard Ellis Group Cl A                              59,274(b)            554,804
St. Joe                                                  18,840(b,d)          499,072
                                                                      ---------------
Total                                                                       1,533,270
-------------------------------------------------------------------------------------

ROAD & RAIL (1.7%)
Kansas City Southern                                    294,505(b)          4,744,476
Ryder System                                             27,149(d)            758,000
                                                                      ---------------
Total                                                                       5,502,476
-------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (5.7%)
Altera                                                  122,018(d)          1,986,453
ASML Holding                                             74,738(c,d)        1,618,078
Broadcom Cl A                                            49,095(b,d)        1,217,065
MEMC Electronic Materials                                83,164(b)          1,481,151
Microchip Technology                                     99,658(d)          2,247,288
NVIDIA                                                   99,781(b,d)        1,126,527
PMC-Sierra                                            1,066,803(b,d)        8,491,752
                                                                      ---------------
Total                                                                      18,168,314
-------------------------------------------------------------------------------------

SOFTWARE (8.3%)
Activision Blizzard                                     164,021(b)          2,071,585
Citrix Systems                                          123,610(b)          3,941,922
CommVault Systems                                        75,567(b,d)        1,252,901
Compuware                                               462,075(b)          3,169,834
Informatica                                              81,361(b)          1,398,596
Intuit                                                   45,003(b)          1,267,284
Novell                                                  368,173(b)          1,667,824
TIBCO Software                                        1,287,339(b)          9,230,220
VMware Cl A                                              93,591(b,d)        2,552,227
                                                                      ---------------
Total                                                                      26,552,393
-------------------------------------------------------------------------------------

SPECIALTY RETAIL (5.2%)
Abercrombie & Fitch Cl A                                 76,843(d)          1,951,044
American Eagle Outfitters                               105,075             1,488,913
Dick's Sporting Goods                                   177,962(b,d)        3,060,945
GameStop Cl A                                            58,918(b,d)        1,296,785
Gap                                                      36,860               604,504
Limited Brands                                          102,982(d)          1,232,695
Tiffany & Co                                             77,875(d)          1,974,910
TJX Companies                                            61,691             1,940,799
Urban Outfitters                                        140,940(b,d)        2,941,418
                                                                      ---------------
Total                                                                      16,492,013
-------------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (0.4%)
lululemon athletica                                     106,402(b,c)        1,386,418
-------------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (1.4%)
MGIC Investment                                         627,613(d)          2,761,497
Radian Group                                            621,476(d)          1,690,415
                                                                      ---------------
Total                                                                       4,451,912
-------------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (0.7%)
Fastenal                                                 47,318(d)          1,569,538
United Rentals                                          119,289(b)            774,186
                                                                      ---------------
Total                                                                       2,343,724
-------------------------------------------------------------------------------------

WATER UTILITIES (0.4%)
American Water Works                                     68,773             1,314,252
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
144  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

WIRELESS TELECOMMUNICATION SERVICES (1.0%)
American Tower Cl A                                      65,141(b)         $2,053,897
NII Holdings                                             53,697(b,d)        1,024,002
                                                                      ---------------
Total                                                                       3,077,899
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $333,878,696)                                                     $307,374,593
-------------------------------------------------------------------------------------



MONEY MARKET FUND (2.3%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.30%               7,226,739(f)         $7,226,739
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $7,226,739)                                                         $7,226,739
-------------------------------------------------------------------------------------



INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN (25.3%)
                                                       SHARES                VALUE(a)
CASH COLLATERAL REINVESTMENT FUND
JPMorgan Prime Money Market Fund                     80,307,776           $80,307,776
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $80,307,776)                                                       $80,307,776
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $421,413,211)                                                     $394,909,108
=====================================================================================



INVESTMENTS IN DERIVATIVES



OPEN OPTIONS CONTRACTS WRITTEN AT JUNE 30, 2009



                                                             NUMBER OF   EXERCISE    PREMIUM   EXPIRATION
ISSUER                                          PUTS/CALLS   CONTRACTS     PRICE    RECEIVED      DATE      VALUE(A)
--------------------------------------------------------------------------------------------------------------------
VistaPrint                                         Call         126       $45.00     $16,002    July 2009     $8,505
XL Capital Cl A                                    Call         158        12.50      10,948    July 2009      3,950
--------------------------------------------------------------------------------------------------------------------
Total                                                                                                        $12,455
--------------------------------------------------------------------------------------------------------------------




NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At June 30, 2009, the value of foreign securities represented 7.0% of net assets.

(d) At June 30, 2009, security was partially or fully on loan. See Note 7 to the financial statements.

(e) At June 30, 2009, securities valued at $718,458 were held to cover open call options written. See Note 8 to the financial statements.

(f) Affiliated Money Market Fund -- See Note 9 to the financial statements. The rate shown is the seven-day current annualized yield at June 30, 2009.

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.



--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT  145

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Mid Cap Growth Fund

FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

SFAS 157 establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. When a valuation uses multiple inputs from varying levels of the hierarchy, the hierarchy level is determined based on the lowest level input or inputs that are significant to the fair value measurement in its entirety. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described in Note 2 to the financial statements -- Valuation of securities.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.


--------------------------------------------------------------------------------
146  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

The following table is a summary of the inputs used to value the Fund's investments as of June 30, 2009:

                                                                     FAIR VALUE AT JUNE 30, 2009
                                                      ---------------------------------------------------------
                                                           LEVEL 1        LEVEL 2
                                                        QUOTED PRICES      OTHER        LEVEL 3
                                                          IN ACTIVE     SIGNIFICANT   SIGNIFICANT
                                                         MARKETS FOR     OBSERVABLE  UNOBSERVABLE
DESCRIPTION                                           IDENTICAL ASSETS     INPUTS       INPUTS         TOTAL
---------------------------------------------------------------------------------------------------------------
Equity Securities
  Common Stocks                                         $307,374,593(a)     $--           $--      $307,374,593
---------------------------------------------------------------------------------------------------------------
Total Equity Securities                                  307,374,593         --            --       307,374,593
---------------------------------------------------------------------------------------------------------------
Other
  Affiliated Money Market Fund                             7,226,739(b)      --            --         7,226,739
  Investments of Cash Collateral Received for
    Securities on Loan                                    80,307,776         --            --        80,307,776
---------------------------------------------------------------------------------------------------------------
Total Other                                               87,534,515         --            --        87,534,515
---------------------------------------------------------------------------------------------------------------
Investments in Securities                                394,909,108         --            --       394,909,108
Other Financial Instruments                                   12,455(c)      --            --            12,455
---------------------------------------------------------------------------------------------------------------
Total                                                   $394,921,563        $--           $--      $394,921,563
---------------------------------------------------------------------------------------------------------------



(a) All industry classifications are identified in the Portfolio of Investments.
(b) Money market fund that is a sweep investment for cash balances in the Fund at June 30, 2009.
(c) Other financial instruments are derivative instruments, such as written options, which are valued at the unrealized appreciation (depreciation) on the instrument.



HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.


--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT  147

PORTFOLIO OF INVESTMENTS -------------------------------------------------------
RiverSource VP - Mid Cap Value Fund
JUNE 30, 2009 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


COMMON STOCKS (96.2%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (1.3%)
Goodrich                                                68,663             $3,431,090
-------------------------------------------------------------------------------------

AIRLINES (1.3%)
AMR                                                    158,300(b,d)           636,366
Continental Airlines Cl B                               75,563(b,d)           669,488
Delta Air Lines                                        242,925(b)           1,406,536
UAL                                                     90,318(b)             288,114
US Airways Group                                       202,597(b,d)           492,311
                                                                      ---------------
Total                                                                       3,492,815
-------------------------------------------------------------------------------------

AUTO COMPONENTS (0.5%)
Goodyear Tire & Rubber                                 117,424(b)           1,322,194
-------------------------------------------------------------------------------------

CAPITAL MARKETS (0.8%)
Invesco                                                115,909              2,065,498
-------------------------------------------------------------------------------------

CHEMICALS (4.8%)
Eastman Chemical                                       118,556              4,493,272
Lubrizol                                                85,351              4,037,956
PPG Inds                                                99,219              4,355,714
                                                                      ---------------
Total                                                                      12,886,942
-------------------------------------------------------------------------------------

COMMERCIAL BANKS (1.1%)
Cullen/Frost Bankers                                    31,716              1,462,742
M&T Bank                                                29,772(d)           1,516,288
                                                                      ---------------
Total                                                                       2,979,030
-------------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (1.1%)
Ritchie Bros Auctioneers                               126,883(c,d)         2,975,406
-------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (0.2%)
Brocade Communications Systems                          80,077(b)             626,202
-------------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (2.2%)
Chicago Bridge & Iron                                   89,210(c)           1,106,204
Fluor                                                   27,988              1,435,504
Foster Wheeler                                          45,266(b)           1,075,068
Insituform Technologies Cl A                            19,339(b)             328,183
Jacobs Engineering Group                                28,949(b)           1,218,463
KBR                                                     48,061                886,245
                                                                      ---------------
Total                                                                       6,049,667
-------------------------------------------------------------------------------------

CONSTRUCTION MATERIALS (0.8%)
CEMEX ADR                                              226,492(b,c,d)       2,115,435
-------------------------------------------------------------------------------------

CONSUMER FINANCE (0.1%)
SLM                                                     35,609(b)             365,704
-------------------------------------------------------------------------------------

DISTRIBUTORS (0.5%)
Genuine Parts                                           40,432              1,356,898
-------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (1.3%)
CIT Group                                            1,208,460(d)           2,598,189
PICO Holdings                                           31,949(b)             916,936
                                                                      ---------------
Total                                                                       3,515,125
-------------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (3.3%)
CenturyTel                                              66,807(d)           2,050,975
Embarq                                                  47,010              1,977,241
Qwest Communications Intl                              771,968(d)           3,203,667
Windstream                                             211,305              1,766,510
                                                                      ---------------
Total                                                                       8,998,393
-------------------------------------------------------------------------------------

ELECTRIC UTILITIES (2.7%)
Allegheny Energy                                       124,216              3,186,141
Pepco Holdings                                         223,760              3,007,334
Pinnacle West Capital                                   37,901              1,142,715
                                                                      ---------------
Total                                                                       7,336,190
-------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (3.1%)
AO Smith                                                53,926(d)           1,756,370
Cooper Inds Cl A                                       165,621              5,142,532
Rockwell Automation                                     46,573              1,495,925
                                                                      ---------------
Total                                                                       8,394,827
-------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (1.8%)
Agilent Technologies                                    97,968(b)           1,989,730
Celestica                                              420,680(b,c)         2,869,038
                                                                      ---------------
Total                                                                       4,858,768
-------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (3.3%)
BJ Services                                            189,165(d)           2,578,318
Cameron Intl                                            77,005(b)           2,179,242
Transocean                                              23,179(b,c)         1,721,968
Weatherford Intl                                       122,498(b,c)         2,396,061
                                                                      ---------------
Total                                                                       8,875,589
-------------------------------------------------------------------------------------

GAS UTILITIES (1.4%)
EQT                                                     44,359              1,548,573
Questar                                                 68,360              2,123,261
                                                                      ---------------
Total                                                                       3,671,834
-------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (0.9%)
Hospira                                                 61,275(b)           2,360,313
-------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (1.4%)
Humana                                                  29,728(b)             959,025
McKesson                                                38,538              1,695,672
Universal Health Services Cl B                          21,339              1,042,410
                                                                      ---------------
Total                                                                       3,697,107
-------------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (0.8%)
Royal Caribbean Cruises                                 92,254              1,249,120
Starwood Hotels & Resorts Worldwide                     36,202                803,684
                                                                      ---------------
Total                                                                       2,052,804
-------------------------------------------------------------------------------------

HOUSEHOLD DURABLES (2.3%)
Centex                                                  59,792                505,840
DR Horton                                              114,875(d)           1,075,230
KB Home                                                 42,005(d)             574,628
Mohawk Inds                                             44,794(b)           1,598,250
Pulte Homes                                             77,933                688,148
Stanley Works                                           55,152              1,866,345
                                                                      ---------------
Total                                                                       6,308,441
-------------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (0.5%)
McDermott Intl                                          61,422(b)           1,247,481
-------------------------------------------------------------------------------------

INSURANCE (12.1%)
Aon                                                     58,237              2,205,435
Arch Capital Group                                      16,379(b,c)           959,482
Assurant                                                89,239              2,149,768
Axis Capital Holdings                                  119,251(c)           3,121,991
Everest Re Group                                        74,481(c)           5,330,605
Lincoln Natl                                           150,295              2,586,577
Marsh & McLennan Companies                              59,812              1,204,016
PartnerRe                                               82,722(c,d)         5,372,794
Transatlantic Holdings                                  35,195              1,524,999
Willis Group Holdings                                   86,931(c,d)         2,236,735
XL Capital Cl A                                        535,846(c,d)         6,140,794
                                                                      ---------------
Total                                                                      32,833,196
-------------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (0.6%)
Hasbro                                                  62,523              1,515,558
-------------------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (1.4%)
Covance                                                 39,656(b,d)         1,951,075
Life Technologies                                       46,803(b)           1,952,621
                                                                      ---------------
Total                                                                       3,903,696
-------------------------------------------------------------------------------------

MACHINERY (5.3%)
AGCO                                                    55,786(b)           1,621,699
Cummins                                                 40,569              1,428,434
Eaton                                                  102,037              4,551,870
Ingersoll-Rand                                         149,153(c)           3,117,298
Manitowoc                                              153,733(d)             808,636
Parker Hannifin                                         44,476              1,910,689
Terex                                                   64,344(b)             776,632
                                                                      ---------------
Total                                                                      14,215,258
-------------------------------------------------------------------------------------

MEDIA (1.8%)
Natl CineMedia                                         145,378              2,000,401
Regal Entertainment Group Cl A                         217,787              2,894,390
                                                                      ---------------
Total                                                                       4,894,791
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
148  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

METALS & MINING (3.3%)
Freeport-McMoRan Copper & Gold                          66,045             $3,309,514
Nucor                                                   63,899              2,839,033
Steel Dynamics                                          63,223                931,275
United States Steel                                     53,912(d)           1,926,815
                                                                      ---------------
Total                                                                       9,006,637
-------------------------------------------------------------------------------------

MULTILINE RETAIL (1.5%)
Family Dollar Stores                                    69,297              1,961,105
Macy's                                                 186,815(d)           2,196,945
                                                                      ---------------
Total                                                                       4,158,050
-------------------------------------------------------------------------------------

MULTI-UTILITIES (3.5%)
DTE Energy                                              64,147              2,052,704
Sempra Energy                                           87,321              4,333,742
Wisconsin Energy                                        79,240              3,225,860
                                                                      ---------------
Total                                                                       9,612,306
-------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (6.2%)
El Paso                                                219,612              2,027,019
Enbridge                                               120,462(c)           4,183,645
Newfield Exploration                                    86,434(b)           2,823,799
Pioneer Natural Resources                               76,880              1,960,440
Southwestern Energy                                     79,245(b)           3,078,668
Sunoco                                                  32,430                752,376
Ultra Petroleum                                         51,932(b)           2,025,348
                                                                      ---------------
Total                                                                      16,851,295
-------------------------------------------------------------------------------------

PHARMACEUTICALS (2.8%)
King Pharmaceuticals                                   173,346(b)           1,669,322
Mylan                                                  449,107(b,d)         5,860,846
                                                                      ---------------
Total                                                                       7,530,168
-------------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (3.4%)
AvalonBay Communities                                   32,150(d)           1,798,471
Boston Properties                                       19,078(d)             910,021
Equity Residential                                      82,366              1,830,996
ProLogis                                                61,819                498,261
Rayonier                                                72,686              2,642,136
Ventas                                                  48,144              1,437,580
                                                                      ---------------
Total                                                                       9,117,465
-------------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.6%)
St. Joe                                                 63,608(b,d)         1,684,976
-------------------------------------------------------------------------------------

ROAD & RAIL (1.8%)
CSX                                                     83,831(d)           2,903,068
Kansas City Southern                                   122,600(b)           1,975,086
                                                                      ---------------
Total                                                                       4,878,154
-------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (5.1%)
ASML Holding                                            87,005(c)           1,883,658
Lam Research                                            73,900(b,d)         1,921,400
LSI                                                    506,406(b)           2,309,211
Maxim Integrated Products                              180,454              2,831,323
Microchip Technology                                   127,506(d)           2,875,261
Micron Technology                                      376,220(b)           1,903,673
                                                                      ---------------
Total                                                                      13,724,526
-------------------------------------------------------------------------------------

SOFTWARE (3.9%)
Adobe Systems                                           69,778(b,d)         1,974,717
Autodesk                                                92,679(b)           1,759,047
BMC Software                                            82,064(b)           2,772,943
McAfee                                                  96,195(b)           4,058,467
                                                                      ---------------
Total                                                                      10,565,174
-------------------------------------------------------------------------------------

SPECIALTY RETAIL (0.8%)
Bed Bath & Beyond                                       70,700(b)           2,174,025
-------------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (1.1%)
VF                                                      53,281              2,949,103
-------------------------------------------------------------------------------------

TOBACCO (3.3%)
Lorillard                                              132,119              8,953,705
-------------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (0.2%)
WW Grainger                                              8,206                671,907
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $336,567,314)                                                     $260,223,743
-------------------------------------------------------------------------------------





BONDS (2.6%)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
BANKING (2.4%)
Goldman Sachs Group
 Absolute Trigger Mandatory Exchangeable Nts
 12-28-09                              --%           $6,500,000(e)         $6,551,224
-------------------------------------------------------------------------------------
WIRELINES (0.2%)
Qwest Communications Intl
 Cv Sr Unsecured
 11-15-25                            3.50               440,000               432,622
-------------------------------------------------------------------------------------
TOTAL BONDS
(Cost: $7,020,109)                                                         $6,983,846
-------------------------------------------------------------------------------------





MONEY MARKET FUND (1.1%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.30%               2,887,096(f)         $2,887,096
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $2,887,096)                                                         $2,887,096
-------------------------------------------------------------------------------------



INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN (14.5%)
                                                       SHARES                VALUE(a)
CASH COLLATERAL REINVESTMENT FUND
JPMorgan Prime Money Market Fund                     39,121,076           $39,121,076
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $39,121,076)                                                       $39,121,076
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $385,595,595)                                                     $309,215,761
=====================================================================================




NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At June 30, 2009, the value of foreign securities represented 16.8% of net assets.

(d) At June 30, 2009, security was partially or fully on loan. See Note 7 to the financial statements.

(e)  Identifies issues considered to be illiquid as to their marketability (see
     Note 2 to the financial statements). The aggregate value of such securities at June 30, 2009, was $6,551,224 representing 2.4% of net assets. Information concerning such security holdings at June 30, 2009, is as follows:

                                                                       ACQUISITION
     SECURITY                                                             DATES            COST
     ---------------------------------------------------------------------------------------------
     Goldman Sachs Group
       --% Absolute Trigger Mandatory Exchangeable Nts 2009              05-18-09       $6,500,000


(f) Affiliated Money Market Fund -- See Note 9 to the financial statements. The rate shown is the seven-day current annualized yield at June 30, 2009.


--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT  149

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Mid Cap Value Fund

NOTES TO PORTFOLIO OF INVESTMENTS (CONTINUED)




The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) requires disclosures regarding inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

SFAS 157 establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. When a valuation uses multiple inputs from varying levels of the hierarchy, the hierarchy level is determined based on the lowest level input or inputs that are significant to the fair value measurement in its entirety. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described in Note 2 to the financial statements -- Valuation of securities.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.


--------------------------------------------------------------------------------
150  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

The following table is a summary of the inputs used to value the Fund's investments as of June 30, 2009:

                                                                     FAIR VALUE AT JUNE 30, 2009
                                                      ---------------------------------------------------------
                                                           LEVEL 1        LEVEL 2
                                                        QUOTED PRICES      OTHER        LEVEL 3
                                                          IN ACTIVE     SIGNIFICANT   SIGNIFICANT
                                                         MARKETS FOR     OBSERVABLE  UNOBSERVABLE
DESCRIPTION                                           IDENTICAL ASSETS     INPUTS       INPUTS         TOTAL
---------------------------------------------------------------------------------------------------------------
Equity Securities
  Common Stocks                                         $260,223,743(a)         $--       $--      $260,223,743
---------------------------------------------------------------------------------------------------------------
Total Equity Securities                                  260,223,743             --        --       260,223,743
---------------------------------------------------------------------------------------------------------------
Bonds
  Corporate Debt Securities                                       --      6,983,846        --         6,983,846
---------------------------------------------------------------------------------------------------------------
Total Bonds                                                       --      6,983,846        --         6,983,846
---------------------------------------------------------------------------------------------------------------
Other
  Affiliated Money Market Fund                             2,887,096(b)          --        --         2,887,096
  Investments of Cash Collateral Received for
    Securities on Loan                                    39,121,076             --        --        39,121,076
---------------------------------------------------------------------------------------------------------------
Total Other                                               42,008,172             --        --        42,008,172
---------------------------------------------------------------------------------------------------------------
Total                                                   $302,231,915     $6,983,846       $--      $309,215,761
---------------------------------------------------------------------------------------------------------------


(a) All industry classifications are identified in the Portfolio of Investments.
(b) Money market fund that is a sweep investment for cash balances in the Fund at June 30, 2009.



HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.


--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT  151

PORTFOLIO OF INVESTMENTS -------------------------------------------------------
RiverSource VP - S&P 500 Fund
JUNE 30, 2009 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


COMMON STOCKS (99.3%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (2.8%)
Boeing                                                   16,557              $703,672
General Dynamics                                          9,884(d)            547,475
Goodrich                                                  3,780(d)            188,887
Honeywell Intl                                           16,715               524,851
ITT                                                       4,352               193,664
L-3 Communications Holdings                               2,865               198,774
Lockheed Martin                                           8,222               663,104
Northrop Grumman                                          6,423               293,403
Precision Castparts                                       2,832               206,821
Raytheon                                                 10,851               482,110
Rockwell Collins                                          4,507               188,077
United Technologies                                      21,785             1,131,948
                                                                      ---------------
Total                                                                       5,322,786
-------------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS (1.0%)
CH Robinson Worldwide                                     4,637(d)            241,820
Expeditors Intl of Washington                             2,968                98,953
FedEx                                                     7,464               415,148
United Parcel Service Cl B                               23,064(d)          1,152,969
                                                                      ---------------
Total                                                                       1,908,890
-------------------------------------------------------------------------------------

AIRLINES (--%)
Southwest Airlines                                        9,645                64,911
-------------------------------------------------------------------------------------

AUTO COMPONENTS (0.1%)
Goodyear Tire & Rubber                                    2,722(b)             30,650
Johnson Controls                                         12,326(d)            267,720
                                                                      ---------------
Total                                                                         298,370
-------------------------------------------------------------------------------------

AUTOMOBILES (0.3%)
Ford Motor                                               80,928(b)            491,233
Harley-Davidson                                           5,586                90,549
                                                                      ---------------
Total                                                                         581,782
-------------------------------------------------------------------------------------

BEVERAGES (2.6%)
Brown-Forman Cl B                                         2,350               101,003
Coca-Cola                                                48,464             2,325,787
Coca-Cola Enterprises                                    11,398               189,777
Constellation Brands Cl A                                 7,982(b)            101,212
Dr Pepper Snapple Group                                   3,306(b)             70,054
Molson Coors Brewing Cl B                                 2,596               109,889
Pepsi Bottling Group                                      3,244               109,777
PepsiCo                                                  35,863             1,971,030
                                                                      ---------------
Total                                                                       4,978,529
-------------------------------------------------------------------------------------

BIOTECHNOLOGY (1.9%)
Amgen                                                    25,410(b)          1,345,206
Biogen Idec                                               7,823(b)            353,208
Celgene                                                  10,120(b,d)          484,141
Cephalon                                                  2,577(b)            145,987
Genzyme                                                   6,492(b)            361,410
Gilead Sciences                                          22,060(b)          1,033,290
                                                                      ---------------
Total                                                                       3,723,242
-------------------------------------------------------------------------------------

BUILDING PRODUCTS (0.1%)
Masco                                                    12,512(d)            119,865
-------------------------------------------------------------------------------------

CAPITAL MARKETS (2.9%)
Ameriprise Financial                                      5,196               126,107
Bank of New York Mellon                                  26,211               768,244
Charles Schwab                                           23,730               416,224
E*TRADE Financial                                        13,500(b)             17,280
Federated Investors Cl B                                  2,120                51,071
Franklin Resources                                        3,045(d)            219,270
Goldman Sachs Group                                      11,531             1,700,130
Invesco                                                   7,397               131,815
Janus Capital Group                                       3,783                43,126
Legg Mason                                                3,405(d)             83,014
Morgan Stanley                                           34,029               970,167
Northern Trust                                            6,048               324,657
State Street                                             10,629(e)            501,689
T Rowe Price Group                                        6,752(d)            281,356
                                                                      ---------------
Total                                                                       5,634,150
-------------------------------------------------------------------------------------

CHEMICALS (1.8%)
Air Products & Chemicals                                  4,480               289,363
CF Inds Holdings                                            628                46,560
Dow Chemical                                             28,841               465,494
Eastman Chemical                                          1,737                65,832
Ecolab                                                    5,436               211,950
EI du Pont de Nemours & Co                               21,642               554,468
Intl Flavors & Fragrances                                 1,886                61,710
Monsanto                                                 12,778               949,916
PPG Inds                                                  4,537               199,174
Praxair                                                   6,865               487,896
Sigma-Aldrich                                             3,006               148,977
                                                                      ---------------
Total                                                                       3,481,340
-------------------------------------------------------------------------------------

COMMERCIAL BANKS (2.7%)
BB&T                                                     13,255(d)            291,345
Comerica                                                  6,187(d)            130,855
Fifth Third Bancorp                                      26,743               189,875
First Horizon Natl                                       33,872               120,666
Huntington Bancshares                                    24,940               104,249
KeyCorp                                                  18,813                98,580
M&T Bank                                                  1,850(d)             94,221
Marshall & Ilsley                                        13,656                65,549
PNC Financial Services Group                             10,268               398,501
Regions Financial                                        36,585               147,803
SunTrust Banks                                            8,489               139,644
US Bancorp                                               42,089(d)            754,235
Wells Fargo & Co                                        107,205             2,600,793
Zions Bancorporation                                      2,768(d)             31,998
                                                                      ---------------
Total                                                                       5,168,314
-------------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.6%)
Avery Dennison                                            2,554                65,587
Cintas                                                    5,504               125,711
Iron Mountain                                             5,231(b)            150,391
Pitney Bowes                                              6,701               146,953
Republic Services                                         7,703               188,030
RR Donnelley & Sons                                       8,987               104,429
Stericycle                                                3,262(b)            168,091
Waste Management                                          9,327               262,649
                                                                      ---------------
Total                                                                       1,211,841
-------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (3.0%)
Ciena                                                     2,165(b,d)           22,408
Cisco Systems                                           132,196(b)          2,464,134
Corning                                                  37,284               598,781
Harris                                                    3,230                91,603
Harris Stratex Networks Cl A                                  1(b)                  4
JDS Uniphase                                              5,277(b)             30,184
Juniper Networks                                         10,980(b,d)          259,128
Motorola                                                 65,283               432,826
QUALCOMM                                                 38,327             1,732,381
Tellabs                                                   9,543(b)             54,681
                                                                      ---------------
Total                                                                       5,686,130
-------------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (5.4%)
Apple                                                    20,778(b)          2,959,411
Dell                                                     43,969(b)            603,694
EMC                                                      43,077(b)            564,309
Hewlett-Packard                                          57,614             2,226,781
IBM                                                      31,302             3,268,555
Lexmark Intl Cl A                                         5,638(b)             89,362
NetApp                                                    4,310(b,d)           84,993
QLogic                                                    5,979(b)             75,814
SanDisk                                                   9,860(b,d)          144,843
Sun Microsystems                                         24,523(b)            226,102
Teradata                                                  4,224(b)             98,968
                                                                      ---------------
Total                                                                      10,342,832
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
152  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

CONSTRUCTION & ENGINEERING (0.2%)
Fluor                                                     2,862              $146,792
Jacobs Engineering Group                                  2,950(b)            124,166
Quanta Services                                           4,610(b)            106,629
                                                                      ---------------
Total                                                                         377,587
-------------------------------------------------------------------------------------

CONSTRUCTION MATERIALS (0.1%)
Vulcan Materials                                          3,926               169,211
-------------------------------------------------------------------------------------

CONSUMER FINANCE (0.6%)
American Express                                         27,824(d)            646,629
Capital One Financial                                     9,390               205,453
Discover Financial Services                              11,513               118,239
SLM                                                      11,207(b,d)          115,096
                                                                      ---------------
Total                                                                       1,085,417
-------------------------------------------------------------------------------------

CONTAINERS & PACKAGING (0.2%)
Ball                                                      2,268               102,423
Bemis                                                     2,388                60,178
Owens-Illinois                                            2,833(b)             79,352
Pactiv                                                    5,058(b)            109,759
Sealed Air                                                1,921                35,442
                                                                      ---------------
Total                                                                         387,154
-------------------------------------------------------------------------------------

DISTRIBUTORS (0.1%)
Genuine Parts                                             4,942               165,854
-------------------------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (0.2%)
Apollo Group Cl A                                         3,153(b)            224,241
DeVry                                                       900                45,036
H&R Block                                                 5,608                96,626
                                                                      ---------------
Total                                                                         365,903
-------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (3.6%)
Bank of America                                         183,536             2,422,675
CIT Group                                                23,919                51,426
Citigroup                                               146,166(d)            434,113
CME Group                                                 1,446               449,865
IntercontinentalExchange                                  1,393(b,d)          159,136
JPMorgan Chase & Co                                      91,277             3,113,457
Leucadia Natl                                             4,245(b)             89,527
Moody's                                                   2,493                65,691
NASDAQ OMX Group                                          3,270(b)             69,684
NYSE Euronext                                             4,733               128,974
                                                                      ---------------
Total                                                                       6,984,548
-------------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (3.2%)
AT&T                                                    137,271             3,409,811
CenturyTel                                                9,995(d)            306,846
Frontier Communications                                   7,468                53,322
Qwest Communications Intl                                44,450(d)            184,468
Verizon Communications                                   68,193             2,095,570
Windstream                                                5,772                48,254
                                                                      ---------------
Total                                                                       6,098,271
-------------------------------------------------------------------------------------

ELECTRIC UTILITIES (2.3%)
Allegheny Energy                                          4,057               104,062
American Electric Power                                   9,675               279,511
Duke Energy                                              35,402               516,515
Edison Intl                                               9,417               296,259
Entergy                                                   4,105               318,220
Exelon                                                   14,588               747,052
FirstEnergy                                               5,667               219,596
FPL Group                                                 9,804               557,455
Northeast Utilities                                       5,491               122,504
Pepco Holdings                                            2,239                30,092
Pinnacle West Capital                                     4,688               141,343
PPL                                                       7,828               258,011
Progress Energy                                           6,311               238,745
Southern                                                 18,931               589,890
                                                                      ---------------
Total                                                                       4,419,255
-------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.4%)
Cooper Inds Cl A                                          4,160(d)            129,168
Emerson Electric                                         17,499               566,968
Rockwell Automation                                       3,394               109,015
                                                                      ---------------
Total                                                                         805,151
-------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (0.2%)
Agilent Technologies                                      6,593(b)            133,903
Amphenol Cl A                                             4,215(d)            133,363
FLIR Systems                                              4,056(b,d)           91,503
Jabil Circuit                                            10,821                80,292
Molex                                                     3,383(d)             52,606
                                                                      ---------------
Total                                                                         491,667
-------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (1.7%)
Baker Hughes                                              7,381               268,964
BJ Services                                               9,427(d)            128,490
Cameron Intl                                              3,030(b)             85,749
Diamond Offshore Drilling                                 1,143(d)             94,926
ENSCO Intl                                                4,554               158,798
FMC Technologies                                          2,966(b)            111,462
Halliburton                                              21,434               443,684
Nabors Inds                                               6,830(b,c)          106,411
Natl Oilwell Varco                                        8,142(b,d)          265,918
Rowan Companies                                           2,710                52,357
Schlumberger                                             27,061             1,464,271
Smith Intl                                                5,265               135,574
                                                                      ---------------
Total                                                                       3,316,604
-------------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (3.0%)
Costco Wholesale                                          9,624(d)            439,817
CVS Caremark                                             33,359             1,063,151
Kroger                                                   13,978               308,215
Safeway                                                  13,058               265,991
SUPERVALU                                                 9,122               118,130
SYSCO                                                    14,367               322,970
Walgreen                                                 23,744               698,074
Wal-Mart Stores                                          52,068             2,522,173
Whole Foods Market                                        3,370(d)             63,963
                                                                      ---------------
Total                                                                       5,802,484
-------------------------------------------------------------------------------------

FOOD PRODUCTS (1.8%)
Archer-Daniels-Midland                                   15,385               411,856
Campbell Soup                                             3,491               102,705
ConAgra Foods                                            13,950               265,887
Dean Foods                                                5,938(b,d)          113,950
General Mills                                             8,991               503,677
Hershey                                                   3,980               143,280
HJ Heinz                                                  6,480               231,336
Hormel Foods                                                926                31,984
JM Smucker                                                2,840               138,194
Kellogg                                                   6,607               307,688
Kraft Foods Cl A                                         32,733               829,455
McCormick & Co                                            1,695                55,138
Sara Lee                                                 21,122               206,151
Tyson Foods Cl A                                          4,043                50,982
                                                                      ---------------
Total                                                                       3,392,283
-------------------------------------------------------------------------------------

GAS UTILITIES (0.2%)
EQT                                                       3,135               109,443
Nicor                                                     1,108(d)             38,359
Questar                                                   4,916               152,691
                                                                      ---------------
Total                                                                         300,493
-------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (2.0%)
Baxter Intl                                              13,829               732,384
Becton Dickinson & Co                                     5,830(d)            415,737
Boston Scientific                                        36,011(b)            365,152
CR Bard                                                   2,382               177,340
DENTSPLY Intl                                             1,950(d)             59,514
Hospira                                                   3,827(b)            147,416
Intuitive Surgical                                          514(b,d)           84,121
Medtronic                                                24,707               862,028
St. Jude Medical                                          8,254(b)            339,239
Stryker                                                   4,852               192,818
Varian Medical Systems                                    2,985(b)            104,893
Zimmer Holdings                                           6,283(b)            267,656
                                                                      ---------------
Total                                                                       3,748,298
-------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (2.2%)
Aetna                                                     8,246               206,562
AmerisourceBergen                                         7,496               132,979
Cardinal Health                                           8,623               263,433
CIGNA                                                     8,279               199,441
Coventry Health Care                                      5,858(b)            109,603
DaVita                                                    3,299(b)            163,169
Express Scripts                                           5,497(b)            377,919
Humana                                                    4,051(b)            130,685
Laboratory Corp of America Holdings                       2,588(b,d)          175,441
McKesson                                                  6,614               291,016
Medco Health Solutions                                   11,125(b)            507,411
Patterson Companies                                       2,185(b,d)           47,415
Quest Diagnostics                                         4,209               237,514
Tenet Healthcare                                          9,959(b)             28,084


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT  153

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - S&P 500 Fund


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
HEALTH CARE PROVIDERS & SERVICES (CONT.)
UnitedHealth Group                                       30,583              $763,962
WellPoint                                                12,212(b)            621,469
                                                                      ---------------
Total                                                                       4,256,103
-------------------------------------------------------------------------------------

HEALTH CARE TECHNOLOGY (--%)
IMS Health                                                4,365                55,436
-------------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (1.5%)
Carnival Unit                                            10,477               269,992
Darden Restaurants                                        1,793                59,133
Intl Game Technology                                      3,865                61,454
Marriott Intl Cl A                                        5,438               120,016
McDonald's                                               26,933             1,548,379
Starbucks                                                17,642(b,d)          245,047
Starwood Hotels & Resorts Worldwide                       4,385                97,347
Wyndham Worldwide                                         8,034                97,372
Wynn Resorts                                              1,495(b,d)           52,774
Yum! Brands                                              10,160               338,734
                                                                      ---------------
Total                                                                       2,890,248
-------------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.4%)
Black & Decker                                            1,442                41,328
Centex                                                    6,573                55,608
DR Horton                                                 6,610                61,870
Fortune Brands                                            2,420                84,071
Harman Intl Inds                                          1,400(d)             26,320
KB Home                                                   3,745(d)             51,232
Leggett & Platt                                           3,747                57,067
Lennar Cl A                                               9,116                88,333
Newell Rubbermaid                                         6,650                69,227
Pulte Homes                                               9,638(d)             85,103
Snap-On                                                   1,381                39,690
Stanley Works                                             1,891                63,991
Whirlpool                                                 1,768(d)             75,246
                                                                      ---------------
Total                                                                         799,086
-------------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (2.7%)
Clorox                                                    4,179               233,314
Colgate-Palmolive                                        11,163               789,671
Kimberly-Clark                                            9,924               520,315
Procter & Gamble                                         70,300             3,592,330
                                                                      ---------------
Total                                                                       5,135,630
-------------------------------------------------------------------------------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.2%)
AES                                                      19,747(b)            229,263
Constellation Energy Group                                5,943               157,965
Dynegy Cl A                                              12,133(b)             27,542
                                                                      ---------------
Total                                                                         414,770
-------------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (2.1%)
3M                                                       16,616               998,622
General Electric                                        250,018             2,930,211
Textron                                                   9,591                92,649
                                                                      ---------------
Total                                                                       4,021,482
-------------------------------------------------------------------------------------

INSURANCE (2.4%)
AFLAC                                                     9,644(d)            299,832
Allstate                                                 14,719               359,144
American Intl Group                                      97,396(d)            112,979
Aon                                                       7,487               283,533
Assurant                                                  1,217                29,318
Chubb                                                     9,360               373,277
Cincinnati Financial                                      5,606               125,294
Genworth Financial Cl A                                  18,070               126,309
Hartford Financial Services Group                        10,877               129,110
Lincoln Natl                                              6,140               105,669
Loews                                                     7,488               205,171
Marsh & McLennan Companies                               12,333               248,263
MBIA                                                     15,531(b,d)           67,249
MetLife                                                  17,737               532,287
Principal Financial Group                                 4,261                80,277
Progressive                                              14,390(b)            217,433
Prudential Financial                                      9,318               346,816
Torchmark                                                 3,328(d)            123,269
Travelers Companies                                      15,176               622,823
Unum Group                                                5,824(d)             92,369
XL Capital Cl A                                          12,506(c,d)          143,319
                                                                      ---------------
Total                                                                       4,623,741
-------------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL (0.4%)
Amazon.com                                                7,710(b)            645,019
Expedia                                                   2,600(b)             39,286
                                                                      ---------------
Total                                                                         684,305
-------------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (1.8%)
Akamai Technologies                                       4,060(b)             77,871
eBay                                                     23,487(b)            402,332
Google Cl A                                               5,603(b)          2,362,169
VeriSign                                                  2,521(b,d)           46,588
Yahoo!                                                   31,101(b)            487,042
                                                                      ---------------
Total                                                                       3,376,002
-------------------------------------------------------------------------------------

IT SERVICES (1.1%)
Affiliated Computer Services Cl A                         3,123(b)            138,724
Automatic Data Processing                                12,738(d)            451,434
Cognizant Technology Solutions Cl A                       5,515(b)            147,251
Computer Sciences                                         5,086(b)            225,310
Convergys                                                10,182(b)             94,489
Fidelity Natl Information Services                        4,555                90,918
Fiserv                                                    3,841(b)            175,534
MasterCard Cl A                                           1,503               251,466
Paychex                                                   8,573(d)            216,040
Total System Services                                     4,725                63,268
Western Union                                            15,236               249,870
                                                                      ---------------
Total                                                                       2,104,304
-------------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (0.1%)
Eastman Kodak                                            20,183(d)             59,742
Hasbro                                                    1,627                39,438
Mattel                                                   11,615               186,421
                                                                      ---------------
Total                                                                         285,601
-------------------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (0.4%)
Life Technologies                                         3,288(b)            137,175
Millipore                                                 1,320(b)             92,677
PerkinElmer                                               2,836                49,346
Thermo Fisher Scientific                                  8,279(b)            337,536
Waters                                                    1,270(b)             65,367
                                                                      ---------------
Total                                                                         682,101
-------------------------------------------------------------------------------------

MACHINERY (1.4%)
Caterpillar                                              14,470(d)            478,088
Cummins                                                   3,208               112,954
Danaher                                                   4,995(d)            308,391
Deere & Co                                               11,165(d)            446,041
Dover                                                     2,485                82,229
Eaton                                                     3,519(d)            156,983
Flowserve                                                 1,360                94,942
Illinois Tool Works                                      10,534               393,340
Manitowoc                                                 9,962(d)             52,400
PACCAR                                                    7,800(d)            253,578
Pall                                                      2,837                75,351
Parker Hannifin                                           3,865               166,040
                                                                      ---------------
Total                                                                       2,620,337
-------------------------------------------------------------------------------------

MEDIA (2.5%)
CBS Cl B                                                 20,069               138,877
Comcast Cl A                                             63,933(d)            926,389
DIRECTV Group                                            13,095(b,d)          323,577
Gannett                                                  14,471                51,661
Interpublic Group of Companies                           11,434(b,d)           57,742
McGraw-Hill Companies                                     5,298               159,523
Meredith                                                    887                22,663
New York Times Cl A                                      10,050(d)             55,376
News Corp Cl A                                           55,170(d)            502,599
Omnicom Group                                             5,356               169,142
Scripps Networks Interactive Cl A                         2,160                60,113
Time Warner                                              27,043(d)            681,213
Time Warner Cable                                         7,417               234,896
Viacom Cl B                                              14,713(b)            333,985
Walt Disney                                              41,158               960,217
Washington Post Cl B                                        160                56,349
                                                                      ---------------
Total                                                                       4,734,322
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
154  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

METALS & MINING (0.9%)
AK Steel Holding                                          2,690               $51,621
Alcoa                                                    19,193(d)            198,264
Allegheny Technologies                                    2,306                80,549
Freeport-McMoRan Copper & Gold                            9,056(d)            453,796
Newmont Mining                                           12,430               508,013
Nucor                                                     7,526(d)            334,380
Titanium Metals                                           2,040                18,748
United States Steel                                       4,755(d)            169,944
                                                                      ---------------
Total                                                                       1,815,315
-------------------------------------------------------------------------------------

MULTILINE RETAIL (0.8%)
Big Lots                                                  1,972(b)             41,471
Family Dollar Stores                                      5,196(d)            147,047
JC Penney                                                 5,328               152,967
Kohl's                                                    7,312(b)            312,588
Macy's                                                   10,086               118,611
Nordstrom                                                 2,089(d)             41,550
Sears Holdings                                            1,330(b,d)           88,472
Target                                                   17,278(d)            681,963
                                                                      ---------------
Total                                                                       1,584,669
-------------------------------------------------------------------------------------

MULTI-UTILITIES (1.4%)
Ameren                                                    3,138                78,105
CenterPoint Energy                                        4,527                50,159
CMS Energy                                                5,426(d)             65,546
Consolidated Edison                                       7,568(d)            283,195
Dominion Resources                                       12,755               426,271
DTE Energy                                                5,760               184,320
Integrys Energy Group                                     1,838                55,122
NiSource                                                  9,841               114,746
PG&E                                                     10,378(e)            398,930
Public Service Enterprise Group                          10,903               355,765
SCANA                                                     1,919                62,310
Sempra Energy                                             5,841(d)            289,889
TECO Energy                                               5,105                60,903
Wisconsin Energy                                          2,805               114,192
Xcel Energy                                              10,767               198,220
                                                                      ---------------
Total                                                                       2,737,673
-------------------------------------------------------------------------------------

OFFICE ELECTRONICS (0.1%)
Xerox                                                    25,800               167,184
-------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (10.5%)
Anadarko Petroleum                                       11,014(d)            499,925
Apache                                                    8,024               578,932
Cabot Oil & Gas                                           1,324                40,567
Chesapeake Energy                                        12,970(d)            257,195
Chevron                                                  47,576             3,151,909
ConocoPhillips                                           36,086             1,517,777
CONSOL Energy                                             3,054               103,714
Denbury Resources                                         5,889(b)             86,745
Devon Energy                                             10,596               577,482
El Paso                                                  11,887               109,717
EOG Resources                                             5,483               372,405
Exxon Mobil                                             117,053             8,183,174
Hess                                                      6,802               365,608
Marathon Oil                                             16,920               509,800
Massey Energy                                             2,040                39,862
Murphy Oil                                                4,565               247,971
Noble Energy                                              3,473               204,803
Occidental Petroleum                                     18,285             1,203,336
Peabody Energy                                            6,395               192,873
Pioneer Natural Resources                                 2,825                72,038
Range Resources                                           3,730               154,459
Southwestern Energy                                       7,156(b)            278,011
Spectra Energy                                           13,336               225,645
Sunoco                                                    4,071(d)             94,447
Tesoro                                                    8,711               110,891
Valero Energy                                            17,618               297,568
Williams Companies                                        9,105               142,129
XTO Energy                                               12,943               493,646
                                                                      ---------------
Total                                                                      20,112,629
-------------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.1%)
Intl Paper                                                7,975               120,661
MeadWestvaco                                              1,794                29,440
Weyerhaeuser                                              2,992(d)             91,047
                                                                      ---------------
Total                                                                         241,148
-------------------------------------------------------------------------------------

PERSONAL PRODUCTS (0.2%)
Avon Products                                             7,793               200,904
Estee Lauder Companies Cl A                               2,800                91,476
                                                                      ---------------
Total                                                                         292,380
-------------------------------------------------------------------------------------

PHARMACEUTICALS (7.5%)
Abbott Laboratories                                      35,658             1,677,352
Allergan                                                  7,380(d)            351,140
Bristol-Myers Squibb                                     49,318             1,001,649
Eli Lilly & Co                                           23,190(d)            803,302
Forest Laboratories                                       7,230(b)            181,545
Johnson & Johnson                                        64,750             3,677,800
King Pharmaceuticals                                     11,126(b)            107,143
Merck & Co                                               50,745             1,418,830
Mylan                                                     7,310(b)             95,396
Pfizer                                                  165,567(d)          2,483,505
Schering-Plough                                          38,995               979,554
Watson Pharmaceuticals                                    2,512(b)             84,629
Wyeth                                                    33,358             1,514,120
                                                                      ---------------
Total                                                                      14,375,965
-------------------------------------------------------------------------------------

PROFESSIONAL SERVICES (0.2%)
Dun & Bradstreet                                          1,754               142,443
Equifax                                                   1,648                43,013
Monster Worldwide                                         2,953(b,d)           34,875
Robert Half Intl                                          5,412(d)            127,831
                                                                      ---------------
Total                                                                         348,162
-------------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (0.9%)
Apartment Investment & Management Cl A                    2,793                24,718
AvalonBay Communities                                     1,944(d)            108,747
Boston Properties                                         2,895(d)            138,092
Equity Residential                                        6,529               145,140
HCP                                                       6,060               128,411
Health Care REIT                                          4,089               139,435
Host Hotels & Resorts                                     7,739                64,930
Kimco Realty                                              5,490                55,175
Plum Creek Timber                                         5,231(d)            155,779
ProLogis                                                 10,455                84,267
Public Storage                                            2,207               144,514
Simon Property Group                                      5,624(d)            289,243
Ventas                                                    1,821(d)             54,375
Vornado Realty Trust                                      3,464               155,981
                                                                      ---------------
Total                                                                       1,688,807
-------------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (--%)
CB Richard Ellis Group Cl A                               5,350(b)             50,076
-------------------------------------------------------------------------------------

ROAD & RAIL (0.9%)
Burlington Northern Santa Fe                              6,043               444,402
CSX                                                       8,611(d)            298,199
Norfolk Southern                                          8,886               334,736
Ryder System                                              1,337                37,329
Union Pacific                                            10,755(e)            559,905
                                                                      ---------------
Total                                                                       1,674,571
-------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.4%)
Advanced Micro Devices                                   14,590(b,d)           56,463
Altera                                                    7,129(d)            116,060
Analog Devices                                            5,394               133,663
Applied Materials                                        32,176               352,971
Broadcom Cl A                                             9,269(b,d)          229,779
Intel                                                   129,838             2,148,818
KLA-Tencor                                                2,213                55,878
Linear Technology                                         5,318(d)            124,175
LSI                                                      15,469(b)             70,539
MEMC Electronic Materials                                 5,380(b)             95,818
Microchip Technology                                      2,352(d)             53,038
Micron Technology                                        18,319(b)             92,694
Natl Semiconductor                                        6,761(d)             84,851
Novellus Systems                                          2,340(b)             39,078
NVIDIA                                                   12,878(b,d)          145,393
Teradyne                                                  4,064(b,d)           27,879
Texas Instruments                                        31,093               662,280
Xilinx                                                    6,571(d)            134,443
                                                                      ---------------
Total                                                                       4,623,820
-------------------------------------------------------------------------------------

SOFTWARE (4.2%)
Adobe Systems                                            11,054(b,d)          312,828
Autodesk                                                  5,432(b)            103,099
BMC Software                                              4,501(b)            152,089
CA                                                        9,452               164,748
Citrix Systems                                            2,270(b)             72,390
Compuware                                                 5,914(b)             40,570
Electronic Arts                                           6,239(b)            135,511
Intuit                                                    8,721(b)            245,583
McAfee                                                    4,919(b)            207,533


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT  155

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - S&P 500 Fund


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
SOFTWARE (CONT.)
Microsoft                                               179,660            $4,270,518
Novell                                                    8,284(b)             37,527
Oracle                                                   87,277             1,869,473
Salesforce.com                                            1,386(b,d)           52,904
Symantec                                                 20,049(b)            311,962
                                                                      ---------------
Total                                                                       7,976,735
-------------------------------------------------------------------------------------

SPECIALTY RETAIL (2.0%)
Abercrombie & Fitch Cl A                                  2,085(d)             52,938
AutoNation                                                6,618(b,d)          114,822
AutoZone                                                  1,204(b)            181,936
Bed Bath & Beyond                                         6,225(b)            191,419
Best Buy                                                  8,103(d)            271,369
GameStop Cl A                                             2,651(b)             58,349
Gap                                                      13,719               224,992
Home Depot                                               41,335               976,746
Limited Brands                                            3,451                41,308
Lowe's Companies                                         36,132               701,322
Office Depot                                             20,530(b)             93,617
OfficeMax                                                     1                     6
O'Reilly Automotive                                       4,153(b,d)          158,146
RadioShack                                                2,998                41,852
Sherwin-Williams                                          3,193               171,624
Staples                                                  15,250(d)            307,593
Tiffany & Co                                              1,671                42,377
TJX Companies                                             7,634               240,166
                                                                      ---------------
Total                                                                       3,870,582
-------------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (0.5%)
Coach                                                     7,840               210,739
Nike Cl B                                                 9,412               487,354
Polo Ralph Lauren                                         1,345                72,011
VF                                                        2,805               155,257
                                                                      ---------------
Total                                                                         925,361
-------------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (0.2%)
Hudson City Bancorp                                      10,145               134,827
People's United Financial                                11,978               180,149
                                                                      ---------------
Total                                                                         314,976
-------------------------------------------------------------------------------------

TOBACCO (1.8%)
Altria Group                                             51,267               840,266
Lorillard                                                 4,630               313,775
Philip Morris Intl                                       47,546             2,073,957
Reynolds American                                         4,050               156,411
                                                                      ---------------
Total                                                                       3,384,409
-------------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (0.1%)
Fastenal                                                  3,095               102,661
WW Grainger                                               1,546(d)            126,587
                                                                      ---------------
Total                                                                         229,248
-------------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (0.4%)
American Tower Cl A                                       6,920(b)            218,188
MetroPCS Communications                                   8,318(b)            110,713
Sprint Nextel                                            84,986(b,d)          408,782
                                                                      ---------------
Total                                                                         737,683
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $227,058,824)                                                     $190,268,023
-------------------------------------------------------------------------------------



MONEY MARKET FUND (0.7%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.30%               1,368,569(f)         $1,368,569
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $1,368,569)                                                         $1,368,569
-------------------------------------------------------------------------------------



INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN (10.3%)
                                                       SHARES                VALUE(a)
CASH COLLATERAL REINVESTMENT FUND
JPMorgan Prime Money Market Fund                     19,647,400           $19,647,400
-------------------------------------------------------------------------------------

TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED
  FOR SECURITIES ON LOAN
(Cost: $19,647,400)                                                       $19,647,400
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $248,074,793)                                                     $211,283,992
=====================================================================================




INVESTMENTS IN DERIVATIVES



FUTURES CONTRACTS OUTSTANDING AT JUNE 30, 2009



                                                          NUMBER OF                                  UNREALIZED
                                                          CONTRACTS      NOTIONAL     EXPIRATION    APPRECIATION
CONTRACT DESCRIPTION                                    LONG (SHORT)   MARKET VALUE      DATE      (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------
E-Mini S&P 500 Index                                         28         $1,281,700    Sept. 2009         $(23,316)



NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At June 30, 2009, the value of foreign securities represented 0.1% of net assets.

(d) At June 30, 2009, security was partially or fully on loan. See Note 7 to the financial statements.

(e) At June 30, 2009, investments in securities included securities valued at $684,094 that were partially pledged as collateral to cover initial margin deposits on open stock index futures contracts.

(f) Affiliated Money Market Fund -- See Note 9 to the financial statements. The rate shown is the seven-day current annualized yield at June 30, 2009.

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.



--------------------------------------------------------------------------------
156  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

SFAS 157 establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. When a valuation uses multiple inputs from varying levels of the hierarchy, the hierarchy level is determined based on the lowest level input or inputs that are significant to the fair value measurement in its entirety. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described in Note 2 to the financial statements -- Valuation of securities.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.


--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT  157

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - S&P 500 Fund

FAIR VALUE MEASUREMENTS (CONTINUED)




The following table is a summary of the inputs used to value the Fund's investments as of June 30, 2009:

                                                                     FAIR VALUE AT JUNE 30, 2009
                                                      ---------------------------------------------------------
                                                           LEVEL 1        LEVEL 2
                                                        QUOTED PRICES      OTHER        LEVEL 3
                                                          IN ACTIVE     SIGNIFICANT   SIGNIFICANT
                                                         MARKETS FOR     OBSERVABLE  UNOBSERVABLE
DESCRIPTION                                           IDENTICAL ASSETS     INPUTS       INPUTS         TOTAL
---------------------------------------------------------------------------------------------------------------
Equity Securities
  Common Stocks                                         $190,268,023(a)     $--           $--      $190,268,023
---------------------------------------------------------------------------------------------------------------
Total Equity Securities                                  190,268,023         --            --       190,268,023
---------------------------------------------------------------------------------------------------------------
Other
  Affiliated Money Market Fund                             1,368,569(b)      --            --         1,368,569
  Investments of Cash Collateral Received for
    Securities on Loan                                    19,647,400         --            --        19,647,400
---------------------------------------------------------------------------------------------------------------
Total Other                                               21,015,969         --            --        21,015,969
---------------------------------------------------------------------------------------------------------------
Investments in Securities                                211,283,992         --            --       211,283,992
Other Financial Instruments                                  (23,316)        --            --           (23,316)
---------------------------------------------------------------------------------------------------------------
Total                                                   $211,260,676(c)     $--           $--      $211,260,676
---------------------------------------------------------------------------------------------------------------


(a) All industry classifications are identified in the Portfolio of Investments.
(b) Money market fund that is a sweep investment for cash balances in the Fund at June 30, 2009.
(c) Other financial instruments are derivative instruments, such as futures, which are valued at the unrealized appreciation (depreciation) on the instrument.



HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.


--------------------------------------------------------------------------------
158  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS -------------------------------------------------------
RiverSource VP - Short Duration U.S. Government Fund
JUNE 30, 2009 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


BONDS (84.3%)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
U.S. GOVERNMENT OBLIGATIONS & AGENCIES (31.3%)
Federal Home Loan Mtge Corp
 10-20-10                             1.38%           $2,455,000           $2,456,340
 11-18-11                             1.75             4,410,000            4,416,033
 03-23-12                             2.13             7,620,000(l)         7,688,900
 06-13-18                             4.88             1,720,000(l)         1,854,674
Federal Natl Mtge Assn
 03-02-11                             2.00             7,940,000            7,997,708
 04-15-11                             2.13             5,500,000            5,550,991
 04-29-11                             1.15             2,162,000(e)         2,162,769
 05-18-12                             1.50             2,200,000(e)         2,191,217
 12-10-12                             2.25             5,890,000            5,867,706
 04-09-13                             3.25             2,360,000(l)         2,450,369
 07-17-13                             4.38             3,525,000            3,763,628
 01-02-14                             5.13            11,484,000           11,694,731
 02-05-14                             2.75            10,195,000           10,191,366
 11-15-30                             6.63             1,450,000            1,775,924
U.S. Treasury
 10-31-10                             1.50            14,990,000           15,156,299
 11-30-10                             1.25             1,435,000            1,445,590
 06-30-11                             1.13            36,325,000(l)        36,327,907
 01-15-12                             1.13             3,500,000(l)         3,477,579
 06-15-12                             1.88             4,510,000(l)         4,542,788
 02-15-14                             4.00             3,420,000            3,659,667
 04-30-14                             1.88             3,520,000(l)         3,415,773
 05-31-14                             2.25             1,165,000            1,149,342
 06-30-14                             2.63             1,060,000            1,063,318
 02-15-15                             4.00            10,990,000(l)        11,676,018
 02-15-26                             6.00               515,000              621,138
                                                                      ---------------
Total                                                                     152,597,775
-------------------------------------------------------------------------------------

ASSET-BACKED (4.4%)
Ameriquest Mtge Securities
 Series 2005-R6 Cl A2
 08-25-35                             0.51             1,495,191(e)         1,264,919
Asset Backed Securities Corp Home Equity
 Series 2005-HE2 Cl M1
 02-25-35                             0.76             1,750,484(e)         1,385,340
Bank of America Credit Card Trust
 Series 2008-A5 Cl A5
 12-16-13                             1.52             1,275,000(e)         1,271,567
Capital Auto Receivables Asset Trust
 Series 2006-SN1A Cl A4B
 03-20-10                             0.43               233,647(d,e)         233,647
Countrywide Asset-Backed Ctfs
 Series 2005-SD1 Cl A1C
 05-25-35                             0.70             2,502,483(d)         2,259,941
Credit-Based Asset Servicing and Securitization LLC
 Series 2007-CB4 Cl A1A
 04-25-37                             0.40             2,212,218(e)         1,570,395
Deutsche Mtge Securities
 Collateralized Mtge Obligation
 Series 2009-RS2 Cl 4A1
 04-26-37                             0.42             2,829,342(d,h)       2,440,306
First Franklin Mtge Loan Asset-backed Ctfs
 Series 2005-FFH3 Cl 2A3
 09-25-35                             0.72               728,010(e)           670,910
First Franklin Mtge Loan Asset-backed Ctfs
 Series 2006-FF18 Cl A2A
 12-25-37                             0.38               933,411(e)           882,188
Franklin Auto Trust
 Series 2004-2 Cl A4 (MBIA)
 08-15-12                             3.93             1,208,838(k)         1,187,939
NovaStar Home Equity Loan
 Series 2006-4 Cl A2A (MGIC)
 09-25-36                             0.35               867,611(k,e)         827,093
Novistar Home Equity Loan
 Series 2007-2 Cl A2A
 09-25-37                             0.40             1,583,313(e)         1,333,245
Residential Asset Mtge Products
 Series 2006 RS4 Cl A2
 07-25-36                             0.42             1,284,001            1,177,612
Residential Asset Securities
 Series 2007-KS3 Cl AI2
 04-25-37                             0.49             2,200,000(e)         1,200,832
Small Business Administration Participation Ctfs
 Series 2001-20H Cl 1
 08-01-21                             6.34               206,562              221,486
Small Business Administration
 Series 2001-10B Cl 1
 09-10-11                             5.89               120,985              126,111
Structured Asset Investment Loan Trust
 Series 2005-9 Cl A5
 11-25-35                             0.54             2,300,429(e)         1,903,111
Structured Asset Securities Corp
 Collateralized Mtge Obligation
 Series 2006-NC1 Cl A6
 05-25-36                             0.36             1,397,709(h)         1,301,081
                                                                      ---------------
Total                                                                      21,257,723
-------------------------------------------------------------------------------------

COMMERCIAL MORTGAGE-BACKED (1.6%)(f)
Citigroup Commercial Mtge Trust
 Series 2005-C3 Cl A1
 05-15-43                             4.39             1,338,969            1,340,412
Federal Home Loan Mge Corp
 Multifamily Structrued Pass-Through Ctfs
 Series K003 Cl A1
 07-25-13                             2.23             3,500,000            3,500,850
Federal Home Loan Mtge Corp
 Multifamily Structured Pass-Through Ctfs
 Series K001 Cl A2
 04-25-16                             5.65             2,445,330            2,656,337
Federal Natl Mtge Assn #381990
 10-01-09                             7.11               446,455              446,150
                                                                      ---------------
Total                                                                       7,943,749
-------------------------------------------------------------------------------------

MORTGAGE-BACKED (41.7%)(f,m)
Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2007-1 Cl 3A21
 03-25-37                             6.18               824,681(h)           470,975
American Home Mtge Assets
 Collateralized Mtge Obligation
 Series 2007-2 Cl A2A
 03-25-47                             0.48             1,666,877(h)           389,575
Citigroup Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2006-AR9 Cl 1A1
 11-25-36                             0.38               332,839(e)           280,948
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-6CB Cl 1A1
 04-25-35                             7.50               567,723              367,648
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2007-8CB Cl A13
 05-25-37                            42.96               711,962(i)            65,144
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-OA11 Cl A3B1
 09-25-46                             0.49             1,554,316(e)         1,079,561
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2007-OA9 Cl A2
 06-25-47                             0.66             3,276,163(e)           784,970
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2007-OH3 Cl A3
 09-25-47                             0.81             2,206,545(e)           235,945
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2005-R2 Cl 2A1
 06-25-35                             7.00             1,331,607(d)         1,063,673
Federal Home Loan Mtge Corp
 07-01-39                             4.50             2,500,000(b)         2,488,280
 07-01-39                             5.50             3,000,000(b)         3,096,564
Federal Home Loan Mtge Corp # A85038
 03-01-39                             5.00               593,816              604,742
Federal Home Loan Mtge Corp # G05186
 02-01-39                             5.00                29,935               30,489
Federal Home Loan Mtge Corp #1G0847
 07-01-35                             4.71             3,871,881(h)         3,951,327


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT  159

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Short Duration U.S. Government Fund


BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
MORTGAGE-BACKED (CONT.)
Federal Home Loan Mtge Corp #1G2598
 01-01-37                             6.09%           $1,141,924(h)        $1,203,412
Federal Home Loan Mtge Corp #1J0614
 09-01-37                             5.68             1,663,858(h)         1,737,084
Federal Home Loan Mtge Corp #1J1621
 05-01-37                             5.87             2,896,348(h)         3,042,625
Federal Home Loan Mtge Corp #A18107
 01-01-34                             5.50             1,510,386            1,565,831
Federal Home Loan Mtge Corp #A82811
 11-01-38                             5.00               496,893              506,085
Federal Home Loan Mtge Corp #A83261
 11-01-38                             5.00               423,401              431,234
Federal Home Loan Mtge Corp #A84206
 01-01-38                             5.00               427,198              436,192
Federal Home Loan Mtge Corp #A84849
 03-01-39                             5.00             4,381,022            4,462,064
Federal Home Loan Mtge Corp #B16408
 09-01-19                             5.50               882,475              928,474
Federal Home Loan Mtge Corp #C73304
 11-01-32                             7.00               364,443              394,618
Federal Home Loan Mtge Corp #D95319
 03-01-22                             6.00                91,260               96,295
Federal Home Loan Mtge Corp #E00489
 06-01-12                             7.00                 2,867                3,021
Federal Home Loan Mtge Corp #E81240
 06-01-15                             7.50               576,271              613,859
Federal Home Loan Mtge Corp #E92454
 11-01-17                             5.00               463,991              486,147
Federal Home Loan Mtge Corp #E95188
 03-01-18                             6.00               292,326              309,230
Federal Home Loan Mtge Corp #G04690
 09-01-38                             5.00               460,825              469,350
Federal Home Loan Mtge Corp #G04710
 09-01-38                             6.00             5,854,262            6,116,574
Federal Home Loan Mtge Corp #G05255
 12-01-38                             5.00               461,332              469,866
Federal Home Loan Mtge Corp #G10669
 03-01-12                             7.50               145,679              154,614
Federal Home Loan Mtge Corp #G11243
 04-01-17                             6.50               765,103              812,427
Federal Home Loan Mtge Corp #G12100
 11-01-13                             5.00                48,230               49,619
Federal Home Loan Mtge Corp #H01724
 09-01-37                             6.00             2,655,473            2,768,226
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 2639 Cl UI
 03-15-22                            18.43             1,734,332(i)           180,152
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 2795 Cl IY
 07-15-17                            82.15               509,828(i)            19,309
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Series 2617 Cl HD
 06-15-16                             7.00               628,719              665,173
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Series 2843 Cl BA
 01-15-18                             5.00               641,474              664,867
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Series 3346 Cl FA
 02-15-19                             0.55             4,714,689(e)         4,625,031
Federal Natl Mtge Assn
 07-01-24                             4.50             2,625,000(b)         2,677,500
 07-01-24                             5.00               500,000(b)           517,344
 07-01-24                             5.50             2,225,000(b)         2,327,906
 07-01-39                             4.50             5,000,000(b)         4,989,060
 07-01-39                             6.00             6,000,000(b)         6,270,000
Federal Natl Mtge Assn #190353
 08-01-34                             5.00             2,115,365            2,162,547
Federal Natl Mtge Assn #252211
 01-01-29                             6.00                74,235               78,505
Federal Natl Mtge Assn #252409
 03-01-29                             6.50               850,945              917,241
Federal Natl Mtge Assn #254384
 06-01-17                             7.00               179,619              191,975
Federal Natl Mtge Assn #254723
 05-01-23                             5.50             2,349,442            2,445,370
Federal Natl Mtge Assn #254757
 05-01-13                             5.00               407,987              420,450
Federal Natl Mtge Assn #255501
 09-01-14                             6.00               475,033              499,000
Federal Natl Mtge Assn #313470
 08-01-10                             7.50                44,450               45,066
Federal Natl Mtge Assn #323133
 04-01-13                             5.50                20,624               21,764
Federal Natl Mtge Assn #357324
 01-01-33                             5.00             2,465,532            2,526,842
Federal Natl Mtge Assn #357485
 02-01-34                             5.50             3,105,172(n)         3,222,071
Federal Natl Mtge Assn #507182
 07-01-14                             6.00                43,092               45,836
Federal Natl Mtge Assn #512232
 05-01-29                             7.00                26,663               29,277
Federal Natl Mtge Assn #535168
 12-01-14                             5.50                71,282               75,220
Federal Natl Mtge Assn #545818
 07-01-17                             6.00               708,602              750,113
Federal Natl Mtge Assn #545864
 08-01-17                             5.50             1,031,841            1,087,166
Federal Natl Mtge Assn #545910
 08-01-17                             6.00               866,163(n)           916,893
Federal Natl Mtge Assn #555063
 11-01-17                             5.50             1,290,652            1,360,588
Federal Natl Mtge Assn #555343
 08-01-17                             6.00               339,656              361,925
Federal Natl Mtge Assn #555367
 03-01-33                             6.00             1,895,816            1,998,938
Federal Natl Mtge Assn #555375
 04-01-33                             6.00               100,816              107,083
Federal Natl Mtge Assn #602630
 10-01-31                             7.00               121,627              133,249
Federal Natl Mtge Assn #606789
 10-01-31                             7.00             1,113,373            1,219,754
Federal Natl Mtge Assn #626720
 01-01-17                             6.00               245,670              261,930
Federal Natl Mtge Assn #630992
 09-01-31                             7.00               670,915(n)           748,306
Federal Natl Mtge Assn #630993
 09-01-31                             7.50               639,515              697,639
Federal Natl Mtge Assn #633672
 06-01-17                             6.00               200,174              213,564
Federal Natl Mtge Assn #636720
 05-01-17                             5.50                65,866               69,608
Federal Natl Mtge Assn #638210
 05-01-32                             6.50                73,194               79,202
Federal Natl Mtge Assn #648040
 06-01-32                             6.50               491,527              528,094
Federal Natl Mtge Assn #648349
 06-01-17                             6.00               691,348(n)           731,978
Federal Natl Mtge Assn #648679
 07-01-32                             6.00             1,703,227            1,795,874
Federal Natl Mtge Assn #656562
 02-01-33                             7.00               159,231              175,709
Federal Natl Mtge Assn #665752
 09-01-32                             6.50               420,960              452,277
Federal Natl Mtge Assn #668412
 02-01-18                             5.50               359,164              378,229
Federal Natl Mtge Assn #670387
 08-01-32                             7.00                11,619               12,732
Federal Natl Mtge Assn #671054
 01-01-33                             7.00                20,742               22,704
Federal Natl Mtge Assn #671174
 02-01-33                             4.66               353,302(h)           361,327
Federal Natl Mtge Assn #675692
 02-01-18                             6.00               361,555              385,260
Federal Natl Mtge Assn #678940
 02-01-18                             5.50               557,090              587,373
Federal Natl Mtge Assn #684588
 03-01-33                             6.50               202,397              218,460
Federal Natl Mtge Assn #688181
 03-01-33                             6.00               888,101              936,409
Federal Natl Mtge Assn #695838
 04-01-18                             5.50               167,514              176,571
Federal Natl Mtge Assn #701937
 04-01-33                             6.00               140,445              147,909
Federal Natl Mtge Assn #704610
 06-01-33                             5.50             2,521,602            2,616,531
Federal Natl Mtge Assn #705655
 05-01-33                             5.00             1,200,048            1,227,752
Federal Natl Mtge Assn #722325
 07-01-33                             4.96               554,849(h)           575,563


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
160  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #723448
 07-01-13                             5.00%             $487,679             $503,195
Federal Natl Mtge Assn #725232
 03-01-34                             5.00             2,743,221            2,806,551
Federal Natl Mtge Assn #725424
 04-01-34                             5.50             4,277,401            4,438,430
Federal Natl Mtge Assn #725425
 04-01-34                             5.50             2,791,887            2,893,262
Federal Natl Mtge Assn #725431
 08-01-15                             5.50             1,009,177            1,064,934
Federal Natl Mtge Assn #725558
 06-01-34                             4.59             1,103,350(h)         1,135,156
Federal Natl Mtge Assn #725773
 09-01-34                             5.50             3,289,728            3,411,518
Federal Natl Mtge Assn #735212
 12-01-34                             5.00             3,233,465(n)         3,305,586
Federal Natl Mtge Assn #735578
 06-01-35                             5.00             4,448,697            4,545,143
Federal Natl Mtge Assn #735841
 11-01-19                             4.50             1,517,993            1,572,483
Federal Natl Mtge Assn #740843
 11-01-18                             5.00                94,299               98,162
Federal Natl Mtge Assn #744010
 07-01-13                             5.00               645,213              665,097
Federal Natl Mtge Assn #747536
 11-01-33                             5.00             1,607,439            1,644,548
Federal Natl Mtge Assn #754297
 12-01-33                             4.75               177,640(h)           184,005
Federal Natl Mtge Assn #755891
 03-01-13                             5.00               129,240              132,803
Federal Natl Mtge Assn #791447
 10-01-34                             6.00               493,445              518,898
Federal Natl Mtge Assn #797044
 07-01-34                             5.50             2,730,677            2,831,770
Federal Natl Mtge Assn #799769
 11-01-34                             5.03               720,411(h)           744,148
Federal Natl Mtge Assn #801344
 10-01-34                             5.08               767,403(h)           790,079
Federal Natl Mtge Assn #815463
 02-01-35                             5.50               479,220              496,962
Federal Natl Mtge Assn #822083
 07-01-35                             5.00             2,246,791            2,295,501
Federal Natl Mtge Assn #831809
 09-01-36                             6.00             4,539,863            4,755,595
Federal Natl Mtge Assn #849082
 01-01-36                             5.83             1,076,741(h)         1,131,588
Federal Natl Mtge Assn #849170
 01-01-36                             5.94             1,718,043(h)         1,805,556
Federal Natl Mtge Assn #885827
 06-01-36                             6.50             1,556,940            1,667,002
Federal Natl Mtge Assn #885871
 06-01-36                             7.00             1,373,138            1,501,651
Federal Natl Mtge Assn #887648
 07-01-36                             5.93             2,083,025(h)         2,187,894
Federal Natl Mtge Assn #888414
 11-01-35                             5.00               762,442              778,971
Federal Natl Mtge Assn #902818
 11-01-36                             5.91             1,041,534(h)         1,087,559
Federal Natl Mtge Assn #965748
 02-01-23                             5.50             4,931,173            5,167,129
Federal Natl Mtge Assn #988113
 08-01-23                             5.50             3,505,100            3,672,819
Federal Natl Mtge Assn #988961
 08-01-23                             5.50             3,380,591            3,542,352
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2003-26 Cl MI
 03-25-23                            27.06               436,561(i)            52,658
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2003-63 Cl IP
 07-25-33                            13.92             1,847,611(i)           259,609
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2003-71 Cl IM
 12-25-31                            25.37               403,941(i)            42,223
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2004-84 Cl GI
 12-25-22                            27.35               284,008(i)            21,673
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Series 2003-W11 Cl A1
 06-25-33                             5.33                11,498(h)            11,509
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Series 2004-60 Cl PA
 04-25-34                             5.50             1,441,303            1,510,423
Govt Natl Mtge Assn
 07-01-39                             4.50             9,000,000(b)         8,983,126
 07-01-39                             5.50             3,000,000(b)         3,089,070
Govt Natl Mtge Assn #3501
 01-20-34                             6.00             4,783,426            4,980,971
Govt Natl Mtge Assn #498182
 05-15-16                             6.00               469,873              503,176
Govt Natl Mtge Assn #605970
 03-15-33                             6.00               263,307              276,585
Govt Natl Mtge Assn #615738
 03-15-18                             7.00               560,400              599,812
Govt Natl Mtge Assn #615740
 08-15-13                             6.00               908,758              971,462
Govt Natl Mtge Assn #673270
 11-15-38                             6.00               573,690              598,318
Govt Natl Mtge Assn #682999
 12-15-38                             6.00                34,511               35,993
Govt Natl Mtge Assn #687917
 09-15-38                             6.00             1,660,149            1,731,419
Govt Natl Mtge Assn #688023
 10-15-38                             6.00               789,686              823,587
Govt Natl Mtge Assn #688099
 11-15-38                             6.00                99,304              103,567
Govt Natl Mtge Assn #689539
 01-15-39                             6.00               870,735              908,116
Govt Natl Mtge Assn #691353
 09-15-38                             6.00                84,565               88,196
Govt Natl Mtge Assn #694458
 10-15-38                             6.00               779,851              813,330
Govt Natl Mtge Assn #694649
 09-15-38                             6.00                76,441               79,723
Govt Natl Mtge Assn #695739
 11-15-38                             6.00               927,918              967,753
Govt Natl Mtge Assn #695792
 11-15-38                             6.00               499,530              520,975
Govt Natl Mtge Assn #697709
 12-15-38                             6.00                89,128               92,955
Govt Natl Mtge Assn #701511
 12-15-38                             6.00               614,979              641,380
Govt Natl Mtge Assn #705343
 12-15-38                             6.00               291,144              303,643
Govt Natl Mtge Assn #780758
 04-15-13                             7.00                73,983               78,994
Govt Natl Mtge Assn #781507
 09-15-14                             6.00               402,003              422,627
Govt Natl Mtge Assn #782436
 10-15-38                             6.00               614,618              639,913
Govt Natl Mtge Assn
 Collateralized Mtge Obligation
 Series 2003-17 Cl B
 10-16-27                             5.00               125,000              130,248
Govt Natl Mtge Assn
 Collateralized Mtge Obligation
 Series 2004-19 Cl DJ
 03-20-34                             4.50               596,030              612,120
Harborview Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2004-4 Cl 3A
 06-19-34                             1.07                79,428(h)            36,079
Harborview Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2005-12 Cl 2A11
 10-19-35                             3.34             1,278,548(h)           574,771
Harborview Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2006-8 Cl 2A1B
 08-21-36                             0.57               621,914(h)           128,274
IndyMac Index Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2006-AR13 Cl A1
 07-25-36                             5.96             1,750,160(h)         1,116,693
Lehman XS Trust
 Series 2006-16N Cl A1B
 11-25-46                             0.43               856,166(e)           686,009


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT  161

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Short Duration U.S. Government Fund

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
MORTGAGE-BACKED (CONT.)
Morgan Stanley Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2004-2AR Cl 3A
 02-25-34                             4.97%             $927,513(h)          $836,006
Morgan Stanley Mtge Loan Trust
 Series 2006-13AX Cl A1
 10-25-36                             0.40               951,437(e)           756,445
Residential Accredit Loans
 Collateralized Mtge Obligation
 Series 2002-QS14 Cl A12
 09-25-32                             5.50             3,677,398            3,033,375
Structured Adjustable Rate Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2006-5 Cl 4A1
 06-25-36                             5.90             1,432,469(h)           782,149
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2005-14 Cl 2A1
 12-25-35                             5.50             2,694,636            2,250,127
                                                                      ---------------
Total                                                                     203,392,333
-------------------------------------------------------------------------------------

ELECTRIC (0.7%)
FirstEnergy
 Sr Unsecured Series B
 11-15-11                             6.45               925,000              968,771
NiSource Finance
 11-15-10                             7.88             2,500,000            2,582,223
                                                                      ---------------
Total                                                                       3,550,994
-------------------------------------------------------------------------------------

GAS PIPELINES (1.3%)
CenterPoint Energy Resources
 Sr Unsecured
 02-15-11                             7.75             1,480,000            1,568,594
Northern Natural Gas
 Sr Unsecured
 06-01-11                             7.00             1,275,000(d)         1,384,134
Transcontinental Gas Pipe Line LLC
 Sr Unsecured Series B
 08-15-11                             7.00             3,405,000            3,593,770
                                                                      ---------------
Total                                                                       6,546,498
-------------------------------------------------------------------------------------

INDEPENDENT ENERGY (0.9%)
Anadarko Finance
 Series B
 05-01-11                             6.75             2,500,000(c)         2,602,000
Devon Financing
 09-30-11                             6.88             1,430,000(c)         1,553,110
                                                                      ---------------
Total                                                                       4,155,110
-------------------------------------------------------------------------------------

MEDIA CABLE (0.2%)
Comcast
 03-15-11                             5.50             1,000,000            1,045,701
-------------------------------------------------------------------------------------

RAILROADS (0.2%)
CSX
 Sr Unsecured
 03-15-11                             6.75               740,000              776,821
-------------------------------------------------------------------------------------

WIRELINES (2.0%)
AT&T
 Sr Unsecured
 03-15-11                             6.25             2,500,000            2,649,050
Telefonica Emisiones SAU
 06-20-11                             5.98               740,000(c)           779,156
Telefonica Europe
 09-15-10                             7.75               740,000(c)           780,608
TELUS
 Sr Unsecured
 06-01-11                             8.00             2,480,000(c)         2,661,710
Verizon Pennsylvania
 Sr Unsecured Series A
 11-15-11                             5.65             2,590,000            2,735,042
                                                                      ---------------
Total                                                                       9,605,566
-------------------------------------------------------------------------------------
TOTAL BONDS
(Cost: $414,863,899)                                                     $410,872,270
-------------------------------------------------------------------------------------

FDIC-INSURED DEBT (5.9%)(g)
Bank of America
 FDIC Govt Guaranty
 04-30-12                             2.10             4,280,000(l)         4,286,523
General Electric Capital
 FDIC Govt Guaranty
 03-11-11                             1.80             6,555,000            6,618,334
General Electric Capital
 FDIC Govt Guaranty
 12-28-12                             2.63             5,350,000            5,401,495
Goldman Sachs Group
 FDIC Govt Guaranty
 07-15-11                             1.63             5,000,000            5,027,180
JPMorgan Chase & Co
 FDIC Govt Guaranty
 02-23-11                             1.65             1,765,000            1,781,007
Morgan Stanley
 FDIC Govt Guaranty
 02-10-12                             1.24             5,490,000            5,550,571
-------------------------------------------------------------------------------------
TOTAL FDIC-INSURED DEBT
(Cost: $28,424,862)                                                       $28,665,110
-------------------------------------------------------------------------------------



SHORT-TERM SECURITIES (11.0%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)
U.S. GOVERNMENT AGENCIES
Federal Home Loan Bank Disc Nts
 07-01-09                             0.01%          $13,400,000          $13,399,996
Federal Home Loan Mtge Corp Disc Nts
 08-10-09                             0.13            20,000,000           19,997,039
Federal Natl Mtge Assn Disc Nts
 07-13-09                             0.15            20,000,000           19,998,917
-------------------------------------------------------------------------------------
TOTAL SHORT-TERM SECURITIES
(Cost: $53,396,111)                                                       $53,395,952
-------------------------------------------------------------------------------------





MONEY MARKET FUND (5.1%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.30%              24,786,609(j)        $24,786,609
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $24,786,609)                                                       $24,786,609
-------------------------------------------------------------------------------------



INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN (11.1%)
                                                       SHARES                VALUE(a)
CASH COLLATERAL REINVESTMENT FUND
JPMorgan Prime Money Market Fund                     54,107,755           $54,107,755
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $54,107,755)                                                       $54,107,755
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $575,579,236)(o)                                                  $571,827,696
=====================================================================================





See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
162  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


INVESTMENTS IN DERIVATIVES


FUTURES CONTRACTS OUTSTANDING AT JUNE 30, 2009



                                                          NUMBER OF                                  UNREALIZED
                                                          CONTRACTS      NOTIONAL     EXPIRATION    APPRECIATION
CONTRACT DESCRIPTION                                    LONG (SHORT)   MARKET VALUE      DATE      (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------
U.S. Long Bond, 30-year                                        8           $946,875   Sept. 2009           $8,613
U.S. Treasury Note, 2-year                                   409         88,433,469    Oct. 2009         (248,623)
U.S. Treasury Note, 5-year                                  (194)       (22,255,437)   Oct. 2009           (7,303)
U.S. Treasury Note, 10-year                                  (77)        (8,952,454)  Sept. 2009         (114,439)
-----------------------------------------------------------------------------------------------------------------
Total                                                                                                   $(361,752)
-----------------------------------------------------------------------------------------------------------------




NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b) At June 30, 2009, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $34,124,165. See Note 2 to the financial statements.

(c) Foreign security values are stated in U.S. dollars. At June 30, 2009, the value of foreign securities represented 1.7% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Trustees. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2009, the value of these securities amounted to $7,381,701 or 1.5% of net assets.

(e) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on June 30, 2009.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) This debt is guaranteed under the FDIC's Temporary Liquidity Guarantee Program (TLGP) and is backed by the full faith and credit of the United States.

(h) Adjustable rate security; interest rate varies to reflect current market conditions; rate shown is the effective rate on June 30, 2009.

(i) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only security is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. The interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at June 30, 2009.

(j) Affiliated Money Market Fund -- See Note 9 to the financial statements. The rate shown is the seven-day current annualized yield at June 30, 2009.

(k) The following abbreviations are used in the portfolio security descriptions to identify the insurer of the issue:

     MBIA  --   MBIA Insurance Corporation
     MGIC  --   Mortgage Guaranty Insurance Corporation


(l) At June 30, 2009, security was partially or fully on loan. See Note 7 to the financial statements.

(m) Represents comparable securities held to satisfy future delivery requirements of the following open forward sale commitments at June 30, 2009:

                                                        PRINCIPAL    SETTLEMENT     PROCEEDS
     SECURITY                                             AMOUNT        DATE       RECEIVABLE       VALUE
     -------------------------------------------------------------------------------------------------------
     Federal Natl Mtge Assn
     07-01-39 5.00%                                    $19,000,000    07-13-09    $19,253,047    $19,344,375
     07-01-39 5.50                                       9,000,000    07-13-09      9,253,125      9,289,692




--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT  163

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Short Duration U.S. Government Fund


NOTES TO PORTFOLIO OF INVESTMENTS (CONTINUED)




(n) At June 30, 2009, investments in securities included securities valued at $592,190 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(o) At June 30, 2009, the cost of securities for federal income tax purposes was approximately $575,579,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                      $8,428,000
     Unrealized depreciation                                                     (12,179,000)
     ---------------------------------------------------------------------------------------
     Net unrealized depreciation                                                 $(3,751,000)
     ---------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
164  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

SFAS 157 establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. When a valuation uses multiple inputs from varying levels of the hierarchy, the hierarchy level is determined based on the lowest level input or inputs that are significant to the fair value measurement in its entirety. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of NYSE or require adjustment, as described in Note 2 to the financial statements -- Valuation of securities.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.


--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT  165

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Short Duration U.S. Government Fund

FAIR VALUE MEASUREMENTS (CONTINUED)




The following table is a summary of the inputs used to value the Fund's investments as of June 30, 2009:

                                                                     FAIR VALUE AT JUNE 30, 2009
                                                     ----------------------------------------------------------
                                                          LEVEL 1         LEVEL 2
                                                       QUOTED PRICES       OTHER        LEVEL 3
                                                         IN ACTIVE      SIGNIFICANT   SIGNIFICANT
                                                        MARKETS FOR     OBSERVABLE   UNOBSERVABLE
DESCRIPTION                                          IDENTICAL ASSETS     INPUTS        INPUTS         TOTAL
---------------------------------------------------------------------------------------------------------------
Bonds
  U.S. Government Obligations & Agencies               $102,534,335    $103,459,392          $--   $205,993,727
  Corporate Debt Securities                                      --      25,680,690           --     25,680,690
  Asset-Backed Securities                                        --      18,817,416    2,440,307     21,257,723
  Residential Mortgage-Backed Securities                         --     198,938,552    1,836,005    200,774,557
  Commercial Mortgage-Backed Securities                          --       7,060,674    3,500,851     10,561,525
---------------------------------------------------------------------------------------------------------------
Total Bonds                                             102,534,335     353,956,724    7,777,163    464,268,222
---------------------------------------------------------------------------------------------------------------
Other
  Affiliated Money Market Fund                           24,786,609(a)           --           --     24,786,609
  FDIC-Insured Debt Securities                                   --      28,665,110           --     28,665,110
  Investments of Cash Collateral Received for
    Securities on Loan                                   54,107,755              --           --     54,107,755
---------------------------------------------------------------------------------------------------------------
Total Other                                              78,894,364      28,665,110           --    107,559,474
---------------------------------------------------------------------------------------------------------------
Investments in Securities                               181,428,699     382,621,834    7,777,163    571,827,696
Other Financial Instruments                                (361,752)(b)                                (361,752)
---------------------------------------------------------------------------------------------------------------
Total                                                  $181,066,947    $382,621,834   $7,777,163   $571,465,944
---------------------------------------------------------------------------------------------------------------


(a) Money market fund that is a sweep investment for cash balances in the Fund at June 30, 2009.
(b) Other financial instruments are derivative instruments, such as futures which are valued at the unrealized appreciation (depreciation) on the instrument.

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

                                                                        RESIDENTIAL    COMMERCIAL
                                                            ASSET-       MORTGAGE-      MORTGAGE-
                                                            BACKED         BACKED        BACKED
                                                          SECURITIES     SECURITIES    SECURITIES       TOTAL
----------------------------------------------------------------------------------------------------------------
Balance as of Dec. 31, 2008                                 $998,657    $11,107,579           $--    $12,106,236
  Accrued discounts/premiums                                   8,995         44,471            --         53,466
  Realized gain (loss)                                            --     (4,456,176)           --     (4,456,176)
  Change in unrealized appreciation (depreciation)           208,045      6,029,008           879      6,237,932
  Net purchases (sales)                                    2,425,442     (8,928,513)    3,499,972     (3,003,099)
  Transfers in and/or out of Level 3                      (1,200,832)    (1,960,364)           --     (3,161,196)
----------------------------------------------------------------------------------------------------------------
Balance as of June 30, 2009                               $2,440,307     $1,836,005    $3,500,851     $7,777,163
----------------------------------------------------------------------------------------------------------------





HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.


--------------------------------------------------------------------------------
166  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS -------------------------------------------------------
Seligman VP - Growth Fund
JUNE 30, 2009 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


COMMON STOCKS (98.5%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (3.2%)
Boeing                                                   34,402(f)         $1,462,085
Honeywell Intl                                           61,640             1,935,496
ITT                                                      49,200             2,189,400
Lockheed Martin                                          43,400             3,500,210
                                                                      ---------------
Total                                                                       9,087,191
-------------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS (0.6%)
United Parcel Service Cl B                               31,400(f)          1,569,686
-------------------------------------------------------------------------------------

BEVERAGES (1.1%)
PepsiCo                                                  57,589             3,165,091
-------------------------------------------------------------------------------------

BIOTECHNOLOGY (4.2%)
Amgen                                                    35,107(b)          1,858,565
Biogen Idec                                              29,900(b)          1,349,985
Celgene                                                  59,461(b,f)        2,844,614
Gilead Sciences                                          96,439(b)          4,517,203
Vertex Pharmaceuticals                                   45,600(b)          1,625,184
                                                                      ---------------
Total                                                                      12,195,551
-------------------------------------------------------------------------------------

CAPITAL MARKETS (--%)
Lehman Brothers Holdings                                 78,489(d)              3,548
-------------------------------------------------------------------------------------

CHEMICALS (3.1%)
Monsanto                                                 50,103(f)          3,724,657
Potash Corp of Saskatchewan                              56,442(c)          5,251,928
                                                                      ---------------
Total                                                                       8,976,585
-------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (5.5%)
Cisco Systems                                           281,048(b)          5,238,735
QUALCOMM                                                236,097            10,671,584
                                                                      ---------------
Total                                                                      15,910,319
-------------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (10.4%)
Apple                                                    74,761(b)         10,648,209
Hewlett-Packard                                         371,644            14,364,041
IBM                                                      45,985(f)          4,801,754
                                                                      ---------------
Total                                                                      29,814,004
-------------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.4%)
Fluor                                                    22,462             1,152,076
-------------------------------------------------------------------------------------

CONSUMER FINANCE (1.8%)
Capital One Financial                                   122,391(f)          2,677,915
Discover Financial Services                             256,660             2,635,898
                                                                      ---------------
Total                                                                       5,313,813
-------------------------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (3.6%)
Apollo Group Cl A                                        55,600(b)          3,954,272
Coinstar                                                235,330(b,f)        6,283,311
                                                                      ---------------
Total                                                                      10,237,583
-------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (1.4%)
Bank of America                                         104,782             1,383,122
CME Group                                                 4,998             1,554,928
Interactive Brokers Group Cl A                           74,452(b)          1,156,240
                                                                      ---------------
Total                                                                       4,094,290
-------------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (1.0%)
Qwest Communications Intl                               683,162(f)          2,835,122
-------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.6%)
ABB ADR                                                 116,200(c,f)        1,833,636
-------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (4.1%)
Natl Oilwell Varco                                       43,637(b)          1,425,184
Transocean                                               84,412(b,c)        6,270,968
Weatherford Intl                                        202,521(b)          3,961,311
                                                                      ---------------
Total                                                                      11,657,463
-------------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (3.2%)
CVS Caremark                                            289,842             9,237,265
-------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (2.5%)
Alcon                                                    34,623(c)          4,020,422
Baxter Intl                                              24,381             1,291,218
Boston Scientific                                       185,320(b,f)        1,879,145
                                                                      ---------------
Total                                                                       7,190,785
-------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (2.7%)
AmerisourceBergen                                        78,400             1,390,816
Community Health Systems                                103,729(b,f)        2,619,157
WellPoint                                                73,351(b)          3,732,833
                                                                      ---------------
Total                                                                       7,742,806
-------------------------------------------------------------------------------------

HEALTH CARE TECHNOLOGY (0.5%)
Cerner                                                   25,243(b,f)        1,572,386
-------------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (3.0%)
McDonald's                                              149,500(f)          8,594,755
-------------------------------------------------------------------------------------

HOUSEHOLD DURABLES (1.1%)
NVR                                                       6,100(b)          3,064,579
-------------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (0.3%)
3M                                                       13,100(f)            787,310
-------------------------------------------------------------------------------------

INSURANCE (3.0%)
AFLAC                                                    66,372             2,063,505
Principal Financial Group                                69,475             1,308,909
Prudential Financial                                    140,315             5,222,525
                                                                      ---------------
Total                                                                       8,594,939
-------------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (2.1%)
Google Cl A                                              14,372(b)          6,059,091
-------------------------------------------------------------------------------------

IT SERVICES (1.5%)
MasterCard Cl A                                          25,438             4,256,032
-------------------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (0.6%)
Illumina                                                 45,000(b,f)        1,752,300
-------------------------------------------------------------------------------------

MACHINERY (1.6%)
Deere & Co                                               79,333(f)          3,169,353
Joy Global                                               40,900(f)          1,460,948
                                                                      ---------------
Total                                                                       4,630,301
-------------------------------------------------------------------------------------

MEDIA (3.4%)
Comcast Cl A                                            208,302             3,018,296
Time Warner Cable                                        62,399(f)          1,976,176
Virgin Media                                            514,712(e)          4,812,558
                                                                      ---------------
Total                                                                       9,807,030
-------------------------------------------------------------------------------------

METALS & MINING (2.6%)
Barrick Gold                                            109,500(c)          3,673,725
Lihir Gold                                              702,657(b,c)        1,644,578
United States Steel                                      60,900(f)          2,176,566
                                                                      ---------------
Total                                                                       7,494,869
-------------------------------------------------------------------------------------

MULTILINE RETAIL (3.1%)
Kohl's                                                   51,927(b)          2,219,879
Target                                                  172,613(f)          6,813,035
                                                                      ---------------
Total                                                                       9,032,914
-------------------------------------------------------------------------------------

MULTI-UTILITIES (0.5%)
Public Service Enterprise Group                          42,400             1,383,512
-------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (3.3%)
Apache                                                   55,269             3,987,658
Kinder Morgan Management LLC                              1,381(b)                  1
Noble Energy                                             93,469             5,511,867
                                                                      ---------------
Total                                                                       9,499,526
-------------------------------------------------------------------------------------

PERSONAL PRODUCTS (0.2%)
Mead Johnson Nutrition Cl A                              22,012(b,f)          699,321
-------------------------------------------------------------------------------------

PHARMACEUTICALS (1.4%)
Abbott Laboratories                                      54,900             2,582,496
Mylan                                                   110,116(b,f)        1,437,014
                                                                      ---------------
Total                                                                       4,019,510
-------------------------------------------------------------------------------------

PROFESSIONAL SERVICES (1.7%)
FTI Consulting                                           94,479(b,f)        4,791,975
-------------------------------------------------------------------------------------

ROAD & RAIL (1.9%)
CSX                                                      46,700             1,617,221
Union Pacific                                            75,735             3,942,764
                                                                      ---------------
Total                                                                       5,559,985
-------------------------------------------------------------------------------------


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT  167

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
Seligman VP - Growth Fund

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (4.4%)
Intel                                                   262,761            $4,348,695
Marvell Technology Group                                467,113(b,c)        5,437,194
Microsemi                                               211,417(b,f)        2,917,555
                                                                      ---------------
Total                                                                      12,703,444
-------------------------------------------------------------------------------------

SOFTWARE (10.7%)
Macrovision Solutions                                   269,400(b,f)        5,875,614
McAfee                                                   87,300(b)          3,683,187
Microsoft                                               430,864            10,241,637
Oracle                                                  511,197            10,949,840
                                                                      ---------------
Total                                                                      30,750,278
-------------------------------------------------------------------------------------

TOBACCO (2.2%)
Philip Morris Intl                                      142,581             6,219,383
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $268,575,877)                                                     $283,290,254
-------------------------------------------------------------------------------------



MONEY MARKET FUND (1.3%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.30%               3,636,626(g)         $3,636,626
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $3,636,626)                                                         $3,636,626
-------------------------------------------------------------------------------------



INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN (15.2%)
                                                       SHARES                VALUE(a)
CASH COLLATERAL REINVESTMENT FUND
JPMorgan Prime Money Market Fund                     43,766,308           $43,766,308
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $43,766,308)                                                       $43,766,308
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $315,978,811)                                                     $330,693,188
=====================================================================================




NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At June 30, 2009, the value of foreign securities represented 9.8% of net assets.

(d)  This position is in bankruptcy.

(e)  Identifies issues considered to be illiquid as to their marketability (see
     Note 2 to the financial statements). The aggregate value of such securities at June 30, 2009, was $4,812,558 representing 1.7% of net assets. Information concerning such security holdings at June 30, 2009, is as follows:

                                                ACQUISITION
     SECURITY                                      DATES                 COST
     ---------------------------------------------------------------------------
     Virgin Media                         02-19-08 thru 08-06-08      $6,602,841


(f) At June 30, 2009, security was partially or fully on loan. See Note 7 to the financial statements.

(g) Affiliated Money Market Fund -- See Note 9 to the financial statements. The rate shown is the seven-day current annualized yield at June 30, 2009.

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.



--------------------------------------------------------------------------------
168  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

SFAS 157 establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. When a valuation uses multiple inputs from varying levels of the hierarchy, the hierarchy level is determined based on the lowest level input or inputs that are significant to the fair value measurement in its entirety. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described in Note 2 to the financial statements -- Valuation of securities.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.


--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT  169

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
Seligman VP - Growth Fund

FAIR VALUE MEASUREMENTS (CONTINUED)




The following table is a summary of the inputs used to value the Fund's investments as of June 30, 2009:

                                                                     FAIR VALUE AT JUNE 30, 2009
                                                      ---------------------------------------------------------
                                                           LEVEL 1        LEVEL 2
                                                        QUOTED PRICES      OTHER        LEVEL 3
                                                          IN ACTIVE     SIGNIFICANT   SIGNIFICANT
                                                         MARKETS FOR     OBSERVABLE  UNOBSERVABLE
DESCRIPTION                                           IDENTICAL ASSETS     INPUTS       INPUTS         TOTAL
---------------------------------------------------------------------------------------------------------------
Equity Securities
  Common Stocks                                         $281,645,676(a)  $1,644,578(b)    $--      $283,290,254
---------------------------------------------------------------------------------------------------------------
Total Equity Securities                                  281,645,676      1,644,578        --       283,290,254
---------------------------------------------------------------------------------------------------------------
Other
  Affiliated Money Market Fund                             3,636,626(c)          --        --         3,636,626
  Investments of Cash Collateral Received for
    Securities on Loan                                    43,766,308             --        --        43,766,308
---------------------------------------------------------------------------------------------------------------
Total Other                                               47,402,934             --        --        47,402,934
---------------------------------------------------------------------------------------------------------------
Total                                                   $329,048,610     $1,644,578       $--      $330,693,188
---------------------------------------------------------------------------------------------------------------


(a) All industry classifications are identified in the Portfolio of Investments.
(b) Indicates certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading. Therefore, these investment securities were classified as Level 2 instead of Level 1. All industry classifications are identified in the Portfolio of Investments.
(c) Money market fund that is a sweep investment for cash balances in the Fund at June 30, 2009.



HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.


--------------------------------------------------------------------------------
170  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS -------------------------------------------------------
Seligman VP - Larger-Cap Value Fund
JUNE 30, 2009 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


COMMON STOCKS (97.8%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (8.1%)
General Dynamics                                         6,000(c)            $332,340
Honeywell Intl                                           9,267                290,984
United Technologies                                      5,420                281,623
                                                                      ---------------
Total                                                                         904,947
-------------------------------------------------------------------------------------

CAPITAL MARKETS (6.0%)
Bank of New York Mellon                                 10,109                296,295
Morgan Stanley                                          13,000                370,630
                                                                      ---------------
Total                                                                         666,925
-------------------------------------------------------------------------------------

CHEMICALS (4.9%)
EI du Pont de Nemours & Co                              11,698                299,703
Praxair                                                  3,500                248,745
                                                                      ---------------
Total                                                                         548,448
-------------------------------------------------------------------------------------

COMMERCIAL BANKS (2.2%)
US Bancorp                                              14,000                250,880
-------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (3.2%)
Juniper Networks                                        15,000(b,c)           354,000
-------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (6.3%)
Bank of America                                         30,766                406,111
JPMorgan Chase & Co                                      8,624                294,165
                                                                      ---------------
Total                                                                         700,276
-------------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (5.5%)
Costco Wholesale                                         5,500(c)             251,350
Wal-Mart Stores                                          7,500                363,300
                                                                      ---------------
Total                                                                         614,650
-------------------------------------------------------------------------------------

FOOD PRODUCTS (4.0%)
Tyson Foods Cl A                                        35,000                441,350
-------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (5.5%)
Baxter Intl                                              7,000                370,720
Medtronic                                                7,000                244,230
                                                                      ---------------
Total                                                                         614,950
-------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (2.5%)
Humana                                                   8,714(b)             281,114
-------------------------------------------------------------------------------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (3.1%)
AES                                                     30,000(b)             348,300
-------------------------------------------------------------------------------------

INSURANCE (12.7%)
MetLife                                                 11,048                331,550
Prudential Financial                                    10,110                376,294
Travelers Companies                                      8,500                348,840
Unum Group                                              22,000(c)             348,920
                                                                      ---------------
Total                                                                       1,405,604
-------------------------------------------------------------------------------------

MACHINERY (2.1%)
Caterpillar                                              7,057(c)             233,163
-------------------------------------------------------------------------------------

MULTILINE RETAIL (2.6%)
JC Penney                                               10,000                287,100
-------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (10.3%)
Chevron                                                  5,108                338,405
Marathon Oil                                             8,926                268,940
Valero Energy                                           16,000                270,240
Williams Companies                                      18,000                280,980
                                                                      ---------------
Total                                                                       1,158,565
-------------------------------------------------------------------------------------

PHARMACEUTICALS (2.9%)
Bristol-Myers Squibb                                    16,000                324,960
-------------------------------------------------------------------------------------

ROAD & RAIL (5.1%)
CSX                                                      9,000                311,670
Union Pacific                                            5,000                260,300
                                                                      ---------------
Total                                                                         571,970
-------------------------------------------------------------------------------------

SPECIALTY RETAIL (6.0%)
Gap                                                     20,694                339,382
Lowe's Companies                                        17,188                333,619
                                                                      ---------------
Total                                                                         673,001
-------------------------------------------------------------------------------------

TOBACCO (4.8%)
Altria Group                                            14,997                245,801
Philip Morris Intl                                       6,662                290,596
                                                                      ---------------
Total                                                                         536,397
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $10,658,615)                                                       $10,916,600
-------------------------------------------------------------------------------------



MONEY MARKET FUND (4.3%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.30%                479,592(d)            $479,592
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $479,592)                                                             $479,592
-------------------------------------------------------------------------------------



INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN (11.9%)
                                                       SHARES                VALUE(a)
CASH COLLATERAL REINVESTMENT FUND
JPMorgan Prime Money Market Fund                     1,331,420             $1,331,420
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $1,331,420)                                                         $1,331,420
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $12,469,627)                                                       $12,727,612
=====================================================================================




NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b)  Non-income producing.

(c) At June 30, 2009, security was partially or fully on loan. See Note 7 to the financial statements.

(d) Affiliated Money Market Fund -- See Note 9 to the financial statements. The rate shown is the seven-day current annualized yield at June 30, 2009.

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.



--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT  171

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
Seligman VP - Larger-Cap Value Fund

FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

SFAS 157 establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. When a valuation uses multiple inputs from varying levels of the hierarchy, the hierarchy level is determined based on the lowest level input or inputs that are significant to the fair value measurement in its entirety. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described in Note 2 to the financial statements -- Valuation of securities.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.


--------------------------------------------------------------------------------
172  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

The following table is a summary of the inputs used to value the Fund's investments as of June 30, 2009:

                                                                      FAIR VALUE AT JUNE 30, 2009
                                                       --------------------------------------------------------
                                                            LEVEL 1        LEVEL 2
                                                         QUOTED PRICES      OTHER        LEVEL 3
                                                           IN ACTIVE     SIGNIFICANT   SIGNIFICANT
                                                          MARKETS FOR     OBSERVABLE  UNOBSERVABLE
DESCRIPTION                                            IDENTICAL ASSETS     INPUTS       INPUTS        TOTAL
---------------------------------------------------------------------------------------------------------------
Equity Securities
  Common Stocks                                           $10,916,600(a)     $--           $--      $10,916,600
---------------------------------------------------------------------------------------------------------------
Total Equity Securities                                    10,916,600         --            --       10,916,600
---------------------------------------------------------------------------------------------------------------
Other
  Affiliated Money Market Fund                                479,592(b)      --            --          479,592
  Investments of Cash Collateral Received for
    Securities on Loan                                      1,331,420         --            --        1,331,420
---------------------------------------------------------------------------------------------------------------
Total Other                                                 1,811,012         --            --        1,811,012
---------------------------------------------------------------------------------------------------------------
Total                                                     $12,727,612        $--           $--      $12,727,612
---------------------------------------------------------------------------------------------------------------


(a) All industry classifications are identified in the Portfolio of Investments.
(b) Money market fund that is a sweep investment for cash balances in the Fund at June 30, 2009.



HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.


--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT  173

PORTFOLIO OF INVESTMENTS -------------------------------------------------------
Seligman VP - Smaller-Cap Value Fund
JUNE 30, 2009 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


COMMON STOCKS (100.1%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (2.8%)
Cubic                                                    54,000            $1,932,660
-------------------------------------------------------------------------------------

AIRLINES (5.2%)
Continental Airlines Cl B                               185,000(b,d)        1,639,100
Delta Air Lines                                         330,000(b)          1,910,700
                                                                      ---------------
Total                                                                       3,549,800
-------------------------------------------------------------------------------------

BEVERAGES (3.0%)
Central European Distribution                            77,000(b)          2,045,890
-------------------------------------------------------------------------------------

CHEMICALS (1.6%)
Minerals Technologies                                    30,000             1,080,600
-------------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (4.8%)
Brink's                                                  65,000             1,886,950
Waste Connections                                        54,000(b,d)        1,399,140
                                                                      ---------------
Total                                                                       3,286,090
-------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (3.6%)
F5 Networks                                              70,000(b)          2,421,300
-------------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (2.6%)
Shaw Group                                               65,000(b)          1,781,650
-------------------------------------------------------------------------------------

CONTAINERS & PACKAGING (2.9%)
Owens-Illinois                                           70,000(b)          1,960,700
-------------------------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (2.8%)
Sotheby's                                               135,000(d)          1,904,850
-------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (10.0%)
Belden                                                   90,000             1,503,000
EnerSys                                                 130,000(b)          2,364,700
SunPower Cl B                                            44,000(b,d)        1,053,800
Thomas & Betts                                           65,000(b)          1,875,900
                                                                      ---------------
Total                                                                       6,797,400
-------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (4.1%)
Exterran Holdings                                        66,000(b,d)        1,058,640
TETRA Technologies                                      216,000(b)          1,719,360
                                                                      ---------------
Total                                                                       2,778,000
-------------------------------------------------------------------------------------

FOOD PRODUCTS (3.1%)
Smithfield Foods                                        150,000(b,d)        2,095,500
-------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (0.9%)
Analogic                                                 16,900(d)            624,455
-------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (3.5%)
WellCare Health Plans                                   130,000(b)          2,403,700
-------------------------------------------------------------------------------------

HEALTH CARE TECHNOLOGY (2.2%)
Eclipsys                                                 83,000(b,d)        1,475,740
-------------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (5.9%)
Penn Natl Gaming                                         66,000(b)          1,921,260
Texas Roadhouse Cl A                                    190,000(b)          2,072,900
                                                                      ---------------
Total                                                                       3,994,160
-------------------------------------------------------------------------------------

INSURANCE (13.0%)
Aspen Insurance Holdings                                 80,000(c)          1,787,200
Endurance Specialty Holdings                             20,000(c)            586,000
Hanover Insurance Group                                  42,000             1,600,620
Infinity Property & Casualty                             41,000             1,494,860
Lincoln Natl                                            115,000             1,979,149
WR Berkley                                               66,000             1,417,020
                                                                      ---------------
Total                                                                       8,864,849
-------------------------------------------------------------------------------------

IT SERVICES (2.3%)
CACI Intl Cl A                                           37,000(b)          1,580,270
-------------------------------------------------------------------------------------

MACHINERY (2.1%)
Mueller Inds                                             68,000             1,414,400
-------------------------------------------------------------------------------------

MULTILINE RETAIL (2.7%)
Fred's Cl A                                             145,000             1,827,000
-------------------------------------------------------------------------------------

PERSONAL PRODUCTS (3.7%)
Herbalife                                                80,000(c)          2,523,200
-------------------------------------------------------------------------------------

PROFESSIONAL SERVICES (1.9%)
School Specialty                                         65,000(b,d)        1,313,650
-------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (10.3%)
Cypress Semiconductor                                   264,000(b,d)        2,428,800
ON Semiconductor                                        390,000(b,d)        2,675,401
Varian Semiconductor Equipment Associates                78,000(b,d)        1,871,220
                                                                      ---------------
Total                                                                       6,975,421
-------------------------------------------------------------------------------------

SOFTWARE (4.9%)
Lawson Software                                         270,000(b)          1,506,600
Quest Software                                          130,000(b)          1,812,200
                                                                      ---------------
Total                                                                       3,318,800
-------------------------------------------------------------------------------------

TRANSPORTATION INFRASTRUCTURE (0.2%)
Aegean Marine Petroleum Network                          10,200(c)            154,020
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $53,700,702)                                                       $68,104,105
-------------------------------------------------------------------------------------



MONEY MARKET FUND (0.4%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.30%                 294,258(e)           $294,258
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $294,258)                                                             $294,258
-------------------------------------------------------------------------------------



INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN (18.8%)
                                                       SHARES                VALUE(a)
CASH COLLATERAL REINVESTMENT FUND
JPMorgan Prime Money Market Fund                     12,768,835           $12,768,835
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $12,768,835)                                                       $12,768,835
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $66,763,795)                                                       $81,167,198
=====================================================================================




NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At June 30, 2009, the value of foreign securities represented 7.4% of net assets.

(d) At June 30, 2009, security was partially or fully on loan. See Note 7 to the financial statements.

(e) Affiliated Money Market Fund -- See Note 9 to the financial statements. The rate shown is the seven-day current annualized yield at June 30, 2009.

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.



--------------------------------------------------------------------------------
174  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

SFAS 157 establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. When a valuation uses multiple inputs from varying levels of the hierarchy, the hierarchy level is determined based on the lowest level input or inputs that are significant to the fair value measurement in its entirety. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described in Note 2 to the financial statements -- Valuation of securities.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.


--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT  175

PORTFOLIO OF INVESTMENTS (continued)  ------------------------------------------
Seligman VP - Smaller-Cap Value Fund

FAIR VALUE MEASUREMENTS (CONTINUED)




The following table is a summary of the inputs used to value the Fund's investments as of June 30, 2009:

                                                                      FAIR VALUE AT JUNE 30, 2009
                                                       --------------------------------------------------------
                                                            LEVEL 1        LEVEL 2
                                                         QUOTED PRICES      OTHER        LEVEL 3
                                                           IN ACTIVE     SIGNIFICANT   SIGNIFICANT
                                                          MARKETS FOR     OBSERVABLE  UNOBSERVABLE
DESCRIPTION                                            IDENTICAL ASSETS     INPUTS       INPUTS        TOTAL
---------------------------------------------------------------------------------------------------------------
Equity Securities
  Common Stocks                                           $68,104,105(a)     $--           $--      $68,104,105
---------------------------------------------------------------------------------------------------------------
Total Equity Securities                                    68,104,105         --            --       68,104,105
---------------------------------------------------------------------------------------------------------------
Other
  Affiliated Money Market Fund                                294,258(b)      --            --          294,258
  Investments of Cash Collateral Received for
    Securities on Loan                                     12,768,835         --            --       12,768,835
---------------------------------------------------------------------------------------------------------------
Total Other                                                13,063,093         --            --       13,063,093
---------------------------------------------------------------------------------------------------------------
Total                                                     $81,167,198        $--           $--      $81,167,198
---------------------------------------------------------------------------------------------------------------


(a) All industry classifications are identified in the Portfolio of Investments.
(b) Money market fund that is a sweep investment for cash balances in the Fund at June 30, 2009.



HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.


--------------------------------------------------------------------------------
176  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS -------------------------------------------------------
Threadneedle VP - Emerging Markets Fund
JUNE 30, 2009 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


COMMON STOCKS (87.2%)(c)
ISSUER                                                 SHARES                VALUE(a)
BRAZIL (14.3%)
Banco Bradesco                                          447,200            $6,576,135
BM&F BOVESPA                                          1,455,900             8,697,488
Companhia Brasileira de Meios de Pagamento              159,488(b)          1,372,159
Companhia Siderurgica Nacional ADR                      455,892            10,189,186
Itau Unibanco Banco Multipo                             724,200            11,422,281
Lojas Renner                                            753,800             8,352,035
MRV Engenharia e Participacoes                          143,900             1,951,485
Multiplan Empreendimentos Imobiliarios                  864,814             8,826,976
Natura Cosmeticos                                       243,100             3,177,616
OGX Petroleo e Gas Participacoes                          8,300             4,259,085
PDG Realty                                              265,400             2,807,806
Petroleo Brasileiro ADR                                 788,024            32,293,223
Redecard                                                706,300            10,818,994
Vale ADR                                              1,256,364            22,149,697
                                                                      ---------------
Total                                                                     132,894,166
-------------------------------------------------------------------------------------

CHILE (0.7%)
SQM ADR                                                 176,568             6,389,996
-------------------------------------------------------------------------------------

CHINA (11.6%)
Angang Steel Series H                                 1,612,000(g)          2,654,513
Bank of China Series H                               26,654,000(g)         12,622,067
China Construction Bank Series H                     19,287,000(g)         14,861,751
China Life Insurance Series H                         3,680,000(g)         13,525,004
China Natl Building Material Series H                 2,038,000             3,918,442
China Petroleum & Chemical Series H                  10,186,000             7,712,187
China Shenhua Energy Series H                         1,959,500             7,158,939
Industrial & Commercial Bank of China Series
 H                                                   25,696,000            17,799,630
Li Ning                                               3,705,000(g)         10,872,074
Ping An Insurance Group of China Series H               953,000             6,396,708
Tencent Holdings                                        609,400(g)          7,070,764
Tingyi (Cayman Islands) Holding                       1,970,000             3,243,068
                                                                      ---------------
Total                                                                     107,835,147
-------------------------------------------------------------------------------------

EGYPT (0.5%)
Orascom Construction Inds GDR                           125,241(d,e)        4,275,966
-------------------------------------------------------------------------------------

HONG KONG (9.4%)
Agile Property Holdings                               9,688,000(g)         13,802,834
China Mobile                                          2,861,500(g)         28,651,045
China Overseas Land & Investment                      7,565,920(g)         17,462,404
China Resources Land                                  2,092,000             4,608,007
CNOOC ADR                                               141,009            17,348,337
Sino Land                                             3,246,000             5,343,850
                                                                      ---------------
Total                                                                      87,216,477
-------------------------------------------------------------------------------------

INDIA (6.9%)
Bharat Heavy Electricals                                293,999            13,495,939
Cairn India                                             998,141(b)          4,837,834
Housing Development Finance                             355,377            17,349,114
Infosys Technologies                                    343,467            12,702,724
Reliance Inds                                           320,897(b)         13,509,962
State Bank of India                                      58,385             2,122,135
                                                                      ---------------
Total                                                                      64,017,708
-------------------------------------------------------------------------------------

INDONESIA (1.9%)
Bank Central Asia                                    12,034,500             4,128,006
Bank Rakyat Indonesia                                10,238,000             6,281,718
Bumi Resources                                       11,937,000(f)          2,157,862
PT Astra Intl                                         2,318,000             5,385,939
                                                                      ---------------
Total                                                                      17,953,525
-------------------------------------------------------------------------------------

ISRAEL (2.2%)
Israel Chemicals                                        689,968             6,780,030
Teva Pharmaceutical Inds ADR                            281,512            13,889,802
                                                                      ---------------
Total                                                                      20,669,832
-------------------------------------------------------------------------------------

MALAYSIA (0.5%)
Bumiputra-Commerce Holdings                           1,804,000             4,628,974
-------------------------------------------------------------------------------------

MEXICO (2.1%)
America Movil ADR Series L                              316,943            12,272,033
Desarrolladora Homex ADR                                250,343(b)          6,982,067
                                                                      ---------------
Total                                                                      19,254,100
-------------------------------------------------------------------------------------

RUSSIA (10.3%)
Centerenergyholding                                      10,461(b)                 46
CTC Media                                               236,820(b)          2,799,212
Eurasia Drilling GDR                                    406,986(d,e)        4,550,723
Evraz Group GDR                                         442,014(d)          8,398,261
Gazprom ADR                                             475,907             9,644,255
Intergeneration                                          29,083(b)                 97
LUKOIL ADR                                              182,455             8,116,691
NovaTek GDR                                             156,128(d,e)        7,439,700
Pharmstandard                                            99,724(b)          3,337,513
Rosneft Oil GDR                                       1,495,261(d)          8,373,462
Sberbank Cl S                                         6,585,070             8,330,114
Sibenergyholding                                          7,992(b)                  5
Sibirskiy Cement                                         33,900(b)            423,750
TMK GDR                                                 581,383(d,e)        6,023,128
Vimpel-Communications ADR                               892,976            10,510,328
Wimm-Bill-Dann Foods ADR                                 94,198(b)          5,176,180
X5 Retail Group GDR                                     794,096(b,d,e)     12,171,356
                                                                      ---------------
Total                                                                      95,294,821
-------------------------------------------------------------------------------------

SINGAPORE (0.8%)
Wilmar Intl                                           2,030,000             7,002,751
-------------------------------------------------------------------------------------

SOUTH AFRICA (2.4%)
AngloGold Ashanti                                       125,484             4,611,282
Aquarius Platinum                                       745,160             2,865,237
Impala Platinum Holdings                                213,124             4,716,780
Murray & Roberts Holdings                               969,634             6,294,976
Sasol                                                    97,986             3,434,882
                                                                      ---------------
Total                                                                      21,923,157
-------------------------------------------------------------------------------------

SOUTH KOREA (9.0%)
Doosan Infracore                                        467,280             5,149,513
Hyundai Department Store                                 55,055             3,859,965
Hyundai Development                                      82,140             2,586,723
Hyundai Engineering & Construction                       49,516             2,064,656
Hyundai Mobis                                            98,664             8,599,933
KB Financial Group                                      174,730(b)          5,827,814
LG Display                                              186,550             4,653,731
LG Electronics                                           50,482             4,613,493


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT  177

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
Threadneedle VP - Emerging Markets Fund


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
SOUTH KOREA (CONT.)
Samsung Electronics                                      72,076           $28,789,350
Samsung Fire & Marine Insurance                          19,132             2,813,951
Samsung Securities                                       80,227             4,240,556
Shinhan Financial Group                                 254,530(b)          6,419,636
SK Telecom                                               27,818             3,793,635
                                                                      ---------------
Total                                                                      83,412,956
-------------------------------------------------------------------------------------

TAIWAN (9.7%)
Asia Cement                                           4,362,000             4,627,140
Cathay Financial Holding                              2,732,000             4,017,347
Delta Electronics                                     1,772,000             4,011,067
Far Eastern Textile                                   2,480,000             2,857,378
Fubon Financial Holding                               3,545,000             3,298,917
Hon Hai Precision Industry                            5,399,145            16,561,742
MediaTek                                              1,057,000            12,552,242
Synnex Technology Intl                                1,944,000             3,155,361
Taiwan Cement                                         2,355,000             2,243,510
Taiwan Semiconductor Mfg                             10,761,000            17,665,276
Tripod Technology                                     3,408,348             5,680,417
U-Ming Marine Transport                               3,416,000             6,632,937
Yuanta Financial Holding                             10,096,000             6,750,420
                                                                      ---------------
Total                                                                      90,053,754
-------------------------------------------------------------------------------------

THAILAND (0.9%)
Siam Commercial Bank                                  3,893,100             8,334,827
-------------------------------------------------------------------------------------

TURKEY (2.1%)
BIM Birlesik Magazalar                                  101,571             3,545,801
Tofas Turk Otomobil Fabrikasi                         2,035,417             3,524,749
Turkiye Garanti Bankasi                               4,650,160(b)         12,378,282
                                                                      ---------------
Total                                                                      19,448,832
-------------------------------------------------------------------------------------

UNITED KINGDOM (1.4%)
Antofagasta                                             329,194             3,195,731
Standard Chartered                                      503,774             9,471,325
                                                                      ---------------
Total                                                                      12,667,056
-------------------------------------------------------------------------------------

UNITED STATES (0.5%)
Southern Copper                                         229,573             4,692,473
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $660,794,497)                                                     $807,966,518
-------------------------------------------------------------------------------------



MONEY MARKET FUND (2.1%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.30%              19,101,749(h)        $19,101,749
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $19,101,749)                                                       $19,101,749
-------------------------------------------------------------------------------------



INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN (3.6%)
                                                       SHARES                VALUE(a)
JPMorgan Prime Money Market Fund                     33,261,918           $33,261,918
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $33,261,918)                                                       $33,261,918
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $713,158,164)(i)                                                  $860,330,185
=====================================================================================




SUMMARY OF INVESTMENTS IN SECURITIES BY INDUSTRY


The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total net assets at June 30, 2009:

                                                                     PERCENTAGE OF
INDUSTRY                                                               NET ASSETS           VALUE
-----------------------------------------------------------------------------------------------------
Auto Components                                                            0.9%            $8,599,933
Automobiles                                                                1.0              8,910,688
Capital Markets                                                            1.2             10,990,976
Chemicals                                                                  1.4             13,170,026
Commercial Banks                                                          14.2            131,204,695
Construction & Engineering                                                 1.6             15,222,321
Construction Materials                                                     1.2             10,789,092
Diversified Financial Services                                             1.4             13,368,564
Diversified Telecommunication Services                                     1.1             10,510,328
Electric Utilities                                                          --                    148
Electrical Equipment                                                       1.5             13,495,939
Electronic Equipment, Instruments & Components                             3.7             34,062,318
Energy Equipment & Services                                                1.1             10,573,851
Food & Staples Retailing                                                   1.7             15,717,157
Food Products                                                              1.7             15,421,999
Household Durables                                                         1.8             16,354,851
Industrial Conglomerates                                                   0.3              2,857,378
Insurance                                                                  2.9             26,753,010
Internet Software & Services                                               0.8              7,070,764
IT Services                                                                2.5             23,521,718
Machinery                                                                  0.6              5,149,513
Marine                                                                     0.7              6,632,937
Media                                                                      0.3              2,799,212
Metals & Mining                                                            6.8             63,473,160
Multiline Retail                                                           1.3             12,212,000
Multi-Utilities                                                             --                423,750


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
178  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


                                                                     PERCENTAGE OF
INDUSTRY                                                               NET ASSETS           VALUE
-----------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels                                               13.6%          $126,286,419
Personal Products                                                          0.3              3,177,616
Pharmaceuticals                                                            1.9             17,227,315
Real Estate Management & Development                                       5.4             50,044,071
Semiconductors & Semiconductor Equipment                                   6.4             59,006,868
Textiles, Apparel & Luxury Goods                                           1.2             10,872,074
Thrifts & Mortgage Finance                                                 1.9             17,349,114
Wireless Telecommunication Services                                        4.8             44,716,713
Other(1)                                                                   5.6             52,363,667
-----------------------------------------------------------------------------------------------------
Total                                                                                    $860,330,185
-----------------------------------------------------------------------------------------------------



(1) Cash & Cash Equivalents.


INVESTMENTS IN DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT JUNE 30, 2009



                                                         CURRENCY TO      CURRENCY TO    UNREALIZED     UNREALIZED
EXCHANGE DATE                                           BE DELIVERED      BE RECEIVED   APPRECIATION   DEPRECIATION
-------------------------------------------------------------------------------------------------------------------
July 1, 2009                                                 18,250,000     2,259,400        $--          $(110,222)
                                                     South African Rand   U.S. Dollar
-------------------------------------------------------------------------------------------------------------------
July 3, 2009                                                 30,800,000     3,895,497         --           (102,604)
                                                     South African Rand   U.S. Dollar
-------------------------------------------------------------------------------------------------------------------
Total                                                                                        $--          $(212,826)
-------------------------------------------------------------------------------------------------------------------




NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 2 to the financial statements.
(b)  Non-income producing.
(c)  Foreign security values are stated in U.S. dollars.
(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Trustees. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2009, the value of these securities amounted to $51,232,596 or 5.5% of net assets.
(e)  Identifies issues considered to be illiquid as to their marketability (see
     Note 2 to the financial statements). The aggregate value of such securities at June 30, 2009, was $34,460,873 representing 3.7% of net assets. Information concerning such security holdings at June 30, 2009, is as follows:

                                                                       ACQUISITION
     SECURITY                                                             DATES                 COST
     --------------------------------------------------------------------------------------------------
     Eurasia Drilling GDR                                        11-02-07 thru 09-22-08      $9,486,390
     NovaTek GDR                                                 02-09-09 thru 04-22-09       4,471,712
     Orascom Construction Inds GDR                               05-27-09 thru 06-09-09       4,721,647
     TMK GDR                                                     05-05-09 thru 05-19-09       5,126,083
     X5 Retail Group GDR                                         12-16-08 thru 02-24-09       7,142,111


(f) Security valued by management at fair value according to procedures approved, in good faith, by the Board.
(g) At June 30, 2009, security was partially or fully on loan. See Note 7 to the financial statements.
(h) Affiliated Money Market Fund -- See Note 9 to the financial statements. The rate shown is the seven-day current annualized yield at June 30, 2009.
(i) At June 30, 2009, the cost of securities for federal income tax purposes was approximately $713,158,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                    $173,034,000
     Unrealized depreciation                                                     (25,862,000)
     ---------------------------------------------------------------------------------------
     Net unrealized appreciation                                                $147,172,000
     ---------------------------------------------------------------------------------------


The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.



--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT  179

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
Threadneedle VP - Emerging Markets Fund

FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

SFAS 157 establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. When a valuation uses multiple inputs from varying levels of the hierarchy, the hierarchy level is determined based on the lowest level input or inputs that are significant to the fair value measurement in its entirety. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described in Note 2 to the financial statements -- Valuation of securities.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.


--------------------------------------------------------------------------------
180  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

The following table is a summary of the inputs used to value the Fund's investments as of June 30, 2009:

                                                                     FAIR VALUE AT JUNE 30, 2009
                                                     ----------------------------------------------------------
                                                          LEVEL 1         LEVEL 2
                                                       QUOTED PRICES       OTHER        LEVEL 3
                                                         IN ACTIVE      SIGNIFICANT   SIGNIFICANT
                                                        MARKETS FOR     OBSERVABLE   UNOBSERVABLE
DESCRIPTION                                          IDENTICAL ASSETS     INPUTS        INPUTS         TOTAL
---------------------------------------------------------------------------------------------------------------
Equity Securities
  Common Stocks
    Construction & Engineering                          $10,946,355      $4,275,966       $--       $15,222,321
    Oil, Gas & Consumable Fuels                         117,912,957       8,373,462        --       126,286,419
    Other                                                25,901,376(a)  640,556,402(b)     --       666,457,778
---------------------------------------------------------------------------------------------------------------
Total Equity Securities                                 154,760,688     653,205,830        --       807,966,518
---------------------------------------------------------------------------------------------------------------
Other
  Affiliated Money Market Fund                           19,101,749(c)           --        --        19,101,749
  Investments of Cash Collateral Received for
    Securities on Loan                                   33,261,918              --        --        33,261,918
---------------------------------------------------------------------------------------------------------------
Total Other                                              52,363,667              --        --        52,363,667
---------------------------------------------------------------------------------------------------------------
Investments in Securities                               207,124,355     653,205,830        --       860,330,185
Other Financial Instruments                                      --        (212,826)(d)    --          (212,826)
---------------------------------------------------------------------------------------------------------------
Total                                                  $207,124,355    $652,993,004       $--      $860,117,359
---------------------------------------------------------------------------------------------------------------



(a) All other industry classifications are identified in the Portfolio of Investments.
(b) Indicates certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading. Therefore, these investment securities were classified as Level 2 instead of Level 1. All other industry classifications are identified in the Portfolio of Investments.
(c) Money market fund that is a sweep investment for cash balances in the Fund at June 30, 2009.
(d) Other financial instruments are derivative instruments such as forwards, which are valued at the unrealized appreciation (depreciation) on the instrument.



HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.


--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT  181

PORTFOLIO OF INVESTMENTS -------------------------------------------------------
Threadneedle VP - International Opportunity Fund
JUNE 30, 2009 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


COMMON STOCKS (97.8%)(c)
ISSUER                                                 SHARES                VALUE(a)
AUSTRALIA (4.2%)
BHP Billiton                                            139,232            $3,813,430
CSL                                                     145,364             3,757,620
Macquarie Group                                          74,534(e)          2,332,823
Newcrest Mining                                         121,064             2,958,218
QBE Insurance Group                                     141,998(e)          2,271,693
Rio Tinto                                               169,604(e)          6,116,018
                                                                      ---------------
Total                                                                      21,249,802
-------------------------------------------------------------------------------------

BELGIUM (1.9%)
Colruyt                                                  28,101(e)          6,419,482
Fortis                                                  904,417(b)          3,096,644
                                                                      ---------------
Total                                                                       9,516,126
-------------------------------------------------------------------------------------

BRAZIL (1.2%)
Lojas Renner                                            188,100             2,084,131
OGX Petroleo e Gas Participacoes                          4,700             2,411,771
Vale ADR                                                 93,811             1,439,999
                                                                      ---------------
Total                                                                       5,935,901
-------------------------------------------------------------------------------------

CANADA (1.5%)
Canadian Pacific Railway                                 75,000             2,990,974
First Uranium                                           300,000(b,e)        1,052,451
Suncor Energy                                           120,000             3,649,530
                                                                      ---------------
Total                                                                       7,692,955
-------------------------------------------------------------------------------------

CHINA (2.0%)
China Life Insurance Series H                           656,000             2,410,979
CNOOC                                                 1,858,000             2,288,825
Industrial & Commercial Bank of China Series
 H                                                    7,790,000             5,396,136
                                                                      ---------------
Total                                                                      10,095,940
-------------------------------------------------------------------------------------

FRANCE (9.7%)
Air Liquide                                              45,108(e)          4,138,761
ALSTOM                                                   73,272(e)          4,350,472
BNP Paribas                                              81,989             5,346,495
Essilor Intl                                            114,914(e)          5,495,077
LVMH Moet Hennessy Louis Vuitton                         62,181             4,768,700
Sanofi-Aventis                                          116,785             6,900,522
Societe Generale                                         80,627             4,425,495
Total                                                   247,975            13,439,864
                                                                      ---------------
Total                                                                      48,865,386
-------------------------------------------------------------------------------------

GERMANY (8.2%)
Allianz                                                  44,508             4,091,602
BMW                                                      62,099(e)          2,344,825
Daimler                                                 100,419(e)          3,638,154
E.ON                                                    162,065             5,755,019
Fresenius Medical Care & Co                             191,135(e)          8,602,038
Linde                                                    49,491             4,054,540
SAP                                                     110,178(e)          4,431,172
Siemens                                                  74,528             5,160,929
Wincor Nixdorf                                           57,072(e)          3,199,894
                                                                      ---------------
Total                                                                      41,278,173
-------------------------------------------------------------------------------------

GREECE (0.5%)
Natl Bank of Greece                                      95,613(b)          2,652,323
-------------------------------------------------------------------------------------

HONG KONG (5.1%)
China Mobile                                            231,500             2,317,916
China Overseas Land & Investment                      3,798,740             8,767,623
Esprit Holdings                                         603,000             3,350,228
Hong Kong Exchanges and Clearing                        279,800             4,324,811
Li & Fung                                             1,728,000             4,613,897
Sun Hung Kai Properties                                 202,000             2,508,445
                                                                      ---------------
Total                                                                      25,882,920
-------------------------------------------------------------------------------------

IRELAND (0.9%)
C&C Group                                               418,740             1,413,429
CRH                                                     132,705             3,049,998
                                                                      ---------------
Total                                                                       4,463,427
-------------------------------------------------------------------------------------

ISRAEL (0.8%)
Teva Pharmaceutical Inds ADR                             77,641             3,830,807
-------------------------------------------------------------------------------------

JAPAN (17.5%)
AIR WATER                                                91,000               992,926
Asahi Breweries                                          81,300             1,165,310
Asatsu-DK                                                20,800(e)            470,719
Bridgestone                                              75,300             1,179,839
Canon                                                    49,250             1,609,120
Central Japan Railway                                       107               657,952
Chubu Electric Power                                     47,900             1,106,479
Dai Nippon Printing                                      71,000               972,375
Daiwa House Industry                                     45,000(e)            484,012
DENSO                                                    22,300(e)            571,757
Doutor Nichires Holdings                                 33,500               452,169
eAccess                                                     777(e)            635,967
East Japan Railway                                       29,100             1,752,446
FamilyMart                                               61,900(e)          1,945,532
FANUC                                                     8,800(e)            705,383
Fuji Heavy Inds                                          52,000(e)            210,141
Fuji Oil                                                 19,300               225,022
FUJIFILM Holdings                                        37,900             1,206,473
Fujitsu                                                 168,000               912,852
Fukuoka Financial Group                                 148,000               662,060
Honda Motor                                              76,100(e)          2,094,119
Hoya                                                     59,600(e)          1,194,211
INPEX                                                       137             1,092,610
Jafco                                                     6,500               218,321
Japan Real Estate Investment                                 52(e)            431,448
Japan Tobacco                                               188               587,809
JFE Holdings                                             42,300             1,421,536
JSR                                                      59,000             1,010,851
JTEKT                                                    50,700               512,524
Kansai Electric Power                                    50,300             1,109,829
KDDI                                                        207             1,098,636
Kissei Pharmaceutical                                    18,000               437,479
Komatsu                                                  44,000               679,517
Konica Minolta Holdings                                  62,500               653,197
Kubota                                                  174,000(e)          1,433,256
Kurita Water Inds                                        28,200               910,974
Kyocera                                                  14,400             1,081,348
Matsui Securities                                        92,800               841,736
Mitsubishi                                               81,200             1,498,790
Mitsubishi Electric                                     125,000               790,221
Mitsubishi Estate                                       118,000             1,959,506
Mitsubishi UFJ Financial Group                          766,600             4,734,828
Mitsui & Co                                              81,100(e)            961,258
Mitsui Fudosan                                           45,000               780,690
Mitsui OSK Lines                                        135,000               872,643
Mizuho Financial Group                                  421,900(e)            980,470
Mizuno                                                   48,000               214,352
Murata Mfg                                               32,700             1,395,979
NHK Spring                                               62,000               415,634
Nidec                                                    29,000             1,765,669
Nintendo                                                  6,400             1,771,691
Nippon Building Fund                                         49               418,959
Nippon Mining Holdings                                   83,500               431,598
Nippon Paper Group                                       14,900               385,552
Nippon Sheet Glass                                       73,000               212,768
Nippon Telegraph & Telephone                             52,300             2,130,492
Nitori                                                   10,300(e)            729,588
Nomura Holdings                                         155,900(e)          1,316,270
NTT Data                                                    266               858,847
NTT DoCoMo                                                1,092             1,597,615
Ono Pharmaceutical                                       20,000               887,416
Osaka Gas                                               196,000               624,912
Pacific Golf Group Intl Holdings                          1,182(e)            733,641
Ricoh                                                    18,000(e)            231,940


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
182  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
JAPAN (CONT.)
Rohm                                                      4,400              $321,010
Seven & I Holdings                                       37,900               889,084
Shimachu                                                 21,600(e)            454,165
Shimano                                                   5,700               219,055
Shin-Etsu Chemical                                       28,200             1,308,225
Shinko Plantech                                          25,300               200,673
Shionogi & Co                                           143,000             2,763,623
Shizuoka Bank                                            70,000               692,952
Showa Denko                                             378,000(e)            674,353
Sumitomo Metal Inds                                     321,000               853,528
Sumitomo Metal Mining                                    49,000               688,524
Sumitomo Mitsui Financial Group                          42,100             1,704,032
Sumitomo Warehouse                                      216,000               975,244
T&D Holdings                                             19,450               555,849
Taisho Pharmaceutical                                    14,000               265,038
Takashimaya                                              52,000               409,413
TOC                                                     115,700               503,944
Toda                                                    110,000               449,603
Tokio Marine Holdings                                    40,400             1,109,534
Tokyo Gas                                               188,000               671,792
Tokyo Tatemono                                           64,000(e)            356,500
Tokyu                                                   133,000               671,107
Toyo Suisan Kaisha                                       19,000               391,564
Toyota Motor                                            139,600             5,280,675
Yahoo! Japan                                              2,753(e)            875,804
Yamada Denki                                              7,780               452,745
Yamato Kogyo                                              9,400(e)            276,805
ZEON                                                    126,000(e)            492,174
                                                                      ---------------
Total                                                                      87,936,279
-------------------------------------------------------------------------------------

NETHERLANDS (4.9%)
ING Groep                                               430,252             4,358,731
Koninklijke (Royal) KPN                                 636,795             8,785,980
Koninklijke Ahold                                       531,593             6,128,221
Unilever                                                224,649             5,433,169
                                                                      ---------------
Total                                                                      24,706,101
-------------------------------------------------------------------------------------

PORTUGAL (0.6%)
Jeronimo Martins                                        476,842             3,252,389
-------------------------------------------------------------------------------------

RUSSIA (0.4%)
Vimpel-Communications ADR                               192,280             2,263,136
-------------------------------------------------------------------------------------

SINGAPORE (1.2%)
DBS Group Holdings                                      423,000             3,429,800
Keppel                                                  518,000             2,455,724
                                                                      ---------------
Total                                                                       5,885,524
-------------------------------------------------------------------------------------

SOUTH KOREA (1.0%)
Samsung Electronics                                       6,429             2,973,826
Shinhan Financial Group                                  75,890(b)          1,914,062
                                                                      ---------------
Total                                                                       4,887,888
-------------------------------------------------------------------------------------

SPAIN (3.4%)
Banco Santander                                         765,438             9,252,378
Telefonica                                              342,194             7,770,788
                                                                      ---------------
Total                                                                      17,023,166
-------------------------------------------------------------------------------------

SWITZERLAND (10.0%)
Credit Suisse Group                                     178,554             8,182,511
Nestle                                                  402,759            15,211,054
Roche Holding                                           113,901            15,522,835
Syngenta                                                 35,973             8,371,616
Xstrata                                                 267,144             2,903,039
                                                                      ---------------
Total                                                                      50,191,055
-------------------------------------------------------------------------------------

TAIWAN (1.4%)
Hon Hai Precision Industry                            1,453,370             4,458,176
Taiwan Semiconductor Mfg                              1,430,000             2,347,490
                                                                      ---------------
Total                                                                       6,805,666
-------------------------------------------------------------------------------------

UNITED KINGDOM (21.4%)
Admiral Group                                           229,297             3,287,701
Aggreko                                                 337,538             2,884,470
AstraZeneca                                              85,512             3,769,980
BAE Systems                                             528,400             2,952,354
Barclays                                              1,023,265             4,754,587
BG Group                                                882,446            14,858,317
BP                                                      459,002             3,626,509
British American Tobacco                                369,076            10,186,804
Burberry Group                                          543,113             3,784,597
Diageo                                                  279,586             4,015,242
HSBC Holdings                                           718,771             5,987,482
Intertek Group                                          110,346             1,897,755
J Sainsbury                                             604,619             3,122,022
Kingfisher                                              949,048             2,784,038
Next                                                    102,822             2,490,905
Prudential                                              667,185             4,559,970
Reckitt Benckiser Group                                 194,372             8,875,494
Standard Chartered                                      337,907             6,352,902
Tesco                                                 1,031,656             6,023,988
Tullow Oil                                              436,007             6,752,050
Vodafone Group                                        2,644,058             5,141,913
                                                                      ---------------
Total                                                                     108,109,080
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $507,611,070)                                                     $492,524,044
-------------------------------------------------------------------------------------



OTHER (0.2%)
ISSUER                                                 SHARES                VALUE(a)
AUSTRALIA
Rio Tinto Rights                                         89,041(b,c)       $1,121,060
-------------------------------------------------------------------------------------
TOTAL OTHER
(Cost: $949,250)                                                           $1,121,060
-------------------------------------------------------------------------------------



MONEY MARKET FUND (1.8%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.30%               9,068,672(d)         $9,068,672
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $9,068,672)                                                         $9,068,672
-------------------------------------------------------------------------------------



INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN (8.8%)
                                                       SHARES                VALUE(a)
CASH COLLATERAL REINVESTMENT FUND
JPMorgan Prime Money Market Fund                     44,542,174           $44,542,174
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $44,542,174)                                                       $44,542,174
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $562,171,166)(f)                                                  $547,255,950
=====================================================================================





                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT  183

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
Threadneedle VP - International Opportunity Fund


SUMMARY OF INVESTMENTS IN SECURITIES BY INDUSTRY


The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total net assets at June 30, 2009:

                                                                       PERCENTAGE OF
INDUSTRY                                                                 NET ASSETS        VALUE
----------------------------------------------------------------------------------------------------
Aerospace & Defense                                                          0.6%         $2,952,354
Auto Components                                                              0.4           2,167,230
Automobiles                                                                  2.7          13,567,914
Beverages                                                                    1.3           6,593,981
Biotechnology                                                                0.7           3,757,620
Building Products                                                            0.0             212,768
Capital Markets                                                              2.6          12,891,661
Chemicals                                                                    4.2          21,043,446
Commercial Banks                                                            11.6          58,286,002
Commercial Services & Supplies                                               0.8           3,856,845
Computers & Peripherals                                                      0.8           4,112,746
Construction & Engineering                                                   0.1             449,603
Construction Materials                                                       0.6           3,049,998
Distributors                                                                 0.9           4,613,897
Diversified Financial Services                                               2.3          11,780,186
Diversified Telecommunication Services                                       4.2          20,950,396
Electric Utilities                                                           1.6           7,971,327
Electrical Equipment                                                         1.0           5,140,693
Electronic Equipment, Instruments & Components                               2.2          11,101,856
Energy Equipment & Services                                                  0.0             200,673
Food & Staples Retailing                                                     5.5          27,780,718
Food Products                                                                4.2          21,260,809
Gas Utilities                                                                0.3           1,296,704
Health Care Equipment & Supplies                                             1.1           5,495,077
Health Care Providers & Services                                             1.7           8,602,038
Hotels, Restaurants & Leisure                                                0.2           1,185,810
Household Products                                                           1.8           8,875,494
Industrial Conglomerates                                                     1.5           7,616,653
Insurance                                                                    3.6          18,287,328
Internet Software & Services                                                 0.3           1,511,771
IT Services                                                                  0.2             858,847
Leisure Equipment & Products                                                 0.1             433,407
Machinery                                                                    0.8           4,241,654
Marine                                                                       0.2             872,643
Media                                                                        0.1             470,719
Metals & Mining                                                              4.5          22,644,608
Multiline Retail                                                             1.0           4,984,449
Office Electronics                                                           0.5           2,494,257
Oil, Gas & Consumable Fuels                                                  9.7          48,551,074
Paper & Forest Products                                                      0.1             385,552
Pharmaceuticals                                                              6.8          34,377,700
Professional Services                                                        0.4           1,897,755
Real Estate Investment Trusts (REITs)                                        0.2             850,407
Real Estate Management & Development                                         3.1          15,360,720
Road & Rail                                                                  1.2           6,072,479
Semiconductors & Semiconductor Equipment                                     1.1           5,642,326
Software                                                                     1.2           6,202,863
Specialty Retail                                                             1.5           7,770,764
Textiles, Apparel & Luxury Goods                                             1.7           8,553,297
Tobacco                                                                      2.1          10,774,613
Trading Companies & Distributors                                             0.5           2,460,048
Transportation Infrastructure                                                0.2             975,244
Wireless Telecommunication Services                                          2.0          10,156,080
Other(1)                                                                    10.7          53,610,846
----------------------------------------------------------------------------------------------------
Total                                                                                   $547,255,950
----------------------------------------------------------------------------------------------------



(1) Cash & Cash Equivalents



See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
184  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



INVESTMENTS IN DERIVATIVES


FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT JUNE 30, 2009



                                                         CURRENCY TO   CURRENCY TO    UNREALIZED     UNREALIZED
EXCHANGE DATE                                           BE DELIVERED   BE RECEIVED   APPRECIATION   DEPRECIATION
----------------------------------------------------------------------------------------------------------------
July 1, 2009                                              30,000,000       312,772      $1,278               $--
                                                        Japanese Yen   U.S. Dollar


NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b)  Non-income producing.

(c)  Foreign security values are stated in U.S. dollars.

(d) Affiliated Money Market Fund -- See Note 9 to the financial statements. The rate shown is the seven-day current annualized yield at June 30, 2009.

(e) At June 30, 2009, security was partially or fully on loan. See Note 7 to the financial statements.

(f) At June 30, 2009, the cost of securities for federal income tax purposes was approximately $562,171,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                      $47,934,000
     Unrealized depreciation                                                      (62,849,000)
     ----------------------------------------------------------------------------------------
     Net unrealized depreciation                                                 $(14,915,000)
     ----------------------------------------------------------------------------------------


The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.



--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT  185

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
Threadneedle VP - International Opportunity Fund

FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

SFAS 157 establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. When a valuation uses multiple inputs from varying levels of the hierarchy, the hierarchy level is determined based on the lowest level input or inputs that are significant to the fair value measurement in its entirety. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described in Note 2 to the financial statements -- Valuation of securities.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.


--------------------------------------------------------------------------------
186  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

The following table is a summary of the inputs used to value the Fund's investments as of June 30, 2009:

                                                                     FAIR VALUE AT JUNE 30, 2009
                                                     ----------------------------------------------------------
                                                          LEVEL 1         LEVEL 2
                                                       QUOTED PRICES       OTHER        LEVEL 3
                                                         IN ACTIVE      SIGNIFICANT   SIGNIFICANT
                                                        MARKETS FOR     OBSERVABLE   UNOBSERVABLE
DESCRIPTION                                          IDENTICAL ASSETS     INPUTS        INPUTS         TOTAL
---------------------------------------------------------------------------------------------------------------
Equity Securities
  Common Stocks                                         $15,226,897(a) $477,297,147(b)    $--      $492,524,044
  Other                                                          --       1,121,060        --         1,121,060
---------------------------------------------------------------------------------------------------------------
Total Equity Securities                                  15,226,897     478,418,207        --       493,645,104
---------------------------------------------------------------------------------------------------------------
Other
  Affiliated Money Market Fund                            9,068,672(c)           --        --         9,068,672
  Investments of Cash Collateral Received for
    Securities on Loan                                   44,542,174              --        --        44,542,174
---------------------------------------------------------------------------------------------------------------
Total Other                                              53,610,846              --        --        53,610,846
---------------------------------------------------------------------------------------------------------------
Investments in Securities                                68,837,743     478,418,207        --       547,255,950
Other Financial Instruments                                      --           1,278(d)     --             1,278
---------------------------------------------------------------------------------------------------------------
Total                                                   $68,837,743    $478,419,485       $--      $547,257,228
---------------------------------------------------------------------------------------------------------------


(a) All industry classifications are identified in the Portfolio of Investments.
(b) Indicates certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading. Therefore, these investment securities were classified as Level 2 instead of Level 1. All industry classifications are identified in the Portfolio of Investments.
(c) Money market fund that is a sweep investment for cash balances in the Fund at June 30, 2009.
(d) Other financial instruments are derivative instruments, such as forwards, which are valued at the unrealized appreciation (depreciation) on the instrument.



HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.


--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT  187

STATEMENTS OF ASSETS AND LIABILITIES -------------------------------------------


                                                        RIVERSOURCE         RIVERSOURCE         RIVERSOURCE
                                                      PARTNERS VP --      PARTNERS VP --      PARTNERS VP --
                                                        FUNDAMENTAL           SELECT             SMALL CAP
JUNE 30, 2009 (UNAUDITED)                               VALUE FUND          VALUE FUND          VALUE FUND
ASSETS
Investments in securities, at value
  Unaffiliated issuers*
  (identified cost $1,191,258,723, $12,409,521 and
    $1,043,679,489)                                   $1,006,543,126        $11,629,048       $  915,204,092
  Affiliated money market fund
  (identified cost $64,883,194, $191,497 and
    $126,687,874)                                         64,883,194            191,497          126,687,874
  Investments of cash collateral received for
  securities on loan
  (identified cost $103,751,729, $-- and
    $227,510,491)                                        103,751,729                 --          227,510,491
------------------------------------------------------------------------------------------------------------
Total investments in securities
  (identified cost $1,359,893,646, $12,601,018 and
    $1,397,877,854)                                    1,175,178,049         11,820,545        1,269,402,457
Cash                                                          14,391                 --                   --
Capital shares receivable                                  1,514,036             24,004              721,646
Dividends and accrued interest receivable                  1,370,315             17,818              880,669
Receivable for investment securities sold                  4,342,437             74,485            4,524,395
------------------------------------------------------------------------------------------------------------
Total assets                                           1,182,419,228         11,936,852        1,275,529,167
------------------------------------------------------------------------------------------------------------
LIABILITIES
Disbursements in excess of cash                                   --                 --                    7
Capital shares payable                                       978,237             16,748              968,194
Payable for investment securities purchased               13,198,494             51,702           10,430,433
Payable upon return of securities loaned                 103,751,729                 --          227,510,491
Accrued investment management services fees                  663,724              8,041              846,844
Accrued distribution fees                                    115,966              1,289              113,803
Accrued transfer agency fees                                  55,662                619               54,623
Accrued administrative services fees                          52,967                619               70,303
Other accrued expenses                                       180,358            217,880              281,504
------------------------------------------------------------------------------------------------------------
Total liabilities                                        118,997,137            296,898          240,276,202
------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding shares           $1,063,422,091        $11,639,954       $1,035,252,965
------------------------------------------------------------------------------------------------------------

REPRESENTED BY
Partners' capital                                     $1,063,422,091        $11,639,954       $1,035,252,965
------------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to
  outstanding shares                                  $1,063,422,091        $11,639,954       $1,035,252,965
------------------------------------------------------------------------------------------------------------
Outstanding shares of beneficial interest                147,979,738          1,625,768          108,074,304
------------------------------------------------------------------------------------------------------------
Net asset value per share                             $         7.19        $      7.16       $         9.58
------------------------------------------------------------------------------------------------------------
*Including securities on loan, at value               $  100,263,673        $        --       $  219,641,701
------------------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
188  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                                                           RIVERSOURCE VP --      RIVERSOURCE VP --
                                                    RIVERSOURCE VP --             CASH               DIVERSIFIED
                                                         BALANCED              MANAGEMENT                BOND
JUNE 30, 2009 (UNAUDITED)                                  FUND                   FUND                   FUND
ASSETS
Investments in securities, at value
  Unaffiliated issuers*
  (identified cost $970,230,779, $1,285,787,671
    and $5,568,298,005)                               $  966,020,236         $1,285,787,671         $5,537,547,569
  Affiliated money market fund
  (identified cost $38,829,044, $-- and
    $440,358,582)                                         38,829,044                     --            440,358,582
  Investments of cash collateral received for
  securities on loan
  (identified cost $55,686,335, $-- and
    $733,380,873)                                         55,686,335                     --            733,380,873
-------------------------------------------------------------------------------------------------------------------
Total investments in securities
  (identified cost $1,064,746,158, $1,285,787,671
    and $6,742,037,460)                                1,060,535,615          1,285,787,671          6,711,287,024
Cash                                                              --                 74,738                     --
Capital shares receivable                                     19,096                253,482              3,567,240
Dividends and accrued interest receivable                  3,776,936                317,423             50,855,097
Receivable for investment securities sold                 28,856,091                     --            472,821,876
Variation margin receivable on futures contracts                  --                     --                193,699
Unrealized appreciation on swap transactions                  47,825                     --                299,259
Unrealized appreciation on forward foreign
  currency contracts                                              --                     --                178,177
Prepaid expenses                                                  --                190,984                     --
-------------------------------------------------------------------------------------------------------------------
Total assets                                           1,093,235,563          1,286,624,298          7,239,202,372
-------------------------------------------------------------------------------------------------------------------
LIABILITIES
Disbursements in excess of cash                              162,247                     --             10,033,189
Dividends payable to shareholders                                 --                    353                     --
Capital shares payable                                     1,340,629              5,209,257              5,079,638
Payable for investment securities purchased               27,444,570                     --            422,939,795
Payable for securities purchased on a forward-
  commitment basis                                        66,189,343                     --            797,904,348
Payable upon return of securities loaned                  55,686,335                     --            733,380,873
Variation margin payable on futures contracts                 29,984                     --                     --
Unrealized depreciation on forward foreign
  currency contracts                                              --                     --                106,970
Accrued investment management services fees                  443,283                372,161              1,966,346
Accrued distribution fees                                    104,550                142,675                566,315
Accrued transfer agency fees                                  50,182                 68,484                271,822
Accrued administrative services fees                          48,192                 63,645                259,400
Other accrued expenses                                       182,372                 98,913                804,233
-------------------------------------------------------------------------------------------------------------------
Total liabilities                                        151,681,687              5,955,488          1,973,312,929
-------------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding shares           $  941,553,876         $1,280,668,810         $5,265,889,443
-------------------------------------------------------------------------------------------------------------------

REPRESENTED BY
Shares of beneficial interest -- $.01 par value       $           --         $   12,838,297         $    5,202,876
Additional paid-in capital                                        --          1,270,429,161          5,487,191,679
Undistributed net investment income                               --                     --            105,401,535
Accumulated net realized gain (loss)                              --             (2,598,648)          (301,224,810)
Unrealized appreciation (depreciation) on
  investments
  and on translation of assets and liabilities in
  foreign currencies                                              --                     --            (30,681,837)
Partners' capital                                        941,553,876                     --                     --
-------------------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to
  outstanding shares                                  $  941,553,876         $1,280,668,810         $5,265,889,443
-------------------------------------------------------------------------------------------------------------------
Outstanding shares of beneficial interest                 90,580,394          1,283,829,653            520,287,613
-------------------------------------------------------------------------------------------------------------------
Net asset value per share                             $        10.39         $         1.00         $        10.12
-------------------------------------------------------------------------------------------------------------------
*Including securities on loan, at value               $   53,464,283         $           --         $  916,236,824
-------------------------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT  189

STATEMENTS OF ASSETS AND LIABILITIES (continued) -------------------------------

                                                    RIVERSOURCE VP --      RIVERSOURCE VP --      RIVERSOURCE VP --
                                                       DIVERSIFIED              DYNAMIC                 GLOBAL
                                                      EQUITY INCOME              EQUITY                  BOND
JUNE 30, 2009 (UNAUDITED)                                  FUND                   FUND                   FUND
ASSETS
Investments in securities, at value
  Unaffiliated issuers*
  (identified cost $3,448,585,998, $1,343,336,251
    and $1,331,161,717)                               $3,002,336,835         $1,225,322,818         $1,367,429,905
  Affiliated money market fund
  (identified cost $32,348,687, $2,852,806 and
    $36,579,015)                                          32,348,687              2,852,806             36,579,015
  Investments of cash collateral received for
  securities on loan
  (identified cost $519,525,249, $195,864,667 and
    $47,884,561)                                         519,525,249            195,864,667             47,884,561
-------------------------------------------------------------------------------------------------------------------
Total investments in securities
  (identified cost $4,000,459,934, $1,542,053,724
    and $1,415,625,293)                                3,554,210,771          1,424,040,291          1,451,893,481
Cash                                                         132,256                     --                     --
Capital shares receivable                                  1,585,086                 25,080                708,553
Foreign currency holdings
  (identified cost $--, $-- and $44,752,054)                      --                     --             46,985,568
Dividends and accrued interest receivable                  3,481,210              2,360,991             21,778,169
Receivable for investment securities sold                         --             20,263,506            108,750,752
Unrealized appreciation on forward foreign
  currency contracts                                              --                     --                185,389
-------------------------------------------------------------------------------------------------------------------
Total assets                                           3,559,409,323          1,446,689,868          1,630,301,912
-------------------------------------------------------------------------------------------------------------------
LIABILITIES
Disbursements in excess of cash                                   --                     --                 59,999
Capital shares payable                                     3,333,061              2,024,092              1,575,037
Payable for investment securities purchased                       --             18,831,214             19,125,543
Payable for securities purchased on a forward-
  commitment basis                                                --                     --              2,231,179
Payable upon return of securities loaned                 519,525,249            195,864,667             47,884,561
Variation margin payable on futures contracts                     --                 31,350                 13,928
Unrealized depreciation on forward foreign
  currency contracts                                              --                     --              1,033,183
Accrued investment management services fees                1,541,327                650,876                887,148
Accrued distribution fees                                    335,698                136,731                167,815
Accrued transfer agency fees                                 161,130                 65,629                 80,549
Accrued administrative services fees                         140,261                 61,266                100,551
Other accrued expenses                                       469,833                230,806                235,836
-------------------------------------------------------------------------------------------------------------------
Total liabilities                                        525,506,559            217,896,631             73,395,329
-------------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding shares           $3,033,902,764         $1,228,793,237         $1,556,906,583
-------------------------------------------------------------------------------------------------------------------

REPRESENTED BY
Shares of beneficial interest -- $.01 par value       $           --         $           --         $    1,424,285
Additional paid-in capital                                        --                     --          1,556,868,585
Excess of distributions over net investment income                --                     --             (5,767,321)
Accumulated net realized gain (loss)                              --                     --            (36,157,172)
Unrealized appreciation (depreciation) on
  investments
  and on translation of assets and liabilities in
  foreign currencies                                              --                     --             40,538,206
Partners' capital                                      3,033,902,764          1,228,793,237                     --
-------------------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to
  outstanding shares                                  $3,033,902,764         $1,228,793,237         $1,556,906,583
-------------------------------------------------------------------------------------------------------------------
Outstanding shares of beneficial interest                337,491,667             92,405,441            142,428,480
-------------------------------------------------------------------------------------------------------------------
Net asset value per share                             $         8.99         $        13.30         $        10.93
-------------------------------------------------------------------------------------------------------------------
*Including securities on loan, at value               $  501,981,802         $  188,671,518         $   67,757,363
-------------------------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
190  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                                    RIVERSOURCE VP --      RIVERSOURCE VP --      RIVERSOURCE VP --
                                                     GLOBAL INFLATION          HIGH YIELD               INCOME
                                                        PROTECTED                 BOND              OPPORTUNITIES
JUNE 30, 2009 (UNAUDITED)                            SECURITIES FUND              FUND                   FUND
ASSETS
Investments in securities, at value
  Unaffiliated issuers*
  (identified cost $1,137,289,880, $679,649,819
    and $1,185,866,992)                               $1,127,394,032         $  644,108,685         $1,181,367,754
  Affiliated money market fund
  (identified cost $57,416,315, $14,232,946 and
    $10,284,684)                                          57,416,315             14,232,946             10,284,684
  Investments of cash collateral received for
  securities on loan
  (identified cost $43,013,353, $35,823,837 and
    $75,217,303)                                          43,013,353             35,823,837             75,217,303
-------------------------------------------------------------------------------------------------------------------
Total investments in securities
  (identified cost $1,237,719,548, $729,706,602
    and $1,271,368,979)                                1,227,823,700            694,165,468          1,266,869,741
Cash                                                              --                    192                     96
Capital shares receivable                                  1,995,164                133,058              1,715,654
Foreign currency holdings
  (identified cost $776,406, $-- and $ -- )                  748,876                     --                     --
Dividends and accrued interest receivable                 10,154,315             13,287,804             21,365,216
Receivable for investment securities sold                153,079,389             13,772,014             14,068,334
Unrealized appreciation on forward foreign
  currency contracts                                         250,392                     --                     --
Margin deposits on futures contracts                         590,400                     --                     --
-------------------------------------------------------------------------------------------------------------------
Total assets                                           1,394,642,236            721,358,536          1,304,019,041
-------------------------------------------------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                     1,023,839              1,077,790              1,040,722
Payable for investment securities purchased              211,882,233              4,853,166            151,745,950
Payable for securities purchased on a forward-
  commitment basis                                                --              6,794,590             10,657,960
Payable upon return of securities loaned                  43,013,353             35,823,837             75,217,303
Variation margin payable on futures contracts                 77,906                     --                     --
Unrealized depreciation on forward foreign
  currency contracts                                       1,644,221                     --                     --
Accrued investment management services fees                  418,532                343,884                551,295
Accrued distribution fees                                    119,466                 72,858                113,120
Accrued transfer agency fees                                  57,342                 34,970                 54,296
Accrued administrative services fees                          63,916                 40,077                 60,869
Other accrued expenses                                       189,067                117,876                161,185
-------------------------------------------------------------------------------------------------------------------
Total liabilities                                        258,489,875             49,159,048            239,602,700
-------------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding shares           $1,136,152,361         $  672,199,488         $1,064,416,341
-------------------------------------------------------------------------------------------------------------------

REPRESENTED BY
Shares of beneficial interest -- $.01 par value            1,256,428         $    1,180,938         $    1,138,594
Additional paid-in capital                             1,253,453,758          1,034,735,676          1,130,483,219
Undistributed (excess of distributions over) net
  investment income                                      (75,086,397)            31,500,404             43,206,786
Accumulated net realized gain (loss)                     (32,840,373)          (359,676,396)          (105,913,020)
Unrealized appreciation (depreciation) on
  investments
  and on translation of assets and liabilities in
  foreign currencies                                     (10,631,055)           (35,541,134)            (4,499,238)
-------------------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to
  outstanding shares                                  $1,136,152,361         $  672,199,488         $1,064,416,341
-------------------------------------------------------------------------------------------------------------------
Outstanding shares of beneficial interest                125,642,793            118,093,754            113,859,414
-------------------------------------------------------------------------------------------------------------------
Net asset value per share                             $         9.04         $         5.69         $         9.35
-------------------------------------------------------------------------------------------------------------------
*Including securities on loan, at value               $   96,484,217         $   34,998,217         $   73,726,171
-------------------------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT  191

STATEMENTS OF ASSETS AND LIABILITIES (continued) -------------------------------

                                                    RIVERSOURCE VP --      RIVERSOURCE VP --      RIVERSOURCE VP --
                                                         MID CAP                MID CAP                S&P 500
                                                          GROWTH                 VALUE                  INDEX
JUNE 30, 2009 (UNAUDITED)                                  FUND                   FUND                   FUND
ASSETS
Investments in securities, at value
  Unaffiliated issuers*
  (identified cost $333,878,696, $343,587,423 and
    $227,058,824)                                      $307,374,593           $267,207,589           $190,268,023
  Affiliated money market fund
  (identified cost $7,226,739, $2,887,096 and
    $1,368,569)                                           7,226,739              2,887,096              1,368,569
  Investments of cash collateral received for
  securities on loan
  (identified cost $80,307,776, $39,121,076 and
    $19,647,400)                                         80,307,776             39,121,076             19,647,400
-------------------------------------------------------------------------------------------------------------------
Total investments in securities
  (identified cost $421,413,211, $385,595,595 and
    $248,074,793)                                       394,909,108            309,215,761            211,283,992
Cash                                                             --                    141                     --
Capital shares receivable                                   213,058                 98,275                162,128
Dividends and accrued interest receivable                   176,146                476,754                300,415
Receivable for investment securities sold                 4,603,424                436,876                178,688
-------------------------------------------------------------------------------------------------------------------
Total assets                                            399,901,736            310,227,807            211,925,223
-------------------------------------------------------------------------------------------------------------------
LIABILITIES
Options contracts written, at value (premium
  received $26,950, $-- and $ -- )                           12,455                     --                     --
Capital shares payables                                     438,361                252,946                294,529
Payable for investment securities purchased               1,320,433                     --                206,704
Payable upon return of securities loaned                 80,307,776             39,121,076             19,647,400
Variation margin payable on futures contracts                    --                     --                  8,550
Accrued investment management services fees                 198,634                168,902                 37,377
Accrued distribution fees                                    35,471                 30,161                 21,237
Accrued administrative services fees                         17,025                 14,477                 10,193
Accrued transfer agency fees                                 17,025                 14,477                 10,193
Other accrued expenses                                      122,634                 61,212                131,224
-------------------------------------------------------------------------------------------------------------------
Total liabilities                                        82,469,814             39,663,251             20,367,407
-------------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding shares            $317,431,922           $270,564,556           $191,557,816
-------------------------------------------------------------------------------------------------------------------

REPRESENTED BY
Partners' capital                                      $317,431,922           $270,564,556           $191,557,816
-------------------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to
  outstanding shares                                   $317,431,922           $270,564,556           $191,557,816
-------------------------------------------------------------------------------------------------------------------
Outstanding shares of beneficial interest                34,220,024             39,649,501             31,202,740
-------------------------------------------------------------------------------------------------------------------
Net asset value per share                              $       9.28           $       6.82           $       6.14
-------------------------------------------------------------------------------------------------------------------
*Including securities on loan, at value                $ 76,955,207           $ 37,828,332           $ 18,902,456
-------------------------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
192  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                                      RIVERSOURCE VP --                          SELIGMAN VP --
                                                        SHORT DURATION       SELIGMAN VP --        LARGER-CAP
                                                       U.S. GOVERNMENT           GROWTH               VALUE
JUNE 30, 2009 (UNAUDITED)                                    FUND                 FUND                FUND
ASSETS
Investments in securities, at value
  Unaffiliated issuers*
  (identified cost $496,684,872, $268,575,877 and
    $10,658,615)                                         $492,933,332         $283,290,254         $10,916,600
  Affiliated money market fund
  (identified cost $24,786,609, $3,636,626 and
    $479,592)                                              24,786,609            3,636,626             479,592
  Investments of cash collateral received for
  securities on loan
  (identified cost $54,107,755, $43,766,308 and
    $1,331,420)                                            54,107,755           43,766,308           1,331,420
---------------------------------------------------------------------------------------------------------------
Total investments in securities
  (identified cost $575,579,236, $315,978,811 and
    $12,469,627)                                          571,827,696          330,693,188          12,727,612
Capital shares receivable                                     224,755               60,594              21,202
Cash                                                               --                   --                  --
Dividends and accrued interest receivable                   2,344,691              240,308              14,765
Receivable for investment securities sold                  52,347,536            2,104,832                  --
Variations margin receivable on futures contracts              45,345                   --                  --
---------------------------------------------------------------------------------------------------------------
Total assets                                              626,790,023          333,098,922          12,763,579
---------------------------------------------------------------------------------------------------------------
LIABILITIES
Forward sale commitments at value (proceeds
  receivable $28,506,172, $-- and $ -- )                   28,634,067                   --                  --
Disbursements in excess of cash                                    76                   --                  --
Capital shares payable                                        686,526              479,518              23,033
Payable for investment securities purchased                21,514,047              827,837             223,185
Payable for securities purchased on a forward-
  commitment basis                                         34,124,165                   --                  --
Payable upon return of securities loaned                   54,107,755           43,766,308           1,331,420
Accrued investment management services fees                   205,786              153,147               5,667
Accrued distribution fees                                      53,591               31,906               1,181
Accrued transfer agency fees                                   25,723               15,314                 567
Accrued administrative services fees                           30,010               15,314                 567
Other accrued expenses                                         96,047               77,157              21,064
---------------------------------------------------------------------------------------------------------------
Total liabilities                                         139,477,793           45,366,501           1,606,684
---------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding shares              $487,312,230         $287,732,421         $11,156,895
---------------------------------------------------------------------------------------------------------------

REPRESENTED BY
Shares of beneficial interest -- $.01 par value          $    491,367         $         --         $        --
Additional paid-in capital                                511,794,656                   --                  --
Undistributed net investment income                         5,715,247                   --                  --
Accumulated net realized gain (loss)                      (26,447,853)                  --                  --
Unrealized appreciation (depreciation) on
  investments
  and on translation of assets and liabilities in
  foreign currencies                                       (4,241,187)                  --                  --
Partners' capital                                                  --         $287,732,421         $11,156,895
---------------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to
  outstanding shares                                      487,312,230         $287,732,421         $11,156,895
---------------------------------------------------------------------------------------------------------------
Outstanding shares of beneficial interest                  49,136,749           60,373,442           1,604,212
---------------------------------------------------------------------------------------------------------------
Net asset value per share                                $       9.92         $       4.77         $      6.95
---------------------------------------------------------------------------------------------------------------
*Including securities on loan, at value                  $ 74,979,033         $ 42,431,487         $ 1,277,098
---------------------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT  193

STATEMENTS OF ASSETS AND LIABILITIES (continued) -------------------------------

                                                    SELIGMAN VP --      THREADNEEDLE VP --      THREADNEEDLE VP --
                                                      SMALLER-CAP            EMERGING              INTERNATIONAL
                                                         VALUE                MARKETS               OPPORTUNITY
JUNE 30, 2009 (UNAUDITED)                                FUND                  FUND                    FUND
ASSETS
Investments in securities, at value
  Unaffiliated issuers*
  (identified cost $53,700,702, $660,794,497 and
    $508,560,320)                                     $68,104,105         $  807,966,518           $ 493,645,104
  Affiliated money market fund
  (identified cost $294,258, $19,101,749 and
    $9,068,672)                                           294,258             19,101,749               9,068,672
  Investments of cash collateral received for
  securities on loan
  (identified cost $12,768,835, $33,261,918 and
    $44,542,174)                                       12,768,835             33,261,918              44,542,174
------------------------------------------------------------------------------------------------------------------
Total investments in securities
  (identified cost $66,763,795, $713,158,164 and
    $562,171,166)                                      81,167,198            860,330,185             547,255,950
Cash                                                           --                133,868                      --
Foreign currency holdings
  (identified cost $ -- , $4,354,044 and $889,014)             --              4,349,974                 886,040
Capital shares receivable                                  14,647                827,836                  25,120
Dividends and accrued interest receivable                  11,815              2,450,795                 822,483
Receivable for investment securities sold                      --            111,125,270               3,644,807
Unrealized appreciation on forward foreign
  currency contracts                                           --                     --                   1,278
Reclaims receivable                                            --                     --               1,419,604
------------------------------------------------------------------------------------------------------------------
Total assets                                           81,193,660            979,217,928             554,055,282
------------------------------------------------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                     98,378              1,086,178                 868,069
Payable for investment securities purchased               153,911             16,405,074               4,677,672
Payable upon return of securities loaned               12,768,835             33,261,918              44,542,174
Unrealized depreciation on forward foreign
  currency contracts                                           --                212,826                      --
Accrued investment management services fees                47,946                882,974                 352,669
Accrued distribution fees                                   7,586                102,967                  56,041
Accrued transfer agency fees                                3,641                 49,422                  26,899
Accrued administrative services fees                        4,855                 63,971                  35,814
Other accrued expenses                                    102,116                244,246                 144,393
------------------------------------------------------------------------------------------------------------------
Total liabilities                                      13,187,268             52,309,576              50,703,731
------------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding shares           $68,006,392         $  926,908,352           $ 503,351,551
------------------------------------------------------------------------------------------------------------------

REPRESENTED BY
Shares of beneficial interest -- $.01 par value       $        --         $      810,217           $     562,936
Additional paid-in capital                                     --          1,094,539,956             924,067,417
Undistributed net investment income                            --              1,897,590               1,550,938
Accumulated net realized gain (loss)                           --           (317,464,503)           (408,129,289)
Unrealized appreciation (depreciation) on
  investments
  and on translation of assets and liabilities in
  foreign currencies                                           --            147,125,092             (14,700,451)
Partners' capital                                      68,006,392                     --                      --
------------------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to
  outstanding shares                                  $68,006,392         $  926,908,352           $ 503,351,551
------------------------------------------------------------------------------------------------------------------
Outstanding shares of beneficial interest               9,462,304             81,021,733              56,293,568
------------------------------------------------------------------------------------------------------------------
Net asset value per share                             $      7.19         $        11.44           $        8.94
------------------------------------------------------------------------------------------------------------------
*Including securities on loan, at value               $12,395,761         $   29,092,170           $  41,843,408
------------------------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
194  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT

STATEMENTS OF OPERATIONS -------------------------------------------------------


                                                          RIVERSOURCE         RIVERSOURCE         RIVERSOURCE
                                                        PARTNERS VP --      PARTNERS VP --      PARTNERS VP --
                                                          FUNDAMENTAL           SELECT             SMALL CAP
SIX MONTHS ENDED JUNE 30, 2009 (UNAUDITED)                VALUE FUND          VALUE FUND          VALUE FUND
INVESTMENT INCOME
Income:
Dividends                                                $  8,877,385         $   151,722        $  7,929,105
Interest                                                      398,497                   3                  --
Income distributions from affiliated money market fund        120,460                 503             194,143
Fee income from securities lending                            294,433                  --             492,738
  Less foreign taxes withheld                                (138,314)               (173)            (32,570)
--------------------------------------------------------------------------------------------------------------
Total income                                                9,552,461             152,055           8,583,416
--------------------------------------------------------------------------------------------------------------
Expenses:
Investment management services fees                         2,867,925              48,593           4,438,713
Distribution fees                                             560,012               6,874             560,752
Transfer agency fees                                          268,797               3,299             269,152
Administrative services fees                                  258,486               3,299             348,662
Compensation of board members                                  15,178                 182              15,075
Custodian fees                                                 24,265              33,740              34,700
Printing and postage                                           20,570                 374              50,750
Professional fees                                              11,396               5,603              10,672
Other                                                          23,288               1,887              22,210
--------------------------------------------------------------------------------------------------------------
Total expenses                                              4,049,917             103,851           5,750,686
  Expenses waived/reimbursed by the Investment Manager
    and its affiliates                                             --             (35,458)           (128,045)
--------------------------------------------------------------------------------------------------------------
Total net expenses                                          4,049,917              68,393           5,622,641
--------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                             5,502,544              83,662           2,960,775
--------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Security transactions                                   (95,885,580)         (3,059,833)        (95,040,760)
  Foreign currency transactions                               (68,522)                 61                  --
--------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                   (95,954,102)         (3,059,772)        (95,040,760)
Net change in unrealized appreciation (depreciation)
  on investments
  and on translation of assets and liabilities in
  foreign currencies                                      154,136,161           3,602,854         157,697,283
--------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies      58,182,059             543,082          62,656,523
--------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                             $ 63,684,603         $   626,744        $ 65,617,298
--------------------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT  195

STATEMENTS OF OPERATIONS (continued) -------------------------------------------




                                                                           RIVERSOURCE VP --      RIVERSOURCE VP --
                                                    RIVERSOURCE VP --             CASH               DIVERSIFIED
                                                         BALANCED              MANAGEMENT                BOND
SIX MONTHS ENDED JUNE 30, 2009 (UNAUDITED)                 FUND                   FUND                   FUND
INVESTMENT INCOME
Income:
Dividends                                             $   9,027,149           $        --           $          --
Interest                                                  8,652,139             4,910,027             124,602,051
Income distributions from affiliated money market
  fund                                                       75,249                    --                 611,065
Fee income from securities lending                          134,183                    --               1,308,037
  Less foreign taxes withheld                               (16,491)                   --                  (9,976)
-------------------------------------------------------------------------------------------------------------------
Total income                                             17,872,229             4,910,027             126,511,177
-------------------------------------------------------------------------------------------------------------------
Expenses:
Investment management services fees                       1,921,414             2,407,141              10,430,372
Distribution fees                                           562,026               929,567               2,989,706
Transfer agency fees                                        269,763               446,184               1,435,010
Administrative services fees                                259,679               409,013               1,381,823
Compensation of board members                                14,883                24,269                  80,730
Custodian fees                                               58,922                25,300                  83,300
Printing and postage                                          7,250               112,600                 358,200
Professional fees                                            31,158                21,244                  44,119
Temporary Guarantee Program participation fees                   --               409,160                      --
Other                                                        31,007                18,420                 112,768
-------------------------------------------------------------------------------------------------------------------
Total expenses                                            3,156,102             4,802,898              16,916,028
  Expenses waived/reimbursed by the Investment
    Manager and its affiliates                                   --              (777,038)                     --
-------------------------------------------------------------------------------------------------------------------
Total net expenses                                        3,156,102             4,025,860              16,916,028
-------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                          14,716,127               884,167             109,595,149
-------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Security transactions                                (143,986,296)           (1,810,037)            (99,408,499)
  Foreign currency transactions                              (6,486)                   --                (981,958)
  Futures contracts                                      (6,819,352)                   --             (16,450,633)
  Swap transactions                                          27,872                    --                 207,886
-------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                (150,784,262)           (1,810,037)           (116,633,204)
Net change in unrealized appreciation
  (depreciation) on investments
  and on translation of assets and liabilities in
  foreign currencies                                    181,410,611                   243             366,349,779
-------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments and foreign
  currencies                                             30,626,349            (1,809,794)            249,716,575
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     $  45,342,476           $  (925,627)          $ 359,311,724
-------------------------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
196  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------





                                                    RIVERSOURCE VP --      RIVERSOURCE VP --      RIVERSOURCE VP --
                                                       DIVERSIFIED              DYNAMIC                 GLOBAL
                                                      EQUITY INCOME              EQUITY                  BOND
SIX MONTHS ENDED JUNE 30, 2009 (UNAUDITED)                 FUND                   FUND                   FUND
INVESTMENT INCOME
Income:
Dividends                                             $  43,390,202          $  15,814,658           $         --
Interest                                                    195,494                     --             29,668,645
Income distributions from affiliated money market
  fund                                                      140,893                 41,565                 49,159
Fee income from securities lending                          754,891              1,929,208                103,658
  Less foreign taxes withheld                              (230,368)                    --                     --
-------------------------------------------------------------------------------------------------------------------
Total income                                             44,251,112             17,785,431             29,821,462
-------------------------------------------------------------------------------------------------------------------
Expenses:
Investment management services fees                       6,139,500              2,396,988              4,710,195
Distribution fees                                         1,697,843                737,600                887,161
Transfer agency fees                                        814,937                354,036                425,823
Administrative services fees                                715,658                332,189                533,997
Compensation of board members                                45,070                 19,386                 23,816
Custodian fees                                               47,750                 27,140                137,660
Printing and postage                                         98,550                 23,402                 99,550
Professional fees                                            25,600                 25,839                 21,185
Other                                                        68,387                 22,190                114,826
-------------------------------------------------------------------------------------------------------------------
Total expenses                                            9,653,295              3,938,770              6,954,213
  Expenses waived/reimbursed by the Investment
    Manager and its affiliates                                   --                     --               (138,095)
-------------------------------------------------------------------------------------------------------------------
Total net expenses                                        9,653,295              3,938,770              6,816,118
-------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                          34,597,817             13,846,661             23,005,344
-------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Security transactions                                (626,649,576)          (185,095,488)           (17,805,580)
  Foreign currency transactions                              (8,017)                    --               (806,432)
  Futures contracts                                              --             (6,027,299)            (2,785,879)
-------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                (626,657,593)          (191,122,787)           (21,397,891)
Net change in unrealized appreciation
  (depreciation) on investments
  and on translation of assets and liabilities in
  foreign currencies                                    655,050,770            168,498,942             70,152,092
-------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments and foreign
  currencies                                             28,393,177            (22,623,845)            48,754,201
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     $  62,990,994          $  (8,777,184)          $ 71,759,545
-------------------------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT  197

STATEMENTS OF OPERATIONS (continued) -------------------------------------------





                                                    RIVERSOURCE VP --      RIVERSOURCE VP --      RIVERSOURCE VP --
                                                     GLOBAL INFLATION          HIGH YIELD               INCOME
                                                        PROTECTED                 BOND              OPPORTUNITIES
SIX MONTHS ENDED JUNE 30, 2009 (UNAUDITED)           SECURITIES FUND              FUND                   FUND
INVESTMENT INCOME
Income:
Interest                                               $  2,613,193           $ 32,485,165           $ 46,913,309
Income distributions from affiliated money market
  fund                                                       75,675                 45,396                 62,271
Fee income from securities lending                           76,126                 70,479                110,834
  Less foreign taxes withheld                                (1,569)                    --                     --
-------------------------------------------------------------------------------------------------------------------
Total income                                              2,763,425             32,601,040             47,086,414
-------------------------------------------------------------------------------------------------------------------
Expenses:
Investment management services fees                       2,220,059              1,699,240              2,658,538
Distribution fees                                           631,757                360,013                544,938
Transfer agency fees                                        303,233                172,800                261,561
Administrative services fees                                340,164                199,600                295,615
Compensation of board members                                17,102                  9,797                 14,922
Custodian fees                                               35,250                  1,922                 34,675
Printing and postage                                         78,700                  2,063                 22,350
Professional fees                                            17,067                    907                 14,976
Other                                                        23,733                    977                 22,600
-------------------------------------------------------------------------------------------------------------------
Total expenses                                            3,667,065              2,447,319              3,870,175
-------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                            (903,640)            30,153,721             43,216,239
-------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Security transactions                                  (4,562,395)           (64,665,742)           (38,043,779)
  Foreign currency transactions                         (19,206,607)                    --                     --
  Futures contracts                                         363,870                     --                     --
-------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                 (23,405,132)           (64,665,742)           (38,043,779)
Net change in unrealized appreciation
  (depreciation) on investments
  and on translation of assets and liabilities in
  foreign currencies                                     53,520,164            192,075,169            186,520,569
-------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments and foreign
  currencies                                             30,115,032            127,409,427            148,476,790
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                      $ 29,211,392           $157,563,148           $191,693,029
-------------------------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
198  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------





                                                    RIVERSOURCE VP --      RIVERSOURCE VP --      RIVERSOURCE VP --
                                                         MID CAP                MID CAP                S&P 500
                                                          GROWTH                 VALUE                  INDEX
SIX MONTHS ENDED JUNE 30, 2009 (UNAUDITED)                 FUND                   FUND                   FUND
INVESTMENT INCOME
Income:
Dividends                                              $    884,537           $  3,283,100           $ 2,370,462
Interest                                                         --                  7,717                    56
Income distributions from affiliated money market
  fund                                                       12,290                 10,870                 4,719
Fee income from securities lending                          471,140                124,617               128,641
  Less foreign taxes withheld                                (3,367)               (17,656)                   --
-------------------------------------------------------------------------------------------------------------------
Total income                                              1,364,600              3,408,648             2,503,878
-------------------------------------------------------------------------------------------------------------------
Expenses:
Investment management services fees                       1,085,562                676,130               195,634
Distribution fees                                           170,205                151,437               111,157
Transfer agency fees                                         81,696                 72,687                53,354
Administrative services fees                                 81,696                 72,687                53,354
Compensation of board members                                 4,579                  4,027                 2,946
Custodian fees                                               19,700                  7,994                 9,666
Printing and postage                                          2,800                  3,725                 3,361
Licensing fees                                                   --                     --                14,480
Professional fees                                             7,952                  4,264                 4,006
Other                                                         9,165                  3,220                 1,095
-------------------------------------------------------------------------------------------------------------------
Total expenses                                            1,463,355                996,171               449,053
-------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                             (98,755)             2,412,477             2,054,825
-------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Security transactions                                 (53,854,212)           (26,008,090)           (3,977,185)
  Foreign currency transactions                                  --                  1,751                    --
  Futures contracts                                              --                     --               203,130
  Options contracts written                                 114,271                     --                    --
-------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                 (53,739,941)           (26,006,339)           (3,774,055)
Net change in unrealized appreciation
  (depreciation) on investments
  and on translation of assets and liabilities in
  foreign currencies                                    129,624,627             42,265,418             6,520,778
-------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments and foreign
  currencies                                             75,884,686             16,259,079             2,746,723
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                      $ 75,785,931           $ 18,671,556           $ 4,801,548
-------------------------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT  199

STATEMENTS OF OPERATIONS (continued) -------------------------------------------





                                                      RIVERSOURCE VP --                          SELIGMAN VP --
                                                        SHORT DURATION       SELIGMAN VP --        LARGER-CAP
                                                       U.S. GOVERNMENT           GROWTH               VALUE
SIX MONTHS ENDED JUNE 30, 2009 (UNAUDITED)                   FUND                 FUND                FUND
INVESTMENT INCOME
Income:
Dividends                                                $        --          $  3,816,836          $ 117,440
Interest                                                   7,559,805                    83                341
Income distributions from affiliated money market
  fund                                                        42,163                19,268                342
Fee income from securities lending                           159,984                78,382              1,769
  Less foreign taxes withheld                                   (133)              (14,102)                --
---------------------------------------------------------------------------------------------------------------
Total income                                               7,761,819             3,900,467            119,892
---------------------------------------------------------------------------------------------------------------
Expenses:
Investment management services fees                        1,185,105               662,203             23,678
Distribution fees                                            308,624               166,351              5,726
Transfer agency fees                                         148,135                79,846              2,748
Administrative services fees                                 172,789                79,846              2,748
Compensation of board members                                  8,190                 4,424                154
Custodian fees                                                 8,156                12,100              3,320
Printing and postage                                           9,521                 4,999                561
Professional fees                                              6,413                12,293             19,752
Other                                                          5,066                 5,124              1,764
---------------------------------------------------------------------------------------------------------------
Total expenses                                             1,851,999             1,027,186             60,451
  Expenses waived/reimbursed by the Investment
    Manager and its affiliates                                    --                    --            (16,618)
---------------------------------------------------------------------------------------------------------------
Total net expenses                                         1,851,999             1,027,186             43,833
---------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                            5,909,820             2,873,281             76,059
---------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Security transactions                                   (8,880,550)          (27,808,673)          (297,700)
  Foreign currency transactions                                   --                  (703)                --
  Futures contracts                                         (965,804)                   --                 --
---------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                   (9,846,354)          (27,809,376)          (297,700)
Net change in unrealized appreciation (depreciation)
  on investments
  and on translation of assets and liabilities in
  foreign currencies                                      18,234,264            55,592,563            720,062
---------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments and foreign
  currencies                                               8,387,910            27,783,187            422,362
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                             $14,297,730          $ 30,656,468          $ 498,421
---------------------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
200  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------





                                                    SELIGMAN VP --      THREADNEEDLE VP --      THREADNEEDLE VP --
                                                      SMALLER-CAP            EMERGING              INTERNATIONAL
                                                         VALUE                MARKETS               OPPORTUNITY
SIX MONTHS ENDED JUNE 30, 2009 (UNAUDITED)               FUND                  FUND                    FUND
INVESTMENT INCOME
Income:
Dividends                                             $  163,133           $  9,550,386            $  10,860,338
Interest                                                      --                 93,609                       --
Income distributions from affiliated money market
  fund                                                       450                 28,727                    9,748
Fee income from securities lending                        11,927                106,145                  484,241
  Less foreign taxes withheld                                 --               (754,137)              (1,331,076)
------------------------------------------------------------------------------------------------------------------
Total income                                             175,510              9,024,730               10,023,251
------------------------------------------------------------------------------------------------------------------
Expenses:
Investment management services fees                      219,298              4,188,787                2,175,319
Distribution fees                                         38,511                479,102                  295,101
Transfer agency fees                                      18,484                229,961                  141,644
Administrative services fees                              24,647                299,857                  188,744
Compensation of board members                              1,015                 12,769                    7,816
Custodian fees                                             9,016                202,500                   45,172
Printing and postage                                       1,098                 31,140                    8,620
Professional fees                                          2,827                 32,002                   12,304
Other                                                        741                 34,758                    8,126
------------------------------------------------------------------------------------------------------------------
Total expenses                                           315,637              5,510,876                2,882,846
------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                         (140,127)             3,513,854                7,140,405
------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Security transactions                                1,482,780            (32,463,257)            (100,299,143)
  Foreign currency transactions                               --             (1,323,639)                 219,172
------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                1,482,780            (33,786,896)            (100,079,971)
Net change in unrealized appreciation
  (depreciation) on investments
  and on translation of assets and liabilities in
  foreign currencies                                   4,572,964            250,470,984              114,482,412
------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments and foreign
  currencies                                           6,055,744            216,684,088               14,402,441
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     $5,915,617           $220,197,942            $  21,542,846
------------------------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT  201

STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------


                                              RIVERSOURCE PARTNERS VP --               RIVERSOURCE PARTNERS VP --
                                                FUNDAMENTAL VALUE FUND                     SELECT VALUE FUND
                                         SIX MONTHS ENDED        YEAR ENDED       SIX MONTHS ENDED        YEAR ENDED
                                           JUNE 30, 2009       DEC. 31, 2008        JUNE 30, 2009       DEC. 31, 2008
                                            (UNAUDITED)                              (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net           $    5,502,544       $   7,018,436         $    83,662         $    293,287
Net realized gain (loss) on investments      (95,954,102)        (49,916,811)         (3,059,772)          (3,312,231)
Net change in unrealized appreciation
  (depreciation) on investments and on
  translation of assets and liabilities
  in foreign currencies                      154,136,161        (374,390,848)          3,602,854           (4,560,598)
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                   63,684,603        (417,289,223)            626,744           (7,579,542)
---------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income                               --            (270,000)                 --                   --
  Net realized gain                                   --          (6,700,000)                 --             (175,100)
---------------------------------------------------------------------------------------------------------------------
Total distributions                                   --          (6,970,000)                 --             (175,100)
---------------------------------------------------------------------------------------------------------------------
Share transactions
Proceeds from sales                          188,366,095         515,420,706             880,414            2,361,233
Reinvestment of distributions at net
  asset value                                         --           6,970,000                  --              175,100
Payments for redemptions                     (30,971,784)        (41,756,104)         (1,887,398)          (9,277,128)
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
  share transactions                         157,394,311         480,634,602          (1,006,984)          (6,740,795)
---------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets      221,078,914          56,375,379            (380,240)         (14,495,437)
Net assets at beginning of period            842,343,177         785,967,798          12,020,194           26,515,631
---------------------------------------------------------------------------------------------------------------------
Net assets at end of period               $1,063,422,091       $ 842,343,177         $11,639,954         $ 12,020,194
---------------------------------------------------------------------------------------------------------------------




                                            RIVERSOURCE PARTNERS VP --                     RIVERSOURCE VP --
                                               SMALL CAP VALUE FUND                          BALANCED FUND
                                       SIX MONTHS ENDED        YEAR ENDED        SIX MONTHS ENDED        YEAR ENDED
                                         JUNE 30, 2009        DEC. 31, 2008        JUNE 30, 2009        DEC. 31, 2008
                                          (UNAUDITED)                               (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net         $    2,960,775       $    8,595,433        $  14,716,127       $   43,750,467
Net realized gain (loss) on
  investments                              (95,040,760)        (134,807,884)        (150,784,262)        (156,286,316)
Net change in unrealized appreciation
  (depreciation) on investments and
  on translation of assets and
  liabilities in foreign currencies        157,697,283         (234,540,066)         181,410,611         (331,171,177)
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                 65,617,298         (360,752,517)          45,342,476         (443,707,026)
---------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income                             --           (1,000,000)                  --           (3,400,000)
  Net realized gain                                 --          (37,200,000)                  --         (101,500,000)
---------------------------------------------------------------------------------------------------------------------
Total distributions                                 --          (38,200,000)                  --         (104,900,000)
---------------------------------------------------------------------------------------------------------------------
Share transactions
Proceeds from sales                         84,075,861          375,704,461           77,002,310            7,122,478
Reinvestment of distributions at net
  asset value                                       --           38,200,000                   --          104,900,000
Payments for redemptions                   (30,660,797)        (123,083,385)        (101,591,307)        (373,950,247)
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
  from share transactions                   53,415,064          290,821,076          (24,588,997)        (261,927,769)
---------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net
  assets                                   119,032,362         (108,131,441)          20,753,479         (810,534,795)
Net assets at beginning of period          916,220,603        1,024,352,044          920,800,397        1,731,335,192
---------------------------------------------------------------------------------------------------------------------
Net assets at end of period             $1,035,252,965       $  916,220,603        $ 941,553,876       $  920,800,397
---------------------------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
202  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


                                                 RIVERSOURCE VP --                         RIVERSOURCE VP --
                                               CASH MANAGEMENT FUND                      DIVERSIFIED BOND FUND
                                       SIX MONTHS ENDED        YEAR ENDED        SIX MONTHS ENDED         YEAR ENDED
                                         JUNE 30, 2009        DEC. 31, 2008        JUNE 30, 2009        DEC. 31, 2008
                                          (UNAUDITED)                               (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net         $      884,167       $   33,724,983       $  109,595,149       $   228,058,095
Net realized gain (loss) on
  investments                               (1,810,037)            (724,277)        (116,633,204)         (129,561,598)
Net change in unrealized appreciation
  (depreciation) on investments and
  on translation of assets and
  liabilities in foreign currencies                243              285,757          366,349,779          (421,533,518)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                   (925,627)          33,286,463          359,311,724          (323,037,021)
----------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income                       (884,167)         (33,787,830)        (211,460,070)          (18,843,522)
----------------------------------------------------------------------------------------------------------------------
Share transactions
Proceeds from sales                        111,846,471          825,043,106          544,258,607         1,391,166,444
Fund merger (Note 12)                               --                   --                   --           107,047,001
Reinvestment of distributions at net
  asset value                               29,860,679            5,301,871          211,460,070            20,060,865
Payments for redemptions                  (532,033,682)        (494,563,858)        (117,290,077)       (1,050,180,702)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
  from share transactions                 (390,326,532)         335,781,119          638,428,600           468,093,608
----------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net
  assets                                  (392,136,326)         335,279,752          786,280,254           126,213,065
Net assets at beginning of period        1,672,805,136        1,337,525,384        4,479,609,189         4,353,396,124
----------------------------------------------------------------------------------------------------------------------
Net assets at end of period             $1,280,668,810       $1,672,805,136       $5,265,889,443       $ 4,479,609,189
----------------------------------------------------------------------------------------------------------------------
Undistributed net investment income     $           --       $           --       $  105,401,535       $   207,266,456
----------------------------------------------------------------------------------------------------------------------




                                                 RIVERSOURCE VP --                          RIVERSOURCE VP --
                                           DIVERSIFIED EQUITY INCOME FUND                  DYNAMIC EQUITY FUND
                                       SIX MONTHS ENDED         YEAR ENDED        SIX MONTHS ENDED         YEAR ENDED
                                         JUNE 30, 2009        DEC. 31, 2008         JUNE 30, 2009        DEC. 31, 2008
                                          (UNAUDITED)                                (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net         $   34,597,817       $    71,139,547       $   13,846,661       $    39,010,526
Net realized gain (loss) on
  investments                             (626,657,593)         (163,168,082)        (191,122,787)         (674,456,368)
Net change in unrealized appreciation
  (depreciation) on investments and
  on translation of assets and
  liabilities in foreign currencies        655,050,770        (1,632,125,733)         168,498,942          (467,833,319)
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                 62,990,994        (1,724,154,268)          (8,777,184)       (1,103,279,161)
-----------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income                             --            (2,681,000)                  --            (5,100,000)
  Net realized gain                                 --          (321,174,000)                  --          (249,100,000)
-----------------------------------------------------------------------------------------------------------------------
Total distributions                                 --          (323,855,000)                  --          (254,200,000)
-----------------------------------------------------------------------------------------------------------------------
Share transactions
Proceeds from sales                        335,321,737           844,760,547           12,965,191            20,953,772
Reinvestment of distributions at net
  asset value                                       --           323,855,000                   --           254,200,000
Payments for redemptions                  (129,521,906)         (434,273,004)        (123,985,753)         (592,444,446)
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
  from share transactions                  205,799,831           734,342,543         (111,020,562)         (317,290,674)
-----------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net
  assets                                   268,790,825        (1,313,666,725)        (119,797,746)       (1,674,769,835)
Net assets at beginning of period        2,765,111,939         4,078,778,664        1,348,590,983         3,023,360,818
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of period             $3,033,902,764       $ 2,765,111,939       $1,228,793,237       $ 1,348,590,983
-----------------------------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT  203

STATEMENTS OF CHANGES IN NET ASSETS (continued) --------------------------------


                                                                                           RIVERSOURCE VP --
                                                  RIVERSOURCE VP --                    GLOBAL INFLATION PROTECTED
                                                  GLOBAL BOND FUND                          SECURITIES FUND
                                        SIX MONTHS ENDED        YEAR ENDED        SIX MONTHS ENDED        YEAR ENDED
                                          JUNE 30, 2009        DEC. 31, 2008        JUNE 30, 2009       DEC. 31, 2008
                                           (UNAUDITED)                               (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net          $   23,005,344       $   52,151,805       $     (903,640)      $  38,559,788
Net realized gain (loss) on
  investments                               (21,397,891)          22,996,950          (23,405,132)         63,910,975
Net change in unrealized appreciation
  (depreciation) on investments and on
  translation of assets and
  liabilities in foreign currencies          70,152,092          (97,240,966)          53,520,164        (112,247,763)
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                  71,759,545          (22,092,211)          29,211,392          (9,777,000)
---------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income                     (10,430,312)        (101,536,316)        (140,925,993)        (24,214,171)
  Net realized gain                                  --             (696,821)             (70,216)                 --
---------------------------------------------------------------------------------------------------------------------
Total distributions                         (10,430,312)        (102,233,137)        (140,996,209)        (24,214,171)
---------------------------------------------------------------------------------------------------------------------
Share transactions
Proceeds from sales                         140,518,157          434,130,024          165,949,879         448,029,667
Reinvestment of distributions at net
  asset value                                10,430,312          102,538,452          140,996,209          24,214,171
Payments for redemptions                    (94,862,537)        (300,557,747)         (41,661,416)       (275,661,002)
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
  share transactions                         56,085,932          236,110,729          265,284,672         196,582,836
---------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net
  assets                                    117,415,165          111,785,381          153,499,855         162,591,665
Net assets at beginning of period         1,439,491,418        1,327,706,037          982,652,506         820,060,841
---------------------------------------------------------------------------------------------------------------------
Net assets at end of period              $1,556,906,583       $1,439,491,418       $1,136,152,361       $ 982,652,506
---------------------------------------------------------------------------------------------------------------------
Undistributed (excess of distributions
  over) net investment income            $   (5,767,321)      $  (18,342,353)      $  (75,086,397)      $  66,743,236
---------------------------------------------------------------------------------------------------------------------




                                                  RIVERSOURCE VP --                        RIVERSOURCE VP --
                                                HIGH YIELD BOND FUND                   INCOME OPPORTUNITIES FUND
                                        SIX MONTHS ENDED        YEAR ENDED        SIX MONTHS ENDED        YEAR ENDED
                                          JUNE 30, 2009        DEC. 31, 2008        JUNE 30, 2009       DEC. 31, 2008
                                           (UNAUDITED)                               (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net           $ 30,153,721        $   70,912,165       $   43,216,239       $  64,586,862
Net realized gain (loss) on
  investments                              (64,665,742)          (91,339,253)         (38,043,779)        (64,905,116)
Net change in unrealized appreciation
  (depreciation) on investments and on
  translation of assets and
  liabilities in foreign currencies        192,075,169          (177,154,890)         186,520,569        (172,328,148)
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                157,563,148          (197,581,978)         191,693,029        (172,646,402)
---------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income                    (66,133,408)           (2,526,513)         (61,732,606)         (1,441,598)
---------------------------------------------------------------------------------------------------------------------
Share transactions
Proceeds from sales                         34,604,020            11,283,853          172,154,523         303,818,279
Reinvestment of distributions at net
  asset value                               66,133,408             3,101,689           61,732,606           1,791,448
Payments for redemptions                   (42,537,167)         (324,017,444)         (54,969,025)       (111,764,178)
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
  share transactions                        58,200,261          (309,631,902)         178,918,104         193,845,549
---------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net
  assets                                   149,630,001          (509,740,393)         308,878,527          19,757,549
Net assets at beginning of period          522,569,487         1,032,309,880          755,537,814         735,780,265
---------------------------------------------------------------------------------------------------------------------
Net assets at end of period               $672,199,488        $  522,569,487       $1,064,416,341       $ 755,537,814
---------------------------------------------------------------------------------------------------------------------
Undistributed net investment income       $ 31,500,404        $   67,480,091       $   43,206,786       $  61,723,153
---------------------------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
204  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


                                                 RIVERSOURCE VP --                        RIVERSOURCE VP --
                                                MID CAP GROWTH FUND                       MID CAP VALUE FUND
                                        SIX MONTHS ENDED        YEAR ENDED       SIX MONTHS ENDED        YEAR ENDED
                                          JUNE 30, 2009       DEC. 31, 2008        JUNE 30, 2009       DEC. 31, 2008
                                           (UNAUDITED)                              (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net           $    (98,755)       $     (22,914)       $  2,412,477        $   3,221,484
Net realized gain (loss) on
  investments                              (53,739,941)         (43,721,542)        (26,006,339)         (50,742,817)
Net change in unrealized appreciation
  (depreciation) on investments and on
  translation of assets and
  liabilities in foreign currencies        129,624,627         (188,494,969)         42,265,418         (127,883,139)
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                 75,785,931         (232,239,425)         18,671,556         (175,404,472)
--------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income                             --              (87,000)                 --                   --
  Net realized gain                                 --           (3,250,000)                 --          (70,750,000)
--------------------------------------------------------------------------------------------------------------------
Total distributions                                 --           (3,337,000)                 --          (70,750,000)
--------------------------------------------------------------------------------------------------------------------
Share transactions
Proceeds from sales                         10,378,116            4,807,871          16,734,079          102,563,856
Reinvestment of distributions at net
  asset value                                       --            3,337,000                  --           70,750,000
Payments for redemptions                   (24,960,246)        (109,593,734)        (12,235,826)         (34,502,121)
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
  share transactions                       (14,582,130)        (101,448,863)          4,498,253          138,811,735
--------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net
  assets                                    61,203,801         (337,025,288)         23,169,809         (107,342,737)
Net assets at beginning of period          256,228,121          593,253,409         247,394,747          354,737,484
--------------------------------------------------------------------------------------------------------------------
Net assets at end of period               $317,431,922        $ 256,228,121        $270,564,556        $ 247,394,747
--------------------------------------------------------------------------------------------------------------------




                                                 RIVERSOURCE VP --                        RIVERSOURCE VP --
                                                 S&P 500 INDEX FUND              SHORT DURATION U.S. GOVERNMENT FUND
                                        SIX MONTHS ENDED        YEAR ENDED       SIX MONTHS ENDED        YEAR ENDED
                                          JUNE 30, 2009       DEC. 31, 2008        JUNE 30, 2009       DEC. 31, 2008
                                           (UNAUDITED)                              (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net           $  2,054,825        $   5,192,802        $  5,909,820        $  15,827,697
Net realized gain (loss) on
  investments                               (3,774,055)           2,665,464          (9,846,354)          (5,898,917)
Net change in unrealized appreciation
  (depreciation) on investments and on
  translation of assets and
  liabilities in foreign currencies          6,520,778         (132,388,098)         18,234,264          (23,825,138)
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                  4,801,548         (124,529,832)         14,297,730          (13,896,358)
--------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income                             --             (225,000)        (15,349,954)            (667,716)
  Net realized gain                                 --          (12,400,000)                 --                   --
--------------------------------------------------------------------------------------------------------------------
Total distributions                                 --          (12,625,000)        (15,349,954)            (667,716)
--------------------------------------------------------------------------------------------------------------------
Share transactions
Proceeds from sales                         11,651,541           17,266,128          48,933,358          150,978,752
Reinvestment of distributions at net
  asset value                                       --           12,625,000          15,349,954              793,658
Payments for redemptions                   (18,084,503)         (79,982,949)        (78,999,054)        (117,198,373)
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
  share transactions                        (6,432,962)         (50,091,821)        (14,715,742)          34,574,037
--------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net
  assets                                    (1,631,414)        (187,246,653)        (15,767,966)          20,009,963
Net assets at beginning of period          193,189,230          380,435,883         503,080,196          483,070,233
--------------------------------------------------------------------------------------------------------------------
Net assets at end of period               $191,557,816        $ 193,189,230        $487,312,230        $ 503,080,196
--------------------------------------------------------------------------------------------------------------------
Undistributed net investment income       $         --        $          --        $  5,715,247        $  15,155,381
--------------------------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT  205

STATEMENTS OF CHANGES IN NET ASSETS (continued) --------------------------------


                                                    SELIGMAN VP --                           SELIGMAN VP --
                                                     GROWTH FUND                         LARGER-CAP VALUE FUND
                                         SIX MONTHS ENDED        YEAR ENDED       SIX MONTHS ENDED        YEAR ENDED
                                           JUNE 30, 2009       DEC. 31, 2008        JUNE 30, 2009       DEC. 31, 2008
                                            (UNAUDITED)                              (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net            $  2,873,281        $   6,159,362         $    76,059         $    314,636
Net realized gain (loss) on investments     (27,809,376)        (210,569,865)           (297,700)          (6,038,882)
Net change in unrealized appreciation
  (depreciation) on investments and on
  translation of assets and liabilities
  in foreign currencies                      55,592,563          (36,397,828)            720,062           (1,346,321)
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                  30,656,468         (240,808,331)            498,421           (7,070,567)
---------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income                              --           (1,270,000)                 --              (12,000)
  Net realized gain                                  --                   --                  --             (385,000)
---------------------------------------------------------------------------------------------------------------------
Total distributions                                  --           (1,270,000)                 --             (397,000)
---------------------------------------------------------------------------------------------------------------------
Share transactions
Proceeds from sales                          10,332,321           41,680,826           2,390,109            2,613,396
Reinvestment of distributions at net
  asset value                                        --            1,270,000                  --              397,000
Payments for redemptions                    (28,604,560)        (152,810,028)         (1,455,059)          (7,630,576)
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
  share transactions                        (18,272,239)        (109,859,202)            935,050           (4,620,180)
---------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets      12,384,229         (351,937,533)          1,433,471          (12,087,747)
Net assets at beginning of period           275,348,192          627,285,725           9,723,424           21,811,171
---------------------------------------------------------------------------------------------------------------------
Net assets at end of period                $287,732,421        $ 275,348,192         $11,156,895         $  9,723,424
---------------------------------------------------------------------------------------------------------------------




                                                    SELIGMAN VP --                         THREADNEEDLE VP --
                                                SMALLER-CAP VALUE FUND                   EMERGING MARKETS FUND
                                         SIX MONTHS ENDED        YEAR ENDED       SIX MONTHS ENDED        YEAR ENDED
                                           JUNE 30, 2009       DEC. 31, 2008        JUNE 30, 2009       DEC. 31, 2008
                                            (UNAUDITED)                              (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net             $  (140,127)        $    211,668        $   3,513,854       $   8,954,171
Net realized gain (loss) on investments       1,482,780          (61,727,287)         (33,786,896)       (285,627,683)
Net change in unrealized appreciation
  (depreciation) on investments and on
  translation of assets and liabilities
  in foreign currencies                       4,572,964           10,270,793          250,470,984        (283,300,694)
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                   5,915,617          (51,244,826)         220,197,942        (559,974,206)
---------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income                              --                   --           (1,756,575)         (5,759,540)
  Net realized gain                                  --          (14,500,000)                  --        (144,377,140)
---------------------------------------------------------------------------------------------------------------------
Total distributions                                  --          (14,500,000)          (1,756,575)       (150,136,680)
---------------------------------------------------------------------------------------------------------------------
Share transactions
Proceeds from sales                           1,510,319            2,588,763          122,844,607         383,162,039
Reinvestment of distributions at net
  asset value                                        --           14,500,000            1,756,575         150,136,680
Payments for redemptions                     (7,817,055)         (43,734,868)        (129,033,804)        (72,251,442)
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
  share transactions                         (6,306,736)         (26,646,105)          (4,432,622)        461,047,277
---------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets        (391,119)         (92,390,931)         214,008,745        (249,063,609)
Net assets at beginning of period            68,397,511          160,788,442          712,899,607         961,963,216
---------------------------------------------------------------------------------------------------------------------
Net assets at end of period                 $68,006,392         $ 68,397,511        $ 926,908,352       $ 712,899,607
---------------------------------------------------------------------------------------------------------------------
Undistributed net investment income         $        --         $         --        $   1,897,590       $     140,311
---------------------------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
206  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


                                                                          THREADNEEDLE VP --
                                                                    INTERNATIONAL OPPORTUNITY FUND
                                                                 SIX MONTHS ENDED        YEAR ENDED
                                                                   JUNE 30, 2009        DEC. 31, 2008
                                                                    (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                    $   7,140,405       $   19,176,920
Net realized gain (loss) on investments                             (100,079,971)         (94,294,050)
Net change in unrealized appreciation (depreciation) on
  investments and on translation of assets and liabilities in
  foreign currencies                                                 114,482,412         (343,049,269)
-----------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations       21,542,846         (418,166,399)
-----------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income                                               (6,000,000)         (20,229,281)
-----------------------------------------------------------------------------------------------------
Share transactions
Proceeds from sales                                                    4,997,503            6,862,416
Reinvestment of distributions at net asset value                       6,000,000           20,229,281
Payments for redemptions                                             (58,217,758)        (248,880,293)
-----------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from share transactions            (47,220,255)        (221,788,596)
-----------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                              (31,677,409)        (660,184,276)
Net assets at beginning of period                                    535,028,960        1,195,213,236
-----------------------------------------------------------------------------------------------------
Net assets at end of period                                        $ 503,351,551       $  535,028,960
-----------------------------------------------------------------------------------------------------
Undistributed net investment income                                $   1,550,938       $      410,533
-----------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT  207

FINANCIAL HIGHLIGHTS -----------------------------------------------------------

RiverSource Partners VP - Fundamental Value Fund

PER SHARE INCOME AND CAPITAL CHANGES(a)


                                        SIX MONTHS ENDED
                                          JUNE 30, 2009       Year ended Dec. 31,        PERIOD ENDED          Year ended
                                           (UNAUDITED)         2008          2007      DEC. 31, 2006(b)     Aug. 31, 2006(c)
Net asset value, beginning of
 period                                       $6.82           $11.20        $10.92          $10.03               $10.06
----------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                    .04(d)           .06           .11             .03                  .02
Net gains (losses) (both realized
 and unrealized)                                .33            (4.35)          .30             .91                 (.03)
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                .37            (4.29)          .41             .94                 (.01)
----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                          --             (.00)(e)      (.11)           (.02)                (.02)
Distributions from realized gains                --             (.09)         (.02)           (.02)                  --
Tax return of capital                            --               --            --            (.01)                  --
----------------------------------------------------------------------------------------------------------------------------
Total distributions                              --             (.09)         (.13)           (.05)                (.02)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                $7.19            $6.82        $11.20          $10.92               $10.03
----------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                   $1,063             $842          $786            $397                 $232
----------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(f),(g)                   .90%(h)         1.06%          .99%           1.02%(h)             1.15%(h)
----------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(f),(g),(i)               .90%(h)         1.03%          .99%           1.02%(h)             1.07%(h)
----------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                  1.23%(h)          .81%         1.03%            .83%(h)             1.27%(h)
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                         12%              18%           12%              3%                   3%
----------------------------------------------------------------------------------------------------------------------------
Total return(j)                               5.35%(k)       (38.58%)        3.84%           9.30%(k)             (.05%)(k)
----------------------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Sept. 1, 2006 to Dec. 31, 2006.
(c) For the period from May 1, 2006 (date the Fund became available) to Aug. 31, 2006.
(d) Per share amount has been calculated using the average shares outstanding method.
(e) Rounds to zero.
(f) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(g) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(h) Adjusted to an annual basis.
(i) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(j) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.
(k) Not annualized.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
208  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

RiverSource Partners VP - Select Value Fund

PER SHARE INCOME AND CAPITAL CHANGES(a)


                              SIX MONTHS ENDED
                                JUNE 30, 2009      YEAR ENDED DEC. 31,       PERIOD ENDED              YEAR ENDED AUG. 31,
                                 (UNAUDITED)         2008        2007      DEC. 31, 2006(b)       2006        2005       2004(c)
Net asset value,
 beginning of period                $6.72           $10.69      $11.37          $11.72           $11.45       $9.95       $9.98
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income
 (loss)                               .05(d)           .16         .11             .04              .25         .05         .02
Net gains (losses) (both
 realized and unrealized)             .39            (4.05)        .59             .79              .44        1.55        (.03)
--------------------------------------------------------------------------------------------------------------------------------
Total from investment
 operations                           .44            (3.89)        .70             .83              .69        1.60        (.01)
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                     --               --        (.13)           (.03)            (.25)       (.05)       (.02)
Distributions from
 realized gains                        --             (.08)      (1.25)          (1.15)            (.17)       (.05)         --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions                    --             (.08)      (1.38)          (1.18)            (.42)       (.10)       (.02)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of
 period                             $7.16            $6.72      $10.69          $11.37           $11.72      $11.45       $9.95
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period
 (in millions)                        $12              $12         $27             $28              $27         $23          $9
--------------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reim-
 bursement(e),(f)                   1.89%(g)         4.35%       2.09%           1.22%(g)         1.19%       1.17%       1.97%(g)
--------------------------------------------------------------------------------------------------------------------------------
Net expenses after
 expense
 waiver/reim-
 bursement(e),(f),(h)               1.24%(g)         1.14%       1.05%           1.09%(g)         1.08%       1.15%       1.15%(g)
--------------------------------------------------------------------------------------------------------------------------------
Net investment income
 (loss)                             1.52%(g)         1.57%        .88%            .95%(g)         2.19%        .45%        .50%(g)
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate               56%              96%         93%            112%              35%         31%         13%
--------------------------------------------------------------------------------------------------------------------------------
Total return(i)                     6.48%(j)       (36.58%)      6.03%           7.13%(j)         6.17%      16.18%       (.11%)(j)
--------------------------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Sept. 1, 2006 to Dec. 31, 2006.
(c) For the period from Feb. 4, 2004 (date the Fund became available) to Aug. 31, 2004.
(d) Per share amount has been calculated using the average shares outstanding method.
(e) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(f) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(g) Adjusted to an annual basis.
(h) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(i) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.
(j) Not annualized.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT  209

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

RiverSource Partners VP - Small Cap Value Fund

PER SHARE INCOME AND CAPITAL CHANGES(a)


                              SIX MONTHS ENDED
                                JUNE 30, 2009       YEAR ENDED DEC. 31,        PERIOD ENDED              YEAR ENDED AUG. 31,
                                 (UNAUDITED)          2008        2007       DEC. 31, 2006(b)       2006        2005        2004
Net asset value,
 beginning of period                $8.98            $13.63      $14.89           $15.06           $14.46      $13.10      $11.39
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income
 (loss)                               .03(c)            .08         .11              .02              .06         .02        (.02)
Net gains (losses) (both
 realized and unrealized)             .57             (4.26)       (.81)            1.46             1.61        2.53        1.92
---------------------------------------------------------------------------------------------------------------------------------
Total from investment
 operations                           .60             (4.18)       (.70)            1.48             1.67        2.55        1.90
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                     --              (.01)       (.12)            (.02)            (.06)       (.01)         --
Distributions from
 realized gains                        --              (.46)       (.44)           (1.63)           (1.01)      (1.18)       (.19)
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                    --              (.47)       (.56)           (1.65)           (1.07)      (1.19)       (.19)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of
 period                             $9.58             $8.98      $13.63           $14.89           $15.06      $14.46      $13.10
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period
 (in millions)                     $1,035              $916      $1,024             $619             $549        $412        $229
---------------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reim-
 bursement(d),(e)                   1.28%(f)          1.27%       1.28%            1.32%(f)         1.28%       1.28%       1.27%
---------------------------------------------------------------------------------------------------------------------------------
Net expenses after
 expense
 waiver/reim-
 bursement(d),(e),(g)               1.25%(f)          1.22%       1.23%            1.26%(f)         1.24%       1.28%       1.27%
---------------------------------------------------------------------------------------------------------------------------------
Net investment income
 (loss)                              .66%(f)           .84%        .73%             .48%(f)          .41%        .12%       (.20%)
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate               30%               76%         58%              23%             102%         65%         84%
---------------------------------------------------------------------------------------------------------------------------------
Total return(h)                     6.66%(i)        (31.57%)     (4.90%)           9.99%(i)        12.28%      20.02%      16.78%
---------------------------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Sept. 1, 2006 to Dec. 31, 2006.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment, if any.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.
(i) Not annualized.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
210  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

RiverSource VP - Balanced Fund

PER SHARE INCOME AND CAPITAL CHANGES(a)


                              SIX MONTHS ENDED
                                JUNE 30, 2009       YEAR ENDED DEC. 31,        PERIOD ENDED              YEAR ENDED AUG. 31,
                                 (UNAUDITED)          2008        2007       DEC. 31, 2006(b)       2006        2005        2004
Net asset value,
 beginning of period                $9.89            $15.09      $15.61           $15.44           $15.18      $14.17      $13.00
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income
 (loss)                               .03(c)            .46         .43              .13              .41         .35         .31
Net gains (losses) (both
 realized and unrealized)             .47             (4.72)       (.16)            1.04              .72        1.02        1.17
---------------------------------------------------------------------------------------------------------------------------------
Total from investment
 operations                           .50             (4.26)        .27             1.17             1.13        1.37        1.48
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                     --              (.03)       (.45)            (.10)            (.41)       (.36)       (.31)
Distributions from
 realized gains                        --              (.91)       (.34)            (.90)            (.46)         --          --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                    --              (.94)       (.79)           (1.00)            (.87)       (.36)       (.31)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of
 period                            $10.39             $9.89      $15.09           $15.61           $15.44      $15.18      $14.17
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period
 (in millions)                       $942              $921      $1,731           $2,071           $2,046      $2,437      $2,664
---------------------------------------------------------------------------------------------------------------------------------
Total expenses(d),(e)                .70%(f)           .71%        .80%             .84%(f)          .77%        .82%        .78%
---------------------------------------------------------------------------------------------------------------------------------
Net investment income
 (loss)                             3.27%(f)          3.27%       2.65%            2.43%(f)         2.63%       2.34%       2.16%
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate              110%              131%(g)     118%              38%             130%        131%        133%
---------------------------------------------------------------------------------------------------------------------------------
Total return(h)                     5.07%(i)        (29.92%)      1.74%            7.73%(i)         7.76%       9.68%      11.39%
---------------------------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Sept. 1, 2006 to Dec. 31, 2006.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 82% for the year ended Dec. 31, 2008.
(h) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.
(i) Not annualized.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT  211

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

RiverSource VP - Cash Management Fund

PER SHARE INCOME AND CAPITAL CHANGES(a)


                              SIX MONTHS ENDED
                                JUNE 30, 2009       YEAR ENDED DEC. 31,        PERIOD ENDED            YEAR ENDED AUG. 31,
                                 (UNAUDITED)        2008          2007       DEC. 31, 2006(b)       2006       2005       2004
Net asset value,
 beginning of period                $1.00           $1.00         $1.00            $1.00           $1.00      $1.00      $1.00
------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income
 (loss)                               .01             .02           .05              .02             .04        .02         --
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                   (.01)           (.02)         (.05)            (.02)           (.04)      (.02)        --
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of
 period                             $1.00           $1.00         $1.00            $1.00           $1.00      $1.00      $1.00
------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period
 (in millions)                     $1,281          $1,673        $1,338           $1,055            $999       $688       $773
------------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reim-
 bursement(c),(d)                    .65%(e)         .62%          .60%             .60%(e)         .67%       .70%       .69%
------------------------------------------------------------------------------------------------------------------------------
Net expenses after
 expense
 waiver/reim-
 bursement(c),(d),(f)                .54%(e)         .62%          .60%             .60%(e)         .67%       .70%       .69%
------------------------------------------------------------------------------------------------------------------------------
Net investment income
 (loss)                              .12%(e)        2.27%         4.72%            4.66%(e)        4.01%      1.88%       .47%
------------------------------------------------------------------------------------------------------------------------------
Total return(g)                      .15%(h)        2.31%(i)      4.75%            1.54%(h)        4.01%      1.92%       .48%
------------------------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Sept. 1, 2006 to Dec. 31, 2006.
(c) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses.
(g) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.
(h) Not annualized.
(i) During the year ended Dec. 31, 2008, the Fund received a reimbursement from an affiliate. Had the Fund not received this reimbursement, the total return would have been lower by 0.57%.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
212  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

RiverSource VP - Diversified Bond Fund

PER SHARE INCOME AND CAPITAL CHANGES(a)


                              SIX MONTHS ENDED
                                JUNE 30, 2009        YEAR ENDED DEC. 31,        PERIOD ENDED              YEAR ENDED AUG. 31,
                                 (UNAUDITED)         2008          2007       DEC. 31, 2006(b)       2006        2005        2004
Net asset value,
 beginning of period                $9.80           $10.50        $10.47           $10.39           $10.66      $10.62      $10.40
----------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income
 (loss)                               .23(c)           .50           .50              .16              .43         .39         .38
Net gains (losses) (both
 realized and unrealized)             .51            (1.15)          .03              .08             (.27)        .06         .22
----------------------------------------------------------------------------------------------------------------------------------
Total from investment
 operations                           .74             (.65)          .53              .24              .16         .45         .60
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                   (.42)            (.05)         (.49)            (.16)            (.43)       (.41)       (.38)
Tax return of capital                  --               --          (.01)              --               --          --          --
----------------------------------------------------------------------------------------------------------------------------------
Total distributions                  (.42)            (.05)         (.50)            (.16)            (.43)       (.41)       (.38)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of
 period                            $10.12            $9.80        $10.50           $10.47           $10.39      $10.66      $10.62
----------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period
 (in millions)                     $5,266           $4,480        $4,353           $2,745           $2,325      $1,824      $1,696
----------------------------------------------------------------------------------------------------------------------------------
Total expenses(d),(e)                .71%(f)          .72%          .74%             .74%(f)          .80%        .82%         .81
----------------------------------------------------------------------------------------------------------------------------------
Net investment income
 (loss)                             4.58%(f)         4.77%         4.79%            4.57%(f)         4.15%       3.65%       3.60%
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate              186%(g)          231%(g)       289%             109%             292%        293%        295%
----------------------------------------------------------------------------------------------------------------------------------
Total return(h)                     7.62%(i)        (6.32%)        5.20%            2.32%(i)         1.58%       4.27%       5.84%
----------------------------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Sept. 1, 2006 to Dec. 31, 2006.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 173% for the six months ended June 30, 2009 and 120% and for the year ended Dec. 31, 2008.
(h) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.
(i) Not annualized.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT  213

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

RiverSource VP - Diversified Equity Income Fund

PER SHARE INCOME AND CAPITAL CHANGES(a)


                              SIX MONTHS ENDED
                                JUNE 30, 2009        YEAR ENDED DEC. 31,        PERIOD ENDED            YEAR ENDED AUG. 31,
                                 (UNAUDITED)          2008          2007      DEC. 31, 2006(b)      2006       2005       2004
Net asset value,
 beginning of period                $8.84            $16.24        $15.48          $15.09          $13.83     $11.17      $9.65
-------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income
 (loss)                               .10(c)            .23           .24             .07             .23        .20        .17
Net gains (losses) (both
 realized and unrealized)             .05             (6.35)          .98            1.33            1.80       2.65       1.51
-------------------------------------------------------------------------------------------------------------------------------
Total from investment
 operations                           .15             (6.12)         1.22            1.40            2.03       2.85       1.68
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                     --              (.01)         (.25)           (.05)           (.22)      (.19)      (.16)
Distributions from
 realized gains                        --             (1.27)         (.21)           (.96)           (.55)        --         --
-------------------------------------------------------------------------------------------------------------------------------
Total distributions                    --             (1.28)         (.46)          (1.01)           (.77)      (.19)      (.16)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of
 period                             $8.99             $8.84        $16.24          $15.48          $15.09     $13.83     $11.17
-------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period
 (in millions)                     $3,034            $2,765        $4,079          $3,446          $2,877     $1,679       $843
-------------------------------------------------------------------------------------------------------------------------------
Total expenses(d),(e)                .71%(f)           .86%          .86%            .91%(f)         .91%       .84%       .86%
-------------------------------------------------------------------------------------------------------------------------------
Net investment income
 (loss)                             2.55%(f)          2.03%         1.47%           1.39%(f)        1.61%      1.66%      1.77%
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate               30%               41%           29%              5%             27%        25%        19%
-------------------------------------------------------------------------------------------------------------------------------
Total return(g)                     1.65%(h)        (40.47%)        8.02%           9.37%(h)       15.19%     25.59%     17.53%
-------------------------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Sept. 1, 2006 to Dec. 31, 2006.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment fee, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.
(h) Not annualized.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
214  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

RiverSource VP - Dynamic Equity Fund

PER SHARE INCOME AND CAPITAL CHANGES(a)


                              SIX MONTHS ENDED
                                JUNE 30, 2009       YEAR ENDED DEC. 31,        PERIOD ENDED              YEAR ENDED AUG. 31,
                                 (UNAUDITED)          2008        2007       DEC. 31, 2006(b)       2006        2005        2004
Net asset value,
 beginning of period               $13.26            $25.27      $25.04           $22.91           $21.48      $19.32      $18.04
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income
 (loss)                               .14(c)            .38         .35              .09              .29         .24         .14
Net gains (losses) (both
 realized and unrealized)            (.10)           (10.22)        .39             2.10             1.43        2.15        1.28
---------------------------------------------------------------------------------------------------------------------------------
Total from investment
 operations                           .04             (9.84)        .74             2.19             1.72        2.39        1.42
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                     --              (.04)       (.34)            (.06)            (.29)       (.23)       (.14)
Distributions from
 realized gains                        --             (2.13)       (.17)              --               --          --          --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                    --             (2.17)       (.51)            (.06)            (.29)       (.23)       (.14)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of
 period                            $13.30            $13.26      $25.27           $25.04           $22.91      $21.48      $19.32
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period
 (in millions)                     $1,229            $1,349      $3,023           $3,737           $3,733      $2,510      $2,535
---------------------------------------------------------------------------------------------------------------------------------
Total expenses(d),(e)                .67%(f)           .72%        .86%             .83%(f)          .82%        .80%        .85%
---------------------------------------------------------------------------------------------------------------------------------
Net investment income
 (loss)                             2.35%(f)          1.77%       1.29%            1.16%(f)         1.30%       1.13%        .72%
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate               38%              109%         66%              21%              85%        132%        114%
---------------------------------------------------------------------------------------------------------------------------------
Total return(g)                      .27%(h)        (42.16%)      2.93%            9.59%(h)         8.02%      12.42%       7.87%
---------------------------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Sept. 1, 2006 to Dec. 31, 2006.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.
(h) Not annualized.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT  215

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

RiverSource VP - Global Bond Fund

PER SHARE INCOME AND CAPITAL CHANGES(a)


                              SIX MONTHS ENDED
                                JUNE 30, 2009        YEAR ENDED DEC. 31,        PERIOD ENDED              YEAR ENDED AUG. 31,
                                 (UNAUDITED)         2008          2007       DEC. 31, 2006(b)       2006        2005        2004
Net asset value,
 beginning of period               $10.50           $11.32        $10.90           $10.79           $11.02      $10.82      $10.40
----------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income
 (loss)                               .17(c)           .42           .38              .12              .30         .34         .35
Net gains (losses) (both
 realized and unrealized)             .34             (.46)          .44              .11             (.17)        .39         .73
----------------------------------------------------------------------------------------------------------------------------------
Total from investment
 operations                           .51             (.04)          .82              .23              .13         .73        1.08
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                   (.08)            (.77)         (.40)            (.12)            (.31)       (.53)       (.66)
Distributions from
 realized gains                        --             (.01)           --               --             (.05)         --          --
----------------------------------------------------------------------------------------------------------------------------------
Total distributions                  (.08)            (.78)         (.40)            (.12)            (.36)       (.53)       (.66)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of
 period                            $10.93           $10.50        $11.32           $10.90           $10.79      $11.02      $10.82
----------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period
 (in millions)                     $1,557           $1,439        $1,328             $782             $692        $575        $409
----------------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reim-
 bursement(d),(e)                    .98%(f)          .97%         1.00%            1.00%(f)         1.06%       1.08%       1.08%
----------------------------------------------------------------------------------------------------------------------------------
Net expenses after
 expense
 waiver/reim-
 bursement(d),(e),(g)                .96%(f)          .97%         1.00%            1.00%(f)         1.06%       1.08%       1.08%
----------------------------------------------------------------------------------------------------------------------------------
Net investment income
 (loss)                             3.24%(f)         3.56%         3.45%            3.22%(f)         2.85%       2.63%       2.76%
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate               39%              62%           69%              20%              65%         79%        105%
----------------------------------------------------------------------------------------------------------------------------------
Total return(h)                     4.81%(i)         (.44%)        7.65%            2.15%(i)         1.27%       6.75%      10.57%
----------------------------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Sept. 1, 2006 to Dec. 31, 2006.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(h) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.
(i) Not annualized.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
216  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


RiverSource VP - Global Inflation Protected Securities Fund

PER SHARE INCOME AND CAPITAL CHANGES(a)


                              SIX MONTHS ENDED
                                JUNE 30, 2009       Year ended Dec. 31,        PERIOD ENDED         Year ended Aug. 31,
                                 (UNAUDITED)        2008           2007      DEC. 31, 2006(b)      2006          2005(c)
Net asset value,
 beginning of period               $10.06          $10.28          $9.76          $10.04          $10.19          $10.00
------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income
 (loss)                              (.01)(d)         .43            .52             .06             .47             .32
Net gains (losses) (both
 realized and unrealized)             .28            (.40)           .24            (.10)           (.26)            .19
------------------------------------------------------------------------------------------------------------------------
Total from investment
 operations                           .27             .03            .76            (.04)            .21             .51
------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                  (1.29)           (.25)          (.24)           (.24)           (.34)           (.32)
Distributions from
 realized gains                      (.00)(e)          --             --              --            (.02)             --
------------------------------------------------------------------------------------------------------------------------
Total distributions                 (1.29)           (.25)          (.24)           (.24)           (.36)           (.32)
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of
 period                             $9.04          $10.06         $10.28           $9.76          $10.04          $10.19
------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period
 (in millions)                     $1,136            $983           $820            $582            $403            $116
------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reim-
 bursement(f),(g)                    .73%(h)         .73%           .74%            .72%(h)         .77%            .87%(h)
------------------------------------------------------------------------------------------------------------------------
Net expenses after
 expense
 waiver/reim-
 bursement(f),(g),(i)                .73%(h)         .72%           .72%            .72%(h)         .72%            .75%(h)
------------------------------------------------------------------------------------------------------------------------
Net investment income
 (loss)                             (.18%)(h)       3.95%          4.50%           1.09%(h)        4.23%           3.42%(h)
------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate               28%(j)          54%            80%             --%             75%             29%
------------------------------------------------------------------------------------------------------------------------
Total return(k)                     2.74%(l)         .14%          7.93%           (.49%)(l)       2.18%           5.22%(l)
------------------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Sept. 1, 2006 to Dec. 31, 2006.
(c) For the period from Sept. 13, 2004 (date the Fund became available) to Aug. 31, 2005.
(d) Per share amount has been calculated using the average shares outstanding method.
(e) Rounds to zero.
(f) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(g) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(h) Adjusted to an annual basis.
(i) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(j) Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 23% for the six months ended June 30, 2009.
(k) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.
(l) Not annualized.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT  217

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------


RiverSource VP - High Yield Bond Fund

PER SHARE INCOME AND CAPITAL CHANGES(a)


                              SIX MONTHS ENDED       Year ended Dec.
                                JUNE 30, 2009              31,              PERIOD ENDED            Year ended Aug. 31,
                                 (UNAUDITED)         2008       2007      DEC. 31, 2006(b)      2006       2005       2004
Net asset value,
 beginning of period                $4.84            $6.48      $6.85           $6.68           $6.76      $6.60      $6.22
---------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income
 (loss)                               .28(c)           .66        .50             .16             .47        .44        .47
Net gains (losses) (both
 realized and unrealized)            1.19            (2.28)      (.37)            .19            (.09)       .16        .38
---------------------------------------------------------------------------------------------------------------------------
Total from investment
 operations                          1.47            (1.62)       .13             .35             .38        .60        .85
---------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                   (.62)            (.02)      (.50)           (.18)           (.46)      (.44)      (.47)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of
 period                             $5.69            $4.84      $6.48           $6.85           $6.68      $6.76      $6.60
---------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period
 (in millions)                       $672             $522     $1,032          $1,216          $1,192     $1,246     $1,130
---------------------------------------------------------------------------------------------------------------------------
Total expenses(d),(e)                .85%(f)          .89%       .87%            .88%(f)         .87%       .83%       .82%
---------------------------------------------------------------------------------------------------------------------------
Net investment income
 (loss)                            10.47%(f)         8.84%      7.38%           7.35%(f)        7.02%      6.58%      7.30%
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate               56%              58%        84%             29%            106%       106%       139%
---------------------------------------------------------------------------------------------------------------------------
Total return(g)                    30.60%(h)       (25.19%)     1.86%           5.43%(h)        5.76%      9.31%     14.03%
---------------------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Sept. 1, 2006 to Dec. 31, 2006.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.
(h) Not annualized.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
218  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


RiverSource VP - Income Opportunities Fund

PER SHARE INCOME AND CAPITAL CHANGES(a)


                              SIX MONTHS ENDED       Year ended Dec.
                                JUNE 30, 2009              31,              PERIOD ENDED            Year ended Aug. 31,
                                 (UNAUDITED)         2008       2007      DEC. 31, 2006(b)      2006       2005      2004(c)
Net asset value,
 beginning of period                $7.99            $9.86     $10.32          $10.08          $10.39     $10.29       $9.93
----------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income
 (loss)                               .44(d)           .69        .70             .22             .64        .59         .15
Net gains (losses) (both
 realized and unrealized)            1.50            (2.54)      (.44)            .24            (.26)       .18         .36
----------------------------------------------------------------------------------------------------------------------------
Total from investment
 operations                          1.94            (1.85)       .26             .46             .38        .77         .51
----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                   (.58)            (.02)      (.68)           (.22)           (.64)      (.59)       (.15)
Distributions from
 realized gains                        --               --       (.02)             --            (.05)      (.08)         --
Tax return of capital                  --               --       (.02)             --              --         --          --
----------------------------------------------------------------------------------------------------------------------------
Total distributions                  (.58)            (.02)      (.72)           (.22)           (.69)      (.67)       (.15)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of
 period                             $9.35            $7.99      $9.86          $10.32          $10.08     $10.39      $10.29
----------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period
 (in millions)                     $1,064             $755       $736            $409            $259        $45         $16
----------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reim-
 bursement(e),(f)                    .89%(g)          .92%       .91%            .90%(g)         .96%      1.03%       1.55%(g)
----------------------------------------------------------------------------------------------------------------------------
Net expenses after
 expense
 waiver/reim-
 bursement(e),(f),(h)                .89%(g)          .92%       .91%            .90%(g)         .96%       .99%        .99%(g)
----------------------------------------------------------------------------------------------------------------------------
Net investment income
 (loss)                             9.91%(g)         8.04%      6.89%           6.72%(g)        6.39%      5.69%       6.03%(g)
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate               41%              76%        98%             29%             87%        93%         36%
----------------------------------------------------------------------------------------------------------------------------
Total return(i)                    24.23%(j)       (18.82%)     2.65%           4.66%(j)        3.76%      7.73%       5.17%(j)
----------------------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Sept. 1, 2006 to Dec. 31, 2006.
(c) For the period from June 1, 2004 (date the Fund became available) to Aug. 31, 2004.
(d) Per share amount has been calculated using the average shares outstanding method.
(e) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(f) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(g) Adjusted to an annual basis.
(h) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(i) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.
(j) Not annualized.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT  219

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------


RiverSource VP - Mid Cap Growth Fund

PER SHARE INCOME AND CAPITAL CHANGES(a)


                              SIX MONTHS ENDED
                                JUNE 30, 2009      Year ended Dec. 31       PERIOD ENDED            Year ended Aug. 31,
                                 (UNAUDITED)         2008       2007      DEC. 31, 2006(b)      2006       2005       2004
Net asset value,
 beginning of period                $7.04           $12.85     $11.42          $10.96          $12.43     $10.11     $10.09
---------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income
 (loss)                               .00(c),(d)       .00(d)    (.02)            .03            (.01)      (.04)      (.05)
Net gains (losses) (both
 realized and unrealized)            2.24            (5.74)      1.58             .91            (.44)      2.36        .07
---------------------------------------------------------------------------------------------------------------------------
Total from investment
 operations                          2.24            (5.74)      1.56             .94            (.45)      2.32        .02
---------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                     --             (.00)(d)   (.01)           (.03)             --         --         --
Distributions from
 realized gains                        --             (.07)      (.12)           (.45)          (1.02)        --         --
---------------------------------------------------------------------------------------------------------------------------
Total distributions                    --             (.07)      (.13)           (.48)          (1.02)        --         --
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of
 period                             $9.28            $7.04     $12.85          $11.42          $10.96     $12.43     $10.11
---------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period
 (in millions)                       $317             $256       $593            $690            $709       $255       $225
---------------------------------------------------------------------------------------------------------------------------
Total expenses(e),(f)               1.08%(g)          .88%       .86%            .88%(g)         .92%       .82%       .85%
---------------------------------------------------------------------------------------------------------------------------
Net investment income
 (loss)                             (.07%)(g)        (.01%)     (.12%)           .70%(g)        (.14%)     (.32%)     (.49%)
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate               62%              70%        93%             24%             43%        34%        25%
---------------------------------------------------------------------------------------------------------------------------
Total return(h)                    31.74%(i)       (44.84%)    13.74%           8.54%(i)       (4.43%)    23.03%       .13%
---------------------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Sept. 1, 2006 to Dec. 31, 2006.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) Rounds to zero.
(e) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(f) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(g) Adjusted to an annual basis.
(h) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.
(i) Not annualized.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
220  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


RiverSource VP - Mid Cap Value Fund

PER SHARE INCOME AND CAPITAL CHANGES(a)


                              SIX MONTHS ENDED       Year ended Dec.
                                JUNE 30, 2009              31,              PERIOD ENDED         Year ended Aug. 31,
                                 (UNAUDITED)         2008       2007      DEC. 31, 2006(b)      2006          2005(c)
Net asset value,
 beginning of period                $6.34           $14.60     $13.49          $12.65          $11.42          $10.15
---------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income
 (loss)                               .06(d)           .08        .10             .05             .09             .01
Net gains (losses) (both
 realized and unrealized)             .42            (5.52)      1.29             .98            1.27            1.28
---------------------------------------------------------------------------------------------------------------------
Total from investment
 operations                           .48            (5.44)      1.39            1.03            1.36            1.29
---------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                     --               --       (.11)           (.05)           (.09)           (.02)
Distributions from
 realized gain                         --            (2.82)      (.17)           (.14)           (.04)             --
---------------------------------------------------------------------------------------------------------------------
Total distributions                    --            (2.82)      (.28)           (.19)           (.13)           (.02)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of
 period                             $6.82            $6.34     $14.60          $13.49          $12.65          $11.42
---------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period
 (in millions)                       $271             $247       $355            $370            $228              $7
---------------------------------------------------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reim-
 bursement(e),(f)                    .82%(g)         1.04%      1.03%           1.07%(g)        1.44%           2.97%(g)
---------------------------------------------------------------------------------------------------------------------
Net expenses after
 expense
 waiver/reim-
 bursement(e),(f),(h)                .82%(g)         1.04%      1.03%           1.07%(g)        1.11%           1.08%(g)
---------------------------------------------------------------------------------------------------------------------
Net investment income
 (loss)                             1.99%(g)         1.01%       .72%           1.23%(g)        1.02%            .62%(g)
---------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate               15%              47%        77%              4%             60%              7%
---------------------------------------------------------------------------------------------------------------------
Total return(i)                     7.60%(j)       (45.10%)    10.35%           8.07%(j)       11.93%          12.70%(j)
---------------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Sept. 1, 2006 to Dec. 31, 2006.
(c) For the period from May 2, 2005 (date the Fund became available) to Aug. 31, 2005.
(d) Per share amount has been calculated using the average shares outstanding method.
(e) Includes the impact of a performance incentive adjustment fee, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(f) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(g) Adjusted to an annual basis.
(h) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(i) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.
(j) Not annualized.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT  221

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------


RiverSource VP - S&P 500 Index Fund

PER SHARE INCOME AND CAPITAL CHANGES(a)


                              SIX MONTHS ENDED      Year ended Dec.
                                JUNE 30, 2009              31              PERIOD ENDED           Year ended Aug. 31,
                                 (UNAUDITED)         2008       2007     DEC. 31, 2006(b)      2006      2005       2004
Net asset value,
 beginning of period                $5.96            $9.83     $9.59           $8.85          $8.30      $7.54      $6.88
-------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income
 (loss)                               .06(c)           .16       .15             .04            .13        .13        .09
Net gains (losses) (both
 realized and unrealized)             .12            (3.69)      .33             .77            .57        .76        .66
-------------------------------------------------------------------------------------------------------------------------
Total from investment
 operations                           .18            (3.53)      .48             .81            .70        .89        .75
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                     --             (.01)     (.17)           (.03)          (.13)      (.13)      (.09)
Distributions from
 realized gains                        --             (.33)     (.07)           (.04)          (.02)        --         --
-------------------------------------------------------------------------------------------------------------------------
Total distributions                    --             (.34)     (.24)           (.07)          (.15)      (.13)      (.09)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of
 period                             $6.14            $5.96     $9.83           $9.59          $8.85      $8.30      $7.54
-------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period
 (in millions)                       $192             $193      $380            $392           $367       $367       $283
-------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reim-
 bursement(d),(e)                    .51%(f)          .54%      .52%            .51%(f)        .53%       .56%       .57%
-------------------------------------------------------------------------------------------------------------------------
Net expenses after
 expense
 waiver/reim-
 bursement(d),(e),(g)                .51%(f)          .51%      .50%(h)         .50%(f)        .50%       .50%       .49%
-------------------------------------------------------------------------------------------------------------------------
Net investment income
 (loss)                             2.31%(f)         1.79%     1.48%           1.44%(f)       1.46%      1.65%      1.21%
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                8%               4%        4%              2%             6%         5%        --%
-------------------------------------------------------------------------------------------------------------------------
Total return(i)                     3.06%(j)       (37.10%)    5.01%           9.27%(j)       8.38%(k)  11.98%     10.84%
-------------------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Sept. 1, 2006 to Dec. 31, 2006.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(h) Prior to rounding, the ratio of net expenses to average net assets after expense waiver/reimbursement was 0.495% for the year ended Dec. 31, 2007.
(i) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.
(j) Not annualized.
(k) The Fund received a one time transaction fee reimbursement by Ameriprise Trust Company. Had the Fund not received this reimbursement, the total return would have been lower by 0.06%.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
222  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


RiverSource VP - Short Duration U.S. Government Fund

PER SHARE INCOME AND CAPITAL CHANGES(a)


                              SIX MONTHS ENDED      Year ended Dec.
                                JUNE 30, 2009             31,              PERIOD ENDED            Year ended Aug. 31,
                                 (UNAUDITED)        2008       2007      DEC. 31, 2006(b)      2006       2005       2004
Net asset value,
 beginning of period                $9.95          $10.23     $10.13          $10.11          $10.21     $10.34     $10.46
--------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income
 (loss)                               .12(c)          .32        .42             .13             .36        .27        .25
Net gains (losses) (both
 realized and unrealized)             .17            (.58)       .10             .02            (.10)      (.13)      (.07)
--------------------------------------------------------------------------------------------------------------------------
Total from investment
 operations                           .29            (.26)       .52             .15             .26        .14        .18
--------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                   (.32)           (.02)      (.42)           (.13)           (.36)      (.27)      (.25)
Distributions from
 realized gains                        --              --         --              --              --         --       (.05)
--------------------------------------------------------------------------------------------------------------------------
Total distributions                  (.32)           (.02)      (.42)           (.13)           (.36)      (.27)      (.30)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of
 period                             $9.92           $9.95     $10.23          $10.13          $10.11     $10.21     $10.34
--------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period
 (in millions)                       $487            $503       $483            $457            $463       $484       $506
--------------------------------------------------------------------------------------------------------------------------
Total expenses(d),(e)                .75%(f)         .79%       .79%            .77%(f)         .82%       .83%       .82%
--------------------------------------------------------------------------------------------------------------------------
Net investment income
 (loss)                             2.39%(f)        3.19%      4.17%           3.97%(f)        3.55%      2.67%      2.36%
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate              205%(g)         314%(g)    213%             58%            236%       171%       135%
--------------------------------------------------------------------------------------------------------------------------
Total return(h)                     2.90%(i)       (2.64%)     5.33%           1.55%(i)        2.61%      1.43%      1.70%
--------------------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Sept. 1, 2006 to Dec. 31, 2006.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 146% for the six months ended June 30, 2009 and 190% for the year ended Dec. 31, 2008.
(h) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.
(i) Not annualized.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT  223

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------


Seligman VP - Growth Fund

PER SHARE INCOME AND CAPITAL CHANGES(a)


                              SIX MONTHS ENDED      Year ended Dec.
                                JUNE 30, 2009             31,              PERIOD ENDED           Year ended Aug. 31,
                                 (UNAUDITED)         2008       2007     DEC. 31, 2006(b)      2006      2005       2004
Net asset value,
 beginning of period                $4.25            $7.65     $7.50           $6.93          $6.61      $5.69     $5.45
------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income
 (loss)                               .05(c)           .10       .08             .01            .06        .03       .02
Net gains (losses) (both
 realized and unrealized)             .47            (3.48)      .15             .57            .33        .91       .24
------------------------------------------------------------------------------------------------------------------------
Total from investment
 operations                           .52            (3.38)      .23             .58            .39        .94       .26
------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                     --             (.02)     (.08)           (.01)          (.07)      (.02)     (.02)
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of
 period                             $4.77            $4.25     $7.65           $7.50          $6.93      $6.61     $5.69
------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period
 (in millions)                       $288             $275      $627            $640           $612       $392      $261
------------------------------------------------------------------------------------------------------------------------
Total expenses(d),(e)                .77%(f)          .75%      .89%           1.01%(f)        .91%       .92%      .85%
------------------------------------------------------------------------------------------------------------------------
Net investment income
 (loss)                             2.16%(f)         1.36%     1.01%            .59%(f)       1.04%       .42%      .27%
------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate               84%             150%      116%             30%           156%       154%      192%
------------------------------------------------------------------------------------------------------------------------
Total return(g)                    12.17%(h)       (44.35%)    3.07%           8.27%(h)       5.79%     16.74%     4.64%
------------------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Sept. 1, 2006 to Dec. 31, 2006.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.
(h) Not annualized.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
224  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


Seligman VP - Larger-Cap Value Fund

PER SHARE INCOME AND CAPITAL CHANGES(a)


                              SIX MONTHS ENDED       Year ended Dec.
                                JUNE 30, 2009              31,              PERIOD ENDED            Year ended Aug. 31,
                                 (UNAUDITED)         2008       2007      DEC. 31, 2006(b)      2006       2005      2004(c)
Net asset value,
 beginning of period                $6.59           $11.12     $12.23          $11.71          $10.99     $10.00       $9.99
----------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income
 (loss)                               .05(d)           .21        .17             .05             .17        .14         .05
Net gains (losses) (both
 realized and unrealized)             .31            (4.52)      (.22)           1.13             .98       1.06         .02
----------------------------------------------------------------------------------------------------------------------------
Total from investment
 operations                           .36            (4.31)      (.05)           1.18            1.15       1.20         .07
----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                     --             (.01)      (.17)           (.05)           (.17)      (.14)       (.06)
Distributions from
 realized gains                        --             (.21)      (.89)           (.61)           (.26)      (.07)         --
----------------------------------------------------------------------------------------------------------------------------
Total distributions                    --             (.22)     (1.06)           (.66)           (.43)      (.21)       (.06)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of
 period                             $6.95            $6.59     $11.12          $12.23          $11.71     $10.99      $10.00
----------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period
 (in millions)                        $11              $10        $22             $25             $21        $15          $7
----------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reim-
 bursement(e),(f)                   1.32%(g)         1.28%      1.08%           1.23%(g)        1.20%      2.55%       2.85%(g)
----------------------------------------------------------------------------------------------------------------------------
Net expenses after
 expense
 waiver/reim-
 bursement(e),(f),(h)                .96%(g)          .93%      1.04%           1.05%(g)        1.02%      1.05%       1.05%(g)
----------------------------------------------------------------------------------------------------------------------------
Net investment income
 (loss)                             1.66%(g)         2.08%      1.35%           1.33%(g)        1.55%      1.37%       1.03%(g)
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate               10%              75%        39%             13%             49%        52%         24%
----------------------------------------------------------------------------------------------------------------------------
Total return(i)                     5.49%(j)       (39.46%)     (.46%)         10.15%(j)       10.75%     12.04%        .69%(j)
----------------------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Sept. 1, 2006 to Dec. 31, 2006.
(c) For the period from Feb. 4, 2004 (date the Fund became available) to Aug. 31, 2004.
(d) Per share amount has been calculated using the average shares outstanding method.
(e) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(f) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expenses ratios.
(g) Adjusted to an annual basis.
(h) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(i) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.
(j) Not annualized.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT  225

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------


Seligman VP - Smaller-Cap Value Fund

PER SHARE INCOME AND CAPITAL CHANGES(a)


                              SIX MONTHS ENDED       Year ended Dec.
                                JUNE 30, 2009              31,              PERIOD ENDED            Year ended Aug. 31,
                                 (UNAUDITED)         2008       2007      DEC. 31, 2006(b)      2006       2005       2004
Net asset value,
 beginning of period                $6.49           $11.80     $13.03          $13.80          $15.11     $12.64     $11.25
---------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income
 (loss)                              (.01)(c)          .02        .01             .01              --       (.04)      (.05)
Net gains (losses) (both
 realized and unrealized)             .71            (4.23)      (.52)           1.11             .61       3.14       1.44
---------------------------------------------------------------------------------------------------------------------------
Total from investment
 operations                           .70            (4.21)      (.51)           1.12             .61       3.10       1.39
---------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                     --               --       (.02)           (.01)             --         --         --
Distributions from
 realized gains                        --            (1.10)      (.70)          (1.88)          (1.92)      (.63)        --
---------------------------------------------------------------------------------------------------------------------------
Total distributions                    --            (1.10)      (.72)          (1.89)          (1.92)      (.63)        --
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of
 period                             $7.19            $6.49     $11.80          $13.03          $13.80     $15.11     $12.64
---------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period
 (in millions)                        $68              $68       $161            $220            $218       $235       $184
---------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reim-
 bursement(d),(e)                   1.03%(f)         1.06%      1.01%           1.08%(f)        1.06%      1.07%      1.10%
---------------------------------------------------------------------------------------------------------------------------
Net expenses after
 expense
 waiver/reim-
 bursement(d),(e),(g)               1.03%(f)          .96%      1.01%           1.08%(f)        1.06%      1.07%      1.10%
---------------------------------------------------------------------------------------------------------------------------
Net investment income
 (loss)                             (.46%)(f)         .19%       .06%            .22%(f)        (.02%)     (.28%)     (.42%)
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                4%             269%       150%             74%            132%       112%       104%
---------------------------------------------------------------------------------------------------------------------------
Total return(h)                    10.69%(i)       (38.59%)    (4.19%)          8.14%(i)        4.40%     24.88%     12.40%
---------------------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Sept. 1, 2006 to Dec. 31, 2006.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.
(i) Not annualized.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
226  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


Threadneedle VP - Emerging Markets Fund

PER SHARE INCOME AND CAPITAL CHANGES(a)


                              SIX MONTHS ENDED       Year ended Dec.
                                JUNE 30, 2009              31,              PERIOD ENDED            Year ended Aug. 31,
                                 (UNAUDITED)         2008       2007      DEC. 31, 2006(b)      2006       2005       2004
Net asset value,
 beginning of period                $8.76           $22.49     $17.35          $16.32          $13.14      $9.80      $8.44
---------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income
 (loss)                               .04(c)           .16        .14            (.02)            .09        .06        .09
Net gains (losses) (both
 realized and unrealized)            2.66           (10.66)      6.11            3.21            3.85       3.72       1.39
---------------------------------------------------------------------------------------------------------------------------
Total from investment
 operations                          2.70           (10.50)      6.25            3.19            3.94       3.78       1.48
---------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                   (.02)            (.12)      (.11)             --            (.06)      (.06)      (.12)
Distributions from
 realized gains                        --            (3.11)     (1.00)          (2.16)           (.70)      (.38)        --
---------------------------------------------------------------------------------------------------------------------------
Total distributions                  (.02)           (3.23)     (1.11)          (2.16)           (.76)      (.44)      (.12)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of
 period                            $11.44            $8.76     $22.49          $17.35          $16.32     $13.14      $9.80
---------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period
 (in millions)                       $927             $713       $962            $548            $427       $192        $46
---------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reim-
 bursement(d),(e)                   1.44%(f)         1.61%      1.50%           1.51%(f)        1.54%      1.55%      1.67%
---------------------------------------------------------------------------------------------------------------------------
Net expenses after
 expense
 waiver/reim-
 bursement(d),(e),(g)               1.44%(f)         1.61%      1.50%           1.51%(f)        1.54%      1.55%      1.61%
---------------------------------------------------------------------------------------------------------------------------
Net investment income
 (loss)                              .92%(f)         1.06%       .73%           (.36%)(f)        .68%       .58%       .65%
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate               91%             140%       124%             46%            146%       120%       117%
---------------------------------------------------------------------------------------------------------------------------
Total return(h)                    30.86%(i)       (53.71%)    38.11%          20.17%(i)       30.97%     39.60%     17.63%
---------------------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Sept. 1, 2006 to Dec. 31, 2006.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.
(i) Not annualized.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT  227

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------


Threadneedle VP - International Opportunity Fund

PER SHARE INCOME AND CAPITAL CHANGES(a)


                              SIX MONTHS ENDED       Year ended Dec.
                                JUNE 30, 2009              31,              PERIOD ENDED            Year ended Aug. 31,
                                 (UNAUDITED)         2008       2007      DEC. 31, 2006(b)      2006       2005       2004
Net asset value,
 beginning of period                $8.58           $14.71     $13.19          $12.24          $10.02      $8.23      $7.19
---------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income
 (loss)                               .12(c)           .27        .13             .02             .12        .11        .08
Net gains (losses) (both
 realized and unrealized)             .35            (6.12)      1.53            1.04            2.27       1.80       1.05
---------------------------------------------------------------------------------------------------------------------------
Total from investment
 operations                           .47            (5.85)      1.66            1.06            2.39       1.91       1.13
---------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                   (.11)            (.28)      (.14)           (.10)           (.17)      (.12)      (.09)
Tax return of capital                  --               --         --            (.01)             --         --         --
---------------------------------------------------------------------------------------------------------------------------
Total distributions                  (.11)            (.28)      (.14)           (.11)           (.17)      (.12)      (.09)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of
 period                             $8.94            $8.58     $14.71          $13.19          $12.24     $10.02      $8.23
---------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period
 (in millions)                       $503             $535     $1,195          $1,311          $1,266     $1,184       $974
---------------------------------------------------------------------------------------------------------------------------
Total expenses(d),(e)               1.22%(f)         1.15%      1.01%           1.08%(f)        1.12%      1.04%       .98%
---------------------------------------------------------------------------------------------------------------------------
Net investment income
 (loss)                             3.02%(f)         2.21%       .94%            .55%(f)        1.04%      1.19%       .99%
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate               49%              61%        94%             20%             74%        90%       142%
---------------------------------------------------------------------------------------------------------------------------
Total return(g)                     5.55%(h)       (40.43%)    12.68%           8.72%(h)       23.82%     23.29%     15.77%
---------------------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Sept. 1, 2006 to Dec. 31, 2006.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.
(h) Not annualized.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
228  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------
(UNAUDITED AS OF JUNE 30, 2009)

1. ORGANIZATION

Each Fund is a series of RiverSource Variable Series Trust, a Massachusetts business trust, and is registered under the Investment Company Act of 1940, as amended (the 1940 Act) as a diversified (non-diversified for RiverSource Variable Portfolio (VP) - Global Bond Fund and RiverSource VP - Global Inflation Protected Securities Fund) open-end management investment company. Each Fund has unlimited authorized shares of beneficial interest.

The primary investment strategies of each Fund are as follows:

RiverSource Partners VP - Fundamental Value Fund invests primarily in equity securities of U.S. companies.

RiverSource Partners VP - Select Value Fund invests primarily in equity securities of mid-capitalization companies as well as companies with larger and smaller market capitalizations.

RiverSource Partners VP - Small Cap Value Fund invests primarily in equity securities of small capitalization companies.

RiverSource VP - Balanced Fund invests primarily in a combination of common and preferred stocks, bonds and other debt securities.

RiverSource VP - Cash Management Fund invests primarily in money market instruments, such as marketable debt obligations issued by corporations or the U.S. government or its agencies, bank certificates of deposit, bankers' acceptances, letters of credit and commercial paper, including asset-backed commercial paper.

RiverSource VP - Diversified Bond Fund invests primarily in bonds and other debt securities issued by the U.S. government, corporate bonds and mortgage- and asset-backed securities.

RiverSource VP - Diversified Equity Income Fund invests primarily in dividend-paying common and preferred stocks.

RiverSource VP - Dynamic Equity Fund (formerly RiverSource VP - Large Cap Equity
Fund) invests primarily in equity securities.

RiverSource VP - Global Bond Fund invests primarily in debt obligations securities of U.S. and foreign issuers.

RiverSource VP - Global Inflation Protected Securities Fund invests primarily in inflation-protected debt securities. These securities include inflation-indexed bonds of varying maturities issued by U.S. and foreign governments, their agencies or instrumentalities, and corporations.

RiverSource VP - High Yield Bond Fund invests primarily in high-yield debt instruments.

RiverSource VP - Income Opportunities Fund invests primarily in income-producing debt securities, with an emphasis on the higher rated segment of the high-yield (junk bond) market.

RiverSource VP - Mid Cap Growth Fund invests primarily in common stocks of mid-capitalization companies.

RiverSource VP - Mid Cap Value Fund invests primarily in equity securities of mid-capitalization companies.

RiverSource VP - S&P 500 Index Fund invests primarily in common stocks included in the Standard & Poor's 500 Composite Stock Price Index (S&P 500).

RiverSource VP - Short Duration U.S. Government Fund invests primarily in debt securities issued or guaranteed as to principal and interest by the U.S. government, or its agencies or instrumentalities.

Seligman VP - Growth Fund (formerly RiverSource VP - Growth Fund) invests primarily in common stocks of large U.S. companies that fall within the range of the Russell 1000(R) Growth Index.

Seligman VP - Larger-Cap Value Fund (formerly RiverSource VP - Large Cap Value
Fund) invests primarily in equity securities of companies with a market capitalization greater than $5 billion.

Seligman VP - Smaller-Cap Value Fund (formerly RiverSource VP - Small Cap Advantage Fund) invests primarily in equity securities of companies with market capitalization of up to $2 billion or that fall within the range of the Russell 2000(R) Index at the time of investment.

Threadneedle VP - Emerging Markets Fund invests primarily in equity securities of companies in emerging market countries.


--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT  229

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

Threadneedle VP - International Opportunity Fund invests primarily in equity securities of foreign issuers that are believed to offer strong growth potential.

You may not buy (nor will you own) shares of the Funds directly. Shares of the Funds are offered to RiverSource Life Insurance Company (RiverSource Life) and RiverSource Life Insurance Company of New York (RiverSource Life of NY), each a subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial) and their variable accounts or variable subaccounts (the subaccounts) to fund the benefits of their variable annuity and variable life insurance products. You invest by purchasing a variable annuity contract or life insurance policy and allocating your purchase payments to the subaccounts that invest in each Fund.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES
All securities are valued at the close of business of the New York Stock Exchange (NYSE). Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued by an independent pricing service using an evaluated bid. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board of Trustees, (the Board) generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, the parent company of RiverSource Investments, LLC (RiverSource Investments or the Investment Manager), as administrator to the Funds, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. Swap transactions are valued through an authorized pricing service, broker, or an internal model.

Short-term securities in all Funds, except RiverSource VP - Cash Management Fund, maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates. Typically, those maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61(st) day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Investments in money market funds are valued at net asset value. Pursuant to Rule 2a-7 of the 1940 Act, securities in RiverSource VP - Cash Management Fund are generally valued at amortized cost, which approximates market value. When such valuations do not reflect market value, securities may be valued as determined in accordance with procedures adopted by the Board.

FOREIGN CURRENCY TRANSLATIONS
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statements of Operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. At June 30, 2009, foreign currency holdings are as follows:

RiverSource VP - Global Bond Fund consisted of multiple denominations, primarily European monetary units and British pounds.


--------------------------------------------------------------------------------
230  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

RiverSource VP - Global Inflation Protected Securities Fund consisted of Canadian dollars and Japanese yen.

Threadneedle VP - Emerging Markets Fund consisted of multiple denominations, primarily Indian rupees and Hong Kong dollars.

Threadneedle VP - International Opportunity Fund consisted of multiple denominations.

ILLIQUID SECURITIES
At June 30, 2009, investments in securities included issues that are illiquid which the Funds currently limit to 15% of net assets except RiverSource VP - Cash Management Fund, which limits investments in securities that are illiquid to 10% of net assets, at market value, at the time of purchase. The aggregate value of such securities at June 30, 2009 is as follows:

                                                                                    PERCENTAGE
FUND                                                                    VALUE     OF NET ASSETS
-----------------------------------------------------------------------------------------------
RiverSource Partners VP -- Fundamental Value                        $  1,135,998       0.11%
RiverSource VP -- Balanced Fund                                       16,612,146       1.76%
RiverSource VP -- Diversified Bond Fund                                1,835,997       0.03%
RiverSource VP -- Diversified Equity Income Fund                     108,721,662       3.58%
RiverSource VP -- High Yield Bond Fund                                 6,291,776       0.94%
RiverSource VP -- Income Opportunities Fund                            1,316,319       0.12%
RiverSource VP -- Mid Cap Value Fund                                   6,551,224       2.42%
Seligman VP -- Growth Fund                                             4,812,558       1.67%
Threadneedle VP -- Emerging Markets Fund                              34,460,873       3.72%


Certain illiquid securities may be valued by management at fair value according to procedures approved, in good faith, by the Board. According to Board guidelines, certain unregistered securities are determined to be liquid and are not included within the 15% (10% for RiverSource VP - Cash Management Fund) limitation specified above. Assets are liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the asset is valued by each Fund.

SECURITIES PURCHASED ON A FORWARD-COMMITMENT BASIS
Delivery and payment for securities that have been purchased by the Funds on a forward-commitment basis, including when-issued securities and other forward-commitments, can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuations, and they may affect each Fund's net assets the same as owned securities. Each Fund designates cash or liquid securities at least equal to the amount of its forward-commitments. At June 30, 2009, the market value of the outstanding when-issued securities and other forward-commitments for the Funds are as follows:

                                                                 WHEN-ISSUED         OTHER
FUND                                                             SECURITIES   FORWARD-COMMITMENTS
-------------------------------------------------------------------------------------------------
RiverSource VP -- Balanced Fund                                 $ 66,164,230       $   25,113
RiverSource VP -- Diversified Bond Fund                          797,079,787          824,561
RiverSource VP -- Global Bond Fund                                 2,231,179               --
RiverSource VP -- High Yield Bond Fund                             2,512,330        4,282,260
RiverSource VP -- Income Opportunities Fund                        3,628,764        7,029,196
RiverSource VP -- Short Duration U.S. Government Fund             34,124,165               --


Certain Funds also may enter into transactions to sell purchase commitments to third parties at current market values and concurrently acquire other purchase commitments for similar securities at later dates. As an inducement for the Funds to "roll over" their purchase commitments, the Funds receive negotiated amounts in the form of reductions of the purchase price of the commitment. The Funds record the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Losses may arise due to changes in the value of the securities or if a counterparty does not perform under the terms of the agreement. If a counterparty files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. RiverSource VP - Diversified Bond Fund, RiverSource VP - Global Inflation Protected Securities Fund and RiverSource VP - Short Duration U.S. Government Fund entered into mortgage dollar roll transactions during the six months ended June 30, 2009.

FORWARD SALE COMMITMENTS
Certain Funds may enter into forward sale commitments to hedge their portfolio positions or to sell mortgage-backed securities they own under delayed delivery arrangements. Proceeds of forward sale commitments are not received until the contractual

--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT  231

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

settlement date. During the time a forward sale commitment is outstanding, equivalent deliverable securities, or an offsetting forward purchase commitment deliverable on or before the sale commitment date, are used to satisfy the commitment.

Unsettled forward sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Valuation of securities" above. The forward sale commitment is "marked-to-market" daily and the change in market value is recorded by the Funds as an unrealized gain or loss. If the forward sale commitment is closed through the acquisition of an offsetting purchase commitment, the Funds realize a gain or loss. If the Funds deliver securities under the commitment, the Funds realize a gain or a loss from the sale of the securities based upon the market price established at the date the commitment was entered into. Forward sale commitments outstanding at period end are listed in the Notes to Portfolio of Investments. At June 30, 2009, RiverSource VP - Short Duration U.S. Government Fund had outstanding forward sale commitments.

GUARANTEES AND INDEMNIFICATIONS
Under each Fund's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to each Fund. In addition, certain of each Fund's contracts with its service providers contain general indemnification clauses. Each Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against each Fund cannot be determined and each Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES
For federal income tax purposes, each Fund is treated as a separate entity.

RiverSource Partners VP - Fundamental Value Fund, RiverSource Partners VP - Select Value Fund, RiverSource Partners VP - Small Cap Value Fund, RiverSource VP - Balanced Fund, RiverSource VP - Diversified Equity Income Fund, RiverSource VP - Dynamic Equity Fund, RiverSource VP - Mid Cap Growth Fund, RiverSource VP - Mid Cap Value Fund, RiverSource VP - S&P 500 Index Fund, Seligman VP - Growth Fund, Seligman VP - Larger-Cap Value Fund and Seligman VP - Smaller-Cap Value Fund are treated as a partnership for federal income tax purposes, and these Funds do not expect to make regular distributions. These Funds will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of these Funds are subject to tax on their distributive share of each Fund's income and loss. The components of each of these Funds' net assets are reported at the partner level for tax purposes, and therefore, are not presented in the Statements of Assets and Liabilities.

RiverSource VP - Cash Management Fund, RiverSource VP - Diversified Bond Fund, RiverSource VP - Global Bond Fund, RiverSource VP - Global Inflation Protected Securities Fund, RiverSource VP - High Yield Bond Fund, RiverSource VP - Income Opportunities Fund, RiverSource VP - Short Duration U.S. Government Fund, Threadneedle VP - Emerging Markets Fund and Threadneedle VP - International Opportunity Fund are each treated as separate regulated investment companies for federal income tax purposes. Each of these Funds' policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies (RICs) and to distribute substantially all of its taxable income to the subaccounts. No provision for income or excise taxes is thus required.

Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all the tax returns filed for the last three years.

DIVIDENDS
Distributions to the subaccounts are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income are declared daily and distributed quarterly, when available, for RiverSource VP - Cash Management Fund. Dividends from net investment income are declared and distributed quarterly, when available, for RiverSource VP - Global Bond Fund, Threadneedle VP - Emerging Markets Fund and Threadneedle VP - International Opportunity Fund. Dividends from net investment income are declared and distributed annually, when available, for RiverSource VP - Diversified Bond Fund, RiverSource VP - Global Inflation Protected Securities Fund, RiverSource VP - High Yield Bond Fund, RiverSource VP - Income Opportunities Fund and RiverSource VP - Short Duration U.S. Government Fund. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to RICs.

OTHER
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Non-cash dividends included

--------------------------------------------------------------------------------
232  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

in dividend income, if any, are recorded at the fair market value of the security received. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

3. INVESTMENTS IN DERIVATIVES

Each Fund may invest in certain derivative instruments, which are transactions whose values depend on or are derived from (in whole or in part) the value of one or more other assets, such as securities, currencies, commodities or indices. Such derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, and to pursue higher investment returns. Each Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk, and credit risk.

FORWARD FOREIGN CURRENCY CONTRACTS
The Funds, except RiverSource VP - Cash Management Fund, may enter into forward foreign currency contracts in connection with settling purchases or sales of securities, to hedge the currency exposure associated with some or all of the Funds' securities or as part of its investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily based upon foreign currency exchange rates from an independent pricing service and the change in value is recorded as unrealized appreciation or depreciation. The Funds will record a realized gain or loss when the foreign currency contract is closed.

The risks of foreign currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that the counterparty will not complete its contractual obligation, which may be in excess of the amount reflected in the Statements of Assets and Liabilities.

FUTURES TRANSACTIONS
The Funds, except RiverSource VP - Cash Management Fund, may buy and sell financial futures contracts traded on any U.S. or foreign exchange to produce incremental earnings, hedge existing positions or protect against market changes in the value of equities, interest rates or foreign currencies. The Funds may also buy and write put and call options on these futures contracts. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Futures and options on futures are valued daily based upon the last sale price at the close of the market on the principal exchange on which they are traded. Upon entering into a futures contract, the Funds are required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Funds each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Funds recognize a realized gain or loss when the contract is closed or expires.

Upon entering into futures contracts, the Funds bear the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the Funds may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

OPTION TRANSACTIONS
The Funds, except RiverSource VP - Cash Management Fund, may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter (OTC) market to produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments. The Funds may also buy and sell put and call options and write covered call options on portfolio securities. Options are contracts which entitle the holder to purchase or sell securities or other financial instruments at a specified price, or in the case of index options, to receive or pay the difference between the index value and the strike price of the index option. Completion of transactions for options traded in the OTC market depends upon the performance of the other party. Cash collateral may be collected by the Funds to secure certain OTC options trades. Cash collateral held by the Funds for such option trades must be returned to the counterparty or the Funds upon closure, exercise or expiration of the contract.

Option contracts purchased are recorded as investments and options contracts written are recorded as liabilities of the Funds. Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. Option contracts, including OTC option contracts, with no readily available market value are valued using quotations obtained from independent brokers as of the close of the NYSE. The Funds will realize a gain or loss when the option transaction expires or is exercised. When options on debt securities or futures are exercised, the Funds will realize a gain or

--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT  233

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

The risk in buying an option is that the Funds pay a premium whether or not the option is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist. The risk in writing a call option is that the Funds give up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. Each Fund's maximum payout in the case of written put option contracts represents the maximum potential amount of future payments (undiscounted) that the Funds could be required to make as a guarantor for written put options. For OTC options contracts, the transaction is also subject to counterparty credit risk. The maximum payout amount may be offset by the subsequent sale, if any, of assets obtained upon the exercise of the put options by holders of the option contracts or proceeds received upon entering into the contracts. At June 30, 2009, the Funds had no written put options.

CREDIT DEFAULT SWAP TRANSACTIONS
Certain Funds may enter into credit default swap transactions to increase or decrease their credit exposure to an issuer of debt securities, a specific debt security, or an index of issuers or debt securities. Additionally, credit default swaps may be used to hedge each Fund's exposure on a debt security that they own or in lieu of selling such debt security.

As the purchaser of a credit default swap contract, the Funds purchase protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If the credit event specified in the contract occurs, the Funds will be required to deliver either the reference obligation or an equivalent cash amount to the protection seller and in exchange, the Funds will receive the notional amount from the seller. The difference between the value of the obligation delivered and the notional amount received will be recorded as a realized gain (loss).

As the seller of a credit default swap contract, the Funds sell protection to a buyer and will generally receive a periodic interest rate on the notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If the credit event specified in the contract occurs, the Funds will receive the reference obligation or an equivalent cash amount in exchange for the payment of the notional amount to the protection buyer. The difference between the value of the obligation received and the notional amount paid will be recorded as a realized gain (loss). As a protection seller, the Funds bear the risk of loss from the credit events specified in the contract. Although specified events are contract-specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. As disclosed under Credit Default Swap Contracts Outstanding following the Portfolios of Investments, no Funds had outstanding credit default swaps in which the Funds were the seller of protection.

The notional amounts of credit default swap contracts are not recorded in the financial statements. Any premium paid or received by the Funds upon entering into a credit default swap contract is recorded as an asset or liability and amortized daily as a component of realized gain (loss) on the Statements of Operations. At June 30, 2009, there were no credit default swap contracts outstanding which had a premium paid or received by the Funds. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.

Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk. The Funds will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness.

TOTAL RETURN SWAP TRANSACTIONS
Certain Funds may enter into total return swap transactions to gain exposure to the total return on a specified reference security, a basket of reference securities or a reference security index during the specified period, in return for periodic payments based on a fixed or variable interest rate. Total return swap transactions may be used to obtain exposure to a security or market without owning or taking physical custody of such reference security or securities in a market.

The notional amounts of swap contracts are not recorded in the financial statements. Swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time the Funds will realize a gain or (loss). Periodic payments received (or made) by the Funds over the term of the contract are recorded as realized gains (losses).


--------------------------------------------------------------------------------
234  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

Total return swap transactions may be subject to liquidity risk, which exists when a particular swap is difficult to purchase or sell. It may not be possible for the Funds to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses. Total return swaps are subject to the risk associated with the investment in the reference securities. The risk in the case of short total return swap transactions is unlimited based on the potential for unlimited increases in the market value of the reference securities. This risk may be offset if the Funds hold any of the reference securities. The risk in the case of long total return swap transactions is limited to the current notional amount of the total return swap. Total return swaps are also subject to the risk of the counterparty not fulfilling its obligations under the contract. The counterparty risk may be offset by any collateral held by the Funds related to the swap transactions. At June 30, 2009, the Funds had no outstanding total return swap contracts.

EFFECTS OF DERIVATIVE TRANSACTIONS ON THE FINANCIAL STATEMENTS
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of each Fund including: the fair value of derivatives by risk category and the location of those fair values in the Statements of Assets and Liabilities; the impact of derivative transactions on each Fund's operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolios of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any. Tables are presented only for those funds which had derivatives outstanding at June 30, 2009, or which had derivatives transactions during the six months ended June 30, 2009.

RiverSource Partners VP - Fundamental Value Fund

FAIR VALUES OF DERIVATIVE INSTRUMENTS AT JUNE 30, 2009
At June 30, 2009, the Fund had no outstanding derivatives.

EFFECT OF DERIVATIVE INSTRUMENTS IN THE STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2009


              AMOUNT OF REALIZED GAIN OR (LOSS) ON DERIVATIVES RECOGNIZED IN INCOME
-------------------------------------------------------------------------------------------------
                                                                              FORWARD
                                                                              CURRENCY
RISK EXPOSURE CATEGORY                                                       CONTRACTS
-------------------------------------------------------------------------------------------
Foreign exchange contracts                                                   $(201,641)
-------------------------------------------------------------------------------------------
Total                                                                        $(201,641)
-------------------------------------------------------------------------------------------



     CHANGE IN UNREALIZED APPRECIATION OR (DEPRECIATION) ON DERIVATIVES RECOGNIZED IN INCOME
-------------------------------------------------------------------------------------------------
                                                                              FORWARD
                                                                              CURRENCY
RISK EXPOSURE CATEGORY                                                       CONTRACTS
-------------------------------------------------------------------------------------------
Foreign exchange contracts                                                      $--
-------------------------------------------------------------------------------------------
Total                                                                           $--
-------------------------------------------------------------------------------------------


RiverSource VP - Balanced Fund

FAIR VALUES OF DERIVATIVE INSTRUMENTS AT JUNE 30, 2009


                              ASSET DERIVATIVES                             LIABILITY DERIVATIVES
                  -----------------------------------------    -----------------------------------------------
RISK EXPOSURE          STATEMENT OF ASSETS                          STATEMENT OF ASSETS
CATEGORY            AND LIABILITIES LOCATION     FAIR VALUE      AND LIABILITIES LOCATION     FAIR VALUE
--------------------------------------------------------------------------------------------------------
Credit contracts  Unrealized appreciation on                   N/A
                  swap transactions               $ 47,825                                        N/A
--------------------------------------------------------------------------------------------------------
Interest rate     Net assets -- unrealized                     Net assets -- unrealized
  contracts       appreciation                     162,674*    depreciation                      $ 29*
--------------------------------------------------------------------------------------------------------
Total                                             $210,499                                       $ 29
--------------------------------------------------------------------------------------------------------


* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.


--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT  235

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

EFFECT OF DERIVATIVE INSTRUMENTS IN THE STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2009


                   AMOUNT OF REALIZED GAIN OR (LOSS) ON DERIVATIVES RECOGNIZED IN INCOME
-----------------------------------------------------------------------------------------------------------
                                                          FORWARD
                                                          CURRENCY
RISK EXPOSURE CATEGORY                                   CONTRACTS    FUTURES     SWAPS      TOTAL
-----------------------------------------------------------------------------------------------------
Credit contracts                                          $    --   $        --  $27,872  $    27,872
-----------------------------------------------------------------------------------------------------
Equity contracts                                               --    (3,926,713)      --  $(3,926,713)
-----------------------------------------------------------------------------------------------------
Foreign exchange contracts                                 14,631            --       --  $    14,631
-----------------------------------------------------------------------------------------------------
Interest rate contracts                                        --    (2,892,639)      --  $(2,892,639)
-----------------------------------------------------------------------------------------------------
Total                                                     $14,631   $(6,819,352) $27,872  $(6,776,849)
-----------------------------------------------------------------------------------------------------



          CHANGE IN UNREALIZED APPRECIATION OR (DEPRECIATION) ON DERIVATIVES RECOGNIZED IN INCOME
-----------------------------------------------------------------------------------------------------------
                                                          FORWARD
                                                          CURRENCY
RISK EXPOSURE CATEGORY                                   CONTRACTS    FUTURES     SWAPS       TOTAL
-----------------------------------------------------------------------------------------------------
Credit contracts                                            $--     $       --  $(173,854) $ (173,854)
-----------------------------------------------------------------------------------------------------
Equity contracts                                             --       (718,021)        --  $ (718,021)
-----------------------------------------------------------------------------------------------------
Foreign exchange contracts                                   --             --         --  $       --
-----------------------------------------------------------------------------------------------------
Interest rate contracts                                      --      1,609,259         --  $1,609,259
-----------------------------------------------------------------------------------------------------
Total                                                       $--     $  891,238  $(173,854) $  717,384
-----------------------------------------------------------------------------------------------------


VOLUME OF DERIVATIVE ACTIVITY
FORWARD CURRENCY CONTRACTS
At June 30, 2009 the Fund had no outstanding forward foreign currency contracts.

FUTURES
The gross notional amount of long contracts was $18.2 million, and the gross notional amount of short contracts was $0.6 million at June 30, 2009. The monthly average gross notional contract amounts for long and short contracts were $24.4 million and $31.2 million, respectively, for the six months ended June 30, 2009. The fair value of such contracts is set forth in the table above.

SWAPS
The gross notional amount of contracts was $1.5 million at June 30, 2009. The monthly average gross notional contract amount for these contracts was $3.0 million for the six months ended June 30, 2009. The fair value of such contracts is set forth in the table above.

RiverSource VP - Diversified Bond Fund

FAIR VALUES OF DERIVATIVE INSTRUMENTS AT JUNE 30, 2009


                              ASSET DERIVATIVES                             LIABILITY DERIVATIVES
                  -----------------------------------------    -----------------------------------------------
RISK EXPOSURE          STATEMENT OF ASSETS                          STATEMENT OF ASSETS
CATEGORY            AND LIABILITIES LOCATION     FAIR VALUE      AND LIABILITIES LOCATION     FAIR VALUE
--------------------------------------------------------------------------------------------------------
Credit contracts  Unrealized appreciation on                   N/A
                  swap transactions               $299,259                                          N/A
--------------------------------------------------------------------------------------------------------
Foreign exchange  Unrealized appreciation on                   Unrealized depreciation on
  contracts       forward foreign currency                     forward foreign currency
                  contracts                        178,177     contracts                       $106,970
--------------------------------------------------------------------------------------------------------
Interest rate     Net assets -- unrealized                     Net assets -- unrealized
  contracts       appreciation                     226,427*    depreciation                     534,652*
--------------------------------------------------------------------------------------------------------
Total                                             $703,863                                     $641,622
--------------------------------------------------------------------------------------------------------


* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.


--------------------------------------------------------------------------------
236  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

EFFECT OF DERIVATIVE INSTRUMENTS IN THE STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2009


                   AMOUNT OF REALIZED GAIN OR (LOSS) ON DERIVATIVES RECOGNIZED IN INCOME
-----------------------------------------------------------------------------------------------------------
                                                       FORWARD
                                                       CURRENCY
RISK EXPOSURE CATEGORY                                CONTRACTS     FUTURES      SWAPS       TOTAL
-----------------------------------------------------------------------------------------------------
Credit contracts                                      $      --  $         --  $207,886  $    207,886
-----------------------------------------------------------------------------------------------------
Foreign exchange contracts                             (973,610)           --        --  $   (973,610)
-----------------------------------------------------------------------------------------------------
Interest rate contracts                                      --   (16,450,633)       --  $(16,450,633)
-----------------------------------------------------------------------------------------------------
Total                                                 $(973,610) $(16,450,633) $207,886  $(17,216,357)
-----------------------------------------------------------------------------------------------------



           CHANGE IN UNREALIZED APPRECIATION OR (DEPRECIATION) ON DERIVATIVES RECOGNIZED IN INCOME
------------------------------------------------------------------------------------------------------------
                                                       FORWARD
                                                       CURRENCY
RISK EXPOSURE CATEGORY                                CONTRACTS    FUTURES       SWAPS        TOTAL
------------------------------------------------------------------------------------------------------
Credit contracts                                      $      --  $        --  $(1,135,337) $(1,135,337)
------------------------------------------------------------------------------------------------------
Foreign exchange contracts                             (909,668)          --           --  $  (909,668)
------------------------------------------------------------------------------------------------------
Interest rate contracts                                      --   46,356,732           --  $46,356,732
------------------------------------------------------------------------------------------------------
Total                                                 $(909,668) $46,356,732  $(1,135,337) $44,311,727
------------------------------------------------------------------------------------------------------


VOLUME OF DERIVATIVE ACTIVITY
FORWARD CURRENCY CONTRACTS
The gross notional amount of forward foreign exchange contracts was $105.1 million at June 30, 2009. The monthly average gross notional amount for these contracts was $95.8 million for the six months ended June 30, 2009. The fair value of these contracts is set forth in the table above.

FUTURES
The gross notional amount of long contracts was $23.5 million, and the gross notional amount of short contracts was $140.7 million at June 30, 2009. The monthly average gross notional contract amounts for long and short contracts were $133.3 million and $565.0 million, respectively, for the six months ended June 30, 2009. The fair value of such contracts is set forth in the table above.

SWAPS
The gross notional amount of contracts was $9.6 million at June 30, 2009. The monthly average gross notional contract amount for these contracts was $20.3 million for the six months ended June 30, 2009. The fair value of such contracts is set forth in the table above.


--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT  237

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

RiverSource VP - Diversified Equity Income Fund

FAIR VALUES OF DERIVATIVE INSTRUMENTS AT JUNE 30, 2009
At June 30, 2009, the Fund had no outstanding derivatives.

EFFECT OF DERIVATIVE INSTRUMENTS IN THE STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2009


             AMOUNT OF REALIZED GAIN OR (LOSS) ON DERIVATIVES RECOGNIZED IN INCOME
----------------------------------------------------------------------------------------------
                                                                                FORWARD
                                                                                CURRENCY
RISK EXPOSURE CATEGORY                                                         CONTRACTS
----------------------------------------------------------------------------------------
Foreign exchange contracts                                                      $(17,006)
----------------------------------------------------------------------------------------
Total                                                                           $(17,006)
----------------------------------------------------------------------------------------



    CHANGE IN UNREALIZED APPRECIATION OR (DEPRECIATION) ON DERIVATIVES RECOGNIZED IN INCOME
----------------------------------------------------------------------------------------------
                                                                                FORWARD
                                                                                CURRENCY
RISK EXPOSURE CATEGORY                                                         CONTRACTS
----------------------------------------------------------------------------------------
Foreign exchange contracts                                                        $--
----------------------------------------------------------------------------------------
Total                                                                             $--
----------------------------------------------------------------------------------------


RiverSource VP - Dynamic Equity Fund

FAIR VALUES OF DERIVATIVE INSTRUMENTS AT JUNE 30, 2009


                              ASSET DERIVATIVES                             LIABILITY DERIVATIVES
                  -----------------------------------------    -----------------------------------------------
RISK EXPOSURE          STATEMENT OF ASSETS                          STATEMENT OF ASSETS
CATEGORY            AND LIABILITIES LOCATION     FAIR VALUE      AND LIABILITIES LOCATION     FAIR VALUE
--------------------------------------------------------------------------------------------------------
Equity contracts  Net assets -- unrealized                                  N/A
                  appreciation                     $3,890*                                        N/A
--------------------------------------------------------------------------------------------------------
Total                                              $3,890                                         N/A
--------------------------------------------------------------------------------------------------------


* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

EFFECT OF DERIVATIVE INSTRUMENTS IN THE STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2009


              AMOUNT OF REALIZED GAIN OR (LOSS) ON DERIVATIVES RECOGNIZED IN INCOME
-------------------------------------------------------------------------------------------------
RISK EXPOSURE CATEGORY                                          FUTURES     OPTIONS      TOTAL
-------------------------------------------------------------------------------------------------
Equity contracts                                              $(6,027,299) $(421,473) $(6,448,772)
-------------------------------------------------------------------------------------------------
Total                                                         $(6,027,299) $(421,473) $(6,448,772)
-------------------------------------------------------------------------------------------------


        CHANGE IN UNREALIZED APPRECIATION OR (DEPRECIATION) ON DERIVATIVES RECOGNIZED IN INCOME
-------------------------------------------------------------------------------------------------------
RISK EXPOSURE CATEGORY                                          FUTURES     OPTIONS      TOTAL
-------------------------------------------------------------------------------------------------
Equity contracts                                              $  (615,011) $ 421,462  $  (193,549)
-------------------------------------------------------------------------------------------------
Total                                                         $  (615,011) $ 421,462  $  (193,549)
-------------------------------------------------------------------------------------------------


VOLUME OF DERIVATIVE ACTIVITY
FUTURES
The gross notional amount of long contracts was $5.0 million at June 30, 2009. The monthly average gross notional contract amount for these contracts was $19.7 million for the six months ended June 30, 2009. The fair value of such contracts is set forth in the table above.

OPTIONS
At June 30, 2009, the Fund had no outstanding contracts.


--------------------------------------------------------------------------------
238  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

RiverSource VP - Global Bond Fund

FAIR VALUES OF DERIVATIVE INSTRUMENTS AT JUNE 30, 2009


                              ASSET DERIVATIVES                            LIABILITY DERIVATIVES
                  ----------------------------------------    ----------------------------------------------
RISK EXPOSURE         STATEMENT OF ASSETS                         STATEMENT OF ASSETS
CATEGORY            AND LIABILITIES LOCATION    FAIR VALUE      AND LIABILITIES LOCATION    FAIR VALUE
------------------------------------------------------------------------------------------------------
Foreign exchange  Unrealized appreciation on                  Unrealized depreciation on
  contracts       forward foreign currency                    forward foreign currency
                  contracts                     $  185,389    contracts                     $1,033,183
------------------------------------------------------------------------------------------------------
Interest rate     Net assets -- unrealized                    Net assets -- unrealized
  contracts       appreciation                   2,383,051*   depreciation                      59,466*
------------------------------------------------------------------------------------------------------
Total                                           $2,568,440                                  $1,092,649
------------------------------------------------------------------------------------------------------


* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

EFFECT OF DERIVATIVE INSTRUMENTS IN THE STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2009


              AMOUNT OF REALIZED GAIN OR (LOSS) ON DERIVATIVES RECOGNIZED IN INCOME
-------------------------------------------------------------------------------------------------
                                                               FORWARD
                                                               CURRENCY
RISK EXPOSURE CATEGORY                                        CONTRACTS    FUTURES       TOTAL
-------------------------------------------------------------------------------------------------
Foreign exchange contracts                                    $(262,672) $        --  $  (262,672)
-------------------------------------------------------------------------------------------------
Interest rate contracts                                              --   (2,785,879) $(2,785,879)
-------------------------------------------------------------------------------------------------
Total                                                         $(262,672) $(2,785,879) $(3,048,551)
-------------------------------------------------------------------------------------------------



        CHANGE IN UNREALIZED APPRECIATION OR (DEPRECIATION) ON DERIVATIVES RECOGNIZED IN INCOME
------------------------------------------------------------------------------------------------------
                                                                FORWARD
                                                                CURRENCY
RISK EXPOSURE CATEGORY                                         CONTRACTS    FUTURES      TOTAL
------------------------------------------------------------------------------------------------
Foreign exchange contracts                                      $994,956  $       --  $  994,956
------------------------------------------------------------------------------------------------
Interest rate contracts                                               --   3,278,484  $3,278,484
------------------------------------------------------------------------------------------------
Total                                                           $994,956  $3,278,484  $4,273,440
------------------------------------------------------------------------------------------------


VOLUME OF DERIVATIVE ACTIVITY
FORWARD CURRENCY CONTRACTS
The gross notional amount of forward foreign exchange contracts was $107.7 million at June 30, 2009. The monthly average gross notional contract amount for these contracts was $108.2 million for the six months ended June 30, 2009. The fair value of these contracts is set forth in the table above.

FUTURES
The gross notional amount of long contracts was $202.3 million, and the gross notional amount of short contracts was $4.6 million at June 30, 2009. The monthly average gross notional contract amounts for long and short contracts were $111.0 million and $42.1 million, respectively, for the six months ended June 30, 2009. The fair value of such contracts is set forth in the table above.


--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT  239

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

RiverSource VP - Global Inflation Protected Securities Fund

FAIR VALUES OF DERIVATIVE INSTRUMENTS AT JUNE 30, 2009


                              ASSET DERIVATIVES                             LIABILITY DERIVATIVES
                  -----------------------------------------    -----------------------------------------------
RISK EXPOSURE          STATEMENT OF ASSETS                          STATEMENT OF ASSETS
CATEGORY            AND LIABILITIES LOCATION     FAIR VALUE      AND LIABILITIES LOCATION     FAIR VALUE
--------------------------------------------------------------------------------------------------------

Foreign exchange  Unrealized appreciation on                   Unrealized depreciation on
  contracts       forward foreign currency                     forward foreign currency
                  contracts                       $250,392     contracts                      $1,644,221
--------------------------------------------------------------------------------------------------------
Interest rate     Net assets -- unrealized                     N/A
  contracts       appreciation                     452,995*                                          N/A
--------------------------------------------------------------------------------------------------------
Total                                             $703,387                                    $1,644,221
--------------------------------------------------------------------------------------------------------


* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

EFFECT OF DERIVATIVE INSTRUMENTS IN THE STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2009


                 AMOUNT OF REALIZED GAIN OR (LOSS) ON DERIVATIVES RECOGNIZED IN INCOME
-------------------------------------------------------------------------------------------------------
                                                                FORWARD
                                                               CURRENCY
RISK EXPOSURE CATEGORY                                         CONTRACTS    FUTURES      TOTAL
-------------------------------------------------------------------------------------------------
Foreign exchange contracts                                   $(17,802,206) $     --  $(17,802,206)
-------------------------------------------------------------------------------------------------
Interest rate contracts                                                --   363,870  $    363,870
-------------------------------------------------------------------------------------------------
Total                                                        $(17,802,206) $363,870  $(17,438,336)
-------------------------------------------------------------------------------------------------



         CHANGE IN UNREALIZED APPRECIATION OR (DEPRECIATION) ON DERIVATIVES RECOGNIZED IN INCOME
--------------------------------------------------------------------------------------------------------
                                                                FORWARD
                                                                CURRENCY
RISK EXPOSURE CATEGORY                                         CONTRACTS     FUTURES      TOTAL
--------------------------------------------------------------------------------------------------
Foreign exchange contracts                                    $(8,031,311) $       --  $(8,031,311)
--------------------------------------------------------------------------------------------------
Interest rate contracts                                                --   2,524,712  $ 2,524,712
--------------------------------------------------------------------------------------------------
Total                                                         $(8,031,311) $2,524,712  $(5,506,599)
--------------------------------------------------------------------------------------------------


VOLUME OF DERIVATIVE ACTIVITY
FORWARD CURRENCY CONTRACTS
The gross notional amount of forward foreign exchange contracts was $580.9 million at June 30, 2009. The monthly average gross notional contract amount for these contracts was $493.9 million for the six months ended June 30, 2009. The fair value of these contracts is set forth in the table above.

FUTURES
The gross notional amount of long contracts was $53.9 million, and the gross notional amount of short contracts was $0 at June 30, 2009. The monthly average gross notional contract amounts for long and short contracts were $13.5 million and $56.4 million, respectively, for the six months ended June 30, 2009. The fair value of such is set forth in the table above.

RiverSource VP - Mid Cap Growth

FAIR VALUES OF DERIVATIVE INSTRUMENTS AT JUNE 30, 2009


                              ASSET DERIVATIVES                             LIABILITY DERIVATIVES
                  -----------------------------------------    -----------------------------------------------
RISK EXPOSURE          STATEMENT OF ASSETS                          STATEMENT OF ASSETS
CATEGORY            AND LIABILITIES LOCATION     FAIR VALUE      AND LIABILITIES LOCATION     FAIR VALUE
--------------------------------------------------------------------------------------------------------
Equity contracts                                               Options contracts written,
                               N/A                   N/A       at value                         $12,455
--------------------------------------------------------------------------------------------------------
Total                                                N/A                                        $12,455
--------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
240  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

EFFECT OF DERIVATIVE INSTRUMENTS IN THE STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2009


         AMOUNT OF REALIZED GAIN OR (LOSS) ON DERIVATIVES RECOGNIZED IN INCOME
---------------------------------------------------------------------------------------
RISK EXPOSURE CATEGORY                                                          OPTIONS
---------------------------------------------------------------------------------------
Equity contracts                                                               $114,271
---------------------------------------------------------------------------------------
Total                                                                          $114,271
---------------------------------------------------------------------------------------



CHANGE IN UNREALIZED APPRECIATION OR (DEPRECIATION) ON DERIVATIVES RECOGNIZED IN INCOME
---------------------------------------------------------------------------------------
RISK EXPOSURE CATEGORY                                                          OPTIONS
---------------------------------------------------------------------------------------
Equity contracts                                                                $14,495
---------------------------------------------------------------------------------------
Total                                                                           $14,495
---------------------------------------------------------------------------------------


VOLUME OF DERIVATIVE ACTIVITY
OPTIONS WRITTEN
The gross notional amount of these contracts was $236,000 at June 30, 2009. The fair value of such contracts is set forth in the table above.

RiverSource VP - S&P 500 Index Fund

FAIR VALUES OF DERIVATIVE INSTRUMENTS AT JUNE 30, 2009


                              ASSET DERIVATIVES                             LIABILITY DERIVATIVES
                  -----------------------------------------    -----------------------------------------------
RISK EXPOSURE          STATEMENT OF ASSETS                          STATEMENT OF ASSETS
CATEGORY            AND LIABILITIES LOCATION     FAIR VALUE      AND LIABILITIES LOCATION     FAIR VALUE
--------------------------------------------------------------------------------------------------------
Equity contracts                                               Net assets -- unrealized
                               N/A                   N/A       depreciation                     $23,316*
--------------------------------------------------------------------------------------------------------
Total                                                N/A                                        $23,316
--------------------------------------------------------------------------------------------------------


* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

EFFECT OF DERIVATIVE INSTRUMENTS IN THE STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2009


            AMOUNT OF REALIZED GAIN OR (LOSS) ON DERIVATIVES RECOGNIZED IN INCOME
---------------------------------------------------------------------------------------------
RISK EXPOSURE CATEGORY                                                          FUTURES
---------------------------------------------------------------------------------------
Equity contracts                                                               $203,130
---------------------------------------------------------------------------------------
Total                                                                          $203,130
---------------------------------------------------------------------------------------



    CHANGE IN UNREALIZED APPRECIATION OR (DEPRECIATION) ON DERIVATIVES RECOGNIZED IN INCOME
----------------------------------------------------------------------------------------------
RISK EXPOSURE CATEGORY                                                          FUTURES
----------------------------------------------------------------------------------------
Equity contracts                                                               $(177,499)
----------------------------------------------------------------------------------------
Total                                                                          $(177,499)
----------------------------------------------------------------------------------------


VOLUME OF DERIVATIVE ACTIVITY
FUTURES
The gross notional amount of long contracts was $1.3 million at June 30, 2009. The monthly average gross notional contract amount for these contracts was $2.6 million for the six months ended June 30, 2009. The fair value of such contracts is set forth in the table above.


--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT  241

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

RiverSource VP - Short Duration U.S. Government Fund

FAIR VALUES OF DERIVATIVE INSTRUMENTS AT JUNE 30, 2009


                              ASSET DERIVATIVES                             LIABILITY DERIVATIVES
                  -----------------------------------------    -----------------------------------------------
RISK EXPOSURE          STATEMENT OF ASSETS                          STATEMENT OF ASSETS
CATEGORY            AND LIABILITIES LOCATION     FAIR VALUE      AND LIABILITIES LOCATION     FAIR VALUE
--------------------------------------------------------------------------------------------------------
Interest rate     Net assets -- unrealized                     Net assets -- unrealized
  contracts       appreciation                     $8,613*     depreciation                    $370,365*
--------------------------------------------------------------------------------------------------------
Total                                              $8,613                                      $370,365
--------------------------------------------------------------------------------------------------------


* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

EFFECT OF DERIVATIVE INSTRUMENTS IN THE STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2009


             AMOUNT OF REALIZED GAIN OR (LOSS) ON DERIVATIVES RECOGNIZED IN INCOME
----------------------------------------------------------------------------------------------
RISK EXPOSURE CATEGORY                                                          FUTURES
----------------------------------------------------------------------------------------
Interest rate contracts                                                        $(965,804)
----------------------------------------------------------------------------------------
Total                                                                          $(965,804)
----------------------------------------------------------------------------------------



    CHANGE IN UNREALIZED APPRECIATION OR (DEPRECIATION) ON DERIVATIVES RECOGNIZED IN INCOME
----------------------------------------------------------------------------------------------
RISK EXPOSURE CATEGORY                                                          FUTURES
----------------------------------------------------------------------------------------
Interest rate contracts                                                       $2,353,799
----------------------------------------------------------------------------------------
Total                                                                         $2,353,799
----------------------------------------------------------------------------------------


VOLUME OF DERIVATIVE ACTIVITY
FUTURES
The gross notional amount of long contracts was $89.4 million, and the gross notional amount of short contracts was $31.2 million at June 30, 2009. The monthly average gross notional contract amounts for long and short contracts were $102.6 million and $65.6 million, respectively, for the six months ended June 30, 2009. The fair value of such contracts is set forth in the table above.

Seligman VP - Growth Fund

FAIR VALUES OF DERIVATIVE INSTRUMENTS AT JUNE 30, 2009
At June 30, 2009, the Fund had no outstanding derivatives.

EFFECT OF DERIVATIVE INSTRUMENTS IN THE STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2009


             AMOUNT OF REALIZED GAIN OR (LOSS) ON DERIVATIVES RECOGNIZED IN INCOME
----------------------------------------------------------------------------------------------
RISK EXPOSURE CATEGORY                                                          OPTIONS
----------------------------------------------------------------------------------------
Equity contracts                                                               $(259,381)
----------------------------------------------------------------------------------------
Total                                                                          $(259,381)
----------------------------------------------------------------------------------------



   CHANGE IN UNREALIZED APPRECIATION OR (DEPRECIATION) ON DERIVATIVES RECOGNIZED IN INCOME
---------------------------------------------------------------------------------------------
RISK EXPOSURE CATEGORY                                                          OPTIONS
---------------------------------------------------------------------------------------
Equity contracts                                                               $259,374
---------------------------------------------------------------------------------------
Total                                                                          $259,374
---------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
242  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

Threadneedle VP - Emerging Markets Fund

FAIR VALUES OF DERIVATIVE INSTRUMENTS AT JUNE 30, 2009


                              ASSET DERIVATIVES                             LIABILITY DERIVATIVES
                  -----------------------------------------    -----------------------------------------------
RISK EXPOSURE          STATEMENT OF ASSETS                          STATEMENT OF ASSETS
CATEGORY            AND LIABILITIES LOCATION     FAIR VALUE      AND LIABILITIES LOCATION     FAIR VALUE
--------------------------------------------------------------------------------------------------------
Foreign exchange                                               Unrealized depreciation on
  contracts                                                    forward foreign currency
                               N/A                   N/A       contracts                       $212,826
--------------------------------------------------------------------------------------------------------
Total                                                N/A                                       $212,826
--------------------------------------------------------------------------------------------------------


EFFECT OF DERIVATIVE INSTRUMENTS IN THE STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2009


          AMOUNT OF REALIZED GAIN OR (LOSS) ON DERIVATIVES RECOGNIZED IN INCOME
----------------------------------------------------------------------------------------
                                                                                FORWARD
                                                                                CURRENCY
RISK EXPOSURE CATEGORY                                                         CONTRACTS
----------------------------------------------------------------------------------------
Foreign exchange contracts                                                     $(463,087)
----------------------------------------------------------------------------------------
Total                                                                          $(463,087)
----------------------------------------------------------------------------------------



 CHANGE IN UNREALIZED APPRECIATION OR (DEPRECIATION) ON DERIVATIVES RECOGNIZED IN INCOME
----------------------------------------------------------------------------------------
                                                                                FORWARD
                                                                                CURRENCY
RISK EXPOSURE CATEGORY                                                         CONTRACTS
----------------------------------------------------------------------------------------
Foreign exchange contracts                                                     $(212,826)
----------------------------------------------------------------------------------------
Total                                                                          $(212,826)
----------------------------------------------------------------------------------------


VOLUME OF DERIVATIVE ACTIVITY
FORWARD CURRENCY CONTRACTS
The gross notional amount of forward foreign exchange contracts was $6.2 million at June 30, 2009. The monthly average gross notional contract amount for these contracts was $3.4 million for the six months ended June 30, 2009. The fair value of these contracts is set forth in the table above.

Threadneedle VP - International Opportunity Fund

FAIR VALUES OF DERIVATIVE INSTRUMENTS AT JUNE 30, 2009


                              ASSET DERIVATIVES                             LIABILITY DERIVATIVES
                  -----------------------------------------    -----------------------------------------------
RISK EXPOSURE          STATEMENT OF ASSETS                          STATEMENT OF ASSETS
CATEGORY            AND LIABILITIES LOCATION     FAIR VALUE      AND LIABILITIES LOCATION     FAIR VALUE
--------------------------------------------------------------------------------------------------------
Foreign exchange  Unrealized appreciation on                                N/A
  contracts       forward foreign currency
                  contracts                        $1,278                                         N/A
--------------------------------------------------------------------------------------------------------
Total                                              $1,278                                         N/A
--------------------------------------------------------------------------------------------------------


EFFECT OF DERIVATIVE INSTRUMENTS IN THE STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2009


          AMOUNT OF REALIZED GAIN OR (LOSS) ON DERIVATIVES RECOGNIZED IN INCOME
----------------------------------------------------------------------------------------
                                                                                FORWARD
                                                                                CURRENCY
RISK EXPOSURE CATEGORY                                                         CONTRACTS
----------------------------------------------------------------------------------------
Foreign exchange contracts                                                      $(80,370)
----------------------------------------------------------------------------------------
Total                                                                           $(80,370)
----------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT  243

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

    CHANGE IN UNREALIZED APPRECIATION OR (DEPRECIATION) ON DERIVATIVES RECOGNIZED IN INCOME
----------------------------------------------------------------------------------------------
                                                                                FORWARD
                                                                                CURRENCY
RISK EXPOSURE CATEGORY                                                         CONTRACTS
----------------------------------------------------------------------------------------
Foreign exchange contracts                                                      $(7,184)
----------------------------------------------------------------------------------------
Total                                                                           $(7,184)
----------------------------------------------------------------------------------------


VOLUME OF DERIVATIVE ACTIVITY
FORWARD CURRENCY CONTRACTS
The gross notional amount of forward foreign exchange contracts was $2.6 million at June 30, 2009. The monthly average gross notional contract amount for these contracts was $0.9 million for the six months ended June 30, 2009. The fair value of these contracts is set forth in the table above.

4. EXPENSES

INVESTMENT MANAGEMENT SERVICES FEES
The Funds have an Investment Management Services Agreement with the Investment Manager for managing investments, record keeping and other services that are based solely on the assets of each Fund. The management fee is equal to a percentage of each Fund's average daily net assets that declines annually as each Fund's net assets increase. The annual percentage range for each Fund is as follows:

FUND                                                                       PERCENTAGE RANGE
-------------------------------------------------------------------------------------------
RiverSource Partners VP -- Fundamental Value Fund                          0.730% to 0.600%
RiverSource Partners VP -- Select Value Fund                               0.780% to 0.650%
RiverSource Partners VP -- Small Cap Value Fund                            0.970% to 0.870%
RiverSource VP -- Balanced Fund                                            0.530% to 0.350%
RiverSource VP -- Cash Management Fund                                     0.330% to 0.150%
RiverSource VP -- Diversified Bond Fund                                    0.480% to 0.290%
RiverSource VP -- Diversified Equity Income Fund                           0.600% to 0.375%
RiverSource VP -- Dynamic Equity Fund                                      0.600% to 0.375%
RiverSource VP -- Global Bond Fund                                         0.720% to 0.520%
RiverSource VP -- Global Inflation Protected Securities Fund               0.440% to 0.250%
RiverSource VP -- High Yield Bond Fund                                     0.590% to 0.360%
RiverSource VP -- Income Opportunities Fund                                0.610% to 0.380%
RiverSource VP -- Mid Cap Growth Fund                                      0.700% to 0.475%
RiverSource VP -- Mid Cap Value Fund                                       0.700% to 0.475%
RiverSource VP -- S&P 500 Index Fund                                       0.220% to 0.120%
RiverSource VP -- Short Duration U.S. Government Fund                      0.480% to 0.250%
Seligman VP -- Growth Fund                                                 0.600% to 0.375%
Seligman VP -- Larger-Cap Value Fund                                       0.600% to 0.375%
Seligman VP -- Smaller-Cap Value Fund                                      0.790% to 0.665%
Threadneedle VP -- Emerging Markets Fund                                   1.100% to 0.900%
Threadneedle VP -- International Opportunity Fund                          0.800% to 0.570%




--------------------------------------------------------------------------------
244  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

For the following Funds, the fee may be adjusted upward or downward by a performance incentive adjustment with a maximum adjustment of 0.08% for RiverSource VP - Balanced Fund and 0.12% for each remaining Fund. The adjustment is determined monthly by measuring the percentage difference over a rolling 12-month period between the annualized performance of one share of each Fund and the annualized performance of the stated index, up to the maximum percentage of each Fund's average daily net assets. In certain circumstances, the Board may approve a change in the index. If the performance difference is less than 0.50%, the adjustment will be zero. The index name and the amount the fee was increased (decreased) for each Fund for the six months ended June 30, 2009, is as follows:

                                                                                                       INCREASE
FUND                                                                   INDEX NAME                     (DECREASE)
----------------------------------------------------------------------------------------------------------------
RiverSource Partners VP -- Fundamental Value Fund   Lipper Large-Cap Core Funds Index                $  (350,922)
RiverSource Partners VP -- Select Value Fund        Lipper Mid-Cap Value Funds Index                       5,702
RiverSource Partners VP -- Small Cap Value Fund     Lipper Small-Cap Value Funds Index                   239,080
RiverSource VP -- Balanced Fund                     Lipper Balanced Funds Index                         (461,538)
RiverSource VP -- Diversified Equity Income Fund    Lipper Equity Income Funds Index                  (1,701,172)
RiverSource VP -- Dynamic Equity Fund               Lipper Large-Cap Core Funds Index                 (1,119,745)
RiverSource VP -- Mid Cap Growth Fund               Lipper Mid-Cap Growth Funds Index                    132,426
RiverSource VP -- Mid Cap Value Fund                Lipper Mid-Cap Value Funds Index                    (171,907)
Seligman VP -- Growth Fund                          Lipper Large-Cap Growth Funds Index                 (136,275)
Seligman VP -- Larger-Cap Value Fund                Lipper Large-Cap Value Funds Index                    (3,804)
Seligman VP -- Smaller-Cap Value Fund               Lipper Small-Cap Core Funds Index                    (24,085)
Threadneedle VP -- Emerging Markets Fund            Lipper Emerging Markets Funds Index                   57,547
Threadneedle VP -- International Opportunity Fund   Lipper International Large-Cap Core Funds Index      315,321


The management fee for the six months ended June 30, 2009, including the adjustment under the terms of the performance incentive arrangement, if any, is the following percentage of each Fund's average daily net assets:

FUND                                                                          PERCENTAGE
----------------------------------------------------------------------------------------
RiverSource Partners VP -- Fundamental Value Fund                                0.64%
RiverSource Partners VP -- Select Value Fund                                     0.88%
RiverSource Partners VP -- Small Cap Value Fund                                  0.99%
RiverSource VP -- Balanced Fund                                                  0.43%
RiverSource VP -- Cash Management Fund                                           0.32%
RiverSource VP -- Diversified Bond Fund                                          0.44%
RiverSource VP -- Diversified Equity Income Fund                                 0.45%
RiverSource VP -- Dynamic Equity Fund                                            0.41%
RiverSource VP -- Global Bond Fund                                               0.66%
RiverSource VP -- Global Inflation Protected Securities Fund                     0.44%
RiverSource VP -- High Yield Bond Fund                                           0.59%
RiverSource VP -- Income Opportunities Fund                                      0.61%
RiverSource VP -- Mid Cap Growth Fund                                            0.80%
RiverSource VP -- Mid Cap Value Fund                                             0.56%
RiverSource VP -- S&P 500 Index Fund                                             0.22%
RiverSource VP -- Short Duration U.S. Government Fund                            0.48%
Seligman VP -- Growth Fund                                                       0.50%
Seligman VP -- Larger-Cap Value Fund                                             0.52%
Seligman VP -- Smaller-Cap Value Fund                                            0.71%
Threadneedle VP -- Emerging Markets Fund                                         1.09%
Threadneedle VP -- International Opportunity Fund                                0.92%


SUBADVISORY AGREEMENTS
The Investment Manager has a Subadvisory Agreement with Davis Selected Advisers, L.P. to subadvise the assets of RiverSource Partners VP - Fundamental Value Fund.

The Investment Manager has Subadvisory Agreements with Systematic Financial Management, L.P. and WEDGE Capital Management L.L.P., each of which subadvise a portion of the assets of RiverSource Partners VP - Select Value Fund. New investments in the Fund, net of any redemptions, are allocated in accordance with the Investment Manager's determination of the allocation that is in the best interests of the Fund's shareholders. Each subadviser's proportionate share of investments in the Fund will vary due to market fluctuations.


--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT  245

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

The Investment Manager has Subadvisory Agreements with Barrow, Hanley, Mewhinney & Strauss, Inc., Donald Smith & Co., Inc., River Road Asset Management, LLC, Denver Investment Advisors LLC and Turner Investment Partners, LLC, each of which subadvises a portion of the assets of RiverSource Partners VP - Small Cap Value Fund. New investments in the Fund, net of any redemptions, are allocated in accordance with the Investment Manager's determination of the allocation that is in the best interests of the Fund's shareholders. Each subadviser's proportionate share of investments in the Fund will vary due to market fluctuations.

The Investment Manager has a Subadvisory Agreement with Threadneedle International Limited, an affiliate of the Investment Manager and an indirect wholly-owned subsidiary of Ameriprise Financial, to subadvise the assets of Threadneedle VP - Emerging Markets Fund and Threadneedle VP - International Opportunity Fund.

The Investment Manager contracts with and compensates each subadviser to manage the investment of the respective Fund's assets.

ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, each Fund pays Ameriprise Financial a fee for administration and accounting services equal to a percentage of each Fund's average daily net assets that declines annually as each Fund's net assets increase. The percentage range for each Fund and the percentage for the six months ended June 30, 2009, are as follows:

FUND                                                               PERCENTAGE RANGE  PERCENTAGE
-----------------------------------------------------------------------------------------------
RiverSource Partners VP -- Fundamental Value Fund                  0.060% to 0.030%     0.06%
RiverSource Partners VP -- Select Value Fund                       0.060% to 0.030%     0.06%
RiverSource Partners VP -- Small Cap Value Fund                    0.080% to 0.050%     0.08%
RiverSource VP -- Balanced Fund                                    0.060% to 0.030%     0.06%
RiverSource VP -- Cash Management Fund                             0.060% to 0.030%     0.06%
RiverSource VP -- Diversified Bond Fund                            0.070% to 0.040%     0.06%
RiverSource VP -- Diversified Equity Income Fund                   0.060% to 0.030%     0.05%
RiverSource VP -- Dynamic Equity Fund                              0.060% to 0.030%     0.06%
RiverSource VP -- Global Bond Fund                                 0.080% to 0.050%     0.08%
RiverSource VP -- Global Inflation Protected Securities Fund       0.070% to 0.040%     0.07%
RiverSource VP -- High Yield Bond Fund                             0.070% to 0.040%     0.07%
RiverSource VP -- Income Opportunities Fund                        0.070% to 0.040%     0.07%
RiverSource VP -- Mid Cap Growth Fund                              0.060% to 0.030%     0.06%
RiverSource VP -- Mid Cap Value Fund                               0.060% to 0.030%     0.06%
RiverSource VP -- S&P 500 Index Fund                               0.060% to 0.030%     0.06%
RiverSource VP -- Short Duration U.S. Government Fund              0.070% to 0.040%     0.07%
Seligman VP -- Growth Fund                                         0.060% to 0.030%     0.06%
Seligman VP -- Larger-Cap Value Fund                               0.060% to 0.030%     0.06%
Seligman VP -- Smaller-Cap Value Fund                              0.080% to 0.050%     0.08%
Threadneedle VP -- Emerging Markets Fund                           0.080% to 0.050%     0.08%
Threadneedle VP -- International Opportunity Fund                  0.080% to 0.050%     0.08%




--------------------------------------------------------------------------------
246  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

OTHER FEES
Other expenses are for, among other things, certain expenses of each Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to each Fund and the Board. For the six months ended June 30, 2009, other expenses paid to this company are as follows:

FUND                                                                             AMOUNT
---------------------------------------------------------------------------------------
RiverSource Partners VP -- Fundamental Value Fund                               $ 2,953
RiverSource Partners VP -- Select Value Fund                                         48
RiverSource Partners VP -- Small Cap Value Fund                                   3,368
RiverSource VP -- Balanced Fund                                                   3,810
RiverSource VP -- Cash Management Fund                                            7,689
RiverSource VP -- Diversified Bond Fund                                          17,134
RiverSource VP -- Diversified Equity Income Fund                                 10,852
RiverSource VP -- Dynamic Equity Fund                                             5,614
RiverSource VP -- Global Bond Fund                                                5,694
RiverSource VP -- Global Inflation Protected Securities Fund                      3,739
RiverSource VP -- High Yield Bond Fund                                            1,809
RiverSource VP -- Income Opportunities Fund                                       2,465
RiverSource VP -- Mid Cap Growth Fund                                               919
RiverSource VP -- Mid Cap Value Fund                                                938
RiverSource VP -- S&P 500 Index Fund                                                773
RiverSource VP -- Short Duration U.S. Government Fund                             1,590
Seligman VP -- Growth Fund                                                        1,084
Seligman VP -- Larger-Cap Value Fund                                                 35
Seligman VP -- Smaller-Cap Value Fund                                               262
Threadneedle VP -- Emerging Markets Fund                                          2,764
Threadneedle VP -- International Opportunity Fund                                 2,222


COMPENSATION OF BOARD MEMBERS
Under a Deferred Compensation Plan (the Plan), the board members who are not "interested persons" of each Fund under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of each Fund or other funds in the RiverSource Family of Funds. Each Fund's liability for these amounts is adjusted for market value changes and remains in the funds until distributed in accordance with the Plan.

TRANSFER AGENCY FEES
The Funds have a Transfer Agency and Servicing agreement with RiverSource Service Corporation. The fee under this agreement is uniform for each of the Funds at an annual rate of 0.06% of each Fund's average daily net assets.

DISTRIBUTION FEES
The Funds have an agreement with RiverSource Fund Distributors, Inc. (the Distributor) for distribution services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, each Fund pays the Distributor a fee at an annual rate of up to 0.125% of each Fund's average daily net assets.

EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES
For the six months ended June 30, 2009, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fee and expenses of acquired funds*), including any applicable adjustments under the terms of a performance incentive arrangement, were as follows:

FUND                                                                          PERCENTAGE
----------------------------------------------------------------------------------------
RiverSource Partners VP -- Select Value Fund                                     1.24%
RiverSource Partners VP -- Small Cap Value Fund                                  1.25%
RiverSource VP -- Cash Management Fund                                           0.54%
RiverSource VP -- Global Bond Fund                                               0.96%
Seligman VP -- Larger-Cap Value Fund                                             0.96%


The Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until April 30, 2010, unless sooner terminated at the discretion of the Board, such that net expenses (excluding fees and expenses of acquired

--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT  247

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

funds*), before giving effect to any applicable performance incentive adjustment, will not exceed the following percentage of each Fund's average daily net assets:

FUND                                                                          PERCENTAGE
----------------------------------------------------------------------------------------
RiverSource Partners VP -- Fundamental Value Fund                                0.99%
RiverSource Partners VP -- Select Value Fund                                     1.14%
RiverSource Partners VP -- Small Cap Value Fund                                  1.20%
RiverSource VP -- Global Bond Fund                                               0.96%
RiverSource VP -- Global Inflation Protected Securities Fund                     0.74%
RiverSource VP -- Mid Cap Growth Fund                                            1.00%
RiverSource VP -- S&P 500 Index Fund                                             0.53%
Seligman VP -- Larger-Cap Value Fund                                             1.04%
Seligman VP -- Smaller-Cap Value Fund                                            1.12%


From time to time, the Investment Manager and its affiliates may limit the expenses of RiverSource VP -- Cash Management Fund for the purpose of increasing the yield. This expense limitation policy may be revised or terminated at any time without notice.

* In addition to the fees and expenses which each Fund bears directly, each Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and each Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by each Fund will vary.

TEMPORARY MONEY MARKET FUND GUARANTY PROGRAM
On Oct. 6, 2008, RiverSource VP - Cash Management Fund (Cash Management) applied to participate in the initial term of the U.S. Department of Treasury's Temporary Guarantee Program for Money Market Funds (the Program) through Dec. 18, 2008 (the Initial Term), after obtaining the approval of the Board, including a majority of the independent trustees. On Dec. 2, 2008, the Board approved Cash Management's participation in an extension of the Program through April 30, 2009 (the First Extended Term). On April 8, 2009, the Board approved Cash Management's participation in an extension of the Program through Sept. 19, 2009 (the Second Extended Term). Cash Management filed the extension notice with the U.S. Department of Treasury on April 13, 2009 to participate in the Second Extended Term of the Program.

The Program covers shareholders of each participating money market fund for amounts they held in such funds as of the close of business on Sept. 19, 2008. Any increase in the number of shares of that fund held by a shareholder after the close of business on Sept. 19, 2008 will not be guaranteed. Any purchase of shares of a participating money market fund after the close of business on Sept. 19, 2008 will not be guaranteed. If shares of a participating fund held by a shareholder as of the close of business on Sept. 19, 2008 are sold before the guarantee is called upon, then the guarantee will only cover the lesser of (i) the number of fund shares held by the shareholder as of the close of business on Sept. 19, 2008, or (ii) the number of fund shares held by the shareholder on the date the guarantee is called upon. A participating fund shareholder who sells all of his or her shares after Sept. 19, 2008 (and before the guarantee is called upon) will no longer be covered by the guarantee, even if the shareholder subsequently reinvests in the fund or in another fund that is participating in the Program.

Under the terms of the Program, the guarantee is called upon with respect to the Fund if the Board of the Fund makes a determination to liquidate the Fund. For shares covered by the guarantee, any difference between the amount a shareholder received in connection with the liquidation and $1.00 per share (a guarantee payment) will be covered by the U.S. Department of Treasury under the Program, subject to the overall amount available to all funds participating in the Program. Guarantee payments under the Program will not exceed the amount available in the Program (at inception of the Program, approximately $50 billion was available to support guarantee payments).

During the six months ended June 30, 2009, Cash Management paid upfront fees to the U.S. Department of Treasury to participate in the Program. For the initial three-month term of the Program that expired on Dec. 18, 2008, the fee incurred by Cash Management was 0.015% of its net asset value as of the close of business Sept. 19, 2008. The fee to participate in the First Extended Term of the Program through April 30, 2009 required an additional payment in the amount of 0.022% of its net asset value as of Sept. 19, 2008. The fee to participate in the Second Extended Term required an additional payment in the amount of 0.023% of its net asset value as of Sept. 19, 2008. The fees are being amortized over the period of the participation in the Program and are included as a component of other expenses on Cash Management's Statement of Operations. The cost to participate will be borne by Cash Management without regard to any expense limitation currently in effect, if any. However, to the extent the Investment Manager voluntarily limits the expenses of a Fund for the purposes of supporting its yield, the cost to

--------------------------------------------------------------------------------
248  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


participate in the Second Extended Term may be absorbed by the Investment Manager. The Program will expire after the close of business on Sept. 18, 2009.

5. SECURITIES TRANSACTIONS

For the six months ended June 30, 2009, cost of purchases and proceeds from sales or maturities of securities aggregated $5,723,115,230 and $6,143,661,723, respectively, for RiverSource VP - Cash Management Fund. Cost of purchases and proceeds from sales or maturities of securities (other than short-term obligations, but including any applicable mortgage dollar rolls) aggregated for each Fund are as follows:

FUND                                                                 PURCHASES       PROCEEDS
------------------------------------------------------------------------------------------------
RiverSource Partners VP -- Fundamental Value Fund                 $  286,528,205  $  103,591,763
RiverSource Partners VP -- Select Value Fund                           6,119,722       6,813,552
RiverSource Partners VP -- Small Cap Value Fund                      271,072,611     241,754,175
RiverSource VP -- Balanced Fund                                    1,014,151,107   1,046,738,256
RiverSource VP -- Diversified Bond Fund                            9,932,693,087   9,682,996,540
RiverSource VP -- Diversified Equity Income Fund                   1,125,875,245     804,882,129
RiverSource VP -- Dynamic Equity Fund                                440,066,246     529,142,662
RiverSource VP -- Global Bond Fund                                   532,957,587     583,507,891
RiverSource VP -- Global Inflation Protected Securities Fund         868,627,729     731,210,486
RiverSource VP -- High Yield Bond Fund                               334,233,994     309,338,231
RiverSource VP -- Income Opportunities Fund                          660,705,357     343,523,191
RiverSource VP -- Mid Cap Growth Fund                                162,661,944     177,966,022
RiverSource VP -- Mid Cap Value Fund                                  44,137,890      34,627,464
RiverSource VP -- S&P 500 Index Fund                                  14,821,111      15,524,360
RiverSource VP -- Short Duration U.S. Government Fund                887,104,040     853,445,107
Seligman VP -- Growth Fund                                           216,622,479     219,794,349
Seligman VP -- Larger-Cap Value Fund                                   1,631,311         875,507
Seligman VP -- Smaller-Cap Value Fund                                  2,646,375       8,807,383
Threadneedle VP -- Emerging Markets Fund                             680,203,915     772,749,804
Threadneedle VP -- International Opportunity Fund                    229,977,002     275,833,968


Net realized gains and losses on investment sales are determined on an identified cost basis.


--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT  249

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

6. SHARE TRANSACTIONS

Transactions in shares for each Fund for the periods indicated are as follows:

                                                              SIX MONTHS ENDED JUNE 30, 2009
                                                                    ISSUED FOR
                                                                    REINVESTED                         NET
FUND                                        SOLD     FUND MERGER  DISTRIBUTIONS    REDEEMED    INCREASE (DECREASE)
------------------------------------------------------------------------------------------------------------------
RiverSource Partners VP -- Fundamental
  Value Fund                             29,181,223      N/A                --     (4,697,151)       24,484,072
RiverSource Partners VP -- Select
  Value Fund                                135,456      N/A                --       (299,728)         (164,272)
RiverSource Partners VP -- Small Cap
  Value Fund                              9,699,828      N/A                --     (3,634,066)        6,065,762
RiverSource VP -- Balanced Fund           8,168,048      N/A                --    (10,659,987)       (2,491,939)
RiverSource VP -- Cash Management Fund  111,937,475      N/A        29,863,901   (532,327,969)     (390,526,593)
RiverSource VP -- Diversified Bond
  Fund                                   53,880,954      N/A        20,882,132    (11,657,089)       63,105,997
RiverSource VP -- Diversified Equity
  Income Fund                            41,206,559      N/A                --    (16,361,561)       24,844,998
RiverSource VP -- Dynamic Equity Fund     1,067,790      N/A                --    (10,345,218)       (9,277,428)
RiverSource VP -- Global Bond Fund       13,562,083      N/A           993,324     (9,156,824)        5,398,583
RiverSource VP -- Global Inflation
  Protected Securities Fund              16,446,273      N/A        15,638,075     (4,152,198)       27,932,150
RiverSource VP -- High Yield Bond Fund    6,346,622      N/A        11,653,005     (7,955,961)       10,043,666
RiverSource VP -- Income Opportunities
  Fund                                   19,030,554      N/A         6,613,233     (6,350,085)       19,293,702
RiverSource VP -- Mid Cap Growth Fund     1,192,063      N/A                --     (3,360,489)       (2,168,426)
RiverSource VP -- Mid Cap Value Fund      2,689,770      N/A                --     (2,052,546)          637,224
RiverSource VP -- S&P 500 Index Fund      2,060,185      N/A                --     (3,285,517)       (1,225,332)
RiverSource VP -- Short Duration U.S.
  Government Fund                         4,855,284      N/A         1,548,754     (7,826,685)       (1,422,647)
Seligman VP -- Growth Fund                2,430,706      N/A                --     (6,857,883)       (4,427,177)
Seligman VP -- Larger-Cap Value Fund        368,404      N/A                --       (239,286)          129,118
Seligman VP -- Smaller-Cap Value Fund       238,724      N/A                --     (1,311,100)       (1,072,376)
Threadneedle VP -- Emerging Markets
  Fund*                                  13,641,653      N/A           165,759    (14,152,390)         (344,978)
Threadneedle VP -- International
  Opportunity Fund                          611,222      N/A           701,511     (7,404,760)       (6,092,027)
------------------------------------------------------------------------------------------------------------------


*   Following the close of business on Feb. 13, 2009, Threadneedle
    VP -- Emerging Markets issued approximately 7,500,350 shares to the subaccounts owned by RiverSource Life and RiverSource Life of NY in exchange for securities valued at $41,979,743 and cash in the amount of $21,494,966.

                                                                 YEAR ENDED DEC. 31, 2008
                                                                    ISSUED FOR
                                                                    REINVESTED                         NET
FUND                                        SOLD     FUND MERGER  DISTRIBUTIONS    REDEEMED    INCREASE (DECREASE)
------------------------------------------------------------------------------------------------------------------
RiverSource Partners VP -- Fundamental
  Value Fund                             56,864,017          N/A       664,659     (4,188,822)      53,339,854
RiverSource Partners VP -- Select
  Value Fund                                278,631          N/A        17,954       (987,686)        (691,101)
RiverSource Partners VP -- Small Cap
  Value Fund                             33,790,213          N/A     3,120,502    (10,045,784)      26,864,931
RiverSource VP -- Balanced Fund             568,180          N/A     7,741,535    (29,962,277)     (21,652,562)
RiverSource VP -- Cash Management Fund  825,622,598          N/A     5,304,687   (494,862,487)     336,064,798
RiverSource VP -- Diversified Bond
  Fund                                  135,368,277   10,355,266     1,923,851   (104,935,331)      42,712,063
RiverSource VP -- Diversified Equity
  Income Fund                            73,251,670          N/A    23,663,738    (35,354,080)      61,561,328
RiverSource VP -- Dynamic Equity Fund     1,200,305          N/A    11,952,878    (31,109,979)     (17,956,796)
RiverSource VP -- Global Bond Fund       38,333,808          N/A     9,404,572    (28,000,766)      19,737,614
RiverSource VP -- Global Inflation
  Protected Securities Fund              42,977,261          N/A     2,319,165    (27,365,448)      17,930,978
RiverSource VP -- High Yield Bond Fund    1,932,444          N/A       491,029    (53,713,377)     (51,289,904)
RiverSource VP -- Income Opportunities
  Fund                                   32,420,102          N/A       184,430    (12,670,595)      19,933,937
RiverSource VP -- Mid Cap Growth Fund       478,438          N/A       296,346    (10,551,374)      (9,776,590)
RiverSource VP -- Mid Cap Value Fund     11,668,838          N/A     6,613,416     (3,566,986)      14,715,268
RiverSource VP -- S&P 500 Index Fund      2,352,499          N/A     1,442,728    (10,063,689)      (6,268,462)
RiverSource VP -- Short Duration U.S.
  Government Fund                        14,845,146          N/A        76,993    (11,569,760)       3,352,379
Seligman VP -- Growth Fund                7,279,442          N/A       179,762    (24,633,952)     (17,174,748)
Seligman VP -- Larger-Cap Value Fund        313,431          N/A        39,114       (839,498)        (486,953)
Seligman VP -- Smaller-Cap Value Fund       310,835          N/A     1,519,809     (4,926,269)      (3,095,625)
Threadneedle VP -- Emerging Markets
  Fund                                   34,518,845          N/A     8,742,752     (4,674,312)      38,587,285
Threadneedle VP -- International
  Opportunity Fund                          594,878          N/A     1,561,014    (21,003,665)     (18,847,773)
------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
250  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

7. LENDING OF PORTFOLIO SECURITIES

Effective Dec. 1, 2008, each Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, National Association (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of each Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of each Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolios of Investments. The values of such investments and any uninvested cash collateral balance are disclosed in the Statements of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At June 30, 2009, securities on loan were as follows:

                                                                       U.S. GOVERNMENT
                                                          SECURITIES      SECURITIES    CASH COLLATERAL
FUND                                                         VALUE          VALUE            VALUE
-------------------------------------------------------------------------------------------------------
RiverSource Partners VP -- Fundamental Value Fund        $100,263,673    $         --     $103,751,729
RiverSource Partners VP -- Small Cap Value Fund           219,641,701              --      227,510,491
RiverSource VP -- Balanced Fund                            53,464,283              --       55,686,335
RiverSource VP -- Diversified Bond Fund                   916,236,824     202,141,606      733,380,873
RiverSource VP -- Diversified Equity Income Fund          501,981,802              --      519,525,249
RiverSource VP -- Dynamic Equity Fund                     188,671,518              --      195,864,667
RiverSource VP -- Global Bond Fund                         67,757,363      21,130,529       47,884,561
RiverSource VP -- Global Inflation Protected Securities
  Fund                                                     96,484,217      54,803,642       43,013,353
RiverSource VP -- High Yield Bond Fund                     34,998,217              --       35,823,837
RiverSource VP -- Income Opportunities Fund                73,726,171              --       75,217,303
RiverSource VP -- Mid Cap Growth Fund                      76,955,207              --       80,307,776
RiverSource VP -- Mid Cap Value Fund                       37,828,332              --       39,121,076
RiverSource VP -- S&P 500 Index Fund                       18,902,456              --       19,647,400
RiverSource VP -- Short Duration U.S. Government Fund      74,979,033      22,277,915       54,107,755
Seligman VP -- Growth Fund                                 42,431,487              --       43,766,308
Seligman VP -- Larger-Cap Value Fund                        1,277,098              --        1,331,420
Seligman VP -- Smaller-Cap Value Fund                      12,395,761              --       12,768,835
Threadneedle VP -- Emerging Markets Fund                   29,092,170              --       33,261,918
Threadneedle VP -- International Opportunity Fund          41,843,408              --       44,542,174


Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify each Fund from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. Loans are subject to termination by each Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.


--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT  251

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

Pursuant to the Agreement, each Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Income earned from securities lending for the six months ended June 30, 2009 is included in the Statements of Operations for each Fund are as follows:

FUND                                                                            INCOME
----------------------------------------------------------------------------------------
RiverSource Partners VP -- Fundamental Value Fund                             $  294,433
RiverSource Partners VP -- Small Cap Value Fund                                  492,738
RiverSource VP -- Balanced Fund                                                  134,183
RiverSource VP -- Diversified Bond Fund                                        1,308,037
RiverSource VP -- Diversified Equity Income Fund                                 754,891
RiverSource VP -- Dynamic Equity Fund                                          1,929,208
RiverSource VP -- Global Bond Fund                                               103,658
RiverSource VP -- Global Inflation Protected Securities Fund                      76,126
RiverSource VP -- High Yield Bond Fund                                            70,479
RiverSource VP -- Income Opportunities Fund                                      110,834
RiverSource VP -- Mid Cap Growth Fund                                            471,140
RiverSource VP -- Mid Cap Value Fund                                             124,617
RiverSource VP -- S&P 500 Index Fund                                             128,641
RiverSource VP -- Short Duration U.S. Government Fund                            159,984
Seligman VP -- Growth Fund                                                        78,382
Seligman VP -- Larger-Cap Value Fund                                               1,769
Seligman VP -- Smaller-Cap Value Fund                                             11,927
Threadneedle VP -- Emerging Markets Fund                                         106,145
Threadneedle VP -- International Opportunity Fund                                484,241


Each Fund also continues to earn interest and dividends on the securities loaned.

8. OPTIONS CONTRACTS WRITTEN

Contracts and premiums associated with options contracts written by RiverSource VP - Mid Cap Growth Fund during the six months ended June 30, 2009 are as follows:

-------------------------------------------------------------------------------
                                                                                CALLS
                                                                        CONTRACTS   PREMIUMS
--------------------------------------------------------------------------------------------
Balance Dec. 31, 2008                                                         --   $      --
Opened                                                                     3,815     253,030
Closed                                                                    (1,786)   (107,969)
Exercised                                                                   (733)    (63,504)
Expired                                                                   (1,012)    (54,607)
--------------------------------------------------------------------------------------------
Balance June 30, 2009                                                        284   $  26,950
--------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
252  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

9. AFFILIATED MONEY MARKET FUND

Each Fund, except for RiverSource VP - Cash Management Fund, may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the funds in the RiverSource Family of Funds and other institutional clients of RiverSource Investments. The cost of purchases and proceeds from sales of shares of RiverSource Short-Term Cash Fund aggregated for each Fund for the six months ended June 30, 2009, are as follows:

FUND                                                                  PURCHASES      PROCEEDS
-----------------------------------------------------------------------------------------------
RiverSource Partners VP -- Fundamental Value Fund                  $  175,243,193  $186,206,673
RiverSource Partners VP -- Select Value Fund                            3,116,822     3,686,409
RiverSource Partners VP -- Small Cap Value Fund                       144,501,110   123,782,742
RiverSource VP -- Balanced Fund                                       246,504,132   234,483,217
RiverSource VP -- Diversified Bond Fund                             1,286,256,006   959,342,222
RiverSource VP -- Diversified Equity Income Fund                      529,615,288   604,443,964
RiverSource VP -- Dynamic Equity Fund                                 127,657,894   138,137,916
RiverSource VP -- Global Bond Fund                                    178,785,826   183,856,546
RiverSource VP -- Global Inflation Protected Securities Fund          258,680,405   223,900,155
RiverSource VP -- High Yield Bond Fund                                130,184,131   156,779,680
RiverSource VP -- Income Opportunities Fund                           180,899,831   219,502,357
RiverSource VP -- Mid Cap Growth Fund                                  58,641,448    59,011,427
RiverSource VP -- Mid Cap Value Fund                                   28,078,135    32,860,661
RiverSource VP -- S&P 500 Index Fund                                    9,216,915    12,546,468
RiverSource VP -- Short Duration U.S. Government Fund                  78,234,192    88,846,305
Seligman VP -- Growth Fund                                             78,326,307    91,100,620
Seligman VP -- Larger-Cap Value Fund                                    2,116,474     1,663,922
Seligman VP -- Smaller-Cap Value Fund                                   5,152,803     6,838,069
Threadneedle VP -- Emerging Markets Fund                              301,885,700   303,255,194
Threadneedle VP -- International Opportunity Fund                      70,987,584    67,767,922


The income distributions received with respect to each Fund's investment in RiverSource Short-Term Cash Fund can be found in the Statements of Operations and each Fund's invested balance in RiverSource Short-Term Cash Fund can be found in the Portfolios of Investments.

10. BANK BORROWINGS

Each Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby each Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between each Fund and certain other funds in the RiverSource Family of Funds, severally and not jointly, permits collective borrowings up to $475 million. The borrowers shall have the right, upon written notice to the Administrative Agent to request an increase of up to $175 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $650 million. Participation in such increase by any existing lender shall be at such lender's sole discretion. Interest is charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.75%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. Each Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum, in addition to an upfront fee equal to its pro rata share of 0.02% of the amount of the credit facility. Each Fund had no borrowings during the six months ended June 30, 2009.

11. INVESTMENTS IN STRUCTURED INVESTMENT VEHICLES

In 2007 and 2008 structured investment vehicles ("SIVs") generally experienced a significant decrease in liquidity as a result of the reduction in demand for asset-backed commercial paper as well as the lack of liquidity and overall volatility in the markets for the collateral underlying these investment structures. On April 29, 2009, RiverSource VP -- Cash Management Fund (Cash Management) disposed of its remaining $9.2 million position in WhistleJacket Capital LLC (WJC) and Cash Management held no other SIV positions at June 30, 2009.

WJC breached a financial covenant of Feb. 11, 2008 relating to the market value of its underlying collateral, resulting in the occurrence of an "enforcements event." This resulted in the appointment of receivers on Feb. 12, 2008. On Feb. 15, 2008, the receivers declared WJC to be insolvent. Cash Management's positions in WJC went into default as of their respective maturity dates, Feb. 25, 2008 ($2 million) and March 20, 2008 ($10 million). Cash Management received a partial payment of

--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT  253

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


$2.8 million from WJC on Oct. 27, 2008 reducing the remaining total outstanding principal amount for WJC on that date to $9.2 million. On April 29, 2009, Cash Management chose the cash payout option in the restructuring of WJC and received cash proceeds totaling $7.4 million on its remaining $9.2 million principle in WJC. Cash Management recognized a loss of $1.8 million on the transaction. The loss recognized on April 29, 2009 is reflected in the Statement of Operations, and was not material to Cash Management's $1 net asset value per share.

Pursuant to Cash Management's pricing procedures, securities are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended. Rule 2a-7 also requires periodic monitoring ("Shadow Pricing") of the deviation between the net asset value per share of Cash Management using the amortized cost method and the net asset value determined based on fair value to ensure that the amortized cost method continues to provide an appropriate net asset value for Cash Management in accordance with Rule 2a-7.

For the six months ended June 30, 2009 all investments held by Cash Management, including WJC, were valued at amortized cost in compliance with Rule 2a-7 procedures. In addition, for the same time period the deviations resulting from the Shadow Pricing procedure were not material to Cash Management's $1 net asset value per share.

12. FUND MERGER

RIVERSOURCE VP - DIVERSIFIED BOND FUND
At the close of business on March 7, 2008, RiverSource VP - Diversified Bond Fund acquired the assets and assumed the identified liabilities of RiverSource VP - Core Bond Fund. This reorganization was completed after shareholders approved the plan on Jan. 29, 2008.

The aggregate net assets of RiverSource VP - Diversified Bond Fund immediately before the acquisition were $4,408,130,558 and the combined net assets immediately after the acquisition were $4,515,177,559.

The merger was accomplished by a tax-free exchange of 11,005,013 shares of RiverSource VP - Core Bond Fund valued at $107,047,001.

In exchange for the RiverSource VP - Core Bond Fund shares and net assets, RiverSource VP - Diversified Bond Fund issued 10,355,266 shares.

The components of RiverSource VP - Core Bond Fund's net assets after adjustments for any permanent book-to-tax differences at the merger date were $107,047,001, which includes $108,711,215 of capital stock, ($1,189,750) of unrealized depreciation, ($432,430) of accumulated net realized loss and ($42,034) of excess distributions over net investment income.

13. FEDERAL TAX INFORMATION

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of futures and options contracts, foreign currency transactions, recognition of unrealized appreciation (depreciation) for certain derivative investments, passive foreign investment company (PFIC) holdings, re-characterization of real estate investment trust
(REIT) distributions, investments in partnerships, post-October losses, market discount, foreign tax credits and losses deferred due to wash sales. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Funds.

For federal income tax purposes, capital loss carry-overs at Dec. 31, 2008 were as follows:

FUND                                                                          CARRY-OVER
-----------------------------------------------------------------------------------------
RiverSource VP -- Cash Management Fund                                       $    284,004
RiverSource VP -- Diversified Bond Fund                                        37,404,804
RiverSource VP -- Global Bond Fund                                              1,831,823
RiverSource VP -- High Yield Bond Fund                                        279,490,115
RiverSource VP -- Income Opportunities Fund                                    46,796,610
RiverSource VP -- Short Duration U.S. Government Fund                           7,300,182
Threadneedle VP -- Emerging Markets Fund                                      113,436,613
Threadneedle VP -- International Opportunity Fund                             239,581,213




--------------------------------------------------------------------------------
254  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

At the end of the most recent fiscal year, if the capital loss carry-overs are not offset by subsequent capital gains, they will expire as follows:

FUND                                                            2009         2010          2011
--------------------------------------------------------------------------------------------------
RiverSource VP -- Diversified Bond Fund                     $ 9,863,475  $ 15,651,826  $ 4,231,263
RiverSource VP -- High Yield Bond Fund                       99,499,045   106,316,241           --
Threadneedle VP -- International Opportunity Fund            98,876,953    90,583,080   21,881,478



FUND                                             2012       2013        2014        2015         2016
---------------------------------------------------------------------------------------------------------
RiverSource VP -- Cash Management Fund         $     --  $      150  $       --  $    1,337  $    282,517
RiverSource VP -- Diversified Bond Fund              --   7,658,240*         --          --            --
RiverSource VP -- Global Bond Fund                   --          --          --          --     1,831,823
RiverSource VP -- High Yield Bond Fund               --     760,493          --          --    72,914,336
RiverSource VP -- Income Opportunities Fund          --          --          --   1,606,700    45,189,910
RiverSource VP -- Short Duration U.S.
  Government Fund                               275,317   3,894,750   3,130,115          --            --
Threadneedle VP -- Emerging Markets Fund             --          --          --          --   113,436,613
Threadneedle VP -- International Opportunity
  Fund                                               --          --          --          --    28,239,702


*   Includes $112,074 acquired in connection with the fund merger (Note 12).

Because the measurement periods for a RICs income are different for excise tax purposes versus income tax purposes, special rules are in place to protect the amount of earnings and profits needed to support excise tax distributions. As a result, the Funds are permitted to treat net capital losses and net currency losses realized between Nov. 1, 2008 and their fiscal year end (post-October loss) as occurring on the first day of the following tax year. At Dec. 31, 2008, post-October losses that are treated for income tax purposes as occurring on Jan. 1, 2009 were as follows:

FUND                                                                       POST-OCTOBER LOSS
--------------------------------------------------------------------------------------------
RiverSource VP -- Cash Management Fund                                        $    504,607
RiverSource VP -- Diversified Bond Fund                                         92,939,685
RiverSource VP -- Global Inflation Protected Securities Fund                     3,700,205
RiverSource VP -- High Yield Bond Fund                                          15,436,890
RiverSource VP -- Income Opportunities Fund                                     19,339,816
RiverSource VP -- Short Duration U.S. Government Fund                            4,008,784
Threadneedle VP -- Emerging Markets Fund                                       102,755,400
Threadneedle VP -- International Opportunity Fund                               62,943,431


The yearly utilization of the acquired capital losses as well as the utilization of the acquired unrealized losses is limited by the Internal Revenue Code. It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-overs have been offset or expire. There is no assurance that the Funds will be able to utilize all of their capital loss carry-overs before they expire.

14. RISKS RELATING TO CERTAIN INVESTMENTS

For RiverSource VP - Global Bond Fund and RiverSource VP - Global Inflation Protected Securities Fund:

DIVERSIFICATION RISK
The Funds are non-diversified. A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund. The Fund may be more exposed to the risks of loss and volatility than a fund that invests more broadly.

For RiverSource VP - Global Bond Fund, Threadneedle VP - Emerging Markets Fund and Threadneedle VP - International Opportunity Fund:

FOREIGN/EMERGING MARKETS RISK
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks.


--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT  255

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

For RiverSource VP - Global Inflation Protected Securities Fund:

FOREIGN RISK
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

INFLATION PROTECTED SECURITIES RISK
Inflation-protected debt securities tend to react to change in real interest rates. Real interest rates can be described as nominal interest rates minus the expected impact of inflation. In general, the price of an inflation-protected debt security falls when real interest rates rise, and rises when real interest rates fall. Interest payments on inflation-protected debt securities will vary as the principal and/or interest is adjusted for inflation and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the Fund may have no income at all. Income earned by a shareholder depends on the amount of principal invested and that principal will not grow with inflation unless the investor reinvests the portion of Fund distributions that comes from inflation adjustments.

15. SUBSEQUENT EVENTS

Management has evaluated Fund related events and transactions that occurred during the period from the date of the Statements of Assets and Liabilities through Aug. 20, 2009, the date of issuance of each Fund's financial statements. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in each Fund's financial statements.

16. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eight Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court, asking the U.S. Supreme Court to stay the District Court proceedings while the U.S. Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

On November 7, 2008, RiverSource Investments, LLC, a subsidiary of Ameriprise Financial, Inc., acquired J. & W. Seligman & Co. Incorporated (Seligman). In late 2003, Seligman conducted an extensive internal review concerning mutual fund trading practices. Seligman's review, which covered the period 2001-2003, noted one arrangement that permitted frequent trading in certain open-end registered investment companies managed by Seligman (the Seligman Funds); this arrangement was in the process of being closed down by Seligman before September 2003. Seligman identified three other arrangements that permitted frequent trading, all of which had been terminated by September 2002. In January 2004, Seligman, on a voluntary basis,

--------------------------------------------------------------------------------
256  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


publicly disclosed these four arrangements to its clients and to shareholders of the Seligman Funds. Seligman also provided information concerning mutual fund trading practices to the SEC and the Office of the Attorney General of the State of New York (NYAG).

In September 2006, the NYAG commenced a civil action in New York State Supreme Court against Seligman, Seligman Advisors, Inc. (now known as RiverSource Fund Distributors, Inc.), Seligman Data Corp. and Brian T. Zino (collectively, the Seligman Parties), alleging, in substance, that the Seligman Parties permitted various persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies then managed by Seligman was and had been misleading. The NYAG included other related claims and also claimed that the fees charged by Seligman to the Seligman Funds were excessive. On March 13, 2009, without admitting or denying any violations of law or wrongdoing, the Seligman Parties entered into a stipulation of settlement with the NYAG and settled the claims made by the NYAG. Under the terms of the settlement, Seligman paid $11.3 million to four Seligman Funds. This settlement resolved all outstanding matters between the Seligman Parties and the NYAG. In addition to the foregoing matter, the New York staff of the SEC indicated in September 2005 that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and Seligman Advisors, Inc. relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds. There have been no further developments with the SEC on this matter.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT  257

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT ----------------------------------------------------------------------

RiverSource Investments, LLC ("RiverSource Investments" or the "investment manager"), a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"), serves as the investment manager to each of the RiverSource Variable Portfolio (VP) Funds (each, a "VP Fund" and collectively, the "VP Funds"). Under an investment management services agreement (the "IMS Agreement"), RiverSource Investments provides investment advice and other services to the VP Funds and all funds in the RiverSource Family of Funds (collectively, the "Funds"). In addition, for RiverSource Partners VP - Fundamental Value Fund ("Fundamental Value"), RiverSource Partners VP - Select Value Fund ("Select Value"), RiverSource Partners VP - Small Cap Value Fund ("SC Value"), Threadneedle VP - Emerging Markets Fund ("Emerging Markets") and Threadneedle VP - International Opportunity Fund ("International Opportunity") (collectively, the "Subadvised Funds"), under the subadvisory agreements between RiverSource Investments and each subadviser (collectively, the "Subadvisers") (the "Subadvisory Agreements"), the Subadvisers perform portfolio management and related services for their respective Subadvised Funds.

On an annual basis, the VP Funds' Board of Trustees (the "Board"), including the independent Board members (the "Independent Directors"), considers renewal of the IMS Agreement and the Subadvisory Agreements (together, the "Advisory Agreements"). RiverSource Investments prepared detailed reports for the Board and its Contracts Committee in November 2008 and March and April 2009, including reports based on data provided by independent organizations to assist the Board in making these determinations. In addition, throughout the year, the Board (or its committees) reviews information prepared by RiverSource Investments addressing the services RiverSource Investments provides and each VP Fund's performance. The Board accords particular weight to the work, deliberations and conclusions of the Contracts, Investment Review and Compliance Committees in determining whether to continue the Advisory Agreements. At the April 7-8, 2009 in-person Board meeting, independent legal counsel to the Independent Directors reviewed with the Independent Directors various factors relevant to the Board's consideration of Advisory Agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Directors, approved renewal of the Advisory Agreements.

Nature, Extent and Quality of Services Provided by RiverSource Investments and the Subadvisers: The Board analyzed various reports and presentations it had received detailing the services performed by RiverSource Investments and the Subadvisers, as well as their expertise, resources and capabilities. The Board specifically considered many developments during the past year concerning the services provided by RiverSource Investments, including, in particular, the continued investment in, and resources dedicated to, the VP Funds' operations, most notably, the large investment made in the acquisition of J. & W. Seligman & Co. Incorporated, including its portfolio management operations, personnel and infrastructure (including the addition of two new offices in New York City and Palo Alto). Further, in connection with the Board's evaluation of the overall package of services provided by RiverSource Investments, the Board considered the quality of the administrative and transfer agency services provided by RiverSource Investments' affiliates to the VP Funds. The Board also reviewed the financial condition of RiverSource Investments (and its affiliates) and each Subadviser, and each entity's ability to carry out its responsibilities under the Advisory Agreements. Further, the Board considered RiverSource Investments' ability to retain key personnel and its expectations in this regard. The Board also discussed the acceptability of the terms of the Advisory Agreements (including the relatively broad scope of services required to be performed by RiverSource Investments). The Board concluded that the services being performed under the Advisory Agreements were of a reasonably high quality, particularly in light of recent market conditions.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that RiverSource Investments, its affiliates, and each of the Subadvisers (with regard to the applicable Subadvised Fund) were in a position to continue to provide a high quality and level of services to the VP Funds.

Investment Performance: For purposes of evaluating the nature, extent and quality of services provided under the Advisory Agreements, the Board carefully reviewed the investment performance of each of the VP Funds. In this regard, the Board considered: (i) detailed reports containing data prepared by an independent organization showing, for various periods, the performance of each of the VP Funds, the performance of a benchmark index, the percentage ranking of each VP Fund among its comparison group and the net assets of each VP Fund; and
(ii) a report detailing each VP Fund's performance over various periods, recent VP Fund inflows (and outflows) and a comparison of each VP Fund's net assets from December 2007 to December 2008. The Board observed that for each of Emerging Markets, International Opportunity, RiverSource VP - Global Bond Fund ("Global Bond"), RiverSource VP - Global Inflation Protected Securities Fund ("Global Inflation Protected Securities"), RiverSource VP - Income Opportunities Fund ("Income Opportunities"), RiverSource VP - Mid Cap Growth Fund,

--------------------------------------------------------------------------------
258  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


RiverSource VP - S&P 500 Index Fund ("S&P 500 Index Fund"), Select Value and SC Value, investment performance met expectations (in light of the challenging market environment). For each of the other Funds, the Board observed that its investment performance reflected the interrelationship of exceptionally challenging market conditions with the investment strategies employed by the portfolio management team. Further, the Board considered various appropriate measures that have been taken in an effort to improve performance, including: for RiverSource VP - Diversified Equity Income Fund and RiverSource VP - Mid Cap Value Fund - restructuring of the portfolio management team, with increased emphasis on a collaborative team management approach, for RiverSource
VP - Balanced Fund and RiverSource VP - Short Duration U.S. Government Fund ("Short Duration") - making changes to the portfolio management team and for RiverSource VP - Dynamic Equity Fund - making changes to the portfolio management team and repositioning the portfolio of the Fund using a quantitative investment process. Additionally, for the Subadvised Funds, the Board reviewed the performance of each of the Subadvisers and RiverSource Investments' processes for monitoring the Subadvisers. The Board considered, in particular, management's rationale for recommending the continued retention of each Subadviser.

Comparative Fees, Costs of Services Provided and the Profits Realized By RiverSource Investments and its Affiliates from their Relationships with VP
Funds: The Board reviewed comparative fees and the costs of services to be provided under the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (prepared by an independent organization) showing a comparison of each of the VP Funds expenses with median expenses paid by funds in its peer group, as well as data showing each VP Fund's contribution to RiverSource Investments' profitability.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Funds' family, while assuring that the overall fees for each fund are generally in line with the "pricing philosophy" (i.e., that the total expense ratio of each fund (excluding the effect of a performance incentive adjustment, if applicable), with few exceptions, is at or below the median expense ratio of funds in the same comparison group). Although with respect to SC Value, however, the Fund's expense ratio was somewhat higher than the median ratio, the Board was satisfied with the consistent and rational fee schedule applicable to the Fund and other Funds. With respect to the rest of the VP Funds, the Board took into account that the total expense ratio (after considering proposed expense caps/waivers) approximated or was below the peer group's median expense ratio shown in the reports. For each of the VP Funds, excluding RiverSource VP - Cash Management Fund, RiverSource VP - Diversified Bond Fund, Global Bond, Global Inflation Protected Securities, RiverSource
VP - High Yield Bond Fund, Income Opportunities, Short Duration and S&P 500 Index Fund, the Board also considered its performance incentive adjustment and noted its continued appropriateness.

The Board also considered the expected profitability of RiverSource Investments and its affiliates in connection with RiverSource Investments providing investment management services to each of the VP Funds. In this regard, the Board referred to a detailed profitability report, discussing the profitability to RiverSource Investments and Ameriprise Financial from managing and operating each of the VP Funds, including data showing comparative profitability over the past two years. The Board also considered the services acquired by the investment manager through the use of commission dollars paid by the VP Funds on portfolio transactions. The Board noted that the fees paid by the VP Funds should permit the investment manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized: The Board also considered the economies of scale that might be realized by RiverSource Investments as each of the VP Funds grows and took note of the extent to which VP Fund shareholders might also benefit from such growth. The Board considered with respect to each VP Fund, that the IMS Agreement provides for lower fees as assets increase at pre-established breakpoints and concluded that the IMS Agreement satisfactorily provided for sharing these economies of scale.

Based on the foregoing, the Board, including all of the Independent Directors, concluded that the investment management service fees and subadvisory fees (for the Subadvised Funds) were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 8, 2009, the Board, including all of the Independent Directors, approved the renewal of the Advisory Agreements for an additional annual period.


--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT  259

PROXY VOTING -------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling the RiverSource Family of Funds at 1(800) 221-2450; contacting your financial intermediary; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.


--------------------------------------------------------------------------------
260  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2009 SEMIANNUAL REPORT

RiverSource Variable Portfolio Funds
734 Ameriprise Financial Center
Minneapolis, MN 55474


                    This report must be accompanied or preceded by the Fund's current prospectus. RiverSource Variable Portfolio Funds are distributed by
                    RiverSource Fund Distributors, Inc., Member FINRA, and managed by
(RIVERSOURCE        RiverSource Investments, LLC. Insurance and Annuities are issued by
INVESTMENTS LOGO)   RiverSource Life Insurance Company. These companies are part of
                    Ameriprise Financial, Inc.
                    (C)2009 RiverSource Investments, LLC.



S-6462 AC (8/09)

Semiannual Report

                                                  (RIVERSOURCE INVESTMENTS LOGO)

DISCIPLINED ASSET ALLOCATION(SM) PORTFOLIOS

SEMIANNUAL REPORT FOR THE
PERIOD ENDED JUNE 30, 2009


THE SEMIANNUAL REPORT DESCRIBES FIVE
FUNDS, EACH OF WHICH INVESTS IN OTHER
RIVERSOURCE FUNDS. THE OBJECTIVE OF
EACH FUND IS A HIGH LEVEL OF TOTAL
RETURN THAT IS CONSISTENT WITH AN
ACCEPTABLE LEVEL OF RISK.


Disciplined Asset Allocation Portfolios -- Conservative

Disciplined Asset Allocation Portfolios -- Moderately Conservative

Disciplined Asset Allocation Portfolios -- Moderate

Disciplined Asset Allocation Portfolios -- Moderately Aggressive

Disciplined Asset Allocation Portfolios -- Aggressive



 NOT FDIC INSURED  MAY LOSE VALUE  NO BANK GUARANTEE





Please remember that you may not buy (nor will you own) shares of the Fund directly. You invest by buying a variable annuity contract or life insurance policy and allocating your purchase payments to the variable subaccount or variable account (the subaccounts) that invests in the Fund.

This semiannual report may contain information on funds not available under your variable annuity contract or life insurance policy. Please refer to your variable annuity contract or life insurance policy prospectus for information regarding the investment options available to you.

TABLE OF CONTENTS --------------------------------------------------------------


Your Fund at a Glance
  Disciplined Asset Allocation
    Portfolios -- Conservative.....    3
  Disciplined Asset Allocation
    Portfolios -- Moderately
    Conservative...................    4
  Disciplined Asset Allocation
    Portfolios -- Moderate.........    5
  Disciplined Asset Allocation
    Portfolios -- Moderately
    Aggressive.....................    6
  Disciplined Asset Allocation
    Portfolios -- Aggressive.......    7
Investment Changes.................    8
Fund Expenses Examples.............   17
Investments in Affiliated Funds....   21
Statements of Assets and
  Liabilities......................   31
Statements of Operations...........   32
Statements of Changes in Net
  Assets...........................   33
Financial Highlights...............   35
Notes to Financial Statements......   38
Approval of Investment Management
  Services Agreement...............   42
Proxy Voting.......................   43




--------------------------------------------------------------------------------
2  DISCIPLINED ASSET ALLOCATION(SM) PORTFOLIOS -- 2009 SEMIANNUAL REPORT

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

Disciplined Asset Allocation Portfolios - Conservative

FUND SUMMARY
--------------------------------------------------------------------------------

> Disciplined Asset Allocation Portfolios - Conservative (the Fund or
  Conservative) rose 5.48% for the six months ended June 30, 2009.

> The Fund's benchmark, Barclays Capital U.S. Aggregate Bond Index advanced
  1.90% during the same period.

> The Fund's blended benchmark, composed of 74% Barclays Capital U.S. Aggregate
  Bond Index, 14% Russell 3000(R) Index, 6% Morgan Stanley Capital International
  (MSCI), Europe, Australasia and Far East (EAFE) Index and 6% Citigroup 3-Month U.S. Treasury Bill Index, returned 2.81%.

ANNUALIZED TOTAL RETURNS (for period ended June 30, 2009)
--------------------------------------------------------------------------------


                                                                                        SINCE
                                                                                      INCEPTION
                                                                6 MONTHS*    1 YEAR    05/01/08
-----------------------------------------------------------------------------------------------
Disciplined Asset Allocation Portfolios - Conservative            +5.48%     -8.32%     -9.81%
-----------------------------------------------------------------------------------------------
Barclays Capital U.S. Aggregate Bond Index(1) (unmanaged)         +1.90%     +6.05%     +5.05%
-----------------------------------------------------------------------------------------------
Russell 3000(R) Index(2) (unmanaged)                              +4.20%    -26.56%    -32.39%
-----------------------------------------------------------------------------------------------
MSCI EAFE Index(3) (unmanaged)                                    +8.42%    -30.96%    -31.37%
-----------------------------------------------------------------------------------------------
Citigroup 3-Month U.S. Treasury Bill Index(4) (unmanaged)         +0.09%     +0.78%     +0.89%
-----------------------------------------------------------------------------------------------
Blended Index(5) (unmanaged)                                      +2.81%     -1.38%     -3.51%
-----------------------------------------------------------------------------------------------



*   Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. The total returns shown do not reflect expenses that apply to the variable account, annuity contract or life insurance policy. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution.

(1) The Barclays Capital U.S. Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance.

(2) The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

(3) The Morgan Stanley Capital International (MSCI) EAFE Index, an unmanaged index, is compiled from a composite of securities markets of Europe, Australasia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.

(4) The Citigroup 3-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury Bills.

(5) The Blended Index for Conservative is a hypothetical representation of the performance of the Fund's asset classes according to their respective neutral asset allocation weightings adjusted each calendar year to reflect the changes of the Fund's neutral asset allocation. The following indices are used when calculating the Blended Index's return: domestic equity -- Russell 3000 Index; international equity -- MSCI EAFE Index; bonds -- Barclays Capital U.S. Aggregate Bond Index; and cash -- Citigroup 3-Month U.S. Treasury Bill Index. The indices reflect reinvestment of all distributions and changes in market prices.

The indices do not reflect the effects of expenses.

It is not possible to invest directly in an index.

Disciplined Asset Allocation Portfolios are "funds of funds" comprised of holdings in several different RiverSource Funds, which may include small-cap, mid-cap, large-cap, money market, international, bond, and/or sector funds. Each of the underlying funds in which the portfolio invests has its own investment risks, and those risks can affect the value of each portfolio's shares and investments. There are risks associated with fixed income investments, including credit risk, interest rate risk, and prepayment and extension risk. Non-investment grade securities have more volatile prices and carry more risk to principal and income than investment grade securities. International investing involves increased risk and volatility due to potential political and economic instability, currency fluctuations, and differences in financial reporting and accounting standards and oversight. Risks are particularly significant in emerging markets. Investments in small- and mid-capitalization companies involve greater risks and volatility than investments in larger, more established companies. See the Funds' prospectus for more information on these and other risks that may be associated with the underlying funds.


--------------------------------------------------------------------------------
        DISCIPLINED ASSET ALLOCATION(SM) PORTFOLIOS -- 2009 SEMIANNUAL REPORT  3

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

Disciplined Asset Allocation Portfolios - Moderately Conservative

FUND SUMMARY
--------------------------------------------------------------------------------

> Disciplined Asset Allocation Portfolios - Moderately Conservative (the Fund or
  Moderately Conservative) rose 5.32% for the six months ended June 30, 2009.

> The Fund's benchmark, Barclays Capital U.S. Aggregate Bond Index advanced
  1.90% during the same period.

> The Fund's blended benchmark, composed of 60% Barclays Capital U.S. Aggregate
  Bond Index, 25% Russell 3000(R) Index, 10% Morgan Stanley Capital International (MSCI), Europe, Australasia and Far East (EAFE) Index and 5% Citigroup 3-Month U.S. Treasury Bill Index, returned 3.47%.

ANNUALIZED TOTAL RETURNS (for period ended June 30, 2009)
--------------------------------------------------------------------------------


                                                                                        SINCE
                                                                                      INCEPTION
                                                                6 MONTHS*    1 YEAR    05/01/08
-----------------------------------------------------------------------------------------------
Disciplined Asset Allocation Portfolios - Moderately
  Conservative                                                    +5.32%    -12.73%    -14.30%
-----------------------------------------------------------------------------------------------
Barclays Capital U.S. Aggregate Bond Index(1) (unmanaged)         +1.90%     +6.05%     +5.05%
-----------------------------------------------------------------------------------------------
Russell 3000(R) Index(2) (unmanaged)                              +4.20%    -26.56%    -32.39%
-----------------------------------------------------------------------------------------------
MSCI EAFE Index(3) (unmanaged)                                    +8.42%    -30.96%    -31.37%
-----------------------------------------------------------------------------------------------
Citigroup 3-Month U.S. Treasury Bill Index(4) (unmanaged)         +0.09%     +0.78%     +0.89%
-----------------------------------------------------------------------------------------------
Blended Index(5) (unmanaged)                                      +3.47%     -6.54%     -9.50%
-----------------------------------------------------------------------------------------------



*   Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. The total returns shown do not reflect expenses that apply to the variable account, annuity contract or life insurance policy. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution.

(1) The Barclays Capital U.S. Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance.

(2) The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

(3) The Morgan Stanley Capital International (MSCI) EAFE Index, an unmanaged index, is compiled from a composite of securities markets of Europe, Australasia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.

(4) The Citigroup 3-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury Bills.

(5) The Blended Index for Moderately Conservative is a hypothetical representation of the performance of the Fund's asset classes according to their respective neutral asset allocation weightings adjusted each calendar year to reflect the changes of the Fund's neutral asset allocation. The following indices are used when calculating the Blended Index's return: domestic equity -- Russell 3000 Index; international equity -- MSCI EAFE Index; bonds -- Barclays Capital U.S. Aggregate Bond Index; and cash
    -- Citigroup 3-Month U.S. Treasury Bill Index. The indices reflect reinvestment of all distributions and changes in market prices.

The indices do not reflect the effects of expenses.

It is not possible to invest directly in an index.

Disciplined Asset Allocation Portfolios are "funds of funds" comprised of holdings in several different RiverSource Funds, which may include small-cap, mid-cap, large-cap, money market, international, bond, and/or sector funds. Each of the underlying funds in which the portfolio invests has its own investment risks, and those risks can affect the value of each portfolio's shares and investments. There are risks associated with fixed income investments, including credit risk, interest rate risk, and prepayment and extension risk. Non-investment grade securities have more volatile prices and carry more risk to principal and income than investment grade securities. International investing involves increased risk and volatility due to potential political and economic instability, currency fluctuations, and differences in financial reporting and accounting standards and oversight. Risks are particularly significant in emerging markets. Investments in small- and mid-capitalization companies involve greater risks and volatility than investments in larger, more established companies. See the Funds' prospectus for more information on these and other risks that may be associated with the underlying funds.


--------------------------------------------------------------------------------
4  DISCIPLINED ASSET ALLOCATION(SM) PORTFOLIOS -- 2009 SEMIANNUAL REPORT

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

Disciplined Asset Allocation Portfolios - Moderate

FUND SUMMARY
--------------------------------------------------------------------------------

> Disciplined Asset Allocation Portfolios - Moderate (the Fund or Moderate) rose
  4.82% for the six months ended June 30, 2009.

> The Fund's benchmark, Barclays Capital U.S. Aggregate Bond Index advanced
  1.90% during the same period.

> The Fund's blended benchmark, composed of 46% Barclays Capital U.S. Aggregate
  Bond Index, 35% Russell 3000(R) Index, 15% Morgan Stanley Capital International (MSCI), Europe, Australasia and Far East (EAFE) Index and 4% Citigroup 3-Month U.S. Treasury Bill Index, returned 4.09%.

ANNUALIZED TOTAL RETURNS (for period ended June 30, 2009)
--------------------------------------------------------------------------------

                                                                                        SINCE
                                                                                      INCEPTION
                                                                6 MONTHS*    1 YEAR    05/01/08
-----------------------------------------------------------------------------------------------
Disciplined Asset Allocation Portfolios - Moderate                +4.82%    -16.55%    -18.01%
-----------------------------------------------------------------------------------------------
Barclays Capital U.S. Aggregate Bond Index(1) (unmanaged)         +1.90%     +6.05%    -32.39%
-----------------------------------------------------------------------------------------------
Russell 3000(R) Index(2) (unmanaged)                              +4.20%    -26.56%     +5.05%
-----------------------------------------------------------------------------------------------
MSCI EAFE Index(3) (unmanaged)                                    +8.42%    -30.96%    -31.37%
-----------------------------------------------------------------------------------------------
Citigroup 3-Month U.S. Treasury Bill Index(4) (unmanaged)         +0.09%     +0.78%     +0.89%
-----------------------------------------------------------------------------------------------
Blended Index(5) (unmanaged)                                      +4.09%    -11.66%    -15.32%
-----------------------------------------------------------------------------------------------



*   Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. The total returns shown do not reflect expenses that apply to the variable account, annuity contract or life insurance policy. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution.

(1) The Barclays Capital U.S. Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance.

(2) The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

(3) The Morgan Stanley Capital International (MSCI) EAFE Index, an unmanaged index, is compiled from a composite of securities markets of Europe, Australasia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.

(4) The Citigroup 3-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury Bills.

(5) The Blended Index for Moderate is a hypothetical representation of the performance of the Fund's asset classes according to their respective neutral asset allocation weightings adjusted each calendar year to reflect the changes of the Fund's neutral asset allocation. The following indices are used when calculating the Blended Index's return: domestic equity -- Russell 3000 Index; international equity -- MSCI EAFE Index; bonds -- Barclays Capital U.S. Aggregate Bond Index; and cash -- Citigroup 3-Month U.S. Treasury Bill Index. The indices reflect reinvestment of all distributions and changes in market prices.

The indices do not reflect the effects of expenses.

It is not possible to invest directly in an index.

Disciplined Asset Allocation Portfolios are "funds of funds" comprised of holdings in several different RiverSource Funds, which may include small-cap, mid-cap, large-cap, money market, international, bond, and/or sector funds. Each of the underlying funds in which the portfolio invests has its own investment risks, and those risks can affect the value of each portfolio's shares and investments. There are risks associated with fixed income investments, including credit risk, interest rate risk, and prepayment and extension risk. Non-investment grade securities have more volatile prices and carry more risk to principal and income than investment grade securities. International investing involves increased risk and volatility due to potential political and economic instability, currency fluctuations, and differences in financial reporting and accounting standards and oversight. Risks are particularly significant in emerging markets. Investments in small- and mid-capitalization companies involve greater risks and volatility than investments in larger, more established companies. See the Funds' prospectus for more information on these and other risks that may be associated with the underlying funds.


--------------------------------------------------------------------------------
        DISCIPLINED ASSET ALLOCATION(SM) PORTFOLIOS -- 2009 SEMIANNUAL REPORT  5

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

Disciplined Asset Allocation Portfolios - Moderately Aggressive

FUND SUMMARY
--------------------------------------------------------------------------------

> Disciplined Asset Allocation Portfolios - Moderately Aggressive (the Fund or
  Moderately Aggressive) rose 4.32% for the six months ended June 30, 2009.

> The Fund's benchmark, Russell 3000(R) Index advanced 4.20%.

> The Fund's blended benchmark, composed of 45% Russell 3000(R) Index, 32%
  Barclays Capital U.S. Aggregate Bond Index, 20% Morgan Stanley Capital International (MSCI), Europe, Australasia and Far East (EAFE) Index and 3% Citigroup 3-Month U.S. Treasury Bill Index, returned 4.64%.

ANNUALIZED TOTAL RETURNS (for period ended June 30, 2009)
--------------------------------------------------------------------------------


                                                                                        SINCE
                                                                                      INCEPTION
                                                                6 MONTHS*    1 YEAR    05/01/08
-----------------------------------------------------------------------------------------------
Disciplined Asset Allocation Portfolios - Moderately
  Aggressive                                                      +4.32%    -19.24%    -20.64%
-----------------------------------------------------------------------------------------------
Russell 3000(R) Index(1) (unmanaged)                              +4.20%    -26.56%    -32.39%
-----------------------------------------------------------------------------------------------
Barclays Capital U.S. Aggregate Bond Index(2) (unmanaged)         +1.90%     +6.05%     +5.05%
-----------------------------------------------------------------------------------------------
MSCI EAFE Index(3) (unmanaged)                                    +8.42%    -30.96%    -31.37%
-----------------------------------------------------------------------------------------------
Citigroup 3-Month U.S. Treasury Bill Index(4) (unmanaged)         +0.09%     +0.78%     +0.89%
-----------------------------------------------------------------------------------------------
Blended Index(5) (unmanaged)                                      +4.64%    -16.67%    -20.95%
-----------------------------------------------------------------------------------------------



*   Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. The total returns shown do not reflect expenses that apply to the variable account, annuity contract or life insurance policy. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution.

(1) The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

(2) The Barclays Capital U.S. Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance.

(3) The Morgan Stanley Capital International (MSCI) EAFE Index, an unmanaged index, is compiled from a composite of securities markets of Europe, Australasia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.

(4) The Citigroup 3-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury Bills.

(5) The Blended Index for Moderately Aggressive is a hypothetical representation of the performance of the Fund's asset classes according to their respective neutral asset allocation weightings adjusted each calendar year to reflect the changes of the Fund's neutral asset allocation. The following indices are used when calculating the Blended Index's return: domestic equity -- Russell 3000 Index; international equity -- MSCI EAFE Index;
    bonds -- Barclays Capital U.S. Aggregate Bond Index; and cash -- Citigroup 3-Month U.S. Treasury Bill Index. The indices reflect reinvestment of all distributions and changes in market prices.

The indices do not reflect the effects of expenses.

It is not possible to invest directly in an index.

Disciplined Asset Allocation Portfolios are "funds of funds" comprised of holdings in several different RiverSource Funds, which may include small-cap, mid-cap, large-cap, money market, international, bond, and/or sector funds. Each of the underlying funds in which the portfolio invests has its own investment risks, and those risks can affect the value of each portfolio's shares and investments. There are risks associated with fixed income investments, including credit risk, interest rate risk, and prepayment and extension risk. Non-investment grade securities have more volatile prices and carry more risk to principal and income than investment grade securities. International investing involves increased risk and volatility due to potential political and economic instability, currency fluctuations, and differences in financial reporting and accounting standards and oversight. Risks are particularly significant in emerging markets. Investments in small- and mid-capitalization companies involve greater risks and volatility than investments in larger, more established companies. See the Funds' prospectus for more information on these and other risks that may be associated with the underlying funds.


--------------------------------------------------------------------------------
6  DISCIPLINED ASSET ALLOCATION(SM) PORTFOLIOS -- 2009 SEMIANNUAL REPORT

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

Disciplined Asset Allocation Portfolios - Aggressive

FUND SUMMARY
--------------------------------------------------------------------------------

> Disciplined Asset Allocation Portfolios - Aggressive (the Fund or Aggressive) rose 4.34% for the six months ended June 30, 2009.

> The Fund's benchmark, Russell 3000(R) Index advanced 4.20% during the same period.

> The Fund's blended benchmark, composed of 56% Russell 3000(R) Index, 24%
  Morgan Stanley Capital International (MSCI), Europe, Australasia and Far East
  (EAFE) Index, 18% Barclays Capital U.S. Aggregate Bond Index and 2% Citigroup 3-Month U.S. Treasury Bill Index, returned 5.05%.

ANNUALIZED TOTAL RETURNS (for period ended June 30, 2009)
--------------------------------------------------------------------------------


                                                                                        SINCE
                                                                                      INCEPTION
                                                                6 MONTHS*    1 YEAR    05/01/08
-----------------------------------------------------------------------------------------------
Disciplined Asset Allocation Portfolios - Aggressive              +4.34%    -21.80%    -23.13%
-----------------------------------------------------------------------------------------------
Russell 3000(R) Index(1) (unmanaged)                              +4.20%    -26.56%    -32.39%
-----------------------------------------------------------------------------------------------
MSCI EAFE Index(2) (unmanaged)                                    +8.42%    -30.96%    -31.37%
-----------------------------------------------------------------------------------------------
Barclays Capital U.S. Aggregate Bond Index(3) (unmanaged)         +1.90%     +6.05%     +5.05%
-----------------------------------------------------------------------------------------------
Citigroup 3-Month U.S. Treasury Bill Index(4) (unmanaged)         +0.09%     +0.78%     +0.89%
-----------------------------------------------------------------------------------------------
Blended Index(5) (unmanaged)                                      +5.05%    -21.51%    -26.34%
-----------------------------------------------------------------------------------------------



*   Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. The total returns shown do not reflect expenses that apply to the variable account, annuity contract or life insurance policy. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution.

(1) The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

(2) The Morgan Stanley Capital International (MSCI) EAFE Index, an unmanaged index, is compiled from a composite of securities markets of Europe, Australasia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.

(3) The Barclays Capital U.S. Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance.

(4) The Citigroup 3-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury Bills.

(5) The Blended Index for Aggressive is a hypothetical representation of the performance of the Fund's asset classes according to their respective neutral asset allocation weightings adjusted each calendar year to reflect the changes of the Fund's neutral asset allocation. The following indices are used when calculating the Blended Index's return: domestic equity -- Russell 3000 Index; international equity -- MSCI EAFE Index; bonds -- Barclays Capital U.S. Aggregate Bond Index; and cash -- Citigroup 3-Month U.S. Treasury Bill Index. The indices reflect reinvestment of all distributions and changes in market prices.

The indices do not reflect the effects of expenses.

It is not possible to invest directly in an index.

Disciplined Asset Allocation Portfolios are "funds of funds" comprised of holdings in several different RiverSource Funds, which may include small-cap, mid-cap, large-cap, money market, international, bond, and/or sector funds. Each of the underlying funds in which the portfolio invests has its own investment risks, and those risks can affect the value of each portfolio's shares and investments. There are risks associated with fixed income investments, including credit risk, interest rate risk, and prepayment and extension risk. Non-investment grade securities have more volatile prices and carry more risk to principal and income than investment grade securities. International investing involves increased risk and volatility due to potential political and economic instability, currency fluctuations, and differences in financial reporting and accounting standards and oversight. Risks are particularly significant in emerging markets. Investments in small- and mid-capitalization companies involve greater risks and volatility than investments in larger, more established companies. See the Funds' prospectus for more information on these and other risks that may be associated with the underlying funds.


--------------------------------------------------------------------------------
        DISCIPLINED ASSET ALLOCATION(SM) PORTFOLIOS -- 2009 SEMIANNUAL REPORT  7

INVESTMENT CHANGES  ------------------------------------------------------------

DISCIPLINED ASSET ALLOCATION PORTFOLIOS -- CONSERVATIVE

Fund holdings at June 30, 2009

                                                                         % OF FUND'S
                                                   % OF FUND'S        PORTFOLIO ASSETS
                                                PORTFOLIO ASSETS        6 MONTHS AGO
--------------------------------------------------------------------------------------
DOMESTIC EQUITY FUNDS/INTERNATIONAL EQUITY
  FUNDS
--------------------------------------------------------------------------------------
  Includes large cap, international, mid cap, small cap, small-mid cap
--------------------------------------------------------------------------------------
RiverSource Disciplined Equity Fund                    9.8%                  8.4%
--------------------------------------------------------------------------------------
RiverSource Disciplined International Equity
  Fund                                                 2.6%                  3.4%
--------------------------------------------------------------------------------------
RiverSource Disciplined Large Cap Growth Fund          6.0%                  6.1%
--------------------------------------------------------------------------------------
RiverSource Disciplined Large Cap Value Fund           4.2%                  2.2%
--------------------------------------------------------------------------------------
RiverSource Disciplined Small and Mid Cap
  Equity Fund                                          2.5%                  3.6%
======================================================================================
                                                      25.1%                 23.7%
--------------------------------------------------------------------------------------
INVESTMENT GRADE FIXED-INCOME FUNDS
--------------------------------------------------------------------------------------
  Includes government, corporate, mortgage and agency securities, floating rates, global, high yield, inflation protected
--------------------------------------------------------------------------------------
RiverSource Diversified Bond Fund                     36.7%                 30.4%
--------------------------------------------------------------------------------------
RiverSource Emerging Markets Bond Fund                 3.9%                  4.8%
--------------------------------------------------------------------------------------
RiverSource Global Bond Fund                           6.2%                  8.1%
--------------------------------------------------------------------------------------
RiverSource High Yield Bond Fund                       4.0%                  1.9%
--------------------------------------------------------------------------------------
RiverSource Inflation Protected Securities
  Fund                                                 8.8%                  8.6%
======================================================================================
                                                      59.6%                 53.8%
--------------------------------------------------------------------------------------
ALTERNATIVE INVESTMENTS
--------------------------------------------------------------------------------------
  Includes government, corporate, mortgage and
     agency securities
--------------------------------------------------------------------------------------
RiverSource Absolute Return Currency and
  Income Fund                                          9.2%                  9.6%
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
CASH EQUIVALENTS
--------------------------------------------------------------------------------------
RiverSource Cash Management Fund                       6.1%                 12.9%
======================================================================================
                                                     100.0%                100.0%
--------------------------------------------------------------------------------------



PORTFOLIO ALLOCATION -----------------------------------------------------------
(at June 30, 2009; % of portfolio assets)



Equity Funds(1)                                       25.1%
----------------------------------------------------------------

Fixed Income Funds(2)                                 59.6%
----------------------------------------------------------------

Alternative Investments(3)                             9.2%
----------------------------------------------------------------

Cash Equivalents(4)                                    6.1%
----------------------------------------------------------------


(1) Includes U.S. Large Cap 20.0%, International 2.6% and U.S. Small Mid Cap
    2.5%.
(2) Includes Investment Grade 36.7%, Inflation Protected Securities 8.8%, Global Bond 6.2%, High Yield 4.0% and International 3.9%.
(3) Comprised entirely of an investment in the RiverSource Absolute Return Currency and Income Fund.
(4) Comprised entirely of an investment in the RiverSource Cash Management Fund.

TOP FIVE HOLDINGS --------------------------------------------------------------
(at June 30, 2009; % of portfolio assets)


RiverSource Diversified Bond Fund                      36.7%
-----------------------------------------------------------------
RiverSource Disciplined Equity Fund                     9.8%
-----------------------------------------------------------------
RiverSource Absolute Return Currency and
  Income Fund                                           9.2%
-----------------------------------------------------------------
RiverSource Inflation Protected Securities
  Fund                                                  8.8%
-----------------------------------------------------------------
RiverSource Global Bond Fund                            6.2%
-----------------------------------------------------------------


For further detail about these holdings, please refer to the section entitled "Investments in Affiliated Funds."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
8  DISCIPLINED ASSET ALLOCATION(SM) PORTFOLIOS -- 2009 SEMIANNUAL REPORT

INVESTMENT CHANGES  ------------------------------------------------------------

DISCIPLINED ASSET ALLOCATION PORTFOLIOS -- MODERATELY CONSERVATIVE

Fund holdings at June 30, 2009

                                                                         % OF FUND'S
                                                   % OF FUND'S        PORTFOLIO ASSETS
                                                PORTFOLIO ASSETS        6 MONTHS AGO
--------------------------------------------------------------------------------------
DOMESTIC EQUITY FUNDS/INTERNATIONAL EQUITY
  FUNDS
--------------------------------------------------------------------------------------
  Includes large cap, international, mid cap, small cap, small-mid cap
--------------------------------------------------------------------------------------
RiverSource Disciplined Equity Fund                   14.7%                 15.0%
--------------------------------------------------------------------------------------
RiverSource Disciplined International Equity
  Fund                                                 3.0%                  4.1%
--------------------------------------------------------------------------------------
RiverSource Disciplined Large Cap Growth Fund          7.6%                  8.9%
--------------------------------------------------------------------------------------
RiverSource Disciplined Large Cap Value Fund           9.4%                  2.7%
--------------------------------------------------------------------------------------
RiverSource Disciplined Small and Mid Cap
  Equity Fund                                          3.8%                  3.7%
======================================================================================
                                                      38.5%                 34.4%
--------------------------------------------------------------------------------------
INVESTMENT GRADE FIXED-INCOME FUNDS
--------------------------------------------------------------------------------------
  Includes government, corporate, mortgage and agency securities, floating rates, global, high yield, inflation protected
--------------------------------------------------------------------------------------
RiverSource Diversified Bond Fund                     33.3%                 31.5%
--------------------------------------------------------------------------------------
RiverSource Emerging Markets Bond Fund                 3.6%                  5.0%
--------------------------------------------------------------------------------------
RiverSource Global Bond Fund                           4.1%                  3.9%
--------------------------------------------------------------------------------------
RiverSource High Yield Bond Fund                       2.1%                  2.0%
--------------------------------------------------------------------------------------
RiverSource Inflation Protected Securities
  Fund                                                 7.7%                  7.9%
======================================================================================
                                                      50.8%                 50.3%
--------------------------------------------------------------------------------------
ALTERNATIVE INVESTMENTS
--------------------------------------------------------------------------------------
  Includes government, corporate, mortgage and
     agency securities
--------------------------------------------------------------------------------------
RiverSource Absolute Return Currency and
  Income Fund                                          6.4%                  9.1%
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
CASH EQUIVALENTS
--------------------------------------------------------------------------------------
RiverSource Cash Management Fund                       4.3%                  6.1%
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
OTHER(1)                                                --%                  0.1%
======================================================================================
                                                     100.0%                100.0%
--------------------------------------------------------------------------------------


(1) Represents the position in JPMorgan U.S. Govt Money Market Premier (Cash Sweep Account).

PORTFOLIO ALLOCATION -----------------------------------------------------------
(at June 30, 2009; % of portfolio assets)



Equity Funds(1)                                       38.5%
----------------------------------------------------------------

Fixed Income Funds(2)                                 50.8%
----------------------------------------------------------------

Alternative Investments(3)                             6.4%
----------------------------------------------------------------

Cash Equivalents(4)                                    4.3%
----------------------------------------------------------------


(1) Includes U.S. Large Cap 31.7%, U.S. Small Mid Cap 3.8% and International
    3.0%.
(2) Includes Investment Grade 33.3%, Inflation Protected Securities 7.7%, Global Bond 4.1%, International 3.6% and High Yield 2.1%.
(3) Comprised entirely of an investment in the RiverSource Absolute Return Currency and Income Fund.
(4) Comprised entirely of an investment in the RiverSource Cash Management Fund.


--------------------------------------------------------------------------------
        DISCIPLINED ASSET ALLOCATION(SM) PORTFOLIOS -- 2009 SEMIANNUAL REPORT  9

INVESTMENT CHANGES (continued)  ------------------------------------------------


TOP FIVE HOLDINGS --------------------------------------------------------------
(at June 30, 2009; % of portfolio assets)


RiverSource Diversified Bond Fund                      33.3%
-----------------------------------------------------------------
RiverSource Disciplined Equity Fund                    14.7%
-----------------------------------------------------------------
RiverSource Disciplined Large Cap Value Fund            9.4%
-----------------------------------------------------------------
RiverSource Inflation Protected Securities
  Fund                                                  7.7%
-----------------------------------------------------------------
RiverSource Disciplined Large Cap Growth Fund           7.6%
-----------------------------------------------------------------


For further detail about these holdings, please refer to the section entitled "Investments in Affiliated Funds."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
10  DISCIPLINED ASSET ALLOCATION(SM) PORTFOLIOS -- 2009 SEMIANNUAL REPORT

INVESTMENT CHANGES  ------------------------------------------------------------

DISCIPLINED ASSET ALLOCATION PORTFOLIOS -- MODERATE

Fund holdings at June 30, 2009

                                                                         % OF FUND'S
                                                   % OF FUND'S        PORTFOLIO ASSETS
                                                PORTFOLIO ASSETS        6 MONTHS AGO
--------------------------------------------------------------------------------------
DOMESTIC EQUITY FUNDS/INTERNATIONAL EQUITY
  FUNDS
--------------------------------------------------------------------------------------
  Includes large cap, international, mid cap, small cap, small-mid cap
--------------------------------------------------------------------------------------
RiverSource Disciplined Equity Fund                   18.7%                 18.4%
--------------------------------------------------------------------------------------
RiverSource Disciplined International Equity
  Fund                                                 5.0%                  6.6%
--------------------------------------------------------------------------------------
RiverSource Disciplined Large Cap Growth Fund         10.4%                 11.6%
--------------------------------------------------------------------------------------
RiverSource Disciplined Large Cap Value Fund          11.8%                  5.0%
--------------------------------------------------------------------------------------
RiverSource Disciplined Small and Mid Cap
  Equity Fund                                          5.9%                  3.6%
======================================================================================
                                                      51.8%                 45.2%
--------------------------------------------------------------------------------------
INVESTMENT GRADE FIXED-INCOME FUNDS
--------------------------------------------------------------------------------------
  Includes government, corporate, mortgage and agency securities, floating rates, global, high yield, inflation protected
--------------------------------------------------------------------------------------
RiverSource Diversified Bond Fund                     24.8%                 26.0%
--------------------------------------------------------------------------------------
RiverSource Emerging Markets Bond Fund                 3.5%                  5.0%
--------------------------------------------------------------------------------------
RiverSource Global Bond Fund                           4.1%                  2.7%
--------------------------------------------------------------------------------------
RiverSource High Yield Bond Fund                       2.3%                  1.9%
--------------------------------------------------------------------------------------
RiverSource Inflation Protected Securities
  Fund                                                 7.0%                  7.0%
======================================================================================
                                                      41.7%                 42.6%
--------------------------------------------------------------------------------------
ALTERNATIVE INVESTMENTS
--------------------------------------------------------------------------------------
  Includes government, corporate, mortgage and
     agency securities
--------------------------------------------------------------------------------------
RiverSource Absolute Return Currency and
  Income Fund                                          3.9%                  6.5%
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
CASH EQUIVALENTS
--------------------------------------------------------------------------------------
RiverSource Cash Management Fund                       2.6%                  4.3%
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
OTHER(1)                                                --%                  1.4%
======================================================================================
                                                     100.0%                100.0%
--------------------------------------------------------------------------------------


(1) Represents the position in JPMorgan U.S. Govt Money Market Premier (Cash Sweep Account).

PORTFOLIO ALLOCATION -----------------------------------------------------------
(at June 30, 2009; % of portfolio assets)



Equity Funds(1)                                       51.8%
----------------------------------------------------------------

Fixed Income Funds(2)                                 41.7%
----------------------------------------------------------------

Alternative Investments(3)                             3.9%
----------------------------------------------------------------

Cash Equivalents(4)                                    2.6%
----------------------------------------------------------------


(1) Includes U.S. Large Cap 40.9%, U.S. Small Mid Cap 5.9% and International
    5.0%.
(2) Includes Investment Grade 24.8%, High Yield 7.0%, Global Bond 4.1%, International 3.5% and Inflation Protected Securities 2.3%.
(3) Comprised entirely of an investment in the RiverSource Absolute Return Currency and Income Fund.
(4) Comprised entirely of an investment in the RiverSource Cash Management Fund.


--------------------------------------------------------------------------------
       DISCIPLINED ASSET ALLOCATION(SM) PORTFOLIOS -- 2009 SEMIANNUAL REPORT  11

INVESTMENT CHANGES (continued)  ------------------------------------------------


TOP FIVE HOLDINGS --------------------------------------------------------------
(at June 30, 2009; % of portfolio assets)


RiverSource Diversified Bond Fund                      24.8%
-----------------------------------------------------------------
RiverSource Disciplined Equity Fund                    18.7%
-----------------------------------------------------------------
RiverSource Disciplined Large Cap Value Fund           11.8%
-----------------------------------------------------------------
RiverSource Disciplined Large Cap Growth Fund          10.4%
-----------------------------------------------------------------
RiverSource Inflation Protected Securities
  Fund                                                  7.0%
-----------------------------------------------------------------


For further detail about these holdings, please refer to the section entitled "Investments in Affiliated Funds."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
12  DISCIPLINED ASSET ALLOCATION(SM) PORTFOLIOS -- 2009 SEMIANNUAL REPORT

INVESTMENT CHANGES  ------------------------------------------------------------

DISCIPLINED ASSET ALLOCATION PORTFOLIOS -- MODERATELY AGGRESSIVE

Fund holdings at June 30, 2009

                                                                         % OF FUND'S
                                                   % OF FUND'S        PORTFOLIO ASSETS
                                                PORTFOLIO ASSETS        6 MONTHS AGO
--------------------------------------------------------------------------------------
DOMESTIC EQUITY FUNDS/INTERNATIONAL EQUITY
  FUNDS
--------------------------------------------------------------------------------------
  Includes large cap, international, mid cap, real estate, small-mid cap
--------------------------------------------------------------------------------------
RiverSource Disciplined Equity Fund                   25.3%                 23.6%
--------------------------------------------------------------------------------------
RiverSource Disciplined International Equity
  Fund                                                 5.0%                  7.2%
--------------------------------------------------------------------------------------
RiverSource Disciplined Large Cap Growth Fund         11.8%                 13.4%
--------------------------------------------------------------------------------------
RiverSource Disciplined Large Cap Value Fund          13.9%                  5.3%
--------------------------------------------------------------------------------------
RiverSource Disciplined Small and Mid Cap
  Equity Fund                                          6.5%                  5.0%
======================================================================================
                                                      62.5%                 54.5%
--------------------------------------------------------------------------------------
INVESTMENT GRADE FIXED-INCOME FUNDS
--------------------------------------------------------------------------------------
  Includes government, corporate, mortgage and agency securities, floating rates, global, high yield, inflation protected
--------------------------------------------------------------------------------------
RiverSource Diversified Bond Fund                     18.8%                 21.5%
--------------------------------------------------------------------------------------
RiverSource Emerging Markets Bond Fund                 2.8%                  5.2%
--------------------------------------------------------------------------------------
RiverSource Global Bond Fund                           2.1%                  2.6%
--------------------------------------------------------------------------------------
RiverSource High Yield Bond Fund                       2.3%                  2.0%
--------------------------------------------------------------------------------------
RiverSource Inflation Protected Securities
  Fund                                                 5.8%                  5.8%
======================================================================================
                                                      31.8%                 37.1%
--------------------------------------------------------------------------------------
ALTERNATIVE INVESTMENTS
--------------------------------------------------------------------------------------
  Includes government, corporate, mortgage and
     agency securities
--------------------------------------------------------------------------------------
RiverSource Absolute Return Currency and
  Income Fund                                          3.4%                  4.7%
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
CASH EQUIVALENTS
--------------------------------------------------------------------------------------
RiverSource Cash Management Fund                       2.3%                  3.1%
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
OTHER(1)                                                --%                  0.6%
======================================================================================
                                                     100.0%                100.0%
--------------------------------------------------------------------------------------


(1) Represents the position in JPMorgan U.S. Govt Money Market Premier (Cash Sweep Account).

PORTFOLIO ALLOCATION -----------------------------------------------------------
(at June 30, 2009; % of portfolio assets)


Equity Funds(1)                                       62.5%
----------------------------------------------------------------

Fixed Income Funds(2)                                 31.8%
----------------------------------------------------------------

Alternative Investments(3)                             3.4%
----------------------------------------------------------------

Cash Equivalents(4)                                    2.3%
----------------------------------------------------------------


(1) Includes U.S. Large Cap 51.0%, U.S. Small Mid Cap 6.5% and International
    5.0%.
(2) Includes Investment Grade 18.8%, Inflation Protected Securities 5.8%, International 2.8%, High Yield 2.3% and Global Bond 2.1%.
(3) Comprised entirely of an investment in the RiverSource Absolute Return Currency and Income Fund.
(4) Comprised entirely of an investment in the RiverSource Cash Management Fund.


--------------------------------------------------------------------------------
       DISCIPLINED ASSET ALLOCATION(SM) PORTFOLIOS -- 2009 SEMIANNUAL REPORT  13

INVESTMENT CHANGES (continued)  ------------------------------------------------


TOP FIVE HOLDINGS --------------------------------------------------------------
(at June 30, 2009; % of portfolio assets)


RiverSource Disciplined Equity Fund                    25.3%
-----------------------------------------------------------------
RiverSource Diversified Bond Fund                      18.8%
-----------------------------------------------------------------
RiverSource Disciplined Large Cap Value Fund           13.9%
-----------------------------------------------------------------
RiverSource Disciplined Large Cap Growth Fund          11.8%
-----------------------------------------------------------------
RiverSource Disciplined Small and Mid Cap
  Equity Fund                                           6.5%
-----------------------------------------------------------------


For further detail about these holdings, please refer to the section entitled "Investments in Affiliated Funds."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
14  DISCIPLINED ASSET ALLOCATION(SM) PORTFOLIOS -- 2009 SEMIANNUAL REPORT

INVESTMENT CHANGES  ------------------------------------------------------------

DISCIPLINED ASSET ALLOCATION PORTFOLIOS -- AGGRESSIVE

Fund holdings at June 30, 2009

                                                                         % OF FUND'S
                                                   % OF FUND'S        PORTFOLIO ASSETS
                                                PORTFOLIO ASSETS        6 MONTHS AGO
--------------------------------------------------------------------------------------
DOMESTIC EQUITY FUNDS/INTERNATIONAL EQUITY
  FUNDS
--------------------------------------------------------------------------------------
  Includes large cap, international, mid cap, small cap, small-mid cap
--------------------------------------------------------------------------------------
RiverSource Disciplined Equity Fund                   27.2%                 26.9%
--------------------------------------------------------------------------------------
RiverSource Disciplined International Equity
  Fund                                                 5.6%                  7.7%
--------------------------------------------------------------------------------------
RiverSource Disciplined Large Cap Growth Fund         13.4%                 19.2%
--------------------------------------------------------------------------------------
RiverSource Disciplined Large Cap Value Fund          17.5%                  4.0%
--------------------------------------------------------------------------------------
RiverSource Disciplined Small and Mid Cap
  Equity Fund                                          9.2%                  8.7%
======================================================================================
                                                      72.9%                 66.5%
--------------------------------------------------------------------------------------
INVESTMENT GRADE FIXED-INCOME FUNDS
--------------------------------------------------------------------------------------
  Includes government, corporate, mortgage and agency securities, floating rates, global, high yield, inflation protected
--------------------------------------------------------------------------------------
RiverSource Diversified Bond Fund                     12.7%                 14.0%
--------------------------------------------------------------------------------------
RiverSource Emerging Markets Bond Fund                 2.1%                  5.4%
--------------------------------------------------------------------------------------
RiverSource Global Bond Fund                           2.1%                  2.1%
--------------------------------------------------------------------------------------
RiverSource High Yield Bond Fund                       2.3%                  1.9%
--------------------------------------------------------------------------------------
RiverSource Inflation Protected Securities
  Fund                                                 5.0%                  5.0%
======================================================================================
                                                      24.2%                 28.4%
--------------------------------------------------------------------------------------
ALTERNATIVE INVESTMENTS
--------------------------------------------------------------------------------------
  Includes government, corporate, mortgage and
     agency securities
--------------------------------------------------------------------------------------
RiverSource Absolute Return Currency and
  Income Fund                                          1.7%                  2.8%
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
CASH EQUIVALENTS
--------------------------------------------------------------------------------------
RiverSource Cash Management Fund                       1.2%                  1.8%
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
OTHER(1)                                                --%                  0.5%
======================================================================================
                                                     100.0%                100.0%
--------------------------------------------------------------------------------------


(1) Represents the position in JPMorgan U.S. Govt Money Market Premier (Cash Sweep Account).

PORTFOLIO ALLOCATION -----------------------------------------------------------
(at June 30, 2009; % of portfolio assets)



Equity Funds(1)                                       72.9%
----------------------------------------------------------------

Fixed Income Funds(2)                                 24.2%
----------------------------------------------------------------

Alternative Investments(3)                             1.7%
----------------------------------------------------------------

Cash Equivalents(4)                                    1.2%
----------------------------------------------------------------


(1) Includes U.S. Large Cap 58.1%, U.S. Small Mid Cap 9.2% and International
    5.6%.
(2) Includes Investment Grade 12.7%, Inflation Protected Securities 5.0%, High Yield 2.3%, Global Bond 2.1% and International 2.1%.
(3) Comprised entirely of an investment in the RiverSource Absolute Return Currency and Income Fund.
(4) Comprised entirely of an investment in the RiverSource Cash Management Fund.


--------------------------------------------------------------------------------
       DISCIPLINED ASSET ALLOCATION(SM) PORTFOLIOS -- 2009 SEMIANNUAL REPORT  15

INVESTMENT CHANGES (continued)  ------------------------------------------------


TOP FIVE HOLDINGS --------------------------------------------------------------
(at June 30, 2009; % of portfolio assets)


RiverSource Disciplined Equity Fund                    27.2%
-----------------------------------------------------------------
RiverSource Disciplined Large Cap Value Fund           17.5%
-----------------------------------------------------------------
RiverSource Disciplined Large Cap Growth Fund          13.4%
-----------------------------------------------------------------
RiverSource Diversified Bond Fund                      12.7%
-----------------------------------------------------------------
RiverSource Disciplined Small and Mid Cap
  Equity Fund                                           9.2%
-----------------------------------------------------------------


For further detail about these holdings, please refer to the section entitled "Investments in Affiliated Funds."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
16  DISCIPLINED ASSET ALLOCATION(SM) PORTFOLIOS -- 2009 SEMIANNUAL REPORT

FUND EXPENSES EXAMPLES ---------------------------------------------------------
(UNAUDITED)

You may not buy (nor will you own) shares of the Fund directly. You invest by buying an annuity contract or life insurance policy and allocating your purchase payments to the subaccount that invests in the Fund. Your purchase price will be the next NAV calculated after your request is received by the Fund or an authorized insurance company.

As a contract/policy owner investing in the Fund, you incur ongoing costs, which may include management fees and other expenses; distribution and service (12b-1) fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds that underlie various annuity contracts and/or life insurance policies. In addition to the ongoing expenses which each Fund bears directly, each Fund's shareholders indirectly bear the ongoing expenses of the underlying funds (also referred to as "acquired funds") in which each Fund invests. Each Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the ongoing expenses charged by acquired funds using the expense ratio of each of the acquired funds as of the acquired fund's most recent shareholder report.

These examples are based on an investment of $1,000 invested at the beginning of the period indicated and held until June 30, 2009.

ACTUAL EXPENSES
The first line of each table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of each table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare each 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other similar funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect expenses that apply to the subaccount or the contract. Therefore, the second line of each table is useful in comparing ongoing costs of the Fund only, and will not help you determine the relative total costs of owning different funds underlying various annuity contracts and/or life insurance policies. In addition, if the expenses that apply to the subaccount or the contract were included, your costs would have been higher.


--------------------------------------------------------------------------------
       DISCIPLINED ASSET ALLOCATION(SM) PORTFOLIOS -- 2009 SEMIANNUAL REPORT  17

FUND EXPENSES EXAMPLE (continued) ----------------------------------------------


Disciplined Asset Allocation Portfolios -- Conservative

                                                                                     DIRECT AND
                                                                     DIRECT           INDIRECT
                                   BEGINNING         ENDING         EXPENSES          EXPENSES
                                 ACCOUNT VALUE   ACCOUNT VALUE    PAID DURING       PAID DURING
                                  JAN. 1, 2009   JUNE 30, 2009   THE PERIOD(a)   THE PERIOD(b),(c)
--------------------------------------------------------------------------------------------------
Actual(d)                            $1,000        $1,054.80         $2.04             $5.25
--------------------------------------------------------------------------------------------------
Hypothetical
(5% return before expenses)          $1,000        $1,022.81         $2.01             $5.17
--------------------------------------------------------------------------------------------------


ANNUALIZED EXPENSE RATIOS


    FUND'S
  ANNUALIZED         ACQUIRED FUND       NET FUND
EXPENSE RATIO    FEES AND EXPENSES(b)    EXPENSES
-------------------------------------------------
     .40%                .63%              1.03%
-------------------------------------------------


(a) Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(b) RiverSource Investments, LLC (the Investment Manager) and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until the end of the underlying funds' next fiscal year. Before taking the fee waivers into account, the acquired fund (underlying fund) fees and expenses would have been 0.67%. Had these commitments not been in place during the entire six month period ended June 30, 2009, the actual direct and indirect expenses paid would have been $5.45 and the hypothetical direct and indirect expenses paid would have been $5.37.
(c) Expenses are equal to the Fund's annualized expense ratio plus the acquired fund fees and expenses, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(d) Based on the actual return of +5.48% for the six months ended June 30, 2009.

Disciplined Asset Allocation Portfolios -- Moderately Conservative

                                                                                     DIRECT AND
                                                                     DIRECT           INDIRECT
                                   BEGINNING         ENDING         EXPENSES          EXPENSES
                                 ACCOUNT VALUE   ACCOUNT VALUE    PAID DURING       PAID DURING
                                  JAN. 1, 2009   JUNE 30, 2009   THE PERIOD(a)   THE PERIOD(b),(c)
--------------------------------------------------------------------------------------------------
Actual(d)                            $1,000        $1,053.20         $2.04             $5.29
--------------------------------------------------------------------------------------------------
Hypothetical
(5% return before expenses)          $1,000        $1,022.81         $2.01             $5.22
--------------------------------------------------------------------------------------------------


ANNUALIZED EXPENSE RATIOS


    FUND'S
  ANNUALIZED         ACQUIRED FUND       NET FUND
EXPENSE RATIO    FEES AND EXPENSES(b)    EXPENSES
-------------------------------------------------
     .40%                .64%              1.04%
-------------------------------------------------


(a) Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(b) The Investment Manager and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until the end of the underlying funds' next fiscal year. Before taking the fee waivers into account, the acquired fund (underlying fund) fees and expenses would have been 0.70%. Had these commitments not been in place during the entire six month period ended June 30, 2009, the actual direct and indirect expenses paid would have been $5.60 and the hypothetical direct and indirect expenses paid would have been $5.52.
(c) Expenses are equal to the Fund's annualized expense ratio plus the acquired fund fees and expenses, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(d) Based on the actual return of +5.32% for the six months ended June 30, 2009.


--------------------------------------------------------------------------------
18  DISCIPLINED ASSET ALLOCATION(SM) PORTFOLIOS -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


Disciplined Asset Allocation Portfolios -- Moderate

                                                                                     DIRECT AND
                                                                     DIRECT           INDIRECT
                                   BEGINNING         ENDING         EXPENSES          EXPENSES
                                 ACCOUNT VALUE   ACCOUNT VALUE    PAID DURING       PAID DURING
                                  JAN. 1, 2009   JUNE 30, 2009   THE PERIOD(a)   THE PERIOD(b),(c)
--------------------------------------------------------------------------------------------------
Actual(d)                            $1,000        $1,048.20         $1.88             $5.23
--------------------------------------------------------------------------------------------------
Hypothetical
(5% return before expenses)          $1,000        $1,022.96         $1.86             $5.17
--------------------------------------------------------------------------------------------------


ANNUALIZED EXPENSE RATIOS


    FUND'S
  ANNUALIZED         ACQUIRED FUND       NET FUND
EXPENSE RATIO    FEES AND EXPENSES(b)    EXPENSES
-------------------------------------------------
     .37%                .66%              1.03%
-------------------------------------------------


(a) Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(b) The Investment Manager and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until the end of the underlying funds' next fiscal year. Before taking the fee waivers into account, the acquired fund (underlying fund) fees and expenses would have been 0.72%. Had these commitments not been in place during the entire six month period ended June 30, 2009, the actual direct and indirect expenses paid would have been $5.54 and the hypothetical direct and indirect expenses paid would have been $5.47.
(c) Expenses are equal to the Fund's annualized expense ratio plus the acquired fund fees and expenses, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(d) Based on the actual return of +4.82% for the six months ended June 30, 2009.

Disciplined Asset Allocation Portfolios -- Moderately Aggressive

                                                                                     DIRECT AND
                                                                     DIRECT           INDIRECT
                                   BEGINNING         ENDING         EXPENSES          EXPENSES
                                 ACCOUNT VALUE   ACCOUNT VALUE    PAID DURING       PAID DURING
                                  JAN. 1, 2009   JUNE 30, 2009   THE PERIOD(a)   THE PERIOD(b),(c)
--------------------------------------------------------------------------------------------------
Actual(d)                            $1,000        $1,043.20         $1.98             $5.42
--------------------------------------------------------------------------------------------------
Hypothetical
(5% return before expenses)          $1,000        $1,022.86         $1.96             $5.37
--------------------------------------------------------------------------------------------------


ANNUALIZED EXPENSE RATIOS


    FUND'S
  ANNUALIZED         ACQUIRED FUND       NET FUND
EXPENSE RATIO    FEES AND EXPENSES(b)    EXPENSES
-------------------------------------------------
     .39%                .68%              1.07%
-------------------------------------------------


(a) Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(b) The Investment Manager and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until the end of the underlying funds' next fiscal year. Before taking the fee waivers into account, the acquired fund (underlying fund) fees and expenses would have been 0.73%. Had these commitments not been in place during the entire six month period ended June 30, 2009, the actual direct and indirect expenses paid would have been $5.67 and the hypothetical direct and indirect expenses paid would have been $5.62.
(c) Expenses are equal to the Fund's annualized expense ratio plus the acquired fund fees and expenses, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(d) Based on the actual return of +4.32% for the six months ended June 30, 2009.


--------------------------------------------------------------------------------
       DISCIPLINED ASSET ALLOCATION(SM) PORTFOLIOS -- 2009 SEMIANNUAL REPORT  19

FUND EXPENSES EXAMPLE (continued) ----------------------------------------------


Disciplined Asset Allocation Portfolios -- Aggressive

                                                                                     DIRECT AND
                                                                     DIRECT           INDIRECT
                                   BEGINNING         ENDING         EXPENSES          EXPENSES
                                 ACCOUNT VALUE   ACCOUNT VALUE    PAID DURING       PAID DURING
                                  JAN. 1, 2009   JUNE 30, 2009   THE PERIOD(a)   THE PERIOD(b),(c)
--------------------------------------------------------------------------------------------------
Actual(d)                            $1,000        $1,043.40         $2.08             $5.62
--------------------------------------------------------------------------------------------------
Hypothetical
(5% return before expenses)          $1,000        $1,022.76         $2.06             $5.57
--------------------------------------------------------------------------------------------------


ANNUALIZED EXPENSE RATIOS


    FUND'S
  ANNUALIZED         ACQUIRED FUND       NET FUND
EXPENSE RATIO    FEES AND EXPENSES(b)    EXPENSES
-------------------------------------------------
     .41%                .70%              1.11%
-------------------------------------------------


(a) Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(b) The Investment Manager and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until the end of the underlying funds' next fiscal year. Before taking the fee waivers into account, the acquired fund (underlying fund) fees and expenses would have been 0.76%. Had these commitments not been in place during the entire six month period ended June 30, 2009, the actual direct and indirect expenses paid would have been $5.93 and the hypothetical direct and indirect expenses paid would have been $5.87.
(c) Expenses are equal to the Fund's annualized expense ratio plus the acquired fund fees and expenses, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(d) Based on the actual return of +4.34% for the six months ended June 30, 2009.


--------------------------------------------------------------------------------
20  DISCIPLINED ASSET ALLOCATION(SM) PORTFOLIOS -- 2009 SEMIANNUAL REPORT

INVESTMENTS IN AFFILIATED FUNDS ------------------------------------------------
Disciplined Asset Allocation Portfolios - Conservative
JUNE 30, 2009 (UNAUDITED)
(Percentages represent value of investments compared to net assets)


EQUITY FUNDS (25.1%)
                                                       SHARES                VALUE(a)
INTERNATIONAL (2.6%)
RiverSource Disciplined International Equity
 Fund                                                  141,380               $846,868
-------------------------------------------------------------------------------------

U.S. LARGE CAP (20.0%)
RiverSource Disciplined Equity Fund                    793,803              3,183,152
RiverSource Disciplined Large Cap Growth Fund          295,995              1,944,688
RiverSource Disciplined Large Cap Value Fund           210,100              1,378,259
                                                                      ---------------
Total                                                                       6,506,099
-------------------------------------------------------------------------------------

U.S. SMALL-MID CAP (2.5%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                           139,423                803,079
-------------------------------------------------------------------------------------
TOTAL EQUITY FUNDS
(Cost: $7,639,282)                                                         $8,156,046
-------------------------------------------------------------------------------------



FIXED INCOME FUNDS (59.6%)
                                                       SHARES                VALUE(a)
GLOBAL BOND (6.2%)
RiverSource Global Bond Fund                           307,509             $2,029,560
-------------------------------------------------------------------------------------

HIGH YIELD (4.0%)
RiverSource High Yield Bond Fund                       548,194              1,288,255
-------------------------------------------------------------------------------------

INFLATION PROTECTED SECURITIES (8.8%)
RiverSource Inflation Protected Securities
 Fund                                                  294,694              2,873,265
-------------------------------------------------------------------------------------

INTERNATIONAL (3.9%)
RiverSource Emerging Markets Bond Fund                 135,821              1,250,914
-------------------------------------------------------------------------------------

INVESTMENT GRADE (36.7%)
RiverSource Diversified Bond Fund                    2,586,383             11,923,226
-------------------------------------------------------------------------------------
TOTAL FIXED INCOME FUNDS
(Cost: $18,510,541)                                                       $19,365,220
-------------------------------------------------------------------------------------



ALTERNATIVE INVESTMENTS (9.2%)
                                                       SHARES                VALUE(a)
RiverSource Absolute Return Currency and
 Income Fund                                           306,895             $2,986,086
-------------------------------------------------------------------------------------
TOTAL ALTERNATIVE INVESTMENTS
(Cost: $3,026,773)                                                         $2,986,086
-------------------------------------------------------------------------------------



CASH EQUIVALENTS (6.1%)
                                                       SHARES                VALUE(a)
MONEY MARKET
RiverSource Cash Management Fund                     1,994,898             $1,994,898
-------------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
(Cost: $1,994,898)                                                         $1,994,898
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $31,171,494)                                                       $32,502,250
=====================================================================================




NOTES TO INVESTMENTS IN AFFILIATED FUNDS


(a) Securities are valued by using policies described in Note 2 to the financial statements.



--------------------------------------------------------------------------------
       DISCIPLINED ASSET ALLOCATION(SM) PORTFOLIOS -- 2009 SEMIANNUAL REPORT  21

INVESTMENTS IN AFFILIATED FUNDS (continued) ----------------------------------- Disciplined Asset Allocation Portfolios - Conservative


FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

SFAS 157 establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. When a valuation uses multiple inputs from varying levels of the hierarchy, the hierarchy level is determined based on the lowest level input or inputs that are significant to the fair value measurement in its entirety. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of June 30, 2009:

                                                                     FAIR VALUE AT JUNE 30, 2009
                                                      --------------------------------------------------------
                                                           LEVEL 1        LEVEL 2
                                                        QUOTED PRICES      OTHER        LEVEL 3
                                                          IN ACTIVE     SIGNIFICANT   SIGNIFICANT
                                                         MARKETS FOR     OBSERVABLE  UNOBSERVABLE
DESCRIPTION                                           IDENTICAL ASSETS     INPUTS       INPUTS        TOTAL
--------------------------------------------------------------------------------------------------------------
Investments in affiliated funds                          $32,502,250        $--           $--      $32,502,250





HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.


--------------------------------------------------------------------------------
22  DISCIPLINED ASSET ALLOCATION(SM) PORTFOLIOS -- 2009 SEMIANNUAL REPORT

INVESTMENTS IN AFFILIATED FUNDS  -----------------------------------------------
Disciplined Asset Allocation Portfolios - Moderately Conservative
JUNE 30, 2009 (UNAUDITED)
(Percentages represent value of investments compared to net assets)


EQUITY FUNDS (38.5%)
                                                       SHARES                VALUE(a)
INTERNATIONAL (3.0%)
RiverSource Disciplined International Equity
 Fund                                                  204,534             $1,225,159
-------------------------------------------------------------------------------------

U.S. LARGE CAP (31.7%)
RiverSource Disciplined Equity Fund                  1,489,627              5,973,404
RiverSource Disciplined Large Cap Growth Fund          466,512              3,064,981
RiverSource Disciplined Large Cap Value Fund           580,920              3,810,835
                                                                      ---------------
Total                                                                      12,849,220
-------------------------------------------------------------------------------------

U.S. SMALL-MID CAP (3.8%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                           263,606              1,518,373
-------------------------------------------------------------------------------------
TOTAL EQUITY FUNDS
(Cost: $16,184,110)                                                       $15,592,752
-------------------------------------------------------------------------------------



FIXED INCOME FUNDS (50.7%)
                                                       SHARES                VALUE(a)
GLOBAL BOND (4.1%)
RiverSource Global Bond Fund                           248,501             $1,640,110
-------------------------------------------------------------------------------------

HIGH YIELD (2.1%)
RiverSource High Yield Bond Fund                       358,850                843,298
-------------------------------------------------------------------------------------

INFLATION PROTECTED SECURITIES (7.7%)
RiverSource Inflation Protected Securities
 Fund                                                  321,056              3,130,293
-------------------------------------------------------------------------------------

INTERNATIONAL (3.6%)
RiverSource Emerging Markets Bond Fund                 160,108              1,474,593
-------------------------------------------------------------------------------------

INVESTMENT GRADE (33.2%)
RiverSource Diversified Bond Fund                    2,916,870             13,446,770
-------------------------------------------------------------------------------------
TOTAL FIXED INCOME FUNDS
(Cost: $19,978,427)                                                       $20,535,064
-------------------------------------------------------------------------------------



ALTERNATIVE INVESTMENTS (6.4%)
                                                       SHARES                VALUE(a)
RiverSource Absolute Return Currency and
 Income Fund                                           267,724             $2,604,956
-------------------------------------------------------------------------------------
TOTAL ALTERNATIVE INVESTMENTS
(Cost: $2,630,626)                                                         $2,604,956
-------------------------------------------------------------------------------------



CASH EQUIVALENTS (4.3%)
                                                       SHARES                VALUE(a)
MONEY MARKET
RiverSource Cash Management Fund                     1,740,719             $1,740,719
-------------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
(Cost: $1,740,719)                                                         $1,740,719
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $40,533,882)                                                       $40,473,491
=====================================================================================




NOTES TO INVESTMENTS IN AFFILIATED FUNDS


(a) Securities are valued by using policies described in Note 2 to the financial statements.



--------------------------------------------------------------------------------
       DISCIPLINED ASSET ALLOCATION(SM) PORTFOLIOS -- 2009 SEMIANNUAL REPORT  23

INVESTMENTS IN AFFILIATED FUNDS (continued) ----------------------------------- Disciplined Asset Allocation Portfolios - Moderately Conservative


FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

SFAS 157 establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. When a valuation uses multiple inputs from varying levels of the hierarchy, the hierarchy level is determined based on the lowest level input or inputs that are significant to the fair value measurement in its entirety. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of June 30, 2009:

                                                                     FAIR VALUE AT JUNE 30, 2009
                                                      --------------------------------------------------------
                                                           LEVEL 1        LEVEL 2
                                                        QUOTED PRICES      OTHER        LEVEL 3
                                                          IN ACTIVE     SIGNIFICANT   SIGNIFICANT
                                                         MARKETS FOR     OBSERVABLE  UNOBSERVABLE
DESCRIPTION                                           IDENTICAL ASSETS     INPUTS       INPUTS        TOTAL
--------------------------------------------------------------------------------------------------------------
Investments in affiliated funds                          $40,473,491        $--           $--      $40,473,491





HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.


--------------------------------------------------------------------------------
24  DISCIPLINED ASSET ALLOCATION(SM) PORTFOLIOS -- 2009 SEMIANNUAL REPORT

INVESTMENTS IN AFFILIATED FUNDS  -----------------------------------------------
Disciplined Asset Allocation Portfolios - Moderate
JUNE 30, 2009 (UNAUDITED)
(Percentages represent value of investments compared to net assets)


EQUITY FUNDS (51.7%)
                                                       SHARES                VALUE(a)
INTERNATIONAL (5.0%)
RiverSource Disciplined International Equity
 Fund                                                  544,109             $3,259,212
-------------------------------------------------------------------------------------

U.S. LARGE CAP (40.8%)
RiverSource Disciplined Equity Fund                  3,033,951             12,166,145
RiverSource Disciplined Large Cap Growth Fund        1,022,373              6,716,992
RiverSource Disciplined Large Cap Value Fund         1,165,805              7,647,679
                                                                      ---------------
Total                                                                      26,530,816
-------------------------------------------------------------------------------------

U.S. SMALL-MID CAP (5.9%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                           663,263              3,820,393
-------------------------------------------------------------------------------------
TOTAL EQUITY FUNDS
(Cost: $36,432,714)                                                       $33,610,421
-------------------------------------------------------------------------------------



FIXED INCOME FUNDS (41.7%)
                                                       SHARES                VALUE(a)
GLOBAL BOND (4.1%)
RiverSource Global Bond Fund                           400,794             $2,645,243
-------------------------------------------------------------------------------------

HIGH YIELD (2.3%)
RiverSource High Yield Bond Fund                       633,900              1,489,666
-------------------------------------------------------------------------------------

INFLATION PROTECTED SECURITIES (7.0%)
RiverSource Inflation Protected Securities
 Fund                                                  463,680              4,520,877
-------------------------------------------------------------------------------------

INTERNATIONAL (3.5%)
RiverSource Emerging Markets Bond Fund                 248,050              2,284,545
-------------------------------------------------------------------------------------

INVESTMENT GRADE (24.8%)
RiverSource Diversified Bond Fund                    3,509,287             16,177,814
-------------------------------------------------------------------------------------
TOTAL FIXED INCOME FUNDS
(Cost: $26,424,335)                                                       $27,118,145
-------------------------------------------------------------------------------------



ALTERNATIVE INVESTMENTS (3.9%)
                                                       SHARES                VALUE(a)
RiverSource Absolute Return Currency and
 Income Fund                                           261,500             $2,544,394
-------------------------------------------------------------------------------------
TOTAL ALTERNATIVE INVESTMENTS
(Cost: $2,578,243)                                                         $2,544,394
-------------------------------------------------------------------------------------



CASH EQUIVALENTS (2.6%)
                                                       SHARES                VALUE(a)
MONEY MARKET
RiverSource Cash Management Fund                     1,700,675             $1,700,675
-------------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
(Cost: $1,700,675)                                                         $1,700,675
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $67,135,967)                                                       $64,973,635
=====================================================================================




NOTES TO INVESTMENTS IN AFFILIATED FUNDS


(a) Securities are valued by using policies described in Note 2 to the financial statements.



--------------------------------------------------------------------------------
       DISCIPLINED ASSET ALLOCATION(SM) PORTFOLIOS -- 2009 SEMIANNUAL REPORT  25

INVESTMENTS IN AFFILIATED FUNDS (continued) ----------------------------------- Disciplined Asset Allocation Portfolios - Moderate


FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

SFAS 157 establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. When a valuation uses multiple inputs from varying levels of the hierarchy, the hierarchy level is determined based on the lowest level input or inputs that are significant to the fair value measurement in its entirety. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of June 30, 2009:

                                                                     FAIR VALUE AT JUNE 30, 2009
                                                      --------------------------------------------------------
                                                           LEVEL 1        LEVEL 2
                                                        QUOTED PRICES      OTHER        LEVEL 3
                                                          IN ACTIVE     SIGNIFICANT   SIGNIFICANT
                                                         MARKETS FOR     OBSERVABLE  UNOBSERVABLE
DESCRIPTION                                           IDENTICAL ASSETS     INPUTS       INPUTS        TOTAL
--------------------------------------------------------------------------------------------------------------
Investments in affiliated funds                          $64,973,635        $--           $--      $64,973,635





HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.


--------------------------------------------------------------------------------
26  DISCIPLINED ASSET ALLOCATION(SM) PORTFOLIOS -- 2009 SEMIANNUAL REPORT

INVESTMENTS IN AFFILIATED FUNDS  -----------------------------------------------
Disciplined Asset Allocation Portfolios - Moderately Aggressive
JUNE 30, 2009 (UNAUDITED)
(Percentages represent value of investments compared to net assets)


EQUITY FUNDS (62.6%)
                                                       SHARES                VALUE(a)
INTERNATIONAL (5.0%)
RiverSource Disciplined International Equity
 Fund                                                  405,516             $2,429,043
-------------------------------------------------------------------------------------

U.S. LARGE CAP (51.1%)
RiverSource Disciplined Equity Fund                  3,094,736             12,409,894
RiverSource Disciplined Large Cap Growth Fund          876,139              5,756,232
RiverSource Disciplined Large Cap Value Fund         1,036,880              6,801,936
                                                                      ---------------
Total                                                                      24,968,062
-------------------------------------------------------------------------------------

U.S. SMALL-MID CAP (6.5%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                           560,379              3,227,780
-------------------------------------------------------------------------------------
TOTAL EQUITY FUNDS
(Cost: $32,883,000)                                                       $30,624,885
-------------------------------------------------------------------------------------



FIXED INCOME FUNDS (31.8%)
                                                       SHARES                VALUE(a)
GLOBAL BOND (2.1%)
RiverSource Global Bond Fund                           153,885             $1,015,639
-------------------------------------------------------------------------------------

HIGH YIELD (2.3%)
RiverSource High Yield Bond Fund                       473,733              1,113,273
-------------------------------------------------------------------------------------

INFLATION PROTECTED SECURITIES (5.8%)
RiverSource Inflation Protected Securities
 Fund                                                  290,643              2,833,766
-------------------------------------------------------------------------------------

INTERNATIONAL (2.8%)
RiverSource Emerging Markets Bond Fund                 149,765              1,379,336
-------------------------------------------------------------------------------------

INVESTMENT GRADE (18.8%)
RiverSource Diversified Bond Fund                    1,993,510              9,190,080
-------------------------------------------------------------------------------------
TOTAL FIXED INCOME FUNDS
(Cost: $15,118,408)                                                       $15,532,094
-------------------------------------------------------------------------------------



ALTERNATIVE INVESTMENTS (3.4%)
                                                       SHARES                VALUE(a)
RiverSource Absolute Return Currency and
 Income Fund                                           169,226             $1,646,567
-------------------------------------------------------------------------------------
TOTAL ALTERNATIVE INVESTMENTS
(Cost: $1,667,321)                                                         $1,646,567
-------------------------------------------------------------------------------------



CASH EQUIVALENTS (2.3%)
                                                       SHARES                VALUE(a)
MONEY MARKET
RiverSource Cash Management Fund                     1,100,150             $1,100,150
-------------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
(Cost: $1,100,150)                                                         $1,100,150
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $50,768,879)                                                       $48,903,696
=====================================================================================




NOTES TO INVESTMENTS IN AFFILIATED FUNDS


(a) Securities are valued by using policies described in Note 2 to the financial statements.



--------------------------------------------------------------------------------
       DISCIPLINED ASSET ALLOCATION(SM) PORTFOLIOS -- 2009 SEMIANNUAL REPORT  27

INVESTMENTS IN AFFILIATED FUNDS (continued) ----------------------------------- Disciplined Asset Allocation Portfolios - Moderately Aggressive


FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

SFAS 157 establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. When a valuation uses multiple inputs from varying levels of the hierarchy, the hierarchy level is determined based on the lowest level input or inputs that are significant to the fair value measurement in its entirety. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of June 30, 2009:

                                                                     FAIR VALUE AT JUNE 30, 2009
                                                      --------------------------------------------------------
                                                           LEVEL 1        LEVEL 2
                                                        QUOTED PRICES      OTHER        LEVEL 3
                                                          IN ACTIVE     SIGNIFICANT   SIGNIFICANT
                                                         MARKETS FOR     OBSERVABLE  UNOBSERVABLE
DESCRIPTION                                           IDENTICAL ASSETS     INPUTS       INPUTS        TOTAL
--------------------------------------------------------------------------------------------------------------
Investments in affiliated funds                          $48,903,696        $--           $--      $48,903,696





HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.


--------------------------------------------------------------------------------
28  DISCIPLINED ASSET ALLOCATION(SM) PORTFOLIOS -- 2009 SEMIANNUAL REPORT

INVESTMENTS IN AFFILIATED FUNDS  -----------------------------------------------
Disciplined Asset Allocation Portfolios - Aggressive
JUNE 30, 2009 (UNAUDITED)
(Percentages represent value of investments compared to net assets)


EQUITY FUNDS (73.0%)
                                                       SHARES                VALUE(a)
INTERNATIONAL (5.6%)
RiverSource Disciplined International Equity
 Fund                                                  177,340             $1,062,269
-------------------------------------------------------------------------------------

U.S. LARGE CAP (58.2%)
RiverSource Disciplined Equity Fund                  1,284,121              5,149,325
RiverSource Disciplined Large Cap Growth Fund          386,192              2,537,279
RiverSource Disciplined Large Cap Value Fund           505,640              3,316,996
                                                                      ---------------
Total                                                                      11,003,600
-------------------------------------------------------------------------------------

U.S. SMALL-MID CAP (9.2%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                           304,115              1,751,701
-------------------------------------------------------------------------------------
TOTAL EQUITY FUNDS
(Cost: $14,304,204)                                                       $13,817,570
-------------------------------------------------------------------------------------



FIXED INCOME FUNDS (24.2%)
                                                       SHARES                VALUE(a)
GLOBAL BOND (2.1%)
RiverSource Global Bond Fund                            59,766               $394,456
-------------------------------------------------------------------------------------

HIGH YIELD (2.3%)
RiverSource High Yield Bond Fund                       181,933                427,543
-------------------------------------------------------------------------------------

INFLATION PROTECTED SECURITIES (5.0%)
RiverSource Inflation Protected Securities
 Fund                                                   96,885                944,630
-------------------------------------------------------------------------------------

INTERNATIONAL (2.1%)
RiverSource Emerging Markets Bond Fund                  42,579                392,154
-------------------------------------------------------------------------------------

INVESTMENT GRADE (12.7%)
RiverSource Diversified Bond Fund                      526,886              2,428,943
-------------------------------------------------------------------------------------
TOTAL FIXED INCOME FUNDS
(Cost: $4,443,349)                                                         $4,587,726
-------------------------------------------------------------------------------------



ALTERNATIVE INVESTMENTS (1.7%)
                                                       SHARES                VALUE(a)
ALTERNATIVE INVESTMENTS
RiverSource Absolute Return Currency and
 Income Fund                                            33,963               $330,456
-------------------------------------------------------------------------------------
TOTAL ALTERNATIVE INVESTMENTS
(Cost: $335,420)                                                             $330,456
-------------------------------------------------------------------------------------



CASH EQUIVALENTS (1.2%)
                                                       SHARES                VALUE(a)
MONEY MARKET
RiverSource Cash Management Fund                       220,905               $220,905
-------------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
(Cost: $220,905)                                                             $220,905
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $19,303,878)                                                       $18,956,657
=====================================================================================




NOTES TO INVESTMENTS IN AFFILIATED FUNDS


(a) Securities are valued by using policies described in Note 2 to the financial statements.



--------------------------------------------------------------------------------
       DISCIPLINED ASSET ALLOCATION(SM) PORTFOLIOS -- 2009 SEMIANNUAL REPORT  29

INVESTMENTS IN AFFILIATED FUNDS (continued) ----------------------------------- Disciplined Asset Allocation Portfolios - Aggressive


FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

SFAS 157 establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. When a valuation uses multiple inputs from varying levels of the hierarchy, the hierarchy level is determined based on the lowest level input or inputs that are significant to the fair value measurement in its entirety. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of June 30, 2009:

                                                                     FAIR VALUE AT JUNE 30, 2009
                                                      --------------------------------------------------------
                                                           LEVEL 1        LEVEL 2
                                                        QUOTED PRICES      OTHER        LEVEL 3
                                                          IN ACTIVE     SIGNIFICANT   SIGNIFICANT
                                                         MARKETS FOR     OBSERVABLE  UNOBSERVABLE
DESCRIPTION                                           IDENTICAL ASSETS     INPUTS       INPUTS        TOTAL
--------------------------------------------------------------------------------------------------------------
Investments in affiliated funds                          $18,956,657        $--           $--      $18,956,657





HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.


--------------------------------------------------------------------------------
30  DISCIPLINED ASSET ALLOCATION(SM) PORTFOLIOS -- 2009 SEMIANNUAL REPORT

STATEMENTS OF ASSETS AND LIABILITIES -------------------------------------------


                                               DISCIPLINED ASSET             DISCIPLINED ASSET             DISCIPLINED ASSET
                                           ALLOCATION PORTFOLIOS --      ALLOCATION PORTFOLIOS --      ALLOCATION PORTFOLIOS --
JUNE 30, 2009 (UNAUDITED)                        CONSERVATIVE             MODERATELY CONSERVATIVE              MODERATE
ASSETS
Investments in affiliated funds, at value
  (identified cost $31,171,494,
  $40,533,882 and $67,135,967,
  respectively)                                   $32,502,250                   $40,473,491                   $64,973,635
Capital shares receivable                             192,977                       423,957                       221,630
Dividends receivable                                   11,953                        12,284                        15,737
Receivable for affiliated investments
  sold                                                241,729                            --                            --
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                       32,948,909                    40,909,732                    65,211,002
-------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                412,442                        31,226                        49,152
Payable for affiliated investments
  purchased                                                --                       368,348                       148,029
Accrued distribution fees                               7,094                         8,386                        13,796
Accrued transfer agency fees                            1,702                         2,013                         3,311
Accrued administration services fees                      567                           671                         1,189
Other accrued expenses                                 33,146                        34,045                        26,324
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                     454,951                       444,689                       241,801
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding
  shares                                          $32,493,958                   $40,465,043                   $64,969,201
-------------------------------------------------------------------------------------------------------------------------------
Outstanding shares of beneficial interest           3,656,028                     4,831,784                     8,168,219
-------------------------------------------------------------------------------------------------------------------------------
Net asset value per share                         $      8.89                   $      8.37                   $      7.95
-------------------------------------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of these statements.


                                                                DISCIPLINED ASSET             DISCIPLINED ASSET
                                                            ALLOCATION PORTFOLIOS --      ALLOCATION PORTFOLIOS --
JUNE 30, 2009 (UNAUDITED)                                     MODERATELY AGGRESSIVE              AGGRESSIVE
ASSETS
Investments in affiliated funds, at value
  (identified cost $50,768,879 and $19,303,878,
    respectively)                                                  $48,903,696                   $18,956,657
Capital shares receivable                                              167,335                         7,237
Dividends receivable                                                     9,417                         2,738
Receivable for affiliated investments sold                                  --                        16,762
------------------------------------------------------------------------------------------------------------------
Total assets                                                        49,080,448                    18,983,394
------------------------------------------------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                                  36,952                        14,594
Payable for affiliated investments purchased                           105,941                            --
Accrued distribution fees                                               10,624                         4,008
Accrued transfer agency fees                                             2,550                           962
Accrued administration services fees                                       850                           321
Other accrued expenses                                                  30,518                        24,609
------------------------------------------------------------------------------------------------------------------
Total liabilities                                                      187,435                        44,494
------------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding shares                        $48,893,013                   $18,938,900
------------------------------------------------------------------------------------------------------------------
Outstanding shares of beneficial interest                            6,385,324                     2,567,376
------------------------------------------------------------------------------------------------------------------
Net asset value per share                                          $      7.66                   $      7.38
------------------------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
       DISCIPLINED ASSET ALLOCATION(SM) PORTFOLIOS -- 2009 SEMIANNUAL REPORT  31

STATEMENTS OF OPERATIONS -------------------------------------------------------


                                               DISCIPLINED ASSET             DISCIPLINED ASSET             DISCIPLINED ASSET
SIX MONTHS ENDED JUNE 30, 2009             ALLOCATION PORTFOLIOS --      ALLOCATION PORTFOLIOS --      ALLOCATION PORTFOLIOS --
(UNAUDITED)                                      CONSERVATIVE             MODERATELY CONSERVATIVE              MODERATE
INVESTMENT INCOME
Income:
Dividend distributions from underlying
  affiliated funds                                $   348,122                   $   327,076                   $   455,073
-------------------------------------------------------------------------------------------------------------------------------
Expenses:
Distribution fees                                      35,947                        37,128                        64,659
Transfer agency fees                                    8,627                         8,911                        15,518
Administrative services fees                            2,875                         2,970                         5,258
Custodian fees                                          1,475                         1,175                         1,450
Printing and postage                                    4,525                         5,125                         4,525
Professional fees                                       3,545                         3,545                         3,545
Other                                                   1,083                         1,137                         1,195
-------------------------------------------------------------------------------------------------------------------------------
Total expenses                                         58,077                        59,991                        96,150
-------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                       290,045                       267,085                       358,923
-------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on sales of
  underlying affiliated funds                      (1,331,815)                   (1,216,487)                   (3,826,700)
Net change in unrealized appreciation
  (depreciation) on affiliated
  investments                                       3,031,420                     3,059,786                     6,532,357
-------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                      1,699,605                     1,843,299                     2,705,657
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       $ 1,989,650                   $ 2,110,384                   $ 3,064,580
-------------------------------------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of these statements.


                                                                DISCIPLINED ASSET             DISCIPLINED ASSET
                                                            ALLOCATION PORTFOLIOS --      ALLOCATION PORTFOLIOS --
SIX MONTHS ENDED JUNE 30, 2009 (UNAUDITED)                    MODERATELY AGGRESSIVE              AGGRESSIVE
INVESTMENT INCOME
Income:
Dividend distributions from underlying affiliated funds            $   268,200                   $    78,493
------------------------------------------------------------------------------------------------------------------
Expenses:
Distribution fees                                                       47,296                        17,223
Transfer agency fees                                                    11,351                         4,134
Administrative services fees                                             3,783                         1,378
Custodian fees                                                           1,175                         4,450
Printing and postage                                                     4,525                         4,525
Professional fees                                                        3,545                         3,545
Other                                                                    1,181                         1,476
------------------------------------------------------------------------------------------------------------------
Total expenses                                                          72,856                        36,731
  Expenses waived/reimbursed by the Investment Manager and
    its affiliates                                                          --                        (8,485)
------------------------------------------------------------------------------------------------------------------
Total net expenses                                                      72,856                        28,246
------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                        195,344                        50,247
------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on sales of underlying affiliated
  funds                                                             (3,239,166)                   (1,168,065)
Net change in unrealized appreciation (depreciation) on
  affiliated investments                                             5,470,810                     2,053,029
------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                       2,231,644                       884,964
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                       $ 2,426,988                   $   935,211
------------------------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
32  DISCIPLINED ASSET ALLOCATION(SM) PORTFOLIOS -- 2009 SEMIANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------


                                               Disciplined Asset Allocation            Disciplined Asset Allocation
                                                       Portfolios --                           Portfolios --
                                                       Conservative                       Moderately Conservative
                                           SIX MONTHS ENDED      PERIOD ENDED      Six months ended      Period ended
                                             JUNE 30, 2009     DEC. 31, 2008(a)      June 30, 2009     Dec. 31, 2008(a)
                                              (Unaudited)                             (Unaudited)
OPERATIONS
Investment income (loss) -- net               $   290,045         $   405,020         $   267,085         $   413,957
Net realized gain (loss) on affiliated
  investments                                  (1,331,815)           (694,223)         (1,216,487)         (1,271,371)
Net change in unrealized appreciation
  (depreciation) on affiliated
  investments                                   3,031,420          (1,700,880)          3,059,786          (3,120,403)
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     1,989,650          (1,990,083)          2,110,384          (3,977,817)
-----------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS
Proceeds from sales                            16,677,643          30,989,340          18,419,097          33,510,884
Payments for redemptions                       (9,540,142)         (5,732,674)         (3,585,480)         (6,112,258)
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
  share transactions                            7,137,501          25,256,666          14,833,617          27,398,626
-----------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets         9,127,151          23,266,583          16,944,001          23,420,809
Net assets at beginning of period              23,366,807             100,224(b)       23,521,042             100,233(c)
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of period                   $32,493,958         $23,366,807         $40,465,043         $23,521,042
-----------------------------------------------------------------------------------------------------------------------



(a) For the period from May 1, 2008 (date the Funds became available) to Dec. 31, 2008.
(b) Initial capital of $100,000 was contributed on April 28, 2008. The Fund had an increase in net assets resulting from operations of $227, and a decrease in net assets resulting from payments for redemptions of $3 during the period from April 28, 2008 to May 1, 2008 (date the Fund became available).
(c) Initial capital of $100,000 was contributed on April 28, 2008. The Fund had an increase in net assets resulting from operations of $236, and a decrease in net assets resulting from payments for redemptions of $3 during the period from April 28, 2008 to May 1, 2008 (date the Fund became available).

The accompanying Notes to Financial Statements are an integral part of these statements.


                                               Disciplined Asset Allocation            Disciplined Asset Allocation
                                                       Portfolios --                           Portfolios --
                                                         Moderate                          Moderately Aggressive
                                           SIX MONTHS ENDED      PERIOD ENDED      Six months ended      Period ended
                                             JUNE 30, 2009     DEC. 31, 2008(a)      June 30, 2009     Dec. 31, 2008(a)
                                              (Unaudited)                             (Unaudited)
OPERATIONS
Investment income (loss) -- net               $   358,923         $   799,095         $   195,344         $   580,903
Net realized gain (loss) on affiliated
  investments                                  (3,826,700)           (706,458)         (3,239,166)           (720,236)
Net change in unrealized appreciation
  (depreciation) on affiliated
  investments                                   6,532,357          (8,694,912)          5,470,810          (7,336,211)
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     3,064,580          (8,602,275)          2,426,988          (7,475,544)
-----------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS
Proceeds from sales                            24,767,410          58,953,513          19,589,677          42,273,098
Payments for redemptions                       (8,543,018)         (4,771,238)         (4,433,372)         (3,588,056)
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
  share transactions                           16,224,392          54,182,275          15,156,305          38,685,042
-----------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets        19,288,972          45,580,000          17,583,293          31,209,498
Net assets at beginning of period              45,680,229             100,229(b)       31,309,720             100,222(c)
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of period                   $64,969,201         $45,680,229         $48,893,013         $31,309,720
-----------------------------------------------------------------------------------------------------------------------



(a) For the period from May 1, 2008 (date the Funds became available) to Dec. 31, 2008.
(b) Initial capital of $100,000 was contributed on April 28, 2008. The Fund had an increase in net assets resulting from operations of $232, and a decrease in net assets resulting from payments for redemptions of $3 during the period from April 28, 2008 to May 1, 2008 (date the Fund became available).
(c) Initial capital of $100,000 was contributed on April 28, 2008. The Fund had an increase in net assets resulting from operations of $225, and a decrease in net assets resulting from payments for redemptions of $3 during the period from April 28, 2008 to May 1, 2008 (date the Fund became available).

The accompanying Notes to Financial Statements are an integral part of these statements.



--------------------------------------------------------------------------------
       DISCIPLINED ASSET ALLOCATION(SM) PORTFOLIOS -- 2009 SEMIANNUAL REPORT  33

STATEMENTS OF CHANGES IN NET ASSETS (continued) --------------------------------


                                                                      Disciplined Asset Allocation
                                                                              Portfolios --
                                                                               Aggressive
                                                                  SIX MONTHS ENDED      PERIOD ENDED
                                                                    JUNE 30, 2009     DEC. 31, 2008(a)
                                                                     (Unaudited)
OPERATIONS
Investment income (loss) -- net                                      $    50,247         $   190,201
Net realized gain (loss) on affiliated investments                    (1,168,065)           (377,981)
Net change in unrealized appreciation (depreciation) on
  affiliated investments                                               2,053,029          (2,400,453)
------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations          935,211          (2,588,233)
------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS
Proceeds from sales                                                    7,876,923          15,481,561
Payments for redemptions                                              (1,165,660)         (1,701,108)
------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from share transactions              6,711,263          13,780,453
------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                7,646,474          11,192,220
Net assets at beginning of period                                     11,292,426             100,206(b)
------------------------------------------------------------------------------------------------------
Net assets at end of period                                          $18,938,900         $11,292,426
------------------------------------------------------------------------------------------------------



(a) For the period from May 1, 2008 (date the Fund became available) to Dec. 31, 2008.
(b) Initial capital of $100,000 was contributed on April 28, 2008. The Fund had an increase in net assets resulting from operations of $209, and a decrease in net assets resulting from payments for redemptions of $3 during the period from April 28, 2008 to May 1, 2008 (date the Fund became available).

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
34  DISCIPLINED ASSET ALLOCATION(SM) PORTFOLIOS -- 2009 SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS -----------------------------------------------------------
Disciplined Asset Allocation Portfolios - Conservative


PER SHARE INCOME AND CAPITAL CHANGES(a)


                                                     FISCAL PERIOD
                                                     ENDED DEC. 31,
                                                  2009(i)     2008(b)
Net asset value, beginning of period               $8.43       $10.02
---------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                         .08(c)       .14
Net gains (losses) (both realized and
 unrealized)                                         .38        (1.73)
---------------------------------------------------------------------
Total from investment operations                     .46        (1.59)
---------------------------------------------------------------------
Net asset value, end of period                     $8.89        $8.43
---------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)              $32          $23
---------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d)                            .40%(e)      .86%(e)
---------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f)                        .40%(e)      .41%(e)
---------------------------------------------------------------------
Net investment income (loss)                       2.02%(e)     5.27%(e)
---------------------------------------------------------------------
Portfolio turnover rate                              35%          48%
---------------------------------------------------------------------
Total return(g)                                    5.48%(h)   (15.93%)(h)
---------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from May 1, 2008 (date the Fund became available) to Dec. 31, 2008.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(g) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.
(h) Not annualized.
(i) Six months ended June 30, 2009 (Unaudited).

Disciplined Asset Allocation Portfolios - Moderately Conservative

PER SHARE INCOME AND CAPITAL CHANGES(a)


                                                     FISCAL PERIOD
                                                     ENDED JUNE 30,
                                                  2009(i)     2008(b)
Net asset value, beginning of period               $7.95       $10.02
---------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                         .07(c)       .14
Net gains (losses) (both realized and
 unrealized)                                         .35        (2.21)
---------------------------------------------------------------------
Total from investment operations                     .42        (2.07)
---------------------------------------------------------------------
Net asset value, end of period                     $8.37        $7.95
---------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)              $40          $24
---------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d)                            .40%(e)      .75%(e)
---------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f)                        .40%(e)      .41%(e)
---------------------------------------------------------------------
Net investment income (loss)                       1.80%(e)     4.31%(e)
---------------------------------------------------------------------
Portfolio turnover rate                              17%          51%
---------------------------------------------------------------------
Total return(g)                                    5.32%(h)   (20.67%)(h)
---------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from May 1, 2008 (date the Fund became available) to Dec. 31, 2008.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(g) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.
(h) Not annualized.
(i) Six months ended June 30, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
       DISCIPLINED ASSET ALLOCATION(SM) PORTFOLIOS -- 2009 SEMIANNUAL REPORT  35

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------


Disciplined Asset Allocation Portfolios - Moderate


PER SHARE INCOME AND CAPITAL CHANGES(a)


                                                     FISCAL PERIOD
                                                     ENDED DEC. 31,
                                                  2009(i)     2008(b)
Net asset value, beginning of period               $7.59       $10.02
---------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                         .05(c)       .13
Net gains (losses) (both realized and
 unrealized)                                         .31        (2.56)
---------------------------------------------------------------------
Total from investment operations                     .36        (2.43)
---------------------------------------------------------------------
Net asset value, end of period                     $7.95        $7.59
---------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)              $65          $46
---------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d)                            .37%(e)      .55%(e)
---------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f)                        .37%(e)      .41%(e)
---------------------------------------------------------------------
Net investment income (loss)                       1.39%(e)     4.33%(e)
---------------------------------------------------------------------
Portfolio turnover rate                              23%          24%
---------------------------------------------------------------------
Total return(g)                                    4.82%(h)   (24.29%)(h)
---------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from May 1, 2008 (date the Fund became available) to Dec. 31, 2008.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(g) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.
(h) Not annualized.
(i) Six months ended June 30, 2009 (Unaudited).

Disciplined Asset Allocation Portfolios - Moderately Aggressive

PER SHARE INCOME AND CAPITAL CHANGES(a)


                                                     FISCAL PERIOD
                                                     ENDED DEC. 31,
                                                  2009(i)     2008(b)
Net asset value, beginning of period               $7.34       $10.02
---------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                         .04(c)       .14
Net gains (losses) (both realized and
 unrealized)                                         .28        (2.82)
---------------------------------------------------------------------
Total from investment operations                     .32        (2.68)
---------------------------------------------------------------------
Net asset value, end of period                     $7.66        $7.34
---------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)              $49          $31
---------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d)                            .39%(e)      .61%(e)
---------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f)                        .39%(e)      .41%(e)
---------------------------------------------------------------------
Net investment income (loss)                       1.03%(e)     4.06%(e)
---------------------------------------------------------------------
Portfolio turnover rate                              24%          27%
---------------------------------------------------------------------
Total return(g)                                    4.32%(h)   (26.76%)(h)
---------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from May 1, 2008 (date the Fund became available) to Dec. 31, 2008.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(g) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.
(h) Not annualized.
(i) Six months ended June 30, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
36  DISCIPLINED ASSET ALLOCATION(SM) PORTFOLIOS -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


Disciplined Asset Allocation Portfolios - Aggressive


PER SHARE INCOME AND CAPITAL CHANGES(a)


                                                     FISCAL PERIOD
                                                     ENDED DEC. 31,
                                                  2009(i)     2008(b)
Net asset value, beginning of period               $7.07       $10.02
---------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                         .02(c)       .12
Net gains (losses) (both realized and
 unrealized)                                         .29        (3.07)
---------------------------------------------------------------------
Total from investment operations                     .31        (2.95)
---------------------------------------------------------------------
Net asset value, end of period                     $7.38        $7.07
---------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)              $19          $11
---------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d)                            .53%(e)     1.14%(e)
---------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f)                        .41%(e)      .41%(e)
---------------------------------------------------------------------
Net investment income (loss)                        .73%(e)     4.14%(e)
---------------------------------------------------------------------
Portfolio turnover rate                              24%          37%
---------------------------------------------------------------------
Total return(g)                                    4.34%(h)   (29.45%)(h)
---------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from May 1, 2008 (date the Fund became available) to Dec. 31, 2008.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(g) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.
(h) Not annualized.
(i) Six months ended June 30, 2009 (Unaudited).


The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
       DISCIPLINED ASSET ALLOCATION(SM) PORTFOLIOS -- 2009 SEMIANNUAL REPORT  37

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------
(UNAUDITED AS OF JUNE 30, 2009)

1. ORGANIZATION

Each Fund is series of RiverSource Variable Series Trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act) as a diversified, open-end management investment company. Each Fund has unlimited authorized shares of beneficial interest. Each Fund is a "fund-of-funds" and seeks to achieve its objective by investing in a combination of underlying affiliated funds* for which RiverSource Investments, LLC (RiverSource Investments) or an affiliate acts as investment manager or principal underwriter. RiverSource Investments is the Investment Manager for the Funds. For each Fund, on April 28, 2008, the Investment Manager purchased 10,000 shares of capital stock at $10 per share, which represented the initial capital in each Fund.

The primary objectives of each Fund are as follows:

Disciplined Asset Allocation Portfolios -- Conservative (Conservative) is designed for investors seeking a high level of total return that is consistent with a conservative level of risk. The Fund may be most appropriate for investors with a shorter term investment horizon.

Disciplined Asset Allocation Portfolios -- Moderately Conservative (Moderately Conservative) is designed for investors seeking a high level of total return that is consistent with a moderately conservative level of risk. The Fund may be most appropriate for investors with a short-to-intermediate term investment horizon.

Disciplined Asset Allocation Portfolios -- Moderate (Moderate) is designed for investors seeking a high level of total return that is consistent with a moderate level of risk. The Fund may be most appropriate for investors with an intermediate term investment horizon.

Disciplined Asset Allocation Portfolios -- Moderately Aggressive (Moderately Aggressive) is designed for investors seeking a high level of total return that is consistent with a moderately aggressive level of risk. The Fund may be most appropriate for investors with an intermediate-to-long term investment horizon.

Disciplined Asset Allocation Portfolios -- Aggressive (Aggressive) is designed for investors seeking a high level of total return that is consistent with an aggressive level of risk. The Fund may be most appropriate for investors with a longer term investment horizon.

You may not buy (nor will you own) shares of the Funds directly. Shares of the Funds are offered to RiverSource Life Insurance Company (RiverSource Life) and RiverSource Life Insurance Company of New York (RiverSource Life of NY) and their variable accounts or variable subaccounts (the subaccounts) to fund the benefits of their variable annuity and variable life insurance products. You invest by purchasing a variable annuity contract or life insurance policy and allocating your purchase payments to the subaccounts that invest in each Fund.

* For information on the goals, investment strategies and risks of the underlying funds please refer to Appendix A and B in the Funds' most recent prospectus.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES
Investments in the underlying funds are valued at their net asset value at the close of each business day.

GUARANTEES AND INDEMNIFICATIONS
Under each Fund's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to each Fund. In addition, certain of each Fund's contracts with its service providers contain general indemnification clauses. Each Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against each Fund cannot be determined and each Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES
Each Fund is treated as a partnership for federal income tax purposes, and does not expect to make regular distributions. The Funds will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of

--------------------------------------------------------------------------------
38  DISCIPLINED ASSET ALLOCATION(SM) PORTFOLIOS -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


each Fund are subject to tax on their distributive share of the Fund's income and losses. The components of each Fund's net assets are reported at the partner level for tax purposes, and therefore, are not presented in the Statements of Assets and Liabilities. For the six months ended June 30, 2009, there were no distributions.

Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all the tax returns filed for the last three years.

OTHER
Security transactions, normally shares of the underlying funds, are accounted for as of trade date. Income and capital gain distributions from the underlying funds, if any, are recorded on the ex-dividend date.

3. EXPENSES

MANAGEMENT FEES AND UNDERLYING FUND FEES
Each Fund does not pay the Investment Manager a direct management fee for managing its assets. In addition to the fees and expenses which each Fund bears directly, each Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds (also referred to as "acquired funds") in which a Fund invests. Each Fund also indirectly receives a pro rata share of earnings credits from overnight cash balances of the underlying funds which reduced the underlying funds transfer agency fees. Because the underlying funds have varied expense and fee levels and each Fund may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by each Fund will vary.

ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, each Fund pays Ameriprise Financial, Inc. (Ameriprise Financial), parent company of the Investment Manager, a fee for administration and accounting services equal to 0.02% of each Fund's average daily net assets.

COMPENSATION TO BOARD MEMBERS
Compensation to the Board of Trustees (the Board) members and certain other core expenses are paid directly by the underlying funds in which each Fund invests.

TRANSFER AGENCY FEES
The Funds have a Transfer Agency and Servicing agreement with RiverSource Service Corporation. The fee under this agreement is uniform for all Disciplined Asset Allocation Portfolios at an annual rate equal to 0.06% of each Fund's average daily net assets.

DISTRIBUTION FEES
The Funds have an agreement with RiverSource Fund Distributors, Inc. (the Distributor) for distribution services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, each Fund pays the Distributor a fee at an annual rate of up to 0.25% of each Fund's average daily net assets.

EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES
For the six months ended June 30, 2009, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds) were 0.41% for Aggressive.

The Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until April 30, 2010, unless sooner terminated at the discretion of the Board, such that net expenses (excluding fees and expenses of underlying funds), will not exceed 0.41% of each Fund's average daily net assets.

4. SECURITIES TRANSACTIONS

For the six months ended June 30, 2009, cost of purchases and proceeds from sales of investments in underlying affiliated funds aggregated for each Fund are as follows:

FUND                                                                 PURCHASES     PROCEEDS
--------------------------------------------------------------------------------------------
Conservative                                                        $17,463,080  $10,029,771
Moderately Conservative                                              20,181,976    5,052,869
Moderate                                                             29,182,227   11,959,020
Moderately Aggressive                                                24,757,754    9,217,230
Aggressive                                                           10,146,440    3,325,882




--------------------------------------------------------------------------------
       DISCIPLINED ASSET ALLOCATION(SM) PORTFOLIOS -- 2009 SEMIANNUAL REPORT  39

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


Realized gains and losses are determined on an identified cost basis.

5. SHARE TRANSACTIONS

Transactions in shares for each Fund for the periods indicated are as follows:

                                                                SIX MONTHS ENDED JUNE 30, 2009
                                                                                         NET
FUND                                                         SOLD     REDEEMED   INCREASE (DECREASE)
----------------------------------------------------------------------------------------------------
Conservative                                              2,006,581  (1,123,881)        882,700
Moderately Conservative                                   2,332,965    (459,117)      1,873,848
Moderate                                                  3,321,577  (1,173,728)      2,147,849
Moderately Aggressive                                     2,753,863    (633,888)      2,119,975
Aggressive                                                1,140,492    (170,239)        970,253
----------------------------------------------------------------------------------------------------



                                                                  PERIOD ENDED DEC. 31, 2008*
                                                                                        NET
FUND                                                          SOLD    REDEEMED  INCREASE (DECREASE)
---------------------------------------------------------------------------------------------------
Conservative                                               3,435,775  (672,447)      2,763,328
Moderately Conservative                                    3,700,841  (752,905)      2,947,936
Moderate                                                   6,595,046  (584,676)      6,010,370
Moderately Aggressive                                      4,697,200  (441,851)      4,255,349
Aggressive                                                 1,803,237  (216,114)      1,587,123
---------------------------------------------------------------------------------------------------


*   For the period from May 1, 2008 to Dec. 31, 2008.

6. INVESTMENTS IN UNDERLYING AFFILIATED FUNDS

The Funds do not invest in the underlying funds for the purpose of exercising management or control. At June 30, 2009, no Fund held more than 5% of the outstanding shares in any of the underlying funds in which each Fund was invested.

7. SUBSEQUENT EVENTS

Management has evaluated Fund related events and transactions that occurred during the period from the date of the Statements of Assets and Liabilities through Aug. 20, 2009, the date of issuance of each Fund's financial statements. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in each Fund's financial statements.

8. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court, asking the U.S. Supreme Court to stay the District Court proceedings while the U.S. Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a

--------------------------------------------------------------------------------
40  DISCIPLINED ASSET ALLOCATION(SM) PORTFOLIOS -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

On November 7, 2008, RiverSource Investments, LLC, a subsidiary of Ameriprise Financial, Inc., acquired J. & W. Seligman & Co. Incorporated (Seligman). In late 2003, Seligman conducted an extensive internal review concerning mutual fund trading practices. Seligman's review, which covered the period 2001-2003, noted one arrangement that permitted frequent trading in certain open-end registered investment companies managed by Seligman (the Seligman Funds); this arrangement was in the process of being closed down by Seligman before September 2003. Seligman identified three other arrangements that permitted frequent trading, all of which had been terminated by September 2002. In January 2004, Seligman, on a voluntary basis, publicly disclosed these four arrangements to its clients and to shareholders of the Seligman Funds. Seligman also provided information concerning mutual fund trading practices to the SEC and the Office of the Attorney General of the State of New York (NYAG).

In September 2006, the NYAG commenced a civil action in New York State Supreme Court against Seligman, Seligman Advisors, Inc. (now known as RiverSource Fund Distributors, Inc.), Seligman Data Corp. and Brian T. Zino (collectively, the Seligman Parties), alleging, in substance, that the Seligman Parties permitted various persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies then managed by Seligman was and had been misleading. The NYAG included other related claims and also claimed that the fees charged by Seligman to the Seligman Funds were excessive. On March 13, 2009, without admitting or denying any violations of law or wrongdoing, the Seligman Parties entered into a stipulation of settlement with the NYAG and settled the claims made by the NYAG. Under the terms of the settlement, Seligman paid $11.3 million to four Seligman Funds. This settlement resolved all outstanding matters between the Seligman Parties and the NYAG. In addition to the foregoing matter, the New York staff of the SEC indicated in September 2005 that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and Seligman Advisors, Inc. relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds. There have been no further developments with the SEC on this matter.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


--------------------------------------------------------------------------------
       DISCIPLINED ASSET ALLOCATION(SM) PORTFOLIOS -- 2009 SEMIANNUAL REPORT  41

APPROVAL OF INVESTMENT MANAGEMENT SERVICES

AGREEMENT ----------------------------------------------------------------------


RiverSource Investments, LLC ("RiverSource Investments" or the "investment manager"), a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"), serves as the investment manager to Disciplined Asset Allocation Portfolios -- Conservative ("Conservative"), Disciplined Asset Allocation Portfolios -- Moderately Conservative ("Moderately Conservative"), Disciplined Asset Allocation Portfolios -- Moderate ("Moderate"), Disciplined Asset Allocation Portfolios -- Moderately Aggressive ("Moderately Aggressive") and Disciplined Asset Allocation Portfolios -- Aggressive ("Aggressive") (each, a "Fund" and collectively, the "Funds"). Under an investment management services agreement with respect to each Fund (each, an "IMS Agreement"), RiverSource Investments provides investment advice and other services to each of the Funds and all funds in the RiverSource Family of Funds (collectively, the "Funds").

On an annual basis, the Fund's Board of Trustees (the "Board"), including the independent Board members (the "Independent Directors"), considers renewal of the IMS Agreement. RiverSource Investments prepared detailed reports for the Board and its Contracts Committee in November 2008, including reports based on data provided by independent organizations to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) reviews information prepared by RiverSource Investments addressing the services RiverSource Investments provides and each Fund's performance. The Board accords particular weight to the work, deliberations and conclusions of the Contracts, Investment Review and Compliance Committees in determining whether to continue each IMS Agreement. At the April 7-8, 2009 in-person Board meeting, independent legal counsel to the Independent Directors reviewed with the Independent Directors various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Directors, approved renewal of each IMS Agreement.

Nature, Extent and Quality of Services Provided by RiverSource Investments: The Board analyzed various reports and presentations it had received detailing the services performed by RiverSource Investments, as well as its expertise, resources and capabilities. The Board specifically considered many developments during the past year concerning the services provided by RiverSource Investments, including, in particular, the continued investment in, and resources dedicated to, the Funds' operations, most notably, the large investment made in the acquisition of J. & W. Seligman & Co. Incorporated, including its portfolio management operations, personnel and infrastructure (including the addition of two new offices in New York City and Palo Alto). Further, in connection with the Board's evaluation of the overall package of services provided by RiverSource Investments, the Board considered the quality of the administrative and transfer agency services provided by RiverSource Investments' affiliates to the Funds. The Board also reviewed the financial condition of RiverSource Investments (and its affiliates) and each entity's ability to carry out its responsibilities under the IMS Agreement. Further, the Board considered RiverSource Investments' ability to retain key personnel and its expectations in this regard. The Board also discussed the acceptability of the terms of each IMS Agreement (including the relatively broad scope of services required to be performed by RiverSource Investments). The Board concluded that the services being performed under each IMS Agreement were of a reasonably high quality, particularly in light of recent market conditions.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that RiverSource Investments and its affiliates were in a position to continue to provide a high quality and level of services to the Funds.

Investment Performance: For purposes of evaluating the nature, extent and quality of services provided under each IMS Agreement, the Board carefully reviewed the investment performance of each of the Funds. In this regard, the Board considered: (i) detailed reports containing data prepared by an independent organization showing, for various periods, the performance of the each of the Funds, the performance of a benchmark index, the percentage ranking of each Fund among its comparison group and the net assets of each Fund; and
(ii) a report detailing each Fund's performance over various periods, and recent Fund inflows (and outflows). The Board observed that: (i) for Conservative, Moderately Conservative and Moderately Aggressive, the investment performance met expectations (in light of the challenging market environment), and (ii) for Moderate and Aggressive, the investment performance reflected the interrelationship of exceptionally challenging market conditions with the investment strategies employed by the portfolio management team.

Comparative Fees, Costs of Services Provided and the Profits Realized By RiverSource Investments and its Affiliates from their relationships with the
Funds: The Board reviewed comparative fees and the costs of services to be provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (prepared by an independent organization) showing a comparison of each Fund's

--------------------------------------------------------------------------------
42  DISCIPLINED ASSET ALLOCATION(SM) PORTFOLIOS -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



expenses with median expenses paid by funds in its peer group, as well as data showing each Fund's contribution to RiverSource Investments' profitability. The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Funds' family, while assuring that the overall fees for the Funds are generally in line with the "pricing philosophy" (i.e., that the total expense ratio of each of the Funds, with few exceptions, is at or below the median expense ratio of funds in the same comparison group). The Board noted the rationale for according weight to each Fund's direct expenses, as opposed to its total expense ratios (i.e., direct expenses plus the expenses incurred by the underlying Funds in which each Fund invests). In this regard, the Board noted that each Fund's direct expenses approximated the median direct expenses of each Fund's peer group and that its direct expenses do not include any investment management service fees.

The Board also considered the expected profitability of RiverSource Investments and its affiliates in connection with RiverSource Investments providing investment management services to each of the Funds. In this regard, the Board referred to a detailed profitability report, discussing the profitability to RiverSource Investments and Ameriprise Financial from managing and operating each of the Funds, including data showing comparative profitability since Funds' inception. The Board also considered the services acquired by the investment manager through the use of commission dollars paid by the Funds on portfolio transactions. The Board noted that the fees paid by the Funds should permit the investment manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized: Given that the do not pay any investment management services fees, the Board determined not to accord weight to the lack of any material economies of scale associated with the growth of each of the Funds.

Based on the foregoing, the Board, including all of the Independent Directors, concluded that the fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 8, 2009, the Board, including all of the Independent Directors, approved the renewal of the IMS Agreement for each Fund for an additional annual period.

PROXY VOTING -------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling the RiverSource Family of Funds at 1(800) 221-2450; contacting your financial intermediary; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.


--------------------------------------------------------------------------------
       DISCIPLINED ASSET ALLOCATION(SM) PORTFOLIOS -- 2009 SEMIANNUAL REPORT  43

RIVERSOURCE DISCIPLINED ASSET ALLOCATION(SM) PORTFOLIOS
734 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474

This report must be accompanied or preceded by the Fund's
current prospectus. Disciplined Asset Allocation(SM)
Portfolios are distributed by RiverSource Fund Distributors,
Inc., Member FINRA, and managed by RiverSource Investments,
LLC. Insurance and Annuities are issued by RiverSource Life
Insurance Company. These companies are part of Ameriprise
Financial, Inc.
(C)2009 RiverSource Investments, LLC.                           S-6522 AE (8/09)

Semiannual Report

                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE
VARIABLE PORTFOLIO -- CORE EQUITY FUND

SEMIANNUAL REPORT FOR
THE PERIOD ENDED
JUNE 30, 2009


RIVERSOURCE VARIABLE PORTFOLIO -- CORE EQUITY FUND
SEEKS TO PROVIDE SHAREHOLDERS WITH LONG-TERM GROWTH
OF CAPITAL.

THIS FUND IS CLOSED TO NEW INVESTORS.
Please remember that you may not buy (nor will you own) shares of the Fund directly. You invest by owning RiverSource Variable Annuity Fund A or RiverSource Variable Annuity Fund B and allocating your purchase payments to the variable account that invests in the Fund. Refer to your variable annuity contract prospectus for information regarding the investment options available to you.

TABLE OF CONTENTS --------------------------------------------------------------


Your Fund at a Glance..............    3

Fund Expenses Example..............    7

Portfolio of Investments...........    9

Statement of Assets and
  Liabilities......................   18

Statement of Operations............   19

Statements of Changes in Net
  Assets...........................   20

Financial Highlights...............   21

Notes to Financial Statements......   23

Approval of Investment Management
  Services Agreement...............   36

Proxy Voting.......................   39




--------------------------------------------------------------------------------
2  RIVERSOURCE VARIABLE PORTFOLIO -- CORE EQUITY FUND -- 2009 SEMIANNUAL REPORT

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource Variable Portfolio (VP) -- Core Equity Fund (the Fund) advanced
  0.65% for the six months ended June 30, 2009.

> The Fund underperformed its benchmark, the Standard & Poor's 500 Index (S&P
  500 Index), which increased 3.16% and its previous benchmark, the Russell 1000 Index, which returned 4.32% during the same period.

> The Fund also underperformed its peer group, as represented by the Lipper
  Large-Cap Core Funds Index, which rose 5.35% during the same period.

ANNUALIZED TOTAL RETURNS (for period ended June 30, 2009)
--------------------------------------------------------------------------------


                                                                SINCE
                                                              INCEPTION
                                 6 MONTHS*   1 YEAR  3 YEARS   9/10/04
-----------------------------------------------------------------------
RiverSource VP -- Core Equity
  Fund                             +0.65%   -31.57%  -11.58%    -4.51%
-----------------------------------------------------------------------
S&P 500 Index(1) (unmanaged)       +3.16%   -26.21%   -8.22%    -2.10%
-----------------------------------------------------------------------
Russell 1000(R) Index(2)
  (unmanaged)                      +4.32%   -26.69%   -8.20%    -1.68%
-----------------------------------------------------------------------
Lipper Large-Cap Core Funds
  Index(3)                         +5.35%   -25.69%   -7.77%    -1.86%
-----------------------------------------------------------------------



* Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's return would be lower. The total returns shown do not reflect expenses that apply to the variable account or annuity contract. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary.

The indices do not reflect the effects of expenses (excluding Lipper). It is not possible to invest directly in an index.

(1) The Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index), an unmanaged index of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices.(*)
(2) The Russell 1000(R) Index, an unmanaged index, measures the performance of the 1,000 largest companies in the Russell 3000(R) Index, which represents approximately 90% of the total market

--------------------------------------------------------------------------------
 RIVERSOURCE VARIABLE PORTFOLIO -- CORE EQUITY FUND -- 2009 SEMIANNUAL REPORT  3

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

    capitalization of the Russell 3000 Index. The index reflects reinvestment of all distributions and changes in market prices.(*)
(3) The Lipper Large-Cap Core Funds Index includes the 30 largest large-cap core funds tracked by Lipper Inc. The index's returns include net reinvested dividends.
* On Nov. 1, 2008, the S&P 500 Index replaced the Russell 1000 Index as the Fund's primary benchmark. The investment manager made this recommendation to the Fund's Board because the new index more closely aligns to the Fund's investment strategy. Information on both indexes will be included for a one-year transition period. In the future, however, only the S&P 500 Index will be included.


--------------------------------------------------------------------------------
4  RIVERSOURCE VARIABLE PORTFOLIO -- CORE EQUITY FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

STYLE MATRIX
--------------------------------------------------------------------------------



         STYLE
VALUE    BLEND   GROWTH
           X              LARGE
                          MEDIUM   SIZE
                          SMALL



Shading within the style matrix approximates areas in which the Fund is designed to generally invest.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and may serve as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

SECTOR BREAKDOWN(1) (at June 30, 2009; % of portfolio assets)
---------------------------------------------------------------------

Consumer Discretionary                     12.5%
------------------------------------------------
Consumer Staples                           12.6%
------------------------------------------------
Energy                                     12.9%
------------------------------------------------
Financials                                 17.4%
------------------------------------------------
Health Care                                19.1%
------------------------------------------------
Industrials                                 5.7%
------------------------------------------------
Information Technology                     12.2%
------------------------------------------------
Materials                                   2.5%
------------------------------------------------
Telecommunication Services                  2.1%
------------------------------------------------
Utilities                                   2.6%
------------------------------------------------
Other(2)                                    0.4%
------------------------------------------------


(1) Sectors can be comprised of several industries. Please refer to the section entitled "Portfolio of Investments" for a complete listing. No single industry exceeds 25% of portfolio assets.

    Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan) as of June 30, 2009. The Fund's composition is subject to change.

(2) Cash & Cash Equivalents.

The sectors identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.


--------------------------------------------------------------------------------
 RIVERSOURCE VARIABLE PORTFOLIO -- CORE EQUITY FUND -- 2009 SEMIANNUAL REPORT  5

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

TOP TEN HOLDINGS (at June 30, 2009; % of portfolio assets)
---------------------------------------------------------------------

Chevron                                     5.2%
------------------------------------------------
Pfizer                                      4.3%
------------------------------------------------
Johnson & Johnson                           3.6%
------------------------------------------------
Procter & Gamble                            3.4%
------------------------------------------------
McDonald's                                  3.3%
------------------------------------------------
Bank of America                             2.4%
------------------------------------------------
Wal-Mart Stores                             2.4%
------------------------------------------------
IBM                                         2.3%
------------------------------------------------
Amgen                                       2.2%
------------------------------------------------
Home Depot                                  2.1%
------------------------------------------------


Excludes cash & cash equivalents.

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security

--------------------------------------------------------------------------------
6  RIVERSOURCE VARIABLE PORTFOLIO -- CORE EQUITY FUND -- 2009 SEMIANNUAL REPORT

FUND EXPENSES EXAMPLE ----------------------------------------------------------
(UNAUDITED)

You may not buy (nor will you own) shares of the Fund directly. You invest by owning RiverSource Variable Annuity Fund A or RiverSource Variable Annuity Fund B and allocating your purchase payments to the variable account that invests in the Fund. The variable account's purchase price will be the next NAV calculated after the request is received in good order by the Fund or by the authorized insurance company.

As a contract owner investing in the Fund, you incur ongoing costs, which may include management fees and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds that underlie various annuity contracts. In addition to the ongoing expense which the Fund bears directly, the Fund's shareholders indirectly bear the ongoing expense of any funds in which the Fund invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the ongoing expenses charged by acquired funds using the expense ratio of each of the acquired funds as of the acquired fund's most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended June 30, 2009.

ACTUAL EXPENSES
The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other similar funds.


--------------------------------------------------------------------------------
 RIVERSOURCE VARIABLE PORTFOLIO -- CORE EQUITY FUND -- 2009 SEMIANNUAL REPORT  7

FUND EXPENSES EXAMPLE (continued) ----------------------------------------------

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect expenses that apply to the variable account or the contract. Therefore, the second line of the table is useful in comparing ongoing costs of the Fund only, and will not help you determine the relative total costs of owning different funds underlying various annuity contracts. In addition, if the expenses that apply to the variable account or the contract were included, your costs would have been higher.

                                  BEGINNING        ENDING        EXPENSES
                                ACCOUNT VALUE  ACCOUNT VALUE   PAID DURING     ANNUALIZED
                                 JAN. 1, 2009  JUNE 30, 2009  THE PERIOD(a)  EXPENSE RATIO
------------------------------------------------------------------------------------------
Actual(b)                           $1,000       $1,006.50        $1.99           .40%
------------------------------------------------------------------------------------------
Hypothetical
(5% return before expenses)         $1,000       $1,022.81        $2.01           .40%
------------------------------------------------------------------------------------------


(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(b) Based on the actual return of +0.65% for the six months ended June 30, 2009.


--------------------------------------------------------------------------------
8  RIVERSOURCE VARIABLE PORTFOLIO -- CORE EQUITY FUND -- 2009 SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

JUNE 30, 2009 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


COMMON STOCKS (99.5%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (1.5%)
Boeing                                                   13,229(e)           $562,233
General Dynamics                                         19,812(e)          1,097,387
Northrop Grumman                                          6,058               276,729
Rockwell Collins                                          2,349                98,024
United Technologies                                       6,970               362,161
                                                                      ---------------
Total                                                                       2,396,534
-------------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS (0.5%)
CH Robinson Worldwide                                     4,042               210,790
FedEx                                                    12,003               667,607
                                                                      ---------------
Total                                                                         878,397
-------------------------------------------------------------------------------------

AUTO COMPONENTS (0.1%)
Goodyear Tire & Rubber                                      166(b)              1,869
Johnson Controls                                          7,405(e)            160,837
                                                                      ---------------
Total                                                                         162,706
-------------------------------------------------------------------------------------

AUTOMOBILES (0.2%)
Ford Motor                                               17,637(b)            107,057
Harley-Davidson                                          10,726(e)            173,868
                                                                      ---------------
Total                                                                         280,925
-------------------------------------------------------------------------------------

BEVERAGES (3.3%)
Brown-Forman Cl B                                           611                26,261
Coca-Cola                                                48,324             2,319,069
Coca-Cola Enterprises                                    10,598               176,457
PepsiCo                                                  50,404             2,770,203
                                                                      ---------------
Total                                                                       5,291,990
-------------------------------------------------------------------------------------

BIOTECHNOLOGY (3.2%)
Amgen                                                    75,834(b)          4,014,652
Biogen Idec                                               4,323(b)            195,183
Cephalon                                                  6,170(b)            349,531
Gilead Sciences                                          13,558(b,d)          635,057
                                                                      ---------------
Total                                                                       5,194,423
-------------------------------------------------------------------------------------

BUILDING PRODUCTS (--%)
Masco                                                     1,416(e)             13,565
-------------------------------------------------------------------------------------

CAPITAL MARKETS (3.2%)
Bank of New York Mellon                                  21,273               623,512
Charles Schwab                                           32,821               575,680
Goldman Sachs Group                                       9,387(e)          1,384,019
Morgan Stanley                                           71,162             2,028,829
State Street                                             12,867               607,322
                                                                      ---------------
Total                                                                       5,219,362
-------------------------------------------------------------------------------------

CHEMICALS (1.0%)
CF Inds Holdings                                          1,489               110,394
Dow Chemical                                             60,936               983,507
EI du Pont de Nemours & Co                               11,134               285,253
PPG Inds                                                  5,431               238,421
                                                                      ---------------
Total                                                                       1,617,575
-------------------------------------------------------------------------------------

COMMERCIAL BANKS (2.3%)
BB&T                                                     20,581(e)            452,370
Comerica                                                  1,752(e)             37,055
Fifth Third Bancorp                                      10,201                72,427
First Horizon Natl                                       20,415               244,980
KeyCorp                                                  24,393               127,819
Marshall & Ilsley                                        14,426                69,245
PNC Financial Services Group                             31,247             1,212,696
SunTrust Banks                                           10,679(e)            175,670
Wells Fargo & Co                                         55,108             1,336,920
                                                                      ---------------
Total                                                                       3,729,182
-------------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.3%)
Avery Dennison                                            3,406                87,466
Republic Services                                        11,319               276,297
RR Donnelley & Sons                                      11,221               130,388
                                                                      ---------------
Total                                                                         494,151
-------------------------------------------------------------------------------------



                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
 RIVERSOURCE VARIABLE PORTFOLIO -- CORE EQUITY FUND -- 2009 SEMIANNUAL REPORT  9

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

COMMUNICATIONS EQUIPMENT (1.8%)
Cisco Systems                                            52,295(b)           $974,779
Corning                                                  56,581               908,691
Motorola                                                  9,426                62,494
QUALCOMM                                                 23,122             1,045,114
                                                                      ---------------
Total                                                                       2,991,078
-------------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (3.8%)
Dell                                                     60,473(b)            830,294
Hewlett-Packard                                          23,858               922,112
IBM                                                      40,305             4,208,648
Lexmark Intl Cl A                                        12,753(b)            202,135
                                                                      ---------------
Total                                                                       6,163,189
-------------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.2%)
Fluor                                                     6,440               330,308
-------------------------------------------------------------------------------------

CONSUMER FINANCE (0.6%)
American Express                                         15,629               363,218
Capital One Financial                                    21,028               460,092
SLM                                                      17,513(b,e)          179,859
                                                                      ---------------
Total                                                                       1,003,169
-------------------------------------------------------------------------------------

DISTRIBUTORS (0.2%)
Genuine Parts                                             7,487               251,264
-------------------------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (0.5%)
Apollo Group Cl A                                         8,276(b)            588,589
H&R Block                                                10,470               180,398
                                                                      ---------------
Total                                                                         768,987
-------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (5.6%)
Bank of America                                         328,180             4,331,975
CIT Group                                                31,105(e)             66,876
Citigroup                                               463,501(e)          1,376,598
JPMorgan Chase & Co                                      94,793             3,233,389
KKR Financial Holdings LLC                               39,764                36,981
                                                                      ---------------
Total                                                                       9,045,819
-------------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (1.8%)
CenturyTel                                                3,173(e)             97,411
Embarq                                                    3,708               155,958
Frontier Communications                                   9,468                67,602
Verizon Communications                                   83,456             2,564,603
                                                                      ---------------
Total                                                                       2,885,574
-------------------------------------------------------------------------------------

ELECTRIC UTILITIES (1.2%)
Northeast Utilities                                       7,815               174,353
Progress Energy                                          12,508               473,178
Southern                                                 42,912             1,337,137
                                                                      ---------------
Total                                                                       1,984,668
-------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.2%)
Emerson Electric                                         12,045               390,258
-------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (0.3%)
FLIR Systems                                                297(b,e)            6,700
Jabil Circuit                                             1,122                 8,325
Tyco Electronics                                         23,530(c)            437,423
                                                                      ---------------
Total                                                                         452,448
-------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (1.5%)
Baker Hughes                                             11,313               412,246
BJ Services                                               2,335                31,826
Diamond Offshore Drilling                                 2,447(e)            203,223
ENSCO Intl                                                9,274(e)            323,384
Halliburton                                              30,811(e)            637,788
Nabors Inds                                               1,021(b,c)           15,907
Natl Oilwell Varco                                       14,583(b)            476,281
Noble                                                     3,456               104,544
Rowan Companies                                           5,030                97,180
Smith Intl                                                3,208                82,606
Weatherford Intl                                          3,668(b,c)           71,746
                                                                      ---------------
Total                                                                       2,456,731
-------------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (3.1%)
SUPERVALU                                                 5,895                76,340
SYSCO                                                     8,030               180,514
Walgreen                                                 17,068               501,799
Wal-Mart Stores                                          89,166             4,319,202
                                                                      ---------------
Total                                                                       5,077,855
-------------------------------------------------------------------------------------



See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
10  RIVERSOURCE VARIABLE PORTFOLIO -- CORE EQUITY FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

FOOD PRODUCTS (1.1%)
Archer-Daniels-Midland                                   15,159              $405,806
Dean Foods                                                5,017(b,e)           96,276
General Mills                                            14,866               832,794
JM Smucker                                                2,909               141,552
Kellogg                                                   1,335                62,171
Sara Lee                                                 18,913               184,591
                                                                      ---------------
Total                                                                       1,723,190
-------------------------------------------------------------------------------------

GAS UTILITIES (0.1%)
Nicor                                                     2,333(e)             80,768
Questar                                                   5,139               159,618
                                                                      ---------------
Total                                                                         240,386
-------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (0.4%)
Becton Dickinson & Co                                     6,621(e)            472,143
St. Jude Medical                                          2,278(b)             93,626
                                                                      ---------------
Total                                                                         565,769
-------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (2.3%)
Cardinal Health                                           9,003               275,042
CIGNA                                                    23,924               576,329
Coventry Health Care                                      1,155(b)             21,610
DaVita                                                    3,044(b)            150,556
McKesson                                                  8,045               353,980
Quest Diagnostics                                        13,803               778,903
UnitedHealth Group                                       65,640             1,639,688
                                                                      ---------------
Total                                                                       3,796,108
-------------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (3.8%)
Intl Game Technology                                      6,079                96,656
McDonald's                                              103,642             5,958,379
Wyndham Worldwide                                        11,866               143,816
                                                                      ---------------
Total                                                                       6,198,851
-------------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.5%)
Black & Decker                                            2,771                79,417
Centex                                                    9,417                79,668
DR Horton                                                 1,806                16,904
Harman Intl Inds                                          5,427(e)            102,028
KB Home                                                   3,813(e)             52,162
Leggett & Platt                                           6,498                98,965
Lennar Cl A                                               9,449                91,561
Newell Rubbermaid                                         2,855                29,721
Pulte Homes                                               6,975(e)             61,589
Stanley Works                                               613                20,744
Whirlpool                                                 2,490(e)            105,973
                                                                      ---------------
Total                                                                         738,732
-------------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (4.8%)
Clorox                                                    8,604               480,361
Colgate-Palmolive                                        14,975             1,059,332
Procter & Gamble                                        122,726             6,271,298
                                                                      ---------------
Total                                                                       7,810,991
-------------------------------------------------------------------------------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.1%)
Constellation Energy Group                                6,960               184,997
-------------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (1.6%)
General Electric                                        191,935             2,249,479
Textron                                                   6,553                63,302
Tyco Intl                                                12,277(c)            318,956
                                                                      ---------------
Total                                                                       2,631,737
-------------------------------------------------------------------------------------

INSURANCE (5.4%)
AFLAC                                                    15,861(e)            493,118
Allstate                                                 94,723             2,311,241
Aon                                                      16,598(e)            628,566
Chubb                                                     9,436               376,308
Lincoln Natl                                             12,748(e)            219,393
Marsh & McLennan Companies                                9,322               187,652
MetLife                                                  41,111             1,233,741
Principal Financial Group                                15,445               290,984
Progressive                                              47,461(b)            717,136
Prudential Financial                                     13,158               489,741
Travelers Companies                                      44,901             1,842,737
                                                                      ---------------
Total                                                                       8,790,617
-------------------------------------------------------------------------------------



                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
RIVERSOURCE VARIABLE PORTFOLIO -- CORE EQUITY FUND -- 2009 SEMIANNUAL REPORT  11

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

IT SERVICES (1.2%)
Affiliated Computer Services Cl A                         3,924(b)           $174,304
Automatic Data Processing                                18,512(e)            656,065
Computer Sciences                                         5,375(b)            238,113
Convergys                                                   961(b)              8,918
MasterCard Cl A                                           2,258               377,786
Paychex                                                   8,320(e)            209,664
Total System Services                                     1,524                20,406
Western Union                                            18,123               297,217
                                                                      ---------------
Total                                                                       1,982,473
-------------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (0.2%)
Eastman Kodak                                            18,095                53,561
Hasbro                                                    1,880                45,571
Mattel                                                   17,862               286,686
                                                                      ---------------
Total                                                                         385,818
-------------------------------------------------------------------------------------

MACHINERY (0.9%)
Cummins                                                   7,037               247,773
Eaton                                                     3,202(e)            142,841
Illinois Tool Works                                      11,431               426,834
Ingersoll-Rand                                           22,347(c)            467,052
Manitowoc                                                18,959(e)             99,724
                                                                      ---------------
Total                                                                       1,384,224
-------------------------------------------------------------------------------------

MEDIA (0.8%)
CBS Cl B                                                 17,920               124,006
DIRECTV Group                                            15,580(b,e)          384,982
Gannett                                                   5,820                20,777
Meredith                                                    222                 5,672
New York Times Cl A                                      18,784(e)            103,500
News Corp Cl A                                           47,176               429,773
Viacom Cl B                                              12,181(b)            276,509
WorldSpace Cl A                                          16,896(b)                 83
                                                                      ---------------
Total                                                                       1,345,302
-------------------------------------------------------------------------------------

METALS & MINING (1.5%)
AK Steel Holding                                          1,032                19,804
Alcoa                                                    32,605(e)            336,810
Allegheny Technologies                                    5,039               176,012
Freeport-McMoRan Copper & Gold                           13,001(e)            651,481
Newmont Mining                                            7,114               290,749
Nucor                                                    12,524               556,441
Timminco                                                 35,775(b,c,e)         37,836
United States Steel                                       7,934(e)            283,561
                                                                      ---------------
Total                                                                       2,352,694
-------------------------------------------------------------------------------------

MULTILINE RETAIL (0.7%)
Big Lots                                                  4,973(b)            104,582
Family Dollar Stores                                     11,179(e)            316,366
JC Penney                                                 1,979                56,817
Kohl's                                                   12,023(b)            513,983
Macy's                                                    5,752                67,644
Nordstrom                                                   310                 6,166
                                                                      ---------------
Total                                                                       1,065,558
-------------------------------------------------------------------------------------

MULTI-UTILITIES (1.1%)
Consolidated Edison                                      12,429(e)            465,093
PG&E                                                     28,319             1,088,582
Xcel Energy                                              13,568               249,787
                                                                      ---------------
Total                                                                       1,803,462
-------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (11.4%)
Apache                                                   13,050               941,558
Chevron                                                 144,250(e)          9,556,562
ConocoPhillips                                           34,966             1,470,670
Hess                                                      9,364               503,315
Marathon Oil                                             31,446               947,468
Massey Energy                                             6,518               127,362
Murphy Oil                                                8,920               484,534
Noble Energy                                              4,332               255,458
Occidental Petroleum                                     45,717             3,008,635
Peabody Energy                                            5,344               161,175
Pioneer Natural Resources                                 1,517                38,684
Sunoco                                                    4,513               104,702
Tesoro                                                    4,484                57,081
Valero Energy                                            29,874               504,572
Williams Companies                                       20,549               320,770
                                                                      ---------------
Total                                                                      18,482,546
-------------------------------------------------------------------------------------



See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
12  RIVERSOURCE VARIABLE PORTFOLIO -- CORE EQUITY FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

PHARMACEUTICALS (13.2%)
Abbott Laboratories                                       8,608              $404,920
Bristol-Myers Squibb                                     26,988(e)            548,126
Eli Lilly & Co                                           13,536(e)            468,887
Forest Laboratories                                      19,704(b)            494,767
Johnson & Johnson                                       115,225             6,544,780
King Pharmaceuticals                                     21,289(b)            205,013
Merck & Co                                               83,394(e)          2,331,696
Mylan                                                     8,691(b,e)          113,418
Pfizer                                                  522,744             7,841,161
Schering-Plough                                          61,003             1,532,395
Watson Pharmaceuticals                                    3,290(b)            110,840
Wyeth                                                    18,789               852,833
                                                                      ---------------
Total                                                                      21,448,836
-------------------------------------------------------------------------------------

ROAD & RAIL (0.4%)
Norfolk Southern                                         11,720(d)            441,492
Ryder System                                              5,190               144,905
                                                                      ---------------
Total                                                                         586,397
-------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (1.7%)
Altera                                                   10,597(e)            172,519
Infineon Technologies                                    56,961(b,c)          203,373
Infineon Technologies ADR                                43,355(b,c,e)        154,561
Intel                                                    90,357(e)          1,495,407
Linear Technology                                         8,039(e)            187,711
LSI                                                      28,634(b)            130,571
MEMC Electronic Materials                                10,781(b)            192,010
Natl Semiconductor                                        8,094(e)            101,580
NVIDIA                                                    1,529(b,e)           17,262
Xilinx                                                    4,147(e)             84,848
                                                                      ---------------
Total                                                                       2,739,842
-------------------------------------------------------------------------------------

SOFTWARE (3.3%)
Compuware                                                16,919(b)            116,064
Intuit                                                   10,005(b)            281,741
Microsoft                                               149,034             3,542,538
Oracle                                                   46,425               994,424
Symantec                                                 30,875(b)            480,415
                                                                      ---------------
Total                                                                       5,415,182
-------------------------------------------------------------------------------------

SPECIALTY RETAIL (5.0%)
Abercrombie & Fitch Cl A                                  8,533(e)            216,653
AutoNation                                                1,855(b)             32,184
AutoZone                                                    669(b)            101,093
Bed Bath & Beyond                                         7,322(b)            225,152
Best Buy                                                  8,799(e)            294,679
Gap                                                      21,906               359,258
Home Depot                                              163,072             3,853,391
Limited Brands                                            8,260                98,872
Lowe's Companies                                         64,735             1,256,506
Office Depot                                             35,155(b)            160,307
O'Reilly Automotive                                      10,070(b,e)          383,466
RadioShack                                                9,124               127,371
Sherwin-Williams                                         13,272               713,370
Staples                                                   7,067               142,541
Tiffany & Co                                              3,591                91,068
                                                                      ---------------
Total                                                                       8,055,911
-------------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (0.7%)
Coach                                                     9,904               266,220
Jones Apparel Group                                      10,102               108,394
Liz Claiborne                                            17,845                51,394
Nike Cl B                                                10,597               548,713
VF                                                        2,167               119,943
                                                                      ---------------
Total                                                                       1,094,664
-------------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (0.3%)
Freddie Mac                                               7,944(b,e)            4,925
People's United Financial                                32,409               487,432
                                                                      ---------------
Total                                                                         492,357
-------------------------------------------------------------------------------------

TOBACCO (0.3%)
Lorillard                                                 7,544               511,257
-------------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (--%)
Fastenal                                                    429                14,230
WW Grainger                                                 800(e)             65,504
                                                                      ---------------
Total                                                                          79,734
-------------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (0.3%)
Sprint Nextel                                           110,608(b,e)          532,024
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $174,902,986)                                                     $161,519,817
-------------------------------------------------------------------------------------





                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
RIVERSOURCE VARIABLE PORTFOLIO -- CORE EQUITY FUND -- 2009 SEMIANNUAL REPORT  13

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

MONEY MARKET FUND (0.4%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.30%                 698,432(f)           $698,432
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $698,432)                                                             $698,432
-------------------------------------------------------------------------------------



INVESTMENTS OF CASH COLLATERAL
RECEIVED FOR SECURITIES
ON LOAN (12.8%)
                                                       SHARES                VALUE(a)
CASH COLLATERAL REINVESTMENT FUND
JPMorgan Prime Money Market Fund                     20,757,538           $20,757,538
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $20,757,538)                                                       $20,757,538
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $196,358,956)                                                     $182,975,787
=====================================================================================




INVESTMENTS IN DERIVATIVES


FUTURES CONTRACTS OUTSTANDING AT JUNE 30, 2009



                             NUMBER OF                                  UNREALIZED
                             CONTRACTS      NOTIONAL     EXPIRATION    APPRECIATION
CONTRACT DESCRIPTION       LONG (SHORT)   MARKET VALUE      DATE      (DEPRECIATION)
------------------------------------------------------------------------------------
Russell 2000 Mini Index         15          $760,800     Sept. 2009         $(23,437)
S&P 500 Index                    1           228,875     Sept. 2009              177
------------------------------------------------------------------------------------
Total                                                                       $(23,260)
------------------------------------------------------------------------------------




NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At June 30, 2009, the value of foreign securities represented 1.1% of net assets.

(d) At June 30, 2009, investments in securities included securities valued at $542,198 that were partially pledged as collateral to cover initial margin deposits on open stock index futures contracts.

(e) At June 30, 2009, security was partially or fully on loan. See Note 7 to the financial statements.

(f) Affiliated Money Market Fund -- See Note 8 to the financial statements. The rate shown is the seven-day current annualized yield at June 30, 2009.

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.



--------------------------------------------------------------------------------
14  RIVERSOURCE VARIABLE PORTFOLIO -- CORE EQUITY FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

SFAS 157 establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. When a valuation uses multiple inputs from varying levels of the hierarchy, the hierarchy level is determined based on the lowest level input or inputs that are significant to the fair value measurement in its entirety. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described in Note 2 to the financial statements -- Valuation of securities.


--------------------------------------------------------------------------------
RIVERSOURCE VARIABLE PORTFOLIO -- CORE EQUITY FUND -- 2009 SEMIANNUAL REPORT  15

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of June 30, 2009:

                                         FAIR VALUE AT JUNE 30, 2009
                          ---------------------------------------------------------
                               LEVEL 1        LEVEL 2
                            QUOTED PRICES      OTHER        LEVEL 3
                              IN ACTIVE     SIGNIFICANT   SIGNIFICANT
                             MARKETS FOR     OBSERVABLE  UNOBSERVABLE
DESCRIPTION               IDENTICAL ASSETS     INPUTS       INPUTS         TOTAL
-----------------------------------------------------------------------------------
Equity Securities
  Common Stocks             $161,316,444(a)   $203,373(b)     $--      $161,519,817
-----------------------------------------------------------------------------------
Total Equity Securities      161,316,444       203,373         --       161,519,817
-----------------------------------------------------------------------------------
Other
  Affiliated Money
     Market Fund                 698,432(c)         --         --           698,432
  Investments of Cash
     Collateral Received
     for Securities on
     Loan                     20,757,538            --         --        20,757,538
-----------------------------------------------------------------------------------
Total Other                   21,455,970            --         --        21,455,970
-----------------------------------------------------------------------------------
Investments in
  Securities                 182,772,414       203,373         --       182,975,787
Other Financial
  Instruments                    (23,260)(d)        --         --           (23,260)
-----------------------------------------------------------------------------------
Total                       $182,749,154      $203,373        $--      $182,952,527
-----------------------------------------------------------------------------------


(a) All industry classifications are identified in the Portfolio of Investments.

(b) Indicates certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading. Therefore, these investment securities were classified as Level 2 instead of Level 1. All industry classifications are identified in the Portfolio of Investments.

(c) Money market fund that is a sweep investment for cash balances in the Fund at June 30, 2009.

(d) Other financial instruments are derivative instruments, such as futures, which are valued at the unrealized appreciation (depreciation) on the instrument.



--------------------------------------------------------------------------------
16  RIVERSOURCE VARIABLE PORTFOLIO -- CORE EQUITY FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.


--------------------------------------------------------------------------------
RIVERSOURCE VARIABLE PORTFOLIO -- CORE EQUITY FUND -- 2009 SEMIANNUAL REPORT  17

STATEMENT OF ASSETS AND LIABILITIES --------------------------------------------
JUNE 30, 2009 (UNAUDITED)


ASSETS
Investments in securities, at value *
  Unaffiliated issuers (identified cost $174,902,986)                     $161,519,817
  Affiliated money market fund (identified cost $698,432)                      698,432
  Investments of cash collateral received for securities on loan
    (identified cost $20,757,538)                                           20,757,538
--------------------------------------------------------------------------------------
Total investments in securities (identified cost $196,358,956)             182,975,787
Dividends and accrued interest receivable                                      323,520
Receivable for investment securities sold                                    4,196,579
--------------------------------------------------------------------------------------
Total assets                                                               187,495,886
--------------------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                                         175,423
Payable for investment securities purchased                                  4,004,206
Payable upon return of securities loaned                                    20,757,538
Variation margin payable on futures contracts                                    2,625
Accrued investment management services fees                                     57,521
Other accrued expenses                                                          99,524
--------------------------------------------------------------------------------------
Total liabilities                                                           25,096,837
--------------------------------------------------------------------------------------
Net assets applicable to outstanding shares                               $162,399,049
--------------------------------------------------------------------------------------
Outstanding shares of beneficial interest                                   30,634,829
--------------------------------------------------------------------------------------
Net asset value per share                                                 $       5.30
--------------------------------------------------------------------------------------
*Including securities on loan, at value                                   $ 19,999,045
--------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
18  RIVERSOURCE VARIABLE PORTFOLIO -- CORE EQUITY FUND -- 2009 SEMIANNUAL REPORT

STATEMENT OF OPERATIONS --------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2009 (UNAUDITED)


INVESTMENT INCOME
Income:
Dividends                                                     $  2,097,821
Income distributions from affiliated money market fund              12,221
Fee income from securities lending                                 270,039
--------------------------------------------------------------------------
Total income                                                     2,380,081
--------------------------------------------------------------------------
Expenses:
Investment management services fees                                300,412
Compensation of board members                                        2,536
Custodian fees                                                      22,519
Printing and postage                                                 2,846
Professional fees                                                   10,557
Other                                                                2,207
--------------------------------------------------------------------------
Total expenses                                                     341,077
  Expenses waived/reimbursed by the Investment Manager and
    its affiliates                                                 (33,323)
--------------------------------------------------------------------------
Total net expenses                                                 307,754
--------------------------------------------------------------------------
Investment income (loss) -- net                                  2,072,327
--------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Security transactions                                        (24,892,839)
  Foreign currency transactions                                     (1,212)
  Futures contracts                                               (518,726)
--------------------------------------------------------------------------
Net realized gain (loss) on investments                        (25,412,777)
Net change in unrealized appreciation (depreciation) on
  investments and on translation of assets and liabilities
  in foreign currencies                                         23,025,106
--------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies           (2,387,671)
--------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                  $   (315,344)
--------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
RIVERSOURCE VARIABLE PORTFOLIO -- CORE EQUITY FUND -- 2009 SEMIANNUAL REPORT  19

STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------


                                                              SIX MONTHS ENDED     YEAR ENDED
                                                                 JUNE 30, 2009  DEC. 31, 2008
                                                                   (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                   $  2,072,327  $   5,664,871
Net realized gain (loss) on investments                            (25,412,777)   (83,517,331)
Net change in unrealized appreciation (depreciation) on
  investments and on translation of assets and liabilities
  in foreign currencies                                             23,025,106    (58,655,563)
---------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                          (315,344)  (136,508,023)
---------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income                                                     --       (690,000)
  Net realized gain                                                         --    (40,450,000)
---------------------------------------------------------------------------------------------
Total distributions                                                         --    (41,140,000)
---------------------------------------------------------------------------------------------
SHARE TRANSACTIONS
Proceeds from sales of shares                                          670,020        506,853
Reinvestment of distributions at net asset value                            --     41,140,000
Payments for redemptions of shares                                 (12,821,316)   (54,294,774)
---------------------------------------------------------------------------------------------
Increase (decrease) in net assets from share transactions          (12,151,296)   (12,647,921)
---------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                            (12,466,640)  (190,295,944)
Net assets at beginning of period                                  174,865,689    365,161,633
---------------------------------------------------------------------------------------------
Net assets at end of period                                       $162,399,049  $ 174,865,689
---------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
20  RIVERSOURCE VARIABLE PORTFOLIO -- CORE EQUITY FUND -- 2009 SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS -----------------------------------------------------------

The table below shows certain important information for evaluating the Fund's results. On Sept. 10, 2004, the Fund acquired the assets of IDS Life Variable Annuity Fund A (Fund A) and IDS Life Variable Annuity Fund B (Fund B), which were segregated asset accounts. For accounting and financial statement purposes, Fund B was the accounting survivor. Information since Sept. 10, 2004 relates to RiverSource Variable Portfolio -- Core Equity Fund. The information prior to Sept. 10, 2004 relates to Fund B and is derived from its financial statements.

PER SHARE INCOME AND CAPITAL CHANGES(A)


                                                                     FISCAL PERIOD ENDED DEC. 31,
                                                  2009(m)            2008          2007          2006          2005
Net asset value, beginning of period               $5.27            $10.30        $10.97        $11.14        $10.64
--------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                         .07(e)            .17           .19           .17           .16
Net gains (losses) (both realized and
 unrealized)                                        (.04)            (4.01)          .15          1.41           .53
--------------------------------------------------------------------------------------------------------------------
Total from investment operations                     .03             (3.84)          .34          1.58           .69
--------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  --              (.02)         (.17)         (.17)         (.16)
Distributions from realized gains                     --             (1.17)         (.84)        (1.58)         (.03)
--------------------------------------------------------------------------------------------------------------------
Total distributions                                   --             (1.19)        (1.01)        (1.75)         (.19)
--------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $5.30             $5.27        $10.30        $10.97        $11.14
--------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)             $162              $175          $365          $432          $466
--------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(f),(g)                        .44%(h),(i)       .48%(i)       .48%(i)       .45%(i)       .45%(i)
--------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(f),(g)                        .40%(h),(i),(j)   .40%(i),(j)   .40%(i),(j)   .40%(i),(j)   .40%(i),(j)
--------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                       2.69%(h)          2.07%         1.68%         1.63%         1.48%
--------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                              43%              103%           65%           73%          121%
--------------------------------------------------------------------------------------------------------------------
Total return(f)                                     .65%(k),(l)    (41.62%)(l)     3.32%(l)     15.79%(l)      6.57%(l)
--------------------------------------------------------------------------------------------------------------------
                                                      FISCAL PERIOD ENDED DEC. 31,
                                                  2004(b)          2004(c)     2004(d)
Net asset value, beginning of period               $10.00           $10.14      $10.14
--------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .05              .01         .06
Net gains (losses) (both realized and
 unrealized)                                          .64             (.15)        .49
--------------------------------------------------------------------------------------
Total from investment operations                      .69             (.14)        .55
--------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.05)              --        (.05)
Distributions from realized gains                      --               --          --
--------------------------------------------------------------------------------------
Total distributions                                  (.05)              --        (.05)
--------------------------------------------------------------------------------------
Net asset value, end of period                     $10.64           $10.00      $10.64
--------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)              $529             $296        $529
--------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(f),(g)                         .40%(h)         1.40%(h)     .99%
--------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(f),(g)                         .40%(h)         1.40%(h)     .99%
--------------------------------------------------------------------------------------
Net investment income (loss)                        1.73%(h)          .11%(h)     .79%
--------------------------------------------------------------------------------------
Portfolio turnover rate                               45%              77%        135%
--------------------------------------------------------------------------------------
Total return(f)                                     6.95%(k),(l)    (1.38%)(k)   5.42%
--------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent. The per-share information for the period prior to Sept. 10, 2004 has been restated on a 2.793 to 1 exchange ratio to present such information on a comparable basis with the reorganization date net asset value of $10.00 per share.
(b) For the period from Sept. 10, 2004 (date the Fund became available) to Dec. 31, 2004.
(c) For the period from Jan. 1, 2004 to Sept. 10, 2004.
(d) For the period from Jan. 1, 2004 to Dec. 31, 2004.
(e) Per share amount has been calculated using the average shares outstanding method.


--------------------------------------------------------------------------------
RIVERSOURCE VARIABLE PORTFOLIO -- CORE EQUITY FUND -- 2009 SEMIANNUAL REPORT  21

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------


(f) The total return and ratio of expenses for the Fund included management fee only for the periods since Sept. 10, 2004. Previous period included both management and mortality and expense risk fees under Fund B. Total return does not reflect payment of a sales charge.
(g) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(h) Adjusted to an annual basis.
(i) Expense ratio is before reduction for earnings and bank credits on cash balances.
(j) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(k) Not annualized.
(l) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(m) Six months ended June 30, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
22  RIVERSOURCE VARIABLE PORTFOLIO -- CORE EQUITY FUND -- 2009 SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------
(UNAUDITED AS OF JUNE 30, 2009)


1. ORGANIZATION

RiverSource Variable Portfolio -- Core Equity Fund (the Fund) is a series of RiverSource Variable Series Trust, a Massachusetts business trust, and is registered under the Investment Company Act of 1940, as amended (the 1940 Act) as a diversified, open-end management investment company. The Fund has unlimited authorized shares of beneficial interest. Prior to Feb. 1, 2008, the Fund was a series of RiverSource Variable Portfolio -- Select Series, Inc., a Minnesota corporation. The reorganization of the Fund from a series of the Minnesota corporation into a corresponding newly-formed series of RiverSource Variable Series Trust was approved by the Fund's shareholders on Jan. 29, 2008. The Fund invests primarily in equity securities of companies with a market capitalization greater than $5 billion at the time of purchase.

You may not buy (nor will you own) shares of the Fund directly. You invest by owning RiverSource Variable Annuity Fund A or RiverSource Variable Annuity Fund B and allocating your purchase payments to the variable account that invests in the Fund. Refer to your variable annuity contract prospectus for information regarding the investment options available to you.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities, and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES
All securities are valued at the close of business of the New York Stock Exchange (NYSE). Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued by an independent pricing service using an evaluated bid. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Fund's Board of Trustees (the Board) generally contemplate the use of fair valuation in the event

--------------------------------------------------------------------------------
RIVERSOURCE VARIABLE PORTFOLIO -- CORE EQUITY FUND -- 2009 SEMIANNUAL REPORT  23

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, RiverSource Investments, LLC (RiverSource Investments or the Investment Manager) will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. Swap transactions are valued through an authorized pricing service, broker, or an internal model.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on the current interest rates. Typically, those maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61(st) day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value. Investments in money market funds are valued at net asset value.

FOREIGN CURRENCY TRANSLATIONS
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of Operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.


--------------------------------------------------------------------------------
24  RIVERSOURCE VARIABLE PORTFOLIO -- CORE EQUITY FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


GUARANTEES AND INDEMNIFICATIONS
Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES
Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all the tax returns filed for the last three years.

OTHER
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

3. INVESTMENTS IN DERIVATIVES

The Fund may invest in certain derivative instruments which are transactions whose values depend on or are derived from (in whole or in part) the value of one or more other assets, such as securities, currencies, commodities or indices. Such derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk, and credit risk.

FORWARD FOREIGN CURRENCY CONTRACTS
The Fund may enter into forward foreign currency contracts in connection with settling purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund's securities or as part of its investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily based upon foreign currency exchange rates from an independent pricing service and the change in

--------------------------------------------------------------------------------
RIVERSOURCE VARIABLE PORTFOLIO -- CORE EQUITY FUND -- 2009 SEMIANNUAL REPORT  25

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

value is recorded as unrealized appreciation or depreciation. The Fund will record a realized gain or loss when the foreign currency contract is closed.

The risks of foreign currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that the counterparty will not complete its contractual obligation, which may be in excess of the amount reflected in the Statement of Assets and Liabilities. At June 30, 2009, and for the six months then ended, the Fund had no outstanding forward foreign currency contracts.

FUTURES TRANSACTIONS
The Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange to produce incremental earnings, hedge existing positions or protect against market changes in the value of equities, interest rates or foreign currencies. The Fund may also buy and write put and call options on these futures contracts. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Futures and options on futures are valued daily based upon the last sale price at the close of the market on the principal exchange on which they are traded. Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Upon entering into futures contracts, the Fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities. The gross notional amount of long contracts was $1.0 million at June 30, 2009. The monthly average gross notional contract amount for these contracts was $5.9 million for the six months ended June 30, 2009. The fair value of such contracts on June 30, 2009 is set forth in the table below.

OPTION TRANSACTIONS
The Fund may buy and write options traded on any U.S. or foreign exchange, or in the over-the-counter (OTC) market to produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments. The Fund may also buy and sell put and call options and write covered call options on

--------------------------------------------------------------------------------
26  RIVERSOURCE VARIABLE PORTFOLIO -- CORE EQUITY FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


portfolio securities. Options are contracts which entitle the holder to purchase or sell securities or other financial instruments at a specified price, or in the case of index options, to receive or pay the difference between the index value and the strike price of the index option. Completion of options traded in the OTC market depends upon the performance of the other party. Cash collateral may be collected or posted by the Fund to secure certain OTC options trades. Cash collateral held or posted by the Fund for such option trades must be returned to the counterparty or the Fund upon closure, exercise or expiration of the contract.

Option contracts purchased are recorded as investments and options contracts written are recorded as liabilities of the Fund. Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. Option contracts, including OTC option contracts, with no readily available market value are valued using quotations obtained from independent brokers as of the close of the NYSE. The Fund will realize a gain or loss when the option transaction expires or is exercised. When options on debt securities or futures are exercised, the Fund will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The Fund's maximum payout in the case of written put option contracts represents the maximum potential amount of future payments (undiscounted) that the Fund could be required to make as a guarantor for written put options. For OTC options contracts, the transaction is also subject to counterparty credit risk. The maximum payout amount may be offset by the subsequent sale, if any, of assets obtained upon the exercise of the put options by holders of the option contracts or proceeds received upon entering into the contracts. At June 30, 2009 the Fund had no outstanding written or purchased options.

TOTAL RETURN SWAP TRANSACTIONS
The Fund may enter into total return swap transactions to gain exposure to the total return on a specified reference security, a basket of reference securities or a reference security index during the specified period, in return for periodic payments based on a fixed or variable interest rate. Total return swap transactions

--------------------------------------------------------------------------------
RIVERSOURCE VARIABLE PORTFOLIO -- CORE EQUITY FUND -- 2009 SEMIANNUAL REPORT  27

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

may be used to obtain exposure to a security or market without owning or taking physical custody of such reference security or securities in a market.

The notional amounts of swap contracts are not recorded in the financial statements. Swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time the Fund will realize a gain (loss). Periodic payments received (or made) by the Fund over the term of the contract are recorded as realized gains (losses).

Total return swap transactions may be subject to liquidity risk, which exists when a particular swap is difficult to purchase or sell. It may not be possible for the Fund to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses. Total return swaps are subject to the risk associated with the investment in the reference securities. The risk in the case of short total return swap transactions is unlimited based on the potential for unlimited increases in the market value of the reference securities. This risk may be offset if the Fund holds any of the reference securities. The risk in the case of long total return swap transactions is limited to the current notional amount of the total return swap. Total return swaps are also subject to the risk of the counterparty not fulfilling its obligations under the contract. The counterparty risk may be offset by any collateral held by the Fund related to the swap transactions. At June 30, 2009, and for the six months then ended, the Fund had no outstanding total return equity swap contracts.


--------------------------------------------------------------------------------
28  RIVERSOURCE VARIABLE PORTFOLIO -- CORE EQUITY FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


EFFECTS OF DERIVATIVE TRANSACTIONS ON THE FINANCIAL STATEMENTS
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Fund's operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

FAIR VALUES OF DERIVATIVE INSTRUMENTS AS OF JUNE 30, 2009


                            ASSET DERIVATIVES                 LIABILITY DERIVATIVES
                     -------------------------------  -------------------------------------
                     STATEMENT OF ASSETS              STATEMENT OF ASSETS
RISK EXPOSURE          AND LIABILITIES                  AND LIABILITIES
CATEGORY                   LOCATION       FAIR VALUE        LOCATION       FAIR VALUE
-------------------------------------------------------------------------------------
Equity contracts     Net                              Net
                     assets -- unrealiz-              assets -- unrealiz-
                     ed appreciation         $177*    ed depreciation        $23,437*
-------------------------------------------------------------------------------------
Total                                        $177                            $23,437
-------------------------------------------------------------------------------------


* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

EFFECT OF DERIVATIVE INSTRUMENTS ON THE STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2009


   AMOUNT OF REALIZED GAIN OR (LOSS) ON DERIVATIVES RECOGNIZED IN INCOME
--------------------------------------------------------------------------
RISK EXPOSURE CATEGORY         FUTURES        OPTIONS        TOTAL
--------------------------------------------------------------------
Equity contracts              $(518,726)     $(51,312)     $(570,038)
--------------------------------------------------------------------
Total                         $(518,726)     $(51,312)     $(570,038)
--------------------------------------------------------------------



    CHANGE IN UNREALIZED APPRECIATION OR (DEPRECIATION) ON DERIVATIVES
                           RECOGNIZED IN INCOME
--------------------------------------------------------------------------
RISK EXPOSURE CATEGORY          FUTURES       OPTIONS        TOTAL
--------------------------------------------------------------------
Equity contracts               $(803,297)     $51,311      $(751,986)
--------------------------------------------------------------------
Total                          $(803,297)     $51,311      $(751,986)
--------------------------------------------------------------------


4. EXPENSES

INVESTMENT MANAGEMENT SERVICES FEES
Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee

--------------------------------------------------------------------------------
RIVERSOURCE VARIABLE PORTFOLIO -- CORE EQUITY FUND -- 2009 SEMIANNUAL REPORT  29

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

is computed daily and is equal on an annual basis to 0.40% of the average daily net assets of the Fund.

OTHER FEES
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended June 30, 2009, other expenses paid to this company were $722.

COMPENSATION OF BOARD MEMBERS
Under a Deferred Compensation Plan (the Plan), the board members who are not "interested persons" of the Fund under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other funds in the RiverSource Family of Funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the funds until distributed in accordance with the Plan.

EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES
For the six months ended June 30, 2009, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds*) were 0.40%. The Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses indefinitely, unless sooner terminated at the discretion of the Board, such that net expenses (excluding fees and expenses of acquired funds*) will not exceed 0.40% of the Fund's average daily net assets.

* In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $65,780,812 and $64,484,355, respectively, for the six months ended June 30, 2009. Realized gains and losses are determined on an identified cost basis.


--------------------------------------------------------------------------------
30  RIVERSOURCE VARIABLE PORTFOLIO -- CORE EQUITY FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


6. SHARE TRANSACTIONS

Transactions in shares for the periods indicated are as follows:

                SIX MONTHS ENDED JUNE 30, 2009
                      ISSUED FOR                       NET
                      REINVESTED                    INCREASE
SOLD                DISTRIBUTIONS     REDEEMED     (DECREASE)
-------------------------------------------------------------
137,865                   --         (2,688,066)   (2,550,201)



                   YEAR ENDED DEC. 31, 2008
                      ISSUED FOR                       NET
                      REINVESTED                    INCREASE
SOLD                DISTRIBUTIONS     REDEEMED     (DECREASE)
-------------------------------------------------------------
64,942                4,913,798      (7,237,735)   (2,258,995)


7. LENDING OF PORTFOLIO SECURITIES

Effective Dec. 1, 2008, the Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, National Association (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral balance are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At June 30, 2009, securities valued at $19,999,045 were on loan, secured by cash collateral of $20,757,538 invested in short-term securities or in cash equivalents.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.


--------------------------------------------------------------------------------
RIVERSOURCE VARIABLE PORTFOLIO -- CORE EQUITY FUND -- 2009 SEMIANNUAL REPORT  31

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Income of $270,039 earned from securities lending for the six months ended June 30, 2009 is included in the Statement of Operations. The Fund also continues to earn interest and dividends on the securities loaned.

8. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the funds in the RiverSource Family of Funds and other institutional clients of RiverSource Investments. The cost of the Fund's purchases and proceeds from sales of shares of RiverSource Short-Term Cash Fund aggregated $6,169,063 and $18,537,708, respectively, for the six months ended June 30, 2009. The income distributions received with respect to the Fund's investment in RiverSource Short-Term Cash Fund can be found in the Statement of Operations and the Fund's invested balance in RiverSource Short-Term Cash Fund at June 30, 2009 can be found in the Portfolio of Investments.

9. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other funds in the RiverSource Family of Funds, severally and not jointly, permits collective borrowings up to $475 million. The borrowers shall have the right, upon written notice to the Administrative Agent to request an increase of up to $175 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $650 million. Participation in such increase by any existing lender shall be at such lender's sole discretion. Interest is charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.75%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum, in addition to an upfront fee equal to its pro rata share of 0.02% of the amount of the credit facility. The Fund had no borrowings during the six months ended June 30, 2009.


--------------------------------------------------------------------------------
32  RIVERSOURCE VARIABLE PORTFOLIO -- CORE EQUITY FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


10. FEDERAL TAX INFORMATION

Prior to Feb. 1, 2008, net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of futures and options contracts, foreign currency transactions, recognition of unrealized appreciation (depreciation) for certain derivative investments, re-characterization of REIT distributions, investments in partnerships, foreign tax credits and losses deferred due to wash sales.

Effective Feb. 1, 2008, the Fund was reorganized as a disregarded entity for federal income tax purposes and does not expect to make regular distributions to shareholders. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The shareholder is subject to tax on its distributive share of the Fund's income and losses. The components of the Fund's net assets are reported at the shareholder level for tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.

11. SUBSEQUENT EVENTS

Management has evaluated Fund related events and transactions that occurred during the period from the date of the Statement of Assets and Liabilities through Aug. 20, 2009, the date of issuance of the Fund's financial statements. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Fund's financial statements.

12. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of

--------------------------------------------------------------------------------
RIVERSOURCE VARIABLE PORTFOLIO -- CORE EQUITY FUND -- 2009 SEMIANNUAL REPORT  33

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court, asking the U.S. Supreme Court to stay the District Court proceedings while the U.S. Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

On November 7, 2008, RiverSource Investments, LLC, a subsidiary of Ameriprise Financial, Inc., acquired J. & W. Seligman & Co. Incorporated (Seligman). In late 2003, Seligman conducted an extensive internal review concerning mutual fund trading practices. Seligman's review, which covered the period 2001-2003, noted one arrangement that permitted frequent trading in certain open-end registered investment companies managed by Seligman (the Seligman Funds); this arrangement was in the process of being closed down by Seligman before September 2003. Seligman identified three other arrangements that permitted frequent trading, all of which had been terminated by September 2002. In January 2004, Seligman, on a voluntary basis, publicly disclosed these four arrangements to its clients and to shareholders of the Seligman Funds. Seligman also provided information concerning mutual fund trading practices to the SEC and the Office of the Attorney General of the State of New York (NYAG).


--------------------------------------------------------------------------------
34  RIVERSOURCE VARIABLE PORTFOLIO -- CORE EQUITY FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


In September 2006, the NYAG commenced a civil action in New York State Supreme Court against Seligman, Seligman Advisors, Inc. (now known as RiverSource Fund Distributors, Inc.), Seligman Data Corp. and Brian T. Zino (collectively, the Seligman Parties), alleging, in substance, that the Seligman Parties permitted various persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies then managed by Seligman was and had been misleading. The NYAG included other related claims and also claimed that the fees charged by Seligman to the Seligman Funds were excessive. On March 13, 2009, without admitting or denying any violations of law or wrongdoing, the Seligman Parties entered into a stipulation of settlement with the NYAG and settled the claims made by the NYAG. Under the terms of the settlement, Seligman paid $11.3 million to four Seligman Funds. This settlement resolved all outstanding matters between the Seligman Parties and the NYAG. In addition to the foregoing matter, the New York staff of the SEC indicated in September 2005 that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and Seligman Advisors, Inc. relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds. There have been no further developments with the SEC on this matter.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the

--------------------------------------------------------------------------------
RIVERSOURCE VARIABLE PORTFOLIO -- CORE EQUITY FUND -- 2009 SEMIANNUAL REPORT  35

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT ----------------------------------------------------------------------

RiverSource Investments, LLC ("RiverSource Investments" or the "investment manager"), a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"), serves as the investment manager to the Fund. Under an investment management services agreement (the "IMS Agreement"), RiverSource Investments provides investment advice and other services to the Fund and all funds in the RiverSource Family of Funds (collectively, the "Funds").

On an annual basis, the Fund's Board of Trustees (the "Board"), including the independent Board members (the "Independent Directors"), considers renewal of the IMS Agreement. RiverSource Investments prepared detailed reports for the Board and its Contracts Committee in November 2008, including reports based on data provided by independent organizations to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) reviews information prepared by RiverSource Investments addressing the services RiverSource Investments provides and Fund performance. The Board accords particular weight to the work, deliberations and conclusions of the Contracts, Investment Review and Compliance Committees in determining whether to continue the IMS Agreement. At the April 7-8, 2009 in-person Board meeting, independent legal counsel to the Independent Directors reviewed with the Independent Directors various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Directors, approved renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by RiverSource Investments: The Board analyzed various reports and presentations it had received detailing the services performed by RiverSource Investments, as well as its expertise, resources and capabilities. The Board specifically considered many developments during the past year concerning the services provided by RiverSource

--------------------------------------------------------------------------------
36  RIVERSOURCE VARIABLE PORTFOLIO -- CORE EQUITY FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


Investments, including, in particular, the continued investment in, and resources dedicated to, the Fund's operations, most notably, the large investment made in the acquisition of J. & W. Seligman & Co. Incorporated, including its portfolio management operations, personnel and infrastructure (including the addition of two new offices in New York City and Palo Alto). Further, in connection with the Board's evaluation of the overall package of services provided by RiverSource Investments, the Board considered the quality of the administrative and transfer agency services provided by RiverSource Investments' affiliates to the Fund. The Board also reviewed the financial condition of RiverSource Investments (and its affiliates) and each entity's ability to carry out its responsibilities under the IMS Agreement. Further, the Board considered RiverSource Investments' ability to retain key personnel and its expectations in this regard. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by RiverSource Investments). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality, particularly in light of recent market conditions.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that RiverSource Investments and its affiliates were in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance: For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered: (i) detailed reports containing data prepared by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund; and (ii) a report detailing the Fund's performance over various periods, recent Fund inflows (and outflows) and a comparison of the Fund's net assets from December 2007 to December 2008. The Board observed that the Fund's investment performance reflected the interrelationship of exceptionally challenging market conditions with the investment strategies employed by the portfolio management team. Further, the Board noted that appropriate measures have been taken to change the portfolio management team and reposition the Fund using a quantitative investment process.


--------------------------------------------------------------------------------
RIVERSOURCE VARIABLE PORTFOLIO -- CORE EQUITY FUND -- 2009 SEMIANNUAL REPORT  37

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT (continued) ----------------------------------------------------------

Comparative Fees, Costs of Services Provided and the Profits Realized By RiverSource Investments and its Affiliates from their Relationships with the
Fund: The Board reviewed comparative fees and the costs of services to be provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (prepared by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its peer group, as well as data showing the Fund's contribution to RiverSource Investments' profitability.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Funds' family, while assuring that the overall fees for each fund are generally in line with the "pricing philosophy" (i.e., that the total expense ratio of each fund (excluding the effect of a performance incentive adjustment, if applicable), with few exceptions, is at or below the median expense ratio of funds in the same comparison group). The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) was below the peer group's median expense ratio shown in the reports.

The Board also considered the expected profitability of RiverSource Investments and its affiliates in connection with RiverSource Investments providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to RiverSource Investments and Ameriprise Financial from managing and operating the Fund, including data showing comparative profitability over the past two years. The Board also considered the services acquired by the investment manager through the use of commission dollars paid by the Funds on portfolio transactions. The Board noted that the fees paid by the Fund should permit the investment manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized: The Board observed that the Fund is closed to new investors. The Board also considered that the IMS Agreement provides for a unified asset-based fee and requires RiverSource Investments to provide investment management and other services, including administrative and transfer agency services.

Based on the foregoing, the Board, including all of the Independent Directors, concluded that the investment management service fees were fair and reasonable

--------------------------------------------------------------------------------
38  RIVERSOURCE VARIABLE PORTFOLIO -- CORE EQUITY FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 8, 2009, the Board, including all of the Independent Directors, approved the renewal of the IMS Agreement for an additional annual period.

PROXY VOTING -------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling the RiverSource Family of Funds at 1(800) 221-2450; contacting your financial intermediary; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.


--------------------------------------------------------------------------------
RIVERSOURCE VARIABLE PORTFOLIO -- CORE EQUITY FUND -- 2009 SEMIANNUAL REPORT  39

RIVERSOURCE VARIABLE PORTFOLIO - CORE EQUITY FUND
734 Ameriprise Financial Center
Minneapolis, MN 55474


                                This report must be accompanied or preceded by the Fund's
                                current prospectus.
                                RiverSource(R) mutual funds are distributed by RiverSource
                                Fund Distributors, Inc. Member FINRA, and managed by
                                RiverSource Investments, LLC. Insurance and Annuities are
                                issued by RiverSource Life Insurance Company. RiverSource is part of Ameriprise Financial, Inc.
(RIVERSOURCE INVESTMENTS LOGO)  (C)2009 RiverSource Fund Distributors, Inc.                   S-6350 G (8/09)

Item 2.   Code of Ethics. Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert. Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services. Not applicable for semi-annual reports.

Item 5.  Audit Committee of Listed Registrants. Not applicable.

Item 6. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10. Submission of matters to a vote of security holders. Not applicable.

Item 11. Controls and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's Principal Financial Officer and Principal Executive Officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable for semi-annual reports.

(a)(2) Separate certification for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX.99.CERT.

(a)(3) Not applicable.

(b) A certification by the Registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX.99.906 CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) RiverSource Variable Series Trust


By /s/ Patrick T. Bannigan
   -----------------------------------------
   Patrick T. Bannigan
   President and Principal Executive Officer

Date September 2, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Patrick T. Bannigan
   -----------------------------------------
   Patrick T. Bannigan
   President and Principal Executive Officer

Date September 2, 2009


By /s/ Jeffrey P. Fox
   -----------------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial Officer

Date September 2, 2009